UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2022
Vanguard 500 Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	26
Liquidity Risk Management	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
500 Index Fund
Investor Shares	$1,000.00	$799.80	$0.62
ETF Shares	1,000.00	800.20	0.13
Admiral™ Shares	1,000.00	800.20	0.18
Institutional Select Shares	1,000.00	800.30	0.04
Based on Hypothetical 5% Yearly Return
500 Index Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

500 Index Fund
Fund Allocation
As of June 30, 2022
Communication Services	8.9%
Consumer Discretionary	10.5
Consumer Staples	7.0
Energy	4.4
Financials	10.8
Health Care	15.2
Industrials	7.8
Information Technology	26.8
Materials	2.6
Real Estate	2.9
Utilities	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

500 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	6,648,005	14,487,731
*	Alphabet Inc. Class C	6,113,086	13,372,070
*	Meta Platforms Inc. Class A	50,764,605	8,185,793
	Verizon Communications Inc.	92,953,019	4,717,366
	Comcast Corp. Class A	98,948,945	3,882,757
*	Walt Disney Co.	40,315,922	3,805,823
	AT&T Inc.	158,457,180	3,321,262
*	T-Mobile US Inc.	13,041,441	1,754,595
*	Netflix Inc.	9,733,972	1,702,180
	Activision Blizzard Inc.	17,307,676	1,347,576
*	Charter Communications Inc. Class A	2,563,445	1,201,051
	Electronic Arts Inc.	6,223,542	757,094
*	Warner Bros Discovery Inc.	48,881,865	655,995
*	Twitter Inc.	16,882,786	631,247
*	Match Group Inc.	6,318,747	440,353
*	Take-Two Interactive Software Inc.	3,498,167	428,630
	Paramount Global Inc. Class B	13,467,176	332,370
	Omnicom Group Inc.	4,555,853	289,798
*	Live Nation Entertainment Inc.	3,032,495	250,423
	Interpublic Group of Cos. Inc.	8,720,458	240,074
	Lumen Technologies Inc.	20,587,806	224,613
	Fox Corp. Class A	6,670,955	214,538
	News Corp. Class A	11,296,965	176,007
	Fox Corp. Class B	3,456,326	102,653
*	DISH Network Corp. Class A	5,547,215	99,462
			62,621,461
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	193,671,200	20,569,818
*	Tesla Inc.	18,574,050	12,508,137
	Home Depot Inc.	22,872,501	6,273,241
	McDonald's Corp.	16,368,838	4,041,139
	NIKE Inc. Class B	28,082,167	2,869,997
	Lowe's Cos. Inc.	14,633,648	2,556,059
	Starbucks Corp.	25,386,028	1,939,239
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	899,222	1,572,730
	TJX Cos. Inc.	25,996,445	1,451,901
	Target Corp.	10,233,767	1,445,315
	Dollar General Corp.	5,064,241	1,242,967
*	General Motors Co.	32,272,496	1,024,974
	Ford Motor Co.	87,408,082	972,852
*	AutoZone Inc.	439,287	944,081
*	O'Reilly Automotive Inc.	1,454,882	919,136
	Marriott International Inc. Class A	6,084,574	827,563
*	Chipotle Mexican Grill Inc. Class A	618,905	809,070
*	Dollar Tree Inc.	4,983,547	776,686
	Yum! Brands Inc.	6,311,582	716,428
	Hilton Worldwide Holdings Inc.	6,160,417	686,517
	Ross Stores Inc.	7,778,841	546,308
*	Aptiv plc	5,997,199	534,171
	eBay Inc.	12,387,208	516,175
	Tractor Supply Co.	2,475,720	479,918
	DR Horton Inc.	7,088,695	469,201
*	Ulta Beauty Inc.	1,155,716	445,505
	Genuine Parts Co.	3,134,403	416,876
	Lennar Corp. Class A	5,660,383	399,453
	Garmin Ltd.	3,376,909	331,781
*	CarMax Inc.	3,553,417	321,513
*	Expedia Group Inc.	3,354,667	318,123
	VF Corp.	7,143,167	315,514
	Darden Restaurants Inc.	2,760,899	312,313
	Pool Corp.	887,107	311,579
	Domino's Pizza Inc.	797,843	310,927
	Best Buy Co. Inc.	4,481,540	292,152
	LKQ Corp.	5,760,396	282,778
*	NVR Inc.	68,443	274,055
*	Las Vegas Sands Corp.	7,612,801	255,714
	Hasbro Inc.	2,901,996	237,615
	Advance Auto Parts Inc.	1,352,603	234,122
	MGM Resorts International	7,828,907	226,647
	PulteGroup Inc.	5,254,771	208,247
*	Etsy Inc.	2,814,721	206,066
	Whirlpool Corp.	1,244,484	192,733
*	Caesars Entertainment Inc.	4,747,210	181,818
	BorgWarner Inc. (XNYS)	5,301,342	176,906
4

500 Index Fund
		Shares	Market Value• ($000)
*	Royal Caribbean Cruises Ltd.	4,968,348	173,445
	Tapestry Inc.	5,577,114	170,214
	Newell Brands Inc.	8,153,143	155,236
*,1	Carnival Corp.	17,945,332	155,227
	Bath & Body Works Inc.	5,273,790	141,970
*	Mohawk Industries Inc.	1,138,086	141,225
*	Wynn Resorts Ltd.	2,333,546	132,965
*	Penn National Gaming Inc.	3,615,204	109,975
*,1	Norwegian Cruise Line Holdings Ltd.	9,267,368	103,053
	Ralph Lauren Corp. Class A	1,025,968	91,978
	PVH Corp.	1,492,957	84,949
	Lennar Corp. Class B	77,011	4,521
			74,410,818
Consumer Staples (6.9%)
	Procter & Gamble Co.	53,105,424	7,636,029
	Coca-Cola Co.	86,355,867	5,432,648
	PepsiCo Inc.	30,604,179	5,100,492
	Costco Wholesale Corp.	9,810,313	4,701,887
	Walmart Inc.	31,074,191	3,778,000
	Philip Morris International Inc.	34,310,080	3,387,777
	Mondelez International Inc. Class A	30,631,700	1,901,922
	Altria Group Inc.	40,075,796	1,673,966
	Colgate-Palmolive Co.	18,548,361	1,486,466
	Estee Lauder Cos. Inc. Class A	5,130,216	1,306,512
	Kimberly-Clark Corp.	7,458,502	1,008,017
	General Mills Inc.	13,330,184	1,005,762
	Archer-Daniels-Midland Co.	12,455,324	966,533
	Sysco Corp.	11,277,205	955,292
	Constellation Brands Inc. Class A	3,602,017	839,486
*	Monster Beverage Corp.	8,322,930	771,536
	Hershey Co.	3,231,085	695,200
	Kroger Co.	13,519,225	639,865
	Walgreens Boots Alliance Inc.	15,868,345	601,410
	Kraft Heinz Co.	15,714,083	599,335
	Keurig Dr Pepper Inc.	16,331,205	577,961
	Tyson Foods Inc. Class A	6,453,059	555,350
	Church & Dwight Co. Inc.	5,372,062	497,775
	McCormick & Co. Inc.	5,536,601	460,922
	Kellogg Co.	5,607,586	400,045
	Clorox Co.	2,724,001	384,030
	Conagra Brands Inc.	10,621,081	363,666
	J M Smucker Co.	2,400,785	307,325
	Hormel Foods Corp.	6,273,281	297,103
	Brown-Forman Corp. Class B	4,046,150	283,878
	Lamb Weston Holdings Inc.	3,198,485	228,564
	Molson Coors Beverage Co. Class B	4,168,061	227,201
		Shares	Market Value• ($000)
	Campbell Soup Co.	4,473,683	214,960
			49,286,915
Energy (4.3%)
	Exxon Mobil Corp.	93,239,632	7,985,042
	Chevron Corp.	43,488,724	6,296,297
	ConocoPhillips	28,629,132	2,571,182
	EOG Resources Inc.	12,965,003	1,431,855
	Occidental Petroleum Corp.	19,707,125	1,160,356
	Schlumberger NV	31,282,624	1,118,667
	Pioneer Natural Resources Co.	4,980,240	1,110,992
	Marathon Petroleum Corp.	11,974,736	984,443
	Valero Energy Corp.	9,033,022	960,030
	Phillips 66	10,649,024	873,113
	Williams Cos. Inc.	26,962,186	841,490
	Devon Energy Corp.	13,583,875	748,607
	Kinder Morgan Inc.	43,157,953	723,327
	Hess Corp.	6,131,410	649,562
	Halliburton Co.	19,962,700	626,030
	Baker Hughes Co. Class A	20,701,903	597,664
	ONEOK Inc.	9,886,664	548,710
	Coterra Energy Inc.	17,839,431	460,079
	Diamondback Energy Inc.	3,693,990	447,527
	Marathon Oil Corp.	15,660,433	352,047
	APA Corp.	7,486,252	261,270
			30,748,290
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	40,043,829	10,932,766
	JPMorgan Chase & Co.	65,008,400	7,320,596
	Bank of America Corp.	156,931,510	4,885,278
	Wells Fargo & Co.	83,877,900	3,285,497
	S&P Global Inc.	7,681,151	2,589,009
	Morgan Stanley	30,974,956	2,355,955
	Goldman Sachs Group Inc.	7,361,983	2,186,656
	Charles Schwab Corp.	33,381,612	2,109,050
	Citigroup Inc.	42,976,351	1,976,482
	BlackRock Inc.	3,152,208	1,919,821
	American Express Co.	13,501,320	1,871,553
	Chubb Ltd.	9,378,606	1,843,646
	Marsh & McLennan Cos. Inc.	11,109,543	1,724,757
	CME Group Inc.	7,955,633	1,628,518
	Progressive Corp.	12,946,447	1,505,283
	PNC Financial Services Group Inc.	9,155,003	1,444,385
	Truist Financial Corp.	29,471,228	1,397,820
	US Bancorp	29,928,038	1,377,288
	Aon plc Class A (XNYS)	4,700,377	1,267,598
	Intercontinental Exchange Inc.	12,355,484	1,161,910
	Moody's Corp.	3,552,893	966,280
	MetLife Inc.	15,298,637	960,602
	Capital One Financial Corp.	8,698,568	906,304
	Travelers Cos. Inc.	5,311,836	898,391
	American International Group Inc.	17,532,154	896,419
	Prudential Financial Inc.	8,299,571	794,103

5

500 Index Fund
		Shares	Market Value• ($000)
	Allstate Corp.	6,085,499	771,215
	Arthur J Gallagher & Co.	4,649,167	758,000
	MSCI Inc. Class A	1,795,671	740,086
	Aflac Inc.	13,116,194	725,719
	Bank of New York Mellon Corp.	16,447,662	686,032
	M&T Bank Corp.	3,971,601	633,034
	Discover Financial Services	6,219,858	588,274
	Ameriprise Financial Inc.	2,432,923	578,257
	First Republic Bank	3,972,870	572,888
	T Rowe Price Group Inc.	5,031,442	571,622
*	SVB Financial Group	1,302,823	514,602
	Fifth Third Bancorp	15,190,195	510,391
	Willis Towers Watson plc	2,468,214	487,201
	Hartford Financial Services Group Inc.	7,281,556	476,432
	Northern Trust Corp.	4,610,812	444,851
	Cincinnati Financial Corp.	3,302,036	392,876
	Nasdaq Inc.	2,551,096	389,144
	Regions Financial Corp.	20,681,214	387,773
	Citizens Financial Group Inc.	10,856,597	387,472
	Raymond James Financial Inc.	4,302,087	384,650
	Huntington Bancshares Inc.	31,853,054	383,192
	State Street Corp.	6,072,007	374,339
	KeyCorp.	20,638,658	355,604
	Principal Financial Group Inc.	5,201,187	347,387
	FactSet Research Systems Inc.	838,908	322,619
	W R Berkley Corp.	4,637,269	316,540
	Synchrony Financial	11,098,994	306,554
	Brown & Brown Inc.	5,183,772	302,421
	Cboe Global Markets Inc.	2,350,501	266,053
	Loews Corp.	4,305,249	255,129
	Everest Re Group Ltd.	873,240	244,752
	MarketAxess Holdings Inc.	835,652	213,935
	Comerica Inc.	2,895,707	212,487
	Assurant Inc.	1,196,089	206,744
	Signature Bank	1,148,147	205,760
	Globe Life Inc.	2,006,077	195,532
	Zions Bancorp NA	3,351,660	170,600
	Lincoln National Corp.	3,574,292	167,170
	Franklin Resources Inc.	6,200,178	144,526
	Invesco Ltd.	7,446,940	120,119
			76,317,949
Health Care (15.1%)
	UnitedHealth Group Inc.	20,765,310	10,665,686
	Johnson & Johnson	58,242,858	10,338,690
	Pfizer Inc.	124,191,448	6,511,358
	AbbVie Inc.	39,112,890	5,990,530
	Eli Lilly & Co.	17,455,476	5,659,589
	Merck & Co. Inc.	55,972,294	5,102,994
	Thermo Fisher Scientific Inc.	8,664,635	4,707,323
		Shares	Market Value• ($000)
	Abbott Laboratories	38,754,656	4,210,693
	Danaher Corp.	14,322,926	3,631,148
	Bristol-Myers Squibb Co.	47,124,724	3,628,604
	Amgen Inc.	11,823,922	2,876,760
	CVS Health Corp.	29,024,495	2,689,410
	Medtronic plc	29,693,352	2,664,978
	Elevance Health Inc.	5,336,198	2,575,142
	Cigna Corp.	7,022,590	1,850,593
	Zoetis Inc.	10,417,210	1,790,614
	Gilead Sciences Inc.	27,763,853	1,716,084
*	Vertex Pharmaceuticals Inc.	5,661,332	1,595,307
*	Intuitive Surgical Inc.	7,945,501	1,594,741
	Becton Dickinson and Co.	6,309,924	1,555,586
	Stryker Corp.	7,449,854	1,481,999
*	Regeneron Pharmaceuticals Inc.	2,391,241	1,413,534
	Humana Inc.	2,799,873	1,310,537
*	Edwards Lifesciences Corp.	13,761,811	1,308,611
*	Boston Scientific Corp.	31,642,156	1,179,303
*	Centene Corp.	12,946,230	1,095,380
*	Moderna Inc.	7,657,439	1,093,865
	McKesson Corp.	3,217,650	1,049,630
*	IQVIA Holdings Inc.	4,188,940	908,958
	HCA Healthcare Inc.	5,036,730	846,473
	Agilent Technologies Inc.	6,641,722	788,837
	Baxter International Inc.	11,143,212	715,728
	ResMed Inc.	3,237,699	678,719
*	Biogen Inc.	3,241,485	661,068
*	IDEXX Laboratories Inc.	1,859,362	652,134
*	DexCom Inc.	8,687,574	647,485
*	Illumina Inc.	3,476,940	641,009
*	Mettler-Toledo International Inc.	502,137	576,840
	West Pharmaceutical Services Inc.	1,640,087	495,913
	Zimmer Biomet Holdings Inc.	4,639,460	487,422
	Laboratory Corp. of America Holdings	2,052,035	480,915
	AmerisourceBergen Corp. Class A	3,337,157	472,141
	STERIS plc	2,215,550	456,736
*	Waters Corp.	1,332,814	441,135
*	Catalent Inc.	3,965,895	425,501
[1]	PerkinElmer Inc.	2,791,723	397,039
*	Align Technology Inc.	1,621,965	383,870
*	Hologic Inc.	5,518,933	382,462
*	Molina Healthcare Inc.	1,299,279	363,291
	Quest Diagnostics Inc.	2,597,599	345,429
	Cooper Cos. Inc.	1,091,475	341,763
*	Incyte Corp.	4,167,571	316,610
	Cardinal Health Inc.	6,030,279	315,203
	Bio-Techne Corp.	868,326	300,997
	Viatris Inc.	26,837,768	280,991
	Teleflex Inc.	1,038,329	255,273
*	ABIOMED Inc.	1,008,771	249,681

6

500 Index Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	1,124,810	240,676
*	Bio-Rad Laboratories Inc. Class A	479,177	237,193
*	Henry Schein Inc.	3,056,230	234,535
	Organon & Co.	5,609,643	189,325
	DENTSPLY SIRONA Inc.	4,764,521	170,236
	Universal Health Services Inc. Class B	1,484,691	149,523
*	DaVita Inc.	1,339,240	107,086
			106,926,886
Industrials (7.8%)
	Raytheon Technologies Corp.	32,916,233	3,163,579
	United Parcel Service Inc. Class B	16,255,957	2,967,362
	Union Pacific Corp.	13,900,533	2,964,706
	Honeywell International Inc.	15,067,105	2,618,814
	Lockheed Martin Corp.	5,242,123	2,253,903
	Caterpillar Inc.	11,805,778	2,110,401
	Deere & Co.	6,179,268	1,850,505
*	Boeing Co.	12,309,901	1,683,010
	3M Co.	12,595,570	1,629,993
	General Electric Co.	24,363,462	1,551,222
	Northrop Grumman Corp.	3,234,255	1,547,817
	CSX Corp.	48,129,093	1,398,631
	Waste Management Inc.	8,455,890	1,293,582
	Norfolk Southern Corp.	5,275,255	1,199,013
	FedEx Corp.	5,278,105	1,196,599
	Illinois Tool Works Inc.	6,272,963	1,143,248
	General Dynamics Corp.	5,101,355	1,128,675
	Eaton Corp. plc	8,831,367	1,112,664
	Emerson Electric Co.	13,147,336	1,045,739
	L3Harris Technologies Inc.	4,269,615	1,031,966
	Johnson Controls International plc	15,396,621	737,190
	Cintas Corp.	1,924,965	719,032
	Parker-Hannifin Corp.	2,841,180	699,072
	Trane Technologies plc	5,176,063	672,215
	Carrier Global Corp.	18,773,969	669,480
	Otis Worldwide Corp.	9,357,818	661,317
	Fastenal Co.	12,741,563	636,059
	PACCAR Inc.	7,696,007	633,689
*	TransDigm Group Inc.	1,147,870	616,027
	Verisk Analytics Inc. Class A	3,495,547	605,044
	Cummins Inc.	3,123,313	604,455
	Republic Services Inc. Class A	4,614,012	603,836
	AMETEK Inc.	5,110,546	561,598
	Old Dominion Freight Line Inc.	2,031,700	520,684
*	Copart Inc.	4,730,339	513,999
	Rockwell Automation Inc.	2,573,981	513,020
	Equifax Inc.	2,706,911	494,769
*	Southwest Airlines Co.	13,128,116	474,188
		Shares	Market Value• ($000)
	WW Grainger Inc.	950,013	431,714
	Fortive Corp.	7,932,007	431,343
*	Delta Air Lines Inc.	14,187,878	411,023
	Quanta Services Inc.	3,180,578	398,654
	Dover Corp.	3,190,616	387,086
*	United Rentals Inc.	1,585,081	385,032
	Ingersoll Rand Inc.	8,987,554	378,196
	Expeditors International of Washington Inc.	3,713,200	361,888
	Jacobs Engineering Group Inc.	2,845,685	361,772
	Stanley Black & Decker Inc.	3,341,222	350,361
	Westinghouse Air Brake Technologies Corp.	4,042,541	331,812
	Xylem Inc.	3,985,105	311,556
	IDEX Corp.	1,682,570	305,605
	Leidos Holdings Inc.	3,023,319	304,478
*	Generac Holdings Inc.	1,412,853	297,519
	JB Hunt Transport Services Inc.	1,855,680	292,214
	Textron Inc.	4,762,144	290,824
	CH Robinson Worldwide Inc.	2,815,657	285,423
	Masco Corp.	5,223,621	264,315
	Howmet Aerospace Inc.	8,323,360	261,770
*	United Airlines Holdings Inc.	7,234,665	256,252
	Nordson Corp.	1,192,770	241,464
	Snap-on Inc.	1,181,395	232,770
	Huntington Ingalls Industries Inc.	886,860	193,176
	Allegion plc	1,945,468	190,461
	Nielsen Holdings plc	7,954,399	184,701
	Robert Half International Inc.	2,448,069	183,336
*	American Airlines Group Inc.	14,381,780	182,361
	Rollins Inc.	5,012,297	175,029
	Fortune Brands Home & Security Inc.	2,892,838	173,223
	Pentair plc	3,661,766	167,599
	A O Smith Corp.	2,875,616	157,239
*	Alaska Air Group Inc.	2,788,821	111,692
			55,118,991
Information Technology (26.7%)
	Apple Inc.	340,328,725	46,529,743
	Microsoft Corp.	165,540,119	42,515,669
	NVIDIA Corp.	55,423,616	8,401,666
	Visa Inc. Class A	36,176,263	7,122,744
	Mastercard Inc. Class A	19,008,190	5,996,704
	Broadcom Inc.	9,036,800	4,390,168
	Cisco Systems Inc.	91,926,606	3,919,751
	Accenture plc Class A	14,019,844	3,892,610
*	Adobe Inc.	10,458,510	3,828,442
*	Salesforce Inc.	21,991,046	3,629,402
	Intel Corp.	90,505,257	3,385,802
	QUALCOMM Inc.	24,789,972	3,166,671
	Texas Instruments Inc.	20,410,033	3,136,002
	International Business Machines Corp.	19,908,309	2,810,854
*	Advanced Micro Devices Inc.	35,868,564	2,742,869
	Oracle Corp.	34,844,212	2,434,565

7

500 Index Fund
		Shares	Market Value• ($000)
	Intuit Inc.	6,260,002	2,412,855
*	ServiceNow Inc.	4,437,261	2,110,006
	Automatic Data Processing Inc.	9,246,687	1,942,174
*	PayPal Holdings Inc.	25,633,062	1,790,213
	Applied Materials Inc.	19,553,340	1,778,963
	Analog Devices Inc.	11,583,328	1,692,208
	Micron Technology Inc.	24,718,257	1,366,425
	Lam Research Corp.	3,070,634	1,308,551
	Fidelity National Information Services Inc.	13,517,687	1,239,166
*	Fiserv Inc.	12,877,269	1,145,691
	KLA Corp.	3,303,438	1,054,061
*	Synopsys Inc.	3,388,222	1,029,003
	Roper Technologies Inc.	2,343,868	925,008
*	Cadence Design Systems Inc.	6,102,630	915,578
	NXP Semiconductors NV	5,810,726	860,162
	Amphenol Corp. Class A	13,215,030	850,784
*	Fortinet Inc.	14,743,254	834,173
*	Autodesk Inc.	4,814,011	827,817
	Paychex Inc.	7,110,393	809,661
	TE Connectivity Ltd.	7,132,172	807,005
	Cognizant Technology Solutions Corp. Class A	11,533,648	778,406
	Motorola Solutions Inc.	3,703,870	776,331
	HP Inc.	23,310,836	764,129
	Microchip Technology Inc.	12,304,959	714,672
	Global Payments Inc.	6,231,146	689,414
*	Enphase Energy Inc.	2,989,147	583,601
*	Keysight Technologies Inc.	4,028,628	555,346
	Corning Inc.	16,827,512	530,235
*	ON Semiconductor Corp.	9,613,951	483,678
	CDW Corp.	2,989,673	471,053
*	Arista Networks Inc.	4,982,113	467,023
*	ANSYS Inc.	1,924,772	460,579
*	Gartner Inc.	1,782,272	431,007
*	Teledyne Technologies Inc.	1,036,641	388,854
	Hewlett Packard Enterprise Co.	28,772,130	381,518
*	EPAM Systems Inc.	1,264,714	372,812
	Monolithic Power Systems Inc.	970,323	372,643
	Broadridge Financial Solutions Inc.	2,594,639	369,866
*	FleetCor Technologies Inc.	1,711,603	359,625
*	VeriSign Inc.	2,109,353	352,958
*	Zebra Technologies Corp. Class A	1,162,236	341,639
*	SolarEdge Technologies Inc.	1,225,811	335,480
	Skyworks Solutions Inc.	3,561,888	329,973
*	Akamai Technologies Inc.	3,548,147	324,052
*	Trimble Inc.	5,536,632	322,398
		Shares	Market Value• ($000)
	NetApp Inc.	4,925,826	321,361
	Teradyne Inc.	3,545,835	317,530
	Seagate Technology Holdings plc	4,374,949	312,546
*	Western Digital Corp.	6,931,139	310,723
*	Tyler Technologies Inc.	918,102	305,251
*	Paycom Software Inc.	1,065,850	298,566
	Jack Henry & Associates Inc.	1,612,908	290,356
	NortonLifeLock Inc.	12,879,931	282,843
	Citrix Systems Inc.	2,761,099	268,296
*	PTC Inc.	2,330,922	247,870
*	Qorvo Inc.	2,401,111	226,473
*	F5 Inc.	1,339,094	204,935
	Juniper Networks Inc.	7,155,062	203,919
*	DXC Technology Co.	5,258,395	159,382
*	Ceridian HCM Holding Inc.	3,037,973	143,028
			189,453,537
Materials (2.6%)
	Linde plc	11,139,785	3,203,022
	Sherwin-Williams Co.	5,296,523	1,185,944
	Air Products and Chemicals Inc.	4,908,135	1,180,308
	Newmont Corp.	17,565,106	1,048,110
	Freeport-McMoRan Inc.	32,080,218	938,667
	Corteva Inc.	16,019,361	867,288
	Ecolab Inc.	5,501,366	845,890
	Dow Inc.	16,117,246	831,811
	International Flavors & Fragrances Inc.	5,640,321	671,875
	DuPont de Nemours Inc.	11,255,356	625,573
	Nucor Corp.	5,888,991	614,870
	PPG Industries Inc.	5,228,187	597,791
	Albemarle Corp.	2,592,574	541,796
	LyondellBasell Industries NV Class A	5,729,885	501,136
	Ball Corp.	7,075,944	486,613
	Vulcan Materials Co.	2,940,645	417,866
	Amcor plc	33,248,248	413,276
	Martin Marietta Materials Inc.	1,379,968	412,942
	CF Industries Holdings Inc.	4,616,160	395,743
	Mosaic Co.	8,010,509	378,336
	International Paper Co.	8,202,836	343,125
	FMC Corp.	2,786,078	298,138
	Avery Dennison Corp.	1,809,057	292,832
	Packaging Corp. of America	2,074,338	285,221
	Celanese Corp. Class A	2,397,608	281,983
	Eastman Chemical Co.	2,853,788	256,184
	Westrock Co.	5,643,546	224,839
	Sealed Air Corp.	3,236,012	186,783
			18,327,962
Real Estate (2.9%)
	American Tower Corp.	10,285,480	2,628,866
	Prologis Inc.	16,384,750	1,927,666
	Crown Castle International Corp.	9,584,498	1,613,838
	Equinix Inc.	2,014,850	1,323,797

8

500 Index Fund
		Shares	Market Value• ($000)
	Public Storage	3,380,035	1,056,835
	Realty Income Corp.	13,313,665	908,791
	Welltower Inc.	10,049,646	827,588
	Digital Realty Trust Inc.	6,302,253	818,221
	SBA Communications Corp. Class A	2,386,299	763,735
	Simon Property Group Inc.	7,267,096	689,793
	AvalonBay Communities Inc.	3,094,739	601,153
	VICI Properties Inc.	18,670,547	556,196
	Equity Residential	7,575,175	547,079
	Weyerhaeuser Co.	16,481,090	545,854
*	CBRE Group Inc. Class A	7,236,157	532,653
	Extra Space Storage Inc.	2,972,966	505,761
	Alexandria Real Estate Equities Inc.	3,286,776	476,681
	Duke Realty Corp.	8,507,492	467,487
	Ventas Inc.	8,849,985	455,155
	Mid-America Apartment Communities Inc.	2,554,301	446,160
	Essex Property Trust Inc.	1,445,826	378,098
	Camden Property Trust	2,357,558	317,044
	Iron Mountain Inc.	6,431,655	313,157
	Healthpeak Properties Inc.	11,943,445	309,455
	UDR Inc.	6,624,958	305,013
	Boston Properties Inc.	3,156,746	280,887
	Kimco Realty Corp.	13,681,951	270,492
	Host Hotels & Resorts Inc.	15,824,850	248,134
	Regency Centers Corp.	3,435,390	203,753
	Federal Realty Investment Trust	1,580,800	151,346
	Vornado Realty Trust	3,519,970	100,636
			20,571,324
Utilities (3.1%)
	NextEra Energy Inc.	43,482,351	3,368,143
	Duke Energy Corp.	17,040,850	1,826,949
	Southern Co.	23,519,216	1,677,155
	Dominion Energy Inc.	17,957,779	1,433,210
	American Electric Power Co. Inc.	11,365,793	1,090,434
	Sempra Energy (XNYS)	6,957,428	1,045,493
	Exelon Corp.	21,693,189	983,135
	Xcel Energy Inc.	12,053,120	852,879
	Consolidated Edison Inc.	7,840,842	745,664
		Shares	Market Value• ($000)
	WEC Energy Group Inc.	6,981,263	702,594
	Public Service Enterprise Group Inc.	11,049,266	699,198
	Eversource Energy	7,633,630	644,813
	American Water Works Co. Inc.	4,023,439	598,567
	DTE Energy Co.	4,286,796	543,351
	Edison International	8,439,256	533,699
	Ameren Corp.	5,714,163	516,332
	Entergy Corp.	4,502,731	507,188
	FirstEnergy Corp.	12,641,154	485,294
	PPL Corp.	16,284,262	441,792
	CMS Energy Corp.	6,420,478	433,382
	Constellation Energy Corp.	7,229,300	413,950
	CenterPoint Energy Inc.	13,930,025	412,050
	Atmos Energy Corp.	3,077,495	344,987
	Evergy Inc.	5,080,399	331,496
	Alliant Energy Corp.	5,551,911	325,397
	AES Corp.	14,783,389	310,599
	NiSource Inc.	8,985,369	264,979
	NRG Energy Inc.	5,250,432	200,409
	Pinnacle West Capital Corp.	2,503,276	183,040
			21,916,179
Total Common Stocks (Cost $481,616,818)			705,700,312
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $4,443,101)	44,447,190	4,443,385
Total Investments (100.1%) (Cost $486,059,919)			710,143,697
Other Assets and Liabilities—Net (-0.1%)			(484,913)
Net Assets (100%)			709,658,784
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,692,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $35,874,000 was received for securities on loan.

9

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	18,722	3,547,351	(96,884)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
DXC Technology Co.	8/31/22	BANA	4,547	(1.970)	—	(2)
Goldman Sachs Group Inc.	8/31/23	BANA	62,374	(1.420)	342	—
Goldman Sachs Group Inc.	8/31/23	BANA	8,911	(1.420)	49	—
Kroger Co.	1/31/23	GSI	50,880	(0.820)	—	(3,566)
Netflix Inc.	8/31/22	BANA	17,487	(0.820)	—	(13)
Signature Bank	8/31/23	BANA	35,842	(1.570)	—	(71)
Signature Bank	8/31/23	BANA	8,064	(1.570)	—	(5)
State Street Corp.	8/31/23	BANA	117,135	(1.420)	925	—
State Street Corp.	8/31/23	BANA	9,247	(1.420)	73	—
VICI Properties Inc.	8/31/22	BANA	78,944	(2.120)	909	—
Visa Inc. Class A	8/31/22	BANA	49,223	(0.720)	63	—
					2,361	(3,657)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $481,616,818)	705,700,312
Affiliated Issuers (Cost $4,443,101)	4,443,385
Total Investments in Securities	710,143,697
Investment in Vanguard	27,494
Cash Collateral Pledged—Futures Contracts	196,589
Cash Collateral Pledged—Over-the-Counter Swap Contracts	36,600
Receivables for Investment Securities Sold	7,005
Receivables for Accrued Income	635,517
Receivables for Capital Shares Issued	168,661
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,361
Total Assets	711,217,924
Liabilities
Due to Custodian	59,045
Payables for Investment Securities Purchased	226,408
Collateral for Securities on Loan	35,874
Payables for Capital Shares Redeemed	181,218
Payables for Distributions	1,013,651
Payables to Vanguard	9,566
Variation Margin Payable—Futures Contracts	29,721
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,657
Total Liabilities	1,559,140
Net Assets	709,658,784
1 Includes $32,692 of securities on loan.
11

500 Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	475,523,221
Total Distributable Earnings (Loss)	234,135,563
Net Assets	709,658,784

Investor Shares—Net Assets
Applicable to 9,323,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,257,967
Net Asset Value Per Share—Investor Shares	$349.42

ETF Shares—Net Assets
Applicable to 705,606,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	244,635,031
Net Asset Value Per Share—ETF Shares	$346.70

Admiral Shares—Net Assets
Applicable to 1,036,948,611 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	362,280,317
Net Asset Value Per Share—Admiral Shares	$349.37

Institutional Select Shares—Net Assets
Applicable to 537,380,224 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	99,485,469
Net Asset Value Per Share—Institutional Select Shares	$185.13

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	5,907,620
Interest[2]	9,086
Securities Lending—Net	242
Total Income	5,916,948
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,904
Management and Administrative—Investor Shares	2,547
Management and Administrative—ETF Shares	32,473
Management and Administrative—Admiral Shares	71,392
Management and Administrative—Institutional Select Shares	4,329
Marketing and Distribution—Investor Shares	107
Marketing and Distribution—ETF Shares	4,292
Marketing and Distribution—Admiral Shares	6,616
Marketing and Distribution—Institutional Select Shares	539
Custodian Fees	1,470
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,553
Shareholders’ Reports—Admiral Shares	781
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	201
Other Expenses	12
Total Expenses	129,217
Expenses Paid Indirectly	(1)
Net Expenses	129,216
Net Investment Income	5,787,732
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	19,033,449
Futures Contracts	(749,180)
Swap Contracts	(143,588)
Realized Net Gain (Loss)	18,140,681
13

500 Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(197,853,207)
Futures Contracts	(187,217)
Swap Contracts	(4,138)
Change in Unrealized Appreciation (Depreciation)	(198,044,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	(174,116,149)
1	Dividends are net of foreign withholding taxes of $1,476,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,060,000, ($295,000), and ($368,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $20,932,586,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,787,732	10,217,597
Realized Net Gain (Loss)	18,140,681	30,970,270
Change in Unrealized Appreciation (Depreciation)	(198,044,562)	147,215,737
Net Increase (Decrease) in Net Assets Resulting from Operations	(174,116,149)	188,403,604
Distributions
Investor Shares	(24,820)	(59,162)
ETF Shares	(1,975,504)	(3,296,146)
Admiral Shares	(2,893,905)	(5,602,317)
Institutional Select Shares	(797,326)	(1,515,092)
Total Distributions	(5,691,555)	(10,472,717)
Capital Share Transactions
Investor Shares	(386,733)	(1,095,734)
ETF Shares	25,363,456	47,041,730
Admiral Shares	2,458,308	(2,715,238)
Institutional Select Shares	5,949,941	(1,997,365)
Net Increase (Decrease) from Capital Share Transactions	33,384,972	41,233,393
Total Increase (Decrease)	(146,422,732)	219,164,280
Net Assets
Beginning of Period	856,081,516	636,917,236
End of Period	709,658,784	856,081,516

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$439.86	$346.60	$298.16	$231.44	$246.82	$206.57
Investment Operations
Net Investment Income[1]	2.685	4.910	5.128	4.801	4.896	4.221
Net Realized and Unrealized Gain (Loss) on Investments	(90.535)	93.389	48.323	67.211	(15.776)	40.205
Total from Investment Operations	(87.850)	98.299	53.451	72.012	(10.880)	44.426
Distributions
Dividends from Net Investment Income	(2.590)	(5.039)	(5.011)	(5.292)	(4.500)	(4.176)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.590)	(5.039)	(5.011)	(5.292)	(4.500)	(4.176)
Net Asset Value, End of Period	$349.42	$439.86	$346.60	$298.16	$231.44	$246.82
Total Return[2]	-20.02%	28.53%	18.25%	31.33%	-4.52%	21.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,258	$4,512	$4,504	$4,723	$23,162	$27,656
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.25%	1.73%	1.82%	1.95%	1.87%
Portfolio Turnover Rate[4]	1%	2%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$436.47	$343.93	$295.87	$229.68	$244.94	$205.00
Investment Operations
Net Investment Income[1]	2.892	5.353	5.413	5.298	5.196	4.434
Net Realized and Unrealized Gain (Loss) on Investments	(89.856)	92.624	47.950	66.463	(15.719)	39.874
Total from Investment Operations	(86.964)	97.977	53.363	71.761	(10.523)	44.308
Distributions
Dividends from Net Investment Income	(2.806)	(5.437)	(5.303)	(5.571)	(4.737)	(4.368)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.806)	(5.437)	(5.303)	(5.571)	(4.737)	(4.368)
Net Asset Value, End of Period	$346.70	$436.47	$343.93	$295.87	$229.68	$244.94
Total Return	-19.98%	28.66%	18.35%	31.46%	-4.42%	21.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$244,635	$279,850	$177,991	$130,728	$90,639	$83,640
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.36%	1.83%	1.98%	2.06%	1.97%
Portfolio Turnover Rate[3]	1%	2%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$439.83	$346.57	$298.14	$231.44	$246.82	$206.57
Investment Operations
Net Investment Income[1]	2.886	5.326	5.427	5.319	5.181	4.458
Net Realized and Unrealized Gain (Loss) on Investments	(90.541)	93.371	48.314	66.962	(15.808)	40.193
Total from Investment Operations	(87.655)	98.697	53.741	72.281	(10.627)	44.651
Distributions
Dividends from Net Investment Income	(2.805)	(5.437)	(5.311)	(5.581)	(4.753)	(4.401)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.805)	(5.437)	(5.311)	(5.581)	(4.753)	(4.401)
Net Asset Value, End of Period	$349.37	$439.83	$346.57	$298.14	$231.44	$246.82
Total Return[2]	-19.98%	28.66%	18.37%	31.46%	-4.43%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$362,280	$453,239	$359,553	$319,624	$230,375	$235,232
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.35%	1.83%	1.97%	2.05%	1.97%
Portfolio Turnover Rate[4]	1%	2%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$233.06	$183.64	$157.98	$122.64	$130.79	$109.45
Investment Operations
Net Investment Income[1]	1.562	2.885	2.924	2.857	2.808	2.423
Net Realized and Unrealized Gain (Loss) on Investments	(47.978)	49.478	25.597	35.484	(8.400)	21.283
Total from Investment Operations	(46.416)	52.363	28.521	38.341	(5.592)	23.706
Distributions
Dividends from Net Investment Income	(1.514)	(2.943)	(2.861)	(3.001)	(2.558)	(2.366)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.514)	(2.943)	(2.861)	(3.001)	(2.558)	(2.366)
Net Asset Value, End of Period	$185.13	$233.06	$183.64	$157.98	$122.64	$130.79
Total Return	-19.97%	28.70%	18.40%	31.49%	-4.40%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99,485	$118,481	$94,870	$81,230	$56,531	$44,907
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.38%	1.86%	2.00%	2.08%	2.00%
Portfolio Turnover Rate[3]	1%	2%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
20

500 Index Fund
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
21

500 Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
22

500 Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $27,494,000, representing less than 0.01% of the fund’s net assets and 11.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

500 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	705,700,312	—	—	705,700,312
Temporary Cash Investments	4,443,385	—	—	4,443,385
Total	710,143,697	—	—	710,143,697
Derivative Financial Instruments
Assets
Swap Contracts	—	2,361	—	2,361
Liabilities
Futures Contracts[1]	96,884	—	—	96,884
Swap Contracts	—	3,657	—	3,657
Total	96,884	3,657	—	100,541
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	486,547,112
Gross Unrealized Appreciation	243,697,427
Gross Unrealized Depreciation	(20,197,726)
Net Unrealized Appreciation (Depreciation)	223,499,701
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $7,943,854,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2022, the fund purchased $68,543,754,000 of investment securities and sold $36,306,005,000 of investment securities, other than temporary cash investments. Purchases and sales include $51,439,202,000 and $28,145,129,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $1,276,641,000 and sales were
24

500 Index Fund
$513,992,000, resulting in net realized loss of $180,132,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	94,001	237	172,587	443
Issued in Lieu of Cash Distributions	24,817	65	59,155	150
Redeemed	(505,551)	(1,236)	(1,327,476)	(3,329)
Net Increase (Decrease)—Investor Shares	(386,733)	(934)	(1,095,734)	(2,736)
ETF Shares
Issued	53,837,402	135,492	79,932,127	204,970
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(28,473,946)	(71,050)	(32,890,397)	(81,325)
Net Increase (Decrease)—ETF Shares	25,363,456	64,442	47,041,730	123,645
Admiral Shares
Issued	23,094,423	58,275	40,334,657	103,425
Issued in Lieu of Cash Distributions	2,526,721	6,668	4,903,407	12,411
Redeemed	(23,162,836)	(58,485)	(47,953,302)	(122,796)
Net Increase (Decrease)—Admiral Shares	2,458,308	6,458	(2,715,238)	(6,960)
Institutional Select Shares
Issued	7,471,424	36,011	10,078,153	48,403
Issued in Lieu of Cash Distributions	797,326	3,973	1,515,092	7,237
Redeemed	(2,318,809)	(10,975)	(13,590,610)	(63,866)
Net Increase (Decrease)—Institutional Select Shares	5,949,941	29,009	(1,997,365)	(8,226)
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
25

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard 500 Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q402 082022

Semiannual Report  |  June 30, 2022
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$783.00	$0.75
ETF Shares	1,000.00	783.50	0.22
Admiral™ Shares	1,000.00	783.50	0.22
Institutional Shares	1,000.00	783.50	0.18
Institutional Plus Shares	1,000.00	783.50	0.13
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$700.10	$0.80
ETF Shares	1,000.00	700.60	0.30
Admiral Shares	1,000.00	700.60	0.30
Institutional Shares	1,000.00	700.60	0.25
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$844.60	$0.87
ETF Shares	1,000.00	845.20	0.32
Admiral Shares	1,000.00	845.20	0.32
Institutional Shares	1,000.00	845.20	0.27
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Small-Cap Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	4.0%
Consumer Discretionary	14.1
Consumer Staples	3.5
Energy	5.4
Financials	15.3
Health Care	11.5
Industrials	19.6
Real Estate	9.2
Technology	11.9
Telecommunications	1.5
Utilities	4.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (4.0%)
	Steel Dynamics Inc.	4,530,833	299,715
	Reliance Steel & Aluminum Co.	1,565,656	265,942
	Alcoa Corp.	4,661,493	212,471
*	Cleveland-Cliffs Inc.	11,937,082	183,473
	Royal Gold Inc.	1,658,881	177,135
	Olin Corp.	3,645,872	168,731
*	RBC Bearings Inc.	729,579	134,936
	Valvoline Inc.	4,504,243	129,857
	Ashland Global Holdings Inc.	1,240,432	127,826
	Huntsman Corp.	4,508,582	127,818
	Chemours Co.	3,929,000	125,807
	Hexcel Corp.	2,123,251	111,067
*	Univar Solutions Inc.	4,275,800	106,339
	United States Steel Corp.	5,930,800	106,221
	Element Solutions Inc.	5,946,582	105,849
	UFP Industries Inc.	1,504,337	102,506
	Commercial Metals Co.	3,068,418	101,565
	Balchem Corp.	730,263	94,744
*	Livent Corp.	4,087,792	92,752
	Avient Corp.	2,309,974	92,584
	Cabot Corp.	1,426,459	90,994
	Timken Co.	1,686,555	89,472
	Sensient Technologies Corp.	1,062,436	85,590
*,1	MP Materials Corp.	2,465,413	79,090
	Scotts Miracle-Gro Co.	980,198	77,426
*	Arconic Corp.	2,672,310	74,958
	Mueller Industries Inc.	1,366,971	72,846
*	Ingevity Corp.	977,557	61,723
	Innospec Inc.	627,142	60,074
	Boise Cascade Co.	997,751	59,356
	NewMarket Corp.	193,939	58,368
	Stepan Co.	535,783	54,302
	Hecla Mining Co.	13,622,109	53,399
	Minerals Technologies Inc.	831,167	50,984
		Shares	Market Value• ($000)
	Quaker Chemical Corp.	338,754	50,650
	Tronox Holdings plc Class A	2,950,532	49,569
*	GCP Applied Technologies Inc.	1,403,386	43,898
	Westlake Corp.	405,821	39,779
	Materion Corp.	516,427	38,076
	GrafTech International Ltd.	4,924,095	34,813
	Carpenter Technology Corp.	1,219,247	34,029
	Worthington Industries Inc.	760,913	33,556
	Kaiser Aluminum Corp.	400,813	31,700
	Compass Minerals International Inc.	860,760	30,462
	Schnitzer Steel Industries Inc. Class A	620,609	20,381
	Schweitzer-Mauduit International Inc.	788,126	19,798
*	Coeur Mining Inc.	6,396,800	19,446
	Ecovyst Inc.	1,592,859	15,690
	Koppers Holdings Inc.	511,478	11,580
*,1	Amyris Inc.	5,282,904	9,773
*	Century Aluminum Co.	1,271,065	9,368
	Glatfelter Corp.	557,922	3,838
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/22	19	—
			4,332,326
Consumer Discretionary (14.0%)
*	Liberty Media Corp.-Liberty Formula One Class C	4,894,705	310,667
	Service Corp. International	3,810,915	263,410
*	BJ's Wholesale Club Holdings Inc.	3,409,102	212,455

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Lithia Motors Inc. Class A	731,278	200,962
	Aramark	6,501,821	199,151
*	Mattel Inc.	8,908,239	198,921
	Williams-Sonoma Inc.	1,769,874	196,367
	Tapestry Inc.	6,364,117	194,233
	Newell Brands Inc.	9,403,677	179,046
*	Deckers Outdoor Corp.	688,403	175,784
	Pool Corp.	481,186	169,007
	Gentex Corp.	5,925,528	165,737
	Churchill Downs Inc.	864,732	165,622
*	Floor & Decor Holdings Inc. Class A	2,541,170	159,992
*	Five Below Inc.	1,402,776	159,117
	Nexstar Media Group Inc. Class A	969,961	157,987
*	Capri Holdings Ltd.	3,730,612	152,992
	Wyndham Hotels & Resorts Inc.	2,327,638	152,972
	Nielsen Holdings plc	6,363,817	147,768
*	Planet Fitness Inc. Class A	2,146,402	145,977
	H&R Block Inc.	4,033,179	142,452
	Polaris Inc.	1,428,200	141,792
	Interpublic Group of Cos. Inc.	4,974,295	136,942
*	SiteOne Landscape Supply Inc.	1,135,162	134,937
	Macy's Inc.	7,198,958	131,885
*	AutoNation Inc.	1,179,243	131,792
	Murphy USA Inc.	550,706	128,243
*	Penn National Gaming Inc.	4,215,078	128,223
*	Alaska Air Group Inc.	3,184,601	127,543
*	Bright Horizons Family Solutions Inc.	1,500,905	126,856
	Texas Roadhouse Inc. Class A	1,722,713	126,103
	Toll Brothers Inc.	2,814,571	125,530
*	Terminix Global Holdings Inc.	3,069,596	124,779
*	Skechers USA Inc. Class A	3,408,480	121,274
	TEGNA Inc.	5,631,993	118,103
*,1	Norwegian Cruise Line Holdings Ltd.	10,587,339	117,731
	Leggett & Platt Inc.	3,374,477	116,689
	Kohl's Corp.	3,249,349	115,969
*	Light & Wonder Inc.	2,417,023	113,576
	Vail Resorts Inc.	512,500	111,751
	New York Times Co. Class A	4,001,129	111,631
*	IAA Inc.	3,385,945	110,957
	Choice Hotels International Inc.	986,760	110,152
		Shares	Market Value• ($000)
*,1	DraftKings Inc. Class A	9,393,933	109,627
	Marriott Vacations Worldwide Corp.	942,311	109,497
*	Avis Budget Group Inc.	732,166	107,687
	AMERCO	222,960	106,626
	Harley-Davidson Inc.	3,353,618	106,176
*	RH	498,561	105,825
*	American Airlines Group Inc.	8,205,017	104,040
[1]	Dick's Sporting Goods Inc.	1,366,868	103,021
*,1	GameStop Corp. Class A	819,831	100,265
	Thor Industries Inc.	1,320,201	98,659
*	Helen of Troy Ltd.	602,325	97,824
	PVH Corp.	1,706,880	97,121
	Boyd Gaming Corp.	1,937,722	96,402
	Lear Corp.	755,480	95,107
*	Asbury Automotive Group Inc.	559,341	94,719
	Ralph Lauren Corp.	1,028,297	92,187
*	Hyatt Hotels Corp. Class A	1,230,309	90,932
	Hanesbrands Inc.	8,818,148	90,739
*,1	Hertz Global Holdings Inc.	5,727,802	90,728
	Tempur Sealy International Inc.	4,214,324	90,060
*	YETI Holdings Inc.	2,068,054	89,485
*,1	AMC Entertainment Holdings Inc. Class A	6,529,534	88,475
*	Fox Factory Holding Corp.	1,064,844	85,763
	Wendy's Co.	4,332,701	81,801
*	Hilton Grand Vacations Inc.	2,278,787	81,421
	Travel + Leisure Co.	2,050,460	79,599
	Academy Sports & Outdoors Inc.	2,181,288	77,523
	Bath & Body Works Inc.	2,864,042	77,100
*	Grand Canyon Education Inc.	816,866	76,941
*	Goodyear Tire & Rubber Co.	7,139,614	76,465
*	Coty Inc. Class A	9,543,200	76,441
*	Wynn Resorts Ltd.	1,318,836	75,147
*	Dorman Products Inc.	675,246	74,081
*	Visteon Corp.	710,541	73,598
*	Crocs Inc.	1,478,492	71,958
*	Callaway Golf Co.	3,500,074	71,401
*	Ollie's Bargain Outlet Holdings Inc.	1,206,447	70,879
	Penske Automotive Group Inc.	671,132	70,261

Small-Cap Index Fund
		Shares	Market Value• ($000)
	LCI Industries	610,053	68,253
	World Wrestling Entertainment Inc. Class A	1,091,554	68,211
	Carter's Inc.	966,481	68,118
	Papa John's International Inc.	814,397	68,018
*	JetBlue Airways Corp.	8,106,658	67,853
*	Peloton Interactive Inc. Class A	7,378,935	67,739
	Group 1 Automotive Inc.	398,837	67,722
*	Meritage Homes Corp.	927,716	67,259
*	Taylor Morrison Home Corp. Class A	2,873,105	67,116
*,1	Spirit Airlines Inc.	2,746,116	65,467
*	Skyline Champion Corp.	1,365,107	64,733
	Columbia Sportswear Co.	874,490	62,596
	Foot Locker Inc.	2,426,131	61,260
	Signet Jewelers Ltd.	1,138,846	60,883
	KB Home	2,130,303	60,628
*	Madison Square Garden Sports Corp.	397,395	60,007
	Nordstrom Inc.	2,813,834	59,456
	Rush Enterprises Inc. Class A	1,217,546	58,686
*	Victoria's Secret & Co.	2,094,906	58,594
	Steven Madden Ltd.	1,814,716	58,452
*	Sonos Inc.	3,234,294	58,347
*	Chegg Inc.	3,017,608	56,671
*	National Vision Holdings Inc.	2,059,492	56,636
	Wingstop Inc.	755,479	56,487
	Gap Inc.	6,531,511	53,820
	Graham Holdings Co. Class B	94,021	53,295
*	Leslie's Inc.	3,460,309	52,527
*	Gentherm Inc.	836,162	52,185
	John Wiley & Sons Inc. Class A	1,058,524	50,555
	MillerKnoll Inc.	1,911,139	50,206
*	Frontdoor Inc.	2,080,416	50,096
	Cracker Barrel Old Country Store Inc.	585,667	48,897
*	SeaWorld Entertainment Inc.	1,103,173	48,738
*	Lyft Inc. Class A	3,639,152	48,328
*	Sabre Corp.	8,233,254	48,000
	Kontoor Brands Inc.	1,413,340	47,163
	MDC Holdings Inc.	1,434,658	46,354
	Dana Inc.	3,253,643	45,779
*,1	Duolingo Inc. Class A	521,477	45,655
*	TripAdvisor Inc.	2,560,336	45,574
		Shares	Market Value• ($000)
*	KAR Auction Services Inc.	3,072,077	45,375
	PriceSmart Inc.	623,196	44,640
*	Tri Pointe Homes Inc.	2,617,767	44,162
	Red Rock Resorts Inc. Class A	1,322,309	44,112
*	LGI Homes Inc.	507,239	44,079
*,1	QuantumScape Corp. Class A	5,126,212	44,034
*	Allegiant Travel Co.	388,423	43,927
[1]	American Eagle Outfitters Inc.	3,855,346	43,103
*	Six Flags Entertainment Corp.	1,963,434	42,606
*	Under Armour Inc. Class C	5,594,314	42,405
*	Stride Inc.	1,027,404	41,908
*	Wayfair Inc. Class A	953,798	41,547
*	Cinemark Holdings Inc.	2,734,741	41,076
	Wolverine World Wide Inc.	2,036,889	41,064
*	Central Garden & Pet Co. Class A	1,023,698	40,958
*	Knowles Corp.	2,318,212	40,175
	Strategic Education Inc.	569,030	40,162
*	Adtalem Global Education Inc.	1,081,461	38,900
*	Under Armour Inc. Class A	4,628,673	38,557
*	elf Beauty Inc.	1,250,977	38,380
	Laureate Education Inc. Class A	3,262,504	37,747
	Bloomin' Brands Inc.	2,237,217	37,183
*	Shake Shack Inc. Class A	940,730	37,140
*	Madison Square Garden Entertainment Corp.	689,802	36,297
*	Tenneco Inc. Class A	2,104,056	36,106
*	Liberty Media Corp.-Liberty Formula One Class A	621,716	36,041
*	Coursera Inc.	2,540,687	36,027
	Levi Strauss & Co. Class A	2,199,158	35,890
	HNI Corp.	1,015,259	35,219
*	Driven Brands Holdings Inc.	1,267,136	34,897
	Oxford Industries Inc.	392,480	34,829
	Monro Inc.	805,929	34,558
	Acushnet Holdings Corp.	820,461	34,197
*,1	Fisker Inc. Class A	3,956,305	33,906
	Cheesecake Factory Inc.	1,268,388	33,511

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Inter Parfums Inc.	446,787	32,642
*	Dave & Buster's Entertainment Inc.	983,391	32,236
*	Sally Beauty Holdings Inc.	2,699,078	32,173
*	ODP Corp.	1,057,199	31,970
*,1	Luminar Technologies Inc. Class A	5,097,635	30,229
	Jack in the Box Inc.	531,004	29,768
*,1	Petco Health & Wellness Co. Inc. Class A	2,013,672	29,682
*	Figs Inc. Class A	3,200,928	29,160
*	Carvana Co.	1,267,131	28,612
	Sturm Ruger & Co. Inc.	445,969	28,386
*,1	Overstock.com Inc.	1,089,015	27,236
*	SkyWest Inc.	1,269,823	26,984
*,1	Dutch Bros Inc. Class A	848,257	26,847
*	Revolve Group Inc. Class A	1,032,713	26,758
*	Urban Outfitters Inc.	1,430,040	26,685
	Dine Brands Global Inc.	401,288	26,116
*	Boot Barn Holdings Inc.	376,587	25,951
	La-Z-Boy Inc.	1,087,560	25,786
*	Lions Gate Entertainment Corp. Class B	2,919,930	25,783
*,1	Sweetgreen Inc. Class A	2,181,024	25,409
*	iRobot Corp.	686,472	25,228
	Rent-A-Center Inc.	1,268,386	24,670
	Qurate Retail Inc. Class A	8,501,567	24,399
*	Brinker International Inc.	1,105,888	24,363
*	PowerSchool Holdings Inc. Class A	1,999,361	24,092
[1]	Dillard's Inc. Class A	108,067	23,836
[1]	Krispy Kreme Inc.	1,688,408	22,962
*	PROG Holdings Inc.	1,363,784	22,502
*	iHeartMedia Inc. Class A	2,771,192	21,865
	Sinclair Broadcast Group Inc. Class A	1,066,047	21,747
*	Cavco Industries Inc.	110,832	21,722
*	Abercrombie & Fitch Co. Class A	1,272,442	21,530
	Matthews International Corp. Class A	747,900	21,442
	Buckle Inc.	762,574	21,116
*	G-III Apparel Group Ltd.	1,033,581	20,909
		Shares	Market Value• ($000)
*	Mister Car Wash Inc.	1,919,707	20,886
*	American Axle & Manufacturing Holdings Inc.	2,756,620	20,757
*,1	ContextLogic Inc. Class A	12,854,535	20,567
[1]	Camping World Holdings Inc. Class A	946,902	20,444
	Steelcase Inc. Class A	1,866,158	20,024
*	AMC Networks Inc. Class A	676,426	19,697
*	2U Inc.	1,857,113	19,444
*	EW Scripps Co. Class A	1,542,670	19,237
	Designer Brands Inc. Class A	1,467,426	19,165
	Interface Inc. Class A	1,516,743	19,020
*	Vista Outdoor Inc.	676,667	18,879
*	ACV Auctions Inc. Class A	2,840,695	18,578
*	Hawaiian Holdings Inc.	1,248,435	17,865
	Sonic Automotive Inc. Class A	486,177	17,809
*	GoPro Inc. Class A	3,146,299	17,399
*	Cardlytics Inc.	777,766	17,352
*	Sleep Number Corp.	532,386	16,477
*	Cars.com Inc.	1,674,182	15,788
*	Life Time Group Holdings Inc.	1,218,972	15,700
*	Sun Country Airlines Holdings Inc.	810,694	14,868
	Scholastic Corp.	411,774	14,811
*	Udemy Inc.	1,407,984	14,375
[1]	Big Lots Inc.	685,091	14,366
[1]	Guess? Inc.	829,486	14,143
*	Lions Gate Entertainment Corp. Class A	1,413,487	13,160
*,1	Corsair Gaming Inc.	970,907	12,748
*	BJ's Restaurants Inc.	568,918	12,334
	Caleres Inc.	457,579	12,007
	Aaron's Co. Inc.	733,509	10,673
*	Zumiez Inc.	391,455	10,178
*	Central Garden & Pet Co.	228,929	9,711
*	Clear Channel Outdoor Holdings Inc.	9,072,886	9,708
*,1	Allbirds Inc. Class A	2,361,265	9,280
*	Stitch Fix Inc. Class A	1,877,596	9,275
*	WW International Inc.	1,342,073	8,576
*	Sciplay Corp. Class A	594,235	8,301
*,1	Portillo's Inc. Class A	504,517	8,249
*	Genesco Inc.	163,010	8,136
*,1	Bed Bath & Beyond Inc.	1,611,590	8,010

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Vizio Holding Corp. Class A	1,165,088	7,946
*,1	Frontier Group Holdings Inc.	827,695	7,755
	Global Industrial Co.	229,463	7,749
*	Integral Ad Science Holding Corp.	780,125	7,747
	Smith & Wesson Brands Inc.	577,539	7,583
*	Latham Group Inc.	1,071,189	7,423
*	Angi Inc. Class A	1,601,876	7,337
*,1	Canoo Inc.	3,948,034	7,304
*,1	Poshmark Inc. Class A	677,110	6,846
*	Children's Place Inc.	160,953	6,264
*	Rush Street Interactive Inc.	1,298,976	6,066
*,1	Dream Finders Homes Inc. Class A	499,013	5,309
*	Selectquote Inc.	1,593,304	3,951
[1]	Weber Inc. Class A	535,811	3,863
*,1	Cricut Inc. Class A	606,815	3,726
*	Quotient Technology Inc.	1,082,439	3,215
*,1	Traeger Inc.	742,910	3,157
*,1	Bowlero Corp.	268,724	2,846
*	RealReal Inc.	1,016,330	2,531
*	Arhaus Inc. Class A	534,161	2,404
	Rush Enterprises Inc. Class B	48,187	2,391
*,1	Solo Brands Inc. Class A	493,496	2,004
*,1	ThredUp Inc. Class A	703,515	1,759
*	Brilliant Earth Group Inc. Class A	238,057	1,131
			15,226,840
Consumer Staples (3.4%)
	Bunge Ltd.	3,834,578	347,758
*	Darling Ingredients Inc.	4,081,382	244,067
*	Performance Food Group Co.	3,916,561	180,083
*	US Foods Holding Corp.	5,656,716	173,548
	Casey's General Stores Inc.	937,677	173,451
	Ingredion Inc.	1,589,251	140,108
	Lamb Weston Holdings Inc.	1,824,860	130,404
	Molson Coors Beverage Co. Class B	2,280,621	124,317
	Flowers Foods Inc.	4,554,256	119,868
	Sanderson Farms Inc.	536,453	115,622
*	Post Holdings Inc.	1,381,388	113,757
*	Grocery Outlet Holding Corp.	2,191,270	93,414
		Shares	Market Value• ($000)
	Spectrum Brands Holdings Inc.	1,029,289	84,422
*	Simply Good Foods Co.	2,155,661	81,419
*	Hostess Brands Inc. Class A	3,490,590	74,035
*	BellRing Brands Inc.	2,930,111	72,930
*	Boston Beer Co. Inc. Class A	232,304	70,381
*	Sprouts Farmers Market Inc.	2,765,668	70,027
	WD-40 Co.	344,851	69,439
*	Celsius Holdings Inc.	1,048,071	68,397
	Coca-Cola Consolidated Inc.	116,409	65,643
	Lancaster Colony Corp.	485,886	62,572
*	Freshpet Inc.	1,145,945	59,463
*	TreeHouse Foods Inc.	1,415,268	59,187
*	United Natural Foods Inc.	1,472,608	58,021
	Medifast Inc.	291,128	52,552
	Nu Skin Enterprises Inc. Class A	1,203,400	52,107
*	Hain Celestial Group Inc.	2,152,271	51,095
	Energizer Holdings Inc.	1,799,220	51,008
*	Herbalife Nutrition Ltd.	2,461,115	50,330
	Cal-Maine Foods Inc.	1,003,628	49,589
	Edgewell Personal Care Co.	1,331,702	45,970
[1]	B&G Foods Inc.	1,739,304	41,361
	J & J Snack Foods Corp.	292,387	40,835
*	Pilgrim's Pride Corp.	1,212,234	37,858
	Reynolds Consumer Products Inc.	1,321,206	36,029
	Universal Corp.	586,864	35,505
	Vector Group Ltd.	3,347,542	35,149
*,1	Beyond Meat Inc.	1,446,808	34,637
*	Beauty Health Co.	2,473,783	31,813
	Weis Markets Inc.	409,507	30,525
	National Beverage Corp.	590,911	28,919
	Fresh Del Monte Produce Inc.	968,297	28,594
	Andersons Inc.	771,410	25,449
	Utz Brands Inc.	1,734,716	23,974
	Seaboard Corp.	5,861	22,756
*	USANA Health Sciences Inc.	290,810	21,043
*	Duckhorn Portfolio Inc.	879,233	18,517
	ACCO Brands Corp.	2,343,481	15,303

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tootsie Roll Industries Inc.	367,137	12,978
*	Sovos Brands Inc.	646,105	10,254
*,1	Rite Aid Corp.	664,397	4,478
*	Honest Co. Inc.	630,658	1,842
*	Vital Farms Inc.	202,288	1,770
*,1	BRC Inc. Class A	167,223	1,365
			3,745,938
Energy (5.4%)
	Targa Resources Corp.	5,762,446	343,845
	APA Corp.	8,549,236	298,368
	EQT Corp.	8,404,415	289,112
	Ovintiv Inc.	6,523,669	288,281
	Chesapeake Energy Corp.	3,215,995	260,817
	Texas Pacific Land Corp.	156,485	232,853
*	Antero Resources Corp.	7,075,422	216,862
	Marathon Oil Corp.	8,946,549	201,118
*	Southwestern Energy Co.	28,204,419	176,278
	NOV Inc.	9,924,303	167,820
	HF Sinclair Corp.	3,666,891	165,597
*	First Solar Inc.	2,424,019	165,148
*	Range Resources Corp.	6,476,992	160,306
	PDC Energy Inc.	2,508,879	154,572
	Matador Resources Co.	2,836,279	132,142
	DT Midstream Inc.	2,444,221	119,816
	Murphy Oil Corp.	3,729,935	112,607
	SM Energy Co.	3,079,653	105,293
	Helmerich & Payne Inc.	2,392,078	103,003
	ChampionX Corp.	5,140,984	102,049
	Magnolia Oil & Gas Corp. Class A	4,353,589	91,382
*,1	ChargePoint Holdings Inc.	6,368,380	87,183
	Patterson-UTI Energy Inc.	5,461,123	86,067
	California Resources Corp.	1,963,078	75,578
*	PBF Energy Inc. Class A	2,591,798	75,214
*	Denbury Inc.	1,207,383	72,431
	Antero Midstream Corp.	7,861,940	71,151
	Civitas Resources Inc.	1,288,925	67,398
	Whiting Petroleum Corp.	990,179	67,362
	Equitrans Midstream Corp.	10,372,671	65,970
*	CNX Resources Corp.	3,939,035	64,837
*	Peabody Energy Corp.	2,909,404	62,058
	Cactus Inc. Class A	1,450,256	58,402
		Shares	Market Value• ($000)
	Arcosa Inc.	1,220,415	56,664
[1]	Arch Resources Inc.	390,961	55,943
	Chord Energy Corp.	443,336	53,932
	New Fortress Energy Inc. Class A	1,309,149	51,803
*	NexTier Oilfield Solutions Inc.	5,235,485	49,789
*	Transocean Ltd.	14,654,227	48,799
*	Delek US Holdings Inc.	1,785,424	46,135
*	Liberty Energy Inc. Class A	3,537,877	45,143
	Enviva Inc.	755,383	43,223
*	Callon Petroleum Co.	1,089,688	42,716
	Warrior Met Coal Inc.	1,306,376	39,988
*	Array Technologies Inc.	3,601,810	39,656
*	Ameresco Inc. Class A	767,738	34,978
*,1	SunPower Corp.	2,194,103	34,689
*,1	FuelCell Energy Inc.	8,809,999	33,037
	World Fuel Services Corp.	1,510,405	30,903
	Archrock Inc.	3,715,296	30,725
*	NOW Inc.	2,790,924	27,295
*	Oceaneering International Inc.	2,527,560	26,994
*	Stem Inc.	3,702,519	26,510
	Alpha Metallurgical Resources Inc.	201,013	25,957
*	Shoals Technologies Group Inc. Class A	1,559,668	25,703
	CVR Energy Inc.	763,525	25,578
	Core Laboratories NV	1,167,942	23,137
*	ProPetro Holding Corp.	2,253,539	22,535
*	Dril-Quip Inc.	868,316	22,403
*	MRC Global Inc.	2,012,476	20,044
*	Tellurian Inc.	6,452,625	19,229
*	RPC Inc.	1,935,917	13,377
*	Comstock Resources Inc.	1,028,894	12,429
*,1	EVgo Inc.	1,754,242	10,543
*,1	Fluence Energy Inc. Class A	904,309	8,573
*,1	ProFrac Holding Corp. Class A	398,460	7,296
*	Helix Energy Solutions Group Inc.	1,868,038	5,791
	Kinetik Holdings Inc. Class A	167,823	5,729
[1]	Crescent Energy Co. Class A	395,434	4,935
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			5,813,101

Small-Cap Index Fund
		Shares	Market Value• ($000)
Financials (15.2%)
	LPL Financial Holdings Inc.	1,919,875	354,179
	Brown & Brown Inc.	5,707,346	332,967
	First Horizon Corp.	13,521,042	295,570
	American Financial Group Inc.	1,828,127	253,762
	Comerica Inc.	3,305,586	242,564
	Assurant Inc.	1,367,127	236,308
	Signature Bank	1,298,861	232,769
	East West Bancorp Inc.	3,586,925	232,433
	Carlyle Group Inc.	6,399,315	202,602
	Reinsurance Group of America Inc.	1,692,641	198,530
	First Citizens BancShares Inc. Class A	303,249	198,258
	Zions Bancorp NA	3,826,230	194,755
	Webster Financial Corp.	4,501,439	189,736
	Invesco Ltd.	11,501,778	185,524
	Western Alliance Bancorp	2,599,964	183,557
	Commerce Bancshares Inc.	2,746,713	180,322
	RenaissanceRe Holdings Ltd.	1,116,581	174,600
	Cullen/Frost Bankers Inc.	1,458,155	169,802
	SEI Investments Co.	3,125,062	168,816
	Old Republic International Corp.	7,013,753	156,828
	Morningstar Inc.	647,884	156,678
	Starwood Property Trust Inc.	7,365,096	153,857
	Voya Financial Inc.	2,583,404	153,790
	Prosperity Bancshares Inc.	2,214,403	151,177
	SouthState Corp.	1,907,681	147,178
	Unum Group	4,319,612	146,953
	AGNC Investment Corp.	13,219,664	146,342
	Stifel Financial Corp.	2,558,931	143,351
	First American Financial Corp.	2,578,609	136,460
	Popular Inc.	1,766,073	135,864
*	Alleghany Corp.	161,584	134,616
	First Financial Bankshares Inc.	3,425,669	134,526
	Glacier Bancorp Inc.	2,798,058	132,684
	Pinnacle Financial Partners Inc.	1,834,195	132,631
	Selective Insurance Group Inc.	1,524,662	132,554
	RLI Corp.	1,087,428	126,783
		Shares	Market Value• ($000)
	Kinsale Capital Group Inc.	549,868	126,272
	Synovus Financial Corp.	3,490,438	125,830
*,1	Robinhood Markets Inc. Class A	15,036,231	123,598
	Erie Indemnity Co. Class A	642,051	123,396
	Wintrust Financial Corp.	1,523,586	122,115
	United Bankshares Inc.	3,419,132	119,909
	Hanover Insurance Group Inc.	809,267	118,355
	Primerica Inc.	983,319	117,693
	Jefferies Financial Group Inc.	4,237,136	117,030
	Cadence Bank	4,866,086	114,256
	Affiliated Managers Group Inc.	977,470	113,973
	Valley National Bancorp	10,878,109	113,241
	Blackstone Mortgage Trust Inc. Class A	4,088,228	113,121
	Axis Capital Holdings Ltd.	1,939,840	110,745
	New Residential Investment Corp.	11,798,565	109,963
	Old National Bancorp	7,409,108	109,581
	Globe Life Inc.	1,121,671	109,329
	SLM Corp.	6,803,979	108,455
	Bank OZK	2,885,665	108,299
	OneMain Holdings Inc.	2,849,457	106,513
[1]	Blue Owl Capital Inc. Class A	10,573,836	106,056
	Home BancShares Inc.	4,937,310	102,548
	New York Community Bancorp Inc.	11,216,136	102,403
	Houlihan Lokey Inc. Class A	1,279,946	101,026
	Essent Group Ltd.	2,581,803	100,432
	MGIC Investment Corp.	7,828,772	98,643
	ServisFirst Bancshares Inc.	1,234,561	97,432
	FNB Corp.	8,881,557	96,454
	Hancock Whitney Corp.	2,074,371	91,957
	Umpqua Holdings Corp.	5,481,127	91,918
	Lincoln National Corp.	1,956,153	91,489
*,1	SoFi Technologies Inc.	17,358,221	91,478
	First Interstate BancSystem Inc. Class A	2,352,879	89,668

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Independent Bank Corp. (Massachusetts)	1,123,202	89,216
	White Mountains Insurance Group Ltd.	71,547	89,157
[1]	Lazard Ltd. Class A	2,708,787	87,792
	Community Bank System Inc.	1,360,172	86,072
	Assured Guaranty Ltd.	1,539,775	85,904
	Radian Group Inc.	4,367,659	85,824
	UMB Financial Corp.	978,776	84,273
	CVB Financial Corp.	3,386,240	84,013
*	Ryan Specialty Holdings Inc. Class A	2,090,935	81,944
	Evercore Inc. Class A	872,660	81,690
	United Community Banks Inc.	2,676,955	80,817
	Janus Henderson Group plc	3,393,814	79,789
	FirstCash Holdings Inc.	1,139,687	79,220
	PacWest Bancorp	2,970,826	79,202
*,1	Credit Acceptance Corp.	166,077	78,623
*	Brighthouse Financial Inc.	1,893,308	77,663
	Kemper Corp.	1,609,381	77,089
	Eastern Bankshares Inc.	4,155,469	76,710
	Walker & Dunlop Inc.	794,230	76,516
	Bank of Hawaii Corp.	1,017,162	75,677
	BankUnited Inc.	2,066,336	73,500
	First Hawaiian Inc.	3,232,223	73,404
	Cathay General Bancorp	1,800,144	70,476
	Pacific Premier Bancorp Inc.	2,397,517	70,103
	Federated Hermes Inc. Class B	2,198,039	69,876
	American Equity Investment Life Holding Co.	1,882,621	68,847
*	Texas Capital Bancshares Inc.	1,280,134	67,386
	Ameris Bancorp	1,665,308	66,912
	Simmons First National Corp. Class A	3,135,814	66,667
	Associated Banc-Corp	3,597,478	65,690
	WSFS Financial Corp.	1,633,495	65,487
	Moelis & Co. Class A	1,639,948	64,532
	First Bancorp	4,988,562	64,402
*	Mr Cooper Group Inc.	1,680,457	61,740
	Independent Bank Group Inc.	907,443	61,624
	Atlantic Union Bankshares Corp.	1,797,336	60,966
		Shares	Market Value• ($000)
	Virtu Financial Inc. Class A	2,526,522	59,146
	Fulton Financial Corp.	4,002,678	57,839
*	Enstar Group Ltd.	270,074	57,790
	Artisan Partners Asset Management Inc. Class A	1,618,977	57,587
	Columbia Banking System Inc.	1,986,364	56,909
*	Trupanion Inc.	926,234	55,815
	International Bancshares Corp.	1,353,876	54,263
*,1	Upstart Holdings Inc.	1,712,719	54,156
	Hamilton Lane Inc. Class A	798,679	53,655
	First Merchants Corp.	1,500,197	53,437
	CNO Financial Group Inc.	2,926,353	52,938
	Chimera Investment Corp.	5,975,766	52,706
	Jackson Financial Inc. Class A	1,960,725	52,449
	BOK Financial Corp.	686,975	51,922
	Arbor Realty Trust Inc.	3,846,847	50,432
	Navient Corp.	3,545,973	49,608
	Washington Federal Inc.	1,648,326	49,483
	Banner Corp.	867,200	48,745
*	Axos Financial Inc.	1,355,143	48,582
	Piper Sandler Cos.	426,788	48,381
	Towne Bank	1,740,017	47,241
	WesBanco Inc.	1,443,737	45,781
*	Genworth Financial Inc. Class A	12,910,484	45,574
	Flagstar Bancorp Inc.	1,276,899	45,266
	Park National Corp.	368,338	44,661
	First Financial Bancorp	2,258,340	43,812
	BancFirst Corp.	454,398	43,490
	Two Harbors Investment Corp.	8,665,610	43,155
*	Focus Financial Partners Inc. Class A	1,236,607	42,119
	Trustmark Corp.	1,394,324	40,700
*	Silvergate Capital Corp. Class A	758,941	40,626
	Horace Mann Educators Corp.	1,044,737	40,097
	Hope Bancorp Inc.	2,884,861	39,926
	PJT Partners Inc. Class A	559,244	39,304
	Cohen & Steers Inc.	616,209	39,185
	Northwest Bancshares Inc.	3,035,688	38,857
	NBT Bancorp Inc.	1,025,627	38,553
	Renasant Corp.	1,337,438	38,532
	Eagle Bancorp Inc.	809,985	38,401

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Provident Financial Services Inc.	1,716,635	38,212
*	Cannae Holdings Inc.	1,937,005	37,462
	Apollo Commercial Real Estate Finance Inc.	3,533,402	36,889
	Westamerica Bancorp	643,776	35,833
*	PRA Group Inc.	953,522	34,670
	Safety Insurance Group Inc.	352,303	34,209
*	BRP Group Inc. Class A	1,415,500	34,184
	StepStone Group Inc. Class A	1,305,857	33,991
*	Encore Capital Group Inc.	582,925	33,676
[1]	Hilltop Holdings Inc.	1,223,490	32,618
	Argo Group International Holdings Ltd.	881,611	32,496
	ProAssurance Corp.	1,364,463	32,242
[1]	Compass Diversified Holdings	1,504,349	32,223
	PennyMac Mortgage Investment Trust	2,313,511	31,996
	OFG Bancorp	1,227,401	31,176
	Mercury General Corp.	696,964	30,876
	Virtus Investment Partners Inc.	178,981	30,609
	Capitol Federal Financial Inc.	3,316,339	30,444
	Ladder Capital Corp.	2,874,754	30,300
*	LendingClub Corp.	2,589,109	30,267
	First Commonwealth Financial Corp.	2,253,782	30,246
	PennyMac Financial Services Inc.	688,279	30,085
	City Holding Co.	357,777	28,579
[1]	Franklin BSP Realty Trust Inc.	2,105,007	28,375
	Employers Holdings Inc.	671,622	28,134
	BGC Partners Inc. Class A	8,307,017	27,995
	National Bank Holdings Corp. Class A	730,462	27,955
	MFA Financial Inc.	2,578,464	27,718
*	Open Lending Corp. Class A	2,704,496	27,667
	iStar Inc.	1,984,812	27,212
	Berkshire Hills Bancorp Inc.	1,074,331	26,611
	S&T Bancorp Inc.	957,492	26,264
	Brookline Bancorp Inc.	1,877,050	24,984
	Redwood Trust Inc.	3,062,087	23,609
	TPG Inc. Class A	982,884	23,501
		Shares	Market Value• ($000)
	KKR Real Estate Finance Trust Inc.	1,262,310	22,027
	Broadmark Realty Capital Inc.	3,237,374	21,723
*	Columbia Financial Inc.	990,354	21,600
	Goosehead Insurance Inc. Class A	465,392	21,254
	Tompkins Financial Corp.	291,237	20,998
	United Fire Group Inc.	609,252	20,855
*	Blucora Inc.	1,129,022	20,842
[1]	Claros Mortgage Trust Inc.	1,230,220	20,606
	Nelnet Inc. Class A	237,786	20,271
	TFS Financial Corp.	1,445,034	19,840
*	Palomar Holdings Inc.	302,518	19,482
*	Triumph Bancorp Inc.	303,234	18,970
	Heartland Financial USA Inc.	452,260	18,787
[1]	ARMOUR Residential REIT Inc.	2,643,018	18,607
*,1	Lemonade Inc.	1,018,142	18,591
	Kearny Financial Corp.	1,589,420	17,658
	Enact Holdings Inc.	819,788	17,609
	WisdomTree Investments Inc.	3,165,662	16,050
	Northfield Bancorp Inc.	1,131,852	14,748
	Central Pacific Financial Corp.	679,007	14,565
	TPG RE Finance Trust Inc.	1,578,731	14,224
	Live Oak Bancshares Inc.	417,707	14,156
*,1	Marathon Digital Holdings Inc.	2,544,263	13,586
*,1	Oscar Health Inc. Class A	3,115,113	13,239
*	Ambac Financial Group Inc.	1,133,305	12,863
*,1	Riot Blockchain Inc.	3,054,655	12,799
*	SiriusPoint Ltd.	2,302,438	12,479
[1]	Invesco Mortgage Capital Inc.	848,836	12,461
*	World Acceptance Corp.	107,671	12,085
*	LendingTree Inc.	274,120	12,012
	BrightSpire Capital Inc. Class A	1,473,420	11,124
*	AssetMark Financial Holdings Inc.	550,063	10,325
[1]	P10 Inc. Class A	899,514	10,003
	National Western Life Group Inc. Class A	48,627	9,857
	Victory Capital Holdings Inc. Class A	347,638	8,378

Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	UWM Holdings Corp. Class A	2,105,887	7,455
	Granite Point Mortgage Trust Inc.	706,305	6,759
[1]	GCM Grosvenor Inc. Class A	952,754	6,526
*	Clearwater Analytics Holdings Inc. Class A	419,912	5,056
*,1	Hagerty Inc. Class A	333,803	3,835
*,1	Bakkt Holdings Inc.	1,423,074	2,988
	Associated Capital Group Inc. Class A	43,845	1,571
	loanDepot Inc. Class A	921,531	1,327
	Goldman Sachs Group Inc.	1	—
			16,465,929
Health Care (11.4%)
*	Molina Healthcare Inc.	1,483,520	414,807
	Bio-Techne Corp.	991,378	343,651
*	United Therapeutics Corp.	1,024,243	241,353
*	Neurocrine Biosciences Inc.	2,413,826	235,300
*	Jazz Pharmaceuticals plc	1,495,405	233,298
*	Repligen Corp.	1,400,741	227,480
	Organon & Co.	6,407,622	216,257
*	Syneos Health Inc.	2,591,764	185,778
	Chemed Corp.	378,277	177,559
*	Exelixis Inc.	8,098,835	168,618
	Bruker Corp.	2,639,659	165,665
*	Masimo Corp.	1,262,266	164,940
*	Shockwave Medical Inc.	859,179	164,249
*	Envista Holdings Corp.	4,109,298	158,372
*	Sarepta Therapeutics Inc.	2,098,922	157,335
*	Novocure Ltd.	2,246,109	156,105
*	Acadia Healthcare Co. Inc.	2,287,376	154,695
*	Halozyme Therapeutics Inc.	3,483,175	153,260
*	Tenet Healthcare Corp.	2,722,339	143,086
	Encompass Health Corp.	2,522,132	141,366
	Perrigo Co. plc	3,396,033	137,777
*	Charles River Laboratories International Inc.	641,971	137,363
*	HealthEquity Inc.	2,131,725	130,867
*	Inspire Medical Systems Inc.	697,013	127,323
*	Omnicell Inc.	1,116,803	127,036
*	Alkermes plc	4,128,295	122,982
		Shares	Market Value• ($000)
*	Intra-Cellular Therapies Inc.	2,144,685	122,419
*	LHC Group Inc.	744,949	116,018
*	QuidelOrtho Corp.	1,183,951	115,056
*	Ionis Pharmaceuticals Inc.	3,044,141	112,694
*	Penumbra Inc.	904,429	112,620
*	Globus Medical Inc. Class A	2,004,118	112,511
*	Lantheus Holdings Inc.	1,647,546	108,787
*	Apellis Pharmaceuticals Inc.	2,286,170	103,381
*	Medpace Holdings Inc.	680,047	101,783
*,1	Novavax Inc.	1,973,808	101,513
*	Option Care Health Inc.	3,639,446	101,140
	Premier Inc. Class A	2,831,238	101,019
*	Ultragenyx Pharmaceutical Inc.	1,676,564	100,024
*	Guardant Health Inc.	2,446,778	98,703
	Ensign Group Inc.	1,331,335	97,813
*	10X Genomics Inc. Class A	2,135,592	96,636
*	Integra LifeSciences Holdings Corp.	1,786,194	96,508
*	Tandem Diabetes Care Inc.	1,616,518	95,682
*	ICU Medical Inc.	573,861	94,337
*	Intellia Therapeutics Inc.	1,724,548	89,263
*	Arrowhead Pharmaceuticals Inc.	2,533,290	89,197
*	Amedisys Inc.	823,141	86,529
*	STAAR Surgical Co.	1,208,241	85,701
*	Mirati Therapeutics Inc.	1,261,478	84,683
*	Haemonetics Corp.	1,296,215	84,487
*	Cytokinetics Inc.	2,054,393	80,717
*	Turning Point Therapeutics Inc.	1,067,063	80,296
*	Maravai LifeSciences Holdings Inc. Class A	2,826,240	80,293
*	Merit Medical Systems Inc.	1,433,023	77,770
*	Natera Inc.	2,187,883	77,539
*	iRhythm Technologies Inc.	715,027	77,244
*	Blueprint Medicines Corp.	1,502,932	75,913
*	Amicus Therapeutics Inc.	7,067,673	75,907
*	Prestige Consumer Healthcare Inc.	1,269,038	74,619
*,1	Doximity Inc. Class A	2,129,604	74,153
*	R1 RCM Inc.	3,533,133	74,054

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Inari Medical Inc.	1,074,373	73,047
*	PTC Therapeutics Inc.	1,799,344	72,082
	CONMED Corp.	746,663	71,500
*	Karuna Therapeutics Inc.	565,055	71,485
	Patterson Cos. Inc.	2,221,516	67,312
*,1	Neogen Corp.	2,720,448	65,536
*	NuVasive Inc.	1,314,198	64,606
*	Evolent Health Inc. Class A	2,082,733	63,961
*	Denali Therapeutics Inc.	2,169,666	63,853
*	Enovis Corp.	1,160,890	63,849
*	Pacira BioSciences Inc.	1,088,882	63,482
	Select Medical Holdings Corp.	2,641,940	62,403
*	Teladoc Health Inc.	1,829,980	60,774
*	Certara Inc.	2,828,625	60,702
*	Insmed Inc.	3,012,276	59,402
*,1	Ginkgo Bioworks Holdings Inc.	24,885,076	59,226
*	Integer Holdings Corp.	835,186	59,014
	Owens & Minor Inc.	1,828,760	57,515
*	agilon health Inc.	2,570,852	56,122
*,1	Beam Therapeutics Inc.	1,417,760	54,881
*,1	Global Blood Therapeutics Inc.	1,642,360	52,473
*	Fate Therapeutics Inc.	2,088,415	51,751
*	Glaukos Corp.	1,137,036	51,644
*	Corcept Therapeutics Inc.	2,147,007	51,056
*	Progyny Inc.	1,742,919	50,632
*	Sotera Health Co.	2,502,938	49,033
*,1	Multiplan Corp.	8,869,634	48,694
*	Vir Biotechnology Inc.	1,837,095	46,791
*	Pediatrix Medical Group Inc.	2,201,331	46,250
*	AtriCure Inc.	1,110,540	45,377
*	Arvinas Inc.	1,073,165	45,170
*	Oak Street Health Inc.	2,743,109	45,097
*	Twist Bioscience Corp.	1,280,849	44,778
*	ACADIA Pharmaceuticals Inc.	3,055,336	43,050
*	Xencor Inc.	1,497,199	40,978
*	Sage Therapeutics Inc.	1,265,040	40,861
*	ChemoCentryx Inc.	1,616,822	40,065
*	Iovance Biotherapeutics Inc.	3,571,777	39,432
*	Nevro Corp.	889,864	39,003
*	Apollo Medical Holdings Inc.	989,256	38,175
*	Ironwood Pharmaceuticals Inc. Class A	3,298,650	38,033
		Shares	Market Value• ($000)
*	Supernus Pharmaceuticals Inc.	1,278,506	36,974
*	Embecta Corp.	1,458,829	36,938
*	Harmony Biosciences Holdings Inc.	744,895	36,329
*	Ligand Pharmaceuticals Inc.	406,132	36,235
*	CorVel Corp.	244,027	35,938
*	Privia Health Group Inc.	1,232,267	35,884
*	Veracyte Inc.	1,801,077	35,841
*	Emergent BioSolutions Inc.	1,140,214	35,392
*	Myriad Genetics Inc.	1,940,119	35,252
*	Cerevel Therapeutics Holdings Inc.	1,316,518	34,809
*	1Life Healthcare Inc.	4,402,247	34,514
*	Zentalis Pharmaceuticals Inc.	1,219,071	34,256
*	Meridian Bioscience Inc.	1,099,693	33,453
*	Avanos Medical Inc.	1,191,151	32,566
	Healthcare Services Group Inc.	1,868,364	32,528
*	Relay Therapeutics Inc.	1,917,264	32,114
*	Agios Pharmaceuticals Inc.	1,404,438	31,136
*	Silk Road Medical Inc.	841,481	30,621
*	AdaptHealth Corp. Class A	1,693,575	30,552
*	Surgery Partners Inc.	1,022,157	29,561
*	OPKO Health Inc.	11,669,096	29,523
*	REVOLUTION Medicines Inc.	1,497,297	29,182
*	CareDx Inc.	1,341,873	28,823
*	Axonics Inc.	504,820	28,608
*	Axsome Therapeutics Inc.	735,049	28,152
*	Allogene Therapeutics Inc.	2,352,899	26,823
*	Adaptive Biotechnologies Corp.	3,240,756	26,218
*,1	PROCEPT BioRobotics Corp.	779,974	25,497
*	Pacific Biosciences of California Inc.	5,655,869	24,999
*	BioCryst Pharmaceuticals Inc.	2,339,930	24,756
*	NeoGenomics Inc.	3,010,923	24,539
*,1	Signify Health Inc. Class A	1,777,067	24,524
	National HealthCare Corp.	350,100	24,472
*	REGENXBIO Inc.	983,465	24,292
*	Vaxcyte Inc.	1,115,840	24,281
*	Bridgebio Pharma Inc.	2,646,068	24,026

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	NextGen Healthcare Inc.	1,367,548	23,850
*	Innoviva Inc.	1,595,724	23,553
*	Madrigal Pharmaceuticals Inc.	327,755	23,461
*,1	Warby Parker Inc. Class A	2,042,903	23,003
*	FibroGen Inc.	2,141,016	22,609
*,1	Lyell Immunopharma Inc.	3,413,153	22,254
*	Alignment Healthcare Inc.	1,892,544	21,594
*	Varex Imaging Corp.	1,008,809	21,578
*	Editas Medicine Inc.	1,756,957	20,785
*	Reata Pharmaceuticals Inc. Class A	682,650	20,746
*	Brookdale Senior Living Inc.	4,493,591	20,401
*	American Well Corp. Class A	4,713,239	20,361
*	Cytek Biosciences Inc.	1,863,373	19,994
*	Health Catalyst Inc.	1,297,992	18,808
*	SpringWorks Therapeutics Inc.	747,878	18,413
*,1	Clover Health Investments Corp. Class A	8,598,797	18,401
*,1	Cano Health Inc.	4,191,702	18,360
*	Nektar Therapeutics	4,736,689	17,999
*	Outset Medical Inc.	1,211,053	17,996
*	Agiliti Inc.	843,834	17,307
*,1	Recursion Pharmaceuticals Inc. Class A	2,056,619	16,741
*	Arcus Biosciences Inc.	638,296	16,174
*	Phreesia Inc.	632,378	15,816
*	Alector Inc.	1,483,734	15,075
*	Kymera Therapeutics Inc.	729,828	14,370
*	Natus Medical Inc.	437,804	14,347
*,1	Invitae Corp.	5,807,381	14,170
*,1	Sana Biotechnology Inc.	2,180,622	14,021
*	TG Therapeutics Inc.	3,298,671	14,019
*,1	PMV Pharmaceuticals Inc.	977,154	13,924
*	Gossamer Bio Inc.	1,646,774	13,784
*,1	Hims & Hers Health Inc.	2,983,251	13,514
*	Inogen Inc.	553,194	13,376
*	Atea Pharmaceuticals Inc.	1,882,517	13,366
*	HealthStream Inc.	608,262	13,205
*	Treace Medical Concepts Inc.	905,733	12,988
		Shares	Market Value• ($000)
*	Theravance Biopharma Inc.	1,431,304	12,968
*,1	23andMe Holding Co.	5,085,137	12,611
*	Pulmonx Corp.	842,210	12,397
*,1	Nuvation Bio Inc.	3,596,907	11,654
*	NGM Biopharmaceuticals Inc.	899,808	11,536
*	Orthofix Medical Inc.	480,950	11,322
*	Seer Inc. Class A	1,242,436	11,120
*	GoodRx Holdings Inc. Class A	1,877,776	11,116
*	Amneal Pharmaceuticals Inc.	3,476,571	11,055
*,1	Butterfly Network Inc.	3,487,555	10,707
*,1	LifeStance Health Group Inc.	1,893,239	10,526
*,1	Verve Therapeutics Inc.	686,825	10,495
*	Cullinan Oncology Inc.	789,202	10,118
	Phibro Animal Health Corp. Class A	522,293	9,991
*,1	Day One Biopharmaceuticals Inc.	553,514	9,908
*,1	AnaptysBio Inc.	460,377	9,346
*,1	Erasca Inc.	1,558,675	8,682
*	Atara Biotherapeutics Inc.	1,113,551	8,675
*	Rocket Pharmaceuticals Inc.	596,134	8,203
*,1	ImmunityBio Inc.	2,062,949	7,674
*	NanoString Technologies Inc.	585,292	7,433
*	Kiniksa Pharmaceuticals Ltd. Class A	764,515	7,408
*	Stoke Therapeutics Inc.	533,944	7,053
*	Sangamo Therapeutics Inc.	1,582,628	6,552
*,1	Instil Bio Inc.	1,331,081	6,150
*,1	Amylyx Pharmaceuticals Inc.	288,167	5,550
*	Accolade Inc.	674,809	4,994
*	Design Therapeutics Inc.	349,785	4,897
*,1	Monte Rosa Therapeutics Inc.	469,034	4,536
*	Pennant Group Inc.	326,713	4,185
*	Immunovant Inc.	1,057,994	4,126
*	Heron Therapeutics Inc.	1,287,092	3,591
*,1	Nuvalent Inc. Class A	242,059	3,282
*	Phathom Pharmaceuticals Inc.	368,703	3,112
*,1	P3 Health Partners Inc.	806,094	2,999

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	SmileDirectClub Inc. Class A	2,790,203	2,902
*	Aveanna Healthcare Holdings Inc.	1,207,753	2,730
*,1	Innovage Holding Corp.	528,993	2,317
*,1	Adagio Therapeutics Inc.	691,872	2,269
*,1	Bright Green Corp.	1,018,589	2,261
*	ALX Oncology Holdings Inc.	226,339	1,831
*,1	Absci Corp.	523,225	1,737
*	Singular Genomics Systems Inc.	451,159	1,723
*	Allovir Inc.	368,856	1,439
*	Endo International plc	2,582,105	1,202
*	Praxis Precision Medicines Inc.	466,052	1,142
*,1,2	Zogenix Inc. CVR	215,490	431
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
			12,410,553
Industrials (19.5%)
	Quanta Services Inc.	3,631,934	455,227
	IDEX Corp.	1,921,098	348,929
	Carlisle Cos. Inc.	1,306,498	311,743
	Booz Allen Hamilton Holding Corp.	3,340,697	301,865
	Howmet Aerospace Inc.	9,504,735	298,924
	Nordson Corp.	1,317,983	266,812
*	Fair Isaac Corp.	655,354	262,731
	RPM International Inc.	3,272,893	257,642
	Graco Inc.	4,277,204	254,109
*	Builders FirstSource Inc.	4,366,430	234,477
	AECOM	3,563,798	232,431
	Huntington Ingalls Industries Inc.	1,012,071	220,449
	Allegion plc	2,218,881	217,228
	Sealed Air Corp.	3,691,957	213,100
	Toro Co.	2,641,807	200,223
	Watsco Inc.	838,179	200,174
	Robert Half International Inc.	2,653,659	198,733
	Genpact Ltd.	4,680,057	198,247
	Regal Rexnord Corp.	1,693,102	192,201
	Pentair plc	4,180,815	191,356
	Tetra Tech Inc.	1,356,591	185,243
*	WillScot Mobile Mini Holdings Corp.	5,623,747	182,322
	Owens Corning	2,453,234	182,300
	Knight-Swift Transportation Holdings Inc. Class A	3,927,320	181,796
	Lincoln Electric Holdings Inc.	1,468,725	181,182
		Shares	Market Value• ($000)
*	Berry Global Group Inc.	3,292,840	179,921
	A O Smith Corp.	3,285,862	179,671
*	WEX Inc.	1,136,948	176,864
*	Middleby Corp.	1,374,610	172,321
	AptarGroup Inc.	1,656,558	170,973
*	Paylocity Holding Corp.	975,049	170,068
	Lennox International Inc.	816,602	168,702
*	Coherent Inc.	626,650	166,827
	Jack Henry & Associates Inc.	921,208	165,836
	Sensata Technologies Holding plc	3,964,808	163,786
	Advanced Drainage Systems Inc.	1,811,625	163,173
	Western Union Co.	9,758,488	160,722
	Graphic Packaging Holding Co.	7,791,871	159,733
*	Axon Enterprise Inc.	1,704,490	158,807
	Littelfuse Inc.	625,048	158,787
*	FTI Consulting Inc.	871,220	157,560
*	Trex Co. Inc.	2,860,138	155,649
*	Chart Industries Inc.	925,195	154,859
	Donaldson Co. Inc.	3,122,093	150,298
	AGCO Corp.	1,507,204	148,761
	MKS Instruments Inc.	1,406,618	144,361
	ITT Inc.	2,110,132	141,885
	Sonoco Products Co.	2,462,801	140,478
	MDU Resources Group Inc.	5,138,056	138,676
*	TopBuild Corp.	828,227	138,446
*	WESCO International Inc.	1,281,631	137,263
	Oshkosh Corp.	1,662,896	136,590
	Landstar System Inc.	938,480	136,474
	Woodward Inc.	1,455,807	134,648
	Acuity Brands Inc.	873,772	134,596
	EMCOR Group Inc.	1,292,230	133,048
*	XPO Logistics Inc.	2,761,184	132,979
	nVent Electric plc	4,202,099	131,652
	Curtiss-Wright Corp.	971,882	128,347
	BWX Technologies Inc.	2,304,029	126,929
*	Saia Inc.	667,325	125,457
	Brunswick Corp.	1,913,590	125,111
*	AMN Healthcare Services Inc.	1,130,048	123,978
*	Axalta Coating Systems Ltd.	5,597,738	123,766
*	Euronet Worldwide Inc.	1,213,662	122,082
	Hubbell Inc. Class B	678,184	121,110
	Valmont Industries Inc.	538,362	120,932
	Exponent Inc.	1,309,346	119,766
*	GXO Logistics Inc.	2,757,442	119,315

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ExlService Holdings Inc.	799,278	117,758
	MSA Safety Inc.	943,890	114,277
*	ASGN Inc.	1,226,546	110,696
	Simpson Manufacturing Co. Inc.	1,090,384	109,704
	Louisiana-Pacific Corp.	2,076,604	108,835
	Eagle Materials Inc.	965,910	106,192
*	MasTec Inc.	1,438,140	103,057
	ManpowerGroup Inc.	1,333,025	101,856
	Crane Holdings Co.	1,133,078	99,212
	Maximus Inc.	1,552,072	97,020
	Flowserve Corp.	3,302,561	94,552
	Allison Transmission Holdings Inc.	2,454,515	94,376
	Vontier Corp.	4,068,897	93,544
	Applied Industrial Technologies Inc.	971,070	93,388
*	Kirby Corp.	1,524,076	92,725
	Insperity Inc.	919,437	91,787
*	Atkore Inc.	1,089,637	90,451
*	Mercury Systems Inc.	1,384,183	89,045
	Air Lease Corp. Class A	2,661,071	88,960
	Armstrong World Industries Inc.	1,185,901	88,895
	John Bean Technologies Corp.	803,383	88,710
*	Marqeta Inc. Class A	10,935,453	88,687
	Cognex Corp.	2,085,339	88,669
*	Fluor Corp.	3,588,638	87,347
	Ryder System Inc.	1,227,928	87,257
	Silgan Holdings Inc.	2,100,145	86,841
	Triton International Ltd.	1,623,204	85,462
	Watts Water Technologies Inc. Class A	693,112	85,142
	MSC Industrial Direct Co. Inc. Class A	1,133,254	85,119
	GATX Corp.	899,705	84,716
*	Mohawk Industries Inc.	682,364	84,675
	Zurn Elkay Water Solutions Corp.	3,022,860	82,343
	HB Fuller Co.	1,339,482	80,650
	Korn Ferry	1,362,841	79,072
*	Aerojet Rocketdyne Holdings Inc.	1,930,132	78,363
	Spirit AeroSystems Holdings Inc. Class A	2,655,111	77,795
*	Welbilt Inc.	3,255,800	77,521
	Comfort Systems USA Inc.	908,423	75,535
*	API Group Corp.	5,004,672	74,920
	Matson Inc.	1,025,449	74,735
		Shares	Market Value• ($000)
*	ACI Worldwide Inc.	2,842,032	73,580
	ABM Industries Inc.	1,690,711	73,411
*	TriNet Group Inc.	943,329	73,221
	Franklin Electric Co. Inc.	994,989	72,893
	Brink's Co.	1,188,801	72,172
*	Beacon Roofing Supply Inc.	1,390,134	71,397
*	Resideo Technologies Inc.	3,672,006	71,310
*	Allegheny Technologies Inc.	3,137,317	71,248
	Otter Tail Corp.	1,051,850	70,611
*	Summit Materials Inc. Class A	2,977,401	69,344
	Hillenbrand Inc.	1,631,655	66,833
	EVERTEC Inc.	1,808,484	66,697
	ManTech International Corp. Class A	695,904	66,424
*	Dycom Industries Inc.	711,158	66,166
	UniFirst Corp.	382,758	65,903
*	Meritor Inc.	1,789,187	65,001
*	Bloom Energy Corp. Class A	3,900,997	64,366
	Albany International Corp. Class A	794,530	62,601
	Forward Air Corp.	677,549	62,307
	EnerSys	1,025,910	60,488
	Badger Meter Inc.	739,499	59,818
	Esab Corp.	1,363,355	59,647
	Belden Inc.	1,118,645	59,590
*	Verra Mobility Corp. Class A	3,752,925	58,958
	AAON Inc.	1,073,176	58,767
	Moog Inc. Class A	731,848	58,101
*	SPX Corp.	1,096,408	57,934
*	Hub Group Inc. Class A	815,984	57,886
	Altra Industrial Motion Corp.	1,640,492	57,827
	Herc Holdings Inc.	641,398	57,822
	Werner Enterprises Inc.	1,478,540	56,983
*	Itron Inc.	1,136,352	56,170
*	O-I Glass Inc.	3,947,972	55,272
	Brady Corp. Class A	1,151,625	54,403
	Helios Technologies Inc.	818,988	54,258
*	Air Transport Services Group Inc.	1,782,392	51,208
	Trinity Industries Inc.	2,104,753	50,977
	Encore Wire Corp.	474,386	49,298
*	AeroVironment Inc.	598,129	49,166
	Installed Building Products Inc.	590,792	49,130
	Kennametal Inc.	2,086,223	48,463
*	Alight Inc. Class A	7,057,839	47,640

Small-Cap Index Fund
		Shares	Market Value• ($000)
	McGrath RentCorp	614,723	46,719
	Mueller Water Products Inc. Class A	3,966,449	46,526
	Maxar Technologies Inc.	1,767,830	46,123
*	GMS Inc.	1,033,170	45,976
*	AZEK Co. Inc. Class A	2,745,352	45,957
	Terex Corp.	1,661,533	45,476
	ESCO Technologies Inc.	651,680	44,555
	Bread Financial Holdings Inc.	1,193,001	44,213
*	Masonite International Corp.	570,165	43,806
*	Kratos Defense & Security Solutions Inc.	3,155,506	43,798
	EnPro Industries Inc.	526,281	43,118
*	Shift4 Payments Inc. Class A	1,288,321	42,592
*	Atlas Air Worldwide Holdings Inc.	676,281	41,733
	ArcBest Corp.	587,069	41,312
*	Affirm Holdings Inc. Class A	2,282,817	41,228
	Greif Inc. Class A	629,601	39,275
	Barnes Group Inc.	1,216,119	37,870
*	Hayward Holdings Inc.	2,568,092	36,955
	Lindsay Corp.	277,071	36,801
	Griffon Corp.	1,298,063	36,385
*	AAR Corp.	843,028	35,272
*	Huron Consulting Group Inc.	537,849	34,955
*	CoreCivic Inc.	3,078,038	34,197
	Granite Construction Inc.	1,142,351	33,288
*	Proto Labs Inc.	693,894	33,196
	ADT Inc.	5,387,991	33,136
*	Core & Main Inc. Class A	1,483,543	33,083
*	OSI Systems Inc.	386,366	33,011
	TTEC Holdings Inc.	475,180	32,260
*	Gates Industrial Corp. plc	2,921,017	31,576
*	Flywire Corp.	1,786,893	31,503
*	Vicor Corp.	570,384	31,217
*	JELD-WEN Holding Inc.	2,083,881	30,404
*,1	Nikola Corp.	6,376,122	30,350
*,1	Legalzoom.com Inc.	2,748,860	30,210
	Kforce Inc.	484,675	29,730
	TriMas Corp.	1,071,773	29,677
*,1	Virgin Galactic Holdings Inc.	4,898,508	29,489
	Primoris Services Corp.	1,351,326	29,405
		Shares	Market Value• ($000)
	Enerpac Tool Group Corp. Class A	1,534,304	29,182
*	Green Dot Corp. Class A	1,162,141	29,181
*	Evo Payments Inc. Class A	1,210,984	28,482
	Greenbrier Cos. Inc.	779,390	28,050
*	Hillman Solutions Corp.	3,178,481	27,462
	Tennant Co.	450,183	26,673
*,1	Joby Aviation Inc.	5,351,399	26,275
	Standex International Corp.	302,780	25,670
*,1	TuSimple Holdings Inc. Class A	3,519,293	25,445
*,1	Enovix Corp.	2,768,608	24,668
	AZZ Inc.	597,135	24,375
*	Payoneer Global Inc.	6,067,474	23,785
	Deluxe Corp.	1,093,261	23,691
	Astec Industries Inc.	580,269	23,663
*,1	Proterra Inc.	5,067,053	23,511
	H&E Equipment Services Inc.	778,062	22,540
*	Rocket Lab USA Inc.	5,851,109	22,176
	Kaman Corp.	709,212	22,163
	Apogee Enterprises Inc.	557,219	21,854
	Schneider National Inc. Class B	958,964	21,462
*,1	PureCycle Technologies Inc.	2,882,071	21,385
*	Cornerstone Building Brands Inc.	803,286	19,672
	Quanex Building Products Corp.	851,556	19,373
*,1	AvidXchange Holdings Inc.	2,992,572	18,374
*	CryoPort Inc.	591,984	18,340
*	ZipRecruiter Inc. Class A	1,224,210	18,143
*	Conduent Inc.	4,113,281	17,769
*	First Advantage Corp.	1,362,886	17,268
	Heartland Express Inc.	1,217,250	16,932
	Wabash National Corp.	1,191,753	16,184
*	Gibraltar Industries Inc.	417,494	16,178
*,1	Remitly Global Inc.	2,095,558	16,052
*,1	Mirion Technologies Inc.	2,765,521	15,929
*	Cimpress plc	398,224	15,491
	Kelly Services Inc. Class A	778,899	15,446
*,1	Aurora Innovation Inc.	7,998,972	15,278
*	Janus International Group Inc.	1,678,298	15,155
	Gorman-Rupp Co.	534,281	15,120

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	FARO Technologies Inc.	466,569	14,384
*	TrueBlue Inc.	795,662	14,242
	Pitney Bowes Inc.	3,932,723	14,236
*	BTRS Holdings Inc.	2,823,607	14,062
*	Forrester Research Inc.	292,664	14,001
	International Seaways Inc.	628,789	13,330
*,1	Desktop Metal Inc. Class A	5,940,788	13,070
*	BrightView Holdings Inc.	1,049,154	12,590
*	TaskUS Inc. Class A	699,904	11,800
*	Thermon Group Holdings Inc.	793,134	11,144
	Kronos Worldwide Inc.	586,400	10,790
*,1	CS Disco Inc.	590,970	10,661
*	Triumph Group Inc.	777,672	10,335
*,1	Hyliion Holdings Corp.	3,128,876	10,075
	REV Group Inc.	887,512	9,647
*	American Woodmark Corp.	214,259	9,644
*	Tutor Perini Corp.	1,044,459	9,170
	Pactiv Evergreen Inc.	910,398	9,068
	National Presto Industries Inc.	135,505	8,895
*,1	Microvast Holdings Inc.	3,815,170	8,470
*	Sterling Check Corp.	484,736	7,906
*	Advantage Solutions Inc.	2,052,939	7,801
	Greif Inc. Class B	119,234	7,427
	Hyster-Yale Materials Handling Inc.	225,657	7,271
*,1	Paymentus Holdings Inc. Class A	384,982	5,147
*	Vivint Smart Home Inc.	1,345,493	4,682
*	CIRCOR International Inc.	254,275	4,168
*	Ranpak Holdings Corp. Class A	557,726	3,904
*	Velo3D Inc.	1,965,062	2,712
*,1	Velodyne Lidar Inc.	1,769,502	1,690
*,1	Hydrofarm Holdings Group Inc.	450,050	1,566
*,1	Latch Inc.	1,262,797	1,440
			21,155,933
Real Estate (9.1%)
	Kimco Realty Corp.	15,619,188	308,791
	Equity LifeStyle Properties Inc.	4,230,880	298,150
	Gaming & Leisure Properties Inc.	5,943,521	272,570
	American Homes 4 Rent Class A	7,031,300	249,189
		Shares	Market Value• ($000)
	CubeSmart	5,671,684	242,294
	Rexford Industrial Realty Inc.	4,171,349	240,228
	Life Storage Inc.	2,131,995	238,059
	Medical Properties Trust Inc.	15,166,650	231,595
	American Campus Communities Inc.	3,526,651	227,363
*	Jones Lang LaSalle Inc.	1,234,924	215,939
	Americold Realty Trust Inc.	6,803,717	204,384
	Lamar Advertising Co. Class A	2,200,099	193,543
	Federal Realty OP LP	2,006,592	192,111
	National Retail Properties Inc.	4,444,403	191,109
	STORE Capital Corp.	6,736,273	175,682
	Omega Healthcare Investors Inc.	5,943,538	167,548
	Apartment Income REIT Corp. Class A	3,959,051	164,696
	EastGroup Properties Inc.	1,053,317	162,558
	Healthcare Trust of America Inc. Class A	5,789,550	161,586
	First Industrial Realty Trust Inc.	3,330,096	158,113
	Kilroy Realty Corp.	2,948,859	154,314
	Brixmor Property Group Inc.	7,567,539	152,940
	Host Hotels & Resorts Inc.	9,031,896	141,620
	STAG Industrial Inc.	4,527,934	139,823
	Rayonier Inc.	3,695,524	138,139
	Agree Realty Corp.	1,899,796	137,032
	Regency Centers Corp.	2,178,278	129,194
	Spirit Realty Capital Inc.	3,392,232	128,158
	Vornado Realty Trust	4,358,840	124,619
	Independence Realty Trust Inc.	5,589,566	115,872
	National Storage Affiliates Trust	2,197,113	110,009
	Cousins Properties Inc.	3,755,650	109,778
	Terreno Realty Corp.	1,907,494	106,305
	Healthcare Realty Trust Inc.	3,832,328	104,239
*	Ryman Hospitality Properties Inc.	1,323,374	100,616
	Physicians Realty Trust	5,685,762	99,217
[1]	Phillips Edison & Co. Inc.	2,878,277	96,163
	Kite Realty Group Trust	5,531,406	95,638
	Douglas Emmett Inc.	4,217,390	94,385

Small-Cap Index Fund
		Shares	Market Value• ($000)
	PS Business Parks Inc.	489,503	91,610
	Highwoods Properties Inc.	2,655,230	90,782
	EPR Properties	1,894,035	88,887
	Broadstone Net Lease Inc.	4,058,020	83,230
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,195,185	83,110
	Sabra Health Care REIT Inc.	5,835,506	81,522
	Apple Hospitality REIT Inc.	5,496,290	80,631
	LXP Industrial Trust	7,233,413	77,687
	Innovative Industrial Properties Inc.	706,886	77,666
	SL Green Realty Corp.	1,618,297	74,684
*	Equity Commonwealth	2,700,263	74,338
	Corporate Office Properties Trust	2,835,104	74,251
	JBG SMITH Properties	3,119,162	73,737
*	DigitalBridge Group Inc.	15,091,336	73,646
	PotlatchDeltic Corp.	1,665,616	73,604
	Park Hotels & Resorts Inc.	5,309,239	72,046
	Essential Properties Realty Trust Inc.	3,311,253	71,159
	National Health Investors Inc.	1,098,347	66,571
*	Howard Hughes Corp.	971,833	66,133
	Outfront Media Inc.	3,727,407	63,180
	SITE Centers Corp.	4,596,454	61,914
*	Cushman & Wakefield plc	3,989,239	60,796
	Uniti Group Inc.	5,982,161	56,352
	Kennedy-Wilson Holdings Inc.	2,951,850	55,908
*,1	Opendoor Technologies Inc.	11,850,947	55,818
	Pebblebrook Hotel Trust	3,313,072	54,898
*	Sunstone Hotel Investors Inc.	5,431,224	53,878
	Hudson Pacific Properties Inc.	3,463,390	51,397
	Retail Opportunity Investments Corp.	3,004,109	47,405
	Washington REIT	2,201,375	46,911
	RLJ Lodging Trust	4,210,195	46,438
	CareTrust REIT Inc.	2,447,206	45,126
	Macerich Co.	5,149,503	44,852
*	DiamondRock Hospitality Co.	5,322,360	43,697
		Shares	Market Value• ($000)
	Urban Edge Properties	2,816,311	42,836
*	Xenia Hotels & Resorts Inc.	2,883,792	41,901
	InvenTrust Properties Corp.	1,617,372	41,712
	Brandywine Realty Trust	4,313,636	41,583
	Piedmont Office Realty Trust Inc. Class A	3,101,936	40,697
	St. Joe Co.	965,032	38,177
	LTC Properties Inc.	994,113	38,164
	Acadia Realty Trust	2,387,793	37,297
	Global Net Lease Inc.	2,600,557	36,824
	Newmark Group Inc. Class A	3,709,684	35,873
*,1	WeWork Inc.	7,114,986	35,717
	Tanger Factory Outlet Centers Inc.	2,499,686	35,546
	Paramount Group Inc.	4,690,451	33,912
	American Assets Trust Inc.	1,140,229	33,865
	Alexander & Baldwin Inc.	1,838,194	32,996
	Centerspace	386,479	31,517
	Empire State Realty Trust Inc. Class A	4,195,461	29,494
*	Anywhere Real Estate Inc.	2,831,162	27,830
	Getty Realty Corp.	1,020,627	27,047
*	Veris Residential Inc.	1,978,748	26,199
*	Apartment Investment & Management Co. Class A	3,896,975	24,941
	Office Properties Income Trust	1,246,196	24,862
	Necessity Retail REIT Inc. Class A	3,333,740	24,270
	Marcus & Millichap Inc.	636,301	23,537
*,1	Compass Inc. Class A	6,495,335	23,448
	Industrial Logistics Properties Trust	1,660,116	23,374
	Service Properties Trust	4,210,896	22,023
	RPT Realty	2,179,498	21,424
*	Redfin Corp.	2,594,982	21,383
[1]	eXp World Holdings Inc.	1,707,962	20,103
*	GEO Group Inc.	2,983,436	19,691
	Universal Health Realty Income Trust	319,330	16,992
	Safehold Inc.	473,006	16,730
	Saul Centers Inc.	336,037	15,831
	Alexander's Inc.	52,598	11,685
	RMR Group Inc. Class A	398,300	11,292

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Diversified Healthcare Trust	6,074,060	11,055
	Bridge Investment Group Holdings Inc. Class A	705,097	10,252
	Franklin Street Properties Corp.	2,379,235	9,921
*	Summit Hotel Properties Inc.	1,261,371	9,170
	Douglas Elliman Inc.	1,622,926	7,774
	Urstadt Biddle Properties Inc. Class A	421,610	6,830
*	Forestar Group Inc.	452,132	6,190
*,1	Offerpad Solutions Inc.	1,164,438	2,538
*	Seritage Growth Properties Class A	435,105	2,267
*,2	Spirit MTA REIT	529,410	142
	Urstadt Biddle Properties Inc.	15	—
			9,934,345
Technology (11.8%)
	Entegris Inc.	3,434,153	316,388
*	PTC Inc.	2,660,635	282,932
*	Dynatrace Inc.	5,060,008	199,567
*	Wolfspeed Inc.	3,124,095	198,224
*	Arrow Electronics Inc.	1,694,577	189,945
*	Pure Storage Inc. Class A	7,162,061	184,137
*	Manhattan Associates Inc.	1,594,809	182,765
*	DXC Technology Co.	6,028,314	182,718
	Leidos Holdings Inc.	1,727,273	173,954
*	Ceridian HCM Holding Inc.	3,664,122	172,507
	KBR Inc.	3,526,974	170,670
*	Lattice Semiconductor Corp.	3,477,656	168,666
*	CACI International Inc. Class A	591,675	166,722
	Jabil Inc.	3,212,291	164,501
	CDK Global Inc.	2,950,309	161,588
*	Five9 Inc.	1,757,582	160,186
*	Avalara Inc.	2,129,980	150,377
*	Guidewire Software Inc.	2,110,787	149,845
*	Sailpoint Technologies Holdings Inc.	2,382,800	149,354
	Concentrix Corp.	1,060,802	143,887
*	II-VI Inc.	2,690,559	137,084
	Azenta Inc.	1,894,398	136,586
*	Change Healthcare Inc.	5,913,571	136,367
*	Aspen Technology Inc.	727,889	133,699
	Science Applications International Corp.	1,410,647	131,331
		Shares	Market Value• ($000)
*	Silicon Laboratories Inc.	924,552	129,641
*	Elastic NV	1,889,325	127,851
*	Tenable Holdings Inc.	2,794,293	126,889
	CMC Materials Inc.	723,391	126,224
*	Rogers Corp.	475,111	124,522
*	Mandiant Corp.	5,617,907	122,583
*	Synaptics Inc.	1,000,851	118,150
	Dolby Laboratories Inc. Class A	1,637,905	117,208
*	F5 Inc.	763,813	116,894
*	Zendesk Inc.	1,548,473	114,695
*	Qualys Inc.	883,213	111,408
	Power Integrations Inc.	1,473,834	110,552
*,1	SentinelOne Inc. Class A	4,725,853	110,254
	Universal Display Corp.	1,073,883	108,613
	Switch Inc. Class A	3,233,377	108,318
	Avnet Inc.	2,468,800	105,862
*	Novanta Inc.	856,709	103,893
	National Instruments Corp.	3,313,801	103,490
*	SPS Commerce Inc.	911,974	103,099
*	Cirrus Logic Inc.	1,418,833	102,922
	TD SYNNEX Corp.	1,092,177	99,497
*	Smartsheet Inc. Class A	3,091,127	97,154
*	NCR Corp.	3,106,993	96,659
*	Rapid7 Inc.	1,398,889	93,446
*	Teradata Corp.	2,514,035	93,044
*	Dun & Bradstreet Holdings Inc.	6,033,703	90,687
*	Blackline Inc.	1,348,654	89,820
*	Semtech Corp.	1,602,338	88,081
*	Onto Innovation Inc.	1,252,719	87,365
*	Box Inc. Class A	3,444,783	86,602
*	Ziff Davis Inc.	1,134,227	84,534
*	Nutanix Inc. Class A	5,572,073	81,519
*	Varonis Systems Inc.	2,769,946	81,215
*	Perficient Inc.	875,734	80,296
*	IPG Photonics Corp.	852,405	80,237
*	Blackbaud Inc.	1,338,730	77,740
*	Procore Technologies Inc.	1,712,189	77,716
*	Insight Enterprises Inc.	886,599	76,496
*	FormFactor Inc.	1,970,032	76,299
*	Fabrinet	929,646	75,394
*	Alarm.com Holdings Inc.	1,200,909	74,288
*	Dropbox Inc. Class A	3,519,237	73,869
*	Envestnet Inc.	1,395,440	73,637
*	Workiva Inc. Class A	1,094,249	72,209

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Alteryx Inc. Class A	1,449,415	70,181
*	Diodes Inc.	1,086,567	70,160
*	Verint Systems Inc.	1,636,238	69,295
	Advanced Energy Industries Inc.	948,954	69,255
*	New Relic Inc.	1,351,699	67,653
*	CommVault Systems Inc.	1,069,488	67,271
*	Altair Engineering Inc. Class A	1,248,488	65,546
	Vertiv Holdings Co. Class A	7,620,635	62,642
*,1	DigitalOcean Holdings Inc.	1,475,022	61,007
*	Upwork Inc.	2,947,808	60,961
*	SiTime Corp.	372,428	60,717
*	NetScout Systems Inc.	1,777,278	60,161
*	MaxLinear Inc. Class A	1,764,870	59,970
*	Bumble Inc. Class A	2,129,344	59,941
*	Rambus Inc.	2,784,076	59,830
*	Ambarella Inc.	913,516	59,799
*	Sanmina Corp.	1,461,667	59,534
	Vishay Intertechnology Inc.	3,328,547	59,315
*	Confluent Inc. Class A	2,547,572	59,206
*	MACOM Technology Solutions Holdings Inc.	1,234,643	56,917
*	RingCentral Inc. Class A	1,071,912	56,018
*	Covetrus Inc.	2,646,299	54,911
*	Coupa Software Inc.	952,898	54,410
*	Sprout Social Inc. Class A	936,723	54,395
*	Q2 Holdings Inc.	1,372,286	52,929
*	Cargurus Inc. Class A	2,453,936	52,735
*	Plexus Corp.	663,809	52,109
*,1	nCino Inc.	1,668,858	51,601
	Progress Software Corp.	1,104,227	50,021
*	Kyndryl Holdings Inc.	5,098,183	49,860
	Pegasystems Inc.	1,033,264	49,431
*	E2open Parent Holdings Inc.	6,083,312	47,328
*	Yelp Inc. Class A	1,698,889	47,178
	Amkor Technology Inc.	2,779,332	47,110
*	PagerDuty Inc.	1,881,564	46,625
	CSG Systems International Inc.	778,895	46,484
*	Appian Corp.	979,949	46,410
*	Super Micro Computer Inc.	1,113,836	44,943
*	LiveRamp Holdings Inc.	1,641,623	42,370
*	Appfolio Inc. Class A	457,791	41,494
		Shares	Market Value• ($000)
*	Allscripts Healthcare Solutions Inc.	2,785,996	41,316
*	Jamf Holding Corp.	1,664,563	41,231
	Xerox Holdings Corp.	2,736,037	40,630
*	Toast Inc. Class A	3,037,386	39,304
*,1	MicroStrategy Inc. Class A	236,140	38,798
*	Digital Turbine Inc.	2,206,537	38,548
*,1	Clear Secure Inc. Class A	1,883,118	37,662
*	DoubleVerify Holdings Inc.	1,649,697	37,399
*,1	Gitlab Inc. Class A	699,841	37,190
*	Parsons Corp.	916,368	37,040
	Xperi Holding Corp.	2,491,142	35,947
*	CCC Intelligent Solutions Holdings Inc.	3,871,340	35,616
*	Schrodinger Inc.	1,329,064	35,101
*	Allegro MicroSystems Inc.	1,680,064	34,761
*	JFrog Ltd.	1,620,360	34,141
	Shutterstock Inc.	595,320	34,118
*,1	Freshworks Inc. Class A	2,544,123	33,455
*,1	C3.ai Inc. Class A	1,817,686	33,191
	Methode Electronics Inc.	886,757	32,845
*	Fastly Inc. Class A	2,745,543	31,876
*	Ping Identity Holding Corp.	1,722,892	31,253
*	3D Systems Corp.	3,122,909	30,292
*	Asana Inc. Class A	1,715,804	30,164
*	KnowBe4 Inc. Class A	1,895,966	29,615
*,1	Paycor HCM Inc.	1,106,275	28,763
*	TTM Technologies Inc.	2,290,611	28,633
*	Magnite Inc.	3,165,966	28,114
*,1	Braze Inc. Class A	772,070	27,972
*	Everbridge Inc.	1,001,303	27,926
*,1	Thoughtworks Holding Inc.	1,955,262	27,589
*	Duck Creek Technologies Inc.	1,840,682	27,334
*	Zuora Inc. Class A	3,051,901	27,314
*	PROS Holdings Inc.	1,031,669	27,061
*	Momentive Global Inc.	3,029,551	26,660
*	Squarespace Inc. Class A	1,270,514	26,579
*	LivePerson Inc.	1,784,638	25,235
*,1	Xometry Inc. Class A	727,065	24,669
*	Veeco Instruments Inc.	1,229,336	23,849
*	Cerence Inc.	942,171	23,771
*	BigCommerce Holdings Inc.	1,379,471	22,347
*,1	Olo Inc. Class A	2,184,354	21,560
*	Eventbrite Inc. Class A	2,018,114	20,726

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Vimeo Inc.	3,388,687	20,400
*	ScanSource Inc.	639,140	19,903
*	Consensus Cloud Solutions Inc.	455,308	19,888
*	Unisys Corp.	1,626,354	19,565
*	Sprinklr Inc. Class A	1,935,161	19,564
	Benchmark Electronics Inc.	839,775	18,945
*	CEVA Inc.	563,259	18,903
*	Informatica Inc. Class A	891,939	18,526
*	Sumo Logic Inc.	2,455,362	18,391
*	Definitive Healthcare Corp. Class A	738,615	16,936
*	PubMatic Inc. Class A	1,063,237	16,895
*,1	Amplitude Inc. Class A	1,130,516	16,155
*,1	IonQ Inc.	3,499,183	15,326
*	N-able Inc.	1,603,288	14,430
*	Yext Inc.	2,994,352	14,313
*,1	AvePoint Inc.	3,261,912	14,157
*,1	Expensify Inc. Class A	772,138	13,736
*,1	Zeta Global Holdings Corp. Class A	2,925,029	13,221
*	Alkami Technology Inc.	923,216	12,823
*,1	ForgeRock Inc. Class A	591,867	12,678
*,1	HashiCorp Inc. Class A	416,943	12,275
*,1	Rackspace Technology Inc.	1,593,212	11,423
*,1	SmartRent Inc. Class A	2,475,204	11,188
*,1	Samsara Inc. Class A	985,189	11,005
*	nLight Inc.	1,068,645	10,922
[1]	Ebix Inc.	629,809	10,644
*,1	Blend Labs Inc. Class A	4,439,080	10,476
	SolarWinds Corp.	1,018,866	10,443
*,1	Matterport Inc.	2,846,801	10,419
*,1	Couchbase Inc.	618,875	10,162
*,1	EngageSmart Inc.	614,734	9,885
*	Telos Corp.	1,192,787	9,638
*,1	Aeva Technologies Inc.	3,044,126	9,528
*	Bandwidth Inc. Class A	502,087	9,449
*	ON24 Inc.	958,971	9,101
*,1	SEMrush Holdings Inc. Class A	701,063	9,065
*	Vertex Inc. Class A	785,134	8,896
*	Nextdoor Holdings Inc.	2,496,920	8,265
*	MeridianLink Inc.	415,247	6,935
*	EverCommerce Inc.	753,871	6,815
*,1	Credo Technology Group Holding Ltd.	545,428	6,371
*	Intapp Inc.	395,222	5,786
*,1	WM Technology Inc.	1,735,286	5,709
		Shares	Market Value• ($000)
*	MediaAlpha Inc. Class A	567,871	5,594
*,1	Groupon Inc.	492,204	5,562
*,1	NerdWallet Inc. Class A	668,884	5,304
*	Avaya Holdings Corp.	2,073,285	4,644
[1]	Vivid Seats Inc. Class A	601,052	4,490
*	Planet Labs PBC	913,382	3,955
*,1	Skillz Inc. Class A	3,025,351	3,751
*	Enfusion Inc. Class A	330,285	3,372
*,1	Ouster Inc.	1,524,146	2,469
*	SecureWorks Corp. Class A	211,066	2,292
*	BuzzFeed Inc.	688,074	1,060
*	Loyalty Ventures Inc.	246,458	880
			12,802,718
Telecommunications (1.5%)
	Cable One Inc.	151,451	195,269
*	Ciena Corp.	3,843,104	175,630
*	Frontier Communications Parent Inc.	6,190,558	145,726
*	Lumentum Holdings Inc.	1,655,936	131,514
*	Vonage Holdings Corp.	6,486,296	122,202
	Juniper Networks Inc.	4,081,723	116,329
*	Iridium Communications Inc.	2,910,799	109,330
*	Viavi Solutions Inc.	5,750,852	76,084
	Cogent Communications Holdings Inc.	1,089,788	66,215
*	Viasat Inc.	1,787,914	54,764
*	Altice USA Inc. Class A	5,467,200	50,571
*	Calix Inc.	1,388,715	47,411
	InterDigital Inc.	779,476	47,392
*	Plantronics Inc.	1,031,958	40,948
	Telephone & Data Systems Inc.	2,570,318	40,585
*	CommScope Holding Co. Inc.	4,964,472	30,382
	Shenandoah Telecommunications Co.	1,208,780	26,835
*	Infinera Corp.	4,650,669	24,927
*	WideOpenWest Inc.	1,338,643	24,377
*,1	Globalstar Inc.	18,282,665	22,488
	ADTRAN Inc.	1,192,461	20,904
*	EchoStar Corp. Class A	887,360	17,126
*	8x8 Inc.	2,895,278	14,911
*	Gogo Inc.	807,924	13,080
*	NETGEAR Inc.	705,120	13,059
	ATN International Inc.	273,774	12,843

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	United States Cellular Corp.	393,394	11,393
*,1	fuboTV Inc.	4,204,653	10,385
			1,662,680
Utilities (4.0%)
	Atmos Energy Corp.	3,514,650	393,992
	Essential Utilities Inc.	5,963,363	273,420
	Constellation Energy Corp.	4,127,471	236,339
	NRG Energy Inc.	5,998,086	228,947
	Pinnacle West Capital Corp.	2,855,683	208,808
	UGI Corp.	5,307,304	204,915
	OGE Energy Corp.	5,064,164	195,274
	National Fuel Gas Co.	2,311,440	152,671
	Southwest Gas Holdings Inc.	1,584,977	138,020
	IDACORP Inc.	1,277,216	135,283
	Black Hills Corp.	1,638,468	119,231
*	Sunrun Inc.	5,043,573	117,818
*	Clean Harbors Inc.	1,306,671	114,556
	ONE Gas Inc.	1,366,286	110,929
	Portland General Electric Co.	2,255,713	109,019
	New Jersey Resources Corp.	2,427,945	108,116
	Hawaiian Electric Industries Inc.	2,625,582	107,386
	South Jersey Industries Inc.	3,094,097	105,632
	PNM Resources Inc.	2,169,446	103,656
*	Stericycle Inc.	2,327,623	102,066
*	Evoqua Water Technologies Corp.	3,064,611	99,631
	Spire Inc.	1,250,993	93,036
*	Casella Waste Systems Inc. Class A	1,280,062	93,035
	Ormat Technologies Inc.	1,134,169	88,862
	ALLETE Inc.	1,425,939	83,817
	NorthWestern Corp.	1,366,796	80,545
	Avista Corp.	1,829,380	79,596
	American States Water Co.	932,486	76,007
	California Water Service Group	1,357,534	75,411
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class C	2,062,760	71,867
	MGE Energy Inc.	911,722	70,959
	Northwest Natural Holding Co.	866,669	46,020
*	Sunnova Energy International Inc.	2,458,572	45,312
*	Archaea Energy Inc. Class A	2,032,011	31,557
	Clearway Energy Inc. Class A	884,276	28,270
*	Harsco Corp.	2,022,978	14,383
*,1	Excelerate Energy Inc. Class A	464,242	9,248
*,1	NuScale Power Corp.	373,436	3,731
			4,357,365
Total Common Stocks (Cost $95,625,088)			107,907,728
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund, 1.417% (Cost $2,788,662)	27,896,140	2,788,777
Total Investments (101.9%) (Cost $98,413,750)			110,696,505
Other Assets and Liabilities—Net (-1.9%)			(2,034,022)
Net Assets (100%)			108,662,483
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,799,311,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,974,436,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	4,799	409,834	(20,522)
E-mini S&P 500 Index	September 2022	160	30,316	(16)
E-mini S&P Mid-Cap 400 Index	September 2022	1,461	331,355	(17,980)
				(38,518)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/22	BANA	1,465	(1.643)	—	(43)
Avalara Inc.	8/31/22	BANA	7,620	(1.212)	—	(1,273)
DXC Technology Co.	8/31/22	BANA	3,054	(1.968)	—	(24)
DXC Technology Co.	8/31/22	BANA	1,534	(1.967)	—	(19)
Ollie's Bargain Outlet Holdings Inc.	1/31/23	GSI	17,013	(1.611)	602	—
Popular Inc.	8/31/22	BANA	2,339	(1.844)	—	(33)
Popular Inc.	8/31/22	BANA	11,439	(1.634)	—	(614)
Signature Bank	8/31/23	BANA	8,141	(2.319)	—	(84)
Signature Bank	8/31/23	BANA	54,068	(1.942)	—	(9,347)
United Therapeutics Corp.	8/31/22	BANA	27,641	(1.257)	611	—
					1,213	(11,437)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,142,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $95,625,088)	107,907,728
Affiliated Issuers (Cost $2,788,662)	2,788,777
Total Investments in Securities	110,696,505
Investment in Vanguard	4,303
Cash Collateral Pledged—Futures Contracts	47,799
Cash Collateral Pledged—Over-the-Counter Swap Contracts	8,630
Receivables for Investment Securities Sold	136,109
Receivables for Accrued Income	114,212
Receivables for Capital Shares Issued	48,490
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,213
Total Assets	111,057,261
Liabilities
Due to Custodian	123,052
Payables for Investment Securities Purchased	213,178
Collateral for Securities on Loan	1,974,436
Payables for Capital Shares Redeemed	63,840
Payables to Vanguard	2,122
Variation Margin Payable—Futures Contracts	6,713
Unrealized Depreciation—Over-the-Counter Swap Contracts	11,437
Total Liabilities	2,394,778
Net Assets	108,662,483
1 Includes $1,799,311 of securities on loan.

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	100,660,133
Total Distributable Earnings (Loss)	8,002,350
Net Assets	108,662,483

Investor Shares—Net Assets
Applicable to 5,124,882 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	432,466
Net Asset Value Per Share—Investor Shares	$84.39

ETF Shares—Net Assets
Applicable to 221,319,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,980,578
Net Asset Value Per Share—ETF Shares	$176.13

Admiral Shares—Net Assets
Applicable to 507,445,967 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,826,861
Net Asset Value Per Share—Admiral Shares	$84.40

Institutional Shares—Net Assets
Applicable to 197,398,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,659,218
Net Asset Value Per Share—Institutional Shares	$84.39

Institutional Plus Shares—Net Assets
Applicable to 40,081,072 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,763,360
Net Asset Value Per Share—Institutional Plus Shares	$243.59
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	717,624
Interest[2]	1,602
Securities Lending—Net	22,423
Total Income	741,649
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,005
Management and Administrative—Investor Shares	415
Management and Administrative—ETF Shares	9,243
Management and Administrative—Admiral Shares	10,354
Management and Administrative—Institutional Shares	3,131
Management and Administrative—Institutional Plus Shares	1,307
Marketing and Distribution—Investor Shares	18
Marketing and Distribution—ETF Shares	836
Marketing and Distribution—Admiral Shares	995
Marketing and Distribution—Institutional Shares	329
Marketing and Distribution—Institutional Plus Shares	197
Custodian Fees	444
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	577
Shareholders’ Reports—Admiral Shares	274
Shareholders’ Reports—Institutional Shares	104
Shareholders’ Reports—Institutional Plus Shares	35
Trustees’ Fees and Expenses	32
Other Expenses	18
Total Expenses	29,315
Expenses Paid Indirectly	(16)
Net Expenses	29,299
Net Investment Income	712,350
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,406,927
Futures Contracts	(126,024)
Swap Contracts	(20,643)
Realized Net Gain (Loss)	1,260,260

Small-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(32,111,561)
Futures Contracts	(53,994)
Swap Contracts	(18,574)
Change in Unrealized Appreciation (Depreciation)	(32,184,129)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,211,519)
1	Dividends are net of foreign withholding taxes of $24,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,602,000, ($298,000), and ($155,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,687,883,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	712,350	1,718,894
Realized Net Gain (Loss)	1,260,260	10,495,579
Change in Unrealized Appreciation (Depreciation)	(32,184,129)	8,205,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,211,519)	20,420,354
Distributions
Investor Shares	(2,573)	(8,073)
ETF Shares	(255,164)	(596,413)
Admiral Shares	(278,288)	(684,429)
Institutional Shares	(108,688)	(275,247)
Institutional Plus Shares	(64,126)	(153,202)
Total Distributions	(708,839)	(1,717,364)
Capital Share Transactions
Investor Shares	(58,677)	(201,756)
ETF Shares	(104,939)	6,570,091
Admiral Shares	(259,299)	234,027
Institutional Shares	(441,127)	(197,115)
Institutional Plus Shares	(103,528)	799,184
Net Increase (Decrease) from Capital Share Transactions	(967,570)	7,204,431
Total Increase (Decrease)	(31,887,928)	25,907,421
Net Assets
Beginning of Period	140,550,411	114,642,990
End of Period	108,662,483	140,550,411
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.35	$93.20	$79.35	$63.21	$70.76	$61.75
Investment Operations
Net Investment Income[1]	.490	1.230	.928	.832	.967	.876
Net Realized and Unrealized Gain (Loss) on Investments	(23.961)	15.130	13.897	16.319	(7.552)	9.011
Total from Investment Operations	(23.471)	16.360	14.825	17.151	(6.585)	9.887
Distributions
Dividends from Net Investment Income	(.489)	(1.210)	(.975)	(1.011)	(.965)	(.877)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.489)	(1.210)	(.975)	(1.011)	(.965)	(.877)
Net Asset Value, End of Period	$84.39	$108.35	$93.20	$79.35	$63.21	$70.76
Total Return[2]	-21.70%	17.59%	18.96%	27.22%	-9.43%	16.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$432	$619	$709	$754	$3,332	$4,345
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.17%	1.26%	1.14%	1.34%	1.36%
Portfolio Turnover Rate[4]	7%	17%	22%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$226.15	$194.54	$165.64	$131.94	$147.71	$128.90
Investment Operations
Net Investment Income[1]	1.151	2.769	2.262	2.298	2.239	2.037
Net Realized and Unrealized Gain (Loss) on Investments	(50.025)	31.637	28.863	33.707	(15.808)	18.768
Total from Investment Operations	(48.874)	34.406	31.125	36.005	(13.569)	20.805
Distributions
Dividends from Net Investment Income	(1.146)	(2.796)	(2.225)	(2.305)	(2.201)	(1.995)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.146)	(2.796)	(2.225)	(2.305)	(2.201)	(1.995)
Net Asset Value, End of Period	$176.13	$226.15	$194.54	$165.64	$131.94	$147.71
Total Return	-21.65%	17.72%	19.08%	27.37%	-9.30%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,981	$50,187	$37,492	$27,442	$20,914	$21,605
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.25%	1.47%	1.49%	1.46%	1.48%
Portfolio Turnover Rate[3]	7%	17%	22%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.37	$93.22	$79.37	$63.23	$70.78	$61.77
Investment Operations
Net Investment Income[1]	.549	1.358	1.029	1.108	1.067	.970
Net Realized and Unrealized Gain (Loss) on Investments	(23.970)	15.131	13.887	16.136	(7.563)	8.997
Total from Investment Operations	(23.421)	16.489	14.916	17.244	(6.496)	9.967
Distributions
Dividends from Net Investment Income	(.549)	(1.339)	(1.066)	(1.104)	(1.054)	(.957)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.549)	(1.339)	(1.066)	(1.104)	(1.054)	(.957)
Net Asset Value, End of Period	$84.40	$108.37	$93.22	$79.37	$63.23	$70.78
Total Return[2]	-21.65%	17.73%	19.11%	27.37%	-9.31%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,827	$55,266	$47,313	$42,386	$31,382	$33,801
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.29%	1.40%	1.50%	1.46%	1.48%
Portfolio Turnover Rate[4]	7%	17%	22%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.36	$93.22	$79.37	$63.22	$70.78	$61.77
Investment Operations
Net Investment Income[1]	.554	1.367	1.034	1.101	1.076	.975
Net Realized and Unrealized Gain (Loss) on Investments	(23.970)	15.123	13.889	16.161	(7.575)	8.998
Total from Investment Operations	(23.416)	16.490	14.923	17.262	(6.499)	9.973
Distributions
Dividends from Net Investment Income	(.554)	(1.350)	(1.073)	(1.112)	(1.061)	(.963)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.554)	(1.350)	(1.073)	(1.112)	(1.061)	(.963)
Net Asset Value, End of Period	$84.39	$108.36	$93.22	$79.37	$63.22	$70.78
Total Return	-21.65%	17.73%	19.12%	27.40%	-9.32%	16.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,659	$21,841	$18,957	$17,337	$14,454	$15,352
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.29%	1.41%	1.49%	1.47%	1.49%
Portfolio Turnover Rate[3]	7%	17%	22%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$312.78	$269.07	$229.09	$182.49	$204.30	$178.28
Investment Operations
Net Investment Income[1]	1.612	4.029	2.988	3.186	3.102	2.835
Net Realized and Unrealized Gain (Loss) on Investments	(69.189)	43.607	40.111	46.645	(21.825)	25.980
Total from Investment Operations	(67.577)	47.636	43.099	49.831	(18.723)	28.815
Distributions
Dividends from Net Investment Income	(1.613)	(3.926)	(3.119)	(3.231)	(3.087)	(2.795)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.613)	(3.926)	(3.119)	(3.231)	(3.087)	(2.795)
Net Asset Value, End of Period	$243.59	$312.78	$269.07	$229.09	$182.49	$204.30
Total Return	-21.65%	17.75%	19.13%	27.40%	-9.30%	16.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,763	$12,638	$10,172	$8,846	$7,866	$9,531
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.32%	1.41%	1.49%	1.48%	1.50%
Portfolio Turnover Rate[3]	7%	17%	22%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Index Fund
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Small-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $4,303,000, representing less than 0.01% of the fund’s net assets and 1.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	107,907,155	—	573	107,907,728
Temporary Cash Investments	2,788,777	—	—	2,788,777
Total	110,695,932	—	573	110,696,505

Derivative Financial Instruments
Assets
Swap Contracts	—	1,213	—	1,213
Liabilities
Futures Contracts[1]	38,518	—	—	38,518
Swap Contracts	—	11,437	—	11,437
Total	38,518	11,437	—	49,955
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	98,734,120
Gross Unrealized Appreciation	29,949,097
Gross Unrealized Depreciation	(18,035,454)
Net Unrealized Appreciation (Depreciation)	11,913,643
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $5,198,211,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2022, the fund purchased $15,659,445,000 of investment securities and sold $16,471,142,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,079,455,000 and $7,206,960,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $1,515,507,000 and sales were $460,454,000,

Small-Cap Index Fund
resulting in net realized loss of $192,306,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	21,967	227	83,822	804
Issued in Lieu of Cash Distributions	2,573	28	8,073	77
Redeemed	(83,217)	(842)	(293,651)	(2,772)
Net Increase (Decrease)—Investor Shares	(58,677)	(587)	(201,756)	(1,891)
ETF Shares
Issued	7,366,311	38,126	19,022,966	85,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,471,250)	(38,725)	(12,452,875)	(56,550)
Net Increase (Decrease)—ETF Shares	(104,939)	(599)	6,570,091	29,196
Admiral Shares
Issued	3,299,411	34,090	8,639,338	82,503
Issued in Lieu of Cash Distributions	246,643	2,689	609,812	5,775
Redeemed	(3,805,353)	(39,316)	(9,015,123)	(85,813)
Net Increase (Decrease)—Admiral Shares	(259,299)	(2,537)	234,027	2,465
Institutional Shares
Issued	1,650,881	17,071	4,948,740	47,094
Issued in Lieu of Cash Distributions	102,218	1,115	260,028	2,463
Redeemed	(2,194,226)	(22,335)	(5,405,883)	(51,369)
Net Increase (Decrease)—Institutional Shares	(441,127)	(4,149)	(197,115)	(1,812)
Institutional Plus Shares
Issued	568,283	2,022	3,027,331	9,968
Issued in Lieu of Cash Distributions	64,126	242	153,202	502
Redeemed	(735,937)	(2,589)	(2,381,349)	(7,870)
Net Increase (Decrease)—Institutional Plus Shares	(103,528)	(325)	799,184	2,600
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Small-Cap Growth Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	2.0%
Consumer Discretionary	14.5
Consumer Staples	2.9
Energy	4.3
Financials	5.0
Health Care	20.6
Industrials	18.3
Real Estate	8.6
Technology	20.2
Telecommunications	1.9
Utilities	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (2.0%)
	Royal Gold Inc.	981,813	104,838
*	RBC Bearings Inc.	431,747	79,852
	Hexcel Corp.	1,256,691	65,738
	Balchem Corp.	432,366	56,095
*	Livent Corp.	2,418,316	54,872
*	MP Materials Corp.	1,460,149	46,842
*	Ingevity Corp.	579,637	36,598
	NewMarket Corp.	115,113	34,644
	Quaker Chemical Corp.	200,924	30,042
*,1	Amyris Inc.	3,075,890	5,690
*	Century Aluminum Co.	742,732	5,474
			520,685
Consumer Discretionary (14.5%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,907,483	184,538
*	Deckers Outdoor Corp.	407,325	104,010
	Pool Corp.	284,585	99,955
	Gentex Corp.	3,505,286	98,043
	Churchill Downs Inc.	511,608	97,988
*	Floor & Decor Holdings Inc. Class A	1,503,608	94,667
*	Five Below Inc.	829,906	94,136
	Nexstar Media Group Inc. Class A	573,958	93,486
	Wyndham Hotels & Resorts Inc.	1,377,199	90,510
*	Planet Fitness Inc. Class A	1,269,574	86,344
*	SiteOne Landscape Supply Inc.	671,734	79,849
*	Penn National Gaming Inc.	2,494,915	75,895
*	Bright Horizons Family Solutions Inc.	888,024	75,056
	Texas Roadhouse Inc. Class A	1,019,274	74,611
*	Skechers USA Inc. Class A	2,017,360	71,778
*	Light & Wonder Inc.	1,430,237	67,207
		Shares	Market Value• ($000)
	Vail Resorts Inc.	303,201	66,113
*	IAA Inc.	2,003,072	65,641
	Choice Hotels International Inc.	583,897	65,180
*,1	DraftKings Inc. Class A	5,558,400	64,867
*	RH	294,972	62,611
	Boyd Gaming Corp.	1,146,753	57,051
*	Hyatt Hotels Corp. Class A	728,682	53,857
	Tempur Sealy International Inc.	2,493,870	53,294
*	YETI Holdings Inc.	1,222,218	52,885
*	Ollie's Bargain Outlet Holdings Inc.	891,447	52,373
*	Fox Factory Holding Corp.	629,978	50,738
*	Hilton Grand Vacations Inc.	1,348,655	48,187
*	Grand Canyon Education Inc.	483,154	45,508
*	Dorman Products Inc.	399,683	43,849
*	Visteon Corp.	420,262	43,531
*	Crocs Inc.	874,334	42,554
*	Callaway Golf Co.	2,071,387	42,256
	LCI Industries	360,929	40,381
	World Wrestling Entertainment Inc. Class A	645,617	40,345
	Papa John's International Inc.	481,618	40,225
*	Peloton Interactive Inc. Class A	4,364,423	40,065
*	Skyline Champion Corp.	807,201	38,278
	Columbia Sportswear Co.	517,318	37,030
*	Madison Square Garden Sports Corp.	235,798	35,606
*	Sonos Inc.	1,911,650	34,486
*	Chegg Inc.	1,787,668	33,572
	Wingstop Inc.	446,623	33,394
*	Leslie's Inc.	2,050,977	31,134
*	Gentherm Inc.	495,448	30,921
*	Frontdoor Inc.	1,230,210	29,623

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	SeaWorld Entertainment Inc.	651,784	28,796
*	Lyft Inc. Class A	2,156,360	28,636
	Ralph Lauren Corp.	304,182	27,270
*	TripAdvisor Inc.	1,517,505	27,012
*	LGI Homes Inc.	300,993	26,156
*,1	QuantumScape Corp. Class A	3,040,652	26,119
	Red Rock Resorts Inc. Class A	781,843	26,082
*	Allegiant Travel Co.	229,666	25,973
*	Six Flags Entertainment Corp.	1,163,901	25,257
*	Wayfair Inc. Class A	565,174	24,619
*	Shake Shack Inc. Class A	558,170	22,037
*	Madison Square Garden Entertainment Corp.	409,752	21,561
*	Coursera Inc.	1,510,758	21,423
	Levi Strauss & Co. Class A	1,306,566	21,323
*	Driven Brands Holdings Inc.	753,293	20,746
*	Liberty Media Corp.-Liberty Formula One Class A	355,343	20,599
*	Dave & Buster's Entertainment Inc.	583,770	19,136
*,1	Luminar Technologies Inc. Class A	3,028,730	17,960
	Jack in the Box Inc.	313,593	17,580
*,1	Petco Health & Wellness Co. Inc. Class A	1,186,363	17,487
	Steven Madden Ltd.	535,835	17,259
*	Figs Inc. Class A	1,894,550	17,259
*	Carvana Co.	748,145	16,893
*	National Vision Holdings Inc.	607,935	16,718
*,1	Overstock.com Inc.	646,748	16,175
*,1	Dutch Bros Inc. Class A	501,331	15,867
*	Revolve Group Inc. Class A	607,067	15,729
*	Boot Barn Holdings Inc.	221,784	15,283
*,1	Sweetgreen Inc. Class A	1,289,519	15,023
*	iRobot Corp.	404,316	14,859
*	Sabre Corp.	2,434,721	14,194
*,1	Duolingo Inc. Class A	154,232	13,503
*,1	Fisker Inc. Class A	1,548,251	13,269
*	Cavco Industries Inc.	65,097	12,758
*	Stride Inc.	304,185	12,408
*	Mister Car Wash Inc.	1,130,058	12,295
*,1	ContextLogic Inc. Class A	7,677,272	12,284
[1]	Camping World Holdings Inc. Class A	560,920	12,110
*	2U Inc.	1,104,620	11,565
*	elf Beauty Inc.	370,798	11,376
*	EW Scripps Co. Class A	907,722	11,319
		Shares	Market Value• ($000)
*	ACV Auctions Inc. Class A	1,687,936	11,039
	Monro Inc.	239,109	10,253
*	Sleep Number Corp.	316,857	9,807
	Inter Parfums Inc.	131,357	9,597
*	Sun Country Airlines Holdings Inc.	479,270	8,790
	Dine Brands Global Inc.	119,801	7,797
*,1	Corsair Gaming Inc.	574,519	7,543
*	Stitch Fix Inc. Class A	1,105,539	5,461
*,1	Allbirds Inc. Class A	1,385,050	5,443
*	Cardlytics Inc.	227,235	5,070
*	Sciplay Corp. Class A	346,840	4,845
*,1	Portillo's Inc. Class A	291,844	4,772
*	Integral Ad Science Holding Corp.	459,135	4,559
*,1	Frontier Group Holdings Inc.	482,858	4,524
*	Angi Inc. Class A	950,745	4,354
*	Latham Group Inc.	619,516	4,293
*,1	Canoo Inc.	2,313,156	4,279
*	Poshmark Inc. Class A	396,514	4,009
*	Rush Street Interactive Inc.	756,994	3,535
*,1	Dream Finders Homes Inc. Class A	287,555	3,060
*,1	Bed Bath & Beyond Inc.	472,368	2,348
*	Vizio Holding Corp. Class A	342,805	2,338
*	Selectquote Inc.	912,366	2,263
*	Quotient Technology Inc.	634,154	1,883
*	RealReal Inc.	594,349	1,480
*	Arhaus Inc. Class A	313,469	1,411
*,1	Solo Brands Inc. Class A	281,462	1,143
*	ThredUp Inc. Class A	412,938	1,032
*	Traeger Inc.	218,714	930
*,1	Bowlero Corp.	79,330	840
*	Brilliant Earth Group Inc. Class A	159,967	760
			3,767,004
Consumer Staples (2.9%)
*	Darling Ingredients Inc.	2,414,870	144,409
	Casey's General Stores Inc.	554,943	102,653
*	Simply Good Foods Co.	1,275,709	48,184
*	BellRing Brands Inc.	1,733,240	43,140
*	Boston Beer Co. Inc. Class A	137,462	41,647
	WD-40 Co.	204,351	41,148
*	Celsius Holdings Inc.	619,582	40,434
	Coca-Cola Consolidated Inc.	68,850	38,825
*	Freshpet Inc.	679,066	35,237
*	Post Holdings Inc.	409,139	33,693
	Medifast Inc.	172,179	31,080
	Cal-Maine Foods Inc.	594,428	29,371

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	J & J Snack Foods Corp.	172,334	24,068
*,1	Beyond Meat Inc.	857,163	20,521
	Lancaster Colony Corp.	143,597	18,492
	National Beverage Corp.	348,213	17,042
*	USANA Health Sciences Inc.	172,048	12,449
*	Beauty Health Co.	734,171	9,441
*	Sovos Brands Inc.	373,374	5,925
	Tootsie Roll Industries Inc.	104,802	3,705
*	Honest Co. Inc.	388,789	1,135
*	Vital Farms Inc.	120,276	1,052
*,1	BRC Inc. Class A	48,797	398
			744,049
Energy (4.3%)
	Texas Pacific Land Corp.	92,595	137,783
	Targa Resources Corp.	1,703,632	101,656
	PDC Energy Inc.	1,484,096	91,435
	EQT Corp.	2,486,172	85,524
	Matador Resources Co.	1,677,677	78,163
	ChampionX Corp.	3,041,960	60,383
	Magnolia Oil & Gas Corp. Class A	2,576,071	54,072
*,1	ChargePoint Holdings Inc.	3,766,311	51,561
*	Denbury Inc.	715,366	42,915
	Civitas Resources Inc.	762,073	39,849
	Cactus Inc. Class A	859,315	34,605
	SM Energy Co.	911,038	31,148
	New Fortress Energy Inc. Class A	775,726	30,695
*	Liberty Energy Inc. Class A	2,096,542	26,752
	Enviva Inc.	448,060	25,638
*	Callon Petroleum Co.	645,942	25,321
*	Array Technologies Inc.	2,136,201	23,520
*	Ameresco Inc. Class A	456,228	20,786
*	FuelCell Energy Inc.	5,192,685	19,472
*	Oceaneering International Inc.	1,496,435	15,982
	Alpha Metallurgical Resources Inc.	118,508	15,303
*	Shoals Technologies Group Inc. Class A	921,428	15,185
*	NexTier Oilfield Solutions Inc.	1,548,626	14,727
*	Dril-Quip Inc.	516,004	13,313
*	Tellurian Inc.	3,816,711	11,374
*	Stem Inc.	1,101,870	7,889
*	RPC Inc.	1,139,298	7,872
*	Comstock Resources Inc.	612,580	7,400
	Kinetik Holdings Inc. Class A	98,481	3,362
*	Helix Energy Solutions Group Inc.	1,064,757	3,301
		Shares	Market Value• ($000)
*,1	EVgo Inc.	510,777	3,070
*,1	ProFrac Holding Corp. Class A	118,440	2,169
			1,102,225
Financials (5.0%)
	LPL Financial Holdings Inc.	567,824	104,752
	Morningstar Inc.	383,332	92,701
*	Alleghany Corp.	95,474	79,539
	Pinnacle Financial Partners Inc.	1,084,988	78,455
	Kinsale Capital Group Inc.	325,299	74,702
*,1	Robinhood Markets Inc. Class A	8,896,972	73,133
	Erie Indemnity Co. Class A	379,757	72,986
[1]	Blue Owl Capital Inc. Class A	6,256,509	62,753
	ServisFirst Bancshares Inc.	730,640	57,662
	Western Alliance Bancorp	768,894	54,284
*,1	SoFi Technologies Inc.	10,268,429	54,115
*	Credit Acceptance Corp.	98,221	46,499
	Virtu Financial Inc. Class A	1,496,335	35,029
*	Trupanion Inc.	547,792	33,010
*,1	Upstart Holdings Inc.	1,012,614	32,019
	Hamilton Lane Inc. Class A	472,587	31,748
	Houlihan Lokey Inc. Class A	378,585	29,882
*	Focus Financial Partners Inc. Class A	733,438	24,981
*	Silvergate Capital Corp. Class A	449,661	24,070
	PJT Partners Inc. Class A	331,805	23,319
	Cohen & Steers Inc.	364,610	23,186
*	BRP Group Inc. Class A	841,622	20,325
	StepStone Group Inc. Class A	774,663	20,164
	Ameris Bancorp	491,618	19,753
*	Open Lending Corp. Class A	1,601,674	16,385
	Goosehead Insurance Inc. Class A	275,064	12,562
	TFS Financial Corp.	840,787	11,544
*	Palomar Holdings Inc.	179,143	11,537
*	Triumph Bancorp Inc.	178,874	11,190
*,1	Lemonade Inc.	609,343	11,127
	Live Oak Bancshares Inc.	247,950	8,403
*,1	Marathon Digital Holdings Inc.	1,517,425	8,103
*,1	Oscar Health Inc. Class A	1,851,996	7,871
*,1	Riot Blockchain Inc.	1,815,217	7,606
*	LendingTree Inc.	163,420	7,161
	TPG Inc. Class A	288,404	6,896
	P10 Inc. Class A	528,927	5,882

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	AssetMark Financial Holdings Inc.	163,365	3,066
*	Clearwater Analytics Holdings Inc. Class A	246,605	2,969
*,1	Hagerty Inc. Class A	96,834	1,113
			1,302,482
Health Care (20.6%)
	Bio-Techne Corp.	586,505	203,306
*	Neurocrine Biosciences Inc.	1,428,951	139,294
*	Repligen Corp.	828,749	134,589
*	Syneos Health Inc.	1,533,524	109,923
	Chemed Corp.	223,804	105,051
*	Exelixis Inc.	4,795,269	99,838
	Bruker Corp.	1,561,963	98,029
*	Masimo Corp.	746,839	97,589
*	Shockwave Medical Inc.	508,327	97,177
*	Sarepta Therapeutics Inc.	1,242,763	93,158
*	Halozyme Therapeutics Inc.	2,062,279	90,740
*	Charles River Laboratories International Inc.	379,735	81,252
*	Novocure Ltd.	1,149,116	79,864
*	HealthEquity Inc.	1,261,481	77,442
*	Inspire Medical Systems Inc.	412,434	75,339
*	Omnicell Inc.	660,793	75,165
*	Alkermes plc	2,443,380	72,788
*	Intra-Cellular Therapies Inc.	1,269,206	72,446
*	LHC Group Inc.	440,606	68,620
*	QuidelOrtho Corp.	700,547	68,079
*	Ionis Pharmaceuticals Inc.	1,801,923	66,707
*	Penumbra Inc.	535,067	66,627
*	Globus Medical Inc. Class A	1,185,366	66,546
*	Lantheus Holdings Inc.	974,801	64,366
*	Apellis Pharmaceuticals Inc.	1,353,652	61,212
*	Medpace Holdings Inc.	402,416	60,230
*	Option Care Health Inc.	2,153,407	59,843
*	Ultragenyx Pharmaceutical Inc.	993,133	59,250
*	Guardant Health Inc.	1,447,574	58,395
	Ensign Group Inc.	788,051	57,898
*	10X Genomics Inc. Class A	1,263,721	57,183
*	Integra LifeSciences Holdings Corp.	1,056,453	57,080
*	Tandem Diabetes Care Inc.	956,082	56,591
*	ICU Medical Inc.	339,367	55,789
*	Arrowhead Pharmaceuticals Inc.	1,501,625	52,872
*	Intellia Therapeutics Inc.	1,020,398	52,816
		Shares	Market Value• ($000)
*	Amedisys Inc.	486,998	51,193
*	STAAR Surgical Co.	714,715	50,695
*	Haemonetics Corp.	766,697	49,973
*	Cytokinetics Inc.	1,216,453	47,794
*	Maravai LifeSciences Holdings Inc. Class A	1,671,760	47,495
*	Merit Medical Systems Inc.	847,331	45,985
*	Natera Inc.	1,295,916	45,927
*	iRhythm Technologies Inc.	423,143	45,712
*	Amicus Therapeutics Inc.	4,188,583	44,985
*	Blueprint Medicines Corp.	890,433	44,976
*,1	Doximity Inc. Class A	1,259,437	43,854
*	R1 RCM Inc.	2,091,421	43,836
*	Inari Medical Inc.	635,211	43,188
*	PTC Therapeutics Inc.	1,066,469	42,723
	CONMED Corp.	441,241	42,253
*,1	Neogen Corp.	1,611,864	38,830
*	NuVasive Inc.	778,122	38,253
*	Denali Therapeutics Inc.	1,286,774	37,870
*	Evolent Health Inc. Class A	1,232,430	37,848
*	Pacira BioSciences Inc.	645,080	37,608
*	Teladoc Health Inc.	1,084,109	36,003
*	Certara Inc.	1,672,818	35,899
*	Insmed Inc.	1,786,613	35,232
*,1	Ginkgo Bioworks Holdings Inc.	14,714,371	35,020
*	Beam Therapeutics Inc.	840,339	32,530
*	Global Blood Therapeutics Inc.	973,393	31,100
*	Glaukos Corp.	672,431	30,542
*	Fate Therapeutics Inc.	1,228,597	30,445
*	Corcept Therapeutics Inc.	1,271,032	30,225
*,1	Novavax Inc.	584,140	30,042
*	Progyny Inc.	1,031,358	29,961
*	Sotera Health Co.	1,480,045	28,994
*	Vir Biotechnology Inc.	1,088,943	27,735
*	AtriCure Inc.	658,235	26,896
*	Arvinas Inc.	636,452	26,788
*	Oak Street Health Inc.	1,622,777	26,678
*	Twist Bioscience Corp.	757,926	26,497
*	ACADIA Pharmaceuticals Inc.	1,811,993	25,531
*	Xencor Inc.	887,523	24,292
*	Sage Therapeutics Inc.	751,809	24,283
*	ChemoCentryx Inc.	959,157	23,768
*	Nevro Corp.	527,925	23,139
*	Apollo Medical Holdings Inc.	587,660	22,678
*	Ironwood Pharmaceuticals Inc. Class A	1,958,592	22,583

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Harmony Biosciences Holdings Inc.	442,417	21,577
*	CorVel Corp.	145,307	21,399
*	Privia Health Group Inc.	732,452	21,329
*	Veracyte Inc.	1,071,360	21,320
*	1Life Healthcare Inc.	2,617,039	20,518
*	Cerevel Therapeutics Holdings Inc.	773,519	20,452
*	Zentalis Pharmaceuticals Inc.	722,340	20,298
*	Relay Therapeutics Inc.	1,133,557	18,987
*	Silk Road Medical Inc.	500,945	18,229
*	AdaptHealth Corp. Class A	1,001,238	18,062
*	Surgery Partners Inc.	603,290	17,447
*	REVOLUTION Medicines Inc.	893,551	17,415
*	CareDx Inc.	793,853	17,052
*	Axonics Inc.	298,705	16,928
*	Allogene Therapeutics Inc.	1,392,829	15,878
*	Adaptive Biotechnologies Corp.	1,927,564	15,594
*,1	PROCEPT BioRobotics Corp.	460,827	15,064
*	BioCryst Pharmaceuticals Inc.	1,386,525	14,669
*	Signify Health Inc. Class A	1,053,154	14,534
*	NeoGenomics Inc.	1,770,958	14,433
*	REGENXBIO Inc.	581,588	14,365
*	Vaxcyte Inc.	652,758	14,204
*	Innoviva Inc.	936,866	13,828
*,1	Warby Parker Inc. Class A	1,218,673	13,722
*	FibroGen Inc.	1,255,510	13,258
*,1	Lyell Immunopharma Inc.	2,026,494	13,213
*	Alignment Healthcare Inc.	1,119,825	12,777
*	Editas Medicine Inc.	1,027,115	12,151
*	American Well Corp. Class A	2,789,566	12,051
*	Cytek Biosciences Inc.	1,106,172	11,869
*	Health Catalyst Inc.	771,599	11,180
*	Supernus Pharmaceuticals Inc.	380,103	10,993
*	SpringWorks Therapeutics Inc.	445,403	10,966
*	Embecta Corp.	431,915	10,936
*,1	Clover Health Investments Corp. Class A	5,102,347	10,919
*	Ligand Pharmaceuticals Inc.	120,193	10,724
*	Outset Medical Inc.	716,352	10,645
*	Nektar Therapeutics	2,792,756	10,613
*	Emergent BioSolutions Inc.	339,042	10,524
		Shares	Market Value• ($000)
*	Agiliti Inc.	497,637	10,207
*,1	Recursion Pharmaceuticals Inc. Class A	1,231,041	10,021
*	Arcus Biosciences Inc.	376,918	9,551
*	Phreesia Inc.	374,585	9,368
*	Agios Pharmaceuticals Inc.	415,031	9,201
*	OPKO Health Inc.	3,480,478	8,806
*	Alector Inc.	865,688	8,795
*,1	Invitae Corp.	3,410,919	8,323
*	TG Therapeutics Inc.	1,954,472	8,307
*,1	PMV Pharmaceuticals Inc.	582,750	8,304
*,1	Sana Biotechnology Inc.	1,284,278	8,258
*	Gossamer Bio Inc.	986,311	8,255
*	Hims & Hers Health Inc.	1,783,316	8,078
*	Inogen Inc.	326,414	7,893
*	HealthStream Inc.	362,389	7,867
*	Theravance Biopharma Inc.	859,778	7,790
*	Treace Medical Concepts Inc.	540,930	7,757
*	Pulmonx Corp.	503,296	7,409
*	Nuvation Bio Inc.	2,135,528	6,919
*	GoodRx Holdings Inc. Class A	1,122,401	6,645
*	Seer Inc. Class A	734,706	6,576
*,1	Butterfly Network Inc.	2,042,408	6,270
*,1	LifeStance Health Group Inc.	1,108,226	6,162
*,1	Verve Therapeutics Inc.	396,152	6,053
*	AnaptysBio Inc.	271,172	5,505
*	Cano Health Inc.	1,229,933	5,387
*	Atara Biotherapeutics Inc.	654,139	5,096
*,1	Erasca Inc.	901,841	5,023
*	Rocket Pharmaceuticals Inc.	341,071	4,693
*,1	ImmunityBio Inc.	1,178,207	4,383
*	NanoString Technologies Inc.	343,488	4,362
*	Natus Medical Inc.	127,993	4,194
*	Kymera Therapeutics Inc.	210,385	4,143
*	Atea Pharmaceuticals Inc.	554,072	3,934
*,1	23andMe Holding Co.	1,484,692	3,682
*	Sangamo Therapeutics Inc.	868,219	3,594
*	Instil Bio Inc.	765,535	3,537
*,1	Amylyx Pharmaceuticals Inc.	171,128	3,296
*	Cullinan Oncology Inc.	232,100	2,976
*	Accolade Inc.	398,519	2,949
*	Design Therapeutics Inc.	206,530	2,891
*,1	Monte Rosa Therapeutics Inc.	276,487	2,674

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Pennant Group Inc.	190,079	2,435
*	Heron Therapeutics Inc.	758,778	2,117
*	Phathom Pharmaceuticals Inc.	216,845	1,830
*,1	SmileDirectClub Inc. Class A	1,588,881	1,652
*,1	Innovage Holding Corp.	293,386	1,285
*	Absci Corp.	309,338	1,027
*	Singular Genomics Systems Inc.	234,895	897
*,1	P3 Health Partners Inc.	224,204	834
*	Aveanna Healthcare Holdings Inc.	341,910	773
*,1	Bright Green Corp.	310,194	689
*	Adagio Therapeutics Inc.	203,136	666
			5,330,415
Industrials (18.3%)
	Nordson Corp.	779,728	157,848
*	Fair Isaac Corp.	387,723	155,438
	Graco Inc.	2,530,342	150,328
	Toro Co.	1,563,029	118,462
	Watsco Inc.	495,938	118,440
	Genpact Ltd.	2,767,935	117,250
*	WillScot Mobile Mini Holdings Corp.	3,326,206	107,836
*	Berry Global Group Inc.	1,948,450	106,463
	A O Smith Corp.	1,944,022	106,299
*	WEX Inc.	672,645	104,637
*	Paylocity Holding Corp.	576,942	100,630
	Lennox International Inc.	483,141	99,812
*	Coherent Inc.	369,798	98,448
	Jack Henry & Associates Inc.	544,693	98,056
	Advanced Drainage Systems Inc.	1,071,943	96,550
	Littelfuse Inc.	369,958	93,984
*	Axon Enterprise Inc.	1,008,494	93,961
*	Trex Co. Inc.	1,692,409	92,101
*	Chart Industries Inc.	547,445	91,631
	MKS Instruments Inc.	832,374	85,427
*	TopBuild Corp.	490,060	81,918
	Landstar System Inc.	555,269	80,747
	Curtiss-Wright Corp.	574,898	75,921
	BWX Technologies Inc.	1,363,673	75,125
*	Saia Inc.	394,836	74,229
*	AMN Healthcare Services Inc.	668,630	73,355
*	Euronet Worldwide Inc.	718,044	72,228
	Exponent Inc.	774,636	70,856
*	GXO Logistics Inc.	1,631,288	70,586
*	ExlService Holdings Inc.	472,736	69,648
*	ASGN Inc.	725,684	65,493
	Simpson Manufacturing Co. Inc.	645,332	64,927
	Eagle Materials Inc.	571,198	62,798
	Maximus Inc.	918,181	57,395
		Shares	Market Value• ($000)
	Insperity Inc.	544,062	54,314
*	Mercury Systems Inc.	819,299	52,706
	Armstrong World Industries Inc.	701,918	52,616
	John Bean Technologies Corp.	475,317	52,485
	Cognex Corp.	1,233,780	52,460
*	Middleby Corp.	378,869	47,495
*	Aerojet Rocketdyne Holdings Inc.	1,143,440	46,424
*	Welbilt Inc.	1,925,902	45,856
*	ACI Worldwide Inc.	1,681,505	43,534
*	TriNet Group Inc.	558,459	43,348
	Franklin Electric Co. Inc.	588,793	43,135
	Woodward Inc.	430,782	39,843
*	Bloom Energy Corp. Class A	2,305,643	38,043
	Forward Air Corp.	401,793	36,949
	Badger Meter Inc.	437,689	35,405
*	Verra Mobility Corp. Class A	2,218,987	34,860
	AAON Inc.	635,233	34,785
	Herc Holdings Inc.	379,867	34,245
*	Itron Inc.	674,053	33,318
	Helios Technologies Inc.	485,820	32,186
*	Air Transport Services Group Inc.	1,056,966	30,367
	Installed Building Products Inc.	350,499	29,147
*	AeroVironment Inc.	354,050	29,103
	Mueller Water Products Inc. Class A	2,350,316	27,569
*	AZEK Co. Inc. Class A	1,624,901	27,201
*	Kratos Defense & Security Solutions Inc.	1,870,695	25,965
*	Masonite International Corp.	337,832	25,956
*	Shift4 Payments Inc. Class A	762,076	25,194
*	Affirm Holdings Inc. Class A	1,354,252	24,458
	Comfort Systems USA Inc.	269,696	22,425
*	Hayward Holdings Inc.	1,526,676	21,969
	Lindsay Corp.	164,623	21,865
*	Proto Labs Inc.	412,466	19,732
*	Core & Main Inc. Class A	877,325	19,564
*	Dycom Industries Inc.	209,796	19,519
*	Flywire Corp.	1,063,639	18,752
*	Vicor Corp.	336,026	18,391
*,1	Nikola Corp.	3,789,670	18,039
*,1	Legalzoom.com Inc.	1,633,829	17,956
*,1	Virgin Galactic Holdings Inc.	2,890,816	17,403
*	Evo Payments Inc. Class A	713,606	16,784
*	Hillman Solutions Corp.	1,879,328	16,237

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Tennant Co.	263,499	15,612
*,1	TuSimple Holdings Inc. Class A	2,084,311	15,070
*,1	PureCycle Technologies Inc.	1,705,798	12,657
*	CryoPort Inc.	354,734	10,990
*	Gibraltar Industries Inc.	246,000	9,532
*,1	Remitly Global Inc.	1,243,713	9,527
*	Cimpress plc	235,129	9,147
*	Aurora Innovation Inc.	4,748,864	9,070
*	Janus International Group Inc.	990,497	8,944
	Enerpac Tool Group Corp. Class A	454,989	8,654
*	FARO Technologies Inc.	274,638	8,467
*	BTRS Holdings Inc.	1,683,114	8,382
*	Forrester Research Inc.	170,465	8,155
*,1	Desktop Metal Inc. Class A	3,540,172	7,788
*,1	Enovix Corp.	826,807	7,367
*	Payoneer Global Inc.	1,813,185	7,108
*	TaskUS Inc. Class A	417,875	7,045
*,1	CS Disco Inc.	346,993	6,260
*,1	Hyliion Holdings Corp.	1,800,399	5,797
*,1	Mirion Technologies Inc.	812,165	4,678
*	Sterling Check Corp.	284,941	4,647
	Gorman-Rupp Co.	154,416	4,370
*	Thermon Group Holdings Inc.	234,503	3,295
*	Paymentus Holdings Inc. Class A	229,877	3,073
*,1	Microvast Holdings Inc.	1,118,755	2,484
*	Ranpak Holdings Corp. Class A	321,592	2,251
*	Velo3D Inc.	1,155,984	1,595
*	Hydrofarm Holdings Group Inc.	265,661	924
*	Latch Inc.	775,144	884
			4,740,203
Real Estate (8.6%)
	Equity LifeStyle Properties Inc.	2,503,171	176,398
	American Homes 4 Rent Class A	4,158,563	147,379
	CubeSmart	3,355,793	143,359
	Rexford Industrial Realty Inc.	2,466,818	142,064
	American Campus Communities Inc.	2,085,104	134,427
	Americold Realty Trust Inc.	4,026,319	120,951
	Healthcare Trust of America Inc. Class A	3,425,310	95,600
	Host Hotels & Resorts Inc.	5,343,720	83,789
	STAG Industrial Inc.	2,679,395	82,740
	Spirit Realty Capital Inc.	2,008,266	75,872
		Shares	Market Value• ($000)
	Independence Realty Trust Inc.	3,306,309	68,540
	National Storage Affiliates Trust	1,299,660	65,074
	Terreno Realty Corp.	1,129,462	62,945
*	Ryman Hospitality Properties Inc.	783,197	59,546
	Lamar Advertising Co. Class A	650,915	57,261
	Kite Realty Group Trust	3,275,654	56,636
	PS Business Parks Inc.	289,205	54,125
	STORE Capital Corp.	1,990,940	51,924
	Broadstone Net Lease Inc.	2,406,251	49,352
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,299,285	49,191
	Innovative Industrial Properties Inc.	417,966	45,922
	Kilroy Realty Corp.	872,439	45,655
	Essential Properties Realty Trust Inc.	1,960,318	42,127
*	Howard Hughes Corp.	575,128	39,137
	Uniti Group Inc.	3,543,841	33,383
*	Opendoor Technologies Inc.	7,002,556	32,982
[1]	Phillips Edison & Co. Inc.	851,693	28,455
	RLJ Lodging Trust	2,497,085	27,543
	St. Joe Co.	573,320	22,681
	Paramount Group Inc.	2,776,450	20,074
	Pebblebrook Hotel Trust	979,083	16,223
	Marcus & Millichap Inc.	377,662	13,970
	CareTrust REIT Inc.	725,302	13,375
*	Redfin Corp.	1,541,487	12,702
[1]	eXp World Holdings Inc.	1,006,686	11,849
*,1	WeWork Inc.	2,110,221	10,593
	Universal Health Realty Income Trust	186,263	9,911
	Safehold Inc.	278,777	9,860
	Alexander's Inc.	15,133	3,362
*,1	Offerpad Solutions Inc.	681,962	1,487
			2,218,464
Technology (20.2%)
	Entegris Inc.	2,031,652	187,176
*	PTC Inc.	1,574,055	167,385
*	Dynatrace Inc.	2,993,586	118,067
*	Wolfspeed Inc.	1,748,302	110,930
*	Pure Storage Inc. Class A	4,237,494	108,946
*	Manhattan Associates Inc.	943,748	108,154
*	Ceridian HCM Holding Inc.	2,167,838	102,062
*	Lattice Semiconductor Corp.	2,057,221	99,775
*	Five9 Inc.	1,039,982	94,784

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Avalara Inc.	1,313,590	92,739
*	Guidewire Software Inc.	1,249,085	88,673
*	Sailpoint Technologies Holdings Inc.	1,409,484	88,346
*	II-VI Inc.	1,592,734	81,150
	Azenta Inc.	1,121,128	80,833
*	Aspen Technology Inc.	430,424	79,060
*	Silicon Laboratories Inc.	546,979	76,697
*	Tenable Holdings Inc.	1,653,355	75,079
	CMC Materials Inc.	427,711	74,631
*	Rogers Corp.	281,085	73,670
*	Elastic NV	1,078,380	72,974
*	Mandiant Corp.	3,323,638	72,522
	Dolby Laboratories Inc. Class A	968,990	69,341
*	Zendesk Inc.	916,027	67,850
*	Qualys Inc.	522,573	65,917
	Power Integrations Inc.	872,126	65,418
	Universal Display Corp.	635,382	64,263
	Switch Inc. Class A	1,911,036	64,020
*	Novanta Inc.	507,215	61,510
	National Instruments Corp.	1,961,517	61,258
*	SPS Commerce Inc.	539,758	61,020
*	Smartsheet Inc. Class A	1,829,672	57,507
*	Rapid7 Inc.	827,415	55,271
*	Blackline Inc.	798,512	53,181
*	Semtech Corp.	949,192	52,177
*	Onto Innovation Inc.	741,096	51,684
*	Box Inc. Class A	2,038,164	51,239
*	Nutanix Inc. Class A	3,297,262	48,239
*	Varonis Systems Inc.	1,638,229	48,033
*	Perficient Inc.	517,936	47,490
*	IPG Photonics Corp.	504,263	47,466
*	Procore Technologies Inc.	1,013,354	45,996
*	FormFactor Inc.	1,167,649	45,223
*	Fabrinet	550,206	44,622
*	Alarm.com Holdings Inc.	711,674	44,024
*	Dropbox Inc. Class A	2,080,228	43,664
*	Envestnet Inc.	825,065	43,539
*	Workiva Inc. Class A	648,293	42,781
*	Alteryx Inc. Class A	858,576	41,572
*	Diodes Inc.	643,039	41,521
	Advanced Energy Industries Inc.	561,707	40,993
*	New Relic Inc.	800,496	40,065
*	CommVault Systems Inc.	633,696	39,859
*	Altair Engineering Inc. Class A	738,960	38,795
	Vertiv Holdings Co. Class A	4,504,760	37,029
*	Upwork Inc.	1,744,406	36,074
*	DigitalOcean Holdings Inc.	871,830	36,059
*	SiTime Corp.	220,165	35,894
*	MaxLinear Inc. Class A	1,044,180	35,481
		Shares	Market Value• ($000)
*	Bumble Inc. Class A	1,258,501	35,427
*	Ambarella Inc.	540,798	35,401
*	Confluent Inc. Class A	1,505,845	34,996
*	MACOM Technology Solutions Holdings Inc.	731,729	33,733
*	RingCentral Inc. Class A	634,887	33,179
*	Sprout Social Inc. Class A	555,112	32,235
*	Coupa Software Inc.	564,423	32,229
*	Q2 Holdings Inc.	812,566	31,341
*	Cargurus Inc. Class A	1,453,897	31,244
*	nCino Inc.	987,975	30,548
	Pegasystems Inc.	611,772	29,267
*	E2open Parent Holdings Inc.	3,606,172	28,056
*	Yelp Inc. Class A	1,006,522	27,951
*	PagerDuty Inc.	1,115,383	27,639
*	Appian Corp.	580,476	27,491
*	LiveRamp Holdings Inc.	972,590	25,103
*	Ziff Davis Inc.	336,236	25,060
*	Appfolio Inc. Class A	270,270	24,497
*	Jamf Holding Corp.	986,462	24,435
*	Toast Inc. Class A	1,802,544	23,325
*	Blackbaud Inc.	396,401	23,019
*,1	MicroStrategy Inc. Class A	139,679	22,949
*	Digital Turbine Inc.	1,307,087	22,835
*,1	Clear Secure Inc. Class A	1,117,868	22,357
*	DoubleVerify Holdings Inc.	979,778	22,212
*	Gitlab Inc. Class A	415,474	22,078
*	Schrodinger Inc.	784,781	20,726
*	JFrog Ltd.	957,110	20,166
	Shutterstock Inc.	351,126	20,123
*,1	Freshworks Inc. Class A	1,503,007	19,765
*	Fastly Inc. Class A	1,621,895	18,830
*	Ping Identity Holding Corp.	1,016,815	18,445
*	3D Systems Corp.	1,845,628	17,903
*	Asana Inc. Class A	1,015,074	17,845
*	KnowBe4 Inc. Class A	1,127,358	17,609
*	Paycor HCM Inc.	652,896	16,975
*	Magnite Inc.	1,867,952	16,587
*,1	Braze Inc. Class A	456,508	16,539
*	Everbridge Inc.	589,509	16,441
*,1	Thoughtworks Holding Inc.	1,156,610	16,320
*	Zuora Inc. Class A	1,806,876	16,172
*	Duck Creek Technologies Inc.	1,086,208	16,130
*	PROS Holdings Inc.	611,372	16,036
*	Momentive Global Inc.	1,789,184	15,745
*	LivePerson Inc.	1,056,321	14,936
*,1	Xometry Inc. Class A	429,814	14,584
*	Veeco Instruments Inc.	727,194	14,108
*	BigCommerce Holdings Inc.	814,704	13,198

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Eventbrite Inc. Class A	1,207,713	12,403
*	Vimeo Inc.	1,992,442	11,995
*	Consensus Cloud Solutions Inc.	269,248	11,761
*	Sprinklr Inc. Class A	1,147,481	11,601
*	CEVA Inc.	330,128	11,079
*	Sumo Logic Inc.	1,468,524	10,999
*	Definitive Healthcare Corp. Class A	440,391	10,098
*	PubMatic Inc. Class A	630,933	10,026
*,1	IonQ Inc.	2,076,588	9,095
*	Yext Inc.	1,762,942	8,427
*,1	Zeta Global Holdings Corp. Class A	1,749,881	7,909
*	Alkami Technology Inc.	545,274	7,574
*,1	ForgeRock Inc. Class A	353,380	7,569
*,1	HashiCorp Inc. Class A	248,997	7,330
*	nLight Inc.	626,473	6,403
*,1	Blend Labs Inc. Class A	2,604,309	6,146
*,1	Matterport Inc.	1,668,633	6,107
*	EngageSmart Inc.	360,796	5,802
*	Telos Corp.	703,358	5,683
*	Bandwidth Inc. Class A	293,293	5,520
*,1	Aeva Technologies Inc.	1,763,594	5,520
*,1	SEMrush Holdings Inc. Class A	414,811	5,364
*	ON24 Inc.	554,690	5,264
*	N-able Inc.	465,992	4,194
*	AvePoint Inc.	947,010	4,110
*	MeridianLink Inc.	238,383	3,981
*	EverCommerce Inc.	434,254	3,926
*	Credo Technology Group Holding Ltd.	317,295	3,706
*	Intapp Inc.	230,250	3,371
*	MediaAlpha Inc. Class A	337,642	3,326
*,1	SmartRent Inc. Class A	722,795	3,267
*,1	NerdWallet Inc. Class A	393,514	3,121
	Ebix Inc.	182,964	3,092
*	Vertex Inc. Class A	220,502	2,498
*	Nextdoor Holdings Inc.	732,396	2,424
*,1	Skillz Inc. Class A	1,764,941	2,189
*	Enfusion Inc. Class A	194,182	1,983
*	WM Technology Inc.	509,677	1,677
*	Ouster Inc.	880,420	1,426
*	SecureWorks Corp. Class A	121,688	1,322
*	Planet Labs PBC	267,940	1,160
*	BuzzFeed Inc.	213,201	328
			5,224,294
Telecommunications (1.9%)
	Cable One Inc.	89,617	115,545
*	Ciena Corp.	2,274,724	103,955
*	Lumentum Holdings Inc.	980,246	77,851
	Cogent Communications Holdings Inc.	645,643	39,229
*	Vonage Holdings Corp.	1,918,096	36,137
		Shares	Market Value• ($000)
*	Viasat Inc.	1,057,626	32,395
*	Calix Inc.	821,444	28,044
*	Infinera Corp.	2,733,195	14,650
*	WideOpenWest Inc.	787,334	14,337
*	Globalstar Inc.	10,763,311	13,239
*	8x8 Inc.	1,685,489	8,680
*	Gogo Inc.	481,622	7,798
	ATN International Inc.	163,196	7,656
	ADTRAN Inc.	345,077	6,049
			505,565
Utilities (1.7%)
*	Sunrun Inc.	2,984,175	69,710
*	Clean Harbors Inc.	772,958	67,765
*	Evoqua Water Technologies Corp.	1,813,274	58,950
*	Casella Waste Systems Inc. Class A	757,252	55,037
	Ormat Technologies Inc.	670,868	52,563
	Clearway Energy Inc. Class C	1,221,534	42,558
*	Sunnova Energy International Inc.	1,457,972	26,871
	California Water Service Group	400,483	22,247
*	Archaea Energy Inc. Class A	1,205,251	18,718
	Clearway Energy Inc. Class A	521,467	16,671
*,1	Excelerate Energy Inc. Class A	135,962	2,708
*,1	NuScale Power Corp.	108,540	1,084
			434,882
Total Common Stocks (Cost $26,313,160)			25,890,268

Small-Cap Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[2,3] Vanguard Market Liquidity Fund, 1.417% (Cost $675,533)	6,757,644	675,562
Total Investments (102.6%) (Cost $26,988,693)		26,565,830
Other Assets and Liabilities—Net (-2.6%)		(682,425)
Net Assets (100%)		25,883,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $547,854,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $610,096,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	489	41,761	(128)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/22	BANA	932	(1.643)	—	(27)
Elastic NV	8/31/22	BANA	2,466	(1.275)	239	—
Fisker Inc. Class A	1/31/23	GSI	6,992	(1.587)	—	(140)
Invitae Corp.	8/31/22	BANA	1,321	(0.770)	—	—
Middleby Corp.	8/31/22	BANA	4,241	(1.211)	—	(735)

Small-Cap Growth Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Novocure Ltd.	8/31/22	BANA	14,468	(1.220)	—	(1,972)
Wolfspeed Inc.	8/31/22	BANA	7,523	(1.215)	—	(1,185)
					239	(4,059)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $26,313,160)	25,890,268
Affiliated Issuers (Cost $675,533)	675,562
Total Investments in Securities	26,565,830
Investment in Vanguard	1,007
Cash Collateral Pledged—Futures Contracts	2,690
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,020
Receivables for Investment Securities Sold	46,199
Receivables for Accrued Income	15,684
Receivables for Capital Shares Issued	11,271
Unrealized Appreciation—Over-the-Counter Swap Contracts	239
Total Assets	26,645,940
Liabilities
Due to Custodian	37,062
Payables for Investment Securities Purchased	99,661
Collateral for Securities on Loan	610,096
Payables for Capital Shares Redeemed	10,586
Payables to Vanguard	743
Variation Margin Payable—Futures Contracts	328
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,059
Total Liabilities	762,535
Net Assets	25,883,405
1 Includes $547,854 of securities on loan.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	29,105,495
Total Distributable Earnings (Loss)	(3,222,090)
Net Assets	25,883,405

Investor Shares—Net Assets
Applicable to 1,524,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,447
Net Asset Value Per Share—Investor Shares	$55.40

ETF Shares—Net Assets
Applicable to 59,421,383 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,709,080
Net Asset Value Per Share—ETF Shares	$197.05

Admiral Shares—Net Assets
Applicable to 163,638,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,337,388
Net Asset Value Per Share—Admiral Shares	$69.28

Institutional Shares—Net Assets
Applicable to 49,608,634 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,752,490
Net Asset Value Per Share—Institutional Shares	$55.48
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends	73,578
Interest[1]	137
Securities Lending—Net	9,202
Total Income	82,917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	735
Management and Administrative—Investor Shares	94
Management and Administrative—ETF Shares	3,798
Management and Administrative—Admiral Shares	3,882
Management and Administrative—Institutional Shares	749
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	251
Marketing and Distribution—Admiral Shares	293
Marketing and Distribution—Institutional Shares	58
Custodian Fees	186
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	245
Shareholders’ Reports—Admiral Shares	85
Shareholders’ Reports—Institutional Shares	40
Trustees’ Fees and Expenses	8
Other Expenses	8
Total Expenses	10,437
Expenses Paid Indirectly	(8)
Net Expenses	10,429
Net Investment Income	72,488
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(675,390)
Futures Contracts	(2,305)
Swap Contracts	(24,026)
Realized Net Gain (Loss)	(701,721)

Small-Cap Growth Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(10,331,964)
Futures Contracts	(2,390)
Swap Contracts	2,044
Change in Unrealized Appreciation (Depreciation)	(10,332,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,961,543)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $137,000, ($86,000), and ($34,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $904,304,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,488	167,870
Realized Net Gain (Loss)	(701,721)	4,271,918
Change in Unrealized Appreciation (Depreciation)	(10,332,310)	(2,566,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,961,543)	1,873,001
Distributions
Investor Shares	(82)	(401)
ETF Shares	(14,225)	(57,438)
Admiral Shares	(13,711)	(61,028)
Institutional Shares	(3,511)	(14,238)
Total Distributions	(31,529)	(133,105)
Capital Share Transactions
Investor Shares	(24,501)	(71,356)
ETF Shares	218,116	1,267,326
Admiral Shares	(342,517)	(412,500)
Institutional Shares	97,366	(65,864)
Net Increase (Decrease) from Capital Share Transactions	(51,536)	717,606
Total Increase (Decrease)	(11,044,608)	2,457,502
Net Assets
Beginning of Period	36,928,013	34,470,511
End of Period	25,883,405	36,928,013
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$79.21	$75.20	$55.89	$42.36	$45.24	$37.43
Investment Operations
Net Investment Income[1]	.117	.257	.241	.178	.274	.315
Net Realized and Unrealized Gain (Loss) on Investments	(23.874)	3.938	19.331	13.617	(2.879)	7.814
Total from Investment Operations	(23.757)	4.195	19.572	13.795	(2.605)	8.129
Distributions
Dividends from Net Investment Income	(.053)	(.185)	(.262)	(.265)	(.275)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.053)	(.185)	(.262)	(.265)	(.275)	(.319)
Net Asset Value, End of Period	$55.40	$79.21	$75.20	$55.89	$42.36	$45.24
Total Return[2]	-29.99%	5.58%	35.12%	32.60%	-5.80%	21.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$149	$209	$171	$1,461	$1,816
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.32%	0.42%	0.35%	0.58%	0.78%
Portfolio Turnover Rate[4]	12%	29%	24%	18%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$281.61	$267.36	$198.68	$150.57	$160.81	$133.07
Investment Operations
Net Investment Income[1]	.556	1.291	1.129	1.175	1.214	1.320
Net Realized and Unrealized Gain (Loss) on Investments	(84.876)	13.975	68.729	48.077	(10.263)	27.731
Total from Investment Operations	(84.320)	15.266	69.858	49.252	(9.049)	29.051
Distributions
Dividends from Net Investment Income	(.240)	(1.016)	(1.178)	(1.142)	(1.191)	(1.311)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.240)	(1.016)	(1.178)	(1.142)	(1.191)	(1.311)
Net Asset Value, End of Period	$197.05	$281.61	$267.36	$198.68	$150.57	$160.81
Total Return	-29.94%	5.71%	35.29%	32.75%	-5.68%	21.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,709	$16,379	$14,436	$9,833	$7,286	$6,981
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.45%	0.55%	0.64%	0.70%	0.90%
Portfolio Turnover Rate[3]	12%	29%	24%	18%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$99.01	$94.02	$69.87	$52.95	$56.55	$46.79
Investment Operations
Net Investment Income[1]	.195	.448	.392	.419	.423	.465
Net Realized and Unrealized Gain (Loss) on Investments	(29.841)	4.899	24.172	16.902	(3.605)	9.755
Total from Investment Operations	(29.646)	5.347	24.564	17.321	(3.182)	10.220
Distributions
Dividends from Net Investment Income	(.084)	(.357)	(.414)	(.401)	(.418)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.084)	(.357)	(.414)	(.401)	(.418)	(.460)
Net Asset Value, End of Period	$69.28	$99.01	$94.02	$69.87	$52.95	$56.55
Total Return[2]	-29.94%	5.69%	35.30%	32.76%	-5.68%	21.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,337	$16,594	$16,149	$12,717	$8,560	$8,729
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.45%	0.54%	0.65%	0.70%	0.90%
Portfolio Turnover Rate[4]	12%	29%	24%	18%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$79.29	$75.29	$55.95	$42.40	$45.29	$37.47
Investment Operations
Net Investment Income[1]	.160	.367	.319	.327	.335	.375
Net Realized and Unrealized Gain (Loss) on Investments	(23.899)	3.927	19.358	13.550	(2.886)	7.818
Total from Investment Operations	(23.739)	4.294	19.677	13.877	(2.551)	8.193
Distributions
Dividends from Net Investment Income	(.071)	(.294)	(.337)	(.327)	(.339)	(.373)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.071)	(.294)	(.337)	(.327)	(.339)	(.373)
Net Asset Value, End of Period	$55.48	$79.29	$75.29	$55.95	$42.40	$45.29
Total Return	-29.94%	5.70%	35.31%	32.77%	-5.69%	21.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,752	$3,805	$3,676	$3,218	$2,858	$3,690
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.46%	0.55%	0.64%	0.71%	0.91%
Portfolio Turnover Rate[3]	12%	29%	24%	18%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Growth Index Fund
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Small-Cap Growth Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Growth Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,007,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,890,268	—	—	25,890,268
Temporary Cash Investments	675,562	—	—	675,562
Total	26,565,830	—	—	26,565,830

Derivative Financial Instruments
Assets
Swap Contracts	—	239	—	239
Liabilities
Futures Contracts[1]	128	—	—	128
Swap Contracts	—	4,059	—	4,059
Total	128	4,059	—	4,187
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,104,854
Gross Unrealized Appreciation	5,718,796
Gross Unrealized Depreciation	(6,261,768)
Net Unrealized Appreciation (Depreciation)	(542,972)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $2,052,247,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2022, the fund purchased $5,942,575,000 of investment securities and sold $5,825,254,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,144,044,000 and $2,100,988,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $1,083,264,000 and sales were $607,571,000,

Small-Cap Growth Index Fund
resulting in net realized loss of $320,798,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,028	106	27,595	344
Issued in Lieu of Cash Distributions	82	1	401	5
Redeemed	(31,611)	(466)	(99,352)	(1,245)
Net Increase (Decrease)—Investor Shares	(24,501)	(359)	(71,356)	(896)
ETF Shares
Issued	2,394,095	10,908	8,232,657	28,868
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,175,979)	(9,650)	(6,965,331)	(24,700)
Net Increase (Decrease)—ETF Shares	218,116	1,258	1,267,326	4,168
Admiral Shares
Issued	964,388	11,872	2,933,136	29,431
Issued in Lieu of Cash Distributions	12,277	180	54,667	553
Redeemed	(1,319,182)	(16,011)	(3,400,303)	(34,161)
Net Increase (Decrease)—Admiral Shares	(342,517)	(3,959)	(412,500)	(4,177)
Institutional Shares
Issued	349,988	5,441	721,080	9,029
Issued in Lieu of Cash Distributions	3,281	60	13,272	168
Redeemed	(255,903)	(3,883)	(800,216)	(10,031)
Net Increase (Decrease)—Institutional Shares	97,366	1,618	(65,864)	(834)
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Small-Cap Value Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	5.4%
Consumer Discretionary	13.8
Consumer Staples	3.9
Energy	6.1
Financials	22.3
Health Care	5.3
Industrials	20.5
Real Estate	9.6
Technology	6.2
Telecommunications	1.3
Utilities	5.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (5.4%)
	Steel Dynamics Inc.	2,991,661	197,898
	Reliance Steel & Aluminum Co.	1,033,656	175,577
	Alcoa Corp.	3,078,857	140,334
*	Cleveland-Cliffs Inc.	7,884,329	121,182
	Olin Corp.	2,407,298	111,410
	Valvoline Inc.	2,975,256	85,777
	Ashland Global Holdings Inc.	819,487	84,448
	Huntsman Corp.	2,977,932	84,424
	Chemours Co.	2,591,137	82,968
*	Univar Solutions Inc.	2,820,955	70,157
	United States Steel Corp.	3,910,182	70,031
	Element Solutions Inc.	3,921,389	69,801
	UFP Industries Inc.	993,242	67,680
	Commercial Metals Co.	2,025,399	67,041
	Avient Corp.	1,526,846	61,196
	Cabot Corp.	942,460	60,120
	Timken Co.	1,112,973	59,043
	Sensient Technologies Corp.	700,651	56,444
	Scotts Miracle-Gro Co.	646,120	51,037
*	Arconic Corp.	1,763,107	49,455
	Mueller Industries Inc.	901,249	48,028
	Innospec Inc.	413,694	39,628
	Boise Cascade Co.	657,530	39,116
	Stepan Co.	354,143	35,892
	Hecla Mining Co.	8,984,679	35,220
	Minerals Technologies Inc.	549,408	33,701
	Tronox Holdings plc Class A	1,947,257	32,714
*	GCP Applied Technologies Inc.	929,434	29,073
	Westlake Corp.	267,099	26,181
	Materion Corp.	340,361	25,095
	GrafTech International Ltd.	3,248,051	22,964
		Shares	Market Value• ($000)
	Carpenter Technology Corp.	803,478	22,425
	Worthington Industries Inc.	499,949	22,048
	Kaiser Aluminum Corp.	264,359	20,908
	Compass Minerals International Inc.	567,706	20,091
	Schnitzer Steel Industries Inc. Class A	413,392	13,576
	Schweitzer-Mauduit International Inc.	523,360	13,147
*	Coeur Mining Inc.	4,232,416	12,867
	Ecovyst Inc.	1,045,005	10,293
	Koppers Holdings Inc.	337,112	7,632
	Glatfelter Corp.	374,197	2,574
			2,279,196
Consumer Discretionary (13.8%)
	Service Corp. International	2,515,809	173,893
*	BJ's Wholesale Club Holdings Inc.	2,251,363	140,305
	Lithia Motors Inc. Class A	482,828	132,686
	Aramark	4,293,450	131,508
*	Mattel Inc.	5,881,859	131,342
	Williams-Sonoma Inc.	1,169,064	129,708
	Tapestry Inc.	4,202,759	128,268
	Newell Brands Inc.	6,210,537	118,249
*	Capri Holdings Ltd.	2,463,884	101,044
	Nielsen Holdings plc	4,202,974	97,593
	H&R Block Inc.	2,660,298	93,962
	Polaris Inc.	942,021	93,524
	Interpublic Group of Cos. Inc.	3,287,545	90,506
	Macy's Inc.	4,756,109	87,132
*	AutoNation Inc.	777,798	86,927
	Murphy USA Inc.	363,151	84,567
*	Alaska Air Group Inc.	2,105,301	84,317
	Toll Brothers Inc.	1,861,868	83,039
*	Terminix Global Holdings Inc.	2,025,225	82,325
	TEGNA Inc.	3,721,031	78,030

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*,1	Norwegian Cruise Line Holdings Ltd.	7,004,031	77,885
	Leggett & Platt Inc.	2,226,429	76,990
	Kohl's Corp.	2,143,484	76,501
	New York Times Co. Class A	2,638,500	73,614
	Marriott Vacations Worldwide Corp.	621,402	72,207
*	Avis Budget Group Inc.	482,877	71,022
	AMERCO	147,065	70,331
	Harley-Davidson Inc.	2,210,719	69,991
*	American Airlines Group Inc.	5,413,736	68,646
[1]	Dick's Sporting Goods Inc.	901,096	67,916
*,1	GameStop Corp. Class A	540,733	66,132
	Thor Industries Inc.	871,383	65,118
*	Helen of Troy Ltd.	397,402	64,542
	PVH Corp.	1,125,429	64,037
	Lear Corp.	498,737	62,786
*	Asbury Automotive Group Inc.	368,903	62,470
*,1	Hertz Global Holdings Inc.	3,777,564	59,837
	Hanesbrands Inc.	5,814,178	59,828
*,1	AMC Entertainment Holdings Inc. Class A	4,305,076	58,334
	Wendy's Co.	2,856,912	53,938
	Travel + Leisure Co.	1,352,425	52,501
	Academy Sports & Outdoors Inc.	1,437,768	51,098
	Bath & Body Works Inc.	1,888,072	50,827
*	Goodyear Tire & Rubber Co.	4,706,582	50,407
*	Coty Inc. Class A	6,291,837	50,398
*	Wynn Resorts Ltd.	869,556	49,547
	Penske Automotive Group Inc.	442,879	46,365
	Carter's Inc.	638,163	44,978
*	JetBlue Airways Corp.	5,349,953	44,779
	Group 1 Automotive Inc.	262,858	44,633
*	Meritage Homes Corp.	611,687	44,347
*	Taylor Morrison Home Corp. Class A	1,894,336	44,252
*,1	Spirit Airlines Inc.	1,810,554	43,164
	Foot Locker Inc.	1,601,922	40,449
	Signet Jewelers Ltd.	750,324	40,112
	KB Home	1,403,179	39,934
	Nordstrom Inc.	1,854,187	39,179
*	Victoria's Secret & Co.	1,380,486	38,612
	Gap Inc.	4,313,876	35,546
	Graham Holdings Co. Class B	62,032	35,162
	Rush Enterprises Inc. Class A	716,906	34,555
		Shares	Market Value• ($000)
	John Wiley & Sons Inc. Class A	700,177	33,440
	MillerKnoll Inc.	1,262,718	33,172
	Cracker Barrel Old Country Store Inc.	387,072	32,317
	Kontoor Brands Inc.	933,562	31,153
	MDC Holdings Inc.	947,875	30,626
	Ralph Lauren Corp.	338,910	30,383
	Dana Inc.	2,148,727	30,233
*	KAR Auction Services Inc.	2,024,853	29,907
	PriceSmart Inc.	411,579	29,481
*	Tri Pointe Homes Inc.	1,722,253	29,054
[1]	American Eagle Outfitters Inc.	2,538,229	28,377
*	Central Garden & Pet Co. Class A	682,090	27,290
*	Cinemark Holdings Inc.	1,804,864	27,109
*	Under Armour Inc. Class C	3,576,352	27,109
	Wolverine World Wide Inc.	1,344,512	27,105
*	Knowles Corp.	1,527,858	26,478
	Strategic Education Inc.	373,594	26,368
*	Under Armour Inc. Class A	3,153,950	26,272
*	Adtalem Global Education Inc.	713,399	25,661
	Laureate Education Inc. Class A	2,153,465	24,916
	Bloomin' Brands Inc.	1,476,235	24,535
*	Tenneco Inc. Class A	1,386,977	23,800
	HNI Corp.	670,140	23,247
	Oxford Industries Inc.	258,370	22,928
	Acushnet Holdings Corp.	540,452	22,526
	Cheesecake Factory Inc.	834,213	22,040
*	Sally Beauty Holdings Inc.	1,779,267	21,209
*	ODP Corp.	695,223	21,024
	Steven Madden Ltd.	603,806	19,449
	Sturm Ruger & Co. Inc.	295,216	18,790
*	National Vision Holdings Inc.	681,575	18,743
*	SkyWest Inc.	846,390	17,986
*	Urban Outfitters Inc.	941,093	17,561
	La-Z-Boy Inc.	723,716	17,159
*	Lions Gate Entertainment Corp. Class B	1,901,959	16,794
	Rent-A-Center Inc.	843,297	16,402
*	PowerSchool Holdings Inc. Class A	1,331,015	16,039
	Qurate Retail Inc. Class A	5,585,923	16,032
*	Brinker International Inc.	727,682	16,031

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Sabre Corp.	2,736,037	15,951
	Dillard's Inc. Class A	71,562	15,784
[1]	Krispy Kreme Inc.	1,120,588	15,240
*,1	Duolingo Inc. Class A	171,592	15,023
*	PROG Holdings Inc.	904,902	14,931
	Sinclair Broadcast Group Inc. Class A	707,329	14,429
*	iHeartMedia Inc. Class A	1,819,606	14,357
*	Abercrombie & Fitch Co. Class A	844,072	14,282
	Matthews International Corp. Class A	497,966	14,277
	Buckle Inc.	504,923	13,981
*	G-III Apparel Group Ltd.	685,775	13,873
*	Stride Inc.	340,021	13,869
*	American Axle & Manufacturing Holdings Inc.	1,820,169	13,706
	Steelcase Inc. Class A	1,238,552	13,290
*	AMC Networks Inc. Class A	447,518	13,032
*	elf Beauty Inc.	414,690	12,723
	Designer Brands Inc. Class A	972,691	12,703
*	Vista Outdoor Inc.	449,467	12,540
	Interface Inc. Class A	995,719	12,486
	Sonic Automotive Inc. Class A	322,629	11,818
*	Hawaiian Holdings Inc.	817,625	11,700
*	GoPro Inc. Class A	2,090,261	11,559
	Monro Inc.	266,969	11,448
	Inter Parfums Inc.	146,788	10,724
*	Life Time Group Holdings Inc.	811,426	10,451
*	Cars.com Inc.	1,103,812	10,409
	Scholastic Corp.	274,557	9,876
*	Udemy Inc.	935,669	9,553
	Big Lots Inc.	454,211	9,525
[1]	Guess? Inc.	550,281	9,382
*	Lions Gate Entertainment Corp. Class A	959,662	8,934
	Dine Brands Global Inc.	133,253	8,672
*	BJ's Restaurants Inc.	371,936	8,064
	Caleres Inc.	303,935	7,975
	Aaron's Co. Inc.	488,316	7,105
*	Zumiez Inc.	260,213	6,766
*	Clear Channel Outdoor Holdings Inc.	5,937,877	6,354
*	Central Garden & Pet Co.	146,506	6,215
	Rush Enterprises Inc. Class B	122,239	6,064
*	Cardlytics Inc.	257,149	5,737
*	WW International Inc.	887,376	5,670
*	Genesco Inc.	109,156	5,448
		Shares	Market Value• ($000)
	Smith & Wesson Brands Inc.	381,000	5,003
	Global Industrial Co.	142,813	4,823
*	Children's Place Inc.	107,468	4,183
*,1	Bed Bath & Beyond Inc.	534,400	2,656
*	Vizio Holding Corp. Class A	387,789	2,645
[1]	Weber Inc. Class A	354,026	2,553
*,1	Cricut Inc. Class A	400,553	2,459
*	Traeger Inc.	247,470	1,052
*,1	Bowlero Corp.	89,705	950
			5,852,891
Consumer Staples (3.9%)
	Bunge Ltd.	2,531,182	229,553
*	Performance Food Group Co.	2,587,316	118,965
*	US Foods Holding Corp.	3,736,794	114,645
	Ingredion Inc.	1,050,435	92,606
	Lamb Weston Holdings Inc.	1,203,785	86,022
	Molson Coors Beverage Co. Class B	1,504,477	82,009
	Flowers Foods Inc.	3,005,346	79,101
	Sanderson Farms Inc.	354,338	76,370
*	Grocery Outlet Holding Corp.	1,445,731	61,632
	Spectrum Brands Holdings Inc.	680,802	55,839
*	Hostess Brands Inc. Class A	2,305,685	48,904
*	Sprouts Farmers Market Inc.	1,827,696	46,277
*	TreeHouse Foods Inc.	933,700	39,047
*	United Natural Foods Inc.	971,245	38,267
*	Post Holdings Inc.	455,917	37,545
	Nu Skin Enterprises Inc. Class A	794,827	34,416
	Energizer Holdings Inc.	1,192,216	33,799
*	Hain Celestial Group Inc.	1,421,810	33,754
*	Herbalife Nutrition Ltd.	1,625,177	33,235
	Edgewell Personal Care Co.	879,767	30,370
[1]	B&G Foods Inc.	1,147,400	27,285
*	Pilgrim's Pride Corp.	799,939	24,982
	Reynolds Consumer Products Inc.	872,635	23,797
	Universal Corp.	389,002	23,535
	Vector Group Ltd.	2,201,024	23,111
	Lancaster Colony Corp.	161,429	20,789
	Weis Markets Inc.	270,277	20,146
	Fresh Del Monte Produce Inc.	640,615	18,917
	Andersons Inc.	505,474	16,676
	Utz Brands Inc.	1,138,329	15,732

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Seaboard Corp.	3,856	14,971
*	Duckhorn Portfolio Inc.	578,033	12,173
*	Beauty Health Co.	816,381	10,499
	ACCO Brands Corp.	1,543,365	10,078
	Tootsie Roll Industries Inc.	118,596	4,192
*,1	Rite Aid Corp.	442,591	2,983
*,1	BRC Inc. Class A	55,354	452
			1,642,674
Energy (6.1%)
	APA Corp.	5,641,158	196,876
	Ovintiv Inc.	4,306,716	190,314
	Chesapeake Energy Corp.	2,123,031	172,178
*	Antero Resources Corp.	4,670,946	143,165
	Marathon Oil Corp.	5,903,531	132,711
*	Southwestern Energy Co.	18,625,145	116,407
	Targa Resources Corp.	1,901,987	113,492
	NOV Inc.	6,556,649	110,873
	HF Sinclair Corp.	2,421,532	109,356
*	First Solar Inc.	1,601,412	109,104
*	Range Resources Corp.	4,277,083	105,858
	EQT Corp.	2,775,159	95,466
	DT Midstream Inc.	1,612,207	79,030
	Murphy Oil Corp.	2,464,270	74,396
	Helmerich & Payne Inc.	1,582,071	68,124
	Patterson-UTI Energy Inc.	3,608,901	56,876
	California Resources Corp.	1,293,772	49,810
*	PBF Energy Inc. Class A	1,708,783	49,589
	Antero Midstream Corp.	5,181,714	46,895
	Whiting Petroleum Corp.	653,951	44,488
	Equitrans Midstream Corp.	6,850,168	43,567
*	CNX Resources Corp.	2,604,228	42,866
*	Peabody Energy Corp.	1,920,595	40,966
	Arcosa Inc.	806,211	37,432
	Arch Resources Inc.	258,397	36,974
	Chord Energy Corp.	292,547	35,588
	SM Energy Co.	1,015,320	34,714
*	Transocean Ltd.	9,642,735	32,110
*	Delek US Holdings Inc.	1,178,887	30,463
	Warrior Met Coal Inc.	860,684	26,346
	World Fuel Services Corp.	995,541	20,369
	Archrock Inc.	2,450,549	20,266
*	NOW Inc.	1,838,503	17,981
	CVR Energy Inc.	504,972	16,917
*	SunPower Corp.	1,053,119	16,650
*	NexTier Oilfield Solutions Inc.	1,734,806	16,498
	Core Laboratories NV	775,326	15,359
*	ProPetro Holding Corp.	1,473,275	14,733
		Shares	Market Value• ($000)
*	MRC Global Inc.	1,314,249	13,090
*	Stem Inc.	1,222,244	8,751
*,1	Fluence Energy Inc. Class A	600,668	5,694
*,1	EVgo Inc.	579,877	3,485
[1]	Crescent Energy Co. Class A	263,480	3,288
*,1	ProFrac Holding Corp. Class A	132,395	2,424
			2,601,539
Financials (22.3%)
	Brown & Brown Inc.	3,766,495	219,737
	First Horizon Corp.	8,915,959	194,903
	Signature Bank	1,052,662	188,648
	American Financial Group Inc.	1,206,979	167,541
	Comerica Inc.	2,181,480	160,077
	Assurant Inc.	902,521	156,001
	East West Bancorp Inc.	2,367,309	153,402
	Carlyle Group Inc.	4,227,073	133,829
	Reinsurance Group of America Inc.	1,117,948	131,124
	First Citizens BancShares Inc. Class A	200,184	130,876
	Zions Bancorp NA	2,525,580	128,552
	Webster Financial Corp.	2,971,598	125,253
	Invesco Ltd.	7,597,147	122,542
	Commerce Bancshares Inc.	1,813,641	119,066
	LPL Financial Holdings Inc.	633,801	116,924
	RenaissanceRe Holdings Ltd.	737,511	115,325
	Cullen/Frost Bankers Inc.	962,771	112,115
	SEI Investments Co.	2,062,150	111,397
	Old Republic International Corp.	4,633,039	103,595
	Starwood Property Trust Inc.	4,867,310	101,678
	Voya Financial Inc.	1,705,941	101,555
	Prosperity Bancshares Inc.	1,462,305	99,832
	SouthState Corp.	1,259,840	97,197
	Unum Group	2,853,818	97,087
	AGNC Investment Corp.	8,737,847	96,728
	Stifel Financial Corp.	1,690,403	94,696
	First American Financial Corp.	1,703,771	90,164
	Popular Inc.	1,158,276	89,106
	First Financial Bankshares Inc.	2,263,340	88,881
	Glacier Bancorp Inc.	1,849,023	87,681
	Selective Insurance Group Inc.	1,006,025	87,464
	RLI Corp.	717,615	83,667

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Synovus Financial Corp.	2,304,944	83,093
	Wintrust Financial Corp.	1,006,335	80,658
	United Bankshares Inc.	2,259,669	79,247
	Hanover Insurance Group Inc.	534,085	78,110
	Primerica Inc.	648,839	77,660
	Jefferies Financial Group Inc.	2,794,278	77,178
	Cadence Bank	3,208,952	75,346
	Affiliated Managers Group Inc.	645,868	75,308
	Valley National Bancorp	7,187,425	74,821
	Blackstone Mortgage Trust Inc. Class A	2,697,203	74,632
	Axis Capital Holdings Ltd.	1,279,539	73,049
	New Residential Investment Corp.	7,781,572	72,524
	Old National Bancorp	4,893,532	72,375
	Globe Life Inc.	739,844	72,113
	Bank OZK	1,906,220	71,540
	SLM Corp.	4,486,702	71,518
	OneMain Holdings Inc.	1,878,388	70,214
	Home BancShares Inc.	3,256,221	67,632
	New York Community Bancorp Inc.	7,395,181	67,518
	Essent Group Ltd.	1,703,366	66,261
	MGIC Investment Corp.	5,159,562	65,010
	FNB Corp.	5,871,646	63,766
	Umpqua Holdings Corp.	3,622,139	60,743
	Hancock Whitney Corp.	1,367,905	60,639
	Western Alliance Bancorp	856,988	60,503
	Lincoln National Corp.	1,289,564	60,313
	First Interstate BancSystem Inc. Class A	1,550,280	59,081
	Independent Bank Corp. (Massachusetts)	742,277	58,959
	White Mountains Insurance Group Ltd.	47,303	58,946
[1]	Lazard Ltd. Class A	1,787,168	57,922
	Community Bank System Inc.	900,602	56,990
	Assured Guaranty Ltd.	1,017,152	56,747
	Radian Group Inc.	2,883,504	56,661
	UMB Financial Corp.	645,421	55,571
	CVB Financial Corp.	2,237,827	55,520
*	Ryan Specialty Holdings Inc. Class A	1,378,993	54,043
	Evercore Inc. Class A	575,070	53,832
	United Community Banks Inc.	1,767,206	53,352
	Janus Henderson Group plc	2,236,893	52,589
	FirstCash Holdings Inc.	751,524	52,238
	PacWest Bancorp	1,957,123	52,177
		Shares	Market Value• ($000)
*	Brighthouse Financial Inc.	1,248,305	51,205
	Kemper Corp.	1,063,298	50,932
	Walker & Dunlop Inc.	525,791	50,655
	Eastern Bankshares Inc.	2,740,798	50,595
	Bank of Hawaii Corp.	672,532	50,036
	BankUnited Inc.	1,363,523	48,501
	First Hawaiian Inc.	2,134,908	48,484
	Cathay General Bancorp	1,191,819	46,660
	Pacific Premier Bancorp Inc.	1,581,976	46,257
	Federated Hermes Inc. Class B	1,451,387	46,140
	American Equity Investment Life Holding Co.	1,241,133	45,388
*	Texas Capital Bancshares Inc.	845,450	44,504
	Simmons First National Corp. Class A	2,069,338	43,994
	Associated Banc-Corp	2,377,089	43,406
	WSFS Financial Corp.	1,077,457	43,195
	Moelis & Co. Class A	1,080,425	42,515
	First Bancorp	3,291,729	42,496
*	Mr Cooper Group Inc.	1,108,738	40,735
	Independent Bank Group Inc.	599,140	40,688
	Atlantic Union Bankshares Corp.	1,187,984	40,296
	Fulton Financial Corp.	2,645,892	38,233
*	Enstar Group Ltd.	178,266	38,145
	Artisan Partners Asset Management Inc. Class A	1,067,096	37,957
	Columbia Banking System Inc.	1,310,543	37,547
	International Bancshares Corp.	895,074	35,875
	First Merchants Corp.	991,340	35,312
	CNO Financial Group Inc.	1,931,918	34,948
	Chimera Investment Corp.	3,951,132	34,849
	Jackson Financial Inc. Class A	1,294,635	34,631
	BOK Financial Corp.	453,991	34,313
	Houlihan Lokey Inc. Class A	421,987	33,307
	Arbor Realty Trust Inc.	2,537,645	33,269
	Navient Corp.	2,341,244	32,754
	Washington Federal Inc.	1,088,701	32,683
	Banner Corp.	572,992	32,208
*	Axos Financial Inc.	894,253	32,059
	Piper Sandler Cos.	281,924	31,959
	Towne Bank	1,150,451	31,235
	WesBanco Inc.	954,171	30,257

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Genworth Financial Inc. Class A	8,514,921	30,058
	Flagstar Bancorp Inc.	842,575	29,869
	Park National Corp.	243,475	29,521
	First Financial Bancorp	1,494,750	28,998
	BancFirst Corp.	299,957	28,709
	Two Harbors Investment Corp.	5,730,377	28,537
	Trustmark Corp.	921,172	26,889
	Horace Mann Educators Corp.	689,508	26,463
	Hope Bancorp Inc.	1,904,585	26,359
	Northwest Bancshares Inc.	2,015,589	25,800
	Renasant Corp.	884,070	25,470
	NBT Bancorp Inc.	677,254	25,458
	Eagle Bancorp Inc.	534,018	25,318
	Provident Financial Services Inc.	1,130,349	25,162
*	Cannae Holdings Inc.	1,271,908	24,599
	Apollo Commercial Real Estate Finance Inc.	2,339,314	24,422
	Westamerica Bancorp	425,139	23,663
*	PRA Group Inc.	632,839	23,010
	Safety Insurance Group Inc.	234,400	22,760
*	Encore Capital Group Inc.	383,651	22,164
	Ameris Bancorp	548,947	22,057
[1]	Hilltop Holdings Inc.	810,161	21,599
	Argo Group International Holdings Ltd.	581,457	21,432
	ProAssurance Corp.	904,631	21,376
[1]	Compass Diversified Holdings	992,311	21,255
	PennyMac Mortgage Investment Trust	1,528,562	21,140
	Mercury General Corp.	463,504	20,533
	OFG Bancorp	808,269	20,530
	Capitol Federal Financial Inc.	2,204,416	20,237
	Virtus Investment Partners Inc.	118,025	20,185
	Ladder Capital Corp.	1,902,842	20,056
	First Commonwealth Financial Corp.	1,489,283	19,986
	PennyMac Financial Services Inc.	455,831	19,924
*	LendingClub Corp.	1,699,184	19,863
	City Holding Co.	238,090	19,019
[1]	Franklin BSP Realty Trust Inc.	1,391,592	18,759
	MFA Financial Inc.	1,720,007	18,490
	BGC Partners Inc. Class A	5,463,552	18,412
	Employers Holdings Inc.	438,626	18,374
		Shares	Market Value• ($000)
	National Bank Holdings Corp. Class A	474,050	18,142
	iStar Inc.	1,307,085	17,920
	Berkshire Hills Bancorp Inc.	713,105	17,664
	S&T Bancorp Inc.	624,322	17,125
	Brookline Bancorp Inc.	1,230,767	16,381
	Redwood Trust Inc.	2,012,396	15,516
	KKR Real Estate Finance Trust Inc.	827,876	14,446
*	Columbia Financial Inc.	657,458	14,339
	Broadmark Realty Capital Inc.	2,093,238	14,046
	Tompkins Financial Corp.	194,556	14,027
*	Blucora Inc.	751,715	13,877
[1]	Claros Mortgage Trust Inc.	819,077	13,720
	United Fire Group Inc.	400,038	13,693
	Nelnet Inc. Class A	158,160	13,483
	Heartland Financial USA Inc.	301,537	12,526
[1]	ARMOUR Residential REIT Inc.	1,728,267	12,167
	Kearny Financial Corp.	1,061,556	11,794
	Enact Holdings Inc.	545,597	11,719
	WisdomTree Investments Inc.	2,088,856	10,590
	Northfield Bancorp Inc.	736,914	9,602
	Central Pacific Financial Corp.	437,127	9,376
	TPG RE Finance Trust Inc.	1,030,426	9,284
*	Ambac Financial Group Inc.	754,222	8,560
[1]	Invesco Mortgage Capital Inc.	554,025	8,133
*	SiriusPoint Ltd.	1,493,846	8,097
*	World Acceptance Corp.	71,428	8,017
	TPG Inc. Class A	326,259	7,801
	BrightSpire Capital Inc. Class A	987,561	7,456
	National Western Life Group Inc. Class A	31,743	6,434
	Victory Capital Holdings Inc. Class A	229,749	5,537
[1]	UWM Holdings Corp. Class A	1,394,854	4,938
	Granite Point Mortgage Trust Inc.	451,737	4,323
	GCM Grosvenor Inc. Class A	614,976	4,213
*	AssetMark Financial Holdings Inc.	184,884	3,470
*,1	Bakkt Holdings Inc.	945,682	1,986
*,1	Hagerty Inc. Class A	106,561	1,224

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Associated Capital Group Inc. Class A	28,075	1,006
	loanDepot Inc. Class A	629,291	906
			9,451,259
Health Care (5.3%)
*	Molina Healthcare Inc.	979,347	273,835
*	United Therapeutics Corp.	755,629	178,056
*	Jazz Pharmaceuticals plc	987,618	154,078
	Organon & Co.	4,231,284	142,806
*	Envista Holdings Corp.	2,714,244	104,607
*	Acadia Healthcare Co. Inc.	1,510,938	102,185
*	Tenet Healthcare Corp.	1,798,447	94,526
	Encompass Health Corp.	1,665,974	93,378
	Perrigo Co. plc	2,242,008	90,958
	Premier Inc. Class A	1,867,917	66,647
*	Mirati Therapeutics Inc.	832,391	55,878
*	Turning Point Therapeutics Inc.	703,427	52,933
*	Prestige Consumer Healthcare Inc.	837,504	49,245
*	Karuna Therapeutics Inc.	373,116	47,203
	Patterson Cos. Inc.	1,463,969	44,358
*	Enovis Corp.	765,322	42,093
	Select Medical Holdings Corp.	1,740,983	41,122
*	Integer Holdings Corp.	551,621	38,978
	Owens & Minor Inc.	1,204,747	37,889
*	agilon health Inc.	1,693,877	36,977
*	Multiplan Corp.	5,856,340	32,151
*	Pediatrix Medical Group Inc.	1,453,357	30,535
*	Iovance Biotherapeutics Inc.	2,352,364	25,970
*,1	Novavax Inc.	500,304	25,731
*	Myriad Genetics Inc.	1,275,271	23,172
*	Meridian Bioscience Inc.	724,497	22,039
*	Avanos Medical Inc.	786,464	21,502
	Healthcare Services Group Inc.	1,230,524	21,423
*	Axsome Therapeutics Inc.	488,718	18,718
*	Pacific Biosciences of California Inc.	3,725,138	16,465
	National HealthCare Corp.	233,201	16,301
*	NextGen Healthcare Inc.	899,263	15,683
*	Madrigal Pharmaceuticals Inc.	215,462	15,423
*	Varex Imaging Corp.	665,236	14,229
*	Reata Pharmaceuticals Inc. Class A	444,388	13,505
		Shares	Market Value• ($000)
*	Brookdale Senior Living Inc.	2,969,705	13,483
*	Bridgebio Pharma Inc.	1,430,478	12,989
*	Supernus Pharmaceuticals Inc.	424,816	12,286
*	Embecta Corp.	483,745	12,249
*	Ligand Pharmaceuticals Inc.	134,172	11,971
*	Emergent BioSolutions Inc.	378,783	11,758
*	Agios Pharmaceuticals Inc.	457,747	10,148
*	OPKO Health Inc.	3,876,263	9,807
*	NGM Biopharmaceuticals Inc.	597,342	7,658
*	Orthofix Medical Inc.	311,549	7,334
*	Amneal Pharmaceuticals Inc.	2,259,941	7,187
	Phibro Animal Health Corp. Class A	341,346	6,530
*	Day One Biopharmaceuticals Inc.	363,257	6,502
*	Cano Health Inc.	1,391,638	6,095
*	Stoke Therapeutics Inc.	360,964	4,768
*	Natus Medical Inc.	145,384	4,764
*	Kiniksa Pharmaceuticals Ltd. Class A	487,861	4,727
*	Kymera Therapeutics Inc.	238,082	4,688
*	Atea Pharmaceuticals Inc.	627,170	4,453
*,1	23andMe Holding Co.	1,694,552	4,203
*	Cullinan Oncology Inc.	262,586	3,366
*	Immunovant Inc.	691,109	2,695
*,1	Nuvalent Inc. Class A	161,491	2,190
*	ALX Oncology Holdings Inc.	153,186	1,239
*	Allovir Inc.	246,414	961
*,1	P3 Health Partners Inc.	245,474	913
*	Aveanna Healthcare Holdings Inc.	387,089	875
*	Endo International plc	1,870,001	871
*	Adagio Therapeutics Inc.	229,566	753
*	Praxis Precision Medicines Inc.	304,896	747
*,1	Bright Green Corp.	332,785	739
*,1,2	Zogenix Inc. CVR	265,295	531
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
			2,240,079
Industrials (20.4%)
	Quanta Services Inc.	2,397,729	300,531
	IDEX Corp.	1,266,961	230,118
	Carlisle Cos. Inc.	862,304	205,754

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Booz Allen Hamilton Holding Corp.	2,205,272	199,268
	Howmet Aerospace Inc.	6,275,996	197,380
	RPM International Inc.	2,160,375	170,065
*	Builders FirstSource Inc.	2,883,253	154,831
	AECOM	2,353,293	153,482
	Huntington Ingalls Industries Inc.	668,240	145,556
	Allegion plc	1,465,014	143,425
	Sealed Air Corp.	2,437,677	140,703
	Robert Half International Inc.	1,751,985	131,206
	Regal Rexnord Corp.	1,118,220	126,940
	Pentair plc	2,760,529	126,349
	Tetra Tech Inc.	895,809	122,323
	Owens Corning	1,619,919	120,376
	Knight-Swift Transportation Holdings Inc. Class A	2,593,185	120,039
	Lincoln Electric Holdings Inc.	969,866	119,643
	AptarGroup Inc.	1,094,432	112,956
	Sensata Technologies Holding plc	2,619,874	108,227
	Western Union Co.	6,443,745	106,128
	Graphic Packaging Holding Co.	5,146,508	105,503
*	FTI Consulting Inc.	575,509	104,081
	Donaldson Co. Inc.	2,062,907	99,308
	AGCO Corp.	995,419	98,248
	ITT Inc.	1,394,431	93,762
	Sonoco Products Co.	1,625,394	92,712
	MDU Resources Group Inc.	3,395,421	91,642
*	WESCO International Inc.	846,781	90,690
	Oshkosh Corp.	1,098,597	90,239
	Acuity Brands Inc.	577,265	88,922
*	XPO Logistics Inc.	1,825,081	87,896
	EMCOR Group Inc.	852,587	87,782
	nVent Electric plc	2,776,784	86,997
	Brunswick Corp.	1,262,077	82,515
*	Axalta Coating Systems Ltd.	3,697,270	81,747
	Hubbell Inc. Class B	447,986	80,001
	Valmont Industries Inc.	355,221	79,793
	MSA Safety Inc.	622,700	75,390
	Louisiana-Pacific Corp.	1,368,714	71,734
*	MasTec Inc.	948,797	67,991
	ManpowerGroup Inc.	879,067	67,169
	Crane Holdings Co.	747,498	65,451
	Allison Transmission Holdings Inc.	1,621,416	62,343
	Flowserve Corp.	2,177,036	62,329
	Vontier Corp.	2,689,702	61,836
	Applied Industrial Technologies Inc.	642,039	61,745
		Shares	Market Value• ($000)
*	Kirby Corp.	1,005,067	61,148
*	Atkore Inc.	718,487	59,642
	Air Lease Corp. Class A	1,755,306	58,680
*	Marqeta Inc. Class A	7,212,345	58,492
*	Fluor Corp.	2,366,893	57,610
	Ryder System Inc.	809,635	57,533
	Silgan Holdings Inc.	1,385,548	57,292
*	Middleby Corp.	453,269	56,822
	Triton International Ltd.	1,070,504	56,362
	MSC Industrial Direct Co. Inc. Class A	747,743	56,163
	Watts Water Technologies Inc. Class A	457,168	56,159
	GATX Corp.	594,479	55,976
*	Mohawk Industries Inc.	450,107	55,854
	Zurn Elkay Water Solutions Corp.	1,994,328	54,325
	HB Fuller Co.	884,336	53,246
	Korn Ferry	898,331	52,121
	Spirit AeroSystems Holdings Inc. Class A	1,751,737	51,326
*	API Group Corp.	3,302,974	49,446
	Matson Inc.	675,807	49,253
	ABM Industries Inc.	1,114,513	48,392
	Brink's Co.	783,684	47,577
*	Resideo Technologies Inc.	2,426,176	47,116
*	Beacon Roofing Supply Inc.	916,779	47,086
*	Allegheny Technologies Inc.	2,069,172	46,991
	Otter Tail Corp.	693,732	46,570
*	Summit Materials Inc. Class A	1,967,047	45,813
	Woodward Inc.	480,108	44,405
	Hillenbrand Inc.	1,075,858	44,067
	EVERTEC Inc.	1,193,852	44,029
	ManTech International Corp. Class A	459,296	43,840
	UniFirst Corp.	252,983	43,559
*	Meritor Inc.	1,181,440	42,922
	Albany International Corp. Class A	525,109	41,373
	EnerSys	677,215	39,929
	Esab Corp.	900,584	39,401
	Belden Inc.	737,507	39,287
	Moog Inc. Class A	483,454	38,381
*	SPX Corp.	723,932	38,253
	Altra Industrial Motion Corp.	1,084,234	38,219
*	Hub Group Inc. Class A	538,457	38,198
	Werner Enterprises Inc.	976,175	37,622
*	O-I Glass Inc.	2,603,389	36,447
	Brady Corp. Class A	761,040	35,952
	Trinity Industries Inc.	1,389,299	33,649

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Encore Wire Corp.	312,338	32,458
	Kennametal Inc.	1,377,786	32,006
*	Alight Inc. Class A	4,651,153	31,395
	McGrath RentCorp	405,664	30,830
	Maxar Technologies Inc.	1,166,698	30,439
*	GMS Inc.	680,887	30,299
	Terex Corp.	1,097,132	30,028
	ESCO Technologies Inc.	430,485	29,432
	Bread Financial Holdings Inc.	787,930	29,201
	EnPro Industries Inc.	347,817	28,497
*	Atlas Air Worldwide Holdings Inc.	446,045	27,525
	ArcBest Corp.	387,345	27,257
	Greif Inc. Class A	421,365	26,285
	Barnes Group Inc.	801,874	24,970
	Comfort Systems USA Inc.	299,298	24,887
	Griffon Corp.	853,863	23,934
*	AAR Corp.	556,223	23,272
*	Huron Consulting Group Inc.	353,524	22,976
*	CoreCivic Inc.	2,032,012	22,576
	Granite Construction Inc.	754,377	21,983
*	Dycom Industries Inc.	235,582	21,919
	ADT Inc.	3,545,261	21,803
*	OSI Systems Inc.	255,063	21,793
	TTEC Holdings Inc.	312,549	21,219
*	Gates Industrial Corp. plc	1,941,628	20,989
*	JELD-WEN Holding Inc.	1,385,615	20,216
	Kforce Inc.	322,242	19,766
	TriMas Corp.	711,306	19,696
	Primoris Services Corp.	886,378	19,288
*	Green Dot Corp. Class A	765,150	19,213
	Greenbrier Cos. Inc.	514,420	18,514
*,1	Joby Aviation Inc.	3,525,424	17,310
	Standex International Corp.	202,118	17,136
	AZZ Inc.	391,868	15,996
	Deluxe Corp.	722,210	15,650
*,1	Proterra Inc.	3,335,692	15,478
	Astec Industries Inc.	378,975	15,455
	H&E Equipment Services Inc.	514,671	14,910
*	Rocket Lab USA Inc.	3,886,003	14,728
	Kaman Corp.	468,233	14,632
	Apogee Enterprises Inc.	371,662	14,577
	Schneider National Inc. Class B	635,448	14,221
*	Cornerstone Building Brands Inc.	533,393	13,063
	Quanex Building Products Corp.	558,989	12,717
		Shares	Market Value• ($000)
*,1	AvidXchange Holdings Inc.	1,987,735	12,205
*	ZipRecruiter Inc. Class A	805,116	11,932
*	Conduent Inc.	2,681,776	11,585
*	First Advantage Corp.	887,965	11,251
	Heartland Express Inc.	792,909	11,029
	Wabash National Corp.	778,232	10,568
	Kelly Services Inc. Class A	520,768	10,327
	Enerpac Tool Group Corp. Class A	506,541	9,634
*	TrueBlue Inc.	529,239	9,473
	Pitney Bowes Inc.	2,613,545	9,461
	International Seaways Inc.	415,782	8,815
*	BrightView Holdings Inc.	700,687	8,408
*,1	Enovix Corp.	919,442	8,192
*	Payoneer Global Inc.	2,012,940	7,891
	Kronos Worldwide Inc.	387,969	7,139
*	Triumph Group Inc.	514,731	6,841
	REV Group Inc.	577,052	6,273
*	American Woodmark Corp.	139,100	6,261
*	Tutor Perini Corp.	686,366	6,026
	Pactiv Evergreen Inc.	597,779	5,954
	National Presto Industries Inc.	88,522	5,811
*,1	Mirion Technologies Inc.	918,908	5,293
*	Advantage Solutions Inc.	1,333,814	5,068
	Gorman-Rupp Co.	175,402	4,964
	Hyster-Yale Materials Handling Inc.	153,790	4,955
	Greif Inc. Class B	72,950	4,544
*	Thermon Group Holdings Inc.	265,426	3,729
*	Vivint Smart Home Inc.	889,858	3,097
*,1	Microvast Holdings Inc.	1,267,114	2,813
*	CIRCOR International Inc.	169,560	2,779
*,1	Velodyne Lidar Inc.	1,218,796	1,164
			8,673,675
Real Estate (9.6%)
	Kimco Realty Corp.	10,309,461	203,818
	Gaming & Leisure Properties Inc.	3,923,839	179,947
	Life Storage Inc.	1,407,666	157,180
	Medical Properties Trust Inc.	10,014,457	152,921
*	Jones Lang LaSalle Inc.	815,398	142,580
	Federal Realty OP LP	1,325,557	126,909
	National Retail Properties Inc.	2,936,936	126,288
	Omega Healthcare Investors Inc.	3,926,716	110,694

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Apartment Income REIT Corp. Class A	2,616,040	108,827
	EastGroup Properties Inc.	695,728	107,372
	First Industrial Realty Trust Inc.	2,200,383	104,474
	Brixmor Property Group Inc.	5,000,856	101,067
	Rayonier Inc.	2,438,730	91,160
	Agree Realty Corp.	1,253,523	90,417
	Regency Centers Corp.	1,436,782	85,216
	Vornado Realty Trust	2,876,635	82,243
	Cousins Properties Inc.	2,480,647	72,509
	Healthcare Realty Trust Inc.	2,527,268	68,742
	Physicians Realty Trust	3,763,831	65,679
	Lamar Advertising Co. Class A	725,714	63,841
	Douglas Emmett Inc.	2,784,241	62,311
	Highwoods Properties Inc.	1,753,828	59,963
	EPR Properties	1,251,866	58,750
	STORE Capital Corp.	2,222,998	57,976
	Sabra Health Care REIT Inc.	3,859,188	53,913
	Apple Hospitality REIT Inc.	3,631,858	53,279
	LXP Industrial Trust	4,780,077	51,338
	Kilroy Realty Corp.	972,912	50,912
	SL Green Realty Corp.	1,069,140	49,341
*	Equity Commonwealth	1,787,259	49,203
	Corporate Office Properties Trust	1,877,140	49,162
	JBG SMITH Properties	2,059,928	48,697
*	DigitalBridge Group Inc.	9,950,970	48,561
	PotlatchDeltic Corp.	1,098,684	48,551
	Park Hotels & Resorts Inc.	3,500,220	47,498
	National Health Investors Inc.	726,284	44,020
	Outfront Media Inc.	2,462,972	41,747
	SITE Centers Corp.	3,030,185	40,817
*	Cushman & Wakefield plc	2,632,809	40,124
	Kennedy-Wilson Holdings Inc.	1,952,949	36,989
*	Sunstone Hotel Investors Inc.	3,587,328	35,586
	Hudson Pacific Properties Inc.	2,291,159	34,001
[1]	Phillips Edison & Co. Inc.	948,181	31,679
	Washington REIT	1,456,904	31,047
	Retail Opportunity Investments Corp.	1,966,129	31,026
	Macerich Co.	3,397,573	29,593
		Shares	Market Value• ($000)
*	DiamondRock Hospitality Co.	3,512,928	28,841
	Urban Edge Properties	1,857,907	28,259
*	Xenia Hotels & Resorts Inc.	1,904,350	27,670
	Brandywine Realty Trust	2,853,876	27,511
	InvenTrust Properties Corp.	1,066,351	27,501
	Piedmont Office Realty Trust Inc. Class A	2,053,442	26,941
	LTC Properties Inc.	656,835	25,216
	Acadia Realty Trust	1,579,318	24,669
	Global Net Lease Inc.	1,734,483	24,560
	Newmark Group Inc. Class A	2,445,145	23,645
	Tanger Factory Outlet Centers Inc.	1,650,038	23,464
	American Assets Trust Inc.	754,887	22,420
	Alexander & Baldwin Inc.	1,208,632	21,695
	Centerspace	255,399	20,828
	Empire State Realty Trust Inc. Class A	2,794,718	19,647
*	Anywhere Real Estate Inc.	1,881,118	18,491
	Pebblebrook Hotel Trust	1,091,519	18,086
	Getty Realty Corp.	661,011	17,517
*	Veris Residential Inc.	1,284,818	17,011
*	Apartment Investment & Management Co. Class A	2,558,136	16,372
	Necessity Retail REIT Inc. Class A	2,227,811	16,218
	Office Properties Income Trust	808,784	16,135
	Industrial Logistics Properties Trust	1,097,949	15,459
*,1	Compass Inc. Class A	4,270,885	15,418
	CareTrust REIT Inc.	815,222	15,033
	Service Properties Trust	2,776,160	14,519
	RPT Realty	1,424,379	14,002
*	GEO Group Inc.	1,953,774	12,895
*,1	WeWork Inc.	2,363,433	11,864
	Saul Centers Inc.	219,201	10,327
	RMR Group Inc. Class A	260,041	7,372
	Diversified Healthcare Trust	4,001,426	7,283
	Bridge Investment Group Holdings Inc. Class A	462,824	6,729
	Franklin Street Properties Corp.	1,548,380	6,457
*	Summit Hotel Properties Inc.	850,291	6,182
	Douglas Elliman Inc.	1,088,061	5,212

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Urstadt Biddle Properties Inc. Class A	252,059	4,083
*	Forestar Group Inc.	283,694	3,884
	Alexander's Inc.	16,994	3,775
*	Seritage Growth Properties Class A	292,286	1,523
	Urstadt Biddle Properties Inc.	22,797	395
*,2	Spirit MTA REIT	334,911	90
			4,083,167
Technology (6.2%)
*	Arrow Electronics Inc.	1,118,739	125,399
*	DXC Technology Co.	4,080,175	123,670
	Leidos Holdings Inc.	1,140,645	114,874
	KBR Inc.	2,329,371	112,718
*	CACI International Inc. Class A	390,815	110,124
	Jabil Inc.	2,121,523	108,643
	CDK Global Inc.	1,944,863	106,520
	Concentrix Corp.	700,619	95,032
*	Change Healthcare Inc.	3,905,099	90,052
	Science Applications International Corp.	932,101	86,779
*	Synaptics Inc.	660,089	77,924
*	F5 Inc.	503,869	77,112
*	SentinelOne Inc. Class A	3,125,022	72,907
	Avnet Inc.	1,628,533	69,831
*	Cirrus Logic Inc.	935,453	67,858
	TD SYNNEX Corp.	720,837	65,668
*	NCR Corp.	2,048,676	63,734
*	Teradata Corp.	1,657,277	61,336
*	Dun & Bradstreet Holdings Inc.	3,978,972	59,804
*	Insight Enterprises Inc.	585,812	50,544
*	Verint Systems Inc.	1,077,782	45,644
*	NetScout Systems Inc.	1,173,587	39,726
*	Rambus Inc.	1,837,660	39,491
*	Sanmina Corp.	963,547	39,245
	Vishay Intertechnology Inc.	2,199,151	39,189
*	Covetrus Inc.	1,743,499	36,178
*	Plexus Corp.	438,983	34,460
	Progress Software Corp.	730,119	33,074
*	Kyndryl Holdings Inc.	3,367,578	32,935
	Amkor Technology Inc.	1,836,006	31,120
	CSG Systems International Inc.	513,383	30,639
*	Super Micro Computer Inc.	734,524	29,638
*	Ziff Davis Inc.	374,011	27,875
*	Allscripts Healthcare Solutions Inc.	1,835,495	27,220
	Xerox Holdings Corp.	1,806,276	26,823
*	Blackbaud Inc.	440,632	25,587
*	Parsons Corp.	604,126	24,419
		Shares	Market Value• ($000)
	Xperi Holding Corp.	1,643,279	23,713
*	CCC Intelligent Solutions Holdings Inc.	2,555,977	23,515
*	Allegro MicroSystems Inc.	1,119,109	23,154
*,1	C3.ai Inc. Class A	1,197,086	21,859
	Methode Electronics Inc.	583,591	21,616
*	TTM Technologies Inc.	1,522,819	19,035
*,1	Squarespace Inc. Class A	836,311	17,496
*	Cerence Inc.	626,711	15,812
*	Olo Inc. Class A	1,450,083	14,312
*	ScanSource Inc.	422,527	13,157
*	Unisys Corp.	1,072,773	12,905
	Benchmark Electronics Inc.	558,949	12,610
*	Informatica Inc. Class A	593,115	12,319
*	Amplitude Inc. Class A	750,364	10,723
*,1	Expensify Inc. Class A	512,854	9,124
*,1	Rackspace Technology Inc.	1,058,527	7,590
*,1	Samsara Inc. Class A	645,562	7,211
	SolarWinds Corp.	673,551	6,904
*	Couchbase Inc.	410,879	6,747
*	N-able Inc.	523,516	4,712
*	AvePoint Inc.	1,072,961	4,657
*,1	SmartRent Inc. Class A	817,769	3,696
*,1	Groupon Inc.	326,078	3,685
	Ebix Inc.	207,906	3,514
*	Avaya Holdings Corp.	1,355,138	3,036
[1]	Vivid Seats Inc. Class A	398,135	2,974
*	Vertex Inc. Class A	249,752	2,830
*	Nextdoor Holdings Inc.	830,210	2,748
*,1	WM Technology Inc.	576,670	1,897
*	Planet Labs PBC	303,422	1,314
*	Loyalty Ventures Inc.	165,093	589
*	BuzzFeed Inc.	217,527	335
			2,619,581
Telecommunications (1.2%)
*	Frontier Communications Parent Inc.	4,088,818	96,251
	Juniper Networks Inc.	2,698,582	76,910
*	Iridium Communications Inc.	1,919,243	72,087
*	Viavi Solutions Inc.	3,796,123	50,223
*	Vonage Holdings Corp.	2,138,387	40,287
*	Altice USA Inc. Class A	3,602,616	33,324
	InterDigital Inc.	513,719	31,234
*	Plantronics Inc.	681,857	27,056
	Telephone & Data Systems Inc.	1,696,903	26,794
*	CommScope Holding Co. Inc.	3,275,411	20,045

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Shenandoah Telecommunications Co.	790,337	17,545
*	EchoStar Corp. Class A	592,309	11,432
*	NETGEAR Inc.	457,733	8,477
*	United States Cellular Corp.	264,092	7,648
*,1	fuboTV Inc.	2,790,113	6,892
	ADTRAN Inc.	390,599	6,847
			533,052
Utilities (5.6%)
	Atmos Energy Corp.	2,318,559	259,911
	Essential Utilities Inc.	3,934,695	180,406
	Constellation Energy Corp.	2,725,871	156,083
	NRG Energy Inc.	3,958,973	151,114
	Pinnacle West Capital Corp.	1,885,637	137,878
	UGI Corp.	3,503,719	135,279
	OGE Energy Corp.	3,341,960	128,866
	National Fuel Gas Co.	1,526,586	100,831
	Southwest Gas Holdings Inc.	1,047,117	91,183
	IDACORP Inc.	844,129	89,410
	Black Hills Corp.	1,080,794	78,649
	ONE Gas Inc.	901,383	73,183
	Portland General Electric Co.	1,487,293	71,881
	New Jersey Resources Corp.	1,602,682	71,367
	Hawaiian Electric Industries Inc.	1,732,646	70,865
	South Jersey Industries Inc.	2,044,876	69,812
	PNM Resources Inc.	1,433,781	68,506
*	Stericycle Inc.	1,534,659	67,295
	Spire Inc.	825,426	61,387
	ALLETE Inc.	941,788	55,358
	NorthWestern Corp.	902,718	53,197
	Avista Corp.	1,207,998	52,560
		Shares	Market Value• ($000)
	American States Water Co.	616,127	50,221
	MGE Energy Inc.	602,677	46,906
	Northwest Natural Holding Co.	570,718	30,305
	California Water Service Group	447,142	24,839
*	Harsco Corp.	1,330,159	9,458
*,1	Excelerate Energy Inc. Class A	153,887	3,065
*,1	NuScale Power Corp.	123,330	1,232
			2,391,047
Total Common Stocks (Cost $37,273,805)			42,368,160
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 1.417% (Cost $451,547)	4,516,839	451,548
Total Investments (100.9%) (Cost $37,725,352)			42,819,708
Other Assets and Liabilities—Net (-0.9%)			(370,511)
Net Assets (100%)			42,449,197
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $368,354,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $394,276,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	820	70,028	(1,131)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bridgebio Pharma Inc.	8/31/22	BANA	2,049	(1.330)	673	—
Novavax Inc.	1/31/23	GSI	6,185	(1.633)	1,527	—
Popular Inc.	8/31/22	BANA	9,805	(1.634)	—	(526)
SunPower Corp.	1/31/23	GSI	6,834	(1.554)	—	(625)
					2,200	(1,151)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $749,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $37,273,805)	42,368,160
Affiliated Issuers (Cost $451,547)	451,548
Total Investments in Securities	42,819,708
Investment in Vanguard	1,700
Cash Collateral Pledged—Futures Contracts	3,530
Receivables for Investment Securities Sold	37,385
Receivables for Accrued Income	57,160
Receivables for Capital Shares Issued	9,779
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,200
Total Assets	42,931,462
Liabilities
Due to Custodian	31,676
Payables for Investment Securities Purchased	37,487
Collateral for Securities on Loan	394,276
Payables for Capital Shares Redeemed	16,051
Payables to Vanguard	1,223
Variation Margin Payable—Futures Contracts	401
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,151
Total Liabilities	482,265
Net Assets	42,449,197
1 Includes $368,354 of securities on loan.

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,564,054
Total Distributable Earnings (Loss)	3,885,143
Net Assets	42,449,197

Investor Shares—Net Assets
Applicable to 4,186,015 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	150,398
Net Asset Value Per Share—Investor Shares	$35.93

ETF Shares—Net Assets
Applicable to 146,337,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,925,644
Net Asset Value Per Share—ETF Shares	$149.83

Admiral Shares—Net Assets
Applicable to 254,074,879 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,357,274
Net Asset Value Per Share—Admiral Shares	$64.38

Institutional Shares—Net Assets
Applicable to 111,597,720 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,015,881
Net Asset Value Per Share—Institutional Shares	$35.99
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	389,439
Interest[2]	71
Securities Lending—Net	3,577
Total Income	393,087
Expenses
The Vanguard Group—Note B
Investment Advisory Services	805
Management and Administrative—Investor Shares	159
Management and Administrative—ETF Shares	7,444
Management and Administrative—Admiral Shares	5,457
Management and Administrative—Institutional Shares	1,134
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	396
Marketing and Distribution—Admiral Shares	392
Marketing and Distribution—Institutional Shares	77
Custodian Fees	283
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	421
Shareholders’ Reports—Admiral Shares	106
Shareholders’ Reports—Institutional Shares	35
Trustees’ Fees and Expenses	12
Other Expenses	8
Total Expenses	16,736
Expenses Paid Indirectly	(2)
Net Expenses	16,734
Net Investment Income	376,353
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,754,527
Futures Contracts	(14,314)
Swap Contracts	(30,968)
Realized Net Gain (Loss)	1,709,245

Small-Cap Value Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(9,958,012)
Futures Contracts	(1,083)
Swap Contracts	13,604
Change in Unrealized Appreciation (Depreciation)	(9,945,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,859,893)
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,000, ($28,000), and ($30,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,391,511,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	376,353	869,598
Realized Net Gain (Loss)	1,709,245	2,618,650
Change in Unrealized Appreciation (Depreciation)	(9,945,491)	7,023,947
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,859,893)	10,512,195
Distributions
Investor Shares	(1,277)	(4,230)
ETF Shares	(198,012)	(452,167)
Admiral Shares	(145,424)	(333,221)
Institutional Shares	(36,109)	(82,438)
Total Distributions	(380,822)	(872,056)
Capital Share Transactions
Investor Shares	(27,612)	(85,331)
ETF Shares	(638,169)	4,135,700
Admiral Shares	203,709	1,226,583
Institutional Shares	50,483	25,431
Net Increase (Decrease) from Capital Share Transactions	(411,589)	5,302,383
Total Increase (Decrease)	(8,652,304)	14,942,522
Net Assets
Beginning of Period	51,101,501	36,158,979
End of Period	42,449,197	51,101,501
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.87	$34.08	$32.86	$27.35	$31.82	$29.00
Investment Operations
Net Investment Income[1]	.286	.724	.550	.543	.603	.534
Net Realized and Unrealized Gain (Loss) on Investments	(6.930)	8.767	1.208	5.608	(4.471)	2.820
Total from Investment Operations	(6.644)	9.491	1.758	6.151	(3.868)	3.354
Distributions
Dividends from Net Investment Income	(.296)	(.701)	(.538)	(.641)	(.602)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.296)	(.701)	(.538)	(.641)	(.602)	(.534)
Net Asset Value, End of Period	$35.93	$42.87	$34.08	$32.86	$27.35	$31.82
Total Return[2]	-15.54%	27.96%	5.72%	22.61%	-12.34%	11.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150	$208	$234	$255	$1,501	$2,060
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.78%	1.98%	1.76%	1.92%	1.82%
Portfolio Turnover Rate[4]	6%	16%	26%	19%	18%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$178.77	$142.13	$137.05	$114.05	$132.71	$120.95
Investment Operations
Net Investment Income[1]	1.314	3.131	2.584	2.840	2.720	2.427
Net Realized and Unrealized Gain (Loss) on Investments	(28.916)	36.640	4.884	22.984	(18.702)	11.709
Total from Investment Operations	(27.602)	39.771	7.468	25.824	(15.982)	14.136
Distributions
Dividends from Net Investment Income	(1.338)	(3.131)	(2.388)	(2.824)	(2.678)	(2.376)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.338)	(3.131)	(2.388)	(2.824)	(2.678)	(2.376)
Net Asset Value, End of Period	$149.83	$178.77	$142.13	$137.05	$114.05	$132.71
Total Return	-15.48%	28.07%	5.82%	22.76%	-12.22%	11.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,926	$26,854	$17,837	$14,808	$11,560	$12,650
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.84%	2.23%	2.19%	2.04%	1.94%
Portfolio Turnover Rate[3]	6%	16%	26%	19%	18%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$76.81	$61.07	$58.89	$49.01	$57.02	$51.97
Investment Operations
Net Investment Income[1]	.562	1.381	1.058	1.230	1.165	1.039
Net Realized and Unrealized Gain (Loss) on Investments	(12.417)	15.704	2.148	9.863	(8.024)	5.032
Total from Investment Operations	(11.855)	17.085	3.206	11.093	(6.859)	6.071
Distributions
Dividends from Net Investment Income	(.575)	(1.345)	(1.026)	(1.213)	(1.151)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.575)	(1.345)	(1.026)	(1.213)	(1.151)	(1.021)
Net Asset Value, End of Period	$64.38	$76.81	$61.07	$58.89	$49.01	$57.02
Total Return[2]	-15.48%	28.09%	5.85%	22.76%	-12.23%	11.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,357	$19,307	$14,314	$13,907	$10,167	$11,278
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.89%	2.13%	2.21%	2.04%	1.94%
Portfolio Turnover Rate[4]	6%	16%	26%	19%	18%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.94	$34.14	$32.92	$27.39	$31.87	$29.05
Investment Operations
Net Investment Income[1]	.317	.781	.597	.684	.651	.587
Net Realized and Unrealized Gain (Loss) on Investments	(6.944)	8.775	1.199	5.527	(4.485)	2.808
Total from Investment Operations	(6.627)	9.556	1.796	6.211	(3.834)	3.395
Distributions
Dividends from Net Investment Income	(.323)	(.756)	(.576)	(.681)	(.646)	(.575)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.323)	(.756)	(.576)	(.681)	(.646)	(.575)
Net Asset Value, End of Period	$35.99	$42.94	$34.14	$32.92	$27.39	$31.87
Total Return	-15.48%	28.11%	5.86%	22.81%	-12.23%	11.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,016	$4,733	$3,774	$3,632	$3,077	$3,649
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.91%	2.14%	2.20%	2.05%	1.95%
Portfolio Turnover Rate[3]	6%	16%	26%	19%	18%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Value Index Fund
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Small-Cap Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,700,000, representing less than 0.01% of the fund’s net assets and 0.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,367,539	—	621	42,368,160
Temporary Cash Investments	451,548	—	—	451,548
Total	42,819,087	—	621	42,819,708

Derivative Financial Instruments
Assets
Swap Contracts	—	2,200	—	2,200
Liabilities
Futures Contracts[1]	1,131	—	—	1,131
Swap Contracts	—	1,151	—	1,151
Total	1,131	1,151	—	2,282
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,804,661
Gross Unrealized Appreciation	9,784,466
Gross Unrealized Depreciation	(4,769,501)
Net Unrealized Appreciation (Depreciation)	5,014,965
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $2,897,288,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2022, the fund purchased $7,810,786,000 of investment securities and sold $8,065,306,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,306,654,000 and $4,946,114,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $568,279,000 and sales were $540,150,000,

Small-Cap Value Index Fund
resulting in net realized loss of $342,025,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,157	224	54,280	1,367
Issued in Lieu of Cash Distributions	1,277	33	4,230	104
Redeemed	(38,046)	(921)	(143,841)	(3,484)
Net Increase (Decrease)—Investor Shares	(27,612)	(664)	(85,331)	(2,013)
ETF Shares
Issued	4,658,421	28,423	7,328,388	43,317
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,296,590)	(32,300)	(3,192,688)	(18,600)
Net Increase (Decrease)—ETF Shares	(638,169)	(3,877)	4,135,700	24,717
Admiral Shares
Issued	1,622,178	22,249	4,310,954	59,661
Issued in Lieu of Cash Distributions	127,804	1,854	290,460	3,954
Redeemed	(1,546,273)	(21,369)	(3,374,831)	(46,666)
Net Increase (Decrease)—Admiral Shares	203,709	2,734	1,226,583	16,949
Institutional Shares
Issued	560,186	13,800	1,068,001	26,335
Issued in Lieu of Cash Distributions	34,157	887	77,051	1,876
Redeemed	(543,860)	(13,328)	(1,119,621)	(28,530)
Net Increase (Decrease)—Institutional Shares	50,483	1,359	25,431	(319)
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q482 082022

Semiannual Report  |  June 30, 2022
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
About Your Fund's Expenses	1
Extended Market Index Fund	3
Mid-Cap Index Fund	48
Mid-Cap Growth Index Fund	68
Mid-Cap Value Index Fund	82
Trustees Approve Advisory Arrangements	97
Liquidity Risk Management	98

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$718.70	$0.81
ETF Shares	1,000.00	719.20	0.26
Admiral™ Shares	1,000.00	719.20	0.26
Institutional Shares	1,000.00	719.20	0.21
Institutional Plus Shares	1,000.00	719.30	0.17
Institutional Select Shares	1,000.00	719.40	0.09
Mid-Cap Index Fund
Investor Shares	$1,000.00	$777.50	$0.75
ETF Shares	1,000.00	778.00	0.18
Admiral Shares	1,000.00	777.90	0.22
Institutional Shares	1,000.00	777.90	0.18
Institutional Plus Shares	1,000.00	778.00	0.13
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$690.70	$0.80
ETF Shares	1,000.00	691.10	0.29
Admiral Shares	1,000.00	691.00	0.29
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$869.30	$0.88
ETF Shares	1,000.00	869.80	0.32
Admiral Shares	1,000.00	869.80	0.32
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.70	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Extended Market Index Fund
Fund Allocation
As of June 30, 2022
Communication Services	3.7%
Consumer Discretionary	10.6
Consumer Staples	3.0
Energy	4.6
Financials	16.0
Health Care	13.4
Industrials	14.4
Information Technology	19.7
Materials	4.3
Other	0.0
Real Estate	7.7
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Communication Services (3.7%)
*	Liberty Broadband Corp. Class C	1,879,733	217,372
*	Snap Inc. Class A	14,637,403	192,189
*	Liberty Media Corp.-Liberty Formula One Class C	2,690,256	170,751
*	Pinterest Inc. Class A	7,683,628	139,535
*	ZoomInfo Technologies Inc. Class A	4,067,807	135,214
*	Roku Inc.	1,611,128	132,338
*	Liberty Global plc Class C	4,935,038	109,015
*,1	AMC Entertainment Holdings Inc. Class A	6,946,743	94,128
	Nexstar Media Group Inc. Class A	541,748	88,240
*	IAC/InterActiveCorp	1,127,680	85,670
	Cable One Inc.	65,673	84,674
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,124,735	76,597
*	Frontier Communications Parent Inc.	2,799,711	65,905
*	Iridium Communications Inc.	1,727,526	64,886
	New York Times Co. Class A	2,250,305	62,784
	TEGNA Inc.	2,947,582	61,811
[1]	Sirius XM Holdings Inc.	8,115,809	49,750
*	Ziff Davis Inc.	641,043	47,777
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,066,088	38,422
	Warner Music Group Corp. Class A	1,553,309	37,839
	World Wrestling Entertainment Inc. Class A	586,208	36,632
*	Madison Square Garden Sports Corp.	229,430	34,644
	Cogent Communications Holdings Inc.	562,648	34,186
*	Altice USA Inc. Class A	3,053,535	28,245
	John Wiley & Sons Inc. Class A	590,596	28,207
*	Bumble Inc. Class A	971,079	27,336
*	Liberty Global plc Class A	1,280,628	26,957
*	Cargurus Inc. Class A	1,160,660	24,943
*	Yelp Inc. Class A	897,360	24,920
*	TripAdvisor Inc.	1,328,136	23,641
*	TechTarget Inc.	353,949	23,262
*	Cinemark Holdings Inc.	1,423,338	21,379
	Telephone & Data Systems Inc.	1,305,896	20,620
	Gray Television Inc.	1,200,954	20,284
*	Liberty Media Corp.-Liberty Formula One Class A	347,370	20,137
*	Playtika Holding Corp.	1,383,802	18,322
*	Madison Square Garden Entertainment Corp.	341,038	17,945
*	Liberty Broadband Corp. Class A	144,598	16,419
	Scholastic Corp.	414,892	14,924
	Shenandoah Telecommunications Co.	667,438	14,817
*	Gogo Inc.	896,250	14,510
*	Lions Gate Entertainment Corp. Class B	1,636,798	14,453
*	Radius Global Infrastructure Inc.	941,711	14,371
*	Liberty Latin America Ltd. Class C	1,777,809	13,849
*	Magnite Inc.	1,535,293	13,633
*	WideOpenWest Inc.	705,213	12,842
*	Vimeo Inc.	2,104,607	12,670
	Sinclair Broadcast Group Inc. Class A	584,220	11,918
*	iHeartMedia Inc. Class A	1,466,089	11,567
*	AMC Networks Inc. Class A	395,142	11,507
*	Liberty Media Corp.-Liberty Braves Class C	465,517	11,172
*	Globalstar Inc.	8,873,742	10,915
*	Eventbrite Inc. Class A	1,023,993	10,516
*	Anterix Inc.	246,503	10,124
*	EchoStar Corp. Class A	520,312	10,042
*	Cardlytics Inc.	446,196	9,955
*	EW Scripps Co. Class A	775,311	9,668
*	PubMatic Inc. Class A	596,843	9,484
		Shares	Market Value• ($000)
*,1	Charge Enterprises Inc.	1,978,844	9,439
*	Cars.com Inc.	867,497	8,180
*	Lions Gate Entertainment Corp. Class A	815,797	7,595
*	Consolidated Communications Holdings Inc.	986,925	6,908
*	Liberty Latin America Ltd. Class A	879,551	6,861
*	Clear Channel Outdoor Holdings Inc.	6,384,120	6,831
*	QuinStreet Inc.	676,110	6,802
*,1	fuboTV Inc.	2,745,486	6,781
	ATN International Inc.	141,007	6,615
*,1	Starry Group Holdings Inc. Class A	1,493,239	6,152
*	IDT Corp. Class B	235,246	5,916
*	Bandwidth Inc. Class A	313,027	5,891
*	Gannett Co. Inc.	1,971,172	5,716
*	Stagwell Inc.	999,489	5,427
*	United States Cellular Corp.	183,457	5,313
*	Thryv Holdings Inc.	234,203	5,244
*	Advantage Solutions Inc.	1,360,664	5,171
*	Nextdoor Holdings Inc.	1,529,837	5,064
*	Boston Omaha Corp. Class A	231,795	4,787
*	Marcus Corp.	317,813	4,694
*,1	Playstudios Inc.	1,092,288	4,675
*	Angi Inc. Class A	1,020,572	4,674
*	Sciplay Corp. Class A	327,501	4,575
*,1	Skillz Inc. Class A	3,616,291	4,484
*,1	Liberty Media Corp.-Liberty Braves Class A	177,664	4,468
	Entravision Communications Corp. Class A	835,184	3,808
*	Ooma Inc.	300,626	3,559
*,1	AST SpaceMobile Inc.	546,884	3,434
*,1	Genius Brands International Inc.	3,944,268	2,986
*	Daily Journal Corp.	11,157	2,887
*	DHI Group Inc.	580,240	2,884
*	TrueCar Inc.	1,107,250	2,868
*	MediaAlpha Inc. Class A	279,154	2,750
*	Reservoir Media Inc.	380,922	2,484
*	EverQuote Inc. Class A	258,096	2,282
*	ZipRecruiter Inc. Class A	151,403	2,244
*	Integral Ad Science Holding Corp.	204,655	2,032
*,1	AdTheorent Holding Co. Inc.	653,683	2,020
*	Hemisphere Media Group Inc. Class A	260,645	1,989
*	comScore Inc.	908,163	1,871
*,1	Cumulus Media Inc. Class A	227,630	1,760
	Spok Holdings Inc.	269,844	1,700
*,1	System1 Inc.	237,301	1,654
*,1	Golden Matrix Group Inc.	363,580	1,629
	Saga Communications Inc. Class A	62,836	1,561
*	Emerald Holding Inc.	366,898	1,493
*	Audacy Inc. Class A	1,584,481	1,493
*,1	Leafly Holdings Inc.	331,500	1,492
*,1	KORE Group Holdings Inc.	434,608	1,334
*,1	Arena Group Holdings Inc.	147,317	1,326
*	Lee Enterprises Inc.	68,380	1,299
*	Innovid Corp.	687,821	1,142
*	Townsquare Media Inc. Class A	136,294	1,116
*,1	Urban One Inc. Class A	203,760	1,113
*	Loyalty Ventures Inc.	269,437	962
*,1	Cinedigm Corp. Class A	1,867,441	919
*,1	Redbox Entertainment Inc.	112,252	831
*	Gaia Inc. Class A	194,110	825
[1]	National CineMedia Inc.	868,027	795
*	Liberty TripAdvisor Holdings Inc. Class A	1,017,762	770
4

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Reading International Inc. Class A	211,846	765
*	Fluent Inc.	638,538	760
*,1	Chicken Soup For The Soul Entertainment Inc.	102,374	759
*	IZEA Worldwide Inc.	784,653	705
*,1	CuriosityStream Inc.	392,105	663
*,1	LiveOne Inc.	762,327	653
*,1	Wejo Group Ltd.	529,730	630
*	Travelzoo	102,326	620
*	Ballantyne Strong Inc.	249,405	601
*	Outbrain Inc.	105,760	532
*	Marchex Inc. Class B	400,100	528
*	BuzzFeed Inc.	337,800	520
*	Zedge Inc. Class B	160,734	463
*	Super League Gaming Inc.	414,943	423
*,1,2	NII Holdings Inc.	1,297,367	337
	DallasNews Corp.	52,044	329
*	Salem Media Group Inc. Class A	133,017	282
*,1	Dolphin Entertainment Inc.	86,444	273
*	NextPlay Technologies Inc.	510,817	178
*	Stran & Co. Inc.	103,686	172
*	Beasley Broadcast Group Inc. Class A	109,596	140
*,1	Society Pass Inc.	71,319	138
*	Insignia Systems Inc.	17,904	137
*	SPAR Group Inc.	108,259	128
*,1	Paltalk Inc.	62,318	125
*	Creatd Inc.	149,216	110
*	Kubient Inc.	128,879	85
*	Cuentas Inc.	114,035	71
*	Mediaco Holding Inc. Class A	32,748	68
*	Creative Realities Inc.	103,597	63
*,1	Troika Media Group Inc.	69,905	53
*,1	Professional Diversity Network Inc.	73,847	52
*	AutoWeb Inc.	128,788	49
*	Grom Social Enterprises Inc.	105,935	43
*	Motorsport Games Inc. Class A	62,787	41
*,1	Moving Image Technologies Inc.	28,721	37
*	Direct Digital Holdings Inc. Class A	28,276	36
*	Urban One Inc.	7,400	32
*	NextPlat Corp.	300	1
			2,871,090
Consumer Discretionary (10.5%)
*	Airbnb Inc. Class A	4,915,308	437,856
*	Lululemon Athletica Inc.	1,562,496	425,952
	Service Corp. International	2,130,867	147,286
*	DoorDash Inc. Class A	2,242,610	143,908
*	Burlington Stores Inc.	886,071	120,709
	Vail Resorts Inc.	544,625	118,755
	Lithia Motors Inc. Class A	385,973	106,069
	Aramark	3,457,654	105,908
*	Mattel Inc.	4,731,166	105,647
	Williams-Sonoma Inc.	936,043	103,854
*,1	GameStop Corp. Class A	829,316	101,425
	Lear Corp.	802,049	100,970
*,1	Lucid Group Inc.	5,742,776	98,546
*	Deckers Outdoor Corp.	367,031	93,721
*	Floor & Decor Holdings Inc. Class A	1,422,442	89,557
	Churchill Downs Inc.	457,765	87,676
	Gentex Corp.	3,128,974	87,517
*	Five Below Inc.	740,894	84,040
*	Capri Holdings Ltd.	1,988,886	81,564
	Wyndham Hotels & Resorts Inc.	1,221,706	80,291
*	Planet Fitness Inc. Class A	1,144,211	77,818
	H&R Block Inc.	2,142,910	75,688
	Autoliv Inc.	1,047,842	74,994
	Polaris Inc.	746,348	74,097
*	TopBuild Corp.	437,464	73,126
	Macy's Inc.	3,807,863	69,760
	Murphy USA Inc.	294,734	68,635
*	Bright Horizons Family Solutions Inc.	794,396	67,142
		Shares	Market Value• ($000)
	Texas Roadhouse Inc. Class A	909,521	66,577
*	Terminix Global Holdings Inc.	1,630,804	66,292
	Brunswick Corp.	1,006,878	65,830
	Toll Brothers Inc.	1,458,734	65,060
*	Skechers USA Inc. Class A	1,818,713	64,710
	Marriott Vacations Worldwide Corp.	551,849	64,125
	Harley-Davidson Inc.	1,986,638	62,897
	Leggett & Platt Inc.	1,791,832	61,962
	Kohl's Corp.	1,715,939	61,242
*	Light & Wonder Inc.	1,289,850	60,610
[1]	Dick's Sporting Goods Inc.	773,189	58,275
*,1	DraftKings Inc. Class A	4,846,332	56,557
*,1	Rivian Automotive Inc. Class A	2,164,307	55,709
	Thor Industries Inc.	727,593	54,373
*	AutoNation Inc.	478,058	53,428
	Boyd Gaming Corp.	1,061,644	52,817
*	Helen of Troy Ltd.	320,643	52,076
*	Hyatt Hotels Corp. Class A	677,579	50,080
*	Asbury Automotive Group Inc.	295,435	50,029
	Tempur Sealy International Inc.	2,337,039	49,943
*	RH	234,293	49,731
*	YETI Holdings Inc.	1,142,695	49,444
	Choice Hotels International Inc.	442,386	49,384
	Hanesbrands Inc.	4,700,382	48,367
*	Ollie's Bargain Outlet Holdings Inc.	786,091	46,183
*	Fox Factory Holding Corp.	566,257	45,606
	Travel + Leisure Co.	1,126,203	43,719
*	Hilton Grand Vacations Inc.	1,188,991	42,483
	Wendy's Co.	2,249,048	42,462
*	Dorman Products Inc.	379,909	41,680
	Penske Automotive Group Inc.	396,664	41,527
*,1	Wayfair Inc. Class A	948,394	41,312
*	Grand Canyon Education Inc.	427,003	40,219
	Academy Sports & Outdoors Inc.	1,126,121	40,022
*	Goodyear Tire & Rubber Co.	3,731,142	39,961
*	Crocs Inc.	815,382	39,685
*	Visteon Corp.	372,978	38,633
	LCI Industries	337,144	37,720
	Carter's Inc.	534,593	37,678
*	Peloton Interactive Inc. Class A	4,093,822	37,581
	Group 1 Automotive Inc.	220,175	37,386
*	Adient plc	1,260,128	37,338
*	Taylor Morrison Home Corp. Class A	1,577,590	36,853
	Papa John's International Inc.	428,531	35,791
*	Meritage Homes Corp.	490,931	35,593
	Signet Jewelers Ltd.	640,028	34,216
*	Skyline Champion Corp.	702,608	33,318
	Steven Madden Ltd.	1,017,385	32,770
	KB Home	1,139,508	32,430
*	Chegg Inc.	1,708,268	32,081
*	Callaway Golf Co.	1,556,491	31,752
	Nordstrom Inc.	1,498,548	31,664
*,1	Chewy Inc. Class A	891,790	30,963
	Columbia Sportswear Co.	428,815	30,695
*	Sonos Inc.	1,689,803	30,484
*	Carvana Co.	1,338,654	30,227
*	National Vision Holdings Inc.	1,096,701	30,159
	Graham Holdings Co. Class B	52,914	29,994
	Wingstop Inc.	397,431	29,716
*,1	QuantumScape Corp. Class A	3,454,350	29,673
*	Under Armour Inc. Class C	3,872,809	29,356
	Foot Locker Inc.	1,114,133	28,132
*	Leslie's Inc.	1,845,907	28,021
*	SeaWorld Entertainment Inc.	628,312	27,759
*	Gentherm Inc.	444,592	27,747
*	Boot Barn Holdings Inc.	395,776	27,273
	Dana Inc.	1,925,338	27,090
	Cracker Barrel Old Country Store Inc.	312,771	26,113
	Installed Building Products Inc.	311,487	25,903

5

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Frontdoor Inc.	1,073,602	25,852
*	Victoria's Secret & Co.	909,018	25,425
*	LGI Homes Inc.	285,235	24,787
	MDC Holdings Inc.	752,058	24,299
*,1	Duolingo Inc. Class A	276,690	24,224
	Red Rock Resorts Inc. Class A	709,117	23,656
	Gap Inc.	2,859,799	23,565
*	Stride Inc.	572,687	23,360
*	Tri Pointe Homes Inc.	1,368,965	23,094
	American Eagle Outfitters Inc.	2,037,606	22,780
*	Six Flags Entertainment Corp.	1,039,960	22,567
	Wolverine World Wide Inc.	1,104,986	22,277
*	Cavco Industries Inc.	113,532	22,251
*	Adtalem Global Education Inc.	616,022	22,158
	Strategic Education Inc.	306,651	21,643
	Levi Strauss & Co. Class A	1,320,640	21,553
	Winnebago Industries Inc.	440,573	21,394
	Laureate Education Inc. Class A	1,829,708	21,170
	Kontoor Brands Inc.	634,338	21,168
*	Vista Outdoor Inc.	753,258	21,016
*	Shake Shack Inc. Class A	522,678	20,635
*	Everi Holdings Inc.	1,212,258	19,772
	ADT Inc.	3,133,767	19,273
	Monro Inc.	446,742	19,156
	Acushnet Holdings Corp.	454,743	18,954
	Bloomin' Brands Inc.	1,083,163	18,002
	Century Communities Inc.	398,125	17,904
	Shutterstock Inc.	307,519	17,624
	Oxford Industries Inc.	197,548	17,530
*	Tenneco Inc. Class A	1,012,285	17,371
*	ODP Corp.	573,704	17,349
*	Sally Beauty Holdings Inc.	1,448,094	17,261
	Cheesecake Factory Inc.	650,072	17,175
*,1	Luminar Technologies Inc. Class A	2,877,809	17,065
*	Dave & Buster's Entertainment Inc.	516,335	16,925
*	Urban Outfitters Inc.	873,261	16,295
*,1	Petco Health & Wellness Co. Inc. Class A	1,098,444	16,191
*,1	Fisker Inc. Class A	1,874,442	16,064
	Jack in the Box Inc.	282,850	15,857
*	Coursera Inc.	1,117,960	15,853
	Patrick Industries Inc.	298,577	15,478
*	M/I Homes Inc.	385,142	15,275
	Dine Brands Global Inc.	232,418	15,126
	Sturm Ruger & Co. Inc.	236,228	15,036
*	Malibu Boats Inc. Class A	279,401	14,727
	Rent-A-Center Inc.	737,688	14,348
*,1	Overstock.com Inc.	571,028	14,281
	La-Z-Boy Inc.	582,416	13,809
	Qurate Retail Inc. Class A	4,807,714	13,798
*	Revolve Group Inc. Class A	525,386	13,613
	Caleres Inc.	514,996	13,513
*	iRobot Corp.	361,974	13,303
*	Brinker International Inc.	598,532	13,186
	Franchise Group Inc.	363,365	12,743
*	Playa Hotels & Resorts NV	1,812,469	12,452
*	Under Armour Inc. Class A	1,446,600	12,050
*	G-III Apparel Group Ltd.	588,465	11,905
*,1	Dutch Bros Inc. Class A	371,428	11,756
*	American Axle & Manufacturing Holdings Inc.	1,546,990	11,649
*	Green Brick Partners Inc.	587,303	11,494
*	Perdoceo Education Corp.	961,212	11,323
	Standard Motor Products Inc.	251,659	11,322
*	Abercrombie & Fitch Co. Class A	668,270	11,307
	Buckle Inc.	391,402	10,838
	Designer Brands Inc. Class A	829,505	10,833
*	Golden Entertainment Inc.	271,818	10,750
*	2U Inc.	1,025,213	10,734
	Dillard's Inc. Class A	48,458	10,688
[1]	Camping World Holdings Inc. Class A	493,227	10,649
		Shares	Market Value• ($000)
*	MarineMax Inc.	291,612	10,533
*	Monarch Casino & Resort Inc.	177,477	10,413
*	XPEL Inc.	223,213	10,252
	Sonic Automotive Inc. Class A	268,809	9,846
*	GoPro Inc. Class A	1,726,026	9,545
*	Sleep Number Corp.	304,204	9,415
*	Genesco Inc.	180,621	9,015
*	America's Car-Mart Inc.	83,750	8,425
	Big Lots Inc.	394,701	8,277
	Smith & Wesson Brands Inc.	626,426	8,225
*	Chico's FAS Inc.	1,643,919	8,170
*	Accel Entertainment Inc. Class A	766,882	8,144
*,1	Solid Power Inc.	1,488,331	8,007
	Winmark Corp.	40,280	7,878
*	Bally's Corp.	393,206	7,778
*	Modine Manufacturing Co.	737,935	7,770
*	Funko Inc. Class A	343,585	7,669
[1]	Guess? Inc.	442,536	7,545
*	Denny's Corp.	862,366	7,485
	Hibbett Inc.	169,254	7,398
*,1	ContextLogic Inc. Class A	4,523,462	7,238
	Arko Corp.	884,625	7,219
*	Children's Place Inc.	182,342	7,097
	Ruth's Hospitality Group Inc.	429,407	6,982
*	BJ's Restaurants Inc.	320,583	6,950
	Movado Group Inc.	224,390	6,940
	Clarus Corp.	359,105	6,819
	Carriage Services Inc. Class A	170,324	6,753
*	PowerSchool Holdings Inc. Class A	555,757	6,697
*	Life Time Group Holdings Inc.	510,512	6,575
*	Stoneridge Inc.	378,045	6,483
	Aaron's Co. Inc.	427,623	6,222
*,1	Garrett Motion Inc.	781,391	6,040
*,1	Faraday Future Intelligent Electric Inc.	2,310,713	6,008
	Ethan Allen Interiors Inc.	294,625	5,954
	Johnson Outdoors Inc. Class A	96,650	5,911
*,1	Vuzix Corp.	825,641	5,862
*	Mister Car Wash Inc.	529,167	5,757
[1]	PetMed Express Inc.	287,369	5,719
*	OneSpaWorld Holdings Ltd.	793,312	5,688
*,1	Bowlero Corp.	533,638	5,651
*	TravelCenters of America Inc.	163,680	5,642
*,1	EVgo Inc.	938,216	5,639
*	Sportsman's Warehouse Holdings Inc.	575,524	5,519
*	Chuy's Holdings Inc.	276,813	5,514
*	Stitch Fix Inc. Class A	1,107,115	5,469
[1]	Krispy Kreme Inc.	395,317	5,376
*	MasterCraft Boat Holdings Inc.	254,349	5,354
*,1	Bed Bath & Beyond Inc.	1,069,098	5,313
*	Zumiez Inc.	204,139	5,308
*	Allbirds Inc. Class A	1,346,815	5,293
	RCI Hospitality Holdings Inc.	108,512	5,248
*	Holley Inc.	495,201	5,200
	Shoe Carnival Inc.	239,663	5,179
*	OneWater Marine Inc. Class A	155,515	5,140
*	Poshmark Inc. Class A	506,020	5,116
*,1	Xometry Inc. Class A	147,272	4,997
*,1	Workhorse Group Inc.	1,921,698	4,996
*	Lovesac Co.	180,499	4,964
*	Liquidity Services Inc.	358,341	4,816
*	Beazer Homes USA Inc.	394,716	4,764
*	Universal Electronics Inc.	183,853	4,701
	Haverty Furniture Cos. Inc.	202,025	4,683
*	WW International Inc.	732,278	4,679
*,1	Portillo's Inc. Class A	285,618	4,670
	Bluegreen Vacations Holding Corp. Class A	178,835	4,464
*,1	AMMO Inc.	1,154,214	4,444
	European Wax Center Inc. Class A	248,641	4,381
*	CarParts.com Inc.	627,648	4,356

6

Extended Market Index Fund
		Shares	Market Value• ($000)
*	American Public Education Inc.	258,110	4,171
*	Tupperware Brands Corp.	639,167	4,052
*,1	Rover Group Inc. Class A	1,045,269	3,930
*	LL Flooring Holdings Inc.	405,817	3,803
*	Motorcar Parts of America Inc.	274,315	3,599
*,1	Vacasa Inc. Class A	1,242,784	3,579
*	Quotient Technology Inc.	1,203,275	3,574
*,1	Canoo Inc.	1,930,731	3,572
*	Fossil Group Inc.	652,699	3,374
*,1	Mullen Automotive Inc.	3,305,925	3,372
	Build-A-Bear Workshop Inc.	205,300	3,371
*	Vizio Holding Corp. Class A	493,729	3,367
*	Universal Technical Institute Inc.	470,925	3,358
*	Rush Street Interactive Inc.	718,094	3,354
*	1-800-Flowers.com Inc. Class A	350,145	3,330
*,1	Purple Innovation Inc. Class A	1,082,104	3,311
*	Lindblad Expeditions Holdings Inc.	405,270	3,283
*,1	Vinco Ventures Inc.	2,325,336	3,209
[1]	Big 5 Sporting Goods Corp.	282,616	3,168
	Rocky Brands Inc.	91,776	3,137
*,1	Groupon Inc.	272,343	3,077
*	Latham Group Inc.	438,630	3,040
*,1	Cricut Inc. Class A	491,773	3,019
	Cato Corp. Class A	259,186	3,009
*	Inspired Entertainment Inc.	345,687	2,976
*	Kura Sushi USA Inc. Class A	57,384	2,842
*	Full House Resorts Inc.	462,908	2,814
*	Container Store Group Inc.	450,433	2,806
*	Unifi Inc.	198,648	2,793
*	Citi Trends Inc.	117,624	2,782
*	Hovnanian Enterprises Inc. Class A	64,336	2,753
*,1	Membership Collective Group Inc. Class A	422,619	2,739
*	Century Casinos Inc.	380,189	2,737
*	RealReal Inc.	1,077,657	2,683
*	El Pollo Loco Holdings Inc.	269,009	2,647
*,1	Dream Finders Homes Inc. Class A	245,412	2,611
*,1	GrowGeneration Corp.	725,080	2,603
*	Porch Group Inc.	1,013,957	2,596
*,1	Lordstown Motors Corp.	1,591,419	2,514
*	Delta Apparel Inc.	85,481	2,425
	Bassett Furniture Industries Inc.	133,588	2,421
*	ONE Group Hospitality Inc.	328,361	2,420
*	Noodles & Co. Class A	507,164	2,384
	Nathan's Famous Inc.	40,632	2,380
	Hooker Furnishings Corp.	152,512	2,372
	Superior Group of Cos. Inc.	133,063	2,362
*,1	Inspirato Inc.	508,398	2,354
	Tilly's Inc. Class A	329,794	2,315
[1]	Vivid Seats Inc. Class A	294,894	2,203
*	Lincoln Educational Services Corp.	346,233	2,185
*,1	Vroom Inc.	1,716,710	2,146
*,1	Volta Inc.	1,650,331	2,145
*	Target Hospitality Corp.	372,679	2,128
*	Udemy Inc.	207,087	2,114
*	PlayAGS Inc.	404,403	2,087
*,1	Sonder Holdings Inc.	1,978,206	2,057
*	VOXX International Corp. Class A	220,373	2,052
*	Party City Holdco Inc.	1,517,532	2,003
*	Sweetgreen Inc. Class A	170,935	1,991
*	Conn's Inc.	246,065	1,973
*,1	PLBY Group Inc.	298,816	1,912
*	Nerdy Inc.	893,801	1,904
*	American Outdoor Brands Inc.	199,836	1,900
	Weyco Group Inc.	77,297	1,890
*	Legacy Housing Corp.	144,516	1,886
*	Vivint Smart Home Inc.	542,086	1,886
*	Strattec Security Corp.	55,213	1,830
*	Fiesta Restaurant Group Inc.	255,912	1,827
*	First Watch Restaurant Group Inc.	126,490	1,824
		Shares	Market Value• ($000)
*	Lakeland Industries Inc.	118,707	1,823
*	Xponential Fitness Inc. Class A	145,010	1,821
*	Express Inc.	918,336	1,800
*	Potbelly Corp.	316,599	1,789
*	ThredUp Inc. Class A	706,201	1,766
	Lifetime Brands Inc.	159,603	1,762
*	Red Robin Gourmet Burgers Inc.	216,678	1,740
*	Lands' End Inc.	163,048	1,732
[1]	Weber Inc. Class A	239,722	1,728
*	1847 Goedeker Inc.	1,393,929	1,701
*	Snap One Holdings Corp.	183,026	1,678
	Flexsteel Industries Inc.	92,819	1,671
*	RumbleON Inc. Class B	113,553	1,670
	Escalade Inc.	128,370	1,668
*	Destination XL Group Inc.	489,246	1,659
*	Duluth Holdings Inc. Class B	171,333	1,635
*	Drive Shack Inc.	1,191,290	1,632
*	GAN Ltd.	547,456	1,620
*	Vera Bradley Inc.	367,525	1,595
*,1	Warby Parker Inc. Class A	141,172	1,590
*,1	Beachbody Co. Inc.	1,290,565	1,549
*,1	XL Fleet Corp.	1,345,824	1,548
*	Superior Industries International Inc.	376,611	1,488
*	Lazydays Holdings Inc.	120,006	1,414
*,1	BARK Inc.	1,077,810	1,380
*	Barnes & Noble Education Inc.	469,981	1,377
*	JAKKS Pacific Inc.	108,436	1,373
*	BBQ Holdings Inc.	129,641	1,351
*	Traeger Inc.	312,006	1,326
	Marine Products Corp.	138,653	1,319
	Tile Shop Holdings Inc.	421,024	1,293
*,1	Arcimoto Inc.	391,016	1,279
*	StoneMor Inc.	373,699	1,278
*	Landsea Homes Corp.	187,775	1,251
[1]	JOANN Inc.	158,866	1,231
*,1	Boxed Inc.	656,465	1,214
*,1	Aterian Inc.	555,355	1,200
*	Cooper-Standard Holdings Inc.	229,018	1,143
	Hamilton Beach Brands Holding Co. Class A	91,773	1,139
*	F45 Training Holdings Inc.	281,788	1,107
	Carrols Restaurant Group Inc.	519,956	1,050
*	XpresSpa Group Inc.	1,491,550	1,030
*	J. Jill Inc.	54,078	989
*	Arhaus Inc. Class A	179,801	809
*	Biglari Holdings Inc. Class B	6,433	789
*	Biglari Holdings Inc. Class A	1,330	782
*	Nautilus Inc.	434,117	760
*,1	Solo Brands Inc. Class A	174,043	707
*	Brilliant Earth Group Inc. Class A	148,379	705
*,1	Rent the Runway Inc. Class A	225,526	692
	Ark Restaurants Corp.	38,415	691
*,1	Koss Corp.	94,122	654
*,1	Shift Technologies Inc. Class A	963,316	648
*,1	Torrid Holdings Inc.	149,855	647
	Culp Inc.	147,635	635
*,1	Kirkland's Inc.	179,720	633
*	Lulu's Fashion Lounge Holdings Inc.	55,179	599
*	Charles & Colvard Ltd.	443,539	550
*	BurgerFi International Inc.	167,609	541
*,1	Remark Holdings Inc.	1,193,540	526
	Crown Crafts Inc.	81,882	513
*	Lottery.com Inc.	457,623	513
*	Live Ventures Inc.	19,993	500
*,1	Regis Corp.	455,543	492
*,1	Hall of Fame Resort & Entertainment Co.	817,409	485
*	Horizon Global Corp.	296,562	483
*	1stdibs.com Inc.	79,197	451
*	Sypris Solutions Inc.	190,093	441
*	Zovio Inc. Class A	419,786	407

7

Extended Market Index Fund
		Shares	Market Value• ($000)
*	LMP Automotive Holdings Inc.	85,415	406
*	CarLotz Inc.	906,418	357
	AMCON Distributing Co.	2,113	344
*	Aspen Group Inc.	331,830	325
*	Vince Holding Corp.	40,117	315
*	AYRO Inc.	351,561	295
*,1	Harbor Custom Development Inc.	201,700	280
	Educational Development Corp.	64,641	273
*	Rave Restaurant Group Inc.	246,099	268
	Flanigan's Enterprises Inc.	8,326	250
*,1	Kaival Brands Innovations Group Inc.	154,970	245
*	Dixie Group Inc.	188,449	241
*	iMedia Brands Inc.	185,283	224
*	Waitr Holdings Inc.	1,410,517	215
*	Tuesday Morning Corp.	585,590	211
*	Forward Industries Inc.	139,573	207
*	Xcel Brands Inc.	113,019	133
*	Envela Corp.	17,179	122
*	Esports Entertainment Group Inc.	298,412	122
*	Allied Esports Entertainment Inc.	77,728	111
*,1	Enjoy Technology Inc.	483,593	105
*	Good Times Restaurants Inc.	33,267	100
*	Volcon Inc.	47,761	88
*,1	Greenlane Holdings Inc. Class A	361,747	71
	Canterbury Park Holding Corp.	2,678	69
*	Nephros Inc.	44,580	68
*	Amesite Inc.	145,556	67
*	EBET Inc.	27,374	66
*	TRxADE HEALTH Inc.	39,629	61
*	Yunhong CTI Ltd.	80,660	58
*	Emerson Radio Corp.	68,379	45
*	iPower Inc.	42,702	45
*,1	Nova Lifestyle Inc.	60,182	43
*,2	Zagg Inc. CVR	448,712	40
*	Kidpik Corp.	19,500	26
*	Unique Fabricating Inc.	17,733	24
*,1	Toughbuilt Industries Inc.	8,301	19
	Jerash Holdings US Inc.	2,870	14
*	Digital Brands Group Inc.	59,422	12
*	Amergent Hospitality Group Inc.	19,975	5
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*	Worksport Ltd.	700	1
			8,126,424
Consumer Staples (3.0%)
	Bunge Ltd.	2,031,789	184,263
*	Darling Ingredients Inc.	2,165,371	129,489
*	BJ's Wholesale Club Holdings Inc.	1,804,051	112,428
*	Performance Food Group Co.	2,071,399	95,243
	Casey's General Stores Inc.	498,419	92,198
*	US Foods Holding Corp.	3,001,527	92,087
	Ingredion Inc.	877,209	77,335
	Flowers Foods Inc.	2,668,558	70,236
*	Post Holdings Inc.	746,344	61,461
	Sanderson Farms Inc.	276,163	59,521
*	Grocery Outlet Holding Corp.	1,177,528	50,198
*	Simply Good Foods Co.	1,209,437	45,680
	Spectrum Brands Holdings Inc.	547,166	44,879
*	Hostess Brands Inc. Class A	1,839,135	39,008
	Albertsons Cos. Inc. Class A	1,440,889	38,501
*	Boston Beer Co. Inc. Class A	126,009	38,177
*	Coty Inc. Class A	4,624,044	37,039
	WD-40 Co.	183,448	36,939
*	BellRing Brands Inc.	1,467,541	36,527
*	Sprouts Farmers Market Inc.	1,441,393	36,496
	Coca-Cola Consolidated Inc.	62,020	34,973
	Lancaster Colony Corp.	264,236	34,028
*	Freshpet Inc.	641,957	33,311
*	Celsius Holdings Inc.	507,445	33,116
*	TreeHouse Foods Inc.	741,583	31,013
		Shares	Market Value• ($000)
*	United Natural Foods Inc.	771,546	30,399
*	Hain Celestial Group Inc.	1,217,238	28,897
	Nu Skin Enterprises Inc. Class A	660,089	28,582
	Medifast Inc.	155,018	27,982
	J & J Snack Foods Corp.	198,005	27,653
*	Herbalife Nutrition Ltd.	1,261,254	25,793
	Energizer Holdings Inc.	877,604	24,880
	Edgewell Personal Care Co.	719,906	24,851
	Cal-Maine Foods Inc.	501,577	24,783
	PriceSmart Inc.	317,367	22,733
[1]	B&G Foods Inc.	951,748	22,633
*	Pilgrim's Pride Corp.	655,782	20,480
	Universal Corp.	330,819	20,015
*	elf Beauty Inc.	635,095	19,485
*,1	Beyond Meat Inc.	813,030	19,464
	Reynolds Consumer Products Inc.	698,657	19,052
*	Central Garden & Pet Co. Class A	472,842	18,918
	Vector Group Ltd.	1,752,381	18,400
	Inter Parfums Inc.	235,369	17,196
*	Chefs' Warehouse Inc.	435,165	16,924
	MGP Ingredients Inc.	168,833	16,898
*	Beauty Health Co.	1,280,674	16,469
	Ingles Markets Inc. Class A	187,630	16,277
	Weis Markets Inc.	217,076	16,181
	National Beverage Corp.	314,552	15,394
	SpartanNash Co.	474,707	14,322
*	Olaplex Holdings Inc.	965,340	13,602
	Fresh Del Monte Produce Inc.	457,252	13,503
	Andersons Inc.	406,621	13,414
	Seaboard Corp.	3,382	13,131
	Utz Brands Inc.	838,298	11,585
*	USANA Health Sciences Inc.	154,529	11,182
	Calavo Growers Inc.	241,345	10,069
*,1	Veru Inc.	806,712	9,116
*	Duckhorn Portfolio Inc.	428,089	9,016
	John B Sanfilippo & Son Inc.	115,896	8,401
	Tootsie Roll Industries Inc.	234,243	8,280
*	Central Garden & Pet Co.	188,831	8,010
*	Mission Produce Inc.	488,857	6,966
	Turning Point Brands Inc.	203,417	5,519
*,1	Rite Aid Corp.	764,368	5,152
*	Sovos Brands Inc.	324,477	5,149
*,1	Benson Hill Inc.	1,857,206	5,089
*,1	22nd Century Group Inc.	2,271,867	4,839
*	Seneca Foods Corp. Class A	84,564	4,697
*,1	Tattooed Chef Inc.	612,331	3,858
*,1	BRC Inc. Class A	468,144	3,820
*	Landec Corp.	369,220	3,681
*	Whole Earth Brands Inc.	513,294	3,182
*	Vintage Wine Estates Inc.	402,058	3,160
*,1	AppHarvest Inc.	807,132	2,817
*	HF Foods Group Inc.	531,573	2,775
*	Vital Farms Inc.	316,473	2,769
	Limoneira Co.	192,872	2,718
	Village Super Market Inc. Class A	115,601	2,637
	Natural Grocers by Vitamin Cottage Inc.	147,698	2,356
	Oil-Dri Corp. of America	64,835	1,987
*	Nature's Sunshine Products Inc.	174,217	1,859
	Alico Inc.	50,557	1,801
*	Vita Coco Co. Inc.	155,319	1,521
*,1	Blue Apron Holdings Inc. Class A	363,845	1,324
*,1	Local Bounti Corp.	353,047	1,123
*	Farmer Bros Co.	228,266	1,071
*	Honest Co. Inc.	355,606	1,038
	Lifevantage Corp.	195,139	849
*,1	Splash Beverage Group Inc.	275,454	824
*	Natural Alternatives International Inc.	74,963	783
	United-Guardian Inc.	52,153	782
*	Rocky Mountain Chocolate Factory Inc.	95,693	659

8

Extended Market Index Fund
		Shares	Market Value• ($000)
	Natural Health Trends Corp.	109,142	586
*	Better Choice Co. Inc.	261,363	575
*	LifeMD Inc.	269,119	549
*	Alkaline Water Co. Inc.	1,233,065	485
*	RiceBran Technologies	697,387	467
*	Willamette Valley Vineyards Inc.	72,806	456
*	Lifeway Foods Inc.	87,562	435
*,1	NewAge Inc.	1,874,944	420
*	Zevia PBC Class A	148,393	417
	Ocean Bio-Chem Inc.	31,040	400
*	Seneca Foods Corp. Class B	6,394	363
*,1	Arcadia Biosciences Inc.	300,033	300
*	Real Good Food Co. Inc. Class A	25,029	176
*	Reed's Inc.	1,113,652	174
*	Cyanotech Corp.	51,994	152
	Coffee Holding Co. Inc.	55,673	136
*	S&W Seed Co.	124,628	126
	Mannatech Inc.	7,348	122
*	MedAvail Holdings Inc.	61,608	94
*	Eastside Distilling Inc.	132,920	92
*,1	Laird Superfood Inc.	46,278	88
*	Blue Star Foods Corp.	60,570	74
*	Stryve Foods Inc. Class A	58,772	52
*	Nuzee Inc.	49,869	50
*,1	Jupiter Wellness Inc.	59,271	43
*	Guardion Health Sciences Inc.	278,115	40
*	Zivo Bioscience Inc.	9,996	39
			2,321,832
Energy (4.5%)
	Cheniere Energy Inc.	3,174,078	422,248
	Targa Resources Corp.	3,057,004	182,411
	Ovintiv Inc.	3,477,634	153,677
	EQT Corp.	3,965,133	136,401
	Texas Pacific Land Corp.	82,988	123,488
	Chesapeake Energy Corp.	1,514,116	122,795
*	Antero Resources Corp.	3,793,997	116,286
*	Southwestern Energy Co.	14,969,406	93,559
	HF Sinclair Corp.	2,006,511	90,614
	NOV Inc.	5,268,999	89,099
*	Range Resources Corp.	3,468,286	85,840
	PDC Energy Inc.	1,276,169	78,625
	Matador Resources Co.	1,482,318	69,061
	DT Midstream Inc.	1,291,785	63,323
	Helmerich & Payne Inc.	1,397,799	60,189
	Murphy Oil Corp.	1,948,041	58,811
	SM Energy Co.	1,619,179	55,360
	ChampionX Corp.	2,714,560	53,884
	Continental Resources Inc.	779,266	50,925
	Civitas Resources Inc.	964,873	50,453
	Patterson-UTI Energy Inc.	2,885,689	45,478
*	CNX Resources Corp.	2,608,941	42,943
	Magnolia Oil & Gas Corp. Class A	2,012,793	42,249
*	Denbury Inc.	665,047	39,896
	California Resources Corp.	1,028,010	39,578
	Antero Midstream Corp.	4,350,524	39,372
*	TechnipFMC plc	5,638,022	37,944
*	Valaris Ltd.	882,699	37,285
*	Kosmos Energy Ltd.	6,021,217	37,271
*	PBF Energy Inc. Class A	1,265,080	36,713
	Whiting Petroleum Corp.	519,247	35,324
	Equitrans Midstream Corp.	5,393,273	34,301
	Cactus Inc. Class A	807,743	32,528
*	Peabody Energy Corp.	1,421,812	30,327
	Chord Energy Corp.	249,086	30,301
	Arch Resources Inc.	204,073	29,201
*	Transocean Ltd.	8,507,219	28,329
*	Callon Petroleum Co.	629,920	24,693
*	Delek US Holdings Inc.	943,671	24,384
	New Fortress Energy Inc. Class A	558,285	22,091
		Shares	Market Value• ($000)
*	Noble Corp.	871,405	22,090
	Northern Oil & Gas Inc.	871,256	22,008
	Enviva Inc.	379,852	21,735
*	CONSOL Energy Inc.	422,510	20,864
*	NexTier Oilfield Solutions Inc.	2,136,876	20,322
*	Green Plains Inc.	715,804	19,448
*	Tellurian Inc.	6,324,453	18,847
*	Weatherford International plc	883,648	18,707
*	Liberty Energy Inc. Class A	1,457,891	18,603
	Brigham Minerals Inc. Class A	698,778	17,211
	World Fuel Services Corp.	819,336	16,764
*	Nabors Industries Ltd.	123,732	16,568
*	Centennial Resource Development Inc. Class A	2,463,298	14,731
*	Comstock Resources Inc.	1,208,288	14,596
	Archrock Inc.	1,716,567	14,196
*	Oceaneering International Inc.	1,307,013	13,959
*	Laredo Petroleum Inc.	191,769	13,221
	CVR Energy Inc.	388,412	13,012
	Core Laboratories NV	625,885	12,399
*	Gulfport Energy Corp.	154,212	12,261
*	Tidewater Inc.	570,497	12,032
*,1	Uranium Energy Corp.	3,866,500	11,909
	International Seaways Inc.	555,996	11,787
*	Dril-Quip Inc.	456,679	11,782
*	Archaea Energy Inc. Class A	745,314	11,575
*	US Silica Holdings Inc.	998,589	11,404
*	ProPetro Holding Corp.	1,094,471	10,945
*	Clean Energy Fuels Corp.	2,262,454	10,136
*	Par Pacific Holdings Inc.	618,429	9,641
*	Ranger Oil Corp.	286,032	9,402
*,1	Earthstone Energy Inc. Class A	687,635	9,386
	Kinetik Holdings Inc. Class A	258,230	8,816
*	Talos Energy Inc.	542,538	8,393
*	TETRA Technologies Inc.	1,738,991	7,060
*	Bristow Group Inc. Class A	301,476	7,055
*	Diamond Offshore Drilling Inc.	1,183,622	6,972
	Berry Corp.	886,946	6,759
*	SandRidge Energy Inc.	423,456	6,636
*,1	Vertex Energy Inc.	629,406	6,621
*	RPC Inc.	957,745	6,618
*,1	Gevo Inc.	2,699,322	6,343
*	Select Energy Services Inc. Class A	904,728	6,170
*	Helix Energy Solutions Group Inc.	1,946,985	6,036
*	REX American Resources Corp.	70,629	5,989
*	W&T Offshore Inc.	1,252,512	5,411
	Dorian LPG Ltd.	352,418	5,357
[1]	VAALCO Energy Inc.	753,349	5,228
*	Oil States International Inc.	863,135	4,678
*,1	Excelerate Energy Inc. Class A	233,056	4,642
*	DMC Global Inc.	256,086	4,617
[1]	Crescent Energy Co. Class A	367,432	4,586
	Solaris Oilfield Infrastructure Inc. Class A	402,775	4,382
*	Expro Group Holdings NV	370,843	4,272
*	Newpark Resources Inc.	1,292,614	3,994
*,1	SilverBow Resources Inc.	130,971	3,714
*,1	ProFrac Holding Corp. Class A	202,748	3,712
*	Alto Ingredients Inc.	954,480	3,541
*	Centrus Energy Corp. Class A	141,570	3,504
*	Amplify Energy Corp.	525,672	3,438
	Sitio Royalties Corp.	134,185	3,110
*,1	Ring Energy Inc.	1,102,202	2,932
	Evolution Petroleum Corp.	420,942	2,298
	NACCO Industries Inc. Class A	56,684	2,148
*,1	Camber Energy Inc.	5,383,085	2,139
*	Overseas Shipholding Group Inc. Class A	1,032,700	2,117
*,1	Aemetis Inc.	397,046	1,949
*	Natural Gas Services Group Inc.	173,685	1,911
*	Hallador Energy Co.	326,167	1,765
*	Ranger Energy Services Inc. Class A	169,545	1,719

9

Extended Market Index Fund
		Shares	Market Value• ($000)
*	SEACOR Marine Holdings Inc.	298,506	1,719
	Epsilon Energy Ltd.	283,298	1,669
*	NextDecade Corp.	362,516	1,610
*,1	Empire Petroleum Corp.	129,900	1,542
*	Exterran Corp.	352,303	1,515
	Riley Exploration Permian Inc.	52,515	1,270
	PHX Minerals Inc.	391,669	1,191
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	37,085	1,186
*	Forum Energy Technologies Inc.	59,624	1,170
*,1	American Resources Corp.	678,650	984
	Adams Resources & Energy Inc.	26,384	849
*	Geospace Technologies Corp.	178,733	847
*	Gulf Island Fabrication Inc.	224,317	751
*,1	Ecoark Holdings Inc.	286,702	751
*	Smart Sand Inc.	335,545	671
*	Profire Energy Inc.	440,514	634
*,1	Houston American Energy Corp.	137,617	632
*,1	Lightbridge Corp.	106,984	499
*	Nine Energy Service Inc.	182,633	484
*	Battalion Oil Corp.	53,331	455
	US Energy Corp. Wyoming	113,357	392
*,1	KLX Energy Services Holdings Inc.	82,907	359
*	Mammoth Energy Services Inc.	157,081	346
*	PrimeEnergy Resources Corp.	4,159	326
*	NCS Multistage Holdings Inc.	10,147	310
*,1	US Well Services Inc.	313,256	294
*	Mexco Energy Corp.	16,503	284
*,1	ENGlobal Corp.	296,135	282
*	Independence Contract Drilling Inc.	86,020	269
*,1	Enservco Corp.	132,516	260
*	Superior Drilling Products Inc.	200,379	198
*	PEDEVCO Corp.	154,098	177
*	Barnwell Industries Inc.	68,182	160
*	MIND Technology Inc.	165,579	146
*,1	New Concept Energy Inc.	56,567	87
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Pineapple Energy Inc. CVR	30,377	4
*,1,2	Harvest Natural Resources Inc.	133,886	—
			3,509,760
Financials (15.9%)
	Blackstone Inc.	9,422,337	859,600
	KKR & Co. Inc.	7,946,303	367,834
	Apollo Global Management Inc.	4,995,439	242,179
*	Markel Corp.	179,281	231,855
*	Arch Capital Group Ltd.	5,001,495	227,518
	LPL Financial Holdings Inc.	1,073,776	198,090
	First Horizon Corp.	7,180,810	156,973
*	Alleghany Corp.	180,486	150,363
	Ally Financial Inc.	4,301,337	144,138
	Fidelity National Financial Inc.	3,733,134	137,977
	Ares Management Corp. Class A	2,301,737	130,877
	East West Bancorp Inc.	1,907,597	123,612
	American Financial Group Inc.	890,095	123,554
	Annaly Capital Management Inc.	20,886,912	123,442
	Equitable Holdings Inc.	4,720,432	123,062
	First Citizens BancShares Inc. Class A	179,239	117,183
	Reinsurance Group of America Inc.	893,257	104,770
	Western Alliance Bancorp	1,455,111	102,731
	Webster Financial Corp.	2,383,433	100,462
	Tradeweb Markets Inc. Class A	1,438,054	98,147
	Commerce Bancshares Inc.	1,450,499	95,225
	RenaissanceRe Holdings Ltd.	591,758	92,533
	Unum Group	2,698,574	91,805
	Cullen/Frost Bankers Inc.	765,499	89,142
	Starwood Property Trust Inc.	4,123,921	86,149
	Old Republic International Corp.	3,829,842	85,635
	Prosperity Bancshares Inc.	1,239,334	84,609
	Voya Financial Inc.	1,355,796	80,711
	Stifel Financial Corp.	1,431,070	80,169
		Shares	Market Value• ($000)
	AGNC Investment Corp.	7,036,569	77,895
	SouthState Corp.	1,001,084	77,234
	SEI Investments Co.	1,404,952	75,896
	First American Financial Corp.	1,431,690	75,765
	Morningstar Inc.	312,495	75,571
	Pinnacle Financial Partners Inc.	1,023,430	74,004
	Popular Inc.	934,456	71,888
	Jefferies Financial Group Inc.	2,547,596	70,365
	Synovus Financial Corp.	1,946,579	70,174
	Hanover Insurance Group Inc.	478,821	70,028
	Selective Insurance Group Inc.	801,581	69,689
	Glacier Bancorp Inc.	1,450,467	68,781
	First Financial Bankshares Inc.	1,710,280	67,163
	Kinsale Capital Group Inc.	286,530	65,799
	Interactive Brokers Group Inc. Class A	1,174,860	64,629
	Wintrust Financial Corp.	805,724	64,579
	Erie Indemnity Co. Class A	335,732	64,524
	Blackstone Mortgage Trust Inc. Class A	2,294,829	63,498
	United Bankshares Inc.	1,810,562	63,496
	RLI Corp.	533,356	62,184
	Primerica Inc.	515,211	61,666
	Affiliated Managers Group Inc.	515,262	60,080
	Carlyle Group Inc.	1,880,725	59,544
	Axis Capital Holdings Ltd.	1,038,199	59,271
	New Residential Investment Corp.	6,285,984	58,585
	Valley National Bancorp	5,621,552	58,520
	Old National Bancorp	3,926,509	58,073
	Cadence Bank	2,453,680	57,612
	SLM Corp.	3,612,718	57,587
	New York Community Bancorp Inc.	6,302,701	57,544
	Bank OZK	1,493,763	56,061
	Essent Group Ltd.	1,438,009	55,939
	Home BancShares Inc.	2,579,208	53,570
	OneMain Holdings Inc.	1,407,721	52,621
	MGIC Investment Corp.	4,158,796	52,401
	Janus Henderson Group plc	2,215,230	52,080
*,1	SoFi Technologies Inc.	9,879,073	52,063
	Houlihan Lokey Inc. Class A	658,737	51,994
	ServisFirst Bancshares Inc.	650,677	51,351
	Hancock Whitney Corp.	1,146,293	50,815
	Evercore Inc. Class A	539,363	50,490
	Independent Bank Corp. (Massachusetts)	629,545	50,005
	White Mountains Insurance Group Ltd.	39,924	49,750
	UMB Financial Corp.	573,055	49,340
[1]	Lazard Ltd. Class A	1,514,757	49,093
	FNB Corp.	4,481,243	48,666
	Umpqua Holdings Corp.	2,899,346	48,622
	Assured Guaranty Ltd.	860,139	47,987
*,1	Credit Acceptance Corp.	100,909	47,771
	Blue Owl Capital Inc. Class A	4,695,827	47,099
	Radian Group Inc.	2,300,074	45,196
	Community Bank System Inc.	712,080	45,060
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,173,969	44,446
	CVB Financial Corp.	1,769,780	43,908
	United Community Banks Inc.	1,387,000	41,874
	Eastern Bankshares Inc.	2,244,809	41,439
	PacWest Bancorp	1,549,947	41,322
	First Interstate BancSystem Inc. Class A	1,080,215	41,167
*	Brighthouse Financial Inc.	1,001,796	41,094
	Walker & Dunlop Inc.	418,046	40,275
	Bank of Hawaii Corp.	534,935	39,799
	Cathay General Bancorp	1,008,301	39,475
	Federated Hermes Inc. Class B	1,235,843	39,287
	Kemper Corp.	806,342	38,624
	BankUnited Inc.	1,084,232	38,566
	First Hawaiian Inc.	1,689,281	38,364
	American Equity Investment Life Holding Co.	1,042,759	38,134
	Pacific Premier Bancorp Inc.	1,256,619	36,744

10

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Mr Cooper Group Inc.	993,830	36,513
	Associated Banc-Corp	1,974,915	36,062
	FirstCash Holdings Inc.	516,001	35,867
	Simmons First National Corp. Class A	1,680,558	35,729
	Ameris Bancorp	881,025	35,400
*	Texas Capital Bancshares Inc.	670,030	35,270
	WSFS Financial Corp.	878,532	35,220
*	Enstar Group Ltd.	163,573	35,001
	Atlantic Union Bankshares Corp.	1,011,733	34,318
	Moelis & Co. Class A	867,770	34,147
	First Bancorp (XNYS)	2,616,078	33,774
	Independent Bank Group Inc.	488,923	33,203
	Artisan Partners Asset Management Inc. Class A	894,058	31,802
	Hamilton Lane Inc. Class A	464,349	31,195
*	Ryan Specialty Holdings Inc. Class A	791,758	31,029
	Jackson Financial Inc. Class A	1,153,618	30,859
	Fulton Financial Corp.	2,134,418	30,842
	BOK Financial Corp.	407,536	30,802
	Columbia Banking System Inc.	1,033,833	29,619
	Seacoast Banking Corp. of Florida	869,527	28,729
	CNO Financial Group Inc.	1,573,468	28,464
	International Bancshares Corp.	703,532	28,198
	Arbor Realty Trust Inc.	2,102,901	27,569
*	Trupanion Inc.	456,251	27,494
	Chimera Investment Corp.	3,110,471	27,434
	Navient Corp.	1,932,553	27,036
	First Merchants Corp.	757,681	26,989
	Washington Federal Inc.	873,079	26,210
	Banner Corp.	459,227	25,813
*	Axos Financial Inc.	717,905	25,737
	Flagstar Bancorp Inc.	711,467	25,222
	WesBanco Inc.	790,737	25,074
*	Focus Financial Partners Inc. Class A	730,147	24,869
	First Financial Bancorp	1,268,545	24,610
	Virtu Financial Inc. Class A	1,051,160	24,608
	Towne Bank	888,641	24,127
	BancFirst Corp.	249,409	23,871
*	Genworth Financial Inc. Class A	6,761,925	23,870
	Park National Corp.	195,676	23,726
	Nelnet Inc. Class A	274,654	23,414
	Trustmark Corp.	800,767	23,374
	Sandy Spring Bancorp Inc.	586,170	22,902
*	Silvergate Capital Corp. Class A	427,258	22,871
	Stock Yards Bancorp Inc.	379,585	22,707
	Heartland Financial USA Inc.	546,242	22,691
	PJT Partners Inc. Class A	322,366	22,656
	Provident Financial Services Inc.	1,013,392	22,558
	Two Harbors Investment Corp.	4,518,748	22,503
	Veritex Holdings Inc.	762,289	22,305
	Lakeland Financial Corp.	335,093	22,257
	Renasant Corp.	753,606	21,711
	Horace Mann Educators Corp.	564,279	21,657
	Hope Bancorp Inc.	1,559,605	21,585
*,1	Upstart Holdings Inc.	680,826	21,528
	Cohen & Steers Inc.	337,352	21,452
*	Cannae Holdings Inc.	1,107,692	21,423
	NBT Bancorp Inc.	566,941	21,311
	Northwest Bancshares Inc.	1,654,160	21,173
	Piper Sandler Cos.	186,472	21,138
*	Palomar Holdings Inc.	325,700	20,975
	TriCo Bancshares	458,094	20,907
*,1	Coinbase Global Inc. Class A	443,115	20,835
	Westamerica Bancorp	363,882	20,254
	Enterprise Financial Services Corp.	479,676	19,907
*	Triumph Bancorp Inc.	316,803	19,819
	Eagle Bancorp Inc.	416,027	19,724
*	PRA Group Inc.	533,033	19,381
*	NMI Holdings Inc. Class A	1,154,486	19,222
*	Encore Capital Group Inc.	328,351	18,969
		Shares	Market Value• ($000)
	FB Financial Corp.	478,468	18,766
*	Green Dot Corp. Class A	733,376	18,415
	Safety Insurance Group Inc.	188,892	18,341
	Apollo Commercial Real Estate Finance Inc.	1,748,903	18,259
	Stewart Information Services Corp.	360,258	17,923
	PennyMac Financial Services Inc.	405,360	17,718
*	StoneX Group Inc.	226,169	17,657
	Hilltop Holdings Inc.	657,968	17,541
*	BRP Group Inc. Class A	720,455	17,399
	Argo Group International Holdings Ltd.	467,596	17,236
	First Commonwealth Financial Corp.	1,272,288	17,074
	ProAssurance Corp.	722,505	17,073
	StepStone Group Inc. Class A	648,101	16,870
	PennyMac Mortgage Investment Trust	1,215,655	16,813
	First Bancorp (XNGS)	473,101	16,511
	Virtus Investment Partners Inc.	95,377	16,311
	CNA Financial Corp.	361,302	16,222
	Capitol Federal Financial Inc.	1,751,568	16,079
	Employers Holdings Inc.	381,390	15,976
	National Bank Holdings Corp. Class A	416,505	15,940
[1]	Franklin BSP Realty Trust Inc.	1,179,856	15,904
	Mercury General Corp.	358,683	15,890
	City Holding Co.	198,222	15,834
	Berkshire Hills Bancorp Inc.	637,844	15,799
	OFG Bancorp	620,983	15,773
*	LendingClub Corp.	1,344,419	15,716
	Ladder Capital Corp.	1,489,087	15,695
	Southside Bancshares Inc.	416,625	15,590
	First Busey Corp.	678,296	15,499
	OceanFirst Financial Corp.	809,591	15,487
	Meta Financial Group Inc.	394,919	15,272
*	Bancorp Inc.	769,780	15,026
	BGC Partners Inc. Class A	4,336,448	14,614
	Live Oak Bancshares Inc.	428,858	14,534
	German American Bancorp Inc.	415,026	14,186
*,1	Forge Global Holdings Inc.	1,361,311	14,171
	S&T Bancorp Inc.	512,137	14,048
	Brookline Bancorp Inc.	1,052,753	14,012
*	Open Lending Corp. Class A	1,365,924	13,973
	New York Mortgage Trust Inc.	5,042,154	13,916
*	Customers Bancorp Inc.	402,414	13,642
	AMERISAFE Inc.	260,507	13,549
*	Enova International Inc.	453,799	13,078
	First Foundation Inc.	638,368	13,074
	Dime Community Bancshares Inc.	439,812	13,040
	Banc of California Inc.	736,472	12,977
	MFA Financial Inc.	1,198,067	12,879
	Premier Financial Corp.	496,371	12,583
	James River Group Holdings Ltd.	506,342	12,547
	Preferred Bank	182,815	12,435
	Lakeland Bancorp Inc.	849,018	12,413
	Heritage Financial Corp.	488,279	12,285
	Goosehead Insurance Inc. Class A	265,776	12,138
[1]	Rocket Cos. Inc. Class A	1,644,755	12,105
*	Blucora Inc.	653,694	12,067
	Redwood Trust Inc.	1,560,468	12,031
	Broadmark Realty Capital Inc.	1,782,775	11,962
	QCR Holdings Inc.	220,995	11,932
*	Columbia Financial Inc.	542,670	11,836
	ConnectOne Bancorp Inc.	483,515	11,822
	KKR Real Estate Finance Trust Inc.	677,133	11,816
*	Nicolet Bankshares Inc.	162,471	11,753
	Origin Bancorp Inc.	298,658	11,588
	Tompkins Financial Corp.	160,324	11,559
*	PROG Holdings Inc.	700,361	11,556
*	Donnelley Financial Solutions Inc.	391,925	11,479
	Washington Trust Bancorp Inc.	236,745	11,451
[1]	ARMOUR Residential REIT Inc.	1,605,388	11,302
	TPG Inc. Class A	462,913	11,068

11

Extended Market Index Fund
		Shares	Market Value• ($000)
	Ready Capital Corp.	912,906	10,882
	Ellington Financial Inc.	731,903	10,737
	Federal Agricultural Mortgage Corp. Class C	107,372	10,485
	1st Source Corp.	230,710	10,474
	United Fire Group Inc.	303,999	10,406
	Univest Financial Corp.	404,096	10,280
	Kearny Financial Corp.	874,706	9,718
	Allegiance Bancshares Inc.	255,868	9,662
	BrightSpire Capital Inc. Class A	1,267,224	9,568
*	Metropolitan Bank Holding Corp.	137,496	9,545
*,1	Lemonade Inc.	522,718	9,545
	Horizon Bancorp Inc.	543,184	9,462
	Hanmi Financial Corp.	415,195	9,317
	B. Riley Financial Inc.	215,284	9,096
	TFS Financial Corp.	646,851	8,881
	Camden National Corp.	201,112	8,859
	Cowen Inc. Class A	371,876	8,810
	Flushing Financial Corp.	412,255	8,765
	HarborOne Bancorp Inc.	615,171	8,483
	Peoples Bancorp Inc.	318,690	8,477
	Brightsphere Investment Group Inc.	468,429	8,436
	Central Pacific Financial Corp.	392,156	8,412
	Community Trust Bancorp Inc.	206,394	8,347
	Amerant Bancorp Inc. Class A	295,727	8,316
	First Mid Bancshares Inc.	229,804	8,197
	Heritage Commerce Corp.	757,118	8,094
	HomeStreet Inc.	231,698	8,033
*	CrossFirst Bankshares Inc.	608,330	8,030
*	MBIA Inc.	645,428	7,971
	Byline Bancorp Inc.	333,045	7,926
	Merchants Bancorp	345,881	7,841
	Dynex Capital Inc.	491,233	7,820
	Ares Commercial Real Estate Corp.	625,090	7,645
	First Bancshares Inc.	264,986	7,579
	WisdomTree Investments Inc.	1,484,335	7,526
	HCI Group Inc.	110,239	7,470
	Victory Capital Holdings Inc. Class A	307,459	7,410
	Diamond Hill Investment Group Inc.	42,656	7,407
	TPG RE Finance Trust Inc.	814,344	7,337
	Granite Point Mortgage Trust Inc.	764,281	7,314
*	Ambac Financial Group Inc.	639,779	7,261
	A-Mark Precious Metals Inc.	224,577	7,243
	Old Second Bancorp Inc.	541,346	7,243
	Cambridge Bancorp	86,883	7,185
	TrustCo Bank Corp.	227,418	7,014
	Great Southern Bancorp Inc.	118,906	6,963
[1]	Orchid Island Capital Inc.	2,376,229	6,772
	CBTX Inc.	253,882	6,751
*	LendingTree Inc.	153,933	6,745
	Midland States Bancorp Inc.	279,944	6,730
	Northfield Bancorp Inc.	511,179	6,661
*	SiriusPoint Ltd.	1,213,453	6,577
	Mercantile Bank Corp.	201,767	6,446
	Bank of Marin Bancorp	202,458	6,434
	Bank First Corp.	83,949	6,364
[1]	Invesco Mortgage Capital Inc.	418,811	6,148
	National Western Life Group Inc. Class A	30,179	6,117
	Hingham Institution For Savings	21,465	6,091
	Arrow Financial Corp.	188,255	5,988
	MidWestOne Financial Group Inc.	201,289	5,982
	P10 Inc. Class A	535,667	5,957
	Business First Bancshares Inc.	277,782	5,920
	Peapack-Gladstone Financial Corp.	195,058	5,793
	Independent Bank Corp. (Michigan)	300,173	5,787
	First Financial Corp.	127,139	5,658
	Financial Institutions Inc.	215,311	5,602
	Equity Bancshares Inc. Class A	192,093	5,601
	Republic Bancorp Inc. Class A	115,936	5,594
*	EZCORP Inc. Class A	742,162	5,574
		Shares	Market Value• ($000)
	Farmers National Banc Corp.	369,162	5,537
	HomeTrust Bancshares Inc.	221,267	5,532
	Waterstone Financial Inc.	323,527	5,516
	CNB Financial Corp.	226,856	5,488
	First Community Bankshares Inc.	178,444	5,248
	Bar Harbor Bankshares	202,285	5,231
	Peoples Financial Services Corp.	93,637	5,229
	Primis Financial Corp.	379,729	5,176
	Universal Insurance Holdings Inc.	395,366	5,152
*	World Acceptance Corp.	45,189	5,072
	Citizens & Northern Corp.	209,102	5,054
*	Coastal Financial Corp.	132,314	5,044
	Alerus Financial Corp.	211,273	5,030
	Capstar Financial Holdings Inc.	252,366	4,951
	SmartFinancial Inc.	204,788	4,948
	Regional Management Corp.	131,460	4,913
[1]	Farmers & Merchants Bancorp Inc.	147,667	4,901
	West Bancorp Inc.	199,877	4,865
*	Blue Foundry Bancorp	405,607	4,863
	American National Bankshares Inc.	139,995	4,845
	Metrocity Bankshares Inc.	237,854	4,831
	First Internet Bancorp	130,572	4,808
*	Carter Bankshares Inc.	359,589	4,747
	Mid Penn Bancorp Inc.	172,371	4,649
*	AssetMark Financial Holdings Inc.	247,389	4,643
	Southern Missouri Bancorp Inc.	102,303	4,630
*	Southern First Bancshares Inc.	104,405	4,551
	Bridge Investment Group Holdings Inc. Class A	312,811	4,548
	MVB Financial Corp.	145,333	4,521
*,1	Hippo Holdings Inc.	5,079,443	4,463
	Capital City Bank Group Inc.	159,090	4,437
	Shore Bancshares Inc.	238,396	4,410
	First of Long Island Corp.	250,442	4,390
[1]	UWM Holdings Corp. Class A	1,225,713	4,339
	Civista Bancshares Inc.	199,556	4,243
*	Selectquote Inc.	1,694,230	4,202
	Sierra Bancorp	192,109	4,175
*	Bridgewater Bancshares Inc.	257,194	4,151
*,1	Hagerty Inc. Class A	358,458	4,119
	Oppenheimer Holdings Inc. Class A	123,770	4,089
	Amalgamated Financial Corp.	204,171	4,039
	Guaranty Bancshares Inc.	106,714	3,868
	Home Bancorp Inc.	112,003	3,823
*	Professional Holding Corp. Class A	190,415	3,818
	South Plains Financial Inc.	157,484	3,802
	Orrstown Financial Services Inc.	157,220	3,800
	Northeast Bank	103,692	3,788
	Provident Bancorp Inc.	238,739	3,748
	BayCom Corp.	180,145	3,725
	PCSB Financial Corp.	193,725	3,698
	BCB Bancorp Inc.	212,841	3,625
	ACNB Corp.	121,038	3,594
	Red River Bancshares Inc.	65,868	3,562
	Northrim Bancorp Inc.	88,413	3,560
[1]	John Marshall Bancorp Inc.	155,700	3,509
*	Acacia Research Corp.	680,956	3,432
	First Bancorp Inc.	113,699	3,426
	RBB Bancorp	164,129	3,393
	Esquire Financial Holdings Inc.	101,788	3,390
	Colony Bankcorp Inc.	224,239	3,384
	Enterprise Bancorp Inc.	104,032	3,349
	Donegal Group Inc. Class A	194,016	3,308
	Investors Title Co.	21,033	3,300
	Summit Financial Group Inc.	118,808	3,300
	PCB Bancorp	176,010	3,288
	Blue Ridge Bankshares Inc.	214,239	3,282
	First Bank	232,221	3,246
*	Ocwen Financial Corp.	115,250	3,158
	FS Bancorp Inc.	109,226	3,136

12

Extended Market Index Fund
		Shares	Market Value• ($000)
	GCM Grosvenor Inc. Class A	441,003	3,021
*	Velocity Financial Inc.	273,207	3,003
	AFC Gamma Inc.	194,728	2,985
*	eHealth Inc.	318,234	2,969
*	Ponce Financial Group Inc.	321,052	2,967
	Tiptree Inc. Class A	277,013	2,942
	Investar Holding Corp.	134,265	2,940
	Perella Weinberg Partners Class A	497,279	2,899
	Macatawa Bank Corp.	320,645	2,835
	First Business Financial Services Inc.	90,275	2,816
*	Greenlight Capital Re Ltd. Class A	362,625	2,803
	Evans Bancorp Inc.	82,185	2,793
	Community Financial Corp.	75,681	2,791
*	FVCBankcorp Inc.	147,925	2,785
	National Bankshares Inc.	88,324	2,773
	Parke Bancorp Inc.	129,820	2,721
	Territorial Bancorp Inc.	129,778	2,706
	HBT Financial Inc.	151,274	2,703
	Federal Agricultural Mortgage Corp. Class A	29,589	2,692
	Norwood Financial Corp.	110,554	2,682
*	Republic First Bancorp Inc.	703,196	2,679
	Ames National Corp.	120,576	2,674
	Capital Bancorp Inc.	122,969	2,668
*,1	Citizens Inc. Class A	632,742	2,651
	Codorus Valley Bancorp Inc.	117,292	2,640
*	Atlanticus Holdings Corp.	74,373	2,616
	Bankwell Financial Group Inc.	83,749	2,600
	Manning & Napier Inc. Class A	208,505	2,600
	Timberland Bancorp Inc.	100,093	2,502
	Meridian Corp.	81,751	2,477
	Great Ajax Corp.	243,268	2,333
	Middlefield Banc Corp.	91,987	2,318
	Unity Bancorp Inc.	87,448	2,316
	Chemung Financial Corp.	48,507	2,280
	ESSA Bancorp Inc.	135,039	2,269
	First Northwest Bancorp	145,405	2,268
	Plumas Bancorp	79,224	2,261
	First Guaranty Bancshares Inc.	92,686	2,253
*	First Western Financial Inc.	82,320	2,238
	Penns Woods Bancorp Inc.	96,644	2,232
	Luther Burbank Corp.	170,687	2,227
*	Oscar Health Inc. Class A	522,848	2,222
	Nexpoint Real Estate Finance Inc.	107,930	2,188
	Bank of Princeton	79,418	2,181
	Richmond Mutual Bancorp Inc.	155,807	2,178
	Sculptor Capital Management Inc. Class A	260,847	2,178
	Hawthorn Bancshares Inc.	85,149	2,170
	Greene County Bancorp Inc.	47,791	2,164
*	Oportun Financial Corp.	260,395	2,153
	Central Valley Community Bancorp	145,091	2,104
*	California Bancorp	110,633	2,103
	Virginia National Bankshares Corp.	65,882	2,075
	C&F Financial Corp.	45,113	2,074
	AG Mortgage Investment Trust Inc.	306,551	2,069
	Five Star Bancorp	76,817	2,030
	MainStreet Bancshares Inc.	89,111	2,029
	Citizens Community Bancorp Inc.	145,610	2,014
	Fidelity D&D Bancorp Inc.	49,363	2,009
	LCNB Corp.	132,242	1,977
	Riverview Bancorp Inc.	299,733	1,972
	OP Bancorp	185,247	1,943
*	Maiden Holdings Ltd.	999,523	1,939
	Randolph Bancorp Inc.	73,189	1,936
	Seven Hills Realty Trust	181,233	1,936
*	NI Holdings Inc.	117,275	1,927
	William Penn Bancorp	163,503	1,913
	First United Corp.	100,991	1,895
	FNCB Bancorp Inc.	235,886	1,887
	Crawford & Co. Class B	265,916	1,875
		Shares	Market Value• ($000)
	First Savings Financial Group Inc.	77,924	1,865
	Northeast Community Bancorp Inc.	157,983	1,859
	Peoples Bancorp of North Carolina Inc.	68,223	1,853
	Associated Capital Group Inc. Class A	51,505	1,845
	Greenhill & Co. Inc.	196,365	1,810
	BankFinancial Corp.	189,835	1,783
*	Security National Financial Corp. Class A	209,334	1,771
*	Consumer Portfolio Services Inc.	170,341	1,746
	ChoiceOne Financial Services Inc.	86,197	1,736
	First Community Corp.	90,477	1,734
	SB Financial Group Inc.	99,437	1,716
	Eagle Bancorp Montana Inc.	85,640	1,705
*	Moneylion Inc.	1,278,896	1,688
	Sachem Capital Corp.	412,907	1,685
	Franklin Financial Services Corp.	55,477	1,673
*	Malvern Bancorp Inc.	102,116	1,641
	Medallion Financial Corp.	253,406	1,622
*	Arlington Asset Investment Corp. Class A	494,024	1,606
	Silvercrest Asset Management Group Inc. Class A	97,641	1,602
	Salisbury Bancorp Inc.	33,684	1,591
	Curo Group Holdings Corp.	286,704	1,585
	Westwood Holdings Group Inc.	114,381	1,578
[1]	Ellington Residential Mortgage REIT	209,047	1,562
*,1	Root Inc. Class A	1,309,013	1,558
	Ohio Valley Banc Corp.	51,092	1,542
[1]	Finward Bancorp	41,124	1,542
	First Financial Northwest Inc.	98,698	1,534
*	Sunlight Financial Holdings Inc.	519,494	1,533
	Western New England Bancorp Inc.	198,404	1,480
	Oak Valley Bancorp	85,824	1,476
	Pzena Investment Management Inc. Class A	222,711	1,468
	Prudential Bancorp Inc.	96,106	1,454
*	Sterling Bancorp Inc.	249,917	1,425
	GAMCO Investors Inc. Class A	67,560	1,412
	United Security Bancshares	183,759	1,400
	Provident Financial Holdings Inc.	92,138	1,366
*	Trean Insurance Group Inc.	215,476	1,342
	CF Bankshares Inc.	63,217	1,328
	Summit State Bank	85,789	1,306
*	Catalyst Bancorp Inc.	96,077	1,300
[1]	Chicago Atlantic Real Estate Finance Inc.	84,100	1,267
	Bank of South Carolina Corp.	72,414	1,260
*	USCB Financial Holdings Inc.	109,163	1,260
	Lument Finance Trust Inc.	526,530	1,253
*,1	MarketWise Inc.	340,444	1,226
*	Third Coast Bancshares Inc.	54,695	1,198
	Guild Holdings Co. Class A	117,176	1,194
	Western Asset Mortgage Capital Corp.	981,644	1,188
	First National Corp.	64,436	1,176
	First Capital Inc.	42,197	1,143
*	SWK Holdings Corp.	65,223	1,139
	Old Point Financial Corp.	44,911	1,135
	United Bancorp Inc.	66,947	1,097
	HMN Financial Inc.	47,095	1,087
	Landmark Bancorp Inc.	42,400	1,074
*,1	Bakkt Holdings Inc.	509,027	1,069
*	Pioneer Bancorp Inc.	108,951	1,068
[1]	Cherry Hill Mortgage Investment Corp.	164,718	1,054
	Bayfirst Financial Corp.	55,115	1,044
	Crawford & Co. Class A	133,513	1,041
*	FFBW Inc.	85,136	1,034
[1]	Angel Oak Mortgage Inc.	79,746	1,034
	Union Bankshares Inc.	38,300	1,002
*	Nicholas Financial Inc.	106,813	995
	Citizens Holding Co.	54,008	988
	Bank of the James Financial Group Inc.	75,721	984
	Heritage Insurance Holdings Inc.	370,621	978
	AmeriServ Financial Inc.	245,532	967
	CB Financial Services Inc.	41,665	952

13

Extended Market Index Fund
		Shares	Market Value• ($000)
*	MetroMile Inc.	970,104	890
*	Safeguard Scientifics Inc.	237,576	886
	US Global Investors Inc. Class A	200,591	879
*	Kingsway Financial Services Inc.	151,099	861
	Sound Financial Bancorp Inc.	22,590	857
	First US Bancshares Inc.	76,671	843
*,1	Katapult Holdings Inc.	787,864	843
*	NerdWallet Inc. Class A	104,081	825
	Bank7 Corp.	35,498	811
	Partners Bancorp	87,982	795
*	ACRES Commercial Realty Corp.	96,782	793
	Community West Bancshares	55,316	792
*	Elevate Credit Inc.	313,340	739
*	Affinity Bancshares Inc.	46,797	695
	IF Bancorp Inc.	35,959	683
*	Hallmark Financial Services Inc.	269,016	651
*,1	OppFi Inc.	192,848	634
	Pathfinder Bancorp Inc.	31,287	624
	United Bancshares Inc.	20,954	596
	Limestone Bancorp Inc.	32,326	595
	Hennessy Advisors Inc.	56,865	594
	Auburn National Bancorp Inc.	19,557	529
	Emclaire Financial Corp.	14,701	513
*	GoHealth Inc. Class A	858,555	513
*,1	Finance of America Cos. Inc. Class A	322,706	507
	Kingstone Cos. Inc.	123,015	485
	United Insurance Holdings Corp.	308,517	481
	Manhattan Bridge Capital Inc.	76,457	428
	loanDepot Inc. Class A	285,374	411
	Value Line Inc.	5,099	337
*	Bogota Financial Corp.	29,674	333
*	Midwest Holding Inc.	25,823	310
	Oconee Federal Financial Corp.	13,246	293
*,1	Reliance Global Group Inc.	139,137	291
*	Oxbridge Re Holdings Ltd.	84,970	284
*	Ashford Inc.	20,076	280
*	Heritage Global Inc.	175,564	263
*	Broadway Financial Corp.	235,423	250
	Atlantic American Corp.	88,286	236
*,1,2	Palisade Bio Inc. CVR	238,902	229
*	Rhinebeck Bancorp Inc.	21,436	201
*	Siebert Financial Corp.	129,565	201
*	Vericity Inc.	26,052	186
*	FlexShopper Inc.	180,047	162
	Magyar Bancorp Inc.	12,780	151
	Mid-Southern Bancorp Inc.	10,175	142
	TC Bancshares Inc.	9,876	134
*	Carver Bancorp Inc.	21,622	125
[1]	Cohen & Co. Inc.	11,109	120
*	Income Opportunity Realty Investors Inc.	8,937	110
*	Impac Mortgage Holdings Inc.	181,058	105
	Glen Burnie Bancorp	9,237	98
	Home Federal Bancorp Inc. of Louisiana	4,434	93
*	LM Funding America Inc.	98,813	81
*,1	Marpai Inc. Class A	71,725	69
*	Finwise Bancorp	6,991	65
	Village Bank & Trust Financial Corp.	1,327	62
*	FedNat Holding Co.	178,123	55
*	Conifer Holdings Inc.	24,973	42
*	Patriot National Bancorp Inc.	3,024	37
	National Security Group Inc.	1,272	21
	Southern States Bancshares Inc.	900	20
	Kentucky First Federal Bancorp	2,051	16
	Lake Shore Bancorp Inc.	38	1
*,2	Cogent Biosciences Inc. CVR	101,693	—
			12,295,532
Health Care (13.3%)
*	Veeva Systems Inc. Class A	1,871,601	370,652
*	Seagen Inc.	1,722,946	304,858
		Shares	Market Value• ($000)
*	Avantor Inc.	8,170,873	254,114
*	Horizon Therapeutics plc	3,084,768	246,041
*	Alnylam Pharmaceuticals Inc.	1,621,872	236,550
*	BioMarin Pharmaceutical Inc.	2,476,116	205,196
	Royalty Pharma plc Class A	4,858,726	204,261
*	Insulet Corp.	933,025	203,343
*	United Therapeutics Corp.	606,665	142,955
*	Jazz Pharmaceuticals plc	840,689	131,156
*	Neurocrine Biosciences Inc.	1,277,755	124,556
*	Elanco Animal Health Inc.	6,318,799	124,038
*	Biohaven Pharmaceutical Holding Co. Ltd.	846,708	123,374
*	Repligen Corp.	692,676	112,491
*	Syneos Health Inc.	1,375,080	98,566
	Chemed Corp.	201,960	94,798
*	Exact Sciences Corp.	2,346,286	92,420
*	Shockwave Medical Inc.	480,949	91,943
*	Masimo Corp.	684,363	89,426
*	Exelixis Inc.	4,266,046	88,819
*	Sarepta Therapeutics Inc.	1,174,262	88,023
	Bruker Corp.	1,339,697	84,079
*	Envista Holdings Corp.	2,180,493	84,036
*	Novocure Ltd.	1,206,852	83,876
*	Acadia Healthcare Co. Inc.	1,210,612	81,874
*	Halozyme Therapeutics Inc.	1,838,616	80,899
*	Change Healthcare Inc.	3,401,713	78,444
*	Tenet Healthcare Corp.	1,446,241	76,014
	Encompass Health Corp.	1,336,526	74,912
	Perrigo Co. plc	1,801,754	73,097
	Azenta Inc.	1,008,446	72,709
*	Teladoc Health Inc.	2,155,414	71,581
*	Ionis Pharmaceuticals Inc.	1,902,852	70,444
*	HealthEquity Inc.	1,133,122	69,562
*	Intra-Cellular Therapies Inc.	1,170,571	66,816
*	Inspire Medical Systems Inc.	365,588	66,782
*	Omnicell Inc.	586,606	66,726
*	AMN Healthcare Services Inc.	599,772	65,801
*	Alkermes plc	2,207,806	65,771
*	QuidelOrtho Corp.	672,465	65,350
*	LHC Group Inc.	412,117	64,183
*	Lantheus Holdings Inc.	920,865	60,805
*	Globus Medical Inc. Class A	1,065,863	59,838
*	Penumbra Inc.	473,473	58,957
*	10X Genomics Inc. Class A	1,275,110	57,699
*	Ultragenyx Pharmaceutical Inc.	965,804	57,620
*,1	CRISPR Therapeutics AG	948,169	57,620
	Premier Inc. Class A	1,584,843	56,547
*	Apellis Pharmaceuticals Inc.	1,232,800	55,747
*	Guardant Health Inc.	1,371,836	55,340
*	Medpace Holdings Inc.	366,270	54,820
*,1	Novavax Inc.	1,057,512	54,388
*	Integra LifeSciences Holdings Corp.	957,251	51,720
	Ensign Group Inc.	697,877	51,273
*	Option Care Health Inc.	1,842,105	51,192
*	Tandem Diabetes Care Inc.	858,771	50,831
*	Intellia Therapeutics Inc.	967,972	50,102
*	Turning Point Therapeutics Inc.	664,016	49,967
*	Arrowhead Pharmaceuticals Inc.	1,402,841	49,394
*	Amedisys Inc.	438,268	46,071
*	Cytokinetics Inc.	1,164,358	45,748
*	STAAR Surgical Co.	633,634	44,944
*	Mirati Therapeutics Inc.	667,348	44,799
*	Haemonetics Corp.	680,802	44,375
*	ICU Medical Inc.	268,912	44,206
*	LivaNova plc	707,402	44,191
*,1	Doximity Inc. Class A	1,249,818	43,519
*	iRhythm Technologies Inc.	400,665	43,284
*	Natera Inc.	1,184,029	41,962
*	Maravai LifeSciences Holdings Inc. Class A	1,471,074	41,793
*	Blueprint Medicines Corp.	784,942	39,647

14

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Prestige Consumer Healthcare Inc.	669,987	39,395
*	PTC Therapeutics Inc.	944,000	37,817
*	R1 RCM Inc.	1,785,066	37,415
	CONMED Corp.	388,532	37,206
*	Karuna Therapeutics Inc.	291,814	36,917
*	Denali Therapeutics Inc.	1,243,594	36,599
*	Merit Medical Systems Inc.	674,267	36,592
*	Pacira BioSciences Inc.	624,356	36,400
*	Amicus Therapeutics Inc.	3,349,206	35,970
*	Enovis Corp.	652,954	35,912
*	Axonics Inc.	618,209	35,034
	Patterson Cos. Inc.	1,152,010	34,906
*,1	Neogen Corp.	1,429,129	34,428
*	NuVasive Inc.	688,441	33,844
*	Evolent Health Inc. Class A	1,089,311	33,453
	Select Medical Holdings Corp.	1,401,953	33,114
*	Inari Medical Inc.	467,798	31,806
	Owens & Minor Inc.	1,003,095	31,547
*	Insmed Inc.	1,580,210	31,162
*	Integer Holdings Corp.	439,490	31,054
*	Oak Street Health Inc.	1,888,086	31,040
*	Certara Inc.	1,411,409	30,289
*,1	Corcept Therapeutics Inc.	1,269,749	30,195
*	Covetrus Inc.	1,376,723	28,567
*	Glaukos Corp.	625,896	28,428
*	Twist Bioscience Corp.	799,119	27,937
*	BioCryst Pharmaceuticals Inc.	2,563,886	27,126
*	Progyny Inc.	926,127	26,904
*	Fate Therapeutics Inc.	1,084,679	26,878
*	Sotera Health Co.	1,341,252	26,275
*	Beam Therapeutics Inc.	656,083	25,397
*	AtriCure Inc.	614,810	25,121
*	Global Blood Therapeutics Inc.	785,995	25,113
*	Vir Biotechnology Inc.	981,625	25,002
*	Arvinas Inc.	577,810	24,320
*	Pediatrix Medical Group Inc.	1,135,040	23,847
*	Ironwood Pharmaceuticals Inc. Class A	2,038,566	23,505
*	AdaptHealth Corp. Class A	1,295,406	23,369
*	Allscripts Healthcare Solutions Inc.	1,554,765	23,057
*	Sage Therapeutics Inc.	700,151	22,615
*	ACADIA Pharmaceuticals Inc.	1,567,760	22,090
*	Xencor Inc.	779,913	21,346
*	Supernus Pharmaceuticals Inc.	715,499	20,692
*	CryoPort Inc.	664,351	20,582
*	Nevro Corp.	467,810	20,504
*	Iovance Biotherapeutics Inc.	1,843,586	20,353
*	Dynavax Technologies Corp.	1,607,693	20,241
*	Ligand Pharmaceuticals Inc.	223,229	19,917
*	Cerevel Therapeutics Holdings Inc.	750,764	19,850
*	Embecta Corp.	766,449	19,407
*	Apollo Medical Holdings Inc.	502,373	19,387
*	Myriad Genetics Inc.	1,060,890	19,276
	US Physical Therapy Inc.	173,990	19,000
*	Veracyte Inc.	950,348	18,912
*	CorVel Corp.	124,535	18,340
*	Emergent BioSolutions Inc.	590,796	18,338
*	Krystal Biotech Inc.	272,714	17,906
*	1Life Healthcare Inc.	2,275,314	17,838
*	Zentalis Pharmaceuticals Inc.	634,632	17,833
*	Meridian Bioscience Inc.	585,023	17,796
*	Multiplan Corp.	3,233,427	17,752
*	Addus HomeCare Corp.	212,815	17,723
*	Avanos Medical Inc.	644,263	17,614
*	Phreesia Inc.	687,934	17,205
*	Relay Therapeutics Inc.	1,024,913	17,167
*	Amphastar Pharmaceuticals Inc.	490,653	17,070
*	Silk Road Medical Inc.	468,801	17,060
*	Celldex Therapeutics Inc.	625,183	16,855
*	Travere Therapeutics Inc.	690,659	16,735
		Shares	Market Value• ($000)
*	Schrodinger Inc.	632,432	16,703
*	Kura Oncology Inc.	904,571	16,581
*	REVOLUTION Medicines Inc.	838,595	16,344
*	Agios Pharmaceuticals Inc.	736,493	16,328
*	ChemoCentryx Inc.	654,692	16,223
*	Vericel Corp.	625,071	15,739
*	Arcus Biosciences Inc.	610,068	15,459
*	Axsome Therapeutics Inc.	400,912	15,355
*	CareDx Inc.	705,569	15,156
*	Natus Medical Inc.	461,979	15,139
*	Harmony Biosciences Holdings Inc.	304,511	14,851
	Mesa Laboratories Inc.	70,186	14,314
*,1	EQRx Inc.	3,024,906	14,187
*	Fulgent Genetics Inc.	260,094	14,183
*,1	Cassava Sciences Inc.	500,687	14,079
*	agilon health Inc.	642,681	14,030
*	Syndax Pharmaceuticals Inc.	727,771	14,002
*	ModivCare Inc.	163,733	13,835
*	IVERIC bio Inc.	1,434,787	13,803
*	OPKO Health Inc.	5,450,891	13,791
*	Surgery Partners Inc.	474,218	13,714
*	Heska Corp.	144,654	13,671
*	NeoGenomics Inc.	1,649,007	13,439
*	NextGen Healthcare Inc.	768,355	13,400
*	Bridgebio Pharma Inc.	1,454,965	13,211
*	Pacific Biosciences of California Inc.	2,950,387	13,041
*	Prothena Corp. plc	479,642	13,022
*,1	MannKind Corp.	3,386,240	12,902
*	Avid Bioservices Inc.	823,514	12,567
*	Innoviva Inc.	845,153	12,474
	National HealthCare Corp.	177,822	12,430
*	REGENXBIO Inc.	502,446	12,410
*	Cerus Corp.	2,344,619	12,403
*	Revance Therapeutics Inc.	896,338	12,387
*	FibroGen Inc.	1,161,086	12,261
*	ImmunoGen Inc.	2,706,652	12,180
*,1	Sorrento Therapeutics Inc.	6,058,370	12,177
	LeMaitre Vascular Inc.	264,669	12,056
*	Crinetics Pharmaceuticals Inc.	643,240	11,996
*	Adaptive Biotechnologies Corp.	1,481,532	11,986
*	Madrigal Pharmaceuticals Inc.	167,353	11,979
	Atrion Corp.	18,798	11,821
*	TransMedics Group Inc.	374,180	11,768
*	American Well Corp. Class A	2,681,082	11,582
*	Allogene Therapeutics Inc.	1,007,167	11,482
*	Enanta Pharmaceuticals Inc.	242,647	11,470
*	Varex Imaging Corp.	533,101	11,403
*	Brookdale Senior Living Inc.	2,489,305	11,301
*	Reata Pharmaceuticals Inc. Class A	371,240	11,282
*	Chinook Therapeutics Inc.	623,654	10,908
*	Editas Medicine Inc.	918,872	10,870
*,1	Cano Health Inc.	2,458,343	10,768
	Simulations Plus Inc.	215,357	10,624
*	RadNet Inc.	613,506	10,601
*	Privia Health Group Inc.	355,850	10,362
*	Health Catalyst Inc.	711,047	10,303
*	Anavex Life Sciences Corp.	1,023,362	10,244
*	Artivion Inc.	540,989	10,214
*	AngioDynamics Inc.	525,433	10,167
*	Sangamo Therapeutics Inc.	2,455,645	10,166
*,1	Clover Health Investments Corp. Class A	4,674,124	10,003
*	Cross Country Healthcare Inc.	474,592	9,886
*,1	Geron Corp.	6,187,616	9,591
*	Vaxcyte Inc.	440,011	9,575
*	Nektar Therapeutics	2,502,916	9,511
*	Kymera Therapeutics Inc.	476,201	9,376
*	Atara Biotherapeutics Inc.	1,199,486	9,344
*	uniQure NV	491,547	9,162
*	Catalyst Pharmaceuticals Inc.	1,297,982	9,099

15

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Aclaris Therapeutics Inc.	636,343	8,883
*	SomaLogic Inc.	1,932,988	8,737
*	SpringWorks Therapeutics Inc.	349,719	8,610
*	Avidity Biosciences Inc.	588,233	8,547
*	Definitive Healthcare Corp. Class A	369,814	8,480
*	Rocket Pharmaceuticals Inc.	615,335	8,467
*	Collegium Pharmaceutical Inc.	473,443	8,389
*	Codexis Inc.	793,903	8,304
*	Vanda Pharmaceuticals Inc.	759,457	8,278
*	OrthoPediatrics Corp.	191,211	8,251
*	Cutera Inc.	219,463	8,230
*	Outset Medical Inc.	550,456	8,180
*	Alector Inc.	790,813	8,035
*	Arcutis Biotherapeutics Inc.	375,835	8,009
*	Cardiovascular Systems Inc.	553,494	7,948
*	NanoString Technologies Inc.	615,852	7,821
*	Morphic Holding Inc.	355,303	7,710
*	Hims & Hers Health Inc.	1,701,655	7,709
*	Deciphera Pharmaceuticals Inc.	585,329	7,697
*	2seventy bio Inc.	575,970	7,603
*	TG Therapeutics Inc.	1,786,257	7,592
*	Mersana Therapeutics Inc.	1,642,466	7,588
*,1	Myovant Sciences Ltd.	605,022	7,520
*	Agiliti Inc.	364,467	7,475
*	HealthStream Inc.	341,230	7,408
*	Quanterix Corp.	457,463	7,406
*	UFP Technologies Inc.	92,921	7,394
*,1	DocGo Inc.	1,033,899	7,382
	National Research Corp.	189,793	7,265
*	Hanger Inc.	506,930	7,259
*,1	Sana Biotechnology Inc.	1,119,164	7,196
*	Y-mAbs Therapeutics Inc.	474,545	7,180
*	Replimune Group Inc.	406,641	7,108
*	Surmodics Inc.	188,347	7,012
*,1	23andMe Holding Co.	2,820,529	6,995
*	Pulmonx Corp.	474,979	6,992
*	Castle Biosciences Inc.	318,102	6,982
*	Eagle Pharmaceuticals Inc.	156,309	6,945
*	Nurix Therapeutics Inc.	543,041	6,880
*,1	Point Biopharma Global Inc. Class A	1,001,548	6,821
*,1	Invitae Corp.	2,795,049	6,820
*	Radius Health Inc.	651,518	6,756
*	OptimizeRx Corp.	245,836	6,733
*	Relmada Therapeutics Inc.	351,617	6,677
*	Inogen Inc.	276,063	6,675
*	Computer Programs & Systems Inc.	206,068	6,588
*	NGM Biopharmaceuticals Inc.	510,283	6,542
*,1	CTI BioPharma Corp.	1,093,754	6,530
*	Theravance Biopharma Inc.	714,314	6,472
*	Orthofix Medical Inc.	274,513	6,462
*	Coherus Biosciences Inc.	876,830	6,348
*,1	Sharecare Inc.	3,949,157	6,240
*	Community Health Systems Inc.	1,658,555	6,220
*	Ideaya Biosciences Inc.	450,541	6,217
*	Agenus Inc.	3,198,400	6,205
*,1	Ocugen Inc.	2,707,219	6,145
*	PetIQ Inc. Class A	365,492	6,137
*	Gossamer Bio Inc.	732,204	6,129
*	Alphatec Holdings Inc.	925,251	6,051
[1]	SIGA Technologies Inc.	513,603	5,948
*,1	Vaxart Inc.	1,697,682	5,942
*	Accolade Inc.	788,710	5,836
*,1	Senseonics Holdings Inc.	5,517,614	5,683
*	Altimmune Inc.	480,065	5,617
*	BioLife Solutions Inc.	404,402	5,585
*	iTeos Therapeutics Inc.	269,897	5,560
*	Evolus Inc.	476,680	5,529
*,1	Bionano Genomics Inc.	3,963,654	5,470
*	GoodRx Holdings Inc. Class A	921,603	5,456
		Shares	Market Value• ($000)
	Phibro Animal Health Corp. Class A	285,005	5,452
*,1	Butterfly Network Inc.	1,772,553	5,442
*	ViewRay Inc.	2,044,963	5,419
*	AnaptysBio Inc.	265,231	5,384
*	Cara Therapeutics Inc.	587,508	5,364
*,1	Roivant Sciences Ltd.	1,304,803	5,311
*,1	Esperion Therapeutics Inc.	833,408	5,300
*	Albireo Pharma Inc.	265,710	5,277
*	PMV Pharmaceuticals Inc.	369,443	5,265
*	ANI Pharmaceuticals Inc.	175,516	5,208
*	Atea Pharmaceuticals Inc.	724,271	5,142
*,1	ADMA Biologics Inc.	2,555,403	5,060
*,1	Sema4 Holdings Corp.	4,005,010	5,046
*	Nuvation Bio Inc.	1,556,076	5,042
*	Day One Biopharmaceuticals Inc.	278,909	4,992
*	SI-BONE Inc.	377,284	4,980
*	Inovio Pharmaceuticals Inc.	2,872,555	4,970
*	Aerie Pharmaceuticals Inc.	650,497	4,879
*	RAPT Therapeutics Inc.	267,207	4,877
*	Keros Therapeutics Inc.	176,070	4,865
*	Axogen Inc.	583,910	4,782
*	Protagonist Therapeutics Inc.	603,836	4,776
*	Pennant Group Inc.	371,053	4,753
*,1	Viridian Therapeutics Inc.	406,221	4,700
*	Arcturus Therapeutics Holdings Inc.	297,077	4,676
*,1	Intercept Pharmaceuticals Inc.	336,297	4,644
*	Anika Therapeutics Inc.	206,804	4,616
*	Zimvie Inc.	282,062	4,516
*,1	Nkarta Inc.	364,602	4,492
*	Kezar Life Sciences Inc.	541,789	4,481
*	Figs Inc. Class A	487,153	4,438
*	Signify Health Inc. Class A	319,277	4,406
*	Ocular Therapeutix Inc.	1,090,428	4,384
*	Seer Inc. Class A	486,887	4,358
*,1	Tricida Inc.	447,813	4,335
*,1	Mirum Pharmaceuticals Inc.	221,550	4,311
*	Karyopharm Therapeutics Inc.	939,089	4,235
*	Amneal Pharmaceuticals Inc.	1,313,864	4,178
*	Alignment Healthcare Inc.	363,579	4,148
*	Organogenesis Holdings Inc. Class A	848,776	4,142
	Utah Medical Products Inc.	47,898	4,114
*	Cullinan Oncology Inc.	320,717	4,112
*,1	Cogent Biosciences Inc.	453,705	4,092
*	Bluebird Bio Inc.	968,064	4,008
*	Stoke Therapeutics Inc.	303,303	4,007
*,1	Tango Therapeutics Inc.	883,351	4,002
*	Heron Therapeutics Inc.	1,405,934	3,923
*	Prometheus Biosciences Inc.	138,859	3,920
*	MiMedx Group Inc.	1,110,308	3,853
*,1	Alaunos Therapeutics Inc.	3,097,222	3,841
*	Generation Bio Co.	582,442	3,821
*	C4 Therapeutics Inc.	492,654	3,715
*	Kiniksa Pharmaceuticals Ltd. Class A	376,289	3,646
*	Foghorn Therapeutics Inc.	261,708	3,559
*	Aadi Bioscience Inc.	287,960	3,548
*,1	Bioxcel Therapeutics Inc.	265,635	3,506
*	Epizyme Inc.	2,351,974	3,457
*	Arbutus Biopharma Corp.	1,274,366	3,454
*	Adicet Bio Inc.	235,153	3,433
*	Kodiak Sciences Inc.	438,652	3,351
*,1	ImmunityBio Inc.	897,851	3,340
*,1	XOMA Corp.	149,872	3,339
*,1	ClearPoint Neuro Inc.	248,345	3,241
*,1	CareMax Inc.	885,783	3,215
*,1	Tarsus Pharmaceuticals Inc.	219,962	3,211
*,1	Clovis Oncology Inc.	1,756,343	3,161
*	Inhibrx Inc.	275,736	3,130
*	Sutro Biopharma Inc.	593,620	3,093
*,1	CinCor Pharma Inc.	163,220	3,075

16

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	LifeStance Health Group Inc.	542,869	3,018
*	Akero Therapeutics Inc.	318,130	3,006
*	Forma Therapeutics Holdings Inc.	435,980	3,004
*	PROCEPT BioRobotics Corp.	91,789	3,001
	iRadimed Corp.	88,053	2,989
*	Cymabay Therapeutics Inc.	1,003,707	2,961
*	Seres Therapeutics Inc.	858,564	2,945
*	Joint Corp.	191,030	2,925
*,1	Verve Therapeutics Inc.	190,944	2,918
*,1	Zomedica Corp.	13,205,251	2,906
*	Eiger BioPharmaceuticals Inc.	454,347	2,862
*	Aldeyra Therapeutics Inc.	716,158	2,857
*	Verastem Inc.	2,414,753	2,801
*,1	VBI Vaccines Inc.	3,463,874	2,801
*	Berkeley Lights Inc.	556,804	2,767
*	Provention Bio Inc.	688,273	2,753
*	Viking Therapeutics Inc.	951,502	2,750
*	Rigel Pharmaceuticals Inc.	2,388,005	2,698
*,1	CEL - SCI Corp.	598,752	2,694
*,1	Lineage Cell Therapeutics Inc.	1,704,495	2,693
*	OraSure Technologies Inc.	986,046	2,672
*	KalVista Pharmaceuticals Inc.	271,213	2,669
*	AVEO Pharmaceuticals Inc.	405,482	2,660
*,1	Recursion Pharmaceuticals Inc. Class A	323,509	2,633
*,1	Quantum-Si Inc.	1,134,487	2,632
*,1	DICE Therapeutics Inc.	169,126	2,625
*	Kinnate Biopharma Inc.	206,204	2,600
*,1	Humacyte Inc.	808,579	2,596
*	Liquidia Corp.	594,006	2,590
*,2	PDL BioPharma Inc.	1,757,467	2,583
*,1	Amylyx Pharmaceuticals Inc.	131,359	2,530
*	Harrow Health Inc.	346,656	2,524
*,1	G1 Therapeutics Inc.	500,843	2,474
*	SeaSpine Holdings Corp.	435,508	2,461
[1]	Zynex Inc.	306,578	2,447
*,1	Xeris Biopharma Holdings Inc.	1,580,195	2,434
*	Accuray Inc.	1,241,097	2,433
*	InfuSystem Holdings Inc.	250,919	2,416
*	Apyx Medical Corp.	407,859	2,390
*	EyePoint Pharmaceuticals Inc.	302,989	2,385
*,1	Omeros Corp.	860,394	2,366
*	4D Molecular Therapeutics Inc.	333,488	2,328
*	Pliant Therapeutics Inc.	282,015	2,259
*	ALX Oncology Holdings Inc.	277,012	2,241
	ProPhase Labs Inc.	176,029	2,232
*,1	IGM Biosciences Inc.	122,922	2,216
*	Immunovant Inc.	566,815	2,211
*	Beyond Air Inc.	330,217	2,209
*	Rhythm Pharmaceuticals Inc.	531,206	2,205
*,1	Inozyme Pharma Inc.	462,254	2,205
*	Design Therapeutics Inc.	157,236	2,201
*	Treace Medical Concepts Inc.	153,406	2,200
*	Dyne Therapeutics Inc.	318,763	2,190
*	MacroGenics Inc.	737,125	2,175
*	Voyager Therapeutics Inc.	366,690	2,167
*	Co-Diagnostics Inc.	383,392	2,151
*,1	VistaGen Therapeutics Inc.	2,426,478	2,135
*	Marinus Pharmaceuticals Inc.	439,069	2,125
*,1	Talkspace Inc.	1,231,313	2,093
*	Cytek Biosciences Inc.	194,833	2,091
*,1	CorMedix Inc.	516,109	2,075
*	Savara Inc.	1,364,571	2,074
*,1	Sesen Bio Inc.	2,559,435	2,074
*,1	Lyell Immunopharma Inc.	317,510	2,070
*	Arcellx Inc.	113,209	2,047
*	Optinose Inc.	554,680	2,030
*	Kronos Bio Inc.	552,831	2,012
*	Scholar Rock Holding Corp.	361,076	1,982
*	Chimerix Inc.	948,029	1,972
		Shares	Market Value• ($000)
*,1	Janux Therapeutics Inc.	160,794	1,963
*	Tactile Systems Technology Inc.	268,032	1,957
*	ORIC Pharmaceuticals Inc.	431,438	1,933
*	Bioventus Inc. Class A	280,713	1,914
*,1	KemPharm Inc.	427,052	1,905
*,1	DermTech Inc.	342,841	1,899
*	Fulcrum Therapeutics Inc.	387,083	1,897
*	Semler Scientific Inc.	65,908	1,857
*	Inotiv Inc.	192,729	1,850
*	Harvard Bioscience Inc.	511,664	1,842
*,1	Matinas BioPharma Holdings Inc.	2,328,621	1,840
*,1	Atossa Therapeutics Inc.	1,683,368	1,835
*	Phathom Pharmaceuticals Inc.	213,738	1,804
*	Assertio Holdings Inc.	609,803	1,799
*,1	GreenLight Biosciences Holdings PBC	811,503	1,793
*	F-star Therapeutics Inc.	285,564	1,788
*,1	Nautilus Biotechnology Inc. Class A	664,589	1,788
*,1	Lyra Therapeutics Inc.	316,335	1,787
*	Lexicon Pharmaceuticals Inc.	956,981	1,780
*	Gritstone bio Inc.	730,628	1,768
*	Personalis Inc.	508,354	1,754
*	WaVe Life Sciences Ltd.	539,798	1,754
*,1	HilleVax Inc.	159,913	1,748
*,1	Nuvalent Inc. Class A	126,260	1,712
*,1	Spectrum Pharmaceuticals Inc.	2,191,617	1,709
*,1	Aerovate Therapeutics Inc.	109,365	1,709
*,1	Precigen Inc.	1,274,327	1,708
*	Convey Health Solutions Holdings Inc.	163,984	1,705
*	Selecta Biosciences Inc.	1,273,212	1,668
*	Otonomy Inc.	800,841	1,666
*	Vera Therapeutics Inc. Class A	121,514	1,654
*	Rezolute Inc.	511,793	1,653
*	Pieris Pharmaceuticals Inc.	871,212	1,629
*,1	Paragon 28 Inc.	102,345	1,624
*	Avita Medical Inc.	339,404	1,612
*,1	Citius Pharmaceuticals Inc.	1,735,800	1,597
*,1	Monte Rosa Therapeutics Inc.	165,175	1,597
*,1	Ventyx Biosciences Inc.	130,468	1,596
*,1	Olema Pharmaceuticals Inc.	391,189	1,592
*	Concert Pharmaceuticals Inc.	376,519	1,585
*,1	Owlet Inc.	924,492	1,572
*	Imago Biosciences Inc.	117,086	1,568
*,1	PepGen Inc.	157,149	1,561
*	CytomX Therapeutics Inc.	843,775	1,544
*,1	MediciNova Inc.	609,149	1,541
*	Apollo Endosurgery Inc.	421,512	1,539
*,1	Standard BioTools Inc.	960,982	1,538
*	Vicarious Surgical Inc.	523,257	1,538
*	Durect Corp.	3,190,608	1,525
*,1	TFF Pharmaceuticals Inc.	268,314	1,516
*	Allovir Inc.	388,550	1,515
*	Puma Biotechnology Inc.	528,174	1,505
*	Adverum Biotechnologies Inc.	1,240,466	1,489
*	Caribou Biosciences Inc.	274,267	1,489
*,1	SmileDirectClub Inc. Class A	1,430,179	1,487
*,1	Inmune Bio Inc.	167,766	1,483
*	Shattuck Labs Inc.	363,637	1,476
*	Alpine Immune Sciences Inc.	169,911	1,446
*	Endo International plc	3,091,975	1,440
*,1	Biomea Fusion Inc.	119,961	1,437
*	Allakos Inc.	458,654	1,436
*,1	Science 37 Holdings Inc.	712,362	1,432
*,1	Erasca Inc.	256,947	1,431
*,1	Entrada Therapeutics Inc.	117,094	1,426
*	Sensus Healthcare Inc.	184,192	1,415
*	FONAR Corp.	92,217	1,401
*	Actinium Pharmaceuticals Inc.	289,718	1,394
*	Celcuity Inc.	151,836	1,382
*	Akouos Inc.	285,455	1,339

17

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Outlook Therapeutics Inc.	1,306,521	1,333
*	Athira Pharma Inc.	432,337	1,319
*	Jounce Therapeutics Inc.	429,036	1,300
*	ContraFect Corp.	423,212	1,299
*	Enzo Biochem Inc.	624,206	1,292
*,1	DarioHealth Corp.	209,614	1,287
*	iCAD Inc.	318,743	1,275
*	TCR2 Therapeutics Inc.	438,705	1,272
*	Sight Sciences Inc.	141,329	1,271
*,1	PDS Biotechnology Corp.	347,979	1,270
*	Annexon Inc.	335,473	1,265
*	Merrimack Pharmaceuticals Inc.	212,255	1,263
*,1	Hyperfine Inc. Class A	566,000	1,262
*	CytoSorbents Corp.	574,625	1,258
*,1	ChromaDex Corp.	742,094	1,239
*	Ovid therapeutics Inc.	576,453	1,239
*	Akoya Biosciences Inc.	95,703	1,230
*	Silverback Therapeutics Inc.	288,024	1,221
*,1	Asensus Surgical Inc.	3,064,734	1,220
*,1	Cardiff Oncology Inc.	551,356	1,213
*,1	Humanigen Inc.	682,358	1,208
*	Aveanna Healthcare Holdings Inc.	534,364	1,208
*,1	Capricor Therapeutics Inc.	339,900	1,186
*	Stereotaxis Inc.	638,545	1,175
*,1	Paratek Pharmaceuticals Inc.	607,789	1,173
*	Praxis Precision Medicines Inc.	478,421	1,172
*,1	Taysha Gene Therapies Inc.	313,296	1,165
*,1	Biora Therapeutics Inc.	1,658,860	1,161
*	Edgewise Therapeutics Inc.	145,776	1,160
*,1	Oncology Institute Inc.	227,500	1,151
	XBiotech Inc.	203,977	1,148
*,1	Century Therapeutics Inc.	135,830	1,141
*	Dare Bioscience Inc.	925,508	1,138
*	Neuronetics Inc.	349,783	1,123
*	BrainStorm Cell Therapeutics Inc.	405,606	1,119
*	RxSight Inc.	79,390	1,118
*,1	Precision BioSciences Inc.	690,689	1,105
*	KORU Medical Systems Inc.	436,377	1,104
*	Assembly Biosciences Inc.	519,500	1,091
*,1	Innovage Holding Corp.	245,528	1,075
*	Pardes Biosciences Inc. Class A	346,043	1,062
*	Homology Medicines Inc.	535,097	1,054
*,1	Adamis Pharmaceuticals Corp.	2,103,096	1,054
*,1	Viracta Therapeutics Inc.	268,632	1,042
*	Curis Inc.	1,052,279	1,036
*	Passage Bio Inc.	438,742	1,035
*	Clearside Biomedical Inc.	696,581	1,024
*	Sonida Senior Living Inc.	48,598	1,021
*,1	TherapeuticsMD Inc.	102,558	1,020
*,1	Tyra Biosciences Inc.	142,355	1,018
*	Lipocine Inc.	1,260,794	1,010
*,1	Forian Inc.	228,825	1,005
*	VolitionRX Ltd.	489,552	1,004
*	Anixa Biosciences Inc.	327,750	1,003
*	aTyr Pharma Inc.	352,693	998
*	AquaBounty Technologies Inc.	579,648	991
*	Instil Bio Inc.	213,893	988
*	Oncocyte Corp.	1,089,017	980
*	Cue Biopharma Inc.	392,131	976
*	Biotricity Inc.	550,453	974
*,1	Leap Therapeutics Inc.	842,416	969
*,1	Icosavax Inc.	169,005	968
*,1	PAVmed Inc.	1,033,854	966
*,1	ATI Physical Therapy Inc.	680,882	960
*,1	Trevena Inc.	2,309,501	956
*	Tenaya Therapeutics Inc.	169,457	954
*	Poseida Therapeutics Inc.	368,186	950
*	La Jolla Pharmaceutical Co.	297,161	948
*	NextCure Inc.	201,452	947
		Shares	Market Value• ($000)
*	Electromed Inc.	98,004	945
*,1	Seelos Therapeutics Inc.	1,388,840	945
*,1	Retractable Technologies Inc.	246,386	944
*	Conformis Inc.	2,618,559	926
*	Catalyst Biosciences Inc.	513,243	914
*,1	Rani Therapeutics Holdings Inc. Class A	88,181	911
*	NightHawk Biosciences Inc.	351,949	897
*,1	Impel Pharmaceuticals Inc.	95,935	894
*	MyMD Pharmaceuticals Inc.	410,026	890
*,1	Checkpoint Therapeutics Inc.	860,683	887
*	Prelude Therapeutics Inc.	169,140	883
*	Galectin Therapeutics Inc.	669,113	877
*,1	MEI Pharma Inc.	1,446,242	875
*	Immunic Inc.	250,592	870
*	LENSAR Inc.	133,054	866
*	Akebia Therapeutics Inc.	2,409,053	851
*,1	Tela Bio Inc.	118,352	841
*,1	P3 Health Partners Inc.	223,860	833
*,1	Genprex Inc.	597,928	831
*	Tabula Rasa HealthCare Inc.	322,440	829
*	Fortress Biotech Inc.	984,130	827
*,1	GT Biopharma Inc.	275,611	824
*	Exagen Inc.	141,784	814
*	Palatin Technologies Inc.	2,887,432	810
*	Adagio Therapeutics Inc.	246,191	808
*,1	Evelo Biosciences Inc.	381,811	806
*	Vapotherm Inc.	318,283	805
*,1	iBio Inc.	3,046,799	804
*,1	Annovis Bio Inc.	70,905	804
*,1	PLx Pharma Inc.	329,367	800
*,1	Surrozen Inc.	271,491	798
*	Infinity Pharmaceuticals Inc.	1,258,444	796
*,1	9 Meters Biopharma Inc.	3,040,609	793
*,1	Theseus Pharmaceuticals Inc.	142,199	786
*	Surface Oncology Inc.	466,484	765
*,1	SQZ Biotechnologies Co.	240,692	765
*,1	Syros Pharmaceuticals Inc.	779,586	751
*	Opiant Pharmaceuticals Inc.	62,250	746
*,1	Second Sight Medical Products Inc.	367,213	745
*,1	Oyster Point Pharma Inc.	171,624	743
*	Streamline Health Solutions Inc.	582,649	740
*	Orgenesis Inc.	300,195	726
*,1	Clene Inc.	288,123	726
*,1	Athersys Inc.	2,760,991	718
*	Synlogic Inc.	623,408	717
*,1	Vor BioPharma Inc.	144,337	717
*,1	Sientra Inc.	849,618	712
*,1	Atreca Inc. Class A	392,599	703
*	Rallybio Corp.	92,986	702
*	IsoRay Inc.	2,232,052	690
*	Oncternal Therapeutics Inc.	620,309	689
*,1	Augmedix Inc.	382,907	689
*,1	Zynerba Pharmaceuticals Inc.	603,145	688
*	AirSculpt Technologies Inc.	115,400	684
*	Codiak Biosciences Inc.	236,468	681
*,1	Eton Pharmaceuticals Inc.	259,195	679
*	Acumen Pharmaceuticals Inc.	142,419	669
*	Frequency Therapeutics Inc.	443,323	665
*	BioAtla Inc.	233,111	664
*	Moleculin Biotech Inc.	454,105	658
*,1	Pear Therapeutics Inc.	427,197	658
*	Applied Molecular Transport Inc.	222,282	647
*,1	Ardelyx Inc.	1,083,721	639
*,1	Invacare Corp.	490,517	628
*,1	Mustang Bio Inc.	1,070,054	626
*	Hepion Pharmaceuticals Inc.	1,089,086	624
*	Alpha Teknova Inc.	73,861	620
*	Black Diamond Therapeutics Inc.	248,601	612
*,1	Gelesis Holdings Inc.	394,479	611

18

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Absci Corp.	178,102	591
*	Great Elm Group Inc.	274,500	590
*	Harpoon Therapeutics Inc.	308,417	589
*	Milestone Scientific Inc.	643,170	589
*	UpHealth Inc.	984,568	583
*,1	Microbot Medical Inc.	113,273	581
*	Singular Genomics Systems Inc.	151,515	579
*	ImmuCell Corp.	66,076	574
*	Lantern Pharma Inc.	99,130	566
*	CVRx Inc.	93,620	563
*	Rain Therapeutics Inc.	100,844	561
*	Ikena Oncology Inc.	125,336	555
*,1	Immuneering Corp. Class A	102,456	554
*	Magenta Therapeutics Inc.	459,219	551
*	Sharps Compliance Corp.	186,634	545
*,1	SCYNEXIS Inc.	292,607	544
*,1	Solid Biosciences Inc.	882,100	543
*	Eyenovia Inc.	277,328	541
*	Talaris Therapeutics Inc.	119,365	538
*	Achieve Life Sciences Inc.	109,487	534
*	Champions Oncology Inc.	65,827	533
*	Graphite Bio Inc.	193,655	533
*	scPharmaceuticals Inc.	110,442	532
*,1	Aspira Women's Health Inc.	902,198	530
*	Axcella Health Inc.	259,076	526
*	Tracon Pharmaceuticals Inc.	262,440	525
*	Molecular Templates Inc.	565,684	516
*	Aura Biosciences Inc.	36,270	514
*,1	Cortexyme Inc.	225,353	500
*,1	Hookipa Pharma Inc.	305,886	499
	Psychemedics Corp.	78,208	496
*	Equillium Inc.	242,039	494
*,1	SAB Biotherapeutics Inc.	339,966	493
*	Neoleukin Therapeutics Inc.	478,112	492
*	Eledon Pharmaceuticals Inc.	200,945	490
*	Novan Inc.	209,835	489
*	Biomerica Inc.	167,984	485
*,1	AIM ImmunoTech Inc.	619,120	483
*	Avrobio Inc.	513,661	473
*,1	Oragenics Inc.	1,364,121	473
*	Rubius Therapeutics Inc.	553,386	471
*	Decibel Therapeutics Inc.	110,152	464
*	Greenwich Lifesciences Inc.	54,664	463
*	DiaMedica Therapeutics Inc.	228,271	461
*,1	Accelerate Diagnostics Inc.	463,803	460
*	AIkido Pharma Inc.	77,589	457
*,1	Rapid Micro Biosystems Inc. Class A	105,947	456
*	Caladrius Biosciences Inc.	850,585	451
*	SELLAS Life Sciences Group Inc.	201,652	450
*	Werewolf Therapeutics Inc.	109,878	449
*,1	Athenex Inc.	1,063,900	436
*,1	Ampio Pharmaceuticals Inc.	2,587,329	435
*	Candel Therapeutics Inc.	133,875	434
*	Avalo Therapeutics Inc.	863,405	432
*	Ocuphire Pharma Inc.	224,241	431
*,1	Xilio Therapeutics Inc.	147,680	431
*,1	Enochian Biosciences Inc.	223,050	430
*	Applied Genetic Technologies Corp.	556,629	429
*	Corbus Pharmaceuticals Holdings Inc.	1,697,444	428
*	Satsuma Pharmaceuticals Inc.	102,986	426
*	Biolase Inc.	92,558	424
*,1	NeuroPace Inc.	85,399	423
*	Entasis Therapeutics Holdings Inc.	192,039	422
*	IRIDEX Corp.	163,869	421
*	Synthetic Biologics Inc.	1,942,122	414
*	Protara Therapeutics Inc.	140,444	412
*	CareCloud Inc.	119,683	410
*,1	AcelRx Pharmaceuticals Inc.	1,657,710	405
*,1	Immunome Inc.	125,377	402
		Shares	Market Value• ($000)
*,1	Gemini Therapeutics Inc. Class A	237,759	402
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*	Tyme Technologies Inc.	1,414,981	396
*	enVVeno Medical Corp.	104,199	394
*,1	89bio Inc.	121,613	392
*,1	Jasper Therapeutics Inc.	201,513	389
*	Omega Therapeutics Inc.	101,298	385
*	NeuBase Therapeutics Inc.	362,230	380
*	Sanara Medtech Inc.	18,221	380
*	Five Star Senior Living Inc.	312,843	375
*	Societal CDMO Inc.	470,492	374
*	Precipio Inc.	352,392	374
*,1	Delcath Systems Inc.	92,408	369
*	Bio-Path Holdings Inc.	94,978	368
*	ElectroCore Inc.	718,880	367
*	Pyxis Oncology Inc.	151,114	360
*	CASI Pharmaceuticals Inc.	125,795	360
*	Kewaunee Scientific Corp.	21,459	355
*,1	Vivos Therapeutics Inc.	274,143	354
*	Corvus Pharmaceuticals Inc.	356,146	353
*,1	NeuroMetrix Inc.	94,942	349
*	ARCA biopharma Inc.	140,054	349
*	GlycoMimetics Inc.	582,678	348
*,1	T2 Biosystems Inc.	2,150,741	347
*	Cocrystal Pharma Inc.	841,362	345
*	Larimar Therapeutics Inc.	172,508	338
*,1	Trevi Therapeutics Inc.	119,865	337
*,1	Dyadic International Inc.	108,822	332
*	Renovacor Inc.	163,183	331
*	Finch Therapeutics Group Inc.	116,096	330
*	PhaseBio Pharmaceuticals Inc.	545,560	327
*,1	Nemaura Medical Inc.	126,397	326
*	Lumos Pharma Inc.	42,130	324
*	Longeveron Inc.	54,411	323
*	Bolt Biotherapeutics Inc.	157,140	321
*,1	Verrica Pharmaceuticals Inc.	166,230	319
*,1	Quotient Ltd.	1,327,497	319
*	Onconova Therapeutics Inc.	236,310	312
*,1	Acutus Medical Inc.	277,784	311
*	Eloxx Pharmaceuticals Inc.	1,154,415	308
*,1	Aligos Therapeutics Inc.	246,820	299
*	Ekso Bionics Holdings Inc.	179,165	296
*,1	Idera Pharmaceuticals Inc.	644,948	296
*	Alimera Sciences Inc.	53,677	294
*	Predictive Oncology Inc.	712,227	292
*,1	Pulse Biosciences Inc.	190,750	292
*,1	Tonix Pharmaceuticals Holding Corp.	183,041	289
*	Aileron Therapeutics Inc.	1,106,799	288
*	Marker Therapeutics Inc.	869,815	287
*	Spero Therapeutics Inc.	387,103	287
*,1	VYNE Therapeutics Inc.	738,229	287
*,1	Lannett Co. Inc.	491,745	285
*	UNITY Biotechnology Inc.	503,319	284
*	Oncorus Inc.	224,961	283
*	Aptevo Therapeutics Inc.	78,656	282
*,1	BioCardia Inc.	189,000	280
*	Aeglea BioTherapeutics Inc.	551,501	279
*	Aptinyx Inc. Class A	490,875	274
*,1	RVL Pharmaceuticals plc	200,978	273
*	Cidara Therapeutics Inc.	545,619	267
*,1	BioSig Technologies Inc.	403,690	266
*	Cellectar Biosciences Inc.	653,769	264
*	Reneo Pharmaceuticals Inc.	99,437	264
*	180 Life Sciences Corp.	307,089	260
*	Terns Pharmaceuticals Inc.	103,931	258
*	Cyclerion Therapeutics Inc.	468,984	257
*	X4 Pharmaceuticals Inc.	262,584	253
*	Pro-Dex Inc.	15,693	253
*	Regulus Therapeutics Inc.	119,991	248

19

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Eliem Therapeutics Inc.	80,793	244
*	OpGen Inc.	444,132	242
*	Lucira Health Inc.	130,090	242
*	Cyteir Therapeutics Inc.	80,980	242
*	Soligenix Inc.	400,675	240
*	Clever Leaves Holdings Inc.	244,530	239
*,1	Eargo Inc.	316,063	238
*,1	Chembio Diagnostics Inc.	359,348	234
*	cbdMD Inc.	529,204	233
*	NanoViricides Inc.	123,977	233
*	Aytu BioPharma Inc.	338,161	233
*	Applied Therapeutics Inc.	242,749	230
*	Adial Pharmaceuticals Inc.	170,755	229
*,1	vTv Therapeutics Inc. Class A	304,454	228
*,1	Vincerx Pharma Inc.	173,040	228
*	Strata Skin Sciences Inc.	235,454	226
*	Sonendo Inc.	130,960	225
*	Aquestive Therapeutics Inc.	345,020	221
*	Sensei Biotherapeutics Inc.	97,509	221
*,1	Synaptogenix Inc.	43,477	220
*,1	Abeona Therapeutics Inc.	1,037,222	216
*	Surgalign Holdings Inc.	63,088	215
*	Sio Gene Therapies Inc.	593,038	214
*	OncoSec Medical Inc.	286,551	213
*	Biofrontera Inc.	114,476	213
*,1	Qualigen Therapeutics Inc.	370,708	211
*,1	NRX Pharmaceuticals Inc.	347,990	209
*	Biocept Inc.	217,755	205
*	Cabaletta Bio Inc.	191,348	203
*	Minerva Neurosciences Inc.	61,078	202
*	Navidea Biopharmaceuticals Inc.	276,491	199
*,1	Vaccinex Inc.	183,225	198
*	Aethlon Medical Inc.	176,989	198
*	Forte Biosciences Inc.	148,829	193
*,1	Brooklyn ImmunoTherapeutics Inc.	370,478	192
*	Vyant Bio Inc.	210,231	191
*	Diffusion Pharmaceuticals Inc.	28,936	190
*,1	Organovo Holdings Inc.	104,359	185
*,1	Spruce Biosciences Inc.	104,042	181
*	Tempest Therapeutics Inc.	84,613	180
*,1	NanoVibronix Inc.	289,829	178
*	Galera Therapeutics Inc.	135,361	176
*	Bellerophon Therapeutics Inc.	142,009	175
*,1	Evofem Biosciences Inc.	154,402	174
*,1	Jaguar Health Inc.	587,867	173
*	Cumberland Pharmaceuticals Inc.	82,984	172
*	Edesa Biotech Inc.	106,091	170
*	Talis Biomedical Corp.	209,178	170
*,1	Codex DNA Inc.	93,668	169
*,1	eFFECTOR Therapeutics Inc.	117,573	167
*	Aravive Inc.	166,831	165
*	Processa Pharmaceuticals Inc.	57,932	163
*,1	Brickell Biotech Inc.	1,250,058	158
*,1	SiNtx Technologies Inc.	362,591	157
*	NexImmune Inc.	97,320	157
*,1	Rockwell Medical Inc.	119,969	155
*,1	Kala Pharmaceuticals Inc.	508,706	153
*	American Shared Hospital Services	68,306	152
*,1	Nuvectis Pharma Inc.	13,612	152
*,1	AN2 Therapeutics Inc.	19,514	151
*	AgeX Therapeutics Inc.	259,011	149
*	Virpax Pharmaceuticals Inc.	88,040	148
*	Celsion Corp.	79,599	145
*,1	Aridis Pharmaceuticals Inc.	128,846	142
*	Cyclo Therapeutics Inc.	71,043	142
*	Better Therapeutics Inc.	89,933	140
*	Soleno Therapeutics Inc.	749,100	139
*	Aprea Therapeutics Inc.	187,071	138
*,1	Allena Pharmaceuticals Inc.	681,160	130
		Shares	Market Value• ($000)
*,1	Motus GI Holdings Inc.	461,025	130
*,1	Ontrak Inc.	121,550	129
*	Astria Therapeutics Inc.	43,064	129
*,2	Strongbridge Biopharma plc CVR	687,671	125
*,1	LogicMark Inc.	114,124	124
*	Nutriband Inc.	29,833	123
*	Pulmatrix Inc.	26,806	123
*	ENDRA Life Sciences Inc.	513,961	120
*	Context Therapeutics Inc.	55,579	118
*	Cohbar Inc.	606,938	115
*	Reviva Pharmaceuticals Holdings Inc.	103,986	114
*,1	Biodesix Inc.	69,032	113
*,1	Calithera Biosciences Inc.	46,049	113
*	Phio Pharmaceuticals Corp.	154,261	111
*	TScan Therapeutics Inc.	35,247	111
*	IsoPlexis Corp.	50,953	110
*,1	Bellicum Pharmaceuticals Inc.	92,706	109
*	SunLink Health Systems Inc.	108,130	108
*	Statera Biopharma Inc.	378,677	108
*	Kintara Therapeutics Inc.	377,452	105
*	Graybug Vision Inc.	96,699	105
*	Myomo Inc.	61,353	103
*,1	Avinger Inc.	70,590	103
*	LogicBio Therapeutics Inc.	282,216	102
*,1	Ensysce Biosciences Inc.	117,994	102
*	Sonoma Pharmaceuticals Inc.	34,014	100
*,1	Lexaria Bioscience Corp.	33,164	99
*,1	Immix Biopharma Inc.	38,129	99
*	Petros Pharmaceuticals Inc.	119,141	98
*	Monopar Therapeutics Inc.	45,070	98
*	Venus Concept Inc.	209,199	97
*	Angion Biomedica Corp.	84,876	97
*,1	Evoke Pharma Inc.	29,851	97
*	Cyclacel Pharmaceuticals Inc.	86,789	94
*,1	NovaBay Pharmaceuticals Inc.	373,541	93
*	Protagenic Therapeutics Inc.	126,837	91
*	PharmaCyte Biotech Inc.	39,935	90
*,1	Vigil Neuroscience Inc.	34,534	89
*	Hoth Therapeutics Inc.	210,314	88
*,1	Benitec Biopharma Inc.	74,773	87
*	Armata Pharmaceuticals Inc.	21,625	84
*	PetVivo Holdings Inc.	52,937	84
*	Plus Therapeutics Inc.	154,194	83
*,1	Yield10 Bioscience Inc.	36,944	83
*	IMARA Inc.	65,610	80
*	iSpecimen Inc.	36,786	80
*	Salarius Pharmaceuticals Inc.	377,847	79
*	Timber Pharmaceuticals Inc.	252,587	79
*	Aziyo Biologics Inc. Class A	11,215	79
*	Sigilon Therapeutics Inc.	95,157	79
*	Virios Therapeutics Inc.	18,685	79
*	Xenetic Biosciences Inc.	96,724	77
*	GeoVax Labs Inc.	91,154	76
*	IN8bio Inc.	31,297	76
*	Landos Biopharma Inc.	103,089	75
*	Exicure Inc.	34,823	75
*	Allied Healthcare Products Inc.	45,588	74
*	Viveve Medical Inc.	114,011	74
*,1	HTG Molecular Diagnostics Inc.	70,922	73
*	Longboard Pharmaceuticals Inc.	23,559	73
*	Sonnet BioTherapeutics Holdings Inc.	252,808	71
*	INVO BioScience Inc.	105,539	70
*	Miromatrix Medical Inc.	17,578	70
*,1	Windtree Therapeutics Inc.	166,133	69
*	CynergisTek Inc.	55,455	67
*	SCWorx Corp.	103,672	67
*	Dynatronics Corp.	106,188	66
*,1	Applied DNA Sciences Inc.	87,412	65
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64

20

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Imac Holdings Inc.	76,183	63
*,1	Elevation Oncology Inc.	40,981	57
*	Acorda Therapeutics Inc.	117,219	55
	Indaptus Therapeutics Inc.	21,050	55
*	Pasithea Therapeutics Corp.	53,683	54
*	Yumanity Therapeutics Inc.	29,192	53
*	Tenax Therapeutics Inc.	173,801	52
*	ReShape Lifesciences Inc.	88,359	51
*	HCW Biologics Inc.	23,321	51
*	Minerva Surgical Inc.	21,195	50
*	Baudax Bio Inc.	58,320	49
*	BioVie Inc. Class A	32,672	47
*,1	Calyxt Inc.	192,274	46
*	Sera Prognostics Inc. Class A	28,210	46
*	Creative Medical Technology Holdings Inc.	61,050	46
*	PolarityTE Inc.	31,876	46
*	Galecto Inc.	25,708	44
*	Biorestorative Therapies Inc.	14,000	42
*	Titan Pharmaceuticals Inc.	72,773	41
*	Enveric Biosciences Inc.	191,247	41
*	Metacrine Inc.	74,962	37
*	Lixte Biotechnology Holdings Inc.	48,388	37
*,1	Agile Therapeutics Inc.	29,419	34
*	Avenue Therapeutics Inc.	125,030	33
*,1	Histogen Inc.	13,638	31
*,1	RA Medical Systems Inc.	96,567	30
*	NeuroBo Pharmaceuticals Inc.	59,547	28
*,2	Aduro Biotech Inc. CVR	150,581	28
*	Palisade Bio Inc.	69,410	28
*,1	Kiora Pharmaceuticals Inc.	59,968	28
*	Inhibikase Therapeutics Inc.	34,361	26
*,1	Clarus Therapeutics Holdings Inc.	65,600	25
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*	ThermoGenesis Holdings Inc.	77,065	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*	HeartBeam Inc.	15,570	20
*	Aditxt Inc.	118,348	17
*	Tenon Medical Inc.	7,028	16
*	Vallon Pharmaceuticals Inc.	22,146	14
*,1	Panbela Therapeutics Inc.	20,608	14
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*	Cognition Therapeutics Inc.	4,487	10
*	GBS Inc.	11,388	8
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Ligand Pharmaceuticals Inc. Glucagon CVR Rights	395,811	3
*	Ligand Pharmaceuticals Inc. General CVR Rights	395,811	3
*	Ligand Pharmaceuticals Inc. Roche CVR Rights	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	F-star Therapeutics Inc. CVR	40,838	3
*	InVivo Therapeutics Holdings Corp.	648	3
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	498,929	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
*	First Wave BioPharma Inc.	400	—
			10,302,810
Industrials (14.2%)
*	Uber Technologies Inc.	22,661,929	463,663
*	CoStar Group Inc.	5,302,862	320,346
	TransUnion	2,577,436	206,169
	Carlisle Cos. Inc.	692,591	165,259
	Booz Allen Hamilton Holding Corp.	1,780,110	160,851
	Graco Inc.	2,241,638	133,176
	Hubbell Inc. Class B	717,487	128,129
*	Builders FirstSource Inc.	2,325,131	124,860
		Shares	Market Value• ($000)
	AECOM	1,892,743	123,445
*,1	Plug Power Inc.	6,994,081	115,892
	Watsco Inc.	444,241	106,094
	Toro Co.	1,392,752	105,557
	Regal Rexnord Corp.	895,936	101,707
	Knight-Swift Transportation Holdings Inc. Class A	2,189,999	101,375
	HEICO Corp. Class A	942,788	99,351
	Tetra Tech Inc.	721,184	98,478
*	WillScot Mobile Mini Holdings Corp.	2,986,704	96,829
	Owens Corning	1,299,288	96,550
	Lincoln Electric Holdings Inc.	778,374	96,020
	Lennox International Inc.	441,678	91,246
*	Middleby Corp.	725,757	90,981
	KBR Inc.	1,870,366	90,507
*	Axon Enterprise Inc.	956,012	89,072
*	CACI International Inc. Class A	313,844	88,435
	Sensata Technologies Holding plc	2,086,580	86,197
*	FTI Consulting Inc.	460,937	83,360
*	Trex Co. Inc.	1,525,264	83,005
	AGCO Corp.	816,061	80,545
*	Chart Industries Inc.	480,941	80,500
	HEICO Corp.	609,898	79,970
	Donaldson Co. Inc.	1,657,926	79,813
	Woodward Inc.	812,108	75,112
	ITT Inc.	1,112,282	74,790
	MDU Resources Group Inc.	2,726,490	73,588
*	Clarivate plc	5,238,919	72,611
	Oshkosh Corp.	876,803	72,021
*	SiteOne Landscape Supply Inc.	603,203	71,703
	Landstar System Inc.	491,761	71,512
*	RBC Bearings Inc.	386,167	71,422
	Acuity Brands Inc.	462,127	71,186
	EMCOR Group Inc.	682,823	70,303
	Science Applications International Corp.	747,616	69,603
	nVent Electric plc	2,213,986	69,364
	Advanced Drainage Systems Inc.	766,031	68,996
	Curtiss-Wright Corp.	514,155	67,899
*	Avis Budget Group Inc.	460,951	67,797
	BWX Technologies Inc.	1,214,066	66,883
*	Saia Inc.	351,761	66,131
*	Sunrun Inc.	2,793,811	65,263
	Valmont Industries Inc.	286,091	64,265
*	XPO Logistics Inc.	1,328,386	63,975
*	WESCO International Inc.	596,943	63,933
	Exponent Inc.	696,650	63,723
	AMERCO	132,103	63,176
*	ASGN Inc.	679,061	61,285
	MSA Safety Inc.	492,114	59,580
*	GXO Logistics Inc.	1,370,165	59,287
*	Clean Harbors Inc.	674,796	59,159
	Hexcel Corp.	1,129,210	59,069
*	IAA Inc.	1,795,565	58,841
	Simpson Manufacturing Co. Inc.	582,599	58,615
	UFP Industries Inc.	830,633	56,599
*	Univar Solutions Inc.	2,271,838	56,501
	Crane Holdings Co.	644,072	56,395
*	MasTec Inc.	775,977	55,607
*	Stericycle Inc.	1,238,557	54,311
	ManpowerGroup Inc.	708,882	54,166
*	Lyft Inc. Class A	4,038,950	53,637
*	Evoqua Water Technologies Corp.	1,614,065	52,473
	Flowserve Corp.	1,746,517	50,003
	Allison Transmission Holdings Inc.	1,300,424	50,001
*	Mercury Systems Inc.	765,994	49,276
	Applied Industrial Technologies Inc.	511,223	49,164
*	Kirby Corp.	805,139	48,985
*	Casella Waste Systems Inc. Class A	673,013	48,915
	Ryder System Inc.	676,375	48,063
*	Atkore Inc.	578,271	48,002

21

Extended Market Index Fund
		Shares	Market Value• ($000)
	Timken Co.	898,905	47,687
	Armstrong World Industries Inc.	631,596	47,344
	Insperity Inc.	472,614	47,181
	MSC Industrial Direct Co. Inc. Class A	627,324	47,118
	Air Lease Corp. Class A	1,400,107	46,806
	John Bean Technologies Corp.	423,476	46,760
*	Fluor Corp.	1,884,727	45,874
	Zurn Elkay Water Solutions Corp.	1,672,591	45,561
	Triton International Ltd.	861,248	45,345
	Watts Water Technologies Inc. Class A	367,718	45,170
	GATX Corp.	470,260	44,280
	Korn Ferry	723,066	41,952
	Spirit AeroSystems Holdings Inc. Class A	1,421,819	41,659
*	API Group Corp.	2,731,162	40,886
*	Aerojet Rocketdyne Holdings Inc.	999,524	40,581
	Mueller Industries Inc.	757,138	40,348
	Comfort Systems USA Inc.	480,707	39,971
	Hillenbrand Inc.	967,097	39,612
*	Welbilt Inc.	1,663,670	39,612
	Matson Inc.	538,993	39,282
*	TriNet Group Inc.	505,405	39,230
	ABM Industries Inc.	894,913	38,857
	Brink's Co.	627,377	38,088
	Franklin Electric Co. Inc.	511,633	37,482
*	Resideo Technologies Inc.	1,927,765	37,437
*	Dycom Industries Inc.	398,348	37,062
*	Beacon Roofing Supply Inc.	715,318	36,739
*	Bloom Energy Corp. Class A	2,212,190	36,501
*	JetBlue Airways Corp.	4,258,043	35,640
	ManTech International Corp. Class A	366,390	34,972
	UniFirst Corp.	202,853	34,927
*,1	Spirit Airlines Inc.	1,447,635	34,512
	Vertiv Holdings Co. Class A	4,111,238	33,794
*	Meritor Inc.	927,606	33,700
*	Upwork Inc.	1,609,178	33,278
	Forward Air Corp.	357,126	32,841
	EnerSys	552,404	32,570
	Albany International Corp. Class A	412,566	32,506
*,1	ChargePoint Holdings Inc.	2,357,560	32,275
*	SPX Corp.	603,346	31,881
*	Hub Group Inc. Class A	449,147	31,862
	Boise Cascade Co.	525,382	31,255
	Moog Inc. Class A	389,286	30,905
	Werner Enterprises Inc.	798,554	30,776
*	Dun & Bradstreet Holdings Inc.	2,038,931	30,645
	Brady Corp. Class A	646,224	30,528
	Altra Industrial Motion Corp.	864,880	30,487
	AAON Inc.	551,369	30,193
	Arcosa Inc.	648,088	30,091
	Herc Holdings Inc.	333,604	30,074
	Federal Signal Corp.	813,934	28,976
	Helios Technologies Inc.	434,407	28,779
	Kadant Inc.	154,800	28,228
*	CBIZ Inc.	702,111	28,056
	Encore Wire Corp.	259,425	26,959
	MillerKnoll Inc.	1,012,473	26,598
	Esab Corp.	607,745	26,589
	Rush Enterprises Inc. Class A	549,449	26,483
*	GMS Inc.	577,885	25,716
	Kennametal Inc.	1,101,987	25,599
*	AeroVironment Inc.	309,395	25,432
	Terex Corp.	926,311	25,353
	Maxar Technologies Inc.	971,567	25,348
*	Shoals Technologies Group Inc. Class A	1,528,371	25,188
*	AZEK Co. Inc. Class A	1,495,907	25,041
	McGrath RentCorp	323,295	24,570
	Mueller Water Products Inc. Class A	2,088,502	24,498
*	KAR Auction Services Inc.	1,617,179	23,886
*	Alight Inc. Class A	3,510,327	23,695
		Shares	Market Value• ($000)
	ESCO Technologies Inc.	345,487	23,621
	ArcBest Corp.	330,575	23,263
*	Masonite International Corp.	301,333	23,151
*	Kratos Defense & Security Solutions Inc.	1,665,282	23,114
*	Allegiant Travel Co.	201,156	22,749
	Trinity Industries Inc.	934,497	22,634
	EnPro Industries Inc.	276,021	22,614
*	Air Transport Services Group Inc.	769,798	22,116
	CSW Industrials Inc.	211,950	21,837
*	Atlas Air Worldwide Holdings Inc.	348,884	21,530
	ICF International Inc.	224,655	21,342
*	Driven Brands Holdings Inc.	758,138	20,879
	HNI Corp.	580,810	20,148
*	Veritiv Corp.	184,881	20,069
*	Array Technologies Inc.	1,818,900	20,026
*	MYR Group Inc.	227,152	20,019
	Lindsay Corp.	146,005	19,392
	Barnes Group Inc.	613,153	19,094
*	Huron Consulting Group Inc.	292,520	19,011
*	Ameresco Inc. Class A	413,048	18,818
	GrafTech International Ltd.	2,661,526	18,817
*	NV5 Global Inc.	159,875	18,664
*	AAR Corp.	445,223	18,628
*	FuelCell Energy Inc.	4,905,678	18,396
	Griffon Corp.	642,788	18,017
*	CoreCivic Inc.	1,611,876	17,908
	Granite Construction Inc.	611,515	17,820
*	Proto Labs Inc.	369,760	17,689
*	Cornerstone Building Brands Inc.	721,994	17,682
*,1	Joby Aviation Inc.	3,594,507	17,649
	Healthcare Services Group Inc.	1,002,554	17,454
*	Core & Main Inc. Class A	777,610	17,341
*	Gibraltar Industries Inc.	439,969	17,049
*	JELD-WEN Holding Inc.	1,143,345	16,681
	Kforce Inc.	268,612	16,477
*	Vicor Corp.	288,245	15,776
	Primoris Services Corp.	724,896	15,774
	Greenbrier Cos. Inc.	437,203	15,735
	Enerpac Tool Group Corp. Class A	819,490	15,587
	Alamo Group Inc.	132,726	15,453
	Tennant Co.	253,534	15,022
*	NOW Inc.	1,494,581	14,617
*,1	Virgin Galactic Holdings Inc.	2,415,387	14,541
*	Parsons Corp.	357,593	14,454
*,1	Nikola Corp.	3,010,644	14,331
*	SkyWest Inc.	667,575	14,186
*	Distribution Solutions Group Inc.	274,695	14,117
	Standex International Corp.	165,521	14,033
*	Gates Industrial Corp. plc	1,286,966	13,912
	Marten Transport Ltd.	826,473	13,901
*	PGT Innovations Inc.	816,418	13,585
	AZZ Inc.	328,825	13,423
*,1	Enovix Corp.	1,457,916	12,990
*	Stem Inc.	1,770,184	12,675
	Steelcase Inc. Class A	1,178,071	12,641
	Deluxe Corp.	574,300	12,445
	Astec Industries Inc.	304,684	12,425
	H&E Equipment Services Inc.	427,488	12,384
	Matthews International Corp. Class A	427,125	12,246
*	Montrose Environmental Group Inc.	358,081	12,089
*	Hillman Solutions Corp.	1,379,629	11,920
	Apogee Enterprises Inc.	299,445	11,744
*	Great Lakes Dredge & Dock Corp.	888,806	11,652
*	Construction Partners Inc. Class A	554,673	11,615
*	Triumph Group Inc.	873,222	11,605
*,1	Proterra Inc.	2,497,502	11,588
	Kaman Corp.	370,180	11,568
*	Hayward Holdings Inc.	781,913	11,252
*	GEO Group Inc.	1,662,116	10,970

22

Extended Market Index Fund
		Shares	Market Value• ($000)
	Columbus McKinnon Corp.	380,623	10,798
	Schneider National Inc. Class B	474,951	10,629
*	ACV Auctions Inc. Class A	1,617,791	10,580
*,1	Planet Labs PBC	2,438,177	10,557
*,1	Hertz Global Holdings Inc.	664,030	10,518
	Quanex Building Products Corp.	460,143	10,468
*	Titan International Inc.	688,306	10,393
*	Cimpress plc	264,662	10,295
	Interface Inc. Class A	807,200	10,122
*	American Woodmark Corp.	224,551	10,107
*	Energy Recovery Inc.	514,234	9,986
*	Hawaiian Holdings Inc.	697,360	9,979
*	SP Plus Corp.	313,900	9,643
	Eagle Bulk Shipping Inc.	185,400	9,619
	Kelly Services Inc. Class A	481,786	9,554
	Genco Shipping & Trading Ltd.	485,323	9,376
	CRA International Inc.	103,259	9,223
	Wabash National Corp.	665,913	9,043
	Insteel Industries Inc.	265,681	8,945
	Douglas Dynamics Inc.	309,037	8,882
*	BlueLinx Holdings Inc.	130,835	8,741
*	Sterling Infrastructure Inc.	397,237	8,707
	Heartland Express Inc.	621,793	8,649
	Gorman-Rupp Co.	305,574	8,648
	Heidrick & Struggles International Inc.	266,905	8,637
	Resources Connection Inc.	415,585	8,465
*	MRC Global Inc.	831,932	8,286
	ACCO Brands Corp.	1,254,887	8,194
	Pitney Bowes Inc.	2,255,702	8,166
*,1	Blink Charging Co.	493,955	8,165
*,1	Energy Vault Holdings Inc.	808,086	8,097
	Shyft Group Inc.	432,159	8,034
*	Viad Corp.	284,538	7,856
*	Sun Country Airlines Holdings Inc.	418,605	7,677
*	Harsco Corp.	1,076,464	7,654
*	Franklin Covey Co.	164,813	7,611
	Barrett Business Services Inc.	104,255	7,597
	Global Industrial Co.	220,856	7,458
*	Rocket Lab USA Inc.	1,956,730	7,416
*	Ducommun Inc.	171,703	7,390
*	Forrester Research Inc.	153,966	7,366
*	TrueBlue Inc.	406,902	7,284
*	DXP Enterprises Inc.	235,565	7,215
*,1	Microvast Holdings Inc.	3,235,942	7,184
	Argan Inc.	192,019	7,166
*	BrightView Holdings Inc.	591,179	7,094
*	First Advantage Corp.	554,429	7,025
*	Janus International Group Inc.	756,487	6,831
*	Aurora Innovation Inc.	3,532,447	6,747
*	Thermon Group Holdings Inc.	472,605	6,640
*	TPI Composites Inc.	513,767	6,422
	Rush Enterprises Inc. Class B	125,800	6,241
	Ennis Inc.	303,174	6,133
*	Titan Machinery Inc.	272,801	6,113
*	Heritage-Crystal Clean Inc.	219,044	5,905
*	Vectrus Inc.	167,672	5,610
*,1	Desktop Metal Inc. Class A	2,514,810	5,533
	VSE Corp.	142,668	5,361
*	Transcat Inc.	93,662	5,321
*	Daseke Inc.	818,441	5,230
*	Manitowoc Co. Inc.	488,184	5,141
*,1	SES AI Corp.	1,306,217	5,133
	Luxfer Holdings plc	338,900	5,124
*	Hyliion Holdings Corp.	1,564,334	5,037
*,1	Archer Aviation Inc. Class A	1,619,708	4,989
[1]	Tecnoglass Inc.	281,421	4,939
	REV Group Inc.	445,605	4,844
*	Radiant Logistics Inc.	648,725	4,814
*,1	Wheels Up Experience Inc.	2,432,718	4,744
		Shares	Market Value• ($000)
*	CIRCOR International Inc.	281,184	4,609
*	Tutor Perini Corp.	512,208	4,497
*	Babcock & Wilcox Enterprises Inc.	738,840	4,455
*	Willdan Group Inc.	160,041	4,414
	National Presto Industries Inc.	66,810	4,385
*,1	Fluence Energy Inc. Class A	460,851	4,369
*,1	Skillsoft Corp.	1,239,592	4,363
	Omega Flex Inc.	40,220	4,328
	Aris Water Solution Inc. Class A	252,491	4,212
*	HireRight Holdings Corp.	294,017	4,178
	Hyster-Yale Materials Handling Inc.	127,694	4,114
	Kimball International Inc. Class B	518,167	3,974
	Covenant Logistics Group Inc. Class A	149,160	3,742
*	Northwest Pipe Co.	123,973	3,712
*	IES Holdings Inc.	122,362	3,692
*	Custom Truck One Source Inc.	656,809	3,678
	Park Aerospace Corp.	286,458	3,655
	Allied Motion Technologies Inc.	159,307	3,639
*,1	Frontier Group Holdings Inc.	388,093	3,636
*,1	Terran Orbital Corp.	790,460	3,620
*,1	Hyzon Motors Inc.	1,220,210	3,587
*	Astronics Corp.	348,489	3,544
	Miller Industries Inc.	152,544	3,458
*	TuSimple Holdings Inc. Class A	458,864	3,318
*	Hudson Technologies Inc.	437,171	3,283
*	USA Truck Inc.	102,838	3,231
*	AerSale Corp.	222,318	3,226
*	Infrastructure & Energy Alternatives Inc.	388,713	3,121
*	Alta Equipment Group Inc.	347,612	3,118
*	Sterling Check Corp.	191,168	3,118
	Powell Industries Inc.	129,883	3,035
*,1	Legalzoom.com Inc.	265,132	2,914
*	Blade Air Mobility Inc.	622,531	2,777
	Universal Logistics Holdings Inc.	99,744	2,724
*	Blue Bird Corp.	289,116	2,663
*	Red Violet Inc.	138,369	2,635
*	PAM Transportation Services Inc.	94,890	2,599
*,1	Heliogen Inc.	1,220,351	2,575
*	CECO Environmental Corp.	427,598	2,557
	LSI Industries Inc.	397,782	2,454
*	Commercial Vehicle Group Inc.	402,863	2,353
*,1	NuScale Power Corp.	233,915	2,337
*	RCM Technologies Inc.	113,523	2,298
	Hurco Cos. Inc.	90,386	2,236
*,1	Astra Space Inc.	1,706,484	2,218
*,1	ESS Tech Inc.	777,617	2,185
	Preformed Line Products Co.	35,458	2,181
*,1	Sarcos Technology & Robotics Corp.	814,668	2,167
*,1	Beam Global	129,186	2,005
	Park-Ohio Holdings Corp.	125,056	1,983
*	Matrix Service Co.	390,745	1,977
*,1	Byrna Technologies Inc.	227,102	1,951
*	DLH Holdings Corp.	125,424	1,911
*	American Superconductor Corp.	363,751	1,884
*	L B Foster Co. Class A	142,200	1,830
	Eastern Co.	88,795	1,806
*	Willis Lease Finance Corp.	47,825	1,792
*,1	BlackSky Technology Inc.	754,219	1,742
*	Hydrofarm Holdings Group Inc.	493,198	1,716
*	Concrete Pumping Holdings Inc.	281,122	1,704
	BGSF Inc.	136,529	1,688
*,1	Markforged Holding Corp.	911,060	1,685
	Cadre Holdings Inc.	82,941	1,631
*,1	BitNile Holdings Inc.	6,137,810	1,630
*,1	Spire Global Inc.	1,358,150	1,575
*	Mistras Group Inc.	260,690	1,549
*,1	NN Inc.	612,157	1,549
*	Performant Financial Corp.	586,337	1,542
*,1	Momentus Inc.	710,581	1,535

23

Extended Market Index Fund
		Shares	Market Value• ($000)
	ARC Document Solutions Inc.	533,380	1,403
	Pangaea Logistics Solutions Ltd.	275,465	1,399
*	Gencor Industries Inc.	137,566	1,398
*,1	Xos Inc.	747,681	1,376
*	Yellow Corp.	458,062	1,342
	NL Industries Inc.	134,360	1,326
*	Quad/Graphics Inc.	470,360	1,294
*,1	Advent Technologies Holdings Inc.	505,567	1,274
*	Manitex International Inc.	195,893	1,271
*	Atlas Technical Consultants Inc. Class A	239,663	1,261
*	Karat Packaging Inc.	70,978	1,211
*	Twin Disc Inc.	129,437	1,173
*,1	KULR Technology Group Inc.	739,737	1,147
*	Velo3D Inc.	813,418	1,123
*	INNOVATE Corp.	616,408	1,066
*	Orion Group Holdings Inc.	456,467	1,041
*	Hill International Inc.	616,501	1,036
*,1	Lightning eMotors Inc.	372,740	1,033
	Graham Corp.	147,083	1,018
*	GEE Group Inc.	1,898,034	991
	Acme United Corp.	30,999	982
*,1	FTC Solar Inc.	271,125	981
*	Mesa Air Group Inc.	442,324	969
*	Mayville Engineering Co. Inc.	125,036	968
*	Ideal Power Inc.	77,902	954
*	US Xpress Enterprises Inc. Class A	347,528	931
*,1	Energous Corp.	926,993	927
*	Orion Energy Systems Inc.	453,348	911
*,1	Bird Global Inc. Class A	1,961,426	855
*	Innovative Solutions & Support Inc.	118,046	850
*	Quest Resource Holding Corp.	205,290	840
*,1	Nuvve Holding Corp.	177,660	831
*,1	Aqua Metals Inc.	989,763	801
*,1	Berkshire Grey Inc.	545,737	791
*	Alpha Pro Tech Ltd.	176,646	788
*	Bowman Consulting Group Ltd. Class A	61,694	761
*	EVI Industries Inc.	74,732	747
*,1	Fathom Digital Manufacturing C	188,957	733
*,1	Redwire Corp.	232,847	708
*,1	AgEagle Aerial Systems Inc.	1,079,804	698
*	VirTra Inc.	139,803	688
*	Mastech Digital Inc.	46,161	686
*	FreightCar America Inc.	183,723	669
*,1	Sunworks Inc.	419,301	663
*,1	View Inc.	406,855	659
*	Perma-Pipe International Holdings Inc.	72,289	651
*,1	Eos Energy Enterprises Inc.	537,466	650
*	Virco Manufacturing Corp.	152,389	587
*	Limbach Holdings Inc.	109,220	583
*	Charah Solutions Inc.	155,260	581
*	Hudson Global Inc.	18,261	573
*	Romeo Power Inc.	1,260,601	566
	HireQuest Inc.	39,177	552
*,1	Agrify Corp.	277,822	547
*	Urban-Gro Inc.	110,909	537
*,1	Westwater Resources Inc.	489,140	528
*,1	Orbital Energy Group Inc.	831,169	523
*	Perma-Fix Environmental Services Inc.	99,897	518
*	Ultralife Corp.	109,767	499
*	Capstone Green Energy Corp.	192,817	476
*	Fuel Tech Inc.	347,225	431
*,1	Ocean Power Technologies Inc.	752,572	424
*	Broadwind Inc.	242,181	397
*	Williams Industrial Services Group Inc.	250,947	349
*,1	India Globalization Capital Inc.	629,478	334
*	Team Inc.	441,525	328
*,1	Aeroclean Technologies Inc.	24,787	325
*,1	Air Industries Group	452,721	317
*	iSun Inc.	97,442	317
		Shares	Market Value• ($000)
*	LS Starrett Co. Class A	44,215	310
*	Taylor Devices Inc.	35,698	310
*	SG Blocks Inc.	183,195	306
*,1	Odyssey Marine Exploration Inc. Class B	85,385	291
*	Air T Inc.	17,055	281
*	Jewett-Cameron Trading Co. Ltd.	44,541	281
*,1	Flux Power Holdings Inc.	107,827	259
*	Servotronics Inc.	19,402	218
*,1	Polar Power Inc.	79,893	217
*	SIFCO Industries Inc.	59,569	185
*	Sigma Labs Inc.	135,116	173
*	Pioneer Power Solutions Inc.	58,157	167
*	HyreCar Inc.	251,372	153
*	DSS Inc.	433,041	152
*	Astrotech Corp.	350,646	151
	Mega Matrix Corp.	106,575	145
*,1	Applied UV Inc.	59,088	134
*,1,2	FTE Networks Inc.	82,837	124
*,1	Shapeways Holdings Inc.	95,623	112
*,1	LiqTech International Inc.	246,351	111
*,1	Energy Focus Inc.	81,557	106
*,1	Wilhelmina International Inc.	22,778	103
*	JanOne Inc.	39,400	102
*	ShiftPixy Inc.	242,808	77
	Pineapple Energy Inc.	30,377	71
*	Helbiz Inc.	106,121	69
*	Gaucho Group Holdings Inc.	107,968	65
*	Espey Manufacturing & Electronics Corp.	4,426	63
*	FGI Industries Ltd.	26,156	60
*	P&F Industries Inc. Class A	9,628	55
*	Sidus Space Inc. Class A	14,775	49
*,1	Fast Radius Inc.	42,731	27
*,2	Recycling Asset Holdings Inc.	43,054	5
*	TOMI Environmental Solutions Inc.	1,535	1
			11,013,978
Information Technology (19.5%)
*	Palo Alto Networks Inc.	1,324,515	654,231
	Marvell Technology Inc.	11,376,026	495,198
*	Crowdstrike Holdings Inc. Class A	2,869,672	483,712
*	Snowflake Inc. Class A	3,096,482	430,597
*	Block Inc. Class A	6,756,558	415,258
*	Workday Inc. Class A	2,661,052	371,430
*	Zoom Video Communications Inc. Class A	3,049,584	329,264
*	Datadog Inc. Class A	3,332,114	317,351
	VMware Inc. Class A	2,705,048	308,321
*	Trade Desk Inc. Class A	5,936,065	248,662
*	MongoDB Inc.	908,068	235,644
*	Palantir Technologies Inc. Class A	21,958,819	199,166
*	Twilio Inc. Class A	2,308,208	193,451
*	Splunk Inc.	2,160,286	191,099
*	Okta Inc.	2,023,063	182,885
*	HubSpot Inc.	607,628	182,683
	SS&C Technologies Holdings Inc.	2,976,206	172,828
	Dell Technologies Inc. Class C	3,672,160	169,691
	Entegris Inc.	1,813,844	167,109
*	Cloudflare Inc. Class A	3,781,348	165,434
*	Zscaler Inc.	1,076,472	160,943
*	GoDaddy Inc. Class A	2,169,994	150,945
*	DocuSign Inc.	2,495,779	143,208
*	Fair Isaac Corp.	347,808	139,436
*	Black Knight Inc.	2,094,399	136,953
*	Bill.com Holdings Inc.	1,160,993	127,640
*	Zendesk Inc.	1,645,533	121,885
*	Wolfspeed Inc.	1,664,929	105,640
*	Dynatrace Inc.	2,636,358	103,978
	Cognex Corp.	2,331,280	99,126
*	Arrow Electronics Inc.	873,859	97,951
*	Pure Storage Inc. Class A	3,781,592	97,225
	Jabil Inc.	1,884,807	96,521

24

Extended Market Index Fund
		Shares	Market Value• ($000)
	Genpact Ltd.	2,272,278	96,254
*	Manhattan Associates Inc.	837,649	95,995
*	WEX Inc.	603,711	93,913
*	Ciena Corp.	2,046,528	93,526
*	Paylocity Holding Corp.	534,418	93,213
*	First Solar Inc.	1,332,564	90,788
*	Lattice Semiconductor Corp.	1,862,073	90,311
*	Coherent Inc.	331,105	88,147
	CDK Global Inc.	1,569,386	85,955
*	Five9 Inc.	934,937	85,210
	Western Union Co.	5,144,342	84,727
	Littelfuse Inc.	331,751	84,278
	Bentley Systems Inc. Class B	2,526,018	84,116
*	Avalara Inc.	1,172,133	82,753
*	Unity Software Inc.	2,218,791	81,696
*	Guidewire Software Inc.	1,121,158	79,591
*	Sailpoint Technologies Holdings Inc.	1,265,023	79,292
	Concentrix Corp.	577,954	78,394
	MKS Instruments Inc.	745,215	76,481
*	Dropbox Inc. Class A	3,583,729	75,222
*	Lumentum Holdings Inc.	934,880	74,248
*	II-VI Inc.	1,420,068	72,352
*	Mandiant Corp.	3,235,481	70,598
*	Aspen Technology Inc.	376,737	69,199
*	Silicon Laboratories Inc.	492,921	69,117
*	Euronet Worldwide Inc.	677,505	68,150
*	UiPath Inc. Class A	3,734,298	67,927
*	Elastic NV	981,317	66,406
	CMC Materials Inc.	375,534	65,527
*	ExlService Holdings Inc.	442,507	65,195
*	Rogers Corp.	246,724	64,664
*	Vonage Holdings Corp.	3,367,796	63,449
	Switch Inc. Class A	1,859,704	62,300
*	Synaptics Inc.	526,101	62,106
	Dolby Laboratories Inc. Class A	849,832	60,814
*	RingCentral Inc. Class A	1,148,404	60,016
	Universal Display Corp.	583,537	59,019
	Power Integrations Inc.	786,379	58,986
*	SentinelOne Inc. Class A	2,499,340	58,310
*	Novanta Inc.	477,298	57,882
*	Tenable Holdings Inc.	1,267,068	57,538
*	Coupa Software Inc.	1,006,311	57,460
*	NCR Corp.	1,829,528	56,917
*	Qualys Inc.	445,915	56,248
*	Cirrus Logic Inc.	770,335	55,880
	Avnet Inc.	1,291,886	55,396
*	SPS Commerce Inc.	480,290	54,297
	National Instruments Corp.	1,733,483	54,137
*	Smartsheet Inc. Class A	1,709,643	53,734
*	Rapid7 Inc.	784,459	52,402
	Maximus Inc.	829,358	51,843
*	Teradata Corp.	1,391,204	51,488
	TD SYNNEX Corp.	557,375	50,777
	Vontier Corp.	2,155,956	49,565
*	Blackline Inc.	731,267	48,702
*	Box Inc. Class A	1,913,740	48,111
*	Semtech Corp.	852,799	46,878
*	Onto Innovation Inc.	655,719	45,730
*	IPG Photonics Corp.	473,200	44,542
*	Nutanix Inc. Class A	3,002,778	43,931
*	Varonis Systems Inc.	1,489,136	43,661
*	Perficient Inc.	471,272	43,211
*	Workiva Inc. Class A	652,131	43,034
*	Toast Inc. Class A	3,287,675	42,543
*	ACI Worldwide Inc.	1,559,460	40,374
*	Viavi Solutions Inc.	3,043,248	40,262
*	FormFactor Inc.	1,036,954	40,161
*	New Relic Inc.	801,727	40,126
*	Fabrinet	494,272	40,085
		Shares	Market Value• ($000)
*,1	Affirm Holdings Inc. Class A	2,215,382	40,010
*	Insight Enterprises Inc.	461,277	39,799
*	Marqeta Inc. Class A	4,899,784	39,737
*	Envestnet Inc.	749,538	39,553
*	Alteryx Inc. Class A	804,866	38,972
*	Diodes Inc.	595,345	38,441
*	Alarm.com Holdings Inc.	612,834	37,910
*	CommVault Systems Inc.	588,821	37,037
*	Verint Systems Inc.	868,420	36,778
	Advanced Energy Industries Inc.	503,908	36,775
*	Confluent Inc. Class A	1,579,683	36,712
*	Altair Engineering Inc. Class A	684,461	35,934
*	Blackbaud Inc.	616,795	35,817
*	Sprout Social Inc. Class A	608,370	35,328
*	SiTime Corp.	210,371	34,297
*	Ambarella Inc.	519,095	33,980
[1]	Kulicke & Soffa Industries Inc.	792,567	33,930
*	Sanmina Corp.	817,362	33,291
*	NetScout Systems Inc.	975,849	33,032
*	MaxLinear Inc. Class A	943,334	32,054
	Belden Inc.	598,745	31,895
	Badger Meter Inc.	389,455	31,503
	Vishay Intertechnology Inc.	1,764,032	31,435
*	Rambus Inc.	1,448,308	31,124
*	Viasat Inc.	1,000,834	30,656
*	Itron Inc.	604,660	29,888
*	Plexus Corp.	376,658	29,568
*	MACOM Technology Solutions Holdings Inc.	640,111	29,509
*	Q2 Holdings Inc.	760,244	29,323
	EVERTEC Inc.	791,178	29,179
*	Verra Mobility Corp. Class A	1,707,239	26,821
*	PagerDuty Inc.	1,080,989	26,787
	Pegasystems Inc.	552,482	26,431
	Progress Software Corp.	583,476	26,431
*	Gitlab Inc. Class A	494,650	26,286
*	Sabre Corp.	4,359,408	25,415
*	Appian Corp.	531,723	25,182
*	Appfolio Inc. Class A	275,086	24,934
*	Calix Inc.	730,232	24,930
	Bread Financial Holdings Inc.	667,321	24,731
	InterDigital Inc.	405,644	24,663
	CSG Systems International Inc.	408,981	24,408
	Xerox Holdings Corp.	1,636,674	24,305
*	Axcelis Technologies Inc.	442,821	24,284
*	Shift4 Payments Inc. Class A	730,625	24,154
*	nCino Inc.	770,017	23,809
*	Super Micro Computer Inc.	588,140	23,731
*	Kyndryl Holdings Inc.	2,417,977	23,648
*	LiveRamp Holdings Inc.	908,837	23,457
	Amkor Technology Inc.	1,340,009	22,713
*	Plantronics Inc.	569,224	22,587
*	Knowles Corp.	1,214,727	21,051
[1]	Ubiquiti Inc.	82,874	20,570
*	Digital Turbine Inc.	1,172,121	20,477
*,1	MicroStrategy Inc. Class A	124,023	20,377
	Xperi Holding Corp.	1,393,265	20,105
*	Asana Inc. Class A	1,105,030	19,426
*	ePlus Inc.	362,934	19,279
*,1	Freshworks Inc. Class A	1,461,377	19,217
	Methode Electronics Inc.	504,929	18,703
*	Jamf Holding Corp.	743,235	18,410
*	E2open Parent Holdings Inc.	2,357,252	18,339
*	Cohu Inc.	651,719	18,085
*	Qualtrics International Inc. Class A	1,433,749	17,936
*	Ultra Clean Holdings Inc.	600,333	17,872
*	SunPower Corp.	1,110,521	17,557
*,1	C3.ai Inc. Class A	955,499	17,447
*	OSI Systems Inc.	203,382	17,377
*	TTM Technologies Inc.	1,382,327	17,279

25

Extended Market Index Fund
		Shares	Market Value• ($000)
*	CommScope Holding Co. Inc.	2,775,386	16,985
*	Fastly Inc. Class A	1,443,739	16,762
	TTEC Holdings Inc.	244,063	16,569
*	3D Systems Corp.	1,699,641	16,487
*,1	AppLovin Corp. Class A	478,135	16,467
*	Photronics Inc.	821,238	15,998
*	KnowBe4 Inc. Class A	1,023,261	15,983
*	Extreme Networks Inc.	1,731,941	15,449
*	Allegro MicroSystems Inc.	743,898	15,391
*	Momentive Global Inc.	1,734,438	15,263
*	Infinera Corp.	2,836,268	15,202
*	Duck Creek Technologies Inc.	1,018,839	15,130
*	Evo Payments Inc. Class A	636,364	14,967
*	Impinj Inc.	252,295	14,802
*	Everbridge Inc.	527,921	14,724
	CTS Corp.	431,714	14,700
*	Ping Identity Holding Corp.	806,892	14,637
*	PROS Holdings Inc.	542,988	14,243
*	Zuora Inc. Class A	1,555,948	13,926
*	Cerence Inc.	519,093	13,097
*	Veeco Instruments Inc.	673,095	13,058
*	BigCommerce Holdings Inc.	800,540	12,969
*,1	HashiCorp Inc. Class A	439,873	12,950
*	PAR Technology Corp.	344,579	12,918
*	Repay Holdings Corp. Class A	1,000,114	12,851
*	LivePerson Inc.	895,126	12,657
*,1	Olo Inc. Class A	1,275,944	12,594
*	Agilysys Inc.	265,240	12,538
*	MoneyGram International Inc.	1,235,854	12,359
*	Avid Technology Inc.	471,806	12,243
*	Harmonic Inc.	1,393,526	12,082
	ADTRAN Inc.	660,537	11,579
	A10 Networks Inc.	805,054	11,577
*	Digi International Inc.	471,547	11,421
*	Model N Inc.	443,064	11,334
*	Paycor HCM Inc.	431,389	11,216
*,1	Matterport Inc.	2,986,941	10,932
*	Unisys Corp.	908,127	10,925
*	Domo Inc. Class B	389,718	10,834
*,1	Samsara Inc. Class A	959,922	10,722
*	ScanSource Inc.	341,971	10,649
	Benchmark Electronics Inc.	468,984	10,580
*	NeoPhotonics Corp.	669,214	10,527
*	CEVA Inc.	308,055	10,338
*	Payoneer Global Inc.	2,637,144	10,338
*	Grid Dynamics Holdings Inc.	613,861	10,325
*	SMART Global Holdings Inc.	621,676	10,177
*	Ichor Holdings Ltd.	383,856	9,973
*	Clearfield Inc.	153,796	9,528
*	DigitalOcean Holdings Inc.	229,866	9,507
*	Consensus Cloud Solutions Inc.	216,764	9,468
*	Alpha & Omega Semiconductor Ltd.	282,471	9,418
*	Conduent Inc.	2,179,235	9,414
*	International Money Express Inc.	453,970	9,293
*,1	ForgeRock Inc. Class A	429,378	9,197
*,1	Lightwave Logic Inc.	1,373,909	8,985
*	Sumo Logic Inc.	1,195,896	8,957
*	PDF Solutions Inc.	402,270	8,653
*,1	MicroVision Inc.	2,224,122	8,541
*,1	Informatica Inc. Class A	411,188	8,540
*	ACM Research Inc. Class A	503,076	8,467
*	N-able Inc.	930,087	8,371
*	Sprinklr Inc. Class A	811,415	8,203
*	Napco Security Technologies Inc.	397,809	8,191
*,1	Mirion Technologies Inc.	1,420,609	8,183
*	8x8 Inc.	1,562,623	8,048
*	Squarespace Inc. Class A	384,061	8,035
*	FARO Technologies Inc.	247,907	7,643
*	CCC Intelligent Solutions Holdings Inc.	829,198	7,629
		Shares	Market Value• ($000)
*	Paya Holdings Inc.	1,153,390	7,578
*	Yext Inc.	1,564,083	7,476
*	I3 Verticals Inc. Class A	297,403	7,441
*,1	Marathon Digital Holdings Inc.	1,371,504	7,324
*	Arlo Technologies Inc.	1,153,001	7,229
*	NETGEAR Inc.	389,286	7,210
*	Kimball Electronics Inc.	352,534	7,086
*	Thoughtworks Holding Inc.	501,141	7,071
	American Software Inc. Class A	428,796	6,929
*	Clearwater Analytics Holdings Inc. Class A	566,847	6,825
	Hackett Group Inc.	359,298	6,816
*,1	IonQ Inc.	1,543,584	6,761
	PC Connection Inc.	147,098	6,480
*	TaskUS Inc. Class A	369,083	6,223
	SolarWinds Corp.	602,810	6,179
*	ChannelAdvisor Corp.	421,864	6,151
*	nLight Inc.	597,805	6,110
*	Rackspace Technology Inc.	840,694	6,028
*	Telos Corp.	723,001	5,842
*,1	Corsair Gaming Inc.	441,379	5,795
*	OneSpan Inc.	484,289	5,763
*,1	Tucows Inc. Class A	129,055	5,744
*,1	Riot Blockchain Inc.	1,359,518	5,696
*	Mitek Systems Inc.	606,711	5,606
*,1	SmartRent Inc. Class A	1,220,016	5,514
	Cass Information Systems Inc.	163,074	5,512
	Ebix Inc.	320,907	5,423
*,1	Cyxtera Technologies Inc.	475,296	5,390
*	Upland Software Inc.	366,884	5,327
*	Vishay Precision Group Inc.	180,960	5,271
*,1	AvePoint Inc.	1,213,115	5,265
*	Ribbon Communications Inc.	1,670,678	5,079
*	BTRS Holdings Inc.	1,009,027	5,025
*	Braze Inc. Class A	130,794	4,739
*,1	SEMrush Holdings Inc. Class A	364,413	4,712
*	Cantaloupe Inc.	816,617	4,573
*,1	Core Scientific Inc.	3,066,951	4,570
*	indie Semiconductor Inc. Class A	798,404	4,551
*,1	908 Devices Inc.	216,201	4,452
*	Amplitude Inc. Class A	311,106	4,446
*	Edgio Inc.	1,833,706	4,236
*,1	Eastman Kodak Co.	910,650	4,225
*	Vertex Inc. Class A	368,976	4,180
*,1	Cvent Holding Corp. Class A	898,007	4,149
*	GTY Technology Holdings Inc.	649,439	4,065
*,1	SoundHound AI Inc.	1,511,902	4,052
*,1	Navitas Semiconductor Corp.	1,034,364	3,993
*	Aeva Technologies Inc.	1,272,189	3,982
*	Rigetti Computing Inc.	1,016,496	3,731
*	DZS Inc.	225,110	3,663
*	Clear Secure Inc. Class A	181,759	3,635
*	CyberOptics Corp.	103,039	3,600
*	Brightcove Inc.	552,582	3,492
*	Identiv Inc.	300,298	3,477
*,1	WM Technology Inc.	1,030,550	3,391
*	Benefitfocus Inc.	428,732	3,336
	Information Services Group Inc.	483,446	3,268
*,1	Meta Materials Inc.	3,168,633	3,264
	Comtech Telecommunications Corp.	356,025	3,229
*	Aviat Networks Inc.	128,216	3,211
*	AXT Inc.	544,121	3,189
*	ShotSpotter Inc.	116,993	3,148
*	CS Disco Inc.	172,201	3,106
	NVE Corp.	66,509	3,101
*	MeridianLink Inc.	184,055	3,074
*	eGain Corp.	311,555	3,038
*	Credo Technology Group Holding Ltd.	257,400	3,006
*,1	Focus Universal Inc.	256,212	2,926
*	PFSweb Inc.	236,891	2,786

26

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	AEye Inc.	1,456,343	2,782
*,1	Atomera Inc.	293,795	2,756
*,1	Veritone Inc.	420,513	2,746
*,1	Rockley Photonics Holdings Ltd.	1,237,734	2,698
	Bel Fuse Inc. Class B	169,576	2,639
*	Rimini Street Inc.	437,983	2,632
*	Turtle Beach Corp.	214,938	2,629
*,1	Digimarc Corp.	181,621	2,568
*,1	Akoustis Technologies Inc.	693,505	2,566
*	Enfusion Inc. Class A	249,671	2,549
*	Avaya Holdings Corp.	1,129,709	2,531
*	Luna Innovations Inc.	432,493	2,521
*	Paymentus Holdings Inc. Class A	177,545	2,374
*	EverCommerce Inc.	261,744	2,366
*	Flywire Corp.	134,154	2,365
*	Aehr Test Systems	310,269	2,327
*,1	Ondas Holdings Inc.	424,177	2,286
*	Cambium Networks Corp.	151,410	2,218
*	Diebold Nixdorf Inc.	976,284	2,216
*,1	Expensify Inc. Class A	124,376	2,213
*	CoreCard Corp.	90,397	2,207
	Richardson Electronics Ltd.	148,916	2,183
*	Intapp Inc.	148,793	2,178
*	Immersion Corp.	397,260	2,121
*	CalAmp Corp.	501,566	2,092
*	AvidXchange Holdings Inc.	338,125	2,076
*,1	Cleanspark Inc.	521,350	2,044
*,1	Inseego Corp.	1,056,445	1,997
*	Evolv Technologies Holdings Inc.	750,671	1,997
*	Couchbase Inc.	119,170	1,957
*	KVH Industries Inc.	220,466	1,918
*	Casa Systems Inc.	487,239	1,915
*	ServiceSource International Inc.	1,286,404	1,891
*	Genasys Inc.	539,552	1,754
*	Lantronix Inc.	321,313	1,729
*	Iteris Inc.	594,898	1,719
*	Daktronics Inc.	569,171	1,713
*,1	Cerberus Cyber Sentinel Corp.	452,724	1,630
*	Intevac Inc.	335,609	1,624
*	Smith Micro Software Inc.	654,525	1,617
*,1	Transphorm Inc.	420,844	1,603
*	Computer Task Group Inc.	186,210	1,594
*,1	Ouster Inc.	982,567	1,592
*,1	AgileThought Inc. Class A	305,314	1,578
*,1	Dave Inc.	2,249,990	1,548
*	SecureWorks Corp. Class A	136,531	1,483
*	EMCORE Corp.	476,440	1,463
*	Innodata Inc.	295,732	1,431
*,1	Alpine 4 Holdings Inc.	2,009,576	1,426
*,1	Latch Inc.	1,230,861	1,403
*	Embark Technology Inc.	2,709,422	1,369
*	Synchronoss Technologies Inc.	1,182,868	1,360
*,1	Zeta Global Holdings Corp. Class A	300,457	1,358
*	QuickLogic Corp.	157,615	1,337
*	Amtech Systems Inc.	181,247	1,323
*	Pixelworks Inc.	670,552	1,281
*	Velodyne Lidar Inc.	1,322,007	1,263
*	Asure Software Inc.	218,983	1,247
*	Airgain Inc.	152,031	1,234
*,1	Kopin Corp.	1,069,064	1,197
*,1	Phunware Inc.	1,095,846	1,184
*,1	Airspan Networks Holdings Inc.	393,381	1,176
*	ON24 Inc.	122,769	1,165
*	Powerfleet Inc.	535,648	1,162
*	PCTEL Inc.	275,624	1,127
*,1	IronNet Inc.	506,050	1,118
*	Everspin Technologies Inc.	213,096	1,117
*	VirnetX Holding Corp.	904,272	1,058
*	inTEST Corp.	148,143	1,010
		Shares	Market Value• ($000)
*	Priority Technology Holdings Inc.	298,954	987
*,1	CompoSecure Inc.	188,652	981
*	AstroNova Inc.	81,242	973
*	Viant Technology Inc. Class A	188,194	956
*	SRAX Inc. Class A	286,040	950
	Wayside Technology Group Inc.	28,246	939
*	Quantum Corp.	645,327	916
*	Issuer Direct Corp.	34,223	871
*,1	MICT Inc.	1,530,039	870
*	Park City Group Inc.	193,141	850
*,1	BM Technologies Inc.	144,161	849
*,1	Rekor Systems Inc.	470,915	829
*	CPI Card Group Inc.	48,983	823
*	LGL Group Inc.	63,106	819
*,1	Cipher Mining Inc.	572,553	784
*,1	Red Cat Holdings Inc.	381,770	779
*	GSI Technology Inc.	219,225	756
*,1	Paysign Inc.	495,746	754
*	Steel Connect Inc.	526,873	706
*,1	Inuvo Inc.	1,409,054	697
*,1	Blend Labs Inc. Class A	288,782	682
*	LiveVox Holdings Inc.	407,815	677
*	Key Tronic Corp.	152,801	674
*	One Stop Systems Inc.	167,844	661
*	Quantum Computing Inc.	276,738	659
*	Frequency Electronics Inc.	89,424	653
*	Research Frontiers Inc.	360,890	628
*,1	Wrap Technologies Inc.	337,522	628
*,1	NextNav Inc.	275,380	625
*,1	Intrusion Inc.	157,429	616
*	NetSol Technologies Inc.	188,228	599
*,1	eMagin Corp.	904,971	588
*,1	SkyWater Technology Inc.	96,677	582
*	ALJ Regional Holdings Inc.	298,666	576
*	Usio Inc.	234,074	569
*	RF Industries Ltd.	89,809	557
*,1	Ipsidy Inc.	281,693	546
*	ClearSign Technologies Corp.	448,479	543
*,1	Applied Optoelectronics Inc.	348,449	540
*,1	Exela Technologies Inc.	4,715,065	539
*	CSP Inc.	58,049	528
*,1	Digital Ally Inc.	646,697	512
*	Backblaze Inc. Class A	96,150	503
*	TESSCO Technologies Inc.	84,807	501
*	Terawulf Inc.	414,269	497
*	Intellicheck Inc.	242,030	489
*,1	Soluna Holdings Inc.	118,915	484
*	Arteris Inc.	69,377	484
*	TransAct Technologies Inc.	118,240	478
*,1	Boxlight Corp. Class A	701,328	477
*	AudioEye Inc.	77,855	468
*	Franklin Wireless Corp.	144,813	468
*	StarTek Inc.	160,783	465
*,1	LightPath Technologies Inc. Class A	369,197	454
*	Aware Inc.	182,226	434
*,1	CPS Technologies Corp.	139,869	425
*	Kaltura Inc.	212,785	423
*	Neonode Inc.	79,508	407
*	Data I/O Corp.	131,381	403
*,1	Vislink Technologies Inc.	667,529	397
*,1	Cepton Inc.	249,600	389
	Autoscope Technologies Corp.	70,421	384
*	SigmaTron International Inc.	54,207	383
*,1	Verb Technology Co. Inc.	727,515	380
*	Optical Cable Corp.	101,217	365
*,1	SeaChange International Inc.	562,926	340
*,1	Marin Software Inc.	201,926	333
*	Wireless Telecom Group Inc.	248,831	328
*	Electro-Sensors Inc.	53,093	321

27

Extended Market Index Fund
		Shares	Market Value• ($000)
*	GSE Systems Inc.	255,595	319
*	Greenidge Generation Holdings Inc.	123,184	313
*,1	Inpixon	1,830,210	311
*	RealNetworks Inc.	451,582	285
*	Quanergy Systems Inc.	675,700	277
*	CVD Equipment Corp.	68,503	271
*	WidePoint Corp.	112,347	269
*,1	GreenBox POS	241,671	254
*	BSQUARE Corp.	189,335	239
*,1	Coda Octopus Group Inc.	45,235	226
*,1	Bio-key International Inc.	118,874	210
*	Qumu Corp.	258,434	208
*	Research Solutions Inc.	116,162	206
*,1	VerifyMe Inc.	104,906	206
*	Socket Mobile Inc.	66,909	203
*,1	American Virtual Cloud Technologies Inc.	761,065	190
*	Peraso Inc.	96,589	185
*	TSR Inc.	23,470	175
*,1	Universal Security Instruments Inc.	45,910	166
*	Trio-Tech International	37,821	164
*,1	Stronghold Digital Mining Inc. Class A	96,856	161
*	AmpliTech Group Inc.	66,272	134
*	BTCS Inc.	87,691	131
*	Bridgeline Digital Inc.	106,529	128
*	Alfi Inc.	108,022	125
	SilverSun Technologies Inc.	44,830	121
*	Glimpse Group Inc.	30,269	120
*	OLB Group Inc.	112,607	99
*,1	Data Storage Corp.	39,506	97
*,1	ComSovereign Holding Corp.	556,676	94
*	DatChat Inc.	86,875	94
*	WiSA Technologies Inc.	134,717	84
*	Cemtrex Inc.	244,785	71
*	ClearOne Inc.	114,463	62
*	Auddia Inc.	71,444	62
	Crexendo Inc.	18,473	57
	Bel Fuse Inc. Class A	2,346	51
*	ADDvantage Technologies Group Inc.	40,013	50
*,1	Akerna Corp.	296,793	41
*	Blackboxstocks Inc.	26,607	39
*	CYNGN Inc.	32,519	37
*	Duos Technologies Group Inc.	8,483	32
*	Kaspien Holdings Inc.	12,336	29
*	WaveDancer Inc.	19,301	26
*,2	SRAX Inc.	284,252	20
*	Sono-Tek Corp.	1,196	9
*	Sonim Technologies Inc.	6,530	4
			15,138,747
Materials (4.3%)
	Steel Dynamics Inc.	2,405,254	159,108
	Crown Holdings Inc.	1,647,300	151,832
	Reliance Steel & Aluminum Co.	827,637	140,582
	RPM International Inc.	1,726,331	135,897
	Alcoa Corp.	2,480,511	113,062
*	Cleveland-Cliffs Inc.	6,409,190	98,509
*	Berry Global Group Inc.	1,736,470	94,881
	Royal Gold Inc.	882,117	94,192
	AptarGroup Inc.	884,052	91,243
	Olin Corp.	1,865,614	86,341
	Graphic Packaging Holding Co.	3,797,995	77,859
	Huntsman Corp.	2,657,305	75,335
	Sonoco Products Co.	1,294,603	73,844
	Ashland Global Holdings Inc.	679,124	69,984
	Valvoline Inc.	2,374,199	68,448
	Chemours Co.	2,071,095	66,316
	United States Steel Corp.	3,494,888	62,593
*	Axalta Coating Systems Ltd.	2,780,023	61,466
	Eagle Materials Inc.	532,643	58,559
	Louisiana-Pacific Corp.	1,098,086	57,551
		Shares	Market Value• ($000)
	Balchem Corp.	431,534	55,987
	Commercial Metals Co.	1,616,996	53,523
	Element Solutions Inc.	2,931,118	52,174
	Avient Corp.	1,220,024	48,899
*	Livent Corp.	2,152,030	48,830
	Cabot Corp.	749,848	47,833
	Silgan Holdings Inc.	1,127,688	46,630
	Sensient Technologies Corp.	555,489	44,750
	Westlake Corp.	446,619	43,778
	Scotts Miracle-Gro Co.	545,673	43,103
	HB Fuller Co.	712,853	42,921
*	Arconic Corp.	1,420,783	39,853
*	Allegheny Technologies Inc.	1,640,394	37,253
*	Summit Materials Inc. Class A	1,575,848	36,701
*	Ingevity Corp.	523,118	33,030
*	MP Materials Corp.	997,879	32,012
	Innospec Inc.	325,736	31,202
*,1	Ginkgo Bioworks Holdings Inc.	13,072,556	31,113
	Alpha Metallurgical Resources Inc.	233,683	30,175
*	O-I Glass Inc.	2,084,851	29,188
	Stepan Co.	284,668	28,851
	Hecla Mining Co.	7,194,352	28,202
	Minerals Technologies Inc.	443,935	27,231
	Greif Inc. Class A	428,643	26,739
	Quaker Chemical Corp.	178,818	26,737
	NewMarket Corp.	87,806	26,426
	Tronox Holdings plc Class A	1,516,699	25,481
*	GCP Applied Technologies Inc.	683,686	21,386
	Warrior Met Coal Inc.	683,812	20,931
	Materion Corp.	272,929	20,123
	Worthington Industries Inc.	427,626	18,858
	Trinseo plc	483,902	18,611
	Carpenter Technology Corp.	650,888	18,166
	Kaiser Aluminum Corp.	210,704	16,665
	Compass Minerals International Inc.	457,617	16,195
	TriMas Corp.	575,137	15,926
	Sylvamo Corp.	479,153	15,659
	AdvanSix Inc.	379,656	12,696
	Orion Engineered Carbons SA	814,165	12,644
*	Coeur Mining Inc.	3,878,684	11,791
	Schnitzer Steel Industries Inc. Class A	343,770	11,289
	Myers Industries Inc.	482,778	10,974
	Schweitzer-Mauduit International Inc.	422,517	10,614
*,1	PureCycle Technologies Inc.	1,423,696	10,564
*	TimkenSteel Corp.	556,254	10,407
	Hawkins Inc.	263,558	9,496
*,1	Piedmont Lithium Inc.	250,383	9,116
	American Vanguard Corp.	373,322	8,344
*,1	Origin Materials Inc.	1,613,695	8,262
*	Resolute Forest Products Inc.	626,671	7,996
	Chase Corp.	101,663	7,910
*	Clearwater Paper Corp.	234,888	7,899
	Neenah Inc.	223,789	7,640
	SunCoke Energy Inc.	1,075,976	7,327
	Mercer International Inc.	554,340	7,290
	Ecovyst Inc.	737,507	7,264
	Koppers Holdings Inc.	303,379	6,868
	Haynes International Inc.	178,613	5,853
*	Intrepid Potash Inc.	127,677	5,782
*	LSB Industries Inc.	411,095	5,698
	Pactiv Evergreen Inc.	567,255	5,650
	Kronos Worldwide Inc.	294,982	5,428
*,1	Danimer Scientific Inc.	1,145,455	5,223
*	Century Aluminum Co.	681,218	5,021
*,1	Amyris Inc.	2,618,256	4,844
	Ryerson Holding Corp.	218,026	4,642
*,1	5E Advanced Materials Inc.	379,805	4,626
*	Diversey Holdings Ltd.	648,292	4,279
	Glatfelter Corp.	601,421	4,138

28

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Ranpak Holdings Corp. Class A	542,439	3,797
	Tredegar Corp.	361,818	3,618
	Olympic Steel Inc.	134,910	3,474
*,1	Aspen Aerogels Inc.	334,951	3,309
	FutureFuel Corp.	378,631	2,756
	United States Lime & Minerals Inc.	22,733	2,401
*	Rayonier Advanced Materials Inc.	870,744	2,281
*	Hycroft Mining Holding Corp. Class A	1,842,144	2,045
*	McEwen Mining Inc.	4,633,641	2,035
	Ramaco Resources Inc.	141,138	1,856
	Gold Resource Corp.	1,129,590	1,841
*,1	Gatos Silver Inc.	612,497	1,758
*	Marrone Bio Innovations Inc.	1,424,715	1,653
*	Synalloy Corp.	114,447	1,609
*,1	Idaho Strategic Resources Inc.	177,938	1,400
*	Advanced Emissions Solutions Inc.	280,196	1,314
*,1	Loop Industries Inc.	332,003	1,288
*,1	Flotek Industries Inc.	940,861	933
*	Core Molding Technologies Inc.	97,729	898
*	Universal Stainless & Alloy Products Inc.	113,585	841
	Northern Technologies International Corp.	89,504	837
*	Smith-Midland Corp.	58,159	814
*	AgroFresh Solutions Inc.	393,836	705
	Friedman Industries Inc.	85,667	697
*	Ampco-Pittsburgh Corp.	158,635	614
*,1	Golden Minerals Co.	1,362,026	487
*	United States Antimony Corp.	1,197,293	484
*	Cryptyde Inc.	232,534	472
*	Solitario Zinc Corp.	784,751	447
*	Comstock Inc.	598,635	371
*	Zymergen Inc.	228,875	281
*	US Gold Corp.	48,538	201
*	Crown ElectroKinetics Corp.	173,237	158
*	Paramount Gold Nevada Corp.	339,615	149
*,2	F-star Therapeutics Inc. CVR	40,838	3
*,2	Ikonics Corp. CVR	12,227	—
			3,334,146
Other (0.0%)[3]
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
Real Estate (7.6%)
	Invitation Homes Inc.	8,101,447	288,249
	Sun Communities Inc.	1,617,231	257,722
	WP Carey Inc.	2,582,037	213,948
	Equity LifeStyle Properties Inc.	2,310,654	162,832
	Gaming & Leisure Properties Inc.	3,161,381	144,981
	American Homes 4 Rent Class A	3,968,250	140,635
	CubeSmart	2,999,072	128,120
	Rexford Industrial Realty Inc.	2,206,837	127,092
	Life Storage Inc.	1,125,530	125,677
	Medical Properties Trust Inc.	8,042,494	122,809
	American Campus Communities Inc.	1,876,837	121,000
*	Jones Lang LaSalle Inc.	656,407	114,779
	Americold Realty Trust Inc.	3,598,827	108,109
	Lamar Advertising Co. Class A	1,170,776	102,993
	National Retail Properties Inc.	2,365,908	101,734
	Omega Healthcare Investors Inc.	3,161,425	89,121
	Apartment Income REIT Corp. Class A	2,114,051	87,945
	STORE Capital Corp.	3,360,847	87,651
	EastGroup Properties Inc.	557,124	85,981
	Healthcare Trust of America Inc. Class A	3,050,820	85,148
	First Industrial Realty Trust Inc.	1,758,312	83,485
	Brixmor Property Group Inc.	4,012,741	81,097
	STAG Industrial Inc.	2,399,821	74,106
	Kilroy Realty Corp.	1,414,073	73,998
	Rayonier Inc.	1,962,331	73,352
	Agree Realty Corp.	995,576	71,811
*	Zillow Group Inc. Class C	2,168,119	68,838
	Spirit Realty Capital Inc.	1,785,144	67,443
		Shares	Market Value• ($000)
	Independence Realty Trust Inc.	2,938,284	60,911
	Cousins Properties Inc.	2,009,412	58,735
	Terreno Realty Corp.	1,015,935	56,618
	National Storage Affiliates Trust	1,127,966	56,477
*	Ryman Hospitality Properties Inc.	735,122	55,891
	Healthcare Realty Trust Inc.	2,040,064	55,490
	Physicians Realty Trust	3,044,876	53,133
	Douglas Emmett Inc.	2,366,717	52,967
	Kite Realty Group Trust	2,932,088	50,696
[1]	Phillips Edison & Co. Inc.	1,504,867	50,278
	PS Business Parks Inc.	266,391	49,855
	Highwoods Properties Inc.	1,399,875	47,862
	Broadstone Net Lease Inc.	2,315,087	47,482
	EPR Properties	1,006,742	47,246
	Sabra Health Care REIT Inc.	3,044,811	42,536
	Park Hotels & Resorts Inc.	3,088,663	41,913
	Innovative Industrial Properties Inc.	379,367	41,681
	Apple Hospitality REIT Inc.	2,829,675	41,511
*	Equity Commonwealth	1,483,387	40,838
	PotlatchDeltic Corp.	920,767	40,689
	LXP Industrial Trust	3,754,873	40,327
	SL Green Realty Corp.	863,172	39,835
*	DigitalBridge Group Inc.	8,151,816	39,781
	Corporate Office Properties Trust	1,505,708	39,434
	Essential Properties Realty Trust Inc.	1,773,511	38,113
	National Health Investors Inc.	611,012	37,033
*	Howard Hughes Corp.	518,106	35,257
	JBG SMITH Properties	1,466,984	34,680
	Outfront Media Inc.	1,936,752	32,828
	SITE Centers Corp.	2,396,332	32,279
*	Cushman & Wakefield plc	2,010,553	30,641
	Kennedy-Wilson Holdings Inc.	1,613,578	30,561
	Uniti Group Inc.	3,151,203	29,684
	Hudson Pacific Properties Inc.	1,958,123	29,059
	Pebblebrook Hotel Trust	1,753,163	29,050
*	Sunstone Hotel Investors Inc.	2,927,335	29,039
	Four Corners Property Trust Inc.	1,042,457	27,719
	Retail Opportunity Investments Corp.	1,609,996	25,406
*,1	Opendoor Technologies Inc.	5,273,875	24,840
	Macerich Co.	2,840,076	24,737
	RLJ Lodging Trust	2,232,886	24,629
	Washington REIT	1,131,590	24,114
	CareTrust REIT Inc.	1,303,953	24,045
	Easterly Government Properties Inc. Class A	1,248,058	23,763
	InvenTrust Properties Corp.	911,836	23,516
*	DiamondRock Hospitality Co.	2,826,640	23,207
	Urban Edge Properties	1,472,744	22,400
*	Xenia Hotels & Resorts Inc.	1,541,428	22,397
	Piedmont Office Realty Trust Inc. Class A	1,677,684	22,011
	Brandywine Realty Trust	2,280,159	21,981
	American Assets Trust Inc.	706,160	20,973
	Acadia Realty Trust	1,306,543	20,408
	LTC Properties Inc.	524,948	20,153
	Newmark Group Inc. Class A	2,056,110	19,883
	Tanger Factory Outlet Centers Inc.	1,396,884	19,864
	Global Net Lease Inc.	1,373,430	19,448
	NexPoint Residential Trust Inc.	307,037	19,193
	St. Joe Co.	444,072	17,567
	Alexander & Baldwin Inc.	966,360	17,346
*	Zillow Group Inc. Class A	526,435	16,746
	Centerspace	200,714	16,368
	iStar Inc.	1,155,157	15,837
	Paramount Group Inc.	2,177,429	15,743
*	Anywhere Real Estate Inc.	1,567,018	15,404
*,1	WeWork Inc.	2,845,686	14,285
*	Veris Residential Inc.	1,070,044	14,167
	Getty Realty Corp.	534,104	14,154
	UMH Properties Inc.	780,484	13,783
	Empire State Realty Trust Inc. Class A	1,911,819	13,440

29

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Apartment Investment & Management Co. Class A	2,095,019	13,408
	Office Properties Income Trust	662,663	13,220
	NETSTREIT Corp.	681,265	12,855
	Marcus & Millichap Inc.	339,471	12,557
	Industrial Logistics Properties Trust	882,633	12,427
	Necessity Retail REIT Inc. Class A	1,672,888	12,179
	Gladstone Commercial Corp.	634,114	11,947
	Community Healthcare Trust Inc.	326,873	11,836
*	Redfin Corp.	1,424,536	11,738
	Service Properties Trust	2,220,402	11,613
	Armada Hoffler Properties Inc.	895,488	11,498
	RPT Realty	1,146,264	11,268
	Plymouth Industrial REIT Inc.	625,649	10,974
*	Summit Hotel Properties Inc.	1,468,265	10,674
[1]	eXp World Holdings Inc.	891,658	10,495
	Bluerock Residential Growth REIT Inc. Class A	360,954	9,489
	Gladstone Land Corp.	425,911	9,438
	Global Medical REIT Inc.	824,203	9,256
	Universal Health Realty Income Trust	165,697	8,817
	Saul Centers Inc.	181,228	8,538
	Orion Office REIT Inc.	764,421	8,378
	City Office REIT Inc.	587,254	7,605
	Urstadt Biddle Properties Inc. Class A	462,061	7,485
	Whitestone REIT	663,788	7,136
	CatchMark Timber Trust Inc. Class A	706,708	7,109
*	Chatham Lodging Trust	676,266	7,067
	Safehold Inc.	192,085	6,794
	Alexander's Inc.	29,793	6,619
	RMR Group Inc. Class A	222,608	6,311
	Diversified Healthcare Trust	3,285,108	5,979
	One Liberty Properties Inc.	226,049	5,873
	RE/MAX Holdings Inc. Class A	235,412	5,772
*	FRP Holdings Inc.	92,654	5,592
	Farmland Partners Inc.	393,633	5,432
	Franklin Street Properties Corp.	1,277,010	5,325
	Indus Realty Trust Inc.	89,466	5,311
*	Tejon Ranch Co.	335,369	5,205
	CTO Realty Growth Inc.	83,855	5,125
	Cedar Realty Trust Inc.	173,818	5,004
*	Hersha Hospitality Trust Class A	456,664	4,480
	Douglas Elliman Inc.	873,780	4,185
*	Forestar Group Inc.	259,283	3,550
	BRT Apartments Corp.	161,953	3,480
	Braemar Hotels & Resorts Inc.	779,361	3,343
	Postal Realty Trust Inc. Class A	223,245	3,326
*	Stratus Properties Inc.	96,387	3,106
	Alpine Income Property Trust Inc.	153,116	2,744
*	Ashford Hospitality Trust Inc.	446,083	2,668
*	Seritage Growth Properties Class A	504,395	2,628
*,1	Doma Holdings Inc.	2,416,616	2,489
*,1	Offerpad Solutions Inc.	969,559	2,114
	Clipper Realty Inc.	217,586	1,680
*	Altisource Portfolio Solutions SA	126,246	1,356
	Creative Media & Community Trust Corp.	186,383	1,323
*	Transcontinental Realty Investors Inc.	22,463	894
	New York City REIT Inc. Class A	160,831	844
*	Maui Land & Pineapple Co. Inc.	87,398	828
*	AMREP Corp.	56,416	633
*,1	Fathom Holdings Inc.	76,269	598
[1]	CorEnergy Infrastructure Trust Inc.	234,079	590
	Global Self Storage Inc.	79,508	448
*	Power REIT	33,413	425
*	Sotherly Hotels Inc.	218,019	379
*	Wheeler REIT Inc.	146,044	371
*	Trinity Place Holdings Inc.	313,786	317
*	Rafael Holdings Inc. Class B	147,508	276
*	InterGroup Corp.	6,187	260
*	Comstock Holding Cos. Inc. Class A	52,273	236
*,1	Pennsylvania REIT	61,219	205
		Shares	Market Value• ($000)
*,2	Spirit MTA REIT	653,668	175
	InnSuites Hospitality Trust	51,296	148
*	Alset EHome International Inc.	432,045	127
			5,884,168
Utilities (2.6%)
*	PG&E Corp.	20,216,375	201,759
	Essential Utilities Inc.	3,083,961	141,400
	Vistra Corp.	5,774,377	131,945
	UGI Corp.	2,788,014	107,645
	OGE Energy Corp.	2,679,019	103,303
	National Fuel Gas Co.	1,212,296	80,072
	Southwest Gas Holdings Inc.	894,197	77,867
	IDACORP Inc.	683,066	72,350
	Black Hills Corp.	858,619	62,482
	Hawaiian Electric Industries Inc.	1,465,812	59,952
	ONE Gas Inc.	736,138	59,767
	Portland General Electric Co.	1,189,013	57,465
	New Jersey Resources Corp.	1,290,427	57,463
	South Jersey Industries Inc.	1,596,468	54,503
	PNM Resources Inc.	1,125,065	53,756
	Spire Inc.	688,350	51,193
	Ormat Technologies Inc.	597,541	46,817
	ALLETE Inc.	762,839	44,840
	Clearway Energy Inc. Class C	1,276,793	44,483
	Avangrid Inc.	934,639	43,106
	California Water Service Group	765,102	42,501
	NorthWestern Corp.	719,379	42,393
	Avista Corp.	960,037	41,771
	American States Water Co.	493,441	40,220
	MGE Energy Inc.	487,943	37,977
	Otter Tail Corp.	562,633	37,770
	Chesapeake Utilities Corp.	234,284	30,351
	Northwest Natural Holding Co.	468,285	24,866
	SJW Group	369,683	23,072
*	Sunnova Energy International Inc.	1,251,348	23,062
	Middlesex Water Co.	234,537	20,564
	Unitil Corp.	210,596	12,366
*,1	Montauk Renewables Inc.	848,083	8,523
	Clearway Energy Inc. Class A	250,740	8,016
	York Water Co.	169,333	6,846
	Artesian Resources Corp. Class A	115,069	5,658
*,1	Altus Power Inc.	522,710	3,298
	Genie Energy Ltd. Class B	316,652	2,901
*	Pure Cycle Corp.	268,033	2,825
	Consolidated Water Co. Ltd.	150,627	2,184
	RGC Resources Inc.	101,978	1,945
	Global Water Resources Inc.	124,335	1,642
	Via Renewables Inc. Class A	186,239	1,427
*,1	Cadiz Inc.	379,213	884
			1,975,230
Total Common Stocks (Cost $75,060,696)			76,773,717
Preferred Stocks (0.0%)
[1,4]	Meta Materials Inc. Pfd., 0.000%	1,758,570	2,717
	FAT Brands Inc. Pfd., 8.250%, 8/8/22	7,939	141
	Air T Funding Pfd., 8.000%, 6/7/24	704	15
Total Preferred Stocks (Cost $143)			2,873

30

Extended Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[5,6] Vanguard Market Liquidity Fund, 1.417% (Cost $2,342,069)	23,427,463	2,342,044
Total Investments (102.1%) (Cost $77,402,908)		79,118,634
Other Assets and Liabilities—Net (-2.1%)		(1,645,124)
Net Assets (100%)		77,473,510
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,499,928,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,705,687,000 was received for securities on loan, of which $1,705,176,000 is held in Vanguard Market Liquidity Fund and $511,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	5,210	444,934	(17,291)
E-mini S&P 500 Index	September 2022	316	59,874	62
E-mini S&P Mid-Cap 400 Index	September 2022	91	20,639	(1,194)
				(18,423)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Airbnb Inc. Class A	8/31/22	BANA	13,900	(1.252)	—	(3,669)
Airbnb Inc. Class A	8/31/22	BANA	13,900	(1.189)	—	(3,669)
Bill.com Holdings Inc.	8/31/22	BANA	10,050	(1.235)	—	(715)
Chewy Inc. Class A	1/31/23	GSI	9,064	(1.660)	1,694	—
Datadog Inc. Class A	8/31/22	BANA	12,401	(1.251)	—	(31)
DocuSign Inc.	8/31/22	BANA	15,272	(1.177)	—	(4,843)
Lucid Group Inc.	1/31/23	GSI	32,237	(1.594)	—	(681)
Popular Inc.	8/31/22	BANA	2,416	(1.752)	—	(110)
Popular Inc.	8/31/22	BANA	2,476	(1.725)	—	(170)
Popular Inc.	8/31/22	BANA	2,507	(1.702)	—	(201)
Seagen Inc.	8/31/22	BANA	10,176	(1.324)	3,085	—
Sirius XM Holdings Inc.	1/31/23	GSI	24,040	(1.581)	466	—
31

Extended Market Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Snowflake Inc. Class A	8/31/22	BANA	20,169	(1.273)	1,784	—
Wayfair Inc. Class A	8/31/22	BANA	7,721	(1.188)	—	(2,065)
					7,029	(16,154)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,975,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $75,060,839)	76,776,590
Affiliated Issuers (Cost $2,342,069)	2,342,044
Total Investments in Securities	79,118,634
Investment in Vanguard	3,069
Cash	511
Cash Collateral Pledged—Futures Contracts	33,202
Cash Collateral Pledged—Over-the-Counter Swap Contracts	6,540
Receivables for Investment Securities Sold	92,107
Receivables for Accrued Income	71,880
Receivables for Capital Shares Issued	57,284
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,029
Total Assets	79,390,256
Liabilities
Due to Custodian	62,328
Payables for Investment Securities Purchased	69,701
Collateral for Securities on Loan	1,705,687
Payables for Capital Shares Redeemed	57,213
Payables to Vanguard	1,469
Variation Margin Payable—Futures Contracts	4,194
Unrealized Depreciation—Over-the-Counter Swap Contracts	16,154
Total Liabilities	1,916,746
Net Assets	77,473,510
1 Includes $1,499,928 of securities on loan.
33

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	77,445,578
Total Distributable Earnings (Loss)	27,932
Net Assets	77,473,510

Investor Shares—Net Assets
Applicable to 2,471,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	246,005
Net Asset Value Per Share—Investor Shares	$99.55

ETF Shares—Net Assets
Applicable to 95,317,902 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,497,626
Net Asset Value Per Share—ETF Shares	$131.12

Admiral Shares—Net Assets
Applicable to 203,520,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,245,963
Net Asset Value Per Share—Admiral Shares	$99.48

Institutional Shares—Net Assets
Applicable to 138,414,059 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,768,225
Net Asset Value Per Share—Institutional Shares	$99.47

Institutional Plus Shares—Net Assets
Applicable to 46,419,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,394,945
Net Asset Value Per Share—Institutional Plus Shares	$245.48

Institutional Select Shares—Net Assets
Applicable to 120,874,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,320,746
Net Asset Value Per Share—Institutional Select Shares	$159.84

See accompanying Notes, which are an integral part of the Financial Statements.
34

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends	396,029
Interest[1]	1,337
Securities Lending—Net	51,823
Total Income	449,189
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,076
Management and Administrative—Investor Shares	277
Management and Administrative—ETF Shares	3,659
Management and Administrative—Admiral Shares	6,113
Management and Administrative—Institutional Shares	3,434
Management and Administrative—Institutional Plus Shares	2,143
Management and Administrative—Institutional Select Shares	1,927
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	275
Marketing and Distribution—Admiral Shares	436
Marketing and Distribution—Institutional Shares	287
Marketing and Distribution—Institutional Plus Shares	241
Marketing and Distribution—Institutional Select Shares	108
Custodian Fees	537
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	206
Shareholders’ Reports—Admiral Shares	91
Shareholders’ Reports—Institutional Shares	97
Shareholders’ Reports—Institutional Plus Shares	69
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	23
Other Expenses	14
Total Expenses	21,023
Expenses Paid Indirectly	(27)
Net Expenses	20,996
Net Investment Income	428,193
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,802,259
Futures Contracts	(107,879)
Swap Contracts	(178,638)
Realized Net Gain (Loss)	1,515,742
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(32,329,298)
Futures Contracts	(29,220)
Swap Contracts	12,665
Change in Unrealized Appreciation (Depreciation)	(32,345,853)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,401,918)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,333,000, ($326,000), and ($126,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,775,083,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	428,193	1,130,746
Realized Net Gain (Loss)	1,515,742	8,497,813
Change in Unrealized Appreciation (Depreciation)	(32,345,853)	2,395,353
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,401,918)	12,023,912
Distributions
Investor Shares	(561)	(4,470)
ETF Shares	(37,588)	(191,121)
Admiral Shares	(61,133)	(332,583)
Institutional Shares	(42,460)	(236,015)
Institutional Plus Shares	(35,873)	(169,310)
Institutional Select Shares	(61,403)	(319,405)
Total Distributions	(239,018)	(1,252,904)
Capital Share Transactions
Investor Shares	(50,890)	(107,099)
ETF Shares	(168,288)	2,323,941
Admiral Shares	(712,212)	(743,562)
Institutional Shares	(161,363)	(1,373,546)
Institutional Plus Shares	(62,299)	3,042,375
Institutional Select Shares	554,623	(994,136)
Net Increase (Decrease) from Capital Share Transactions	(600,429)	2,147,973
Total Increase (Decrease)	(31,241,365)	12,918,981
Net Assets
Beginning of Period	108,714,875	95,795,894
End of Period	77,473,510	108,714,875

See accompanying Notes, which are an integral part of the Financial Statements.
36

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$138.80	$124.83	$95.66	$75.74	$84.80	$72.76
Investment Operations
Net Investment Income[1]	.468	1.216	.983	.962	1.193	.916
Net Realized and Unrealized Gain (Loss) on Investments	(39.498)	14.134	29.401	20.089	(9.104)	12.074
Total from Investment Operations	(39.030)	15.350	30.384	21.051	(7.911)	12.990
Distributions
Dividends from Net Investment Income	(.220)	(1.380)	(1.214)	(1.131)	(1.149)	(.950)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.220)	(1.380)	(1.214)	(1.131)	(1.149)	(.950)
Net Asset Value, End of Period	$99.55	$138.80	$124.83	$95.66	$75.74	$84.80
Total Return[2]	-28.13%	12.31%	32.04%	27.87%	-9.47%	17.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$246	$399	$454	$455	$1,139	$1,548
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.87%	1.04%	1.09%	1.38%	1.24%
Portfolio Turnover Rate[4]	4%	19%	19%	13%	10%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$182.81	$164.43	$126.02	$99.77	$111.72	$95.86
Investment Operations
Net Investment Income[1]	.712	1.867	1.509	1.636	1.742	1.420
Net Realized and Unrealized Gain (Loss) on Investments	(52.008)	18.576	38.668	26.255	(12.036)	15.835
Total from Investment Operations	(51.296)	20.443	40.177	27.891	(10.294)	17.255
Distributions
Dividends from Net Investment Income	(.394)	(2.063)	(1.767)	(1.641)	(1.656)	(1.395)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.394)	(2.063)	(1.767)	(1.641)	(1.656)	(1.395)
Net Asset Value, End of Period	$131.12	$182.81	$164.43	$126.02	$99.77	$111.72
Total Return	-28.08%	12.44%	32.20%	28.04%	-9.37%	18.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,498	$17,593	$13,761	$8,119	$6,095	$5,711
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.02%	1.20%	1.40%	1.50%	1.37%
Portfolio Turnover Rate[3]	4%	19%	19%	13%	10%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$138.70	$124.75	$95.61	$75.70	$84.76	$72.72
Investment Operations
Net Investment Income[1]	.540	1.408	1.112	1.236	1.307	1.071
Net Realized and Unrealized Gain (Loss) on Investments	(39.461)	14.106	29.367	19.918	(9.111)	12.026
Total from Investment Operations	(38.921)	15.514	30.479	21.154	(7.804)	13.097
Distributions
Dividends from Net Investment Income	(.299)	(1.564)	(1.339)	(1.244)	(1.256)	(1.057)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.299)	(1.564)	(1.339)	(1.244)	(1.256)	(1.057)
Net Asset Value, End of Period	$99.48	$138.70	$124.75	$95.61	$75.70	$84.76
Total Return[2]	-28.08%	12.45%	32.21%	28.03%	-9.36%	18.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,246	$29,054	$26,784	$22,391	$17,644	$19,712
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.01%	1.18%	1.39%	1.50%	1.37%
Portfolio Turnover Rate[4]	4%	19%	19%	13%	10%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$138.69	$124.74	$95.60	$75.69	$84.75	$72.72
Investment Operations
Net Investment Income[1]	.544	1.413	1.125	1.239	1.319	1.085
Net Realized and Unrealized Gain (Loss) on Investments	(39.459)	14.115	29.364	19.925	(9.113)	12.018
Total from Investment Operations	(38.915)	15.528	30.489	21.164	(7.794)	13.103
Distributions
Dividends from Net Investment Income	(.305)	(1.578)	(1.349)	(1.254)	(1.266)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.305)	(1.578)	(1.349)	(1.254)	(1.266)	(1.073)
Net Asset Value, End of Period	$99.47	$138.69	$124.74	$95.60	$75.69	$84.75
Total Return	-28.08%	12.47%	32.23%	28.05%	-9.35%	18.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,768	$19,456	$18,659	$14,927	$12,443	$13,359
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.01%	1.19%	1.40%	1.51%	1.39%
Portfolio Turnover Rate[3]	4%	19%	19%	13%	10%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$342.27	$307.85	$235.94	$186.80	$209.16	$179.47
Investment Operations
Net Investment Income[1]	1.360	3.595	2.798	3.078	3.208	2.611
Net Realized and Unrealized Gain (Loss) on Investments	(97.384)	34.757	72.466	49.178	(22.426)	29.741
Total from Investment Operations	(96.024)	38.352	75.264	52.256	(19.218)	32.352
Distributions
Dividends from Net Investment Income	(.766)	(3.932)	(3.354)	(3.116)	(3.142)	(2.662)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.766)	(3.932)	(3.354)	(3.116)	(3.142)	(2.662)
Net Asset Value, End of Period	$245.48	$342.27	$307.85	$235.94	$186.80	$209.16
Total Return	-28.07%	12.48%	32.24%	28.07%	-9.35%	18.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,395	$15,973	$11,665	$9,486	$7,559	$10,565
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.04%	1.20%	1.41%	1.52%	1.40%
Portfolio Turnover Rate[3]	4%	19%	19%	13%	10%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$222.86	$200.45	$153.63	$121.63	$136.19	$116.85
Investment Operations
Net Investment Income[1]	.907	2.352	1.855	2.059	2.184	1.891
Net Realized and Unrealized Gain (Loss) on Investments	(63.411)	22.661	47.179	31.999	(14.655)	19.221
Total from Investment Operations	(62.504)	25.013	49.034	34.058	(12.471)	21.112
Distributions
Dividends from Net Investment Income	(.516)	(2.603)	(2.214)	(2.058)	(2.089)	(1.772)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.516)	(2.603)	(2.214)	(2.058)	(2.089)	(1.772)
Net Asset Value, End of Period	$159.84	$222.86	$200.45	$153.63	$121.63	$136.19
Total Return	-28.06%	12.50%	32.27%	28.09%	-9.32%	18.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,321	$26,240	$24,472	$19,166	$13,390	$12,250
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.05%	1.22%	1.44%	1.55%	1.43%
Portfolio Turnover Rate[3]	4%	19%	19%	13%	10%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by
43

Extended Market Index Fund
entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to
44

Extended Market Index Fund
the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $3,069,000, representing less than 0.01% of the fund’s net assets and 1.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $27,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
45

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	76,769,501	—	4,216	76,773,717
Preferred Stocks	2,873	—	—	2,873
Temporary Cash Investments	2,342,044	—	—	2,342,044
Total	79,114,418	—	4,216	79,118,634

Derivative Financial Instruments
Assets
Futures Contracts[1]	62	—	—	62
Swap Contracts	—	7,029	—	7,029
Total	62	7,029	—	7,091
Liabilities
Futures Contracts[1]	18,485	—	—	18,485
Swap Contracts	—	16,154	—	16,154
Total	18,485	16,154	—	34,639
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	77,781,600
Gross Unrealized Appreciation	22,040,084
Gross Unrealized Depreciation	(20,730,598)
Net Unrealized Appreciation (Depreciation)	1,309,486
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $3,139,975,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2022, the fund purchased $6,819,501,000 of investment securities and sold $7,170,787,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,976,791,000 and $3,212,701,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $262,454,000 and sales were $559,082,000, resulting in net realized loss of $81,260,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
46

Extended Market Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,778	59	39,158	282
Issued in Lieu of Cash Distributions	561	5	4,470	33
Redeemed	(58,229)	(465)	(150,727)	(1,083)
Net Increase (Decrease)—Investor Shares	(50,890)	(401)	(107,099)	(768)
ETF Shares
Issued	3,100,623	20,530	15,985,886	87,247
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,268,911)	(21,450)	(13,661,945)	(74,700)
Net Increase (Decrease)—ETF Shares	(168,288)	(920)	2,323,941	12,547
Admiral Shares
Issued	1,178,555	10,030	3,642,653	26,360
Issued in Lieu of Cash Distributions	51,071	474	279,124	2,035
Redeemed	(1,941,838)	(16,459)	(4,665,339)	(33,620)
Net Increase (Decrease)—Admiral Shares	(712,212)	(5,955)	(743,562)	(5,225)
Institutional Shares
Issued	1,448,138	12,165	4,149,788	30,111
Issued in Lieu of Cash Distributions	39,613	368	221,019	1,611
Redeemed	(1,649,114)	(14,399)	(5,744,353)	(41,017)
Net Increase (Decrease)—Institutional Shares	(161,363)	(1,866)	(1,373,546)	(9,295)
Institutional Plus Shares
Issued	1,357,162	4,777	5,116,528	14,794
Issued in Lieu of Cash Distributions	34,503	130	161,853	477
Redeemed	(1,453,964)	(5,155)	(2,236,006)	(6,495)
Net Increase (Decrease)—Institutional Plus Shares	(62,299)	(248)	3,042,375	8,776
Institutional Select Shares
Issued	1,129,898	6,126	1,654,421	7,468
Issued in Lieu of Cash Distributions	61,403	354	319,405	1,448
Redeemed	(636,678)	(3,345)	(2,967,962)	(13,263)
Net Increase (Decrease)—Institutional Select Shares	554,623	3,135	(994,136)	(4,347)
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
47

Mid-Cap Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	4.2%
Consumer Discretionary	12.5
Consumer Staples	5.4
Energy	6.1
Financials	12.0
Health Care	11.0
Industrials	14.2
Real Estate	10.3
Technology	15.1
Telecommunications	1.8
Utilities	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
48

Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (4.1%)
	International Flavors & Fragrances Inc.	5,867,167	698,897
	Fastenal Co.	13,251,667	661,523
	Nucor Corp.	6,124,395	639,448
	Albemarle Corp.	2,696,258	563,464
	LyondellBasell Industries NV Class A	6,034,559	527,783
	CF Industries Holdings Inc.	4,801,889	411,666
	Mosaic Co.	8,333,046	393,570
	International Paper Co.	8,533,777	356,968
	FMC Corp.	2,899,474	310,273
	Avery Dennison Corp.	1,881,411	304,544
	Eastman Chemical Co.	2,969,211	266,546
	Celanese Corp.	2,244,533	263,979
	Westlake Corp.	369,424	36,211
			5,434,872
Consumer Discretionary (12.5%)
*	Dollar Tree Inc.	4,933,529	768,891
*	Aptiv plc	6,237,552	555,579
*	Copart Inc.	4,924,887	535,138
	Tractor Supply Co.	2,575,841	499,327
*	Southwest Airlines Co.	13,652,272	493,120
*	AutoZone Inc.	228,500	491,074
	DR Horton Inc.	7,295,096	482,862
*	Ulta Beauty Inc.	1,202,440	463,517
*	Take-Two Interactive Software Inc.	3,729,289	456,950
	Genuine Parts Co.	3,260,228	433,610
	Lennar Corp. Class A	6,058,787	427,569
*	Delta Air Lines Inc.	14,758,507	427,554
*	Trade Desk Inc. Class A	10,178,195	426,365
*	Chipotle Mexican Grill Inc.	305,723	399,659
	Hilton Worldwide Holdings Inc.	3,202,786	356,918
	VF Corp.	8,058,262	355,933
	Garmin Ltd.	3,557,323	349,507
*	CarMax Inc.	3,695,976	334,412
*	Expedia Group Inc.	3,489,265	330,887
	Darden Restaurants Inc.	2,871,013	324,769
	Domino's Pizza Inc.	829,764	323,367
	Best Buy Co. Inc.	4,661,654	303,893
	Omnicom Group Inc.	4,738,061	301,388
	Paramount Global Class B	11,962,695	295,239
*	NVR Inc.	71,973	288,190
*	Live Nation Entertainment Inc.	3,413,398	281,878
	LKQ Corp.	5,535,168	271,721
	eBay Inc.	6,442,887	268,475
*	United Airlines Holdings Inc.	7,521,126	266,398
	Advance Auto Parts Inc.	1,396,040	241,641
	Hasbro Inc.	2,889,697	236,608
	MGM Resorts International	7,844,403	227,095
*,1	ROBLOX Corp. Class A	6,860,101	225,423
	Fox Corp. Class A	6,878,349	221,208
	PulteGroup Inc.	5,471,769	216,846
*	Etsy Inc.	2,926,557	214,253
*	Burlington Stores Inc.	1,521,758	207,309
[1]	Whirlpool Corp.	1,293,967	200,397
	Rollins Inc.	5,669,462	197,978
	BorgWarner Inc.	5,516,364	184,081
*	Caesars Entertainment Inc.	4,686,984	179,512
	News Corp. Class A	11,230,586	174,973
		Shares	Market Value• ($000)
*	Royal Caribbean Cruises Ltd.	4,987,363	174,109
*,1	Carnival Corp.	19,359,811	167,462
	Pool Corp.	438,199	153,909
*	Las Vegas Sands Corp.	3,956,986	132,915
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,562,145	128,415
	Interpublic Group of Cos. Inc.	4,535,385	124,859
*,1	Lucid Group Inc.	6,718,658	115,292
	Fox Corp. Class B	3,718,285	110,433
	Vail Resorts Inc.	466,432	101,706
[1]	Sirius XM Holdings Inc.	15,674,790	96,086
*	American Airlines Group Inc.	7,470,864	94,731
*,1	GameStop Corp. Class A	746,902	91,346
	Lear Corp.	688,074	86,622
*,1	AMC Entertainment Holdings Inc. Class A	5,950,581	80,630
	Bath & Body Works Inc.	2,607,991	70,207
*,1	Chewy Inc. Class A	2,012,618	69,878
*	Wynn Resorts Ltd.	1,200,589	68,410
	Warner Music Group Corp. Class A	2,686,191	65,436
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,766,681	63,671
*	Endeavor Group Holdings Inc. Class A	2,944,047	60,530
*	Lyft Inc. Class A	3,319,831	44,087
*,1	Wayfair Inc. Class A	869,915	37,894
*	Carvana Co.	1,155,920	26,101
	Lennar Corp. Class B	212,879	12,498
	News Corp. Class B	355,310	5,646
[1]	Paramount Global Class A	184,136	5,020
*	Peloton Interactive Inc. Class A	572	5
*,1	QuantumScape Corp. Class A	400	3
			16,429,415
Consumer Staples (5.4%)
	Corteva Inc.	16,699,389	904,105
	Kroger Co.	14,937,686	707,001
	Tyson Foods Inc. Class A	6,712,775	577,701
	McKesson Corp.	1,673,452	545,897
	Church & Dwight Co. Inc.	5,589,138	517,890
	AmerisourceBergen Corp.	3,617,512	511,806
	Archer-Daniels-Midland Co.	6,477,723	502,671
	McCormick & Co. Inc. (Non-Voting)	5,760,983	479,602
	Kellogg Co.	5,834,134	416,207
	Clorox Co.	2,833,413	399,455
	Conagra Brands Inc.	11,048,564	378,303
	J M Smucker Co.	2,372,169	303,661
	Hormel Foods Corp.	5,824,433	275,845
	Campbell Soup Co.	4,514,949	216,943
	Lamb Weston Holdings Inc.	1,662,925	118,833
	Molson Coors Beverage Co. Class B	2,077,718	113,256
	Albertsons Cos. Inc. Class A	1,752,400	46,824
*	Olaplex Holdings Inc.	2,240,272	31,565
			7,047,565
Energy (6.1%)
	Devon Energy Corp.	15,195,316	837,414
	Cheniere Energy Inc.	5,266,309	700,577
	Hess Corp.	6,449,675	683,279
	Baker Hughes Co.	22,667,213	654,402
*	Enphase Energy Inc.	3,108,682	606,939
	Halliburton Co.	18,689,354	586,098
	ONEOK Inc.	10,283,139	570,714
	Occidental Petroleum Corp.	8,633,164	508,321
	Valero Energy Corp.	4,698,862	499,395
49

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	4,087,339	495,181
	Coterra Energy Inc.	17,622,069	454,473
	Phillips 66	5,538,265	454,082
	Williams Cos. Inc.	14,022,009	437,627
*,1	Plug Power Inc.	13,308,100	220,515
	Marathon Oil Corp.	8,144,224	183,082
	Continental Resources Inc.	1,253,335	81,906
	Pioneer Natural Resources Co.	460	103
	Marathon Petroleum Corp.	1,118	92
			7,974,200
Financials (12.0%)
	Arthur J Gallagher & Co.	4,835,981	788,458
	MSCI Inc.	1,777,520	732,605
	M&T Bank Corp.	4,130,648	658,384
	Discover Financial Services	6,468,657	611,806
	Ameriprise Financial Inc.	2,530,434	601,434
	First Republic Bank	4,136,966	596,550
*	SVB Financial Group	1,354,922	535,181
	Fifth Third Bancorp	15,796,822	530,773
	Willis Towers Watson plc	2,566,710	506,643
	Hartford Financial Services Group Inc.	7,571,261	495,388
	American International Group Inc.	9,119,746	466,293
	Northern Trust Corp.	4,557,844	439,741
	Cincinnati Financial Corp.	3,507,323	417,301
	Citizens Financial Group Inc.	11,407,402	407,130
	Nasdaq Inc.	2,654,297	404,886
	Regions Financial Corp.	21,515,602	403,417
	Raymond James Financial Inc.	4,489,547	401,410
	Huntington Bancshares Inc.	33,136,752	398,635
	Principal Financial Group Inc.	5,817,207	388,531
	Broadridge Financial Solutions Inc.	2,699,183	384,768
*	Markel Corp.	296,769	383,796
*	Arch Capital Group Ltd.	8,216,857	373,785
	KeyCorp	21,470,517	369,937
	State Street Corp.	5,979,708	368,649
	Apollo Global Management Inc.	7,274,143	352,650
	FactSet Research Systems Inc.	872,544	335,554
	W R Berkley Corp.	4,578,593	312,535
	Loews Corp.	4,818,762	285,560
	Cboe Global Markets Inc.	2,444,878	276,736
	Everest Re Group Ltd.	908,041	254,506
	Ally Financial Inc.	7,065,829	236,776
	Equitable Holdings Inc.	8,771,877	228,683
	Fidelity National Financial Inc.	6,139,873	226,930
	Annaly Capital Management Inc.	35,944,850	212,434
	MarketAxess Holdings Inc.	825,443	211,322
	Ares Management Corp. Class A	3,554,260	202,095
	Tradeweb Markets Inc. Class A	2,476,531	169,023
	Franklin Resources Inc.	6,907,369	161,011
*,1	Coinbase Global Inc. Class A	3,198,637	150,400
*	Alleghany Corp.	147,164	122,602
	Interactive Brokers Group Inc. Class A	2,149,385	118,238
	Globe Life Inc.	1,021,443	99,560
	Lincoln National Corp.	1,781,333	83,313
[1]	Rocket Cos. Inc. Class A	2,591,556	19,074
[1]	UWM Holdings Corp. Class A	175	1
			15,724,504
Health Care (11.0%)
*	Centene Corp.	13,465,976	1,139,356
*	IQVIA Holdings Inc.	4,357,814	945,602
	ResMed Inc.	3,367,933	706,020
*	Dexcom Inc.	9,037,061	673,532
*	Veeva Systems Inc. Class A	3,218,654	637,422
*	Seagen Inc.	3,178,395	562,385
	West Pharmaceutical Services Inc.	1,705,407	515,664
	Zimmer Biomet Holdings Inc.	4,825,402	506,957
	Laboratory Corp. of America Holdings	2,145,247	502,760
	STERIS plc	2,305,265	475,230
		Shares	Market Value• ($000)
*	Avantor Inc.	13,949,417	433,827
*	Horizon Therapeutics plc	5,292,742	422,149
*	Catalent Inc.	3,919,750	420,550
[1]	PerkinElmer Inc.	2,904,211	413,037
*	Alnylam Pharmaceuticals Inc.	2,781,352	405,660
*	Hologic Inc.	5,741,713	397,901
	Quest Diagnostics Inc.	2,702,118	359,328
	Cooper Cos. Inc.	1,135,194	355,452
*	BioMarin Pharmaceutical Inc.	4,259,134	352,955
*	Insulet Corp.	1,596,377	347,914
*	IDEXX Laboratories Inc.	967,078	339,183
	Royalty Pharma plc Class A	8,018,351	337,092
*	Incyte Corp.	4,335,068	329,335
	Cardinal Health Inc.	6,271,770	327,826
	Viatris Inc.	27,912,919	292,248
	Teleflex Inc.	1,079,802	265,469
*	ABIOMED Inc.	996,534	246,652
*	Henry Schein Inc.	3,178,508	243,919
*	Bio-Rad Laboratories Inc. Class A	486,786	240,959
*	Align Technology Inc.	906,938	214,645
*	Elanco Animal Health Inc.	10,369,400	203,551
	DENTSPLY SIRONA Inc.	4,960,624	177,243
*	Exact Sciences Corp.	4,050,246	159,539
	Universal Health Services Inc. Class B	1,468,298	147,872
*	Charles River Laboratories International Inc.	584,777	125,125
*	DaVita Inc.	1,307,018	104,509
*	Teladoc Health Inc.	1,668,484	55,410
*	agilon health Inc.	2,340,447	51,092
*	10X Genomics Inc. Class A	167	8
*	GoodRx Holdings Inc. Class A	138	1
*,1	Ginkgo Bioworks Holdings Inc.	354	1
			14,435,380
Industrials (14.1%)
	Cintas Corp.	2,002,528	748,004
	Carrier Global Corp.	19,530,002	696,440
*	TransDigm Group Inc.	1,193,892	640,726
	Verisk Analytics Inc.	3,635,459	629,262
	Old Dominion Freight Line Inc.	2,348,743	601,936
*	Mettler-Toledo International Inc.	522,231	599,923
	PACCAR Inc.	7,204,622	593,229
	AMETEK Inc.	5,316,378	584,217
*	Keysight Technologies Inc.	4,141,876	570,958
	Rockwell Automation Inc.	2,676,252	533,404
	Equifax Inc.	2,816,504	514,801
	Ball Corp.	7,362,546	506,322
	WW Grainger Inc.	1,058,927	481,208
*	Waters Corp.	1,386,885	459,031
	Fortive Corp.	8,252,707	448,782
	Vulcan Materials Co.	3,059,705	434,784
	Martin Marietta Materials Inc.	1,433,990	429,107
*	Teledyne Technologies Inc.	1,078,470	404,545
	Dover Corp.	3,319,382	402,707
*	United Rentals Inc.	1,648,777	400,504
	Ingersoll Rand Inc.	9,346,044	393,282
	Jacobs Engineering Group Inc.	2,961,558	376,503
	Expeditors International of Washington Inc.	3,862,447	376,434
	Stanley Black & Decker Inc.	3,475,652	364,457
*	FleetCor Technologies Inc.	1,691,676	355,438
*	Zebra Technologies Corp. Class A	1,208,997	355,385
	TransUnion	4,429,669	354,329
	Otis Worldwide Corp.	4,867,305	343,972
*	Trimble Inc.	5,759,029	335,348
	Westinghouse Air Brake Technologies Corp.	3,994,933	327,904
	Xylem Inc.	4,146,339	324,161
	Synchrony Financial	11,545,670	318,891
*	Generac Holdings Inc.	1,469,484	309,444
	JB Hunt Transport Services Inc.	1,930,028	303,922
	Textron Inc.	4,952,260	302,435
	CH Robinson Worldwide Inc.	2,930,022	297,016

50

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Packaging Corp. of America	2,157,400	296,642
	Masco Corp.	5,432,265	274,873
	Crown Holdings Inc.	2,830,587	260,895
*	Bill.com Holdings Inc.	2,280,447	250,712
	Snap-on Inc.	1,228,945	242,139
	Westrock Co.	5,868,279	233,792
	Fortune Brands Home & Security Inc.	3,011,587	180,334
	HEICO Corp. Class A	1,688,008	177,882
	Jack Henry & Associates Inc.	838,856	151,011
	HEICO Corp.	940,960	123,379
	Hubbell Inc. Class B	617,637	110,298
	Cognex Corp.	1,899,910	80,784
*	Mohawk Industries Inc.	621,826	77,162
*,1	Affirm Holdings Inc. Class A	2,083,989	37,637
*	Marqeta Inc. Class A	322	3
*	Aurora Innovation Inc.	189	—
			18,616,354
Real Estate (10.2%)
	Realty Income Corp.	13,851,402	945,497
	Welltower Inc.	10,451,717	860,699
	Digital Realty Trust Inc.	6,553,989	850,904
	SBA Communications Corp.	2,482,586	794,552
	AvalonBay Communities Inc.	3,219,069	625,304
	Equity Residential	8,224,779	593,993
	VICI Properties Inc.	19,518,147	581,446
	Weyerhaeuser Co.	17,141,114	567,714
*	CoStar Group Inc.	9,122,232	551,074
	Alexandria Real Estate Equities Inc.	3,757,816	544,996
*	CBRE Group Inc. Class A	7,150,021	526,313
	Extra Space Storage Inc.	3,091,447	525,917
	Invitation Homes Inc.	14,051,328	499,946
	Duke Realty Corp.	8,851,118	486,369
	Ventas Inc.	9,202,220	473,270
	Mid-America Apartment Communities Inc.	2,657,360	464,161
	Sun Communities Inc.	2,799,831	446,181
	Essex Property Trust Inc.	1,504,074	393,330
	WP Carey Inc.	4,441,414	368,016
	Simon Property Group Inc.	3,783,279	359,109
	UDR Inc.	7,330,614	337,501
	Camden Property Trust	2,452,052	329,752
	Iron Mountain Inc.	6,689,640	325,719
	Healthpeak Properties Inc.	12,422,777	321,874
	Boston Properties Inc.	3,247,206	288,936
	Host Hotels & Resorts Inc.	8,227,242	129,003
*	Zillow Group Inc. Class C	3,862,096	122,622
	Regency Centers Corp.	1,984,384	117,694
*	Zillow Group Inc. Class A	831,330	26,445
*,1	Opendoor Technologies Inc.	929	4
			13,458,341
Technology (15.0%)
*	Synopsys Inc.	3,521,876	1,069,594
*	Cadence Design Systems Inc.	6,348,960	952,534
	Amphenol Corp. Class A	13,798,822	888,368
	Microchip Technology Inc.	12,766,575	741,483
*	Datadog Inc. Class A	5,865,981	558,676
	Corning Inc.	17,500,826	551,451
*	Twitter Inc.	14,075,496	526,283
*	Palo Alto Networks Inc.	1,062,889	525,003
*	ON Semiconductor Corp.	10,003,590	503,281
	CDW Corp.	3,110,918	490,156
*	ANSYS Inc.	2,002,866	479,266
*	Match Group Inc.	6,575,059	458,216
*	Fortinet Inc.	7,851,878	444,259
	Marvell Technology Inc.	9,792,330	426,260
*	Gartner Inc.	1,761,645	426,019
	Hewlett Packard Enterprise Co.	29,934,998	396,938
	Monolithic Power Systems Inc.	1,020,135	391,773
*	MongoDB Inc.	1,488,626	386,298
		Shares	Market Value• ($000)
*	EPAM Systems Inc.	1,249,978	368,469
*	Palantir Technologies Inc. Class A	40,067,957	363,416
*	VeriSign Inc.	2,143,927	358,743
	Skyworks Solutions Inc.	3,705,252	343,255
*	Akamai Technologies Inc.	3,690,949	337,094
	Seagate Technology Holdings plc	4,699,276	335,716
	NetApp Inc.	5,123,469	334,255
*	Twilio Inc. Class A	3,956,056	331,557
	Teradyne Inc.	3,688,463	330,302
*	Paycom Software Inc.	1,179,119	330,295
*	Splunk Inc.	3,705,036	327,747
*	Western Digital Corp.	7,210,139	323,231
*	Tyler Technologies Inc.	954,906	317,487
*	HubSpot Inc.	1,044,733	314,099
*	Okta Inc.	3,470,448	313,729
*	Zscaler Inc.	1,949,299	291,440
	SS&C Technologies Holdings Inc.	4,986,659	289,575
	Citrix Systems Inc.	2,914,501	283,202
	NortonLifeLock Inc.	12,651,744	277,832
*	DocuSign Inc.	4,548,069	260,968
*	GoDaddy Inc. Class A	3,723,958	259,039
*	Cloudflare Inc. Class A	5,827,820	254,967
*	Pinterest Inc. Class A	13,023,832	236,513
*	Qorvo Inc.	2,441,263	230,260
*	Black Knight Inc.	3,411,250	223,062
*	ZoomInfo Technologies Inc. Class A	6,500,812	216,087
*	DoorDash Inc. Class A	2,955,048	189,625
*	Unity Software Inc.	4,770,190	175,638
	Bentley Systems Inc. Class B	5,082,524	169,248
	Leidos Holdings Inc.	1,573,220	158,439
*	Snap Inc. Class A	11,928,526	156,622
*,1	AppLovin Corp. Class A	4,135,509	142,427
*	IAC/InterActiveCorp	1,839,047	139,712
*	UiPath Inc. Class A	6,919,096	125,858
*	F5 Inc.	696,018	106,519
*	Zendesk Inc.	1,410,522	104,477
*	Dropbox Inc. Class A	3,207,102	67,317
*	RingCentral Inc. Class A	977,547	51,087
*	Coupa Software Inc.	869,145	49,628
*	Toast Inc. Class A	2,770,987	35,857
*	Qualtrics International Inc. Class A	2,197,166	27,487
*	Gitlab Inc. Class A	23	1
*	HashiCorp Inc. Class A	28	1
			19,768,141
Telecommunications (1.8%)
	Motorola Solutions Inc.	3,851,756	807,328
*	Arista Networks Inc.	5,322,618	498,942
*	Liberty Broadband Corp. Class C	3,008,729	347,930
[1]	Lumen Technologies Inc.	23,786,352	259,509
*	Roku Inc.	2,759,340	226,652
	Juniper Networks Inc.	3,718,735	105,984
*	DISH Network Corp. Class A	5,708,550	102,354
*	Liberty Broadband Corp. Class A	445,109	50,542
			2,399,241
Utilities (7.4%)
	Consolidated Edison Inc.	8,156,952	775,726
	Waste Connections Inc.	5,921,002	733,967
	WEC Energy Group Inc.	7,262,016	730,849
	Eversource Energy	7,940,085	670,699
	American Water Works Co. Inc.	4,184,432	622,518
	Edison International	8,776,233	555,009
	Ameren Corp.	5,928,013	535,655
	Entergy Corp.	4,682,102	527,392
*	PG&E Corp.	48,241,494	481,450
	DTE Energy Co.	3,791,994	480,635
	FirstEnergy Corp.	12,487,685	479,402
	PPL Corp.	16,942,826	459,659
	CMS Energy Corp.	6,678,998	450,832

51

Mid-Cap Index Fund
	Shares	Market Value• ($000)
CenterPoint Energy Inc.	14,494,762	428,755
Evergy Inc.	5,284,321	344,802
Alliant Energy Corp.	5,773,974	338,413
AES Corp.	15,375,828	323,046
NiSource Inc.	9,343,114	275,529
Vistra Corp.	9,941,497	227,163
Constellation Energy Corp.	3,759,126	215,248
Avangrid Inc.	1,781,406	82,159
		9,738,908
Total Common Stocks (Cost $101,285,695)		131,026,921
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 1.417% (Cost $945,601)	9,459,587	945,675
Total Investments (100.3%) (Cost $102,231,296)		131,972,596
Other Assets and Liabilities—Net (-0.3%)		(341,005)
Net Assets (100%)		131,631,591
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $613,916,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $655,673,000 was received for securities on loan, of which $653,071,000 is held in Vanguard Market Liquidity Fund and $2,602,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	742	63,367	(429)
E-mini S&P 500 Index	September 2022	523	99,095	(694)
E-mini S&P Mid-Cap 400 Index	September 2022	234	53,071	(887)
				(2,010)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/23	GSI	1,249	(1.581)	114	—
CRSP US Mid Cap TR Index	8/31/22	BANA	87,872	(1.624)	—	(9,240)
DocuSign Inc.	8/31/22	BANA	4,531	(1.177)	—	(1,437)
Hormel Foods Corp.	1/31/23	GSI	20,201	(1.583)	1,100	—
Palantir Technologies Inc. Class A	8/31/22	BANA	2,326	(1.263)	102	—
Palo Alto Networks Inc.	8/31/22	BANA	25,139	(1.252)	—	(465)
Palo Alto Networks Inc.	8/31/22	BANA	17,095	(1.248)	—	(317)
52

Mid-Cap Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Pinterest Inc. Class A	8/31/22	BANA	4,068	(1.234)	—	(312)
Sirius XM Holdings Inc.	1/31/23	GSI	14,875	(1.581)	289	—
State Street Corp.	8/31/23	BANA	148,605	(1.803)	—	(21,261)
VICI Properties Inc.	8/31/22	BANA	76,362	(2.127)	3,495	—
					5,100	(33,032)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,735,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $101,285,695)	131,026,921
Affiliated Issuers (Cost $945,601)	945,675
Total Investments in Securities	131,972,596
Investment in Vanguard	5,214
Cash	2,602
Cash Collateral Pledged—Futures Contracts	4,125
Cash Collateral Pledged—Over-the-Counter Swap Contracts	24,180
Receivables for Investment Securities Sold	25,412
Receivables for Accrued Income	162,114
Receivables for Capital Shares Issued	244,623
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,100
Total Assets	132,445,966
Liabilities
Due to Custodian	11,104
Payables for Investment Securities Purchased	1,787
Collateral for Securities on Loan	655,673
Payables for Capital Shares Redeemed	109,874
Payables to Vanguard	2,343
Variation Margin Payable—Futures Contracts	562
Unrealized Depreciation—Over-the-Counter Swap Contracts	33,032
Total Liabilities	814,375
Net Assets	131,631,591
1 Includes $613,916 of securities on loan.
54

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	107,755,876
Total Distributable Earnings (Loss)	23,875,715
Net Assets	131,631,591

Investor Shares—Net Assets
Applicable to 9,244,878 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	497,114
Net Asset Value Per Share—Investor Shares	$53.77

ETF Shares—Net Assets
Applicable to 237,731,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,813,528
Net Asset Value Per Share—ETF Shares	$196.92

Admiral Shares—Net Assets
Applicable to 204,346,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,840,056
Net Asset Value Per Share—Admiral Shares	$243.90

Institutional Shares—Net Assets
Applicable to 375,922,138 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,254,259
Net Asset Value Per Share—Institutional Shares	$53.88

Institutional Plus Shares—Net Assets
Applicable to 53,540,182 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,226,634
Net Asset Value Per Share—Institutional Plus Shares	$265.72

See accompanying Notes, which are an integral part of the Financial Statements.
55

Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	956,694
Interest[2]	1,236
Securities Lending—Net	9,806
Total Income	967,736
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,078
Management and Administrative—Investor Shares	484
Management and Administrative—ETF Shares	8,422
Management and Administrative—Admiral Shares	12,356
Management and Administrative—Institutional Shares	4,031
Management and Administrative—Institutional Plus Shares	1,956
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—ETF Shares	986
Marketing and Distribution—Admiral Shares	1,103
Marketing and Distribution—Institutional Shares	373
Marketing and Distribution—Institutional Plus Shares	241
Custodian Fees	154
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	518
Shareholders’ Reports—Admiral Shares	251
Shareholders’ Reports—Institutional Shares	101
Shareholders’ Reports—Institutional Plus Shares	36
Trustees’ Fees and Expenses	38
Other Expenses	120
Total Expenses	32,268
Expenses Paid Indirectly	(17)
Net Expenses	32,251
Net Investment Income	935,485
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,187,213
Futures Contracts	(108,116)
Swap Contracts	(48,100)
Realized Net Gain (Loss)	2,030,997
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(40,346,014)
Futures Contracts	(2,017)
Swap Contracts	(43,671)
Change in Unrealized Appreciation (Depreciation)	(40,391,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,425,220)
1	Dividends are net of foreign withholding taxes of $426,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,236,000, ($282,000), and ($34,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,306,619,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	935,485	1,763,819
Realized Net Gain (Loss)	2,030,997	12,682,950
Change in Unrealized Appreciation (Depreciation)	(40,391,702)	18,190,970
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,425,220)	32,637,739
Distributions
Investor Shares	(3,106)	(9,018)
ETF Shares	(312,331)	(617,083)
Admiral Shares	(336,489)	(728,126)
Institutional Shares	(140,574)	(304,735)
Institutional Plus Shares	(95,408)	(201,610)
Total Distributions	(887,908)	(1,860,572)
Capital Share Transactions
Investor Shares	(88,165)	(268,407)
ETF Shares	2,347,096	6,295,046
Admiral Shares	(581,755)	(452,497)
Institutional Shares	(984,828)	(72,833)
Institutional Plus Shares	586,063	(563,005)
Net Increase (Decrease) from Capital Share Transactions	1,278,411	4,938,304
Total Increase (Decrease)	(37,034,717)	35,715,471
Net Assets
Beginning of Period	168,666,308	132,950,837
End of Period	131,631,591	168,666,308

See accompanying Notes, which are an integral part of the Financial Statements.
57

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$69.54	$56.52	$48.64	$37.71	$42.23	$35.92
Investment Operations
Net Investment Income[1]	.341	.652	.698	.577	.640	.520
Net Realized and Unrealized Gain (Loss) on Investments	(15.787)	13.065	7.937	11.018	(4.528)	6.313
Total from Investment Operations	(15.446)	13.717	8.635	11.595	(3.888)	6.833
Distributions
Dividends from Net Investment Income	(.324)	(.697)	(.755)	(.665)	(.632)	(.523)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.324)	(.697)	(.755)	(.665)	(.632)	(.523)
Net Asset Value, End of Period	$53.77	$69.54	$56.52	$48.64	$37.71	$42.23
Total Return[2]	-22.25%	24.36%	18.10%	30.86%	-9.34%	19.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$497	$740	$834	$877	$3,043	$4,047
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.02%	1.49%	1.31%	1.49%	1.34%
Portfolio Turnover Rate[4]	6%	16%	26%	15%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$254.69	$207.00	$178.14	$138.08	$154.65	$131.55
Investment Operations
Net Investment Income[1]	1.413	2.741	2.772	2.663	2.535	2.112
Net Realized and Unrealized Gain (Loss) on Investments	(57.843)	47.811	29.084	40.043	(16.584)	23.076
Total from Investment Operations	(56.430)	50.552	31.856	42.706	(14.049)	25.188
Distributions
Dividends from Net Investment Income	(1.340)	(2.862)	(2.996)	(2.646)	(2.521)	(2.088)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.340)	(2.862)	(2.996)	(2.646)	(2.521)	(2.088)
Net Asset Value, End of Period	$196.92	$254.69	$207.00	$178.14	$138.08	$154.65
Total Return	-22.20%	24.52%	18.22%	31.04%	-9.21%	19.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,814	$57,774	$41,587	$29,014	$21,261	$21,937
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.16%	1.61%	1.62%	1.62%	1.46%
Portfolio Turnover Rate[3]	6%	16%	26%	15%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$315.46	$256.40	$220.66	$171.04	$191.55	$162.94
Investment Operations
Net Investment Income[1]	1.729	3.333	3.418	3.296	3.135	2.606
Net Realized and Unrealized Gain (Loss) on Investments	(71.643)	59.242	36.010	49.578	(20.539)	28.591
Total from Investment Operations	(69.914)	62.575	39.428	52.874	(17.404)	31.197
Distributions
Dividends from Net Investment Income	(1.646)	(3.515)	(3.688)	(3.254)	(3.106)	(2.587)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.646)	(3.515)	(3.688)	(3.254)	(3.106)	(2.587)
Net Asset Value, End of Period	$243.90	$315.46	$256.40	$220.66	$171.04	$191.55
Total Return[2]	-22.21%	24.51%	18.24%	31.03%	-9.23%	19.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,840	$65,118	$53,301	$47,640	$34,754	$37,778
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.14%	1.61%	1.62%	1.61%	1.46%
Portfolio Turnover Rate[4]	6%	16%	26%	15%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$69.69	$56.64	$48.74	$37.78	$42.32	$35.99
Investment Operations
Net Investment Income[1]	.386	.743	.759	.727	.697	.580
Net Realized and Unrealized Gain (Loss) on Investments	(15.829)	13.090	7.961	10.957	(4.547)	6.325
Total from Investment Operations	(15.443)	13.833	8.720	11.684	(3.850)	6.905
Distributions
Dividends from Net Investment Income	(.367)	(.783)	(.820)	(.724)	(.690)	(.575)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.367)	(.783)	(.820)	(.724)	(.690)	(.575)
Net Asset Value, End of Period	$53.88	$69.69	$56.64	$48.74	$37.78	$42.32
Total Return	-22.21%	24.53%	18.26%	31.04%	-9.24%	19.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,254	$27,312	$22,291	$20,425	$16,524	$18,222
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.15%	1.62%	1.62%	1.62%	1.47%
Portfolio Turnover Rate[3]	6%	16%	26%	15%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$343.68	$279.34	$240.40	$186.34	$208.69	$177.51
Investment Operations
Net Investment Income[1]	1.915	3.688	3.774	3.598	3.464	2.856
Net Realized and Unrealized Gain (Loss) on Investments	(78.051)	64.544	39.230	54.052	(22.388)	31.179
Total from Investment Operations	(76.136)	68.232	43.004	57.650	(18.924)	34.035
Distributions
Dividends from Net Investment Income	(1.824)	(3.892)	(4.064)	(3.590)	(3.426)	(2.855)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.824)	(3.892)	(4.064)	(3.590)	(3.426)	(2.855)
Net Asset Value, End of Period	$265.72	$343.68	$279.34	$240.40	$186.34	$208.69
Total Return	-22.20%	24.53%	18.27%	31.06%	-9.21%	19.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,227	$17,723	$14,937	$13,612	$11,426	$12,749
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.16%	1.63%	1.62%	1.63%	1.48%
Portfolio Turnover Rate[3]	6%	16%	26%	15%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its
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Mid-Cap Index Fund
counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either
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Mid-Cap Index Fund
facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $5,214,000, representing less than 0.01% of the fund’s net assets and 2.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Mid-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	131,026,921	—	—	131,026,921
Temporary Cash Investments	945,675	—	—	945,675
Total	131,972,596	—	—	131,972,596

Derivative Financial Instruments
Assets
Swap Contracts	—	5,100	—	5,100
Liabilities
Futures Contracts[1]	2,010	—	—	2,010
Swap Contracts	—	33,032	—	33,032
Total	2,010	33,032	—	35,042
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	102,290,406
Gross Unrealized Appreciation	41,392,115
Gross Unrealized Depreciation	(11,739,867)
Net Unrealized Appreciation (Depreciation)	29,652,248
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $7,894,431,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2022, the fund purchased $20,846,995,000 of investment securities and sold $19,729,846,000 of investment securities, other than temporary cash investments. Purchases and sales include $11,558,172,000 and $10,428,149,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $545,361,000 and sales were $2,117,587,000, resulting in net realized loss of $3,634,898,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	24,151	392	57,093	901
Issued in Lieu of Cash Distributions	3,106	53	9,018	140
Redeemed	(115,422)	(1,835)	(334,518)	(5,165)
Net Increase (Decrease)—Investor Shares	(88,165)	(1,390)	(268,407)	(4,124)
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Mid-Cap Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	13,371,055	60,918	23,926,059	100,340
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,023,959)	(50,025)	(17,631,013)	(74,400)
Net Increase (Decrease)—ETF Shares	2,347,096	10,893	6,295,046	25,940
Admiral Shares
Issued	3,581,451	12,760	8,108,777	28,148
Issued in Lieu of Cash Distributions	288,509	1,077	628,000	2,134
Redeemed	(4,451,715)	(15,915)	(9,189,274)	(31,741)
Net Increase (Decrease)—Admiral Shares	(581,755)	(2,078)	(452,497)	(1,459)
Institutional Shares
Issued	1,870,360	30,080	4,726,431	73,690
Issued in Lieu of Cash Distributions	130,102	2,198	282,871	4,349
Redeemed	(2,985,290)	(48,285)	(5,082,135)	(79,672)
Net Increase (Decrease)—Institutional Shares	(984,828)	(16,007)	(72,833)	(1,633)
Institutional Plus Shares
Issued	1,291,980	4,243	1,743,703	5,449
Issued in Lieu of Cash Distributions	94,776	325	200,859	626
Redeemed	(800,693)	(2,596)	(2,507,567)	(7,981)
Net Increase (Decrease)—Institutional Plus Shares	586,063	1,972	(563,005)	(1,906)
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
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Mid-Cap Growth Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	2.9%
Consumer Discretionary	11.7
Consumer Staples	1.5
Energy	6.7
Financials	6.4
Health Care	16.0
Industrials	17.0
Real Estate	8.1
Technology	26.0
Telecommunications	2.5
Utilities	1.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
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Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.9%)
	Fastenal Co.	3,832,202	191,304
	Albemarle Corp.	779,762	162,955
	Mosaic Co.	2,410,216	113,834
	FMC Corp.	419,213	44,860
			512,953
Consumer Discretionary (11.7%)
*	Aptiv plc	1,803,913	160,675
*	Copart Inc.	1,424,200	154,754
	Tractor Supply Co.	744,887	144,396
*	Ulta Beauty Inc.	347,726	134,041
*	Take-Two Interactive Software Inc.	1,078,497	132,148
*	Trade Desk Inc. Class A	2,943,506	123,304
*	Chipotle Mexican Grill Inc.	88,434	115,606
	Hilton Worldwide Holdings Inc.	926,576	103,258
*	Expedia Group Inc.	1,009,189	95,701
	Domino's Pizza Inc.	239,995	93,529
*	NVR Inc.	20,809	83,322
*	Live Nation Entertainment Inc.	987,049	81,511
	LKQ Corp.	1,600,591	78,573
*,1	ROBLOX Corp. Class A	1,984,602	65,214
*	Etsy Inc.	846,459	61,969
*	Burlington Stores Inc.	440,131	59,959
	Rollins Inc.	1,639,045	57,236
*	Caesars Entertainment Inc.	1,355,591	51,919
*	Royal Caribbean Cruises Ltd.	1,443,176	50,381
	Pool Corp.	126,728	44,511
*	Las Vegas Sands Corp.	1,144,341	38,438
[1]	Sirius XM Holdings Inc.	5,239,365	32,117
	Vail Resorts Inc.	135,029	29,443
*,1	Chewy Inc. Class A	582,232	20,215
*	Wynn Resorts Ltd.	347,800	19,818
	Warner Music Group Corp. Class A	776,533	18,916
*	Endeavor Group Holdings Inc. Class A	851,304	17,503
*	Lyft Inc. Class A	960,771	12,759
*,1	Wayfair Inc. Class A	251,657	10,962
*	Carvana Co.	335,202	7,569
			2,099,747
Consumer Staples (1.5%)
	Church & Dwight Co. Inc.	1,616,372	149,773
	McCormick & Co. Inc. (Non-Voting)	833,104	69,356
	Lamb Weston Holdings Inc.	480,913	34,366
*	Olaplex Holdings Inc.	647,750	9,127
			262,622
Energy (6.7%)
	Devon Energy Corp.	4,394,514	242,182
	Cheniere Energy Inc.	1,522,917	202,594
*	Enphase Energy Inc.	899,052	175,531
	Diamondback Energy Inc.	1,182,190	143,222
	Coterra Energy Inc.	5,097,044	131,453
	Hess Corp.	932,631	98,803
	Halliburton Co.	2,702,421	84,748
*,1	Plug Power Inc.	3,849,388	63,784
	Marathon Oil Corp.	2,355,668	52,955
			1,195,272
Financials (6.4%)
	MSCI Inc.	514,036	211,860
		Shares	Market Value• ($000)
	First Republic Bank	1,196,379	172,518
*	SVB Financial Group	391,839	154,772
	Broadridge Financial Solutions Inc.	780,495	111,260
	Apollo Global Management Inc.	2,103,863	101,995
	FactSet Research Systems Inc.	252,328	97,038
	MarketAxess Holdings Inc.	238,763	61,126
	Ares Management Corp. Class A	1,027,946	58,449
*	Markel Corp.	42,908	55,491
	Tradeweb Markets Inc. Class A	716,035	48,869
*,1	Coinbase Global Inc. Class A	925,208	43,503
	Interactive Brokers Group Inc. Class A	621,569	34,192
			1,151,073
Health Care (16.0%)
*	IQVIA Holdings Inc.	1,260,259	273,464
	ResMed Inc.	973,977	204,175
*	Dexcom Inc.	2,613,321	194,771
*	Veeva Systems Inc. Class A	930,806	184,337
*	Centene Corp.	1,947,513	164,779
*	Seagen Inc.	919,216	162,646
	West Pharmaceutical Services Inc.	493,211	149,132
*	Avantor Inc.	4,034,347	125,468
*	Horizon Therapeutics plc	1,530,619	122,082
*	Catalent Inc.	1,133,542	121,618
	PerkinElmer Inc.	839,907	119,452
*	Alnylam Pharmaceuticals Inc.	804,396	117,321
	Cooper Cos. Inc.	328,234	102,777
*	BioMarin Pharmaceutical Inc.	1,231,729	102,073
*	Insulet Corp.	461,663	100,615
*	IDEXX Laboratories Inc.	279,653	98,083
*	Incyte Corp.	1,253,621	95,238
*	ABIOMED Inc.	288,214	71,336
*	Bio-Rad Laboratories Inc. Class A	140,797	69,694
	STERIS plc	333,344	68,719
*	Align Technology Inc.	262,297	62,078
*	Exact Sciences Corp.	1,171,241	46,135
	Teleflex Inc.	156,130	38,384
*	Charles River Laboratories International Inc.	169,129	36,188
*	Teladoc Health Inc.	483,190	16,047
*	agilon health Inc.	676,890	14,776
			2,861,388
Industrials (17.0%)
	Cintas Corp.	579,110	216,315
*	TransDigm Group Inc.	345,256	185,288
	Verisk Analytics Inc.	1,051,349	181,978
	Old Dominion Freight Line Inc.	679,250	174,078
*	Mettler-Toledo International Inc.	151,009	173,475
	AMETEK Inc.	1,537,474	168,953
	Equifax Inc.	814,516	148,877
*	Waters Corp.	401,062	132,743
	Vulcan Materials Co.	884,846	125,737
	Martin Marietta Materials Inc.	414,694	124,093
*	Teledyne Technologies Inc.	311,891	116,993
	Expeditors International of Washington Inc.	1,116,907	108,854
*	FleetCor Technologies Inc.	489,198	102,785
*	Zebra Technologies Corp. Class A	349,637	102,776
	TransUnion	1,280,982	102,466
*	Trimble Inc.	1,665,608	96,988
	Westinghouse Air Brake Technologies Corp.	1,155,307	94,828
	Xylem Inc.	1,199,086	93,745
69

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Generac Holdings Inc.	424,987	89,494
	JB Hunt Transport Services Inc.	558,152	87,892
	Masco Corp.	1,571,052	79,495
	Ball Corp.	1,064,732	73,222
*	Bill.com Holdings Inc.	659,554	72,511
	HEICO Corp. Class A	487,866	51,411
	Jack Henry & Associates Inc.	242,519	43,658
	HEICO Corp.	272,366	35,713
	Fortune Brands Home & Security Inc.	435,583	26,083
	Cognex Corp.	549,450	23,363
*,1	Affirm Holdings Inc. Class A	602,739	10,885
			3,044,699
Real Estate (8.1%)
	Realty Income Corp.	4,005,606	273,423
	Digital Realty Trust Inc.	1,895,406	246,081
	SBA Communications Corp.	717,948	229,779
*	CoStar Group Inc.	2,638,134	159,370
	Extra Space Storage Inc.	894,065	152,098
	Invitation Homes Inc.	4,063,607	144,583
	Sun Communities Inc.	809,721	129,037
	Camden Property Trust	354,581	47,684
*	Zillow Group Inc. Class C	1,077,550	34,212
	Host Hotels & Resorts Inc.	1,189,198	18,647
*	Zillow Group Inc. Class A	280,995	8,938
			1,443,852
Technology (25.9%)
*	Synopsys Inc.	1,018,513	309,323
*	Cadence Design Systems Inc.	1,836,073	275,466
	Amphenol Corp. Class A	4,002,255	257,665
	Microchip Technology Inc.	3,692,015	214,432
*	Palo Alto Networks Inc.	331,693	163,837
*	Datadog Inc. Class A	1,696,471	161,572
*	Twitter Inc.	4,070,411	152,193
*	ON Semiconductor Corp.	2,893,081	145,551
*	ANSYS Inc.	579,179	138,592
*	Match Group Inc.	1,901,494	132,515
*	Fortinet Inc.	2,271,248	128,507
	Marvell Technology Inc.	2,832,031	123,278
*	Gartner Inc.	509,421	123,193
	Monolithic Power Systems Inc.	295,034	113,305
*	MongoDB Inc.	430,501	111,715
*	EPAM Systems Inc.	361,494	106,561
*	Palantir Technologies Inc. Class A	11,665,075	105,802
*	VeriSign Inc.	619,950	103,736
	Skyworks Solutions Inc.	1,071,451	99,259
*	Akamai Technologies Inc.	1,067,331	97,479
*	Twilio Inc. Class A	1,144,231	95,898
*	Paycom Software Inc.	341,004	95,522
	Teradyne Inc.	1,066,664	95,520
*	Splunk Inc.	1,071,516	94,786
*	Tyler Technologies Inc.	276,140	91,811
*	HubSpot Inc.	302,146	90,840
		Shares	Market Value• ($000)
*	Okta Inc.	1,003,682	90,733
*	Zscaler Inc.	563,622	84,267
*	DocuSign Inc.	1,331,123	76,380
*	GoDaddy Inc. Class A	1,077,035	74,919
*	Cloudflare Inc. Class A	1,685,534	73,742
*	Pinterest Inc. Class A	3,826,631	69,492
*	Black Knight Inc.	986,647	64,517
*	ZoomInfo Technologies Inc. Class A	1,880,331	62,502
*	DoorDash Inc. Class A	854,752	54,850
*	Unity Software Inc.	1,379,875	50,807
	Bentley Systems Inc. Class B	1,470,019	48,952
*	Snap Inc. Class A	3,450,743	45,308
	SS&C Technologies Holdings Inc.	721,643	41,906
*,1	AppLovin Corp. Class A	1,195,669	41,179
*	IAC/InterActiveCorp	531,797	40,401
*	Zendesk Inc.	407,916	30,214
*	Dropbox Inc. Class A	927,648	19,471
*	RingCentral Inc. Class A	282,900	14,784
*	Coupa Software Inc.	251,509	14,361
*	Toast Inc. Class A	802,027	10,378
*	Qualtrics International Inc. Class A	635,713	7,953
			4,645,474
Telecommunications (2.5%)
*	Arista Networks Inc.	1,539,363	144,300
	Motorola Solutions Inc.	556,943	116,735
*	Liberty Broadband Corp. Class C	870,689	100,686
*	Roku Inc.	798,010	65,549
*	Liberty Broadband Corp. Class A	127,738	14,505
			441,775
Utilities (1.2%)
	Waste Connections Inc.	1,712,280	212,254
Total Common Stocks (Cost $16,018,875)			17,871,109
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $89,764)	897,937	89,767
Total Investments (100.4%) (Cost $16,108,639)			17,960,876
Other Assets and Liabilities—Net (-0.4%)			(67,545)
Net Assets (100%)			17,893,331
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,169,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $78,147,000 was received for securities on loan, of which $75,064,000 is held in Vanguard Market Liquidity Fund and $3,083,000 is held in cash.

70

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	65	12,316	360
E-mini S&P Mid-Cap 400 Index	September 2022	39	8,845	(473)
				(113)

See accompanying Notes, which are an integral part of the Financial Statements.
71

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,018,875)	17,871,109
Affiliated Issuers (Cost $89,764)	89,767
Total Investments in Securities	17,960,876
Investment in Vanguard	694
Cash	3,083
Cash Collateral Pledged—Futures Contracts	1,210
Receivables for Investment Securities Sold	19,097
Receivables for Accrued Income	4,370
Receivables for Capital Shares Issued	7,344
Total Assets	17,996,674
Liabilities
Due to Custodian	10,177
Payables for Investment Securities Purchased	5,711
Collateral for Securities on Loan	78,147
Payables for Capital Shares Redeemed	8,598
Payables to Vanguard	520
Variation Margin Payable—Futures Contracts	190
Total Liabilities	103,343
Net Assets	17,893,331
1 Includes $71,169 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	17,380,486
Total Distributable Earnings (Loss)	512,845
Net Assets	17,893,331

Investor Shares—Net Assets
Applicable to 676,818 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,668
Net Asset Value Per Share—Investor Shares	$68.95

ETF Shares—Net Assets
Applicable to 51,295,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,993,903
Net Asset Value Per Share—ETF Shares	$175.33

Admiral Shares—Net Assets
Applicable to 117,294,510 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,852,760
Net Asset Value Per Share—Admiral Shares	$75.47

See accompanying Notes, which are an integral part of the Financial Statements.
72

Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	60,497
Interest[2]	15
Securities Lending—Net	1,389
Total Income	61,901
Expenses
The Vanguard Group—Note B
Investment Advisory Services	709
Management and Administrative—Investor Shares	51
Management and Administrative—ETF Shares	2,919
Management and Administrative—Admiral Shares	2,944
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	194
Marketing and Distribution—Admiral Shares	242
Custodian Fees	43
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	155
Shareholders’ Reports—Admiral Shares	64
Trustees’ Fees and Expenses	5
Other Expenses	8
Total Expenses	7,337
Expenses Paid Indirectly	(1)
Net Expenses	7,336
Net Investment Income	54,565
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(131,044)
Futures Contracts	(4,723)
Realized Net Gain (Loss)	(135,767)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(7,833,935)
Futures Contracts	(1,383)
Change in Unrealized Appreciation (Depreciation)	(7,835,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,916,520)
1	Dividends are net of foreign withholding taxes of $124,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,000, ($20,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,123,176,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
73

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,565	86,047
Realized Net Gain (Loss)	(135,767)	2,746,227
Change in Unrealized Appreciation (Depreciation)	(7,835,318)	1,423,310
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,916,520)	4,255,584
Distributions
Investor Shares	(131)	(202)
ETF Shares	(30,855)	(41,740)
Admiral Shares	(30,526)	(43,398)
Total Distributions	(61,512)	(85,340)
Capital Share Transactions
Investor Shares	(15,817)	(10,066)
ETF Shares	163,390	630,212
Admiral Shares	42,615	(65,985)
Net Increase (Decrease) from Capital Share Transactions	190,188	554,161
Total Increase (Decrease)	(7,787,844)	4,724,405
Net Assets
Beginning of Period	25,681,175	20,956,770
End of Period	17,893,331	25,681,175

See accompanying Notes, which are an integral part of the Financial Statements.
74

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$100.07	$83.37	$62.43	$47.02	$50.21	$41.52
Investment Operations
Net Investment Income[1]	.158	.229	.340	.345	.333	.304
Net Realized and Unrealized Gain (Loss) on Investments	(31.091)	16.697	20.984	15.485	(3.193)	8.692
Total from Investment Operations	(30.933)	16.926	21.324	15.830	(2.860)	8.996
Distributions
Dividends from Net Investment Income	(.187)	(.226)	(.384)	(.420)	(.330)	(.306)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.187)	(.226)	(.384)	(.420)	(.330)	(.306)
Net Asset Value, End of Period	$68.95	$100.07	$83.37	$62.43	$47.02	$50.21
Total Return[2]	-30.93%	20.32%	34.32%	33.72%	-5.74%	21.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47	$86	$81	$63	$405	$495
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.25%	0.51%	0.62%	0.64%	0.67%
Portfolio Turnover Rate[4]	12%	25%	22%	18%	25%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
75

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$254.49	$212.00	$158.76	$119.58	$127.67	$105.60
Investment Operations
Net Investment Income[1]	.539	.870	1.074	1.386	1.016	.932
Net Realized and Unrealized Gain (Loss) on Investments	(79.092)	42.479	53.347	39.040	(8.101)	22.058
Total from Investment Operations	(78.553)	43.349	54.421	40.426	(7.085)	22.990
Distributions
Dividends from Net Investment Income	(.607)	(.859)	(1.181)	(1.246)	(1.005)	(.920)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.607)	(.859)	(1.181)	(1.246)	(1.005)	(.920)
Net Asset Value, End of Period	$175.33	$254.49	$212.00	$158.76	$119.58	$127.67
Total Return	-30.89%	20.47%	34.46%	33.86%	-5.60%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,994	$12,798	$10,164	$6,995	$4,956	$5,130
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.37%	0.63%	0.95%	0.76%	0.79%
Portfolio Turnover Rate[3]	12%	25%	22%	18%	25%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
76

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$109.55	$91.26	$68.34	$51.48	$54.96	$45.46
Investment Operations
Net Investment Income[1]	.233	.373	.461	.603	.437	.400
Net Realized and Unrealized Gain (Loss) on Investments	(34.052)	18.287	22.967	16.793	(3.485)	9.496
Total from Investment Operations	(33.819)	18.660	23.428	17.396	(3.048)	9.896
Distributions
Dividends from Net Investment Income	(.261)	(.370)	(.508)	(.536)	(.432)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.261)	(.370)	(.508)	(.536)	(.432)	(.396)
Net Asset Value, End of Period	$75.47	$109.55	$91.26	$68.34	$51.48	$54.96
Total Return[2]	-30.90%	20.48%	34.48%	33.86%	-5.60%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,853	$12,797	$10,712	$8,173	$5,544	$5,659
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.37%	0.63%	0.96%	0.76%	0.79%
Portfolio Turnover Rate[4]	12%	25%	22%	18%	25%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
77

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening
78

Mid-Cap Growth Index Fund
of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $694,000,
79

Mid-Cap Growth Index Fund
representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,122,032
Gross Unrealized Appreciation	4,530,179
Gross Unrealized Depreciation	(2,691,448)
Net Unrealized Appreciation (Depreciation)	1,838,731
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $1,189,969,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2022, the fund purchased $4,820,431,000 of investment securities and sold $4,600,512,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,243,873,000 and $2,037,579,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $277,726,000 and sales were $687,029,000, resulting in net realized loss of $1,043,095,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,300	52	19,175	208
Issued in Lieu of Cash Distributions	131	2	202	2
Redeemed	(20,248)	(237)	(29,443)	(320)
Net Increase (Decrease)—Investor Shares	(15,817)	(183)	(10,066)	(110)
80

Mid-Cap Growth Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,284,306	11,408	5,301,356	22,469
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,120,916)	(10,400)	(4,671,144)	(20,125)
Net Increase (Decrease)—ETF Shares	163,390	1,008	630,212	2,344
Admiral Shares
Issued	1,079,048	12,025	2,259,984	22,820
Issued in Lieu of Cash Distributions	27,338	325	38,861	380
Redeemed	(1,063,771)	(11,869)	(2,364,830)	(23,759)
Net Increase (Decrease)—Admiral Shares	42,615	481	(65,985)	(559)
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
81

Mid-Cap Value Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	5.3%
Consumer Discretionary	13.2
Consumer Staples	8.9
Energy	5.5
Financials	16.9
Health Care	6.5
Industrials	11.7
Real Estate	12.3
Technology	5.4
Telecommunications	1.3
Utilities	13.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
82

Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (5.3%)
	International Flavors & Fragrances Inc.	2,247,250	267,692
	Nucor Corp.	2,345,676	244,912
	LyondellBasell Industries NV Class A	2,311,240	202,141
	CF Industries Holdings Inc.	1,839,514	157,702
	International Paper Co.	3,268,297	136,713
	Avery Dennison Corp.	720,594	116,643
	Eastman Chemical Co.	1,137,105	102,078
	Celanese Corp.	859,589	101,096
	FMC Corp.	555,280	59,420
	Westlake Corp.	141,530	13,873
			1,402,270
Consumer Discretionary (13.2%)
*	Dollar Tree Inc.	1,889,672	294,505
*	Southwest Airlines Co.	5,228,925	188,869
*	AutoZone Inc.	87,516	188,082
	DR Horton Inc.	2,793,951	184,932
	Genuine Parts Co.	1,248,621	166,067
*	Delta Air Lines Inc.	5,653,185	163,773
	Lennar Corp. Class A	2,286,738	161,375
	VF Corp.	3,086,499	136,331
	Garmin Ltd.	1,362,445	133,860
*	CarMax Inc.	1,415,674	128,090
	Darden Restaurants Inc.	1,099,954	124,427
	Best Buy Co. Inc.	1,785,456	116,394
	Omnicom Group Inc.	1,814,229	115,403
	Paramount Global Class B	4,562,745	112,609
	eBay Inc.	2,468,463	102,861
*	United Airlines Holdings Inc.	2,881,283	102,055
	Advance Auto Parts Inc.	534,735	92,557
	Hasbro Inc.	1,106,698	90,616
	MGM Resorts International	3,005,671	87,014
	Fox Corp. Class A	2,638,608	84,858
	PulteGroup Inc.	2,095,547	83,047
	Whirlpool Corp.	495,620	76,757
	BorgWarner Inc.	2,112,479	70,493
*	Carnival Corp.	7,418,495	64,170
	News Corp. Class A	4,098,803	63,859
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,345,672	48,511
	Interpublic Group of Cos. Inc.	1,736,314	47,801
*,1	Lucid Group Inc.	2,574,086	44,171
	Fox Corp. Class B	1,417,741	42,107
*	American Airlines Group Inc.	2,862,920	36,302
*,1	GameStop Corp. Class A	286,205	35,003
	Lear Corp.	263,660	33,192
*,1	AMC Entertainment Holdings Inc. Class A	2,278,492	30,874
	Bath & Body Works Inc.	998,793	26,888
*	Liberty Media Corp.-Liberty SiriusXM Class A	693,422	24,991
	Lennar Corp. Class B	122,627	7,199
	News Corp. Class B	378,120	6,008
	Paramount Global Class A	87,536	2,386
			3,518,437
Consumer Staples (8.9%)
	Corteva Inc.	6,396,084	346,284
	Kroger Co.	5,721,679	270,807
	Tyson Foods Inc. Class A	2,570,879	221,250
	McKesson Corp.	640,933	209,079
	AmerisourceBergen Corp.	1,385,335	195,997
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	2,481,070	192,531
	Kellogg Co.	2,234,561	159,413
	Clorox Co.	1,085,362	153,014
	Conagra Brands Inc.	4,231,701	144,893
	J M Smucker Co.	908,593	116,309
	Hormel Foods Corp.	2,402,960	113,804
	McCormick & Co. Inc. (Non-Voting)	1,103,275	91,848
	Campbell Soup Co.	1,729,321	83,094
	Molson Coors Beverage Co. Class B	795,829	43,381
	Albertsons Cos. Inc. Class A	671,432	17,941
			2,359,645
Energy (5.5%)
	Baker Hughes Co.	8,682,306	250,658
	ONEOK Inc.	3,938,479	218,586
	Occidental Petroleum Corp.	3,305,791	194,645
	Valero Energy Corp.	1,799,367	191,237
	Phillips 66	2,121,264	173,922
	Williams Cos. Inc.	5,370,457	167,612
	Hess Corp.	1,235,189	130,856
	Halliburton Co.	3,579,226	112,244
	Continental Resources Inc.	479,997	31,368
			1,471,128
Financials (16.9%)
	Arthur J Gallagher & Co.	1,852,450	302,023
	M&T Bank Corp.	1,582,154	252,180
	Discover Financial Services	2,477,647	234,336
	Ameriprise Financial Inc.	969,177	230,354
	Fifth Third Bancorp	6,050,125	203,284
	Willis Towers Watson plc	983,140	194,062
	Hartford Financial Services Group Inc.	2,900,019	189,748
	American International Group Inc.	3,492,910	178,593
	Northern Trust Corp.	1,745,682	168,423
	Cincinnati Financial Corp.	1,343,416	159,840
	Citizens Financial Group Inc.	4,369,016	155,930
	Nasdaq Inc.	1,016,530	155,061
	Regions Financial Corp.	8,240,692	154,513
	Raymond James Financial Inc.	1,719,523	153,743
	Huntington Bancshares Inc.	12,691,109	152,674
	Principal Financial Group Inc.	2,228,245	148,824
*	Arch Capital Group Ltd.	3,146,964	143,155
	KeyCorp	8,222,742	141,678
	State Street Corp.	2,293,568	141,398
	W R Berkley Corp.	1,753,880	119,720
	Loews Corp.	1,844,660	109,315
	Cboe Global Markets Inc.	936,396	105,991
	Everest Re Group Ltd.	347,777	97,475
	Ally Financial Inc.	2,706,318	90,689
	Equitable Holdings Inc.	3,359,841	87,591
	Fidelity National Financial Inc.	2,351,618	86,916
	Annaly Capital Management Inc.	13,765,519	81,354
*	Markel Corp.	56,832	73,498
	Franklin Resources Inc.	2,645,129	61,658
*	Alleghany Corp.	56,365	46,958
	Globe Life Inc.	391,358	38,146
	Lincoln National Corp.	682,274	31,910
[1]	Rocket Cos. Inc. Class A	992,557	7,305
			4,498,345
Health Care (6.5%)
*	Centene Corp.	2,578,860	218,197
83

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	1,848,127	194,164
	Laboratory Corp. of America Holdings	821,654	192,563
*	Hologic Inc.	2,199,123	152,399
	Quest Diagnostics Inc.	1,034,956	137,629
	Royalty Pharma plc Class A	3,070,997	129,105
	Cardinal Health Inc.	2,402,342	125,570
	Viatris Inc.	10,690,728	111,932
*	Henry Schein Inc.	1,217,362	93,420
	STERIS plc	441,479	91,011
*	Elanco Animal Health Inc.	3,971,736	77,965
	DENTSPLY SIRONA Inc.	1,899,951	67,885
	Universal Health Services Inc. Class B	562,352	56,635
	Teleflex Inc.	206,794	50,840
*	DaVita Inc.	500,661	40,033
			1,739,348
Industrials (11.6%)
	Carrier Global Corp.	7,480,109	266,741
	PACCAR Inc.	2,759,356	227,205
*	Keysight Technologies Inc.	1,586,417	218,688
	Rockwell Automation Inc.	1,025,228	204,338
	WW Grainger Inc.	405,567	184,302
	Fortive Corp.	3,160,893	171,889
	Dover Corp.	1,271,275	154,231
*	United Rentals Inc.	631,501	153,398
	Ingersoll Rand Inc.	3,579,654	150,632
	Jacobs Engineering Group Inc.	1,134,284	144,201
	Stanley Black & Decker Inc.	1,331,259	139,596
	Otis Worldwide Corp.	1,864,158	131,740
	Synchrony Financial	4,422,300	122,144
	Textron Inc.	1,896,684	115,830
	CH Robinson Worldwide Inc.	1,122,276	113,765
	Packaging Corp. of America	826,281	113,614
	Crown Holdings Inc.	1,084,152	99,926
	Ball Corp.	1,410,009	96,966
	Snap-on Inc.	470,663	92,735
	Westrock Co.	2,247,379	89,536
	Hubbell Inc. Class B	236,635	42,258
	Fortune Brands Home & Security Inc.	576,631	34,529
*	Mohawk Industries Inc.	238,093	29,545
			3,097,809
Real Estate (12.3%)
	Welltower Inc.	4,003,222	329,665
	VICI Properties Inc.	8,492,171	252,982
	AvalonBay Communities Inc.	1,232,956	239,502
	Equity Residential	3,150,242	227,511
	Weyerhaeuser Co.	6,565,262	217,442
	Alexandria Real Estate Equities Inc.	1,439,323	208,745
*	CBRE Group Inc. Class A	2,738,278	201,565
	Duke Realty Corp.	3,390,251	186,294
	Ventas Inc.	3,524,622	181,271
	Mid-America Apartment Communities Inc.	1,017,876	177,792
	Essex Property Trust Inc.	576,124	150,662
	WP Carey Inc.	1,700,918	140,938
	Simon Property Group Inc.	1,449,032	137,542
	UDR Inc.	2,807,775	129,270
	Iron Mountain Inc.	2,562,278	124,757
	Healthpeak Properties Inc.	4,758,011	123,280
	Boston Properties Inc.	1,243,750	110,669
	Camden Property Trust	469,671	63,161
	Regency Centers Corp.	760,059	45,079
	Host Hotels & Resorts Inc.	1,575,543	24,705
			3,272,832
Technology (5.4%)
	Corning Inc.	6,703,241	211,219
		Shares	Market Value• ($000)
	CDW Corp.	1,191,491	187,731
	Hewlett Packard Enterprise Co.	11,464,831	152,024
	Seagate Technology Holdings plc	1,799,836	128,580
	NetApp Inc.	1,962,388	128,026
*	Western Digital Corp.	2,761,628	123,804
	Citrix Systems Inc.	1,116,226	108,464
	NortonLifeLock Inc.	4,845,872	106,415
*	Qorvo Inc.	934,988	88,188
	Leidos Holdings Inc.	602,556	60,684
	SS&C Technologies Holdings Inc.	954,981	55,456
*	UiPath Inc. Class A	2,650,591	48,214
*	F5 Inc.	266,678	40,812
			1,439,617
Telecommunications (1.3%)
	Motorola Solutions Inc.	737,625	154,606
	Lumen Technologies Inc.	9,109,900	99,389
	Juniper Networks Inc.	1,424,780	40,606
*	DISH Network Corp. Class A	2,185,587	39,188
			333,789
Utilities (12.9%)
	Consolidated Edison Inc.	3,124,260	297,117
	WEC Energy Group Inc.	2,781,599	279,940
	Eversource Energy	3,041,245	256,894
	American Water Works Co. Inc.	1,602,779	238,445
	Edison International	3,361,561	212,585
	Ameren Corp.	2,275,952	205,655
	Entergy Corp.	1,793,413	202,010
*	PG&E Corp.	18,478,356	184,414
	DTE Energy Co.	1,452,208	184,067
	FirstEnergy Corp.	4,782,953	183,618
	PPL Corp.	6,489,418	176,058
	CMS Energy Corp.	2,558,444	172,695
	CenterPoint Energy Inc.	5,550,597	164,187
	Evergy Inc.	2,023,649	132,043
	Alliant Energy Corp.	2,211,770	129,632
	AES Corp.	5,889,464	123,739
	NiSource Inc.	3,578,573	105,532
	Vistra Corp.	3,807,939	87,011
	Constellation Energy Corp.	1,440,317	82,473
	Avangrid Inc.	681,793	31,444
			3,449,559
Total Common Stocks (Cost $22,018,753)			26,582,779
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $132,205)	1,322,404	132,201
Total Investments (100.3%) (Cost $22,150,958)			26,714,980
Other Assets and Liabilities—Net (-0.3%)			(67,404)
Net Assets (100%)			26,647,576
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,525,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $97,133,000 was received for securities on loan, of which $97,107,000 is held in Vanguard Market Liquidity Fund and $26,000 is held in cash.

84

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	46	8,716	(347)
E-mini S&P Mid-Cap 400 Index	September 2022	58	13,154	(761)
				(1,108)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
State Street Corp.	8/31/23	BANA	56,180	(1.803)	—	(8,038)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
85

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,018,753)	26,582,779
Affiliated Issuers (Cost $132,205)	132,201
Total Investments in Securities	26,714,980
Investment in Vanguard	1,063
Cash	8,329
Cash Collateral Pledged—Futures Contracts	1,270
Cash Collateral Pledged—Over-the-Counter Swap Contracts	6,590
Receivables for Investment Securities Sold	7,503
Receivables for Accrued Income	56,116
Receivables for Capital Shares Issued	8,695
Total Assets	26,804,546
Liabilities
Payables for Investment Securities Purchased	41,381
Collateral for Securities on Loan	97,133
Payables for Capital Shares Redeemed	9,445
Payables to Vanguard	771
Variation Margin Payable—Futures Contracts	202
Unrealized Depreciation—Over-the-Counter Swap Contracts	8,038
Total Liabilities	156,970
Net Assets	26,647,576
1 Includes $93,525 of securities on loan.
At June 30, 2022, net assets consisted of:

Paid-in Capital	24,421,250
Total Distributable Earnings (Loss)	2,226,326
Net Assets	26,647,576

Investor Shares—Net Assets
Applicable to 857,447 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,722
Net Asset Value Per Share—Investor Shares	$50.99

ETF Shares—Net Assets
Applicable to 116,467,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,082,941
Net Asset Value Per Share—ETF Shares	$129.50

Admiral Shares—Net Assets
Applicable to 171,729,610 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,520,913
Net Asset Value Per Share—Admiral Shares	$67.09

See accompanying Notes, which are an integral part of the Financial Statements.
86

Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends	281,652
Interest[1]	121
Securities Lending—Net	1,775
Total Income	283,548
Expenses
The Vanguard Group—Note B
Investment Advisory Services	734
Management and Administrative—Investor Shares	44
Management and Administrative—ETF Shares	4,595
Management and Administrative—Admiral Shares	3,657
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	247
Marketing and Distribution—Admiral Shares	292
Custodian Fees	42
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	301
Shareholders’ Reports—Admiral Shares	76
Trustees’ Fees and Expenses	7
Other Expenses	155
Total Expenses	10,152
Expenses Paid Indirectly	(3)
Net Expenses	10,149
Net Investment Income	273,399
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	664,130
Futures Contracts	(6,020)
Swap Contracts	(11,700)
Realized Net Gain (Loss)	646,410
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,883,547)
Futures Contracts	(3,678)
Swap Contracts	(15,252)
Change in Unrealized Appreciation (Depreciation)	(4,902,477)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,982,668)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $121,000, ($31,000), and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,008,531,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	273,399	514,018
Realized Net Gain (Loss)	646,410	1,280,568
Change in Unrealized Appreciation (Depreciation)	(4,902,477)	4,465,567
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,982,668)	6,260,153
Distributions
Investor Shares	(407)	(965)
ETF Shares	(144,981)	(274,814)
Admiral Shares	(111,985)	(232,248)
Total Distributions	(257,373)	(508,027)
Capital Share Transactions
Investor Shares	(6,509)	2,483
ETF Shares	1,387,831	1,966,665
Admiral Shares	144,237	445,190
Net Increase (Decrease) from Capital Share Transactions	1,525,559	2,414,338
Total Increase (Decrease)	(2,714,482)	8,166,464
Net Assets
Beginning of Period	29,362,058	21,195,594
End of Period	26,647,576	29,362,058

See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$59.16	$46.83	$46.96	$37.50	$43.89	$38.24
Investment Operations
Net Investment Income[1]	.491	1.006	1.048[2]	.808	1.001[3]	.771
Net Realized and Unrealized Gain (Loss) on Investments	(8.197)	12.311	(.122)	9.566	(6.415)	5.646
Total from Investment Operations	(7.706)	13.317	.926	10.374	(5.414)	6.417
Distributions
Dividends from Net Investment Income	(.464)	(.987)	(1.056)	(.914)	(.976)	(.767)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.464)	(.987)	(1.056)	(.914)	(.976)	(.767)
Net Asset Value, End of Period	$50.99	$59.16	$46.83	$46.96	$37.50	$43.89
Total Return[4]	-13.07%	28.59%	2.43%	27.82%	-12.53%	16.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$57	$43	$52	$508	$682
Ratio of Total Expenses to Average Net Assets	0.19%[5]	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.83%	2.58%[2]	1.90%	2.29%[3]	1.92%
Portfolio Turnover Rate[6]	7%	17%	39%	17%	17%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$150.26	$118.93	$119.27	$95.22	$111.47	$97.12
Investment Operations
Net Investment Income[1]	1.359	2.744	2.781[2]	2.497	2.645[3]	2.116
Net Realized and Unrealized Gain (Loss) on Investments	(20.851)	31.258	(.310)	23.996	(16.278)	14.306
Total from Investment Operations	(19.492)	34.002	2.471	26.493	(13.633)	16.422
Distributions
Dividends from Net Investment Income	(1.268)	(2.672)	(2.811)	(2.443)	(2.617)	(2.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.268)	(2.672)	(2.811)	(2.443)	(2.617)	(2.072)
Net Asset Value, End of Period	$129.50	$150.26	$118.93	$119.27	$95.22	$111.47
Total Return	-13.02%	28.74%	2.50%	27.98%	-12.41%	17.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,083	$16,086	$11,061	$10,339	$7,898	$8,355
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.00%	1.96%	2.69%[2]	2.26%	2.41%[3]	2.04%
Portfolio Turnover Rate[5]	7%	17%	39%	17%	17%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$77.84	$61.61	$61.79	$49.33	$57.74	$50.31
Investment Operations
Net Investment Income[1]	.699	1.413	1.438[2]	1.303	1.385[3]	1.096
Net Realized and Unrealized Gain (Loss) on Investments	(10.792)	16.201	(.162)	12.422	(8.439)	7.407
Total from Investment Operations	(10.093)	17.614	1.276	13.725	(7.054)	8.503
Distributions
Dividends from Net Investment Income	(.657)	(1.384)	(1.456)	(1.265)	(1.356)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.657)	(1.384)	(1.456)	(1.265)	(1.356)	(1.073)
Net Asset Value, End of Period	$67.09	$77.84	$61.61	$61.79	$49.33	$57.74
Total Return[4]	-13.02%	28.76%	2.54%	27.99%	-12.42%	17.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,521	$13,218	$10,092	$11,148	$7,738	$8,134
Ratio of Total Expenses to Average Net Assets	0.07%[5]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.95%	2.69%[2]	2.28%	2.41%[3]	2.04%
Portfolio Turnover Rate[6]	7%	17%	39%	17%	17%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the
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Mid-Cap Value Index Fund
collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
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Mid-Cap Value Index Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,063,000, representing less than 0.01% of the fund’s net assets and 0.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,582,779	—	—	26,582,779
Temporary Cash Investments	132,201	—	—	132,201
Total	26,714,980	—	—	26,714,980

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,108	—	—	1,108
Swap Contracts	—	8,038	—	8,038
Total	1,108	8,038	—	9,146
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,181,500
Gross Unrealized Appreciation	5,927,144
Gross Unrealized Depreciation	(1,402,810)
Net Unrealized Appreciation (Depreciation)	4,524,334
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $2,979,657,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2022, the fund purchased $5,692,248,000 of investment securities and sold $4,007,039,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,463,614,000 and $2,094,004,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $114,343,000 and sales were $250,692,000, resulting in net realized loss of $142,562,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,891	102	15,393	281
Issued in Lieu of Cash Distributions	407	8	965	17
Redeemed	(12,807)	(224)	(13,875)	(252)
Net Increase (Decrease)—Investor Shares	(6,509)	(114)	2,483	46
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Mid-Cap Value Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,625,952	26,086	3,658,900	25,904
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,238,121)	(16,675)	(1,692,235)	(11,850)
Net Increase (Decrease)—ETF Shares	1,387,831	9,411	1,966,665	14,054
Admiral Shares
Issued	1,363,038	18,220	2,834,601	39,559
Issued in Lieu of Cash Distributions	99,436	1,390	205,615	2,818
Redeemed	(1,318,237)	(17,694)	(2,595,026)	(36,366)
Net Increase (Decrease)—Admiral Shares	144,237	1,916	445,190	6,011
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
96

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
97

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
98

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q982 082022

Semiannual Report   |   June 30, 2022
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
About Your Fund’s Expenses	1
Growth Index Fund	3
Value Index Fund	22
Large-Cap Index Fund	42
Trustees Approve Advisory Arrangements	63
Liquidity Risk Management	65

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$695.60	$0.71
ETF Shares	1,000.00	696.00	0.17
Admiral™ Shares	1,000.00	696.00	0.21
Institutional Shares	1,000.00	696.00	0.17
Value Index Fund
Investor Shares	$1,000.00	$905.60	$0.80
ETF Shares	1,000.00	906.10	0.19
Admiral Shares	1,000.00	906.00	0.24
Institutional Shares	1,000.00	906.20	0.19
Large-Cap Index Fund
Investor Shares	$1,000.00	$787.00	$0.75
ETF Shares	1,000.00	787.40	0.18
Admiral Shares	1,000.00	787.40	0.22
Institutional Shares	1,000.00	787.40	0.18
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Growth Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	1.4%
Consumer Discretionary	22.4
Consumer Staples	0.9
Energy	1.3
Financials	2.7
Health Care	7.8
Industrials	10.7
Real Estate	2.9
Technology	48.6
Telecommunications	1.1
Utilities	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Linde plc	4,048,143	1,163,963
	Ecolab Inc.	2,073,434	318,811
	Fastenal Co.	4,642,033	231,730
	Albemarle Corp.	944,508	197,383
			1,911,887
Consumer Discretionary (22.4%)
*	Amazon.com Inc.	69,751,180	7,408,273
*	Tesla Inc.	7,102,393	4,782,893
	Home Depot Inc.	8,289,181	2,273,474
	Costco Wholesale Corp.	3,574,790	1,713,325
	McDonald's Corp.	5,964,695	1,472,564
*	Walt Disney Co.	14,690,843	1,386,816
	NIKE Inc. Class B	10,232,876	1,045,800
	Lowe's Cos. Inc.	5,258,605	918,521
	Starbucks Corp.	9,250,160	706,620
*	Netflix Inc.	3,483,209	609,109
*	Booking Holdings Inc.	327,648	573,053
	TJX Cos. Inc.	8,998,502	502,566
	Dollar General Corp.	1,845,274	452,904
	Estee Lauder Cos. Inc. Class A	1,682,628	428,515
*	AutoZone Inc.	160,096	344,066
*	O'Reilly Automotive Inc.	530,097	334,894
	Marriott International Inc. Class A	2,375,775	323,129
*	Uber Technologies Inc.	14,253,851	291,634
*	Chipotle Mexican Grill Inc. Class A	214,253	280,084
	Electronic Arts Inc.	2,257,459	274,620
	Yum! Brands Inc.	2,299,977	261,070
*	Lululemon Athletica Inc.	941,006	256,528
	Hilton Worldwide Holdings Inc.	2,244,799	250,160
*	Airbnb Inc. Class A	2,774,691	247,169
	Activision Blizzard Inc.	2,837,807	220,952
	Ross Stores Inc.	2,834,056	199,036
*	Aptiv plc	2,185,168	194,633
*	Copart Inc.	1,725,070	187,446
	Tractor Supply Co.	902,383	174,927
*	Ulta Beauty Inc.	421,302	162,403
*	Take-Two Interactive Software Inc.	1,306,576	160,095
*	Trade Desk Inc. Class A	3,544,011	148,459
		Shares	Market Value• ($000)
*	Expedia Group Inc.	1,222,508	115,930
	Domino's Pizza Inc.	290,728	113,300
*	Rivian Automotive Inc. Class A	4,322,130	111,252
*	NVR Inc.	25,200	100,904
*	Live Nation Entertainment Inc.	1,195,584	98,731
*	Las Vegas Sands Corp.	2,773,185	93,151
*	Roblox Corp. Class A	2,404,028	78,996
*	Etsy Inc.	1,025,514	75,078
*	Burlington Stores Inc.	533,183	72,636
	Rollins Inc.	1,987,199	69,393
*	Caesars Entertainment Inc.	1,643,473	62,945
*	Royal Caribbean Cruises Ltd.	1,749,023	61,058
	Pool Corp.	153,740	53,998
[1]	Sirius XM Holdings Inc.	6,336,713	38,844
	Vail Resorts Inc.	163,186	35,583
*,1	AMC Entertainment Holdings Inc. Class A	2,090,944	28,332
*,1	Chewy Inc. Class A	703,653	24,431
*	Wynn Resorts Ltd.	419,438	23,900
	Warner Music Group Corp. Class A	938,470	22,861
*	Endeavor Group Holdings Inc. Class A	1,028,359	21,143
*	Lyft Inc. Class A	1,159,237	15,395
*,1	Wayfair Inc. Class A	303,693	13,229
*	Carvana Co. Class A	403,734	9,116
			29,925,944
Consumer Staples (0.9%)
*	Monster Beverage Corp.	2,990,419	277,212
	Colgate-Palmolive Co.	3,379,389	270,824
	Hershey Co.	1,177,536	253,359
	Church & Dwight Co. Inc.	1,958,092	181,437
	Brown-Forman Corp. Class B	2,375,251	166,647
	Lamb Weston Holdings Inc.	291,519	20,832
	Brown-Forman Corp. Class A	271,313	18,351
4

Growth Index Fund
		Shares	Market Value• ($000)
*	Olaplex Holdings Inc.	783,797	11,044
			1,199,706
Energy (1.3%)
	Pioneer Natural Resources Co.	1,854,054	413,602
	Cheniere Energy Inc.	1,844,933	245,431
*	Enphase Energy Inc.	1,089,032	212,623
	Diamondback Energy Inc.	1,432,258	173,518
	Coterra Energy Inc.	6,174,786	159,248
	Hess Corp.	1,128,776	119,582
	Baker Hughes Co. Class A	3,967,185	114,533
	Halliburton Co.	3,277,140	102,771
*,1	Plug Power Inc.	4,663,483	77,274
	Marathon Oil Corp.	2,851,503	64,102
			1,682,684
Financials (2.7%)
	S&P Global Inc.	2,741,341	923,996
	Blackstone Inc.	5,651,355	515,573
	Aon plc Class A (XNYS)	1,627,213	438,827
	Moody's Corp.	1,264,755	343,975
	MSCI Inc. Class A	622,618	256,612
	First Republic Bank	1,448,996	208,945
*	SVB Financial Group	474,713	187,507
	Broadridge Financial Solutions Inc.	945,377	134,764
	Apollo Global Management Inc.	2,549,792	123,614
	FactSet Research Systems Inc.	305,606	117,527
	MarketAxess Holdings Inc.	289,279	74,058
	Ares Management Corp. Class A	1,246,826	70,895
*	Markel Corp.	52,012	67,265
	Tradeweb Markets Inc. Class A	868,356	59,265
*,1	Coinbase Global Inc. Class A	1,121,995	52,756
	Interactive Brokers Group Inc. Class A	375,638	20,664
			3,596,243
Health Care (7.8%)
	Thermo Fisher Scientific Inc.	3,157,248	1,715,270
	Danaher Corp.	2,638,755	668,977
	Zoetis Inc.	3,416,185	587,208
*	Vertex Pharmaceuticals Inc.	2,062,743	581,260
*	Intuitive Surgical Inc.	2,895,083	581,072
	Stryker Corp.	2,744,879	546,039
*	Regeneron Pharmaceuticals Inc.	827,705	489,281
*	Edwards Lifesciences Corp.	5,014,514	476,830
*	Boston Scientific Corp.	11,529,751	429,714
*	Moderna Inc.	2,726,864	389,533
*	IQVIA Holdings Inc.	1,526,515	331,239
	Agilent Technologies Inc.	2,411,345	286,395
	ResMed Inc.	1,179,803	247,322
		Shares	Market Value• ($000)
*	IDEXX Laboratories Inc.	677,537	237,633
*	DexCom Inc.	3,165,656	235,936
*	Illumina Inc.	1,267,023	233,588
*	Veeva Systems Inc. Class A	1,127,650	223,320
*	Seagen Inc.	1,113,453	197,014
	West Pharmaceutical Services Inc.	597,454	180,652
*	Avantor Inc.	4,886,742	151,978
*	Align Technology Inc.	635,564	150,419
*	Horizon Therapeutics plc	1,854,078	147,881
*	Catalent Inc.	1,373,092	147,319
[1]	PerkinElmer Inc.	1,017,297	144,680
*	Alnylam Pharmaceuticals Inc.	974,402	142,117
	Cooper Cos. Inc.	397,606	124,498
*	BioMarin Pharmaceutical Inc.	1,492,007	123,643
*	Insulet Corp.	559,227	121,878
*	Incyte Corp.	1,517,534	115,287
*	ABIOMED Inc.	349,148	86,418
*	Bio-Rad Laboratories Inc. Class A	170,561	84,428
	STERIS plc	403,844	83,252
*	Exact Sciences Corp.	1,421,251	55,983
	Teleflex Inc.	189,487	46,585
*	Charles River Laboratories International Inc.	205,329	43,934
*	Teladoc Health Inc.	582,952	19,360
*	agilon health Inc.	817,499	17,846
			10,445,789
Industrials (10.7%)
	Visa Inc. Class A	12,828,239	2,525,752
	Mastercard Inc. Class A	7,004,158	2,209,672
	Accenture plc Class A	5,342,716	1,483,405
	Automatic Data Processing Inc.	3,369,188	707,664
*	Boeing Co.	4,771,711	652,388
*	PayPal Holdings Inc.	9,339,943	652,302
	United Parcel Service Inc. Class B	2,961,844	540,655
	Union Pacific Corp.	2,532,677	540,169
	Sherwin-Williams Co.	1,888,244	422,797
*	Fiserv Inc.	4,691,924	417,441
	Paychex Inc.	2,620,417	298,387
	Cintas Corp.	701,453	262,014
*	Block Inc. (XNYS)	4,184,291	257,167
	Global Payments Inc.	2,270,678	251,228
*	TransDigm Group Inc.	418,211	224,441
	Verisk Analytics Inc. Class A	1,273,507	220,431
	Old Dominion Freight Line Inc.	822,833	210,876
*	Mettler-Toledo International Inc.	182,929	210,143
*	Keysight Technologies Inc.	1,450,790	199,991
	Rockwell Automation Inc.	937,781	186,909
	Equifax Inc.	986,696	180,348
*	Waters Corp.	485,930	160,833
	Vulcan Materials Co.	1,071,628	152,278

5

Growth Index Fund
		Shares	Market Value• ($000)
*	Teledyne Technologies Inc.	378,032	141,804
*	Zebra Technologies Corp. Class A	423,531	124,497
	TransUnion	1,551,683	124,119
*	Trimble Inc.	2,017,289	117,467
*	Generac Holdings Inc.	514,771	108,400
	JB Hunt Transport Services Inc.	676,137	106,471
	Ball Corp.	1,289,541	88,682
*	Bill.Com Holdings Inc.	798,888	87,830
	Martin Marietta Materials Inc.	251,230	75,178
	Expeditors International of Washington Inc.	676,139	65,897
	HEICO Corp. Class A	591,505	62,333
*	FleetCor Technologies Inc.	296,541	62,306
	Jack Henry & Associates Inc.	294,269	52,974
	HEICO Corp.	329,443	43,197
	Cognex Corp.	664,180	28,241
*,1	Affirm Holdings Inc.	727,299	13,135
			14,269,822
Real Estate (2.9%)
	American Tower Corp.	3,747,404	957,799
	Crown Castle International Corp.	3,492,524	588,071
	Equinix Inc.	734,128	482,337
	Public Storage	1,203,314	376,240
	Digital Realty Trust Inc.	2,295,931	298,081
	SBA Communications Corp. Class A	869,686	278,343
*	CoStar Group Inc.	3,195,530	193,042
	Invitation Homes Inc.	4,921,952	175,123
	Realty Income Corp.	2,425,873	165,590
	Sun Communities Inc.	980,748	156,292
	UDR Inc.	1,285,391	59,179
	Camden Property Trust	429,179	57,716
*	Zillow Group Inc. Class C	1,300,777	41,300
*	Zillow Group Inc. Class A	347,250	11,046
			3,840,159
Technology (48.5%)
	Apple Inc.	124,011,959	16,954,915
	Microsoft Corp.	60,320,953	15,492,230
*	Alphabet Inc. Class A	2,426,946	5,288,946
*	Alphabet Inc. Class C	2,147,137	4,696,755
*	Meta Platforms Inc. Class A	18,497,990	2,982,801
	NVIDIA Corp.	19,185,914	2,908,393
*	Adobe Inc.	3,810,889	1,395,014
*	Salesforce Inc.	7,615,462	1,256,856
	Texas Instruments Inc.	7,437,390	1,142,755
*	Advanced Micro Devices Inc.	13,069,900	999,455
	Intuit Inc.	2,161,295	833,049
*	ServiceNow Inc.	1,616,779	768,811
	Applied Materials Inc.	7,124,864	648,220
	QUALCOMM Inc.	4,516,584	576,948
	Micron Technology Inc.	9,006,238	497,865
		Shares	Market Value• ($000)
	Lam Research Corp.	1,118,796	476,775
*	Palo Alto Networks Inc.	803,579	396,920
	KLA Corp.	1,203,613	384,049
*	Synopsys Inc.	1,233,738	374,686
	Roper Technologies Inc.	854,249	337,129
*	Cadence Design Systems Inc.	2,224,092	333,680
*	Fortinet Inc.	5,502,477	311,330
	Amphenol Corp. Class A	4,815,703	310,035
*	Autodesk Inc.	1,754,447	301,695
*	Snowflake Inc. Class A	2,156,733	299,915
	Marvell Technology Inc.	6,860,915	298,656
*	Crowdstrike Holdings Inc. Class A	1,634,743	275,552
	Microchip Technology Inc.	4,472,140	259,742
*	Workday Inc. Class A	1,602,243	223,641
*	Datadog Inc. Class A	2,055,029	195,721
*	Zoom Video Communications Inc. Class A	1,725,597	186,313
*	Twitter Inc.	4,930,654	184,357
*	ANSYS Inc.	701,599	167,886
*	Match Group Inc.	2,303,742	160,548
*	Gartner Inc.	617,081	149,229
	Monolithic Power Systems Inc.	357,372	137,245
*	MongoDB Inc. Class A	521,688	135,378
*	DoorDash Inc. Class A	2,071,149	132,906
*	EPAM Systems Inc.	437,885	129,080
*	Palantir Technologies Inc. Class A	14,140,969	128,259
*	VeriSign Inc.	750,963	125,659
	Skyworks Solutions Inc.	1,297,949	120,242
*	Twilio Inc. Class A	1,386,089	116,168
*	Paycom Software Inc.	413,072	115,710
	Teradyne Inc.	1,292,087	115,706
*	Splunk Inc.	1,297,995	114,821
*	Tyler Technologies Inc.	334,504	111,216
*	HubSpot Inc.	366,005	110,039
*	Okta Inc.	1,215,815	109,910
*	Snap Inc. Class A	8,353,967	109,687
*	Zscaler Inc.	682,718	102,073
*	DocuSign Inc. Class A	1,612,308	92,514
*	GoDaddy Inc. Class A	1,304,540	90,744
*	Cloudflare Inc. Class A	2,040,588	89,276
*	Pinterest Inc. Class A	4,635,079	84,173
*	Black Knight Inc.	1,195,348	78,164
*	ZoomInfo Technologies Inc. Class A	2,278,246	75,729
*	Unity Software Inc.	1,672,098	61,567
	Bentley Systems Inc. Class B	1,782,347	59,352
*	Akamai Technologies Inc.	647,136	59,103
	SS&C Technologies Holdings Inc.	873,798	50,741
*,1	AppLovin Corp. Class A	1,450,991	49,972
*	Zendesk Inc.	493,083	36,523

6

Growth Index Fund
		Shares	Market Value• ($000)
*	IAC/InterActiveCorp.	323,255	24,558
*	Dropbox Inc. Class A	1,118,344	23,474
*	RingCentral Inc. Class A	341,339	17,838
*	Coupa Software Inc.	303,497	17,330
*	Toast Inc. Class A	970,402	12,557
*	Qualtrics International Inc. Class A	768,694	9,616
			64,918,202
Telecommunications (1.1%)
*	T-Mobile US Inc.	5,055,311	680,141
*	Charter Communications Inc. Class A	648,159	303,682
*	Arista Networks Inc.	1,864,858	174,812
	Motorola Solutions Inc.	674,621	141,401
*	Liberty Broadband Corp. Class C	1,055,943	122,109
*	Roku Inc.	966,621	79,398
*	Liberty Broadband Corp. Class A	154,188	17,508
			1,519,051
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,074,024	257,096
Total Common Stocks (Cost $77,903,616)			133,566,583
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $318,498)	3,186,204	318,525
Total Investments (100.1%) (Cost $78,222,114)			133,885,108
Other Assets and Liabilities—Net (-0.1%)			(118,422)
Net Assets (100%)			133,766,686
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,885,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $167,114,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	407	77,116	883

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/22	BANA	17,487	(0.820)	—	(13)
Visa Inc. Class A	8/31/22	BANA	87,616	(0.720)	112	—
					112	(13)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $77,903,616)	133,566,583
Affiliated Issuers (Cost $318,498)	318,525
Total Investments in Securities	133,885,108
Investment in Vanguard	5,225
Cash Collateral Pledged—Futures Contracts	4,275
Cash Collateral Pledged—Over-the-Counter Swap Contracts	7,950
Receivables for Investment Securities Sold	31,533
Receivables for Accrued Income	41,958
Receivables for Capital Shares Issued	70,545
Unrealized Appreciation—Over-the-Counter Swap Contracts	112
Total Assets	134,046,706
Liabilities
Due to Custodian	43,091
Payables for Investment Securities Purchased	9,295
Collateral for Securities on Loan	167,114
Payables for Capital Shares Redeemed	57,431
Payables to Vanguard	2,430
Variation Margin Payable—Futures Contracts	646
Unrealized Depreciation—Over-the-Counter Swap Contracts	13
Total Liabilities	280,020
Net Assets	133,766,686
1 Includes $154,885 of securities on loan.
8

Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	81,233,508
Total Distributable Earnings (Loss)	52,533,178
Net Assets	133,766,686

Investor Shares—Net Assets
Applicable to 3,483,963 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	399,637
Net Asset Value Per Share—Investor Shares	$114.71

ETF Shares—Net Assets
Applicable to 300,925,914 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,032,301
Net Asset Value Per Share—ETF Shares	$222.75

Admiral Shares—Net Assets
Applicable to 411,463,227 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,179,552
Net Asset Value Per Share—Admiral Shares	$114.66

Institutional Shares—Net Assets
Applicable to 167,048,301 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,155,196
Net Asset Value Per Share—Institutional Shares	$114.67

See accompanying Notes, which are an integral part of the Financial Statements.
9

Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	440,352
Interest[2]	564
Securities Lending—Net	3,205
Total Income	444,121
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,094
Management and Administrative—Investor Shares	406
Management and Administrative—ETF Shares	12,707
Management and Administrative—Admiral Shares	12,087
Management and Administrative—Institutional Shares	3,919
Marketing and Distribution—Investor Shares	18
Marketing and Distribution—ETF Shares	1,094
Marketing and Distribution—Admiral Shares	1,130
Marketing and Distribution—Institutional Shares	346
Custodian Fees	431
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	679
Shareholders’ Reports—Admiral Shares	195
Shareholders’ Reports—Institutional Shares	44
Trustees’ Fees and Expenses	39
Other Expenses	8
Total Expenses	34,198
Net Investment Income	409,923
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	57,824
Futures Contracts	(15,987)
Swap Contracts	(51,347)
Foreign Currencies	2
Realized Net Gain (Loss)	(9,508)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(57,803,802)
Futures Contracts	(1,970)
Swap Contracts	(66)
Change in Unrealized Appreciation (Depreciation)	(57,805,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,405,423)
1	Dividends are net of foreign withholding taxes of $143,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $552,000, ($39,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,768,977,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	409,923	850,277
Realized Net Gain (Loss)	(9,508)	9,367,270
Change in Unrealized Appreciation (Depreciation)	(57,805,838)	29,618,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,405,423)	39,835,781
Distributions
Investor Shares	(814)	(2,918)
ETF Shares	(182,755)	(426,504)
Admiral Shares	(128,381)	(323,130)
Institutional Shares	(52,988)	(132,576)
Total Distributions	(364,938)	(885,128)
Capital Share Transactions
Investor Shares	(101,861)	(228,745)
ETF Shares	4,848,884	3,475,469
Admiral Shares	(364,360)	24,196
Institutional Shares	(102,683)	(697,636)
Net Increase (Decrease) from Capital Share Transactions	4,279,980	2,573,284
Total Increase (Decrease)	(53,490,381)	41,523,937
Net Assets
Beginning of Period	187,257,067	145,733,130
End of Period	133,766,686	187,257,067

See accompanying Notes, which are an integral part of the Financial Statements.
11

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$165.20	$130.50	$93.87	$69.10	$72.36	$57.32
Investment Operations
Net Investment Income[1]	.271	.565	.728	.746	.823	.750
Net Realized and Unrealized Gain (Loss) on Investments	(50.535)	34.731	36.631	24.802	(3.271)	15.037
Total from Investment Operations	(50.264)	35.296	37.359	25.548	(2.448)	15.787
Distributions
Dividends from Net Investment Income	(.226)	(.596)	(.729)	(.778)	(.812)	(.747)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.226)	(.596)	(.729)	(.778)	(.812)	(.747)
Net Asset Value, End of Period	$114.71	$165.20	$130.50	$93.87	$69.10	$72.36
Total Return[2]	-30.44%	27.10%	40.01%	37.08%	-3.46%	27.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$400	$692	$750	$572	$2,654	$3,210
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.39%	0.69%	0.92%	1.08%	1.15%
Portfolio Turnover Rate[3]	3%	8%	6%	11%	11%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$320.83	$253.44	$182.31	$134.21	$140.55	$111.33
Investment Operations
Net Investment Income[1]	.701	1.483	1.683	1.773	1.807	1.626
Net Realized and Unrealized Gain (Loss) on Investments	(98.160)	67.447	71.131	48.065	(6.373)	29.200
Total from Investment Operations	(97.459)	68.930	72.814	49.838	(4.566)	30.826
Distributions
Dividends from Net Investment Income	(.621)	(1.540)	(1.684)	(1.738)	(1.774)	(1.606)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.621)	(1.540)	(1.684)	(1.738)	(1.774)	(1.606)
Net Asset Value, End of Period	$222.75	$320.83	$253.44	$182.31	$134.21	$140.55
Total Return	-30.40%	27.26%	40.16%	37.26%	-3.32%	27.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,032	$90,506	$68,474	$46,481	$32,489	$31,399
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.52%	0.81%	1.09%	1.21%	1.27%
Portfolio Turnover Rate[2]	3%	8%	6%	11%	11%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$165.15	$130.46	$93.84	$69.09	$72.35	$57.31
Investment Operations
Net Investment Income[1]	.354	.748	.855	.907	.921	.836
Net Realized and Unrealized Gain (Loss) on Investments	(50.532)	34.720	36.621	24.728	(3.274)	15.032
Total from Investment Operations	(50.178)	35.468	37.476	25.635	(2.353)	15.868
Distributions
Dividends from Net Investment Income	(.312)	(.778)	(.856)	(.885)	(.907)	(.828)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.312)	(.778)	(.856)	(.885)	(.907)	(.828)
Net Asset Value, End of Period	$114.66	$165.15	$130.46	$93.84	$69.09	$72.35
Total Return[2]	-30.40%	27.26%	40.19%	37.23%	-3.34%	27.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,180	$68,372	$53,928	$38,103	$25,609	$26,013
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.51%	0.80%	1.08%	1.20%	1.27%
Portfolio Turnover Rate[3]	3%	8%	6%	11%	11%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$165.16	$130.47	$93.85	$69.09	$72.35	$57.31
Investment Operations
Net Investment Income[1]	.361	.762	.867	.912	.928	.841
Net Realized and Unrealized Gain (Loss) on Investments	(50.532)	34.721	36.620	24.742	(3.274)	15.032
Total from Investment Operations	(50.171)	35.483	37.487	25.654	(2.346)	15.873
Distributions
Dividends from Net Investment Income	(.319)	(.793)	(.867)	(.894)	(.914)	(.833)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.319)	(.793)	(.867)	(.894)	(.914)	(.833)
Net Asset Value, End of Period	$114.67	$165.16	$130.47	$93.85	$69.09	$72.35
Total Return	-30.40%	27.27%	40.20%	37.26%	-3.33%	27.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,155	$27,688	$22,582	$16,426	$12,400	$12,495
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.52%	0.82%	1.09%	1.21%	1.28%
Portfolio Turnover Rate[2]	3%	8%	6%	11%	11%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
16

Growth Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation
17

Growth Index Fund
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
18

Growth Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $5,225,000, representing less than 0.01% of the fund’s net assets and 2.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Growth Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	133,566,583	—	—	133,566,583
Temporary Cash Investments	318,525	—	—	318,525
Total	133,885,108	—	—	133,885,108
Derivative Financial Instruments
Assets
Futures Contracts[1]	883	—	—	883
Swap Contracts	—	112	—	112
Total	883	112	—	995
Liabilities
Swap Contracts	—	13	—	13
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,366,853
Gross Unrealized Appreciation	62,792,853
Gross Unrealized Depreciation	(7,273,715)
Net Unrealized Appreciation (Depreciation)	55,519,138
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $3,157,351,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
20

Growth Index Fund
E.	During the six months ended June 30, 2022, the fund purchased $12,436,932,000 of investment securities and sold $8,162,397,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,400,884,000 and $3,608,172,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $521,330,000 and sales were $772,486,000, resulting in net realized loss of $1,253,202,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	27,330	201	72,222	492
Issued in Lieu of Cash Distributions	814	6	2,919	20
Redeemed	(130,005)	(912)	(303,886)	(2,069)
Net Increase (Decrease)—Investor Shares	(101,861)	(705)	(228,745)	(1,557)
ETF Shares
Issued	8,487,127	32,752	18,729,170	64,747
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,638,243)	(13,925)	(15,253,701)	(52,825)
Net Increase (Decrease)—ETF Shares	4,848,884	18,827	3,475,469	11,922
Admiral Shares
Issued	4,521,739	33,189	9,587,947	66,521
Issued in Lieu of Cash Distributions	113,136	883	286,028	1,930
Redeemed	(4,999,235)	(36,615)	(9,849,779)	(67,814)
Net Increase (Decrease)—Admiral Shares	(364,360)	(2,543)	24,196	637
Institutional Shares
Issued	1,748,895	12,825	3,444,250	23,706
Issued in Lieu of Cash Distributions	51,030	399	126,911	856
Redeemed	(1,902,608)	(13,823)	(4,268,797)	(29,999)
Net Increase (Decrease)—Institutional Shares	(102,683)	(599)	(697,636)	(5,437)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
21

Value Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	2.3%
Consumer Discretionary	4.8
Consumer Staples	11.6
Energy	7.5
Financials	18.6
Health Care	21.4
Industrials	13.0
Real Estate	3.2
Technology	6.5
Telecommunications	4.5
Utilities	6.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
22

Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.3%)
	Air Products and Chemicals Inc.	1,921,382	462,054
	Newmont Corp.	6,865,319	409,654
	Freeport-McMoRan Inc.	12,536,481	366,817
	Dow Inc.	6,300,075	325,147
	International Flavors & Fragrances Inc.	2,204,458	262,595
	Nucor Corp.	2,301,200	240,268
	LyondellBasell Industries NV Class A	2,265,999	198,184
	CF Industries Holdings Inc.	1,809,225	155,105
	Mosaic Co.	3,139,845	148,295
	International Paper Co.	3,215,278	134,495
	FMC Corp.	1,092,473	116,906
	Avery Dennison Corp.	704,536	114,043
	Eastman Chemical Co.	1,118,559	100,413
	Celanese Corp. Class A	846,178	99,519
	Westlake Corp.	139,131	13,638
			3,147,133
Consumer Discretionary (4.8%)
	Walmart Inc.	11,916,963	1,448,864
	Target Corp.	4,015,645	567,130
	Ford Motor Co.	34,153,361	380,127
*	General Motors Co.	11,348,312	360,422
*	Dollar Tree Inc.	1,853,854	288,923
*	Warner Bros Discovery Inc.	18,892,357	253,535
	Activision Blizzard Inc.	3,042,923	236,922
	eBay Inc.	4,840,192	201,691
*	Southwest Airlines Co.	5,125,021	185,116
	DR Horton Inc.	2,737,868	181,219
	Lennar Corp. Class A	2,325,586	164,117
	Genuine Parts Co.	1,223,142	162,678
*	Delta Air Lines Inc.	5,536,115	160,381
	VF Corp.	3,036,455	134,120
	Garmin Ltd.	1,339,999	131,655
*	CarMax Inc.	1,392,277	125,973
	Darden Restaurants Inc.	1,082,579	122,461
	Best Buy Co. Inc.	1,756,967	114,537
	Omnicom Group Inc.	1,774,520	112,877
	Paramount Global Inc. Class B	4,459,640	110,064
	LKQ Corp.	2,085,726	102,388
		Shares	Market Value• ($000)
*	United Airlines Holdings Inc.	2,834,045	100,382
	Advance Auto Parts Inc.	525,942	91,035
	Hasbro Inc.	1,088,827	89,153
*,1	Lucid Group Inc.	5,061,266	86,851
	MGM Resorts International	2,957,480	85,619
	Fox Corp. Class A	2,643,879	85,027
	PulteGroup Inc.	2,061,964	81,716
	Whirlpool Corp.	487,684	75,528
	BorgWarner Inc. (XNYS)	2,077,179	69,315
	News Corp. Class A	4,334,987	67,539
*	Carnival Corp.	7,297,631	63,125
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,326,647	47,826
	Interpublic Group of Cos. Inc.	1,709,211	47,055
	Fox Corp. Class B	1,320,460	39,218
*	American Airlines Group Inc.	2,815,970	35,707
*,1	GameStop Corp. Class A	281,530	34,431
	Lear Corp.	259,229	32,634
	Bath & Body Works Inc.	982,700	26,454
*	Liberty Media Corp.- Liberty SiriusXM Class A	681,763	24,571
	Paramount Global Class A	112,899	3,078
	Lennar Corp. Class B	15,603	916
	News Corp. Class B	27,910	443
			6,732,823
Consumer Staples (11.6%)
	Procter & Gamble Co.	20,771,589	2,986,747
	Coca-Cola Co.	33,775,980	2,124,847
	PepsiCo Inc.	11,970,112	1,994,939
	Philip Morris International Inc.	13,421,222	1,325,211
	CVS Health Corp.	11,350,400	1,051,728
	Mondelez International Inc. Class A	11,981,426	743,927
	Altria Group Inc.	15,677,130	654,834
	McKesson Corp.	1,257,751	410,291
	Kimberly-Clark Corp.	2,914,442	393,887
	General Mills Inc.	5,209,799	393,079
	Archer-Daniels-Midland Co.	4,867,443	377,714
	Sysco Corp.	4,407,135	373,328
	Corteva Inc.	6,275,332	339,746
23

Value Index Fund
		Shares	Market Value• ($000)
	Constellation Brands Inc. Class A	1,267,017	295,291
	Colgate-Palmolive Co.	3,623,887	290,418
	Keurig Dr Pepper Inc.	7,361,391	260,520
	Walgreens Boots Alliance Inc.	6,351,003	240,703
	Kraft Heinz Co.	5,838,303	222,673
	Kroger Co.	4,612,499	218,310
	Tyson Foods Inc. Class A	2,520,843	216,944
	AmerisourceBergen Corp. Class A	1,362,207	192,725
	McCormick & Co. Inc.	2,170,301	180,677
	Kellogg Co.	2,197,695	156,784
	Clorox Co.	1,062,518	149,794
	Conagra Brands Inc.	4,141,060	141,790
	J M Smucker Co.	893,643	114,395
	Hormel Foods Corp.	2,365,641	112,037
	Campbell Soup Co.	1,700,382	81,703
	Molson Coors Beverage Co. Class B	782,507	42,654
	Lamb Weston Holdings Inc.	313,136	22,377
	Albertsons Cos. Inc. Class A	660,273	17,642
			16,127,715
Energy (7.4%)
	Exxon Mobil Corp.	36,472,679	3,123,520
	Chevron Corp.	15,311,338	2,216,775
	ConocoPhillips	11,203,003	1,006,142
	EOG Resources Inc.	5,075,296	560,516
	Schlumberger NV	12,231,685	437,405
	Marathon Petroleum Corp.	4,679,901	384,735
	Occidental Petroleum Corp.	6,485,163	381,846
	Valero Energy Corp.	3,530,109	375,180
	Phillips 66	4,161,497	341,201
	Williams Cos. Inc.	10,536,766	328,852
	Devon Energy Corp.	5,709,850	314,670
	Kinder Morgan Inc.	17,653,795	295,878
	ONEOK Inc.	3,861,492	214,313
	Hess Corp.	1,209,816	128,168
	Baker Hughes Co. Class A	4,250,921	122,724
	Halliburton Co.	3,534,271	110,835
	Continental Resources Inc.	471,897	30,838
			10,373,598
Financials (18.5%)
*	Berkshire Hathaway Inc. Class B	14,966,588	4,086,178
	JPMorgan Chase & Co.	25,428,744	2,863,531
	Bank of America Corp.	59,299,592	1,845,996
	Wells Fargo & Co.	32,821,276	1,285,609
	Morgan Stanley	12,116,872	921,609
	Goldman Sachs Group Inc.	2,848,842	846,163
	Charles Schwab Corp.	13,369,794	844,704
	BlackRock Inc.	1,246,014	758,872
	Citigroup Inc.	15,958,499	733,931
	Chubb Ltd.	3,487,214	685,517
	Marsh & McLennan Cos. Inc.	4,355,030	676,118
	CME Group Inc.	3,112,279	637,084
	Progressive Corp.	5,065,041	588,912
		Shares	Market Value• ($000)
	PNC Financial Services Group Inc.	3,578,644	564,603
	Truist Financial Corp.	11,520,878	546,435
	US Bancorp	11,585,557	533,167
	Intercontinental Exchange Inc.	4,836,007	454,778
	Travelers Cos. Inc.	2,076,080	351,127
	American International Group Inc.	6,853,667	350,428
	MetLife Inc.	5,278,951	331,465
	Prudential Financial Inc.	3,245,532	310,533
	Allstate Corp.	2,378,711	301,454
	Arthur J Gallagher & Co.	1,817,193	296,275
	Aflac Inc.	5,016,273	277,550
	Bank of New York Mellon Corp.	6,290,587	262,380
	M&T Bank Corp.	1,552,219	247,408
	Discover Financial Services	2,430,050	229,834
	Ameriprise Financial Inc.	950,726	225,969
	KKR & Co. Inc.	4,868,838	225,379
	T Rowe Price Group Inc.	1,965,579	223,309
	Fifth Third Bancorp	5,931,460	199,297
	Willis Towers Watson plc	963,630	190,211
	Hartford Financial Services Group Inc.	2,842,167	185,963
	Northern Trust Corp.	1,718,573	165,808
	Cincinnati Financial Corp.	1,321,916	157,282
	Nasdaq Inc.	1,001,570	152,780
	Citizens Financial Group Inc.	4,276,654	152,634
	Regions Financial Corp.	8,124,427	152,333
	Raymond James Financial Inc.	1,684,136	150,579
	Huntington Bancshares Inc.	12,426,704	149,493
	Principal Financial Group Inc.	2,181,349	145,692
	State Street Corp.	2,339,645	144,239
*	Arch Capital Group Ltd.	3,080,487	140,131
	KeyCorp.	8,048,875	138,682
	W R Berkley Corp.	1,715,280	117,085
	Loews Corp.	1,803,420	106,871
	Cboe Global Markets Inc.	921,245	104,276
	Everest Re Group Ltd.	342,113	95,888
	Ally Financial Inc.	2,662,543	89,222
	Equitable Holdings Inc.	3,281,850	85,558
	Fidelity National Financial Inc.	2,313,242	85,497
	Annaly Capital Management Inc.	13,546,201	80,058
*	Markel Corp.	55,862	72,244
	Franklin Resources Inc.	2,602,556	60,666
*	Alleghany Corp.	55,407	46,160
	Globe Life Inc.	384,788	37,505
	Lincoln National Corp.	671,336	31,398
	Interactive Brokers Group Inc. Class A	405,126	22,286
[1]	Rocket Cos. Inc. Class A	976,628	7,188
			25,773,344

24

Value Index Fund
		Shares	Market Value• ($000)
Health Care (21.4%)
	UnitedHealth Group Inc.	8,122,039	4,171,723
	Johnson & Johnson	22,778,826	4,043,469
	Pfizer Inc.	48,571,090	2,546,582
	Eli Lilly & Co.	7,402,657	2,400,164
	AbbVie Inc.	15,297,814	2,343,013
	Merck & Co. Inc.	21,890,777	1,995,782
	Abbott Laboratories	15,154,203	1,646,504
	Bristol-Myers Squibb Co.	18,434,261	1,419,438
	Amgen Inc.	4,623,418	1,124,878
	Medtronic plc	11,610,807	1,042,070
	Elevance Health Inc.	2,087,666	1,007,466
	Cigna Corp.	2,747,637	724,057
	Danaher Corp.	2,832,305	718,046
	Gilead Sciences Inc.	10,860,984	671,317
	Becton Dickinson and Co.	2,468,319	608,515
	Humana Inc.	1,095,640	512,836
*	Centene Corp.	5,059,383	428,074
	HCA Healthcare Inc.	1,916,832	322,143
	Baxter International Inc.	4,354,666	279,700
*	Biogen Inc.	1,266,671	258,325
	Zimmer Biomet Holdings Inc.	1,811,219	190,287
	Laboratory Corp. of America Holdings	805,264	188,722
*	Hologic Inc.	2,163,178	149,908
	Quest Diagnostics Inc.	1,012,866	134,691
	Royalty Pharma plc Class A	3,019,990	126,960
	Cardinal Health Inc.	2,349,724	122,820
	Viatris Inc.	10,515,873	110,101
*	Henry Schein Inc.	1,197,480	91,895
	STERIS plc	434,219	89,514
*	Elanco Animal Health Inc. (XNYS)	3,906,557	76,686
	DENTSPLY SIRONA Inc.	1,868,976	66,779
	Universal Health Services Inc. Class B	553,227	55,716
	Teleflex Inc.	203,438	50,015
*	DaVita Inc.	492,471	39,378
			29,757,574
Industrials (12.9%)
	Raytheon Technologies Corp.	12,880,174	1,237,914
	Honeywell International Inc.	5,892,504	1,024,176
	Lockheed Martin Corp.	2,303,505	990,415
	Caterpillar Inc.	4,617,189	825,369
	Deere & Co.	2,390,535	715,894
	American Express Co.	4,889,975	677,848
	3M Co.	4,929,094	637,874
	General Electric Co.	9,531,067	606,843
	Union Pacific Corp.	2,719,498	580,015
	United Parcel Service Inc. Class B	3,176,870	579,906
	Northrop Grumman Corp.	1,211,715	579,891
	CSX Corp.	18,831,746	547,251
	Fidelity National Information Services Inc.	5,289,759	484,912
	Norfolk Southern Corp.	2,061,740	468,613
	FedEx Corp.	2,017,772	457,449
		Shares	Market Value• ($000)
	General Dynamics Corp.	2,042,416	451,885
	Illinois Tool Works Inc.	2,425,195	441,992
	Eaton Corp. plc	3,456,774	435,519
	Emerson Electric Co.	5,146,899	409,384
	L3Harris Technologies Inc.	1,668,497	403,276
	Capital One Financial Corp.	3,399,828	354,228
	Johnson Controls International plc	6,018,026	288,143
	Parker-Hannifin Corp.	1,110,658	273,277
	Trane Technologies plc	2,023,035	262,732
	Carrier Global Corp.	7,337,857	261,668
	Otis Worldwide Corp.	3,657,682	258,488
	Cummins Inc.	1,220,407	236,185
	PPG Industries Inc.	2,042,751	233,568
	PACCAR Inc.	2,706,156	222,825
	DuPont de Nemours Inc.	3,957,994	219,985
	AMETEK Inc.	1,996,700	219,417
	WW Grainger Inc.	398,888	181,267
	Fortive Corp.	3,109,137	169,075
	Dover Corp.	1,245,534	151,108
*	United Rentals Inc.	618,428	150,222
	Ingersoll Rand Inc.	3,525,858	148,368
	Jacobs Engineering Group Inc.	1,115,786	141,850
	Stanley Black & Decker Inc.	1,309,401	137,304
	Westinghouse Air Brake Technologies Corp.	1,497,166	122,887
	Xylem Inc.	1,562,121	122,127
	Synchrony Financial	4,351,174	120,179
	Textron Inc.	1,867,421	114,043
	CH Robinson Worldwide Inc.	1,104,067	111,919
	Packaging Corp. of America	812,154	111,671
	Masco Corp.	2,046,537	103,555
	Crown Holdings Inc.	1,066,617	98,310
	Ball Corp.	1,387,167	95,396
	Snap-on Inc.	462,764	91,178
	Westrock Co.	2,211,017	88,087
	Martin Marietta Materials Inc.	269,769	80,726
	Expeditors International of Washington Inc.	726,969	70,850
	Fortune Brands Home & Security Inc.	1,134,643	67,942
*	FleetCor Technologies Inc.	318,802	66,984
	Hubbell Inc. Class B	232,680	41,552
*	Mohawk Industries Inc.	234,379	29,084
			18,002,626
Real Estate (3.2%)
	Prologis Inc.	6,406,791	753,759
	Welltower Inc.	3,927,018	323,390
	Simon Property Group Inc.	2,842,744	269,833
	VICI Properties Inc.	8,326,563	248,048
	AvalonBay Communities Inc.	1,209,330	234,912
	Equity Residential	3,088,581	223,057
	Weyerhaeuser Co.	6,438,079	213,229
	Alexandria Real Estate Equities Inc.	1,410,690	204,592

25

Value Index Fund
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	2,684,310	197,592
	Extra Space Storage Inc.	1,160,644	197,449
	Duke Realty Corp.	3,335,010	183,259
	Ventas Inc.	3,466,528	178,284
	Realty Income Corp.	2,599,507	177,442
	Mid-America Apartment Communities Inc.	997,148	174,172
	Essex Property Trust Inc.	566,635	148,181
	WP Carey Inc.	1,665,184	137,977
	Iron Mountain Inc.	2,520,841	122,740
	Healthpeak Properties Inc.	4,680,364	121,268
	Boston Properties Inc.	1,223,452	108,863
	UDR Inc.	1,379,123	63,495
	Camden Property Trust	462,547	62,203
	Host Hotels & Resorts Inc.	3,100,321	48,613
	Regency Centers Corp.	747,154	44,314
			4,436,672
Technology (6.5%)
	Broadcom Inc.	3,357,214	1,630,968
	Intel Corp.	35,405,976	1,324,537
	International Business Machines Corp.	7,504,276	1,059,529
	Oracle Corp.	12,702,557	887,528
	Analog Devices Inc.	4,500,935	657,542
	QUALCOMM Inc.	4,848,787	619,384
	TE Connectivity Ltd.	2,786,456	315,287
	Cognizant Technology Solutions Corp. Class A	4,507,560	304,215
	HP Inc.	8,048,358	263,825
	VMware Inc. Class A	1,820,393	207,488
	Corning Inc.	6,572,366	207,095
*	ON Semiconductor Corp.	3,755,948	188,962
	CDW Corp.	1,167,843	184,005
	Hewlett Packard Enterprise Co.	11,276,985	149,533
	Seagate Technology Holdings plc	1,770,570	126,489
	NetApp Inc.	1,919,936	125,257
*	Western Digital Corp.	2,716,662	121,788
	Citrix Systems Inc.	1,098,093	106,702
	NortonLifeLock Inc.	4,767,153	104,687
	Dell Technologies Inc. Class C	2,260,866	104,475
*	Qorvo Inc.	919,803	86,756
*	Akamai Technologies Inc.	695,433	63,514
	Leidos Holdings Inc.	592,709	59,692
	SS&C Technologies Holdings Inc.	938,761	54,514
*	UiPath Inc. Class A	2,607,310	47,427
*	F5 Inc.	262,177	40,124
*	IAC/InterActiveCorp.	346,537	26,326
			9,067,649
Telecommunications (4.5%)
	Verizon Communications Inc.	34,537,329	1,752,770
	Comcast Corp. Class A	38,710,115	1,518,985
	Cisco Systems Inc.	32,257,441	1,375,457
	AT&T Inc.	61,990,190	1,299,314
		Shares	Market Value• ($000)
	Motorola Solutions Inc.	725,527	152,071
	Lumen Technologies Inc.	8,960,897	97,763
	Juniper Networks Inc.	1,401,015	39,929
*	DISH Network Corp. Class A	2,150,809	38,564
			6,274,853
Utilities (6.6%)
	NextEra Energy Inc.	16,580,111	1,284,295
	Duke Energy Corp.	6,668,499	714,930
	Southern Co.	9,202,264	656,213
	Dominion Energy Inc.	7,029,987	561,063
	Waste Management Inc.	3,595,995	550,115
	American Electric Power Co. Inc.	4,443,880	426,346
	Sempra Energy (XNYS)	2,719,619	408,677
	Exelon Corp.	8,481,646	384,388
	Xcel Energy Inc.	4,712,526	333,458
	Consolidated Edison Inc.	3,065,467	291,526
	WEC Energy Group Inc.	2,728,409	274,587
	Public Service Enterprise Group Inc.	4,318,873	273,298
	Eversource Energy	2,983,317	252,001
	American Water Works Co. Inc.	1,576,139	234,482
	Republic Services Inc. Class A	1,775,629	232,377
	Edison International	3,295,138	208,385
	Ameren Corp.	2,230,508	201,549
	Entergy Corp.	1,763,769	198,671
	DTE Energy Co.	1,427,778	180,971
*	PG&E Corp.	18,107,300	180,711
	FirstEnergy Corp.	4,704,335	180,599
	PPL Corp.	6,382,236	173,150
	CMS Energy Corp.	2,505,944	169,151
	CenterPoint Energy Inc.	5,461,554	161,553
	Evergy Inc.	1,990,670	129,891
	Alliant Energy Corp.	2,164,488	126,861
	AES Corp.	5,758,841	120,993
	NiSource Inc.	3,520,616	103,823
	Vistra Corp.	3,746,322	85,604
	Constellation Energy Corp.	1,415,349	81,043
	Avangrid Inc.	670,557	30,926
			9,211,637
Total Common Stocks (Cost $114,142,471)			138,905,624

26

Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $391,268)	3,913,952	391,278
Total Investments (100.0%) (Cost $114,533,739)			139,296,902
Other Assets and Liabilities—Net (0.0%)			(32,245)
Net Assets (100%)			139,264,657
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $106,872,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $111,687,000 was received for securities on loan, of which $111,663,000 is held in Vanguard Market Liquidity Fund and $24,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	807	152,906	(1,717)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/31/23	BANA	37,128	(1.420)	203	—
International Business Machines Corp.	8/31/22	BANA	39,533	(0.820)	436	—
Kroger Co.	1/31/23	GSI	50,880	(0.820)	—	(3,566)
NextEra Energy Inc.	8/31/22	BANA	32,921	(0.820)	159	—
State Street Corp.	8/31/23	BANA	13,871	(1.420)	116	—
State Street Corp.	8/31/23	BANA	13,871	(1.420)	117	—
State Street Corp.	8/31/23	BANA	13,871	(1.420)	119	—
					1,150	(3,566)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $114,142,471)	138,905,624
Affiliated Issuers (Cost $391,268)	391,278
Total Investments in Securities	139,296,902
Investment in Vanguard	5,407
Cash	24
Cash Collateral Pledged—Futures Contracts	8,480
Cash Collateral Pledged—Over-the-Counter Swap Contracts	9,100
Receivables for Investment Securities Sold	8,413
Receivables for Accrued Income	192,941
Receivables for Capital Shares Issued	43,361
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,150
Total Assets	139,565,778
Liabilities
Due to Custodian	5,990
Payables for Investment Securities Purchased	157,287
Collateral for Securities on Loan	111,687
Payables for Capital Shares Redeemed	18,903
Payables to Vanguard	2,407
Variation Margin Payable—Futures Contracts	1,281
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,566
Total Liabilities	301,121
Net Assets	139,264,657
1 Includes $106,872 of securities on loan.
28

Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	116,301,812
Total Distributable Earnings (Loss)	22,962,845
Net Assets	139,264,657

Investor Shares—Net Assets
Applicable to 4,628,573 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	237,902
Net Asset Value Per Share—Investor Shares	$51.40

ETF Shares—Net Assets
Applicable to 719,297,415 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,740,412
Net Asset Value Per Share—ETF Shares	$131.71

Admiral Shares—Net Assets
Applicable to 579,018,608 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,751,496
Net Asset Value Per Share—Admiral Shares	$51.38

Institutional Shares—Net Assets
Applicable to 282,885,745 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,534,847
Net Asset Value Per Share—Institutional Shares	$51.38

See accompanying Notes, which are an integral part of the Financial Statements.
29

Value Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends	1,775,852
Interest[1]	413
Securities Lending—Net	2,423
Total Income	1,778,688
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,089
Management and Administrative—Investor Shares	187
Management and Administrative—ETF Shares	16,165
Management and Administrative—Admiral Shares	6,747
Management and Administrative—Institutional Shares	2,619
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—ETF Shares	1,421
Marketing and Distribution—Admiral Shares	641
Marketing and Distribution—Institutional Shares	242
Custodian Fees	455
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	894
Shareholders’ Reports—Admiral Shares	125
Shareholders’ Reports—Institutional Shares	54
Trustees’ Fees and Expenses	37
Other Expenses	9
Total Expenses	30,695
Net Investment Income	1,747,993
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,860,805
Futures Contracts	(36,687)
Swap Contracts	(8,154)
Realized Net Gain (Loss)	1,815,964
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(17,866,949)
Futures Contracts	(1,580)
Swap Contracts	(2,073)
Change in Unrealized Appreciation (Depreciation)	(17,870,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,306,645)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $401,000, ($56,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,235,631,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,747,993	2,885,192
Realized Net Gain (Loss)	1,815,964	3,151,239
Change in Unrealized Appreciation (Depreciation)	(17,870,602)	21,557,364
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,306,645)	27,593,795
Distributions
Investor Shares	(2,781)	(5,928)
ETF Shares	(1,147,146)	(1,889,549)
Admiral Shares	(360,255)	(667,738)
Institutional Shares	(175,831)	(329,587)
Total Distributions	(1,686,013)	(2,892,802)
Capital Share Transactions
Investor Shares	722	(68,271)
ETF Shares	12,831,053	15,310,468
Admiral Shares	1,436,933	3,414,060
Institutional Shares	762,498	(49,760)
Net Increase (Decrease) from Capital Share Transactions	15,031,206	18,606,497
Total Increase (Decrease)	(961,452)	43,307,490
Net Assets
Beginning of Period	140,226,109	96,918,619
End of Period	139,264,657	140,226,109

See accompanying Notes, which are an integral part of the Financial Statements.
31

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$57.39	$46.43	$46.78	$38.18	$41.42	$36.24
Investment Operations
Net Investment Income[1]	.634	1.177	1.142	1.093	1.009	.918
Net Realized and Unrealized Gain (Loss) on Investments	(6.024)	10.945	(.362)	8.623	(3.261)	5.166
Total from Investment Operations	(5.390)	12.122	.780	9.716	(2.252)	6.084
Distributions
Dividends from Net Investment Income	(.600)	(1.162)	(1.130)	(1.116)	(.988)	(.904)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.600)	(1.162)	(1.130)	(1.116)	(.988)	(.904)
Net Asset Value, End of Period	$51.40	$57.39	$46.43	$46.78	$38.18	$41.42
Total Return[2]	-9.44%	26.31%	2.18%	25.67%	-5.55%	16.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$238	$264	$273	$328	$1,381	$1,626
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.22%	2.75%	2.58%	2.43%	2.40%
Portfolio Turnover Rate[3]	2%	9%	10%	12%	8%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$147.08	$118.98	$119.90	$97.84	$106.14	$92.87
Investment Operations
Net Investment Income[1]	1.722	3.212	3.055	3.046	2.722	2.473
Net Realized and Unrealized Gain (Loss) on Investments	(15.464)	28.045	(.935)	22.014	(8.352)	13.234
Total from Investment Operations	(13.742)	31.257	2.120	25.060	(5.630)	15.707
Distributions
Dividends from Net Investment Income	(1.628)	(3.157)	(3.040)	(3.000)	(2.670)	(2.437)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.628)	(3.157)	(3.040)	(3.000)	(2.670)	(2.437)
Net Asset Value, End of Period	$131.71	$147.08	$118.98	$119.90	$97.84	$106.14
Total Return	-9.39%	26.47%	2.23%	25.85%	-5.39%	17.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,740	$92,776	$61,580	$55,909	$41,510	$36,560
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.35%	2.87%	2.76%	2.56%	2.52%
Portfolio Turnover Rate[2]	2%	9%	10%	12%	8%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$57.38	$46.41	$46.77	$38.17	$41.41	$36.23
Investment Operations
Net Investment Income[1]	.667	1.245	1.188	1.185	1.059	.965
Net Realized and Unrealized Gain (Loss) on Investments	(6.035)	10.951	(.367)	8.581	(3.261)	5.165
Total from Investment Operations	(5.368)	12.196	.821	9.766	(2.202)	6.130
Distributions
Dividends from Net Investment Income	(.632)	(1.226)	(1.181)	(1.166)	(1.038)	(.950)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(1.226)	(1.181)	(1.166)	(1.038)	(.950)
Net Asset Value, End of Period	$51.38	$57.38	$46.41	$46.77	$38.17	$41.41
Total Return[2]	-9.40%	26.49%	2.29%	25.82%	-5.43%	17.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,751	$31,741	$22,486	$22,414	$16,522	$16,778
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.34%	2.86%	2.75%	2.55%	2.52%
Portfolio Turnover Rate[3]	2%	9%	10%	12%	8%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$57.37	$46.41	$46.77	$38.17	$41.41	$36.23
Investment Operations
Net Investment Income[1]	.670	1.250	1.193	1.189	1.063	.969
Net Realized and Unrealized Gain (Loss) on Investments	(6.025)	10.941	(.368)	8.581	(3.260)	5.165
Total from Investment Operations	(5.355)	12.191	.825	9.770	(2.197)	6.134
Distributions
Dividends from Net Investment Income	(.635)	(1.231)	(1.185)	(1.170)	(1.043)	(.954)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.635)	(1.231)	(1.185)	(1.170)	(1.043)	(.954)
Net Asset Value, End of Period	$51.38	$57.37	$46.41	$46.77	$38.17	$41.41
Total Return	-9.38%	26.48%	2.30%	25.83%	-5.42%	17.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,535	$15,446	$12,579	$12,481	$9,789	$10,085
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.35%	2.87%	2.76%	2.56%	2.53%
Portfolio Turnover Rate[2]	2%	9%	10%	12%	8%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
36

Value Index Fund
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
37

Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
38

Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $5,407,000, representing less than 0.01% of the fund’s net assets and 2.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
39

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	138,905,624	—	—	138,905,624
Temporary Cash Investments	391,278	—	—	391,278
Total	139,296,902	—	—	139,296,902
Derivative Financial Instruments
Assets
Swap Contracts	—	1,150	—	1,150
Liabilities
Futures Contracts[1]	1,717	—	—	1,717
Swap Contracts	—	3,566	—	3,566
Total	1,717	3,566	—	5,283
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	114,720,241
Gross Unrealized Appreciation	29,598,953
Gross Unrealized Depreciation	(5,024,009)
Net Unrealized Appreciation (Depreciation)	24,574,944
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $3,660,549,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2022, the fund purchased $23,228,360,000 of investment securities and sold $8,355,564,000 of investment securities, other than temporary cash investments. Purchases and sales include $17,788,417,000 and $5,327,348,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $459,590,000 and sales were $558,915,000,
40

Value Index Fund
resulting in net realized loss of $21,953,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	38,544	689	42,557	819
Issued in Lieu of Cash Distributions	2,781	52	5,927	111
Redeemed	(40,603)	(713)	(116,755)	(2,214)
Net Increase (Decrease)—Investor Shares	722	28	(68,271)	(1,284)
ETF Shares
Issued	18,327,870	128,043	22,597,318	166,669
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,496,817)	(39,550)	(7,286,850)	(53,450)
Net Increase (Decrease)—ETF Shares	12,831,053	88,493	15,310,468	113,219
Admiral Shares
Issued	4,031,251	71,983	6,495,181	125,044
Issued in Connection with Acquisition of Vanguard Capital Value Fund	—	—	1,035,654	21,626
Issued in Lieu of Cash Distributions	314,470	5,841	581,649	10,864
Redeemed	(2,908,788)	(52,011)	(4,698,424)	(88,804)
Net Increase (Decrease)—Admiral Shares	1,436,933	25,813	3,414,060	68,730
Institutional Shares
Issued	1,765,401	31,687	2,348,847	44,862
Issued in Lieu of Cash Distributions	169,070	3,140	315,580	5,897
Redeemed	(1,171,973)	(21,152)	(2,714,187)	(52,572)
Net Increase (Decrease)—Institutional Shares	762,498	13,675	(49,760)	(1,813)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
41

Large-Cap Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	1.8%
Consumer Discretionary	13.8
Consumer Staples	6.2
Energy	4.3
Financials	10.5
Health Care	14.5
Industrials	11.8
Real Estate	3.0
Technology	27.9
Telecommunications	2.8
Utilities	3.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
42

Large-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
*	Linde plc	534,715	153,747
	Air Products and Chemicals Inc.	236,224	56,807
	Newmont Corp.	845,458	50,449
	Freeport-McMoRan Inc.	1,543,930	45,175
	Ecolab Inc.	273,862	42,109
	Dow Inc.	775,634	40,031
	International Flavors & Fragrances Inc.	271,479	32,339
	Fastenal Co.	612,951	30,599
	Nucor Corp.	283,453	29,595
	Albemarle Corp.	124,788	26,078
	LyondellBasell Industries NV Class A	279,198	24,419
	CF Industries Holdings Inc.	221,793	19,014
	Mosaic Co.	384,909	18,179
	International Paper Co.	394,783	16,514
	FMC Corp.	134,169	14,357
	Avery Dennison Corp.	87,048	14,090
	Eastman Chemical Co.	137,373	12,332
	Celanese Corp. Class A	104,007	12,232
	Westlake Corp.	16,990	1,665
			639,731
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	9,212,870	978,499
*	Tesla Inc.	937,870	631,580
	Home Depot Inc.	1,094,925	300,305
	Costco Wholesale Corp.	472,171	226,302
	McDonald's Corp.	787,855	194,506
*	Walt Disney Co.	1,940,412	183,175
	Walmart Inc.	1,466,312	178,274
	NIKE Inc. Class B	1,351,605	138,134
	Lowe's Cos. Inc.	694,659	121,336
	Starbucks Corp.	1,221,780	93,332
*	Netflix Inc.	473,295	82,765
*	Booking Holdings Inc.	43,252	75,647
	Target Corp.	494,016	69,770
	TJX Cos. Inc.	1,188,639	66,385
	Dollar General Corp.	243,742	59,824
	Activision Blizzard Inc.	749,792	58,379
	Estee Lauder Cos. Inc. Class A	222,273	56,606
	Ford Motor Co.	4,206,626	46,820
*	AutoZone Inc.	21,169	45,495
*	General Motors Co.	1,397,847	44,396
*	O'Reilly Automotive Inc.	70,037	44,247
		Shares	Market Value• ($000)
	Marriott International Inc. Class A	313,752	42,673
*	Uber Technologies Inc.	1,881,466	38,495
*	Chipotle Mexican Grill Inc. Class A	28,329	37,033
	Electronic Arts Inc.	298,141	36,269
*	Dollar Tree Inc.	228,317	35,583
	Yum! Brands Inc.	303,805	34,485
*	Lululemon Athletica Inc.	124,302	33,886
	Hilton Worldwide Holdings Inc.	296,524	33,045
*	Airbnb Inc. Class A	366,351	32,635
*	Warner Bros Discovery Inc.	2,326,632	31,223
	Ross Stores Inc.	374,352	26,291
*	Aptiv plc	288,562	25,702
	eBay Inc.	596,391	24,852
*	Copart Inc.	227,839	24,757
	Tractor Supply Co.	119,202	23,107
*	Southwest Airlines Co.	631,627	22,814
	DR Horton Inc.	337,607	22,346
*	Ulta Beauty Inc.	55,606	21,435
*	Take-Two Interactive Software Inc.	172,526	21,140
	Genuine Parts Co.	150,850	20,063
*	Delta Air Lines Inc.	682,921	19,784
*	Trade Desk Inc. Class A	470,681	19,717
	Lennar Corp. Class A	276,626	19,521
	VF Corp.	372,986	16,475
	Garmin Ltd.	164,565	16,169
*	CarMax Inc.	171,003	15,472
*	Expedia Group Inc.	161,464	15,312
	Darden Restaurants Inc.	132,879	15,031
	Domino's Pizza Inc.	38,410	14,969
*	Rivian Automotive Inc. Class A	569,211	14,651
	Best Buy Co. Inc.	215,750	14,065
	Omnicom Group Inc.	219,155	13,940
	Paramount Global Inc. Class B	554,323	13,681
*	NVR Inc.	3,303	13,226
*	Live Nation Entertainment Inc.	157,909	13,040
	LKQ Corp.	256,088	12,571
*	United Airlines Holdings Inc.	348,027	12,327
*	Las Vegas Sands Corp.	366,608	12,314
	Advance Auto Parts Inc.	64,597	11,181
	Hasbro Inc.	133,703	10,948
	Fox Corp. Class A	338,824	10,897
43

Large-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Lucid Group Inc.	621,810	10,670
	MGM Resorts International	363,265	10,517
*	Roblox Corp. Class A	317,439	10,431
	PulteGroup Inc.	253,063	10,029
*	Etsy Inc.	135,425	9,914
*	Burlington Stores Inc.	70,427	9,594
	Whirlpool Corp.	59,879	9,273
	Rollins Inc.	262,693	9,173
	BorgWarner Inc. (XNYS)	255,515	8,527
*	Caesars Entertainment Inc.	216,932	8,308
*	Royal Caribbean Cruises Ltd.	230,884	8,060
*	Carnival Corp.	896,132	7,752
	Pool Corp.	20,349	7,147
	News Corp. Class A	414,195	6,453
*	Liberty Media Corp.- Liberty SiriusXM Class C	166,783	6,013
	Interpublic Group of Cos. Inc.	209,576	5,770
[1]	Sirius XM Holdings Inc.	838,031	5,137
	Vail Resorts Inc.	21,612	4,712
	Fox Corp. Class B	149,207	4,431
*	American Airlines Group Inc.	345,887	4,386
*,1	GameStop Corp. Class A	34,530	4,223
	Lear Corp.	31,912	4,017
*,1	AMC Entertainment Holdings Inc. Class A	276,305	3,744
	Bath & Body Works Inc.	120,710	3,250
*,1	Chewy Inc. Class A	93,106	3,233
*	Wynn Resorts Ltd.	55,794	3,179
	Warner Music Group Corp. Class A	124,173	3,025
*	Liberty Media Corp.- Liberty SiriusXM Class A	79,536	2,866
*	Endeavor Group Holdings Inc. Class A	136,194	2,800
*	Lyft Inc. Class A	154,182	2,048
	News Corp. Class B	125,740	1,998
*	Wayfair Inc. Class A	40,387	1,759
*	Carvana Co. Class A	53,711	1,213
	Lennar Corp. Class B	14,351	843
	Paramount Global Class A	7,880	215
			4,783,612
Consumer Staples (6.2%)
	Procter & Gamble Co.	2,555,947	367,520
	Coca-Cola Co.	4,156,262	261,470
	PepsiCo Inc.	1,472,944	245,481
	Philip Morris International Inc.	1,651,296	163,049
	CVS Health Corp.	1,396,961	129,442
	Mondelez International Inc. Class A	1,474,324	91,541
	Altria Group Inc.	1,928,837	80,568
	Colgate-Palmolive Co.	892,636	71,536
	McKesson Corp.	154,888	50,526
	Kimberly-Clark Corp.	358,893	48,504
	General Mills Inc.	641,308	48,387
	Archer-Daniels-Midland Co.	599,414	46,515
	Sysco Corp.	542,710	45,973
	Corteva Inc.	772,680	41,833
		Shares	Market Value• ($000)
*	Monster Beverage Corp.	394,957	36,612
	Constellation Brands Inc. Class A	156,078	36,376
	Hershey Co.	155,498	33,457
	Kroger Co.	691,237	32,716
	Keurig Dr Pepper Inc.	906,659	32,087
	Walgreens Boots Alliance Inc.	781,935	29,635
	Kraft Heinz Co.	717,458	27,364
	Tyson Foods Inc. Class A	310,555	26,726
	Church & Dwight Co. Inc.	258,600	23,962
	AmerisourceBergen Corp. Class A	167,377	23,680
	McCormick & Co. Inc.	266,530	22,189
	Brown-Forman Corp. Class B	315,567	22,140
	Kellogg Co.	269,900	19,255
	Clorox Co.	131,066	18,478
	Conagra Brands Inc.	511,106	17,500
	J M Smucker Co.	109,804	14,056
	Hormel Foods Corp.	290,231	13,745
	Campbell Soup Co.	209,197	10,052
	Lamb Weston Holdings Inc.	77,037	5,505
	Molson Coors Beverage Co. Class B	96,164	5,242
	Brown-Forman Corp. Class A	33,966	2,297
	Albertsons Cos. Inc. Class A	81,065	2,166
*	Olaplex Holdings Inc.	103,519	1,459
			2,149,044
Energy (4.3%)
	Exxon Mobil Corp.	4,487,646	384,322
	Chevron Corp.	1,884,613	272,854
	ConocoPhillips	1,377,958	123,755
	EOG Resources Inc.	623,961	68,910
	Pioneer Natural Resources Co.	244,863	54,624
	Schlumberger NV	1,505,694	53,844
	Marathon Petroleum Corp.	576,434	47,389
	Occidental Petroleum Corp.	799,255	47,060
	Valero Energy Corp.	434,741	46,204
	Phillips 66	512,312	42,005
	Williams Cos. Inc.	1,297,559	40,497
	Devon Energy Corp.	703,128	38,749
	Kinder Morgan Inc.	2,173,761	36,432
	Cheniere Energy Inc.	243,556	32,400
	Hess Corp.	298,433	31,616
	Baker Hughes Co. Class A	1,048,524	30,271
*	Enphase Energy Inc.	143,793	28,074
	Halliburton Co.	864,759	27,119
	ONEOK Inc.	475,782	26,406
	Diamondback Energy Inc.	188,774	22,870
	Coterra Energy Inc.	813,965	20,992
*	Plug Power Inc.	615,820	10,204
	Marathon Oil Corp.	375,561	8,443
	Continental Resources Inc.	57,829	3,779
			1,498,819

44

Large-Cap Index Fund
		Shares	Market Value• ($000)
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	1,833,949	500,705
	JPMorgan Chase & Co.	3,128,891	352,344
	Bank of America Corp.	7,295,616	227,113
	Wells Fargo & Co.	4,037,940	158,166
	S&P Global Inc.	362,104	122,051
	Morgan Stanley	1,490,936	113,401
	Goldman Sachs Group Inc.	365,820	108,656
	Charles Schwab Corp.	1,645,340	103,953
	BlackRock Inc.	153,293	93,362
	Citigroup Inc.	1,965,820	90,408
	Chubb Ltd.	428,662	84,266
	Marsh & McLennan Cos. Inc.	535,565	83,146
	CME Group Inc.	382,919	78,384
	Progressive Corp.	623,079	72,445
	PNC Financial Services Group Inc.	440,619	69,516
	Blackstone Inc.	746,484	68,102
	Truist Financial Corp.	1,418,349	67,272
	US Bancorp	1,424,477	65,554
	Aon plc Class A (XNYS)	214,962	57,971
	Intercontinental Exchange Inc.	594,755	55,931
	Moody's Corp.	167,092	45,444
	Travelers Cos. Inc.	255,644	43,237
	American International Group Inc.	844,026	43,155
	MetLife Inc.	649,791	40,800
	Prudential Financial Inc.	399,467	38,221
	Allstate Corp.	292,947	37,125
	Arthur J Gallagher & Co.	223,805	36,489
	Aflac Inc.	617,634	34,174
	MSCI Inc. Class A	82,238	33,894
	Bank of New York Mellon Corp.	774,523	32,305
	M&T Bank Corp.	191,060	30,453
	Discover Financial Services	299,278	28,306
	Ameriprise Financial Inc.	117,123	27,838
	KKR & Co. Inc.	599,728	27,761
	First Republic Bank	191,435	27,605
	T Rowe Price Group Inc.	242,137	27,509
*	SVB Financial Group	62,707	24,769
	Fifth Third Bancorp	730,876	24,557
	Willis Towers Watson plc	118,792	23,448
	Hartford Financial Services Group Inc.	350,353	22,924
	State Street Corp.	371,533	22,905
	Northern Trust Corp.	210,887	20,346
	Cincinnati Financial Corp.	162,414	19,324
	Citizens Financial Group Inc.	527,745	18,835
	Nasdaq Inc.	122,819	18,735
	Regions Financial Corp.	995,176	18,660
	Raymond James Financial Inc.	207,617	18,563
	Huntington Bancshares Inc.	1,532,982	18,442
	Principal Financial Group Inc.	269,191	17,979
	Broadridge Financial Solutions Inc.	124,833	17,795
*	Markel Corp.	13,751	17,784
*	Arch Capital Group Ltd.	380,229	17,297
	KeyCorp.	993,207	17,113
		Shares	Market Value• ($000)
	Apollo Global Management Inc.	337,106	16,343
	FactSet Research Systems Inc.	40,374	15,527
	W R Berkley Corp.	211,882	14,463
	Loews Corp.	222,856	13,206
	Cboe Global Markets Inc.	113,121	12,804
	Everest Re Group Ltd.	41,993	11,770
	Ally Financial Inc.	327,468	10,973
	Equitable Holdings Inc.	406,173	10,589
	Fidelity National Financial Inc.	284,039	10,498
	Annaly Capital Management Inc.	1,662,710	9,827
	MarketAxess Holdings Inc.	38,210	9,782
	Ares Management Corp. Class A	164,188	9,336
	Tradeweb Markets Inc. Class A	114,584	7,820
	Franklin Resources Inc.	319,224	7,441
*,1	Coinbase Global Inc. Class A	148,013	6,960
*	Alleghany Corp.	6,759	5,631
	Interactive Brokers Group Inc. Class A	99,387	5,467
	Globe Life Inc.	47,174	4,598
	Lincoln National Corp.	82,362	3,852
*	Berkshire Hathaway Inc. Class A	6	2,454
[1]	Rocket Cos. Inc. Class A	121,731	896
			3,656,775
Health Care (14.4%)
	UnitedHealth Group Inc.	999,430	513,337
	Johnson & Johnson	2,803,193	497,595
	Pfizer Inc.	5,977,258	313,388
	Eli Lilly & Co.	910,970	295,364
	AbbVie Inc.	1,882,484	288,321
	Merck & Co. Inc.	2,693,916	245,604
	Thermo Fisher Scientific Inc.	417,050	226,575
	Abbott Laboratories	1,865,335	202,669
	Danaher Corp.	697,049	176,716
	Bristol-Myers Squibb Co.	2,268,312	174,660
	Amgen Inc.	569,193	138,485
	Medtronic plc	1,428,975	128,250
	Elevance Health Inc.	256,838	123,945
	Cigna Corp.	337,996	89,069
	Gilead Sciences Inc.	1,336,201	82,591
	Zoetis Inc.	451,222	77,561
*	Vertex Pharmaceuticals Inc.	272,467	76,778
*	Intuitive Surgical Inc.	382,371	76,746
	Becton Dickinson and Co.	303,703	74,872
	Stryker Corp.	362,575	72,127
*	Regeneron Pharmaceuticals Inc.	109,315	64,619
	Humana Inc.	134,732	63,064
*	Edwards Lifesciences Corp.	662,353	62,983
*	Boston Scientific Corp.	1,522,975	56,761
*	Centene Corp.	623,061	52,717
*	Moderna Inc.	360,122	51,443
*	IQVIA Holdings Inc.	201,631	43,752
	HCA Healthcare Inc.	236,110	39,681

45

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	318,521	37,831
	Baxter International Inc.	536,421	34,454
	ResMed Inc.	155,814	32,663
*	Biogen Inc.	155,984	31,811
*	IDEXX Laboratories Inc.	89,485	31,385
*	DexCom Inc.	417,635	31,126
*	Illumina Inc.	167,369	30,856
*	Veeva Systems Inc. Class A	148,899	29,488
*	Seagen Inc.	147,050	26,019
	West Pharmaceutical Services Inc.	78,919	23,863
	Zimmer Biomet Holdings Inc.	223,282	23,458
	Laboratory Corp. of America Holdings	99,280	23,267
	STERIS plc	106,658	21,988
*	Avantor Inc.	645,118	20,063
*	Align Technology Inc.	83,924	19,862
*	Horizon Therapeutics plc	244,865	19,530
*	Catalent Inc.	181,270	19,448
	PerkinElmer Inc.	134,443	19,120
*	Alnylam Pharmaceuticals Inc.	128,699	18,771
*	Hologic Inc.	265,512	18,400
	Quest Diagnostics Inc.	125,033	16,627
	Cooper Cos. Inc.	52,512	16,443
*	BioMarin Pharmaceutical Inc.	197,031	16,328
*	Insulet Corp.	73,856	16,096
	Royalty Pharma plc Class A	370,965	15,595
*	Incyte Corp.	200,692	15,247
	Cardinal Health Inc.	290,211	15,169
	Viatris Inc.	1,291,308	13,520
	Teleflex Inc.	49,993	12,291
*	ABIOMED Inc.	46,128	11,417
*	Henry Schein Inc.	147,051	11,285
*	Bio-Rad Laboratories Inc. Class A	22,535	11,155
*	Elanco Animal Health Inc. (XNYS)	479,754	9,418
	DENTSPLY SIRONA Inc.	229,524	8,201
*	Exact Sciences Corp.	187,382	7,381
	Universal Health Services Inc. Class B	67,945	6,843
*	Charles River Laboratories International Inc.	27,032	5,784
*	DaVita Inc.	60,477	4,836
*	Teladoc Health Inc.	77,516	2,574
*	agilon health Inc.	108,563	2,370
			5,041,656
Industrials (11.8%)
	Visa Inc. Class A	1,753,212	345,190
	Mastercard Inc. Class A	925,136	291,862
	Accenture plc Class A	705,646	195,923
	Raytheon Technologies Corp.	1,584,319	152,269
	United Parcel Service Inc. Class B	782,389	142,817
	Union Pacific Corp.	669,077	142,701
	Honeywell International Inc.	725,218	126,050
	Lockheed Martin Corp.	283,506	121,896
	Caterpillar Inc.	568,210	101,573
		Shares	Market Value• ($000)
	Automatic Data Processing Inc.	445,023	93,473
	Deere & Co.	294,145	88,088
*	Boeing Co.	630,231	86,165
*	PayPal Holdings Inc.	1,233,669	86,159
	American Express Co.	601,671	83,404
	3M Co.	606,186	78,447
	General Electric Co.	1,172,527	74,655
	Northrop Grumman Corp.	149,044	71,328
	CSX Corp.	2,316,354	67,313
	Fidelity National Information Services Inc.	650,649	59,645
	Norfolk Southern Corp.	253,910	57,711
	FedEx Corp.	248,512	56,340
	Sherwin-Williams Co.	249,400	55,843
	General Dynamics Corp.	251,515	55,648
*	Fiserv Inc.	619,761	55,140
	Illinois Tool Works Inc.	298,600	54,420
	Eaton Corp. plc	425,088	53,557
	Emerson Electric Co.	632,628	50,319
	L3Harris Technologies Inc.	205,469	49,662
	Capital One Financial Corp.	418,742	43,629
	Paychex Inc.	346,129	39,414
	Johnson Controls International plc	741,139	35,486
	Cintas Corp.	92,674	34,617
*	Block Inc. (XNYS)	552,631	33,965
	Parker-Hannifin Corp.	136,770	33,652
	Global Payments Inc.	299,900	33,181
	Trane Technologies plc	249,133	32,355
	Carrier Global Corp.	903,655	32,224
	Otis Worldwide Corp.	450,410	31,830
*	TransDigm Group Inc.	55,250	29,651
	Verisk Analytics Inc. Class A	168,220	29,117
	Cummins Inc.	150,326	29,093
	PPG Industries Inc.	251,530	28,760
	Old Dominion Freight Line Inc.	108,693	27,856
*	Mettler-Toledo International Inc.	24,160	27,754
	PACCAR Inc.	333,177	27,434
	DuPont de Nemours Inc.	487,537	27,097
	AMETEK Inc.	246,037	27,037
*	Keysight Technologies Inc.	191,646	26,418
	Rockwell Automation Inc.	123,832	24,681
	Equifax Inc.	130,309	23,818
	Ball Corp.	340,650	23,426
	WW Grainger Inc.	48,990	22,263
*	Waters Corp.	64,167	21,238
	Fortive Corp.	381,783	20,761
	Vulcan Materials Co.	141,642	20,127
	Martin Marietta Materials Inc.	66,303	19,840
*	Teledyne Technologies Inc.	49,888	18,713
	Dover Corp.	153,578	18,632
*	United Rentals Inc.	76,304	18,535
	Ingersoll Rand Inc.	432,478	18,199
	Jacobs Engineering Group Inc.	137,022	17,420

46

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Expeditors International of Washington Inc.	178,691	17,415
	Stanley Black & Decker Inc.	160,868	16,869
*	FleetCor Technologies Inc.	78,287	16,449
*	Zebra Technologies Corp. Class A	55,939	16,443
	TransUnion	204,919	16,391
*	Trimble Inc.	266,420	15,514
	Westinghouse Air Brake Technologies Corp.	184,840	15,172
	Xylem Inc.	191,953	15,007
	Synchrony Financial	534,796	14,771
*	Generac Holdings Inc.	67,969	14,313
	JB Hunt Transport Services Inc.	89,283	14,059
	Textron Inc.	229,119	13,992
	CH Robinson Worldwide Inc.	135,574	13,743
	Packaging Corp. of America	99,775	13,719
	Masco Corp.	251,342	12,718
	Crown Holdings Inc.	130,974	12,072
*	Bill.Com Holdings Inc.	105,513	11,600
	Snap-on Inc.	56,826	11,196
	Westrock Co.	271,777	10,828
	Fortune Brands Home & Security Inc.	139,332	8,343
	HEICO Corp. Class A	77,538	8,171
	Jack Henry & Associates Inc.	38,899	7,003
	HEICO Corp.	43,991	5,768
	Hubbell Inc. Class B	28,614	5,110
	Cognex Corp.	87,888	3,737
*	Mohawk Industries Inc.	28,751	3,568
*	Affirm Holdings Inc.	96,816	1,748
			4,111,540
Real Estate (3.0%)
	American Tower Corp.	494,972	126,510
	Prologis Inc.	787,938	92,701
	Crown Castle International Corp.	461,282	77,671
	Equinix Inc.	96,961	63,705
	Public Storage	158,953	49,700
	Realty Income Corp.	640,842	43,744
	Welltower Inc.	483,590	39,824
	Digital Realty Trust Inc.	303,271	39,374
	SBA Communications Corp. Class A	114,852	36,758
	Simon Property Group Inc.	350,138	33,235
	VICI Properties Inc.	1,023,555	30,492
	AvalonBay Communities Inc.	148,944	28,932
	Equity Residential	380,526	27,482
	Weyerhaeuser Co.	793,123	26,268
*	CoStar Group Inc.	422,058	25,496
	Alexandria Real Estate Equities Inc.	173,857	25,214
*	CBRE Group Inc. Class A	330,727	24,345
	Extra Space Storage Inc.	143,057	24,337
	Invitation Homes Inc.	650,180	23,133
	Duke Realty Corp.	409,561	22,505
	Ventas Inc.	425,776	21,898
	Mid-America Apartment Communities Inc.	122,944	21,475
		Shares	Market Value• ($000)
	Sun Communities Inc.	129,535	20,643
	Essex Property Trust Inc.	69,614	18,205
	WP Carey Inc.	205,414	17,021
	UDR Inc.	339,284	15,621
	Camden Property Trust	113,454	15,257
	Iron Mountain Inc.	309,487	15,069
	Healthpeak Properties Inc.	575,122	14,901
	Boston Properties Inc.	150,386	13,381
	Host Hotels & Resorts Inc.	380,606	5,968
	Regency Centers Corp.	91,747	5,441
*	Zillow Group Inc. Class C	156,629	4,973
*	Zillow Group Inc. Class A	61,163	1,946
			1,053,225
Technology (27.8%)
	Apple Inc.	16,380,279	2,239,512
	Microsoft Corp.	7,967,376	2,046,261
*	Alphabet Inc. Class A	320,193	697,784
*	Alphabet Inc. Class C	283,971	621,172
*	Meta Platforms Inc. Class A	2,443,322	393,986
	NVIDIA Corp.	2,534,117	384,147
	Broadcom Inc.	413,173	200,724
*	Adobe Inc.	503,325	184,247
*	Salesforce Inc.	1,005,839	166,004
	Intel Corp.	4,355,914	162,955
	QUALCOMM Inc.	1,193,159	152,414
	Texas Instruments Inc.	982,343	150,937
	International Business Machines Corp.	958,155	135,282
*	Advanced Micro Devices Inc.	1,726,337	132,013
	Intuit Inc.	285,485	110,037
	Oracle Corp.	1,563,296	109,227
*	ServiceNow Inc.	213,521	101,533
	Applied Materials Inc.	941,052	85,617
	Analog Devices Inc.	553,772	80,901
	Micron Technology Inc.	1,189,569	65,759
	Lam Research Corp.	147,748	62,963
*	Palo Alto Networks Inc.	106,130	52,422
	KLA Corp.	158,994	50,732
*	Synopsys Inc.	162,944	49,486
	Roper Technologies Inc.	112,829	44,528
*	Cadence Design Systems Inc.	293,779	44,076
*	Fortinet Inc.	726,914	41,129
	Amphenol Corp. Class A	636,092	40,952
*	Autodesk Inc.	231,744	39,851
*	Snowflake Inc. Class A	284,831	39,609
	Marvell Technology Inc.	906,206	39,447
	TE Connectivity Ltd.	343,213	38,835
	Cognizant Technology Solutions Corp. Class A	555,198	37,470
*	Crowdstrike Holdings Inc. Class A	215,894	36,391
	Microchip Technology Inc.	590,721	34,309
	HP Inc.	991,940	32,516
*	Workday Inc. Class A	211,606	29,536
*	Datadog Inc. Class A	271,390	25,847
	VMware Inc. Class A	224,284	25,564
	Corning Inc.	809,968	25,522
*	Zoom Video Communications Inc. Class A	227,872	24,603

47

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Twitter Inc.	651,862	24,373
*	ON Semiconductor Corp.	462,851	23,286
	CDW Corp.	143,935	22,678
*	ANSYS Inc.	92,681	22,178
*	Match Group Inc.	304,177	21,198
*	Gartner Inc.	81,497	19,708
	Hewlett Packard Enterprise Co.	1,385,992	18,378
	Monolithic Power Systems Inc.	47,212	18,131
*	MongoDB Inc. Class A	68,865	17,870
*	DoorDash Inc. Class A	273,510	17,551
*	EPAM Systems Inc.	57,852	17,054
*	Palantir Technologies Inc. Class A	1,866,333	16,928
*	VeriSign Inc.	99,167	16,594
	Skyworks Solutions Inc.	171,437	15,882
*	Akamai Technologies Inc.	170,751	15,595
	Seagate Technology Holdings plc	217,432	15,533
	NetApp Inc.	236,982	15,461
*	Twilio Inc. Class A	183,087	15,345
*	Paycom Software Inc.	54,571	15,286
	Teradyne Inc.	170,633	15,280
*	Splunk Inc.	171,425	15,164
*	Western Digital Corp.	333,517	14,952
*	Tyler Technologies Inc.	44,148	14,678
*	HubSpot Inc.	48,340	14,533
*	Okta Inc.	160,585	14,517
*	Snap Inc. Class A	1,104,987	14,508
*	Zscaler Inc.	90,163	13,480
	SS&C Technologies Holdings Inc.	230,719	13,398
	Citrix Systems Inc.	134,858	13,104
	NortonLifeLock Inc.	585,362	12,855
	Dell Technologies Inc. Class C	277,631	12,829
*	DocuSign Inc. Class A	212,898	12,216
*	GoDaddy Inc. Class A	172,318	11,986
*	Cloudflare Inc. Class A	269,634	11,796
*	Pinterest Inc. Class A	612,141	11,116
*	Qorvo Inc.	112,932	10,652
*	Black Knight Inc.	157,812	10,319
*	ZoomInfo Technologies Inc. Class A	300,718	9,996
*	Unity Software Inc.	220,701	8,126
	Bentley Systems Inc. Class B	235,063	7,828
	Leidos Holdings Inc.	72,854	7,337
*,1	AppLovin Corp. Class A	191,277	6,588
*	IAC/InterActiveCorp.	85,101	6,465
*	UiPath Inc. Class A	320,105	5,823
*	F5 Inc.	32,279	4,940
*	Zendesk Inc.	65,260	4,834
*	Dropbox Inc. Class A	149,567	3,139
*	RingCentral Inc. Class A	45,404	2,373
*	Coupa Software Inc.	40,361	2,305
*	Toast Inc. Class A	127,797	1,654
*	Qualtrics International Inc. Class A	101,614	1,271
			9,695,391
Telecommunications (2.8%)
	Verizon Communications Inc.	4,249,336	215,654
	Comcast Corp. Class A	4,762,697	186,888
	Cisco Systems Inc.	3,970,182	169,289
		Shares	Market Value• ($000)
	AT&T Inc.	7,626,217	159,845
*	T-Mobile US Inc.	667,719	89,835
*	Charter Communications Inc. Class A	85,741	40,172
	Motorola Solutions Inc.	178,205	37,352
*	Arista Networks Inc.	246,303	23,088
*	Liberty Broadband Corp. Class C	139,241	16,102
	Lumen Technologies Inc.	1,100,274	12,004
*	Roku Inc.	127,680	10,488
	Juniper Networks Inc.	171,725	4,894
*	DISH Network Corp. Class A	264,001	4,734
*	Liberty Broadband Corp. Class A	20,591	2,338
			972,683
Utilities (3.4%)
	NextEra Energy Inc.	2,092,741	162,104
	Duke Energy Corp.	820,278	87,942
	Southern Co.	1,131,849	80,712
	Dominion Energy Inc.	864,209	68,973
	Waste Management Inc.	442,264	67,658
	American Electric Power Co. Inc.	547,032	52,482
	Sempra Energy (XNYS)	334,826	50,314
	Exelon Corp.	1,044,126	47,320
	Xcel Energy Inc.	580,275	41,060
	Consolidated Edison Inc.	377,612	35,911
	Waste Connections Inc. (XTSE)	273,858	33,947
	WEC Energy Group Inc.	336,184	33,834
	Public Service Enterprise Group Inc.	531,849	33,655
	Eversource Energy	367,382	31,033
	American Water Works Co. Inc.	193,558	28,796
	Republic Services Inc. Class A	218,801	28,634
	Edison International	406,041	25,678
	Ameren Corp.	274,916	24,841
	Entergy Corp.	216,631	24,401
*	PG&E Corp.	2,231,718	22,273
	DTE Energy Co.	175,457	22,239
	FirstEnergy Corp.	577,895	22,185
	PPL Corp.	783,840	21,266
	CMS Energy Corp.	308,975	20,856
	CenterPoint Energy Inc.	670,427	19,831
	Evergy Inc.	244,366	15,945
	Alliant Energy Corp.	267,076	15,653
	AES Corp.	711,192	14,942
	NiSource Inc.	432,661	12,759
	Vistra Corp.	460,816	10,530
	Constellation Energy Corp.	173,331	9,925
	Avangrid Inc.	82,560	3,808
			1,171,507
Total Common Stocks (Cost $21,734,005)			34,773,983

48

Large-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $115,644)	1,156,831	115,648
Total Investments (100.0%) (Cost $21,849,649)			34,889,631
Other Assets and Liabilities—Net (0.0%)			(308)
Net Assets (100%)			34,889,323
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,874,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $32,905,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	610	115,580	(176)

See accompanying Notes, which are an integral part of the Financial Statements.
49

Large-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $21,734,005)	34,773,983
Affiliated Issuers (Cost $115,644)	115,648
Total Investments in Securities	34,889,631
Investment in Vanguard	1,354
Cash Collateral Pledged—Futures Contracts	6,197
Receivables for Investment Securities Sold	662
Receivables for Accrued Income	31,635
Receivables for Capital Shares Issued	6,042
Total Assets	34,935,521
Liabilities
Due to Custodian	4,775
Payables for Investment Securities Purchased	118
Collateral for Securities on Loan	32,905
Payables for Capital Shares Redeemed	6,848
Payables to Vanguard	613
Variation Margin Payable—Futures Contracts	939
Total Liabilities	46,198
Net Assets	34,889,323
1 Includes $30,874 of securities on loan.
50

Large-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	22,427,183
Total Distributable Earnings (Loss)	12,462,140
Net Assets	34,889,323

Investor Shares—Net Assets
Applicable to 378,660 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,358
Net Asset Value Per Share—Investor Shares	$69.61

ETF Shares—Net Assets
Applicable to 136,429,332 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,511,416
Net Asset Value Per Share—ETF Shares	$172.33

Admiral Shares—Net Assets
Applicable to 106,781,461 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,293,251
Net Asset Value Per Share—Admiral Shares	$87.03

Institutional Shares—Net Assets
Applicable to 5,746,232 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,058,298
Net Asset Value Per Share—Institutional Shares	$358.20

See accompanying Notes, which are an integral part of the Financial Statements.
51

Large-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	280,865
Interest[2]	252
Securities Lending—Net	740
Total Income	281,857
Expenses
The Vanguard Group—Note B
Investment Advisory Services	761
Management and Administrative—Investor Shares	24
Management and Administrative—ETF Shares	4,033
Management and Administrative—Admiral Shares	2,115
Management and Administrative—Institutional Shares	355
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	289
Marketing and Distribution—Admiral Shares	202
Marketing and Distribution—Institutional Shares	39
Custodian Fees	211
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	166
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	10
Other Expenses	8
Total Expenses	8,247
Net Investment Income	273,610
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(12,227)
Futures Contracts	(19,587)
Foreign Currencies	1
Realized Net Gain (Loss)	(31,813)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(9,439,380)
Futures Contracts	(3,294)
Change in Unrealized Appreciation (Depreciation)	(9,442,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,200,877)
1	Dividends are net of foreign withholding taxes of $32,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $244,000, ($35,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $391,692,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
52

Large-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	273,610	498,374
Realized Net Gain (Loss)	(31,813)	1,005,712
Change in Unrealized Appreciation (Depreciation)	(9,442,674)	7,408,096
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,200,877)	8,912,182
Distributions
Investor Shares	(190)	(430)
ETF Shares	(180,734)	(325,818)
Admiral Shares	(72,566)	(138,853)
Institutional Shares	(16,111)	(30,532)
Total Distributions	(269,601)	(495,633)
Capital Share Transactions
Investor Shares	(1,502)	(9,719)
ETF Shares	1,596,836	1,199,308
Admiral Shares	27,967	129,204
Institutional Shares	87,672	(150,593)
Net Increase (Decrease) from Capital Share Transactions	1,710,973	1,168,200
Total Increase (Decrease)	(7,759,505)	9,584,749
Net Assets
Beginning of Period	42,648,828	33,064,079
End of Period	34,889,323	42,648,828

See accompanying Notes, which are an integral part of the Financial Statements.
53

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$89.03	$71.00	$59.72	$46.36	$49.48	$41.31
Investment Operations
Net Investment Income[1]	.510	.956	.969	.918	.966	.819
Net Realized and Unrealized Gain (Loss) on Investments	(19.439)	18.025	11.268	13.466	(3.184)	8.161
Total from Investment Operations	(18.929)	18.981	12.237	14.384	(2.218)	8.980
Distributions
Dividends from Net Investment Income	(.491)	(.951)	(.957)	(1.024)	(.902)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.491)	(.951)	(.957)	(1.024)	(.902)	(.810)
Net Asset Value, End of Period	$69.61	$89.03	$71.00	$59.72	$46.36	$49.48
Total Return[2]	-21.30%	26.87%	20.89%	31.23%	-4.59%	21.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$36	$37	$30	$344	$387
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.19%	1.61%	1.75%	1.91%	1.81%
Portfolio Turnover Rate[3]	2%	4%	3%	5%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$220.44	$175.80	$147.88	$114.77	$122.49	$102.27
Investment Operations
Net Investment Income[1]	1.390	2.646	2.594	2.581	2.572	2.168
Net Realized and Unrealized Gain (Loss) on Investments	(48.149)	44.617	27.890	33.204	(7.896)	20.196
Total from Investment Operations	(46.759)	47.263	30.484	35.785	(5.324)	22.364
Distributions
Dividends from Net Investment Income	(1.351)	(2.623)	(2.564)	(2.675)	(2.396)	(2.144)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.351)	(2.623)	(2.564)	(2.675)	(2.396)	(2.144)
Net Asset Value, End of Period	$172.33	$220.44	$175.80	$147.88	$114.77	$122.49
Total Return	-21.26%	27.02%	20.99%	31.39%	-4.44%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,511	$28,242	$21,540	$16,270	$12,358	$11,613
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.33%	1.74%	1.93%	2.04%	1.93%
Portfolio Turnover Rate[2]	2%	4%	3%	5%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$111.33	$88.79	$74.69	$57.96	$61.86	$51.65
Investment Operations
Net Investment Income[1]	.696	1.325	1.303	1.299	1.288	1.094
Net Realized and Unrealized Gain (Loss) on Investments	(24.312)	22.530	14.084	16.774	(3.983)	10.197
Total from Investment Operations	(23.616)	23.855	15.387	18.073	(2.695)	11.291
Distributions
Dividends from Net Investment Income	(.684)	(1.315)	(1.287)	(1.343)	(1.205)	(1.081)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.684)	(1.315)	(1.287)	(1.343)	(1.205)	(1.081)
Net Asset Value, End of Period	$87.03	$111.33	$88.79	$74.69	$57.96	$61.86
Total Return[2]	-21.26%	27.01%	21.03%	31.39%	-4.47%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,293	$11,847	$9,338	$7,546	$5,306	$5,375
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.32%	1.73%	1.92%	2.03%	1.93%
Portfolio Turnover Rate[3]	2%	4%	3%	5%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$458.22	$365.43	$307.39	$238.57	$254.60	$212.59
Investment Operations
Net Investment Income[1]	2.885	5.477	5.389	5.363	5.345	4.529
Net Realized and Unrealized Gain (Loss) on Investments	(100.068)	92.764	57.981	69.016	(16.390)	41.958
Total from Investment Operations	(97.183)	98.241	63.370	74.379	(11.045)	46.487
Distributions
Dividends from Net Investment Income	(2.837)	(5.451)	(5.330)	(5.559)	(4.985)	(4.477)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.837)	(5.451)	(5.330)	(5.559)	(4.985)	(4.477)
Net Asset Value, End of Period	$358.20	$458.22	$365.43	$307.39	$238.57	$254.60
Total Return	-21.26%	27.03%	21.05%	31.39%	-4.46%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,058	$2,524	$2,149	$1,796	$1,178	$1,212
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.32%	1.74%	1.92%	2.04%	1.94%
Portfolio Turnover Rate[2]	2%	4%	3%	5%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
58

Large-Cap Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
59

Large-Cap Index Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,354,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s
60

Large-Cap Index Fund
capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,954,239
Gross Unrealized Appreciation	13,979,890
Gross Unrealized Depreciation	(1,044,674)
Net Unrealized Appreciation (Depreciation)	12,935,216
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $548,877,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2022, the fund purchased $2,951,383,000 of investment securities and sold $1,238,583,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,133,016,000 and $536,707,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $55,050,000 and sales were $106,022,000, resulting in net realized loss of $93,550,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Large-Cap Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,585	57	6,179	78
Issued in Lieu of Cash Distributions	191	2	430	5
Redeemed	(6,278)	(79)	(16,328)	(202)
Net Increase (Decrease)—Investor Shares	(1,502)	(20)	(9,719)	(119)
ETF Shares
Issued	2,166,487	11,286	2,640,652	12,968
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(569,651)	(2,975)	(1,441,344)	(7,375)
Net Increase (Decrease)—ETF Shares	1,596,836	8,311	1,199,308	5,593
Admiral Shares
Issued	945,208	9,634	1,711,321	17,206
Issued in Lieu of Cash Distributions	58,810	623	112,879	1,108
Redeemed	(976,051)	(9,891)	(1,694,996)	(17,070)
Net Increase (Decrease)—Admiral Shares	27,967	366	129,204	1,244
Institutional Shares
Issued	276,332	692	539,667	1,322
Issued in Lieu of Cash Distributions	14,202	37	26,988	65
Redeemed	(202,862)	(491)	(717,248)	(1,761)
Net Increase (Decrease)—Institutional Shares	87,672	238	(150,593)	(374)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
63

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
64

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q03072 082022

Semiannual Report  |  June 30, 2022
Vanguard Total Stock Market Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$785.70	$0.62
ETF Shares	1,000.00	786.20	0.13
Admiral™ Shares	1,000.00	786.20	0.18
Institutional Shares	1,000.00	786.10	0.13
Institutional Plus Shares	1,000.00	786.20	0.09
Institutional Select Shares	1,000.00	786.30	0.04
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.65	0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Stock Market Index Fund
Fund Allocation
As of June 30, 2022
Basic Materials	2.1%
Consumer Discretionary	13.8
Consumer Staples	5.8
Energy	4.5
Financials	11.2
Health Care	14.3
Industrials	12.7
Real Estate	3.7
Technology	25.8
Telecommunications	2.7
Utilities	3.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (2.1%)
	Linde plc	14,798,316	4,254,960
	Air Products and Chemicals Inc.	6,538,586	1,572,399
	Newmont Corp.	23,411,643	1,396,973
	Freeport-McMoRan Inc.	42,735,970	1,250,454
	Ecolab Inc.	7,582,273	1,165,850
	Dow Inc.	21,459,036	1,107,501
	International Flavors & Fragrances Inc.	7,517,350	895,467
	Fastenal Co.	16,963,707	846,828
	Nucor Corp.	7,844,622	819,057
	Albemarle Corp.	3,453,724	721,759
	LyondellBasell Industries NV Class A	7,725,769	675,696
	CF Industries Holdings Inc.	6,154,081	527,589
	Mosaic Co.	10,679,215	504,379
	International Paper Co.	10,918,437	456,718
	FMC Corp.	3,711,816	397,201
	Avery Dennison Corp.	2,408,626	389,884
	Steel Dynamics Inc.	5,282,749	349,454
	Eastman Chemical Co.	3,799,843	341,112
	Celanese Corp.	2,872,852	337,876
	Reliance Steel & Aluminum Co.	1,826,158	310,191
	Alcoa Corp.	5,442,985	248,091
*	Cleveland-Cliffs Inc.	13,893,944	213,550
	Royal Gold Inc.	1,935,653	206,689
	Olin Corp.	4,254,616	196,904
*	RBC Bearings Inc.	851,168	157,424
	Valvoline Inc.	5,243,316	151,165
	Huntsman Corp.	5,259,694	149,112
	Ashland Global Holdings Inc.	1,443,598	148,763
	Chemours Co.	4,591,457	147,018
		Shares	Market Value• ($000)
	Hexcel Corp.	2,472,043	129,313
*	Univar Solutions Inc.	4,982,674	123,919
	Element Solutions Inc.	6,959,677	123,882
	United States Steel Corp.	6,904,544	123,660
	UFP Industries Inc.	1,764,367	120,224
	Commercial Metals Co.	3,580,655	118,520
	Balchem Corp.	852,107	110,552
	Avient Corp.	2,693,401	107,952
*	Livent Corp.	4,753,552	107,858
	Cabot Corp.	1,667,668	106,381
	Timken Co.	1,965,046	104,246
	Sensient Technologies Corp.	1,244,382	100,247
	Westlake Corp.	944,050	92,536
*	MP Materials Corp.	2,871,188	92,108
	Scotts Miracle-Gro Co.	1,146,067	90,528
*	Arconic Corp.	3,121,062	87,546
	Mueller Industries Inc.	1,600,678	85,300
*	Ingevity Corp.	1,141,757	72,091
	Innospec Inc.	732,498	70,166
	Boise Cascade Co.	1,164,269	69,262
	NewMarket Corp.	227,046	68,332
	Stepan Co.	627,551	63,602
	Hecla Mining Co.	15,897,629	62,319
	Minerals Technologies Inc.	973,103	59,690
	Quaker Chemical Corp.	397,514	59,436
	Tronox Holdings plc Class A	3,437,134	57,744
*	GCP Applied Technologies Inc.	1,624,342	50,809
	Materion Corp.	606,770	44,737
	GrafTech International Ltd.	5,723,610	40,466
	Carpenter Technology Corp.	1,430,192	39,917
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Worthington Industries Inc.	887,217	39,126
	Kaiser Aluminum Corp.	468,754	37,074
	Compass Minerals International Inc.	1,017,920	36,024
	Sylvamo Corp.	980,057	32,028
	AdvanSix Inc.	789,776	26,410
*,1	Uranium Energy Corp.	8,314,150	25,608
*	TimkenSteel Corp.	1,299,143	24,307
*	US Silica Holdings Inc.	2,126,130	24,280
	Schnitzer Steel Industries Inc. Class A	729,482	23,956
	Schweitzer-Mauduit International Inc.	926,738	23,280
*	Coeur Mining Inc.	7,416,303	22,546
*,1	Energy Fuels Inc.	4,396,970	21,589
	Hawkins Inc.	555,530	20,016
	American Vanguard Corp.	857,784	19,171
*,1	Origin Materials Inc.	3,718,023	19,036
*,1	Piedmont Lithium Inc.	499,888	18,201
	Ecovyst Inc.	1,822,100	17,948
*	Resolute Forest Products Inc.	1,355,417	17,295
	Neenah Inc.	491,344	16,775
*	Clearwater Paper Corp.	485,925	16,342
	Koppers Holdings Inc.	587,127	13,293
	Ryerson Holding Corp.	622,315	13,249
*	LSB Industries Inc.	914,871	12,680
*	Intrepid Potash Inc.	279,037	12,638
	Haynes International Inc.	347,482	11,387
*,1	Amyris Inc.	6,117,706	11,318
*,1	5E Advanced Materials Inc.	922,100	11,231
*	Century Aluminum Co.	1,444,160	10,643
	Omega Flex Inc.	88,289	9,502
	Glatfelter Corp.	1,275,904	8,778
*	Northwest Pipe Co.	283,882	8,499
	Tredegar Corp.	804,870	8,049
*	Alto Ingredients Inc.	2,071,987	7,687
	Olympic Steel Inc.	266,301	6,857
*,1	Ur-Energy Inc.	5,979,392	6,338
	FutureFuel Corp.	818,795	5,961
*	Unifi Inc.	422,068	5,934
*	Hycroft Mining Holding Corp. Class A	4,357,713	4,837
		Shares	Market Value• ($000)
*	Rayonier Advanced Materials Inc.	1,782,488	4,670
*,1	Dakota Gold Corp.	1,345,100	4,506
	Gold Resource Corp.	2,619,731	4,270
*	Synalloy Corp.	302,356	4,251
*,1	Gatos Silver Inc.	1,369,000	3,929
	Eastern Co.	163,220	3,320
*,1	NN Inc.	1,139,465	2,883
*,1	Marrone Bio Innovations Inc.	2,405,383	2,790
	Northern Technologies International Corp.	243,564	2,277
*,1	Idaho Strategic Resources Inc.	276,311	2,175
*,1	Zymergen Inc.	1,572,621	1,934
*	Perma-Pipe International Holdings Inc.	203,435	1,831
*,1	Westwater Resources Inc.	1,555,654	1,680
*	Universal Stainless & Alloy Products Inc.	217,305	1,608
*,1	Golden Minerals Co.	4,480,131	1,601
	Friedman Industries Inc.	185,959	1,514
*	Ampco-Pittsburgh Corp.	357,753	1,385
	Culp Inc.	270,168	1,162
*	AgroFresh Solutions Inc.	636,534	1,139
	United-Guardian Inc.	73,036	1,095
*	United States Antimony Corp.	2,530,540	1,022
*,1	CPS Technologies Corp.	336,311	1,022
	Chicago Rivet & Machine Co.	28,369	808
*	US Gold Corp.	180,278	748
*	Solitario Zinc Corp.	1,172,963	669
*,1	Comstock Inc.	1,025,999	636
*	Paramount Gold Nevada Corp.	1,225,450	539
*	Flexible Solutions International Inc.	151,258	371
*	NextPlat Corp.	50,264	97
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	47
*,2	F-star Therapeutics Inc. CVR	61,021	4
			23,229,283
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	254,987,160	27,082,186
*	Tesla Inc.	25,964,171	17,484,792

5

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Home Depot Inc.	30,303,660	8,311,385
	Costco Wholesale Corp.	13,067,037	6,262,769
	McDonald's Corp.	21,802,801	5,382,675
*	Walt Disney Co.	53,707,617	5,069,999
	Walmart Inc.	40,580,429	4,933,769
	NIKE Inc. Class B	37,409,962	3,823,298
	Lowe's Cos. Inc.	19,224,850	3,358,005
	Starbucks Corp.	33,813,480	2,583,012
*	Netflix Inc.	13,100,543	2,290,892
*	Booking Holdings Inc.	1,197,824	2,094,982
	Target Corp.	13,672,402	1,930,953
	TJX Cos. Inc.	32,903,555	1,837,664
	Dollar General Corp.	6,747,542	1,656,117
	Activision Blizzard Inc.	20,740,541	1,614,858
	Estee Lauder Cos. Inc. Class A	6,154,770	1,567,435
	Ford Motor Co.	116,425,762	1,295,819
*	AutoZone Inc.	585,314	1,257,910
*	General Motors Co.	38,690,186	1,228,800
*	O'Reilly Automotive Inc.	1,938,196	1,224,475
	Marriott International Inc. Class A	8,686,075	1,181,393
*	Uber Technologies Inc.	52,126,532	1,066,509
*	Chipotle Mexican Grill Inc.	783,323	1,024,007
	Electronic Arts Inc.	8,251,604	1,003,808
*	Dollar Tree Inc.	6,319,453	984,887
	Yum! Brands Inc.	8,407,303	954,313
*	Lululemon Athletica Inc.	3,440,640	937,953
	Hilton Worldwide Holdings Inc.	8,211,389	915,077
*	Airbnb Inc. Class A	10,145,561	903,767
*	Warner Bros Discovery Inc.	64,438,018	864,758
	Ross Stores Inc.	10,367,041	728,077
*	Aptiv plc	7,990,930	711,752
	eBay Inc.	16,512,719	688,085
*	Copart Inc.	6,311,711	685,830
	Tractor Supply Co.	3,300,460	639,794
*	Southwest Airlines Co.	17,495,646	631,943
	DR Horton Inc.	9,342,877	618,405
*	Ulta Beauty Inc.	1,539,906	593,603
*	Take-Two Interactive Software Inc.	4,776,291	585,239
	Genuine Parts Co.	4,176,843	555,520
*	Delta Air Lines Inc.	18,884,661	547,089
*	Trade Desk Inc. Class A	13,039,958	546,244
	Lennar Corp. Class A	7,141,543	503,979
		Shares	Market Value• ($000)
	VF Corp.	10,329,513	456,255
	Garmin Ltd.	4,556,964	447,722
*	CarMax Inc.	4,730,481	428,014
*	Expedia Group Inc.	4,465,400	423,454
	Darden Restaurants Inc.	3,676,806	415,920
	Domino's Pizza Inc.	1,062,204	413,951
*,1	Rivian Automotive Inc. Class A	15,806,681	406,864
	Pool Corp.	1,123,265	394,524
	Best Buy Co. Inc.	5,965,612	388,898
	Omnicom Group Inc.	6,067,563	385,958
	Paramount Global Class B	15,545,484	383,663
*	NVR Inc.	92,119	368,857
*	Live Nation Entertainment Inc.	4,368,491	360,750
	LKQ Corp.	7,097,429	348,413
*	Liberty Media Corp.-Liberty Formula One Class C	5,408,365	343,269
*	United Airlines Holdings Inc.	9,648,289	341,742
*	Las Vegas Sands Corp.	10,118,051	339,865
	Interpublic Group of Cos. Inc.	11,610,621	319,640
	Advance Auto Parts Inc.	1,789,720	309,783
	Service Corp. International	4,447,591	307,417
	Hasbro Inc.	3,700,036	302,959
*,1	Lucid Group Inc.	17,227,882	295,630
	MGM Resorts International	10,058,071	291,181
*,1	ROBLOX Corp. Class A	8,793,007	288,938
	Fox Corp. Class A	8,781,125	282,401
	PulteGroup Inc.	7,018,718	278,152
*	Etsy Inc.	3,751,050	274,614
*	Burlington Stores Inc.	1,949,390	265,565
	Vail Resorts Inc.	1,196,067	260,802
	Whirlpool Corp.	1,658,439	256,842
	Rollins Inc.	7,262,161	253,595
*	BJ's Wholesale Club Holdings Inc.	3,982,382	248,182
*	American Airlines Group Inc.	19,158,697	242,932
	BorgWarner Inc.	7,053,576	235,378
	Lithia Motors Inc. Class A	853,631	234,586
*,1	GameStop Corp. Class A	1,912,676	233,920
	Aramark	7,593,068	232,576
*	Mattel Inc.	10,392,773	232,071

6

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Caesars Entertainment Inc.	6,017,022	230,452
	Williams-Sonoma Inc.	2,066,559	229,285
	Tapestry Inc.	7,428,524	226,719
*	Royal Caribbean Cruises Ltd.	6,394,669	223,238
	Lear Corp.	1,761,399	221,742
*,1	Carnival Corp.	24,765,487	214,221
	News Corp. Class A	13,647,783	212,632
	Newell Brands Inc.	10,988,273	209,217
*,1	AMC Entertainment Holdings Inc. Class A	15,256,557	206,726
*	Deckers Outdoor Corp.	804,453	205,417
	Churchill Downs Inc.	1,011,619	193,755
	Gentex Corp.	6,920,522	193,567
*	Floor & Decor Holdings Inc. Class A	2,965,037	186,679
*	Five Below Inc.	1,633,641	185,304
	Nexstar Media Group Inc. Class A	1,130,189	184,085
	Bath & Body Works Inc.	6,665,934	179,447
	Wyndham Hotels & Resorts Inc.	2,715,820	178,484
*	Capri Holdings Ltd.	4,348,065	178,314
*	Wynn Resorts Ltd.	3,076,124	175,278
	Nielsen Holdings plc	7,412,806	172,125
*	Planet Fitness Inc. Class A	2,506,029	170,435
	H&R Block Inc.	4,708,351	166,299
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,583,856	165,248
	Polaris Inc.	1,663,645	165,167
*	SiteOne Landscape Supply Inc.	1,327,783	157,834
*	AutoNation Inc.	1,376,488	153,836
	Macy's Inc.	8,379,075	153,505
	Murphy USA Inc.	642,323	149,578
*	Penn National Gaming Inc.	4,911,763	149,416
*	Alaska Air Group Inc.	3,723,964	149,145
*	Bright Horizons Family Solutions Inc.	1,748,345	147,770
	Texas Roadhouse Inc. Class A	2,015,303	147,520
	Toll Brothers Inc.	3,281,339	146,348
*	Terminix Global Holdings Inc.	3,583,426	145,666
[1]	Sirius XM Holdings Inc.	23,213,548	142,299
	Fox Corp. Class B	4,780,260	141,974
		Shares	Market Value• ($000)
*	Skechers USA Inc. Class A	3,989,036	141,930
	TEGNA Inc.	6,570,433	137,782
*,1	Norwegian Cruise Line Holdings Ltd.	12,352,677	137,362
	Leggett & Platt Inc.	3,944,693	136,407
	Kohl's Corp.	3,782,903	135,012
*	Light & Wonder Inc.	2,829,174	132,943
	New York Times Co. Class A	4,670,884	130,318
*	IAA Inc.	3,962,788	129,861
	Choice Hotels International Inc.	1,153,606	128,777
	Marriott Vacations Worldwide Corp.	1,099,312	127,740
*,1	DraftKings Inc. Class A	10,942,899	127,704
*	Avis Budget Group Inc.	855,231	125,787
	AMERCO	261,178	124,903
	Harley-Davidson Inc.	3,904,161	123,606
*	RH	579,900	123,090
[1]	Dick's Sporting Goods Inc.	1,590,439	119,871
	Thor Industries Inc.	1,539,785	115,068
*	Helen of Troy Ltd.	702,158	114,037
	PVH Corp.	1,985,939	113,000
*	Lyft Inc. Class A	8,487,640	112,716
	Boyd Gaming Corp.	2,260,060	112,438
*	Asbury Automotive Group Inc.	651,437	110,314
	Ralph Lauren Corp.	1,196,800	107,293
*	Hyatt Hotels Corp. Class A	1,445,878	106,865
	Hanesbrands Inc.	10,274,366	105,723
*,1	Hertz Global Holdings Inc.	6,669,582	105,646
	Tempur Sealy International Inc.	4,910,429	104,936
*	YETI Holdings Inc.	2,410,000	104,281
*	Ollie's Bargain Outlet Holdings Inc.	1,763,523	103,607
*	Fox Factory Holding Corp.	1,246,040	100,356
*,1	Wayfair Inc. Class A	2,231,984	97,225
	Wendy's Co.	5,049,420	95,333
*	Hilton Grand Vacations Inc.	2,663,399	95,163
	Travel + Leisure Co.	2,389,278	92,752
	Academy Sports & Outdoors Inc.	2,539,144	90,241
*	Grand Canyon Education Inc.	951,258	89,599
*	Coty Inc. Class A	11,154,673	89,349
*,1	Chewy Inc. Class A	2,572,862	89,330
*	Goodyear Tire & Rubber Co.	8,312,988	89,032

7

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Dorman Products Inc.	795,199	87,241
*	Visteon Corp.	830,864	86,061
*	Crocs Inc.	1,729,089	84,155
	Warner Music Group Corp. Class A	3,451,827	84,086
*	Callaway Golf Co.	4,079,642	83,225
	Penske Automotive Group Inc.	784,354	82,114
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,229,664	80,357
	World Wrestling Entertainment Inc. Class A	1,280,526	80,020
	LCI Industries	712,055	79,665
	Carter's Inc.	1,127,662	79,478
	Papa John's International Inc.	950,798	79,411
*	JetBlue Airways Corp.	9,444,288	79,049
*	Peloton Interactive Inc. Class A	8,590,671	78,862
	Group 1 Automotive Inc.	463,909	78,772
*	Meritage Homes Corp.	1,082,189	78,459
*	Taylor Morrison Home Corp. Class A	3,353,678	78,342
*	Endeavor Group Holdings Inc. Class A	3,766,353	77,436
*,1	Spirit Airlines Inc.	3,202,664	76,351
*	Skyline Champion Corp.	1,591,814	75,484
	Columbia Sportswear Co.	1,017,577	72,838
	Foot Locker Inc.	2,828,097	71,409
	Signet Jewelers Ltd.	1,330,230	71,114
	KB Home	2,473,196	70,387
*	Madison Square Garden Sports Corp.	464,634	70,160
[1]	Nordstrom Inc.	3,274,637	69,193
	Steven Madden Ltd.	2,119,254	68,261
*	Victoria's Secret & Co.	2,437,904	68,188
*	Sonos Inc.	3,773,068	68,066
*,1	Carvana Co.	2,947,980	66,565
*	Chegg Inc.	3,525,565	66,210
*	National Vision Holdings Inc.	2,396,692	65,909
	Wingstop Inc.	881,080	65,878
	Gap Inc.	7,623,655	62,819
	Graham Holdings Co. Class B	109,623	62,139
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Formula One Class A	1,071,104	62,092
	Rush Enterprises Inc. Class A	1,282,824	61,832
*,1	Leslie's Inc.	4,040,583	61,336
*	Gentherm Inc.	975,533	60,883
*	Boot Barn Holdings Inc.	880,342	60,664
	Lennar Corp. Class B	1,029,913	60,466
	John Wiley & Sons Inc. Class A	1,239,209	59,185
	MillerKnoll Inc.	2,245,607	58,992
*	Frontdoor Inc.	2,422,117	58,325
	Cracker Barrel Old Country Store Inc.	692,247	57,796
*	SeaWorld Entertainment Inc.	1,277,745	56,451
*	Sabre Corp.	9,635,312	56,174
	Kontoor Brands Inc.	1,658,376	55,340
	MDC Holdings Inc.	1,689,797	54,597
	Dana Inc.	3,825,951	53,831
*	TripAdvisor Inc.	2,997,856	53,362
*,1	Duolingo Inc. Class A	608,034	53,233
*	KAR Auction Services Inc.	3,595,430	53,104
	PriceSmart Inc.	728,211	52,162
	Red Rock Resorts Inc. Class A	1,550,868	51,737
*	LGI Homes Inc.	594,558	51,667
*,1	QuantumScape Corp. Class A	5,990,657	51,460
*	Tri Pointe Homes Inc.	3,048,549	51,429
*	Allegiant Travel Co.	453,706	51,310
*	Cavco Industries Inc.	257,741	50,515
*	Under Armour Inc. Class C	6,643,927	50,361
[1]	American Eagle Outfitters Inc.	4,468,082	49,953
*	Six Flags Entertainment Corp.	2,283,648	49,555
*	Stride Inc.	1,208,570	49,298
	Wolverine World Wide Inc.	2,382,164	48,024
*	Cinemark Holdings Inc.	3,192,003	47,944
	Strategic Education Inc.	665,614	46,979
*	Knowles Corp.	2,697,342	46,745
*	Adtalem Global Education Inc.	1,263,234	45,438
*	elf Beauty Inc.	1,471,380	45,142
*	Everi Holdings Inc.	2,732,745	44,571
	Winnebago Industries Inc.	917,479	44,553
*	Vista Outdoor Inc.	1,581,249	44,117

8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Laureate Education Inc. Class A	3,792,458	43,879
	Bloomin' Brands Inc.	2,629,240	43,698
*	Under Armour Inc. Class A	5,243,636	43,679
*	Shake Shack Inc. Class A	1,096,339	43,283
*	Madison Square Garden Entertainment Corp.	816,592	42,969
	Levi Strauss & Co. Class A	2,602,031	42,465
*	Coursera Inc.	2,977,521	42,221
*	Tenneco Inc. Class A	2,449,073	42,026
	Gray Television Inc.	2,474,662	41,797
	HNI Corp.	1,192,395	41,364
*	Driven Brands Holdings Inc.	1,487,340	40,961
	Oxford Industries Inc.	457,619	40,609
	Monro Inc.	946,808	40,599
	Acushnet Holdings Corp.	972,110	40,518
	Century Communities Inc.	883,312	39,722
*,1	Fisker Inc. Class A	4,633,236	39,707
	Cheesecake Factory Inc.	1,480,381	39,112
*	Central Garden & Pet Co. Class A	966,283	38,661
*	Dave & Buster's Entertainment Inc.	1,154,658	37,850
	Inter Parfums Inc.	517,949	37,841
*	Sally Beauty Holdings Inc.	3,152,705	37,580
*	ODP Corp.	1,233,583	37,304
*,1	Luminar Technologies Inc. Class A	5,965,697	35,377
	Jack in the Box Inc.	617,405	34,612
*,1	Petco Health & Wellness Co. Inc. Class A	2,340,882	34,505
*	Figs Inc. Class A	3,728,508	33,967
	Sturm Ruger & Co. Inc.	518,265	32,988
*	M/I Homes Inc.	831,424	32,974
*	Malibu Boats Inc. Class A	609,055	32,103
*	SkyWest Inc.	1,492,221	31,710
*,1	Overstock.com Inc.	1,266,300	31,670
*,1	Dutch Bros Inc. Class A	988,216	31,277
*	Urban Outfitters Inc.	1,671,099	31,183
*	Revolve Group Inc. Class A	1,194,870	30,959
	La-Z-Boy Inc.	1,287,637	30,530
		Shares	Market Value• ($000)
	Dine Brands Global Inc.	466,845	30,382
*	Lions Gate Entertainment Corp. Class B	3,425,633	30,248
*,1	Sweetgreen Inc. Class A	2,541,537	29,609
*	iRobot Corp.	799,070	29,366
	Franchise Group Inc.	834,174	29,254
	Rent-A-Center Inc.	1,481,748	28,820
*	Brinker International Inc.	1,302,388	28,692
	Qurate Retail Inc. Class A	9,926,143	28,488
*	PowerSchool Holdings Inc. Class A	2,332,948	28,112
	Caleres Inc.	1,066,686	27,990
[1]	Dillard's Inc. Class A	125,623	27,709
[1]	Krispy Kreme Inc.	1,990,577	27,072
*	PROG Holdings Inc.	1,589,148	26,221
*	XPEL Inc.	569,732	26,168
	Sinclair Broadcast Group Inc. Class A	1,245,164	25,401
*	iHeartMedia Inc. Class A	3,202,219	25,265
*	Abercrombie & Fitch Co. Class A	1,483,029	25,093
	Buckle Inc.	896,846	24,834
	Matthews International Corp. Class A	861,034	24,686
	Standard Motor Products Inc.	542,712	24,417
*	G-III Apparel Group Ltd.	1,205,677	24,391
*	Funko Inc. Class A	1,089,382	24,315
*	American Axle & Manufacturing Holdings Inc.	3,211,377	24,182
*	Mister Car Wash Inc.	2,222,236	24,178
	Steelcase Inc. Class A	2,241,633	24,053
*,1	ContextLogic Inc. Class A	14,970,537	23,953
[1]	Camping World Holdings Inc. Class A	1,106,772	23,895
*	Golden Entertainment Inc.	594,281	23,504
*	AMC Networks Inc. Class A	784,987	22,859
*	Monarch Casino & Resort Inc.	388,782	22,810
*	2U Inc.	2,167,299	22,692
*	Liberty Media Corp.-Liberty Braves Class C	940,129	22,563

9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Perdoceo Education Corp.	1,894,742	22,320
	Designer Brands Inc. Class A	1,708,467	22,313
*	EW Scripps Co. Class A	1,778,726	22,181
*,1	Clean Energy Fuels Corp.	4,919,157	22,038
	Interface Inc. Class A	1,744,651	21,878
*	MarineMax Inc.	602,194	21,751
*	ACV Auctions Inc. Class A	3,319,746	21,711
*	Central Garden & Pet Co.	493,884	20,951
	Sonic Automotive Inc. Class A	568,048	20,808
*	Hawaiian Holdings Inc.	1,442,932	20,648
	Arko Corp.	2,481,279	20,247
*	GoPro Inc. Class A	3,657,631	20,227
*	Cardlytics Inc.	902,620	20,137
	News Corp. Class B	1,238,515	19,680
*	Genesco Inc.	385,253	19,228
*	Sleep Number Corp.	621,074	19,222
*,1	Bally's Corp.	931,391	18,423
*	Cars.com Inc.	1,946,017	18,351
*,1	Life Time Group Holdings Inc.	1,423,289	18,332
*,1	Blink Charging Co.	1,095,113	18,102
	Scholastic Corp.	488,093	17,557
	Smith & Wesson Brands Inc.	1,335,687	17,538
*	Accel Entertainment Inc. Class A	1,650,571	17,529
*	Sun Country Airlines Holdings Inc.	940,020	17,240
*	Chico's FAS Inc.	3,464,663	17,219
*	America's Car-Mart Inc.	168,912	16,993
*	Green Brick Partners Inc.	864,648	16,921
	Global Industrial Co.	497,893	16,814
	Big Lots Inc.	800,639	16,789
*,1	Udemy Inc.	1,642,008	16,765
	A-Mark Precious Metals Inc.	516,684	16,663
[1]	Guess? Inc.	967,058	16,488
*	Viad Corp.	577,747	15,952
	Carriage Services Inc. Class A	402,058	15,942
*	Thryv Holdings Inc.	702,193	15,722
*	Lions Gate Entertainment Corp. Class A	1,662,398	15,477
		Shares	Market Value• ($000)
	Clarus Corp.	807,350	15,332
	Ruth's Hospitality Group Inc.	932,005	15,154
*,1	Corsair Gaming Inc.	1,152,258	15,129
*	Arlo Technologies Inc.	2,406,153	15,087
	Hibbett Inc.	344,177	15,044
*	QuinStreet Inc.	1,490,291	14,992
*	Denny's Corp.	1,700,601	14,761
*	Children's Place Inc.	378,118	14,716
*	BJ's Restaurants Inc.	657,874	14,263
	Winmark Corp.	71,038	13,893
	Movado Group Inc.	445,639	13,784
	Ethan Allen Interiors Inc.	677,482	13,692
[1]	European Wax Center Inc. Class A	757,510	13,347
*,1	Rover Group Inc. Class A	3,549,274	13,345
*,1	Holley Inc.	1,251,869	13,145
*	Stoneridge Inc.	753,328	12,920
*	TravelCenters of America Inc.	373,129	12,862
*	Stagwell Inc.	2,345,757	12,737
*,1	Vuzix Corp.	1,792,261	12,725
*	Sportsman's Warehouse Holdings Inc.	1,302,004	12,486
	Aaron's Co. Inc.	853,131	12,413
*	Zumiez Inc.	459,022	11,935
*	Gannett Co. Inc.	4,063,386	11,784
*,1	Liberty Media Corp.-Liberty Braves Class A	445,381	11,201
	RCI Hospitality Holdings Inc.	231,430	11,192
*	Clear Channel Outdoor Holdings Inc.	10,445,735	11,177
*	Lovesac Co.	401,588	11,044
*	MasterCraft Boat Holdings Inc.	519,098	10,927
*	Stitch Fix Inc. Class A	2,204,657	10,891
*,1	Allbirds Inc. Class A	2,751,448	10,813
*	Chuy's Holdings Inc.	537,332	10,704
*	Liquidity Services Inc.	795,167	10,687
	Rush Enterprises Inc. Class B	213,248	10,579
*	Boston Omaha Corp. Class A	504,858	10,425
*	Marcus Corp.	695,300	10,270
*	Beazer Homes USA Inc.	848,275	10,239
*,1	Wheels Up Experience Inc.	5,164,967	10,072
	Haverty Furniture Cos. Inc.	430,730	9,984

10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Shoe Carnival Inc.	460,003	9,941
*	Sciplay Corp. Class A	705,371	9,854
*	WW International Inc.	1,536,511	9,818
*,1	Portillo's Inc. Class A	595,958	9,744
*,1	Playstudios Inc.	2,241,786	9,595
*,1	Bed Bath & Beyond Inc.	1,884,415	9,365
*	OneWater Marine Inc. Class A	282,871	9,349
*,1	Eastman Kodak Co.	1,999,566	9,278
*,1	Vizio Holding Corp. Class A	1,357,968	9,261
*,1	Frontier Group Holdings Inc.	984,399	9,224
*,1	AMMO Inc.	2,389,053	9,198
	Bluegreen Vacations Holding Corp. Class A	365,934	9,134
*	CarParts.com Inc.	1,312,022	9,105
*	Integral Ad Science Holding Corp.	913,509	9,071
*	Selectquote Inc.	3,638,849	9,024
*,1	Mullen Automotive Inc.	8,798,551	8,974
*	Latham Group Inc.	1,252,545	8,680
*	Angi Inc. Class A	1,879,775	8,609
	Johnson Outdoors Inc. Class A	139,239	8,516
*,1	Canoo Inc.	4,601,737	8,513
*	American Public Education Inc.	511,008	8,258
*,1	Poshmark Inc. Class A	793,067	8,018
*	Tupperware Brands Corp.	1,214,024	7,697
*	Quotient Technology Inc.	2,571,128	7,636
	Kimball International Inc. Class B	983,424	7,543
*	LL Flooring Holdings Inc.	802,995	7,524
*	Universal Electronics Inc.	293,728	7,511
*	Lindblad Expeditions Holdings Inc.	911,279	7,381
*	Rush Street Interactive Inc.	1,572,928	7,346
*,1	Faraday Future Intelligent Electric Inc.	2,819,033	7,329
*	Fossil Group Inc.	1,406,415	7,271
*,1	Vinco Ventures Inc.	5,262,437	7,262
	Entravision Communications Corp. Class A	1,586,226	7,233
		Shares	Market Value• ($000)
*	1-800-Flowers.com Inc. Class A	746,053	7,095
	Rocky Brands Inc.	205,883	7,037
*,1	Lordstown Motors Corp.	4,431,521	7,002
[1]	Big 5 Sporting Goods Corp.	620,900	6,960
*	Daily Journal Corp.	26,386	6,829
*	Universal Technical Institute Inc.	945,994	6,745
*	Motorcar Parts of America Inc.	508,069	6,666
	Build-A-Bear Workshop Inc.	398,931	6,550
*,1	Genius Brands International Inc.	8,534,678	6,461
	Cato Corp. Class A	536,537	6,229
*	RealReal Inc.	2,499,234	6,223
*	Hovnanian Enterprises Inc. Class A	141,347	6,048
*,1	Focus Universal Inc.	526,074	6,008
*	Kura Sushi USA Inc. Class A	120,616	5,974
*	Citi Trends Inc.	250,792	5,931
	Superior Group of Cos. Inc.	331,545	5,885
*,1	Dream Finders Homes Inc. Class A	550,933	5,862
*	ONE Group Hospitality Inc.	789,551	5,819
*	Full House Resorts Inc.	952,478	5,791
*	El Pollo Loco Holdings Inc.	587,328	5,779
*	Noodles & Co. Class A	1,186,247	5,575
*	Century Casinos Inc.	751,313	5,409
*	Container Store Group Inc.	863,409	5,379
*	Xponential Fitness Inc. Class A	419,364	5,267
*	Destination XL Group Inc.	1,544,207	5,235
*	Turtle Beach Corp.	427,215	5,225
	Hooker Furnishings Corp.	333,634	5,188
*,1	Ondas Holdings Inc.	957,444	5,161
*	Alta Equipment Group Inc.	568,355	5,098
*	First Watch Restaurant Group Inc.	349,498	5,040
*	Delta Apparel Inc.	177,059	5,023
*	Lincoln Educational Services Corp.	790,909	4,991
*	Snap One Holdings Corp.	531,350	4,872

11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Bassett Furniture Industries Inc.	264,538	4,793
*	RumbleON Inc. Class B	316,843	4,661
	Tilly's Inc. Class A	658,710	4,624
*,1	F45 Training Holdings Inc.	1,129,271	4,438
[1]	Weber Inc. Class A	615,498	4,438
	Lifetime Brands Inc.	401,793	4,436
*	Lulu's Fashion Lounge Holdings Inc.	399,820	4,338
*,1	Cricut Inc. Class A	702,630	4,314
*	Party City Holdco Inc.	3,179,416	4,197
*	PlayAGS Inc.	787,936	4,066
*,1	ThredUp Inc. Class A	1,618,751	4,047
	Weyco Group Inc.	163,787	4,005
*,1	1847 Goedeker Inc.	3,235,400	3,947
*,1	Rent the Runway Inc. Class A	1,267,437	3,891
*,1	XL Fleet Corp.	3,375,016	3,881
*,1	Outbrain Inc.	769,654	3,871
*,1	Red Robin Gourmet Burgers Inc.	476,857	3,829
*	Strattec Security Corp.	115,520	3,829
*	Lands' End Inc.	360,080	3,824
*,1	Lazydays Holdings Inc.	322,637	3,801
*	Duluth Holdings Inc. Class B	394,810	3,766
*,1	Purple Innovation Inc. Class A	1,223,047	3,742
*,1	Urban One Inc.	872,038	3,732
*	Potbelly Corp.	657,716	3,716
*,1	Owlet Inc.	2,177,118	3,701
*	VOXX International Corp. Class A	391,165	3,642
*	American Outdoor Brands Inc.	382,680	3,639
*	Fiesta Restaurant Group Inc.	503,077	3,592
*	Legacy Housing Corp.	273,001	3,563
*	Lakeland Industries Inc.	231,623	3,558
	Wayside Technology Group Inc.	106,412	3,537
*,1	Bowlero Corp.	327,927	3,473
*	Express Inc.	1,763,494	3,456
*,1	Traeger Inc.	804,140	3,418
*,1	BARK Inc.	2,622,674	3,357
*,1	Arcimoto Inc.	1,025,319	3,353
	Saga Communications Inc. Class A	134,076	3,332
*	Audacy Inc. Class A	3,524,360	3,321
		Shares	Market Value• ($000)
	Nathan's Famous Inc.	56,557	3,313
*,1	Aterian Inc.	1,506,119	3,253
	Tile Shop Holdings Inc.	1,046,763	3,214
*	Barnes & Noble Education Inc.	1,095,868	3,211
*,1	Reservoir Media Inc.	489,336	3,190
*	Vera Bradley Inc.	727,256	3,156
*,1	Conn's Inc.	391,363	3,139
[1]	Escalade Inc.	237,945	3,091
*	Drive Shack Inc.	2,198,385	3,012
*,1	Nerdy Inc.	1,399,438	2,981
*,1	Redbox Entertainment Inc.	402,900	2,981
*,1	Cumulus Media Inc. Class A	374,932	2,898
[1]	Hamilton Beach Brands Holding Co. Class A	228,579	2,837
*	Emerald Holding Inc.	690,955	2,812
*	Arhaus Inc. Class A	621,273	2,796
*	Lee Enterprises Inc.	144,656	2,747
*	J. Jill Inc.	149,771	2,739
*	Townsquare Media Inc. Class A	333,509	2,731
	Acme United Corp.	85,199	2,698
*	StoneMor Inc.	770,131	2,634
[1]	JOANN Inc.	336,080	2,605
*	Superior Industries International Inc.	651,563	2,574
[1]	Flexsteel Industries Inc.	135,656	2,442
	Marine Products Corp.	255,346	2,428
*	Cooper-Standard Holdings Inc.	476,164	2,376
*,1	XpresSpa Group Inc.	3,379,216	2,333
*	Biglari Holdings Inc. Class B	18,772	2,303
*,1	Solo Brands Inc. Class A	563,217	2,287
*,1	Cinedigm Corp. Class A	4,518,243	2,223
*,1	SRAX Inc. Class A	625,336	2,076
*	Mesa Air Group Inc.	931,159	2,039
*,1	Revlon Inc. Class A	347,600	1,884
*	Brilliant Earth Group Inc. Class A	381,195	1,811
*	JAKKS Pacific Inc.	142,014	1,798
	Carrols Restaurant Group Inc.	874,439	1,766
*	BBQ Holdings Inc.	168,157	1,752
*	Landsea Homes Corp.	262,495	1,748
*,1	Red Cat Holdings Inc.	849,136	1,732

12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	National CineMedia Inc.	1,852,064	1,697
*	Liberty TripAdvisor Holdings Inc. Class A	2,227,933	1,686
*	Kewaunee Scientific Corp.	96,393	1,593
*	Biglari Holdings Inc. Class A	2,695	1,584
*,1	Chicken Soup For The Soul Entertainment Inc.	211,224	1,565
*	Gaia Inc. Class A	367,401	1,561
*,1	Envela Corp.	212,016	1,512
*	Reading International Inc. Class A	390,307	1,409
	NL Industries Inc.	140,483	1,387
*	CuriosityStream Inc.	813,729	1,375
*,1	Kirkland's Inc.	386,578	1,361
	Canterbury Park Holding Corp.	51,960	1,344
*	Harte Hanks Inc.	102,600	1,307
	Crown Crafts Inc.	207,623	1,300
	CompX International Inc.	55,782	1,294
*	Nautilus Inc.	727,903	1,274
*,1	CarLotz Inc.	3,153,585	1,241
*	Travelzoo	204,643	1,240
	FAT Brands Inc. Class A	153,984	1,147
*	Zovio Inc. Class A	1,156,564	1,122
	DallasNews Corp.	176,590	1,118
*,1	Shift Technologies Inc. Class A	1,602,920	1,079
*	Cryptyde Inc.	526,244	1,068
*	Good Times Restaurants Inc.	350,945	1,056
*,1	BurgerFi International Inc.	315,878	1,020
	Ark Restaurants Corp.	55,702	1,003
*,1	Troika Media Group Inc.	1,312,215	996
*	Fluent Inc.	781,681	930
*,1	LMP Automotive Holdings Inc.	195,770	930
*,1	Hall of Fame Resort & Entertainment Co.	1,530,218	908
*	Live Ventures Inc.	36,093	903
*	Salem Media Group Inc. Class A	419,347	889
*,1	EBET Inc.	369,532	887
*,1	Koss Corp.	124,275	864
	Educational Development Corp.	202,269	854
		Shares	Market Value• ($000)
*,1	Regis Corp.	776,100	838
*,1	LiveOne Inc.	946,083	810
*,2	Luby's Inc.	449,752	801
*	Charles & Colvard Ltd.	610,246	757
*	Marchex Inc. Class B	546,577	721
*,1	Dolphin Entertainment Inc.	220,039	695
*	Vince Holding Corp.	85,410	670
*,1	Tuesday Morning Corp.	1,753,307	631
*	iMedia Brands Inc.	512,961	621
*	Urban One Inc. Class A	109,101	596
*,1	AYRO Inc.	711,308	596
*	Aspen Group Inc.	584,353	573
*,1	InterGroup Corp.	12,233	514
*	Volcon Inc.	269,584	496
*	Allied Esports Entertainment Inc.	342,015	489
*	Dixie Group Inc.	344,452	441
*	Beasley Broadcast Group Inc. Class A	314,502	403
*	FlexShopper Inc.	425,184	382
	Jerash Holdings US Inc.	77,252	364
	Flanigan's Enterprises Inc.	11,919	358
*,1	Sky Harbour Group Corp.	57,536	326
*	HyreCar Inc.	526,051	321
*	EzFill Holdings Inc.	386,132	309
*	Xcel Brands Inc.	247,453	292
*,1	PARTS iD Inc.	148,893	231
*	Auddia Inc.	264,100	231
*,1	Forward Industries Inc.	144,468	214
*,1	Applied UV Inc.	86,071	195
*	Muscle Maker Inc.	487,573	188
*,1	Digital Media Solutions Inc.	138,956	154
*	Mediaco Holding Inc. Class A	67,571	141
*,1	Amesite Inc.	292,757	135
	FAT Brands Inc. Class B	16,647	128
*	Unique Fabricating Inc.	83,389	113
*,1	Moving Image Technologies Inc.	78,388	102
*	Stran & Co. Inc.	55,769	93
*	Twin Vee PowerCats Co.	34,692	93
*,2	Zagg Inc. CVR	780,631	70
*	Lottery.com Inc.	61,239	69
*,1	Digital Brands Group Inc.	296,678	58

13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Grom Social Enterprises Inc.	134,277	55
*	IDW Media Holdings Inc. Class B	40,047	54
*,2	SRAX Inc.	590,641	41
*	Rave Restaurant Group Inc.	21,026	23
*	Emerson Radio Corp.	6,500	4
			151,987,648
Consumer Staples (5.8%)
	Procter & Gamble Co.	70,738,780	10,171,529
	Coca-Cola Co.	115,011,245	7,235,357
	PepsiCo Inc.	40,757,436	6,792,634
	Philip Morris International Inc.	45,709,277	4,513,334
	CVS Health Corp.	38,666,422	3,582,831
	Mondelez International Inc. Class A	40,778,944	2,531,965
	Altria Group Inc.	53,389,117	2,230,063
	Colgate-Palmolive Co.	24,691,859	1,978,806
	McKesson Corp.	4,274,066	1,394,243
	Kimberly-Clark Corp.	9,935,524	1,342,786
	General Mills Inc.	17,749,334	1,339,187
	Archer-Daniels-Midland Co.	16,592,401	1,287,570
	Sysco Corp.	15,021,612	1,272,481
	Corteva Inc.	21,383,557	1,157,706
*	Monster Beverage Corp.	10,937,118	1,013,871
	Constellation Brands Inc. Class A	4,319,447	1,006,690
	Hershey Co.	4,301,572	925,526
	Kroger Co.	19,144,445	906,107
	Keurig Dr Pepper Inc.	25,091,998	888,006
	Walgreens Boots Alliance Inc.	21,641,736	820,222
	Kraft Heinz Co.	19,856,232	757,317
	Tyson Foods Inc. Class A	8,593,343	739,543
	Church & Dwight Co. Inc.	7,155,236	663,004
	AmerisourceBergen Corp.	4,630,015	655,055
	Brown-Forman Corp. Class B	9,265,436	650,063
	McCormick & Co. Inc. (Non-Voting)	7,375,565	614,016
	Kellogg Co.	7,471,210	532,996
	Clorox Co.	3,627,771	511,443
	Conagra Brands Inc.	14,137,169	484,057
	Bunge Ltd.	4,469,144	405,307
	J M Smucker Co.	3,040,368	389,198
	Hormel Foods Corp.	8,044,848	381,004
		Shares	Market Value• ($000)
	Lamb Weston Holdings Inc.	4,260,316	304,442
	Molson Coors Beverage Co. Class B	5,324,278	290,226
*	Darling Ingredients Inc.	4,764,130	284,895
	Campbell Soup Co.	5,775,988	277,536
*	Performance Food Group Co.	4,562,703	209,793
*	US Foods Holding Corp.	6,602,563	202,567
	Casey's General Stores Inc.	1,092,442	202,080
	Ingredion Inc.	1,859,199	163,907
	Flowers Foods Inc.	5,304,303	139,609
	Sanderson Farms Inc.	624,141	134,521
*	Post Holdings Inc.	1,609,979	132,582
*	Grocery Outlet Holding Corp.	2,562,291	109,230
	Spectrum Brands Holdings Inc.	1,204,366	98,782
*	Simply Good Foods Co.	2,527,317	95,457
*	Hostess Brands Inc. Class A	4,086,466	86,674
*	BellRing Brands Inc.	3,410,003	84,875
*	Boston Beer Co. Inc. Class A	271,517	82,261
*	Sprouts Farmers Market Inc.	3,235,503	81,923
	WD-40 Co.	405,831	81,718
*	Celsius Holdings Inc.	1,220,408	79,644
	Coca-Cola Consolidated Inc.	136,100	76,747
	Lancaster Colony Corp.	574,026	73,923
*	TreeHouse Foods Inc.	1,660,641	69,448
*	Freshpet Inc.	1,337,149	69,385
*	United Natural Foods Inc.	1,714,198	67,539
	Medifast Inc.	338,200	61,048
	Nu Skin Enterprises Inc. Class A	1,407,134	60,929
	Primo Water Corp.	4,521,307	60,495
	Energizer Holdings Inc.	2,111,708	59,867
	Albertsons Cos. Inc. Class A	2,238,215	59,805
*	Hain Celestial Group Inc.	2,515,552	59,719
*	Herbalife Nutrition Ltd.	2,865,929	58,608
	Cal-Maine Foods Inc.	1,171,961	57,907
	Edgewell Personal Care Co.	1,558,972	53,816

14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	B&G Foods Inc.	2,024,201	48,135
	J & J Snack Foods Corp.	343,046	47,910
*	Pilgrim's Pride Corp.	1,420,069	44,349
	Reynolds Consumer Products Inc.	1,590,363	43,369
	Universal Corp.	704,767	42,638
	MGP Ingredients Inc.	420,355	42,073
	Vector Group Ltd.	3,879,087	40,730
*,1	Beyond Meat Inc.	1,698,691	40,667
*	Olaplex Holdings Inc.	2,859,683	40,293
*	Chefs' Warehouse Inc.	1,016,668	39,538
*	Beauty Health Co.	2,896,815	37,253
	Ingles Markets Inc. Class A	424,618	36,836
	Weis Markets Inc.	481,664	35,903
	National Beverage Corp.	702,281	34,370
	Fresh Del Monte Produce Inc.	1,142,192	33,729
	SpartanNash Co.	1,014,112	30,596
	Andersons Inc.	912,203	30,094
	Utz Brands Inc.	2,023,744	27,968
	Brown-Forman Corp. Class A	394,662	26,695
	Seaboard Corp.	6,801	26,405
*	USANA Health Sciences Inc.	332,532	24,062
*	Duckhorn Portfolio Inc.	1,039,351	21,889
*,1	Veru Inc.	1,876,315	21,202
	Calavo Growers Inc.	496,532	20,715
	John B Sanfilippo & Son Inc.	265,454	19,243
	ACCO Brands Corp.	2,699,151	17,625
	Tootsie Roll Industries Inc.	403,643	14,269
*	Mission Produce Inc.	1,001,161	14,267
	Turning Point Brands Inc.	456,482	12,384
*,1	22nd Century Group Inc.	5,522,465	11,763
[1]	PetMed Express Inc.	582,280	11,587
*	Sovos Brands Inc.	716,600	11,372
*,1	Rite Aid Corp.	1,550,572	10,451
*	Seneca Foods Corp. Class A	162,229	9,010
*,1	Benson Hill Inc.	3,024,692	8,288
*,1	Tattooed Chef Inc.	1,213,645	7,646
*	Landec Corp.	751,182	7,489
	Limoneira Co.	456,481	6,432
*	Whole Earth Brands Inc.	1,037,374	6,432
*,1	Vita Coco Co. Inc.	654,853	6,411
*,1	AppHarvest Inc.	1,815,100	6,335
*,1	PLBY Group Inc.	930,659	5,956
		Shares	Market Value• ($000)
*,1	GrowGeneration Corp.	1,657,947	5,952
*,1	HF Foods Group Inc.	1,044,964	5,455
*	Nature's Sunshine Products Inc.	490,888	5,238
	Natural Grocers by Vitamin Cottage Inc.	315,515	5,032
	Village Super Market Inc. Class A	219,880	5,015
	ProPhase Labs Inc.	388,369	4,925
[1]	Oil-Dri Corp. of America	153,584	4,707
	Alico Inc.	128,257	4,570
*	Vital Farms Inc.	469,787	4,111
*	Honest Co. Inc.	1,363,479	3,981
*,1	AquaBounty Technologies Inc.	2,221,024	3,798
*,1	Splash Beverage Group Inc.	1,021,713	3,055
*,1	Local Bounti Corp.	856,440	2,723
	Lifevantage Corp.	437,030	1,901
*,1	Blue Apron Holdings Inc. Class A	499,925	1,820
*	Natural Alternatives International Inc.	162,521	1,697
	Ocean Bio-Chem Inc.	124,500	1,604
*,1	BRC Inc. Class A	196,100	1,600
*,1	Barfresh Food Group Inc.	278,615	1,574
*,1	MedAvail Holdings Inc.	997,045	1,525
*	Farmer Bros Co.	293,967	1,379
*	Real Good Food Co. Inc. Class A	175,743	1,235
*,1	LifeMD Inc.	533,737	1,089
*	Urban-Gro Inc.	224,273	1,085
*	RiceBran Technologies	1,534,464	1,028
	AMCON Distributing Co.	6,105	995
*,1	Alkaline Water Co. Inc.	2,518,226	990
*,1	Kaival Brands Innovations Group Inc.	602,288	952
*	Rocky Mountain Chocolate Factory Inc.	133,036	917
*,1	Zevia PBC Class A	319,686	898
*	Willamette Valley Vineyards Inc.	139,231	873
*,1	NewAge Inc.	3,463,651	776
*	Better Choice Co. Inc.	297,634	655
*	S&W Seed Co.	566,099	572
	Coffee Holding Co. Inc.	230,234	562

15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bridgford Foods Corp.	39,983	527
	Mannatech Inc.	30,953	515
*,1	Arcadia Biosciences Inc.	483,138	483
*	MamaMancini's Holdings Inc.	332,476	465
*,1	Boxed Inc.	228,600	423
*	Lifeway Foods Inc.	78,472	390
*	Reed's Inc.	2,402,268	375
*,1	Greenlane Holdings Inc. Class A	1,732,911	340
*,1	Laird Superfood Inc.	174,620	334
*	Nuzee Inc.	319,610	323
*	Zivo Bioscience Inc.	81,788	321
*	Stryve Foods Inc. Class A	316,090	278
*	Eastside Distilling Inc.	341,987	236
*,1	Yield10 Bioscience Inc.	75,975	171
*,1	Guardion Health Sciences Inc.	787,758	114
*,1	Calyxt Inc.	73,912	18
*	Blue Star Foods Corp.	9,131	11
*	Winc Inc.	3,200	5
			64,319,872
Energy (4.4%)
	Exxon Mobil Corp.	124,203,497	10,636,787
	Chevron Corp.	52,137,944	7,548,532
	ConocoPhillips	38,138,209	3,425,193
	EOG Resources Inc.	17,273,532	1,907,689
	Pioneer Natural Resources Co.	6,776,997	1,511,812
	Schlumberger NV	41,681,306	1,490,523
	Marathon Petroleum Corp.	15,947,490	1,311,043
	Occidental Petroleum Corp.	22,109,458	1,301,805
	Valero Energy Corp.	12,034,190	1,278,994
	Phillips 66	14,187,582	1,163,240
	Williams Cos. Inc.	35,907,633	1,120,677
	Devon Energy Corp.	19,454,738	1,072,151
	Kinder Morgan Inc.	60,159,076	1,008,266
	Cheniere Energy Inc.	6,746,764	897,522
	Hess Corp.	8,261,338	875,206
	Baker Hughes Co.	29,033,841	838,207
*	Enphase Energy Inc.	3,981,880	777,422
	Halliburton Co.	23,935,771	750,626
	ONEOK Inc.	13,166,919	730,764
	Diamondback Energy Inc.	5,236,548	634,408
	Coterra Energy Inc.	22,583,114	582,418
	Marathon Oil Corp.	20,863,815	469,019
		Shares	Market Value• ($000)
	Targa Resources Corp.	6,719,087	400,928
	APA Corp.	9,967,848	347,878
	EQT Corp.	9,803,104	337,227
	Ovintiv Inc.	7,613,982	336,462
[1]	Chesapeake Energy Corp.	3,750,050	304,129
*,1	Plug Power Inc.	17,043,022	282,403
	Texas Pacific Land Corp.	182,639	271,770
*	Antero Resources Corp.	8,254,948	253,014
*	Southwestern Energy Co.	32,909,136	205,682
	NOV Inc.	11,573,981	195,716
	HF Sinclair Corp.	4,284,496	193,488
*	First Solar Inc.	2,832,011	192,945
*	Range Resources Corp.	7,566,643	187,274
	PDC Energy Inc.	2,929,711	180,499
	Matador Resources Co.	3,301,499	153,817
	DT Midstream Inc.	2,859,055	140,151
	Murphy Oil Corp.	4,345,550	131,192
	SM Energy Co.	3,585,470	122,587
	Helmerich & Payne Inc.	2,800,509	120,590
	ChampionX Corp.	6,002,707	119,154
	Magnolia Oil & Gas Corp. Class A	5,089,667	106,832
	Continental Resources Inc.	1,609,618	105,189
*,1	ChargePoint Holdings Inc.	7,417,076	101,540
	Patterson-UTI Energy Inc.	6,402,767	100,908
	California Resources Corp.	2,280,201	87,788
*	PBF Energy Inc. Class A	3,016,006	87,524
*	Denbury Inc.	1,410,908	84,640
	Antero Midstream Corp.	9,209,811	83,349
	Whiting Petroleum Corp.	1,153,802	78,493
	Civitas Resources Inc.	1,498,593	78,361
	Equitrans Midstream Corp.	12,142,423	77,226
*	CNX Resources Corp.	4,593,446	75,608
*	Peabody Energy Corp.	3,384,133	72,184
	Cactus Inc. Class A	1,690,039	68,058
	Arcosa Inc.	1,427,186	66,264
	Arch Resources Inc.	455,283	65,146
	Chord Energy Corp.	516,850	62,875

16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	New Fortress Energy Inc. Class A	1,537,218	60,828
	Alpha Metallurgical Resources Inc.	469,745	60,658
*	NexTier Oilfield Solutions Inc.	6,122,995	58,230
*	Transocean Ltd.	17,029,448	56,708
*	Delek US Holdings Inc.	2,101,758	54,309
*	Liberty Energy Inc. Class A	4,146,515	52,910
	Enviva Inc.	888,178	50,822
*	Callon Petroleum Co.	1,277,414	50,075
	Northern Oil & Gas Inc.	1,933,569	48,842
	Warrior Met Coal Inc.	1,520,799	46,552
*	Array Technologies Inc.	4,216,459	46,423
*	Tellurian Inc.	15,051,151	44,852
*	Weatherford International plc	2,074,309	43,913
*	Green Plains Inc.	1,507,146	40,949
*	Ameresco Inc. Class A	893,874	40,725
*,1	SunPower Corp.	2,566,737	40,580
*,1	FuelCell Energy Inc.	10,238,717	38,395
*	CONSOL Energy Inc.	766,531	37,851
	Brigham Minerals Inc. Class A	1,485,208	36,581
	Archrock Inc.	4,374,286	36,175
	World Fuel Services Corp.	1,759,361	35,997
*	Nabors Industries Ltd.	262,404	35,136
*	Centennial Resource Development Inc. Class A	5,857,731	35,029
*	Laredo Petroleum Inc.	484,748	33,419
*	NOW Inc.	3,285,839	32,135
*	Oceaneering International Inc.	2,965,542	31,672
*,1	Stem Inc.	4,320,625	30,936
*	Noble Corp.	1,199,760	30,414
*	Shoals Technologies Group Inc. Class A	1,817,962	29,960
	CVR Energy Inc.	892,260	29,891
*	Gulfport Energy Corp.	371,646	29,550
*	Comstock Resources Inc.	2,416,688	29,194
*	Talos Energy Inc.	1,818,205	28,128
[1]	Core Laboratories NV	1,385,507	27,447
*	Dril-Quip Inc.	1,021,571	26,357
*	ProPetro Holding Corp.	2,616,764	26,168
		Shares	Market Value• ($000)
*	Tidewater Inc.	1,118,301	23,585
*	Par Pacific Holdings Inc.	1,499,354	23,375
*	MRC Global Inc.	2,310,782	23,015
*	Ranger Oil Corp.	618,155	20,319
*,1	Earthstone Energy Inc. Class A	1,278,456	17,451
*	Diamond Offshore Drilling Inc.	2,931,400	17,266
*,1	Montauk Renewables Inc.	1,696,905	17,054
	SunCoke Energy Inc.	2,447,439	16,667
*	Bristow Group Inc. Class A	672,064	15,726
*	RPC Inc.	2,243,403	15,502
	Berry Corp.	2,012,714	15,337
*	SandRidge Energy Inc.	920,016	14,417
*	TETRA Technologies Inc.	3,406,248	13,829
*	REX American Resources Corp.	159,051	13,488
[1]	Kinetik Holdings Inc. Class A	393,252	13,426
*	Helix Energy Solutions Group Inc.	4,308,876	13,358
*,1	Gevo Inc.	5,623,822	13,216
*	Select Energy Services Inc. Class A	1,903,133	12,979
*	TPI Composites Inc.	1,021,229	12,765
*,1	EVgo Inc.	2,025,625	12,174
*	W&T Offshore Inc.	2,772,648	11,978
[1]	Crescent Energy Co. Class A	934,596	11,664
[1]	VAALCO Energy Inc.	1,607,993	11,159
	Solaris Oilfield Infrastructure Inc. Class A	924,192	10,055
*,1	Fluence Energy Inc. Class A	1,056,062	10,011
*	DMC Global Inc.	547,995	9,880
*	Oil States International Inc.	1,780,574	9,651
*,1	SilverBow Resources Inc.	325,084	9,219
	Ramaco Resources Inc.	651,180	8,563
*	Centrus Energy Corp. Class A	342,567	8,479
*,1	ProFrac Holding Corp. Class A	459,789	8,419
	Sitio Royalties Corp.	329,389	7,635
*	Newpark Resources Inc.	2,465,453	7,618
*,1	NextDecade Corp.	1,693,218	7,518
*	Amplify Energy Corp.	1,044,290	6,830
*,1	Ring Energy Inc.	2,166,776	5,764

17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Solid Power Inc.	998,000	5,369
*,1	Aemetis Inc.	909,905	4,468
*,1	ESS Tech Inc.	1,588,400	4,463
*,1	Camber Energy Inc.	10,962,939	4,356
*,1	Volta Inc.	3,314,921	4,309
	Evolution Petroleum Corp.	784,579	4,284
*,1	FTC Solar Inc.	1,180,200	4,272
	NACCO Industries Inc. Class A	111,685	4,233
*,1	Beam Global	268,717	4,170
*	Matrix Service Co.	756,599	3,828
*	American Superconductor Corp.	706,925	3,662
*	Ranger Energy Services Inc. Class A	357,073	3,621
*	Natural Gas Services Group Inc.	320,025	3,520
*,1	Hallador Energy Co.	634,784	3,434
*	SEACOR Marine Holdings Inc.	528,307	3,043
*	Exterran Corp.	689,135	2,963
*,1	Empire Petroleum Corp.	234,700	2,786
	Epsilon Energy Ltd.	433,717	2,555
	PHX Minerals Inc.	779,043	2,368
*	Forum Energy Technologies Inc.	119,145	2,338
*,1	Advent Technologies Holdings Inc.	906,752	2,285
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	70,676	2,260
	Adams Resources & Energy Inc.	67,642	2,177
*,1	American Resources Corp.	1,448,956	2,101
*	Geospace Technologies Corp.	385,060	1,825
*	Ideal Power Inc.	149,114	1,825
*	Battalion Oil Corp.	207,283	1,768
*,1	Flotek Industries Inc.	1,758,250	1,744
*,1	Ecoark Holdings Inc.	606,969	1,590
*,1	Sunworks Inc.	1,002,214	1,583
*	PrimeEnergy Resources Corp.	18,526	1,452
*,1	KLX Energy Services Holdings Inc.	293,070	1,269
*	Gulf Island Fabrication Inc.	364,861	1,222
*,1	US Well Services Inc.	1,260,270	1,184
*	Profire Energy Inc.	786,592	1,133
*	Nine Energy Service Inc.	409,723	1,086
		Shares	Market Value• ($000)
*,1	Houston American Energy Corp.	226,500	1,040
*	PEDEVCO Corp.	768,132	883
*	iSun Inc.	262,173	852
*	Smart Sand Inc.	400,307	801
*	Capstone Green Energy Corp.	315,496	779
*	Mexco Energy Corp.	44,605	767
*	Enservco Corp.	374,605	734
*,1	Ocean Power Technologies Inc.	1,300,479	733
*	Barnwell Industries Inc.	267,900	630
*	Mammoth Energy Services Inc.	231,389	509
*	Independence Contract Drilling Inc.	158,897	497
	US Energy Corp. Wyoming	140,626	487
*	NCS Multistage Holdings Inc.	15,582	477
*	Dawson Geophysical Co.	288,312	386
*	MIND Technology Inc.	424,703	374
*	Stabilis Solutions Inc.	67,322	270
*	Superior Drilling Products Inc.	247,328	245
*	Energy Services of America Corp.	101,160	208
*,1	New Concept Energy Inc.	121,740	187
	Pineapple Energy Inc.	69,639	163
*,2	Pineapple Energy Inc. CVR	69,639	8
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	6
*,1	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	3
*,1,2	Harvest Natural Resources Inc.	51,829	—
			49,229,983
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	49,381,847	13,482,232
	JPMorgan Chase & Co.	86,593,445	9,751,288
	Bank of America Corp.	201,895,310	6,285,001
	Wells Fargo & Co.	111,756,788	4,377,513
	S&P Global Inc.	10,021,093	3,377,710
	Morgan Stanley	41,262,258	3,138,407
	Goldman Sachs Group Inc.	9,688,746	2,877,751

18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Charles Schwab Corp.	45,543,506	2,877,439
	BlackRock Inc.	4,243,317	2,584,350
	Citigroup Inc.	54,387,860	2,501,298
	Chubb Ltd.	11,862,901	2,332,009
	Marsh & McLennan Cos. Inc.	14,816,993	2,300,338
	CME Group Inc.	10,597,924	2,169,395
	Progressive Corp.	17,245,778	2,005,167
	PNC Financial Services Group Inc.	12,190,949	1,923,366
	Blackstone Inc.	20,662,468	1,885,037
	Truist Financial Corp.	39,247,348	1,861,502
	US Bancorp	39,417,641	1,814,000
	Aon plc Class A	5,949,142	1,604,365
	Intercontinental Exchange Inc.	16,458,422	1,547,750
	Moody's Corp.	4,623,938	1,257,572
	Travelers Cos. Inc.	7,073,709	1,196,376
	American International Group Inc.	23,359,198	1,194,356
	MetLife Inc.	17,961,855	1,127,825
	Prudential Financial Inc.	11,057,139	1,057,947
	Allstate Corp.	8,109,846	1,027,761
	Arthur J Gallagher & Co.	6,196,420	1,010,264
	Aflac Inc.	17,082,895	945,197
	MSCI Inc.	2,276,973	938,454
	Bank of New York Mellon Corp.	21,445,358	894,486
	M&T Bank Corp.	5,292,809	843,621
	Discover Financial Services	8,285,875	783,678
	Ameriprise Financial Inc.	3,239,847	770,047
	KKR & Co. Inc.	16,613,042	769,018
	First Republic Bank	5,300,726	764,365
	T. Rowe Price Group Inc.	6,701,695	761,380
*	SVB Financial Group	1,736,057	685,725
	Fifth Third Bancorp	20,235,065	679,898
	Willis Towers Watson plc	3,288,328	649,083
	Hartford Financial Services Group Inc.	9,695,083	634,349
	Northern Trust Corp.	5,840,743	563,515
	Cincinnati Financial Corp.	4,496,323	534,973
	Citizens Financial Group Inc.	14,616,639	521,668
	Nasdaq Inc.	3,396,770	518,143
	Regions Financial Corp.	27,580,175	517,128
	Raymond James Financial Inc.	5,750,546	514,156
		Shares	Market Value• ($000)
	Huntington Bancshares Inc.	42,477,412	511,003
	Principal Financial Group Inc.	7,446,782	497,371
	Broadridge Financial Solutions Inc.	3,459,601	493,166
*	Markel Corp.	379,910	491,319
*	Arch Capital Group Ltd.	10,517,961	478,462
	State Street Corp.	7,697,026	474,522
	KeyCorp	27,454,631	473,043
	Apollo Global Management Inc.	9,329,168	452,278
*	Berkshire Hathaway Inc. Class A	1,051	429,806
	FactSet Research Systems Inc.	1,117,373	429,708
	LPL Financial Holdings Inc.	2,238,146	412,893
	W R Berkley Corp.	5,855,085	399,668
	Brown & Brown Inc.	6,655,491	388,281
	Loews Corp.	6,164,076	365,283
	Cboe Global Markets Inc.	3,131,580	354,464
	First Horizon Corp.	15,782,000	344,995
	Everest Re Group Ltd.	1,161,310	325,492
*	Alleghany Corp.	376,486	313,650
	Ally Financial Inc.	9,048,326	303,209
	American Financial Group Inc.	2,134,644	296,310
	Equitable Holdings Inc.	11,215,973	292,400
	Fidelity National Financial Inc.	7,848,549	290,082
	Comerica Inc.	3,857,337	283,051
	Signature Bank	1,558,013	279,212
	Assurant Inc.	1,592,685	275,296
	East West Bancorp Inc.	4,185,273	271,206
	Annaly Capital Management Inc.	45,880,601	271,154
	MarketAxess Holdings Inc.	1,057,980	270,853
	Ares Management Corp. Class A	4,557,393	259,133
	Globe Life Inc.	2,620,303	255,401
	Carlyle Group Inc.	7,464,433	236,324
	Reinsurance Group of America Inc.	1,979,128	232,132
	First Citizens BancShares Inc. Class A	353,615	231,186
	Zions Bancorp NA	4,467,487	227,395
	Webster Financial Corp.	5,264,020	221,878

19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	3,169,212	216,299
	Invesco Ltd.	13,398,382	216,116
	Western Alliance Bancorp	3,036,373	214,368
	Lincoln National Corp.	4,574,648	213,956
	Commerce Bancshares Inc.	3,208,863	210,662
	Franklin Resources Inc.	8,828,822	205,800
	RenaissanceRe Holdings Ltd.	1,303,078	203,762
	Cullen/Frost Bankers Inc.	1,699,022	197,851
	SEI Investments Co.	3,637,708	196,509
*,1	Coinbase Global Inc. Class A	4,101,415	192,849
	Morningstar Inc.	758,302	183,380
	Old Republic International Corp.	8,183,092	182,974
	Voya Financial Inc.	3,012,030	179,306
	Starwood Property Trust Inc.	8,574,956	179,131
	Prosperity Bancshares Inc.	2,583,879	176,401
	SouthState Corp.	2,224,668	171,633
	Unum Group	5,035,789	171,318
	AGNC Investment Corp.	15,445,510	170,982
	Stifel Financial Corp.	2,981,098	167,001
	First American Financial Corp.	3,004,990	159,024
	First Financial Bankshares Inc.	4,012,615	157,575
	Popular Inc.	2,033,461	156,434
	Glacier Bancorp Inc.	3,286,875	155,864
	Selective Insurance Group Inc.	1,783,936	155,095
	Pinnacle Financial Partners Inc.	2,138,067	154,604
	Interactive Brokers Group Inc. Class A	2,757,263	151,677
	RLI Corp.	1,269,262	147,983
	Kinsale Capital Group Inc.	640,677	147,125
	Synovus Financial Corp.	4,061,019	146,400
	Erie Indemnity Co. Class A	750,517	144,242
*,1	Robinhood Markets Inc. Class A	17,513,698	143,963
	Wintrust Financial Corp.	1,774,980	142,265
	United Bankshares Inc.	3,990,904	139,961
		Shares	Market Value• ($000)
	Hanover Insurance Group Inc.	942,960	137,908
	Primerica Inc.	1,147,099	137,296
	Jefferies Financial Group Inc.	4,942,605	136,515
	Cadence Bank	5,678,275	133,326
	Affiliated Managers Group Inc.	1,142,679	133,236
	Valley National Bancorp	12,714,939	132,363
	Blackstone Mortgage Trust Inc. Class A	4,753,255	131,523
	Axis Capital Holdings Ltd.	2,265,701	129,349
	Old National Bancorp	8,650,656	127,943
	New Residential Investment Corp.	13,720,146	127,872
	SLM Corp.	7,952,681	126,766
	Bank OZK	3,361,332	126,151
	OneMain Holdings Inc.	3,314,741	123,905
[1]	Blue Owl Capital Inc. Class A	12,308,874	123,458
	Home BancShares Inc.	5,779,764	120,046
	New York Community Bancorp Inc.	13,085,123	119,467
	Houlihan Lokey Inc. Class A	1,491,995	117,763
	Essent Group Ltd.	3,009,241	117,059
	MGIC Investment Corp.	9,118,999	114,899
	ServisFirst Bancshares Inc.	1,446,164	114,131
	FNB Corp.	10,391,415	112,851
	Umpqua Holdings Corp.	6,397,197	107,281
	Hancock Whitney Corp.	2,419,933	107,276
*,1	SoFi Technologies Inc.	20,202,667	106,468
	First Interstate BancSystem Inc. Class A	2,756,629	105,055
	Independent Bank Corp. (Massachusetts)	1,312,939	104,287
	White Mountains Insurance Group Ltd.	83,641	104,228
[1]	Lazard Ltd. Class A	3,159,022	102,384
	Community Bank System Inc.	1,607,607	101,729
	Assured Guaranty Ltd.	1,795,610	100,177
	Radian Group Inc.	5,091,854	100,055
	UMB Financial Corp.	1,142,841	98,399

20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CVB Financial Corp.	3,959,272	98,230
*	Ryan Specialty Holdings Inc. Class A	2,440,120	95,628
	Evercore Inc. Class A	1,019,429	95,429
	United Community Banks Inc.	3,143,549	94,904
	Janus Henderson Group plc	3,956,951	93,028
	FirstCash Holdings Inc.	1,336,258	92,883
	PacWest Bancorp	3,460,183	92,248
*,1	Credit Acceptance Corp.	194,090	91,884
	Kemper Corp.	1,898,305	90,929
*	Brighthouse Financial Inc.	2,206,360	90,505
	Walker & Dunlop Inc.	931,898	89,779
	Eastern Bankshares Inc.	4,848,081	89,496
	Bank of Hawaii Corp.	1,194,880	88,899
	First Hawaiian Inc.	3,782,858	85,909
	BankUnited Inc.	2,410,434	85,739
	Pacific Premier Bancorp Inc.	2,837,467	82,968
	Cathay General Bancorp	2,111,241	82,655
	Federated Hermes Inc. Class B	2,571,273	81,741
	American Equity Investment Life Holding Co.	2,204,716	80,626
*	Texas Capital Bancshares Inc.	1,499,740	78,946
	Ameris Bancorp	1,950,110	78,355
	Simmons First National Corp. Class A	3,667,402	77,969
	Associated Banc-Corp	4,207,464	76,828
	WSFS Financial Corp.	1,909,445	76,550
	Moelis & Co. Class A	1,919,118	75,517
	First Bancorp (XNYS)	5,830,720	75,275
	Independent Bank Group Inc.	1,063,097	72,195
*	Mr Cooper Group Inc.	1,955,642	71,850
	Atlantic Union Bankshares Corp.	2,110,952	71,604
	Virtu Financial Inc. Class A	2,951,226	69,088
*	Enstar Group Ltd.	319,018	68,263
	Artisan Partners Asset Management Inc. Class A	1,892,130	67,303
	Fulton Financial Corp.	4,619,857	66,757
		Shares	Market Value• ($000)
	Columbia Banking System Inc.	2,324,733	66,604
*	Trupanion Inc.	1,084,891	65,376
	International Bancshares Corp.	1,590,554	63,749
*,1	Upstart Holdings Inc.	1,998,139	63,181
	Hamilton Lane Inc. Class A	935,573	62,852
	CNO Financial Group Inc.	3,434,669	62,133
	First Merchants Corp.	1,739,035	61,944
[1]	Chimera Investment Corp.	6,996,924	61,713
	BOK Financial Corp.	813,990	61,521
[1]	Jackson Financial Inc. Class A	2,287,275	61,185
	Seacoast Banking Corp. of Florida	1,824,099	60,268
	Arbor Realty Trust Inc.	4,448,727	58,323
	Washington Federal Inc.	1,934,340	58,069
	Navient Corp.	4,138,042	57,891
	Banner Corp.	1,021,299	57,407
*	Axos Financial Inc.	1,600,021	57,361
	Piper Sandler Cos.	498,740	56,537
	WesBanco Inc.	1,722,490	54,620
	Towne Bank	2,001,642	54,345
*	Genworth Financial Inc. Class A	15,181,346	53,590
	Flagstar Bancorp Inc.	1,508,786	53,486
	First Financial Bancorp	2,703,315	52,444
	Park National Corp.	431,254	52,290
	Two Harbors Investment Corp.	10,322,326	51,405
	BancFirst Corp.	531,851	50,903
	Sandy Spring Bancorp Inc.	1,272,435	49,714
*	Focus Financial Partners Inc. Class A	1,452,936	49,487
	Stock Yards Bancorp Inc.	825,508	49,382
	Lakeland Financial Corp.	720,973	47,887
	Trustmark Corp.	1,637,695	47,804
*	Silvergate Capital Corp. Class A	883,368	47,287
	Horace Mann Educators Corp.	1,225,413	47,031
	Hope Bancorp Inc.	3,390,821	46,929
	Cohen & Steers Inc.	723,373	45,999
	PJT Partners Inc. Class A	652,524	45,859
	Northwest Bancshares Inc.	3,568,914	45,682

21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	NBT Bancorp Inc.	1,213,925	45,631
	Renasant Corp.	1,581,483	45,563
	Eagle Bancorp Inc.	955,716	45,311
*	Palomar Holdings Inc.	703,565	45,310
	Provident Financial Services Inc.	2,006,445	44,663
	Heartland Financial USA Inc.	1,071,432	44,507
	Veritex Holdings Inc.	1,515,284	44,337
*	Triumph Bancorp Inc.	703,132	43,988
*	Cannae Holdings Inc.	2,272,386	43,948
	Apollo Commercial Real Estate Finance Inc.	4,197,357	43,820
*	NMI Holdings Inc. Class A	2,539,280	42,279
	FB Financial Corp.	1,057,252	41,465
	TriCo Bancshares	907,145	41,402
	Westamerica Bancorp	742,291	41,316
*	PRA Group Inc.	1,113,812	40,498
	Safety Insurance Group Inc.	415,622	40,357
	Enterprise Financial Services Corp.	969,005	40,214
	Stewart Information Services Corp.	801,965	39,898
*	BRP Group Inc. Class A	1,650,884	39,869
*	Encore Capital Group Inc.	685,552	39,604
	StepStone Group Inc. Class A	1,519,616	39,556
*	StoneX Group Inc.	503,390	39,300
[1]	Hilltop Holdings Inc.	1,440,657	38,408
	PennyMac Mortgage Investment Trust	2,766,349	38,259
	Argo Group International Holdings Ltd.	1,029,437	37,945
	ProAssurance Corp.	1,594,213	37,671
[1]	Compass Diversified Holdings	1,757,592	37,648
	First Bancorp (XNGS)	1,068,690	37,297
	OFG Bancorp	1,443,659	36,669
	Ladder Capital Corp.	3,460,731	36,476
	Mercury General Corp.	822,088	36,419
	Virtus Investment Partners Inc.	209,868	35,892
	First Commonwealth Financial Corp.	2,669,887	35,830
	First Busey Corp.	1,560,247	35,652
	Capitol Federal Financial Inc.	3,867,787	35,506
*	LendingClub Corp.	2,998,954	35,058
		Shares	Market Value• ($000)
	PennyMac Financial Services Inc.	797,464	34,857
	Ready Capital Corp.	2,849,337	33,964
	Southside Bancshares Inc.	897,515	33,585
	City Holding Co.	420,415	33,583
[1]	Franklin BSP Realty Trust Inc.	2,460,530	33,168
	MFA Financial Inc.	3,041,407	32,695
	Live Oak Bancshares Inc.	964,117	32,674
	BGC Partners Inc. Class A	9,692,523	32,664
	Employers Holdings Inc.	778,955	32,630
	National Bank Holdings Corp. Class A	852,175	32,613
*	Open Lending Corp. Class A	3,151,327	32,238
	Meta Financial Group Inc.	822,428	31,803
	iStar Inc.	2,310,937	31,683
	OceanFirst Financial Corp.	1,641,300	31,398
	Berkshire Hills Bancorp Inc.	1,262,521	31,273
	New York Mortgage Trust Inc.	11,305,464	31,203
*	Customers Bancorp Inc.	918,369	31,133
	S&T Bancorp Inc.	1,115,948	30,610
	AMERISAFE Inc.	570,152	29,654
	First Foundation Inc.	1,441,723	29,527
	Dime Community Bancshares Inc.	976,198	28,944
	Brookline Bancorp Inc.	2,141,840	28,508
	Preferred Bank	409,833	27,877
*	Bancorp Inc.	1,414,509	27,611
	TPG Inc. Class A	1,142,814	27,325
[1]	Redwood Trust Inc.	3,537,786	27,276
	Banc of California Inc.	1,542,166	27,173
	German American Bancorp Inc.	791,561	27,056
	QCR Holdings Inc.	500,631	27,029
	Lakeland Bancorp Inc.	1,826,573	26,705
	Premier Financial Corp.	1,041,700	26,407
*	Enova International Inc.	911,247	26,262
	Heritage Financial Corp.	1,036,767	26,085
	James River Group Holdings Ltd.	1,051,256	26,050
	Broadmark Realty Capital Inc.	3,792,954	25,451

22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	MoneyGram International Inc.	2,544,718	25,447
	KKR Real Estate Finance Trust Inc.	1,450,623	25,313
	Tompkins Financial Corp.	350,250	25,253
	Origin Bancorp Inc.	650,130	25,225
	ConnectOne Bancorp Inc.	1,020,351	24,948
	Goosehead Insurance Inc. Class A	545,944	24,933
*	Columbia Financial Inc.	1,139,064	24,843
*	Blucora Inc.	1,333,954	24,625
	United Fire Group Inc.	714,294	24,450
[1]	Rocket Cos. Inc. Class A	3,316,945	24,413
	Nelnet Inc. Class A	285,793	24,364
[1]	Claros Mortgage Trust Inc.	1,434,200	24,023
*	Nicolet Bankshares Inc.	331,427	23,975
	Amerant Bancorp Inc. Class A	846,216	23,796
	Ellington Financial Inc.	1,572,980	23,076
	Washington Trust Bancorp Inc.	473,811	22,918
	Federal Agricultural Mortgage Corp. Class C	233,024	22,755
	TFS Financial Corp.	1,605,671	22,046
	Allegiance Bancshares Inc.	580,123	21,905
[1]	ARMOUR Residential REIT Inc.	3,081,000	21,690
*,1	Lemonade Inc.	1,183,492	21,611
*	Metropolitan Bank Holding Corp.	310,975	21,588
	Univest Financial Corp.	830,436	21,126
[1]	Enact Holdings Inc.	966,985	20,771
	Kearny Financial Corp.	1,866,666	20,739
	Peoples Bancorp Inc.	779,422	20,733
	Hanmi Financial Corp.	918,817	20,618
	B. Riley Financial Inc.	486,836	20,569
	Victory Capital Holdings Inc. Class A	804,805	19,396
	HarborOne Bancorp Inc.	1,368,579	18,873
	Horizon Bancorp Inc.	1,076,412	18,751
		Shares	Market Value• ($000)
	First Mid Bancshares Inc.	521,337	18,596
	WisdomTree Investments Inc.	3,662,568	18,569
	HomeStreet Inc.	535,243	18,557
	Heritage Commerce Corp.	1,681,145	17,971
	Great Southern Bancorp Inc.	302,711	17,727
	Brightsphere Investment Group Inc.	982,467	17,694
	Community Trust Bancorp Inc.	436,138	17,637
	Flushing Financial Corp.	829,044	17,625
	Camden National Corp.	397,052	17,490
	Cowen Inc. Class A	736,215	17,441
	Old Second Bancorp Inc.	1,275,595	17,067
*	MBIA Inc.	1,381,672	17,064
	TrustCo Bank Corp.	545,231	16,815
	Northfield Bancorp Inc.	1,272,874	16,586
	Central Pacific Financial Corp.	772,162	16,563
	First Bancshares Inc.	576,125	16,477
	Dynex Capital Inc.	1,032,144	16,432
	TPG RE Finance Trust Inc.	1,816,543	16,367
	HCI Group Inc.	237,701	16,107
*,1	Marathon Digital Holdings Inc.	2,968,256	15,850
	Cambridge Bancorp	187,772	15,529
*,1	Oscar Health Inc. Class A	3,618,343	15,378
	Byline Bancorp Inc.	644,447	15,338
*	CrossFirst Bankshares Inc.	1,158,387	15,291
	Diamond Hill Investment Group Inc.	87,521	15,197
*	Ambac Financial Group Inc.	1,332,545	15,124
*,1	Riot Blockchain Inc.	3,548,257	14,867
[1]	Orchid Island Capital Inc.	5,205,932	14,837
	Granite Point Mortgage Trust Inc.	1,542,525	14,762
[1]	Invesco Mortgage Capital Inc.	1,001,844	14,707
	Midland States Bancorp Inc.	605,594	14,558
*	SiriusPoint Ltd.	2,665,000	14,444
	Bank First Corp.	189,999	14,404
[1]	CBTX Inc.	539,023	14,333

23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	CBL & Associates Properties Inc.	606,800	14,254
	Peapack-Gladstone Financial Corp.	477,690	14,187
*	LendingTree Inc.	319,452	13,998
*	World Acceptance Corp.	124,692	13,995
	Bank of Marin Bancorp	426,894	13,567
	Mercantile Bank Corp.	424,074	13,549
	First Financial Corp.	303,859	13,522
	Farmers National Banc Corp.	895,587	13,434
	Business First Bancshares Inc.	622,921	13,274
	BrightSpire Capital Inc. Class A	1,758,048	13,273
	First Community Bankshares Inc.	439,750	12,933
	Equity Bancshares Inc. Class A	432,117	12,601
	Hingham Institution For Savings	43,253	12,274
	Republic Bancorp Inc. Class A	253,793	12,246
*	AssetMark Financial Holdings Inc.	640,865	12,029
	Arrow Financial Corp.	372,188	11,839
	Financial Institutions Inc.	450,573	11,724
	P10 Inc. Class A	1,053,805	11,718
*	Coastal Financial Corp.	303,462	11,568
*	EZCORP Inc. Class A	1,538,575	11,555
	Independent Bank Corp. (Michigan)	598,641	11,542
	National Western Life Group Inc. Class A	55,873	11,325
	Metrocity Bankshares Inc.	554,638	11,265
	Farmers & Merchants Bancorp Inc.	333,453	11,067
	CNB Financial Corp.	455,730	11,024
	First of Long Island Corp.	623,888	10,937
	Bar Harbor Bankshares	412,183	10,659
	Capital City Bank Group Inc.	378,412	10,554
	HomeTrust Bancshares Inc.	417,531	10,438
	1st Source Corp.	229,330	10,412
	Universal Insurance Holdings Inc.	798,817	10,409
		Shares	Market Value• ($000)
	American National Bankshares Inc.	296,822	10,273
	Waterstone Financial Inc.	600,218	10,234
*	Blue Foundry Bancorp	844,405	10,124
	Peoples Financial Services Corp.	179,285	10,011
	Citizens & Northern Corp.	409,413	9,896
*	Southern First Bancshares Inc.	226,710	9,882
	Southern Missouri Bancorp Inc.	217,810	9,858
	Merchants Bancorp	434,604	9,852
	Mid Penn Bancorp Inc.	365,174	9,849
	Capstar Financial Holdings Inc.	501,215	9,834
	SmartFinancial Inc.	401,450	9,699
	West Bancorp Inc.	398,357	9,696
	First Internet Bancorp	263,312	9,695
	Shore Bancshares Inc.	509,859	9,432
	MVB Financial Corp.	302,098	9,398
	Primis Financial Corp.	682,667	9,305
*	Bridgewater Bancshares Inc.	573,719	9,260
*	Carter Bankshares Inc.	688,089	9,083
	Alerus Financial Corp.	380,671	9,064
	RBB Bancorp	435,114	8,994
	First Bancorp Inc.	295,916	8,916
	Guaranty Bancshares Inc.	245,483	8,899
[1]	UWM Holdings Corp. Class A	2,484,100	8,794
	Sierra Bancorp	393,731	8,556
	MidWestOne Financial Group Inc.	286,575	8,517
	Civista Bancshares Inc.	398,946	8,482
	Summit Financial Group Inc.	304,535	8,460
	Enterprise Bancorp Inc.	255,668	8,230
	Macatawa Bank Corp.	924,057	8,169
*,1	Hippo Holdings Inc.	9,247,900	8,125
	Amalgamated Financial Corp.	404,457	8,000
	BayCom Corp.	386,727	7,998
	Regional Management Corp.	211,580	7,907
[1]	John Marshall Bancorp Inc.	346,600	7,812

24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Donegal Group Inc. Class A	455,553	7,767
[1]	Five Star Bancorp	293,908	7,765
*	Third Coast Bancshares Inc.	351,900	7,707
	PCSB Financial Corp.	400,428	7,644
	Northeast Bank	204,444	7,468
	Orrstown Financial Services Inc.	307,627	7,435
*	Professional Holding Corp. Class A	367,867	7,376
*	SWK Holdings Corp.	422,178	7,375
	BCB Bancorp Inc.	430,285	7,328
[1]	GCM Grosvenor Inc. Class A	1,068,829	7,321
	Northrim Bancorp Inc.	176,916	7,123
	AFC Gamma Inc.	464,341	7,118
	Blue Ridge Bankshares Inc.	462,864	7,091
	South Plains Financial Inc.	292,506	7,061
	Oppenheimer Holdings Inc. Class A	213,217	7,045
	First Bank	503,770	7,043
	ACNB Corp.	236,741	7,029
	Home Bancorp Inc.	205,685	7,020
[1]	Colony Bankcorp Inc.	463,412	6,993
	Red River Bancshares Inc.	127,746	6,909
	Esquire Financial Holdings Inc.	206,705	6,883
*	FVCBankcorp Inc.	360,895	6,796
	Provident Bancorp Inc.	432,492	6,790
*	eHealth Inc.	718,465	6,703
	Tiptree Inc. Class A	630,245	6,693
	PCB Bancorp	355,560	6,642
	Codorus Valley Bancorp Inc.	285,570	6,428
*	Oportun Financial Corp.	776,546	6,422
	First Business Financial Services Inc.	205,340	6,405
	Parke Bancorp Inc.	290,867	6,097
*	First Western Financial Inc.	220,842	6,005
	Great Ajax Corp.	625,287	5,997
*	Clearwater Analytics Holdings Inc. Class A	497,034	5,984
	Investors Title Co.	37,598	5,899
	HBT Financial Inc.	330,067	5,898
	Ames National Corp.	265,164	5,881
		Shares	Market Value• ($000)
*,1	Ponce Financial Group Inc.	628,749	5,810
	Investar Holding Corp.	262,066	5,739
	FS Bancorp Inc.	199,645	5,732
	Community Financial Corp.	155,233	5,725
	Unity Bancorp Inc.	216,027	5,720
*,1	Citizens Inc. Class A	1,340,088	5,615
*	Ocwen Financial Corp.	204,363	5,600
	Manning & Napier Inc. Class A	447,715	5,583
	National Bankshares Inc.	173,594	5,451
*	Greenlight Capital Re Ltd. Class A	694,791	5,371
	Bankwell Financial Group Inc.	172,076	5,343
[1]	Capital Bancorp Inc.	244,721	5,310
[1]	Fidelity D&D Bancorp Inc.	129,702	5,279
	Crawford & Co. Class B	746,601	5,264
	Timberland Bancorp Inc.	207,724	5,193
	MainStreet Bancshares Inc.	225,063	5,125
	Meridian Corp.	167,194	5,066
	Evans Bancorp Inc.	146,463	4,978
	Norwood Financial Corp.	198,755	4,822
	William Penn Bancorp	410,356	4,801
	Northeast Community Bancorp Inc.	404,845	4,765
	Greene County Bancorp Inc.	105,184	4,764
	Territorial Bancorp Inc.	226,146	4,715
	Bank of Princeton	170,560	4,684
	Richmond Mutual Bancorp Inc.	333,035	4,656
	Chemung Financial Corp.	98,140	4,613
	C&F Financial Corp.	99,227	4,561
[1]	Southern States Bancshares Inc.	197,192	4,435
	Eagle Bancorp Montana Inc.	222,646	4,433
	OP Bancorp	422,079	4,428
	Penns Woods Bancorp Inc.	189,259	4,370
	LCNB Corp.	291,615	4,360
*	Republic First Bancorp Inc.	1,142,193	4,352

25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Central Valley Community Bancorp	300,097	4,351
	Nexpoint Real Estate Finance Inc.	213,897	4,336
	Sachem Capital Corp.	1,059,367	4,322
[1]	ESSA Bancorp Inc.	253,876	4,265
	Plumas Bancorp	148,640	4,242
*,1	Hagerty Inc. Class A	363,800	4,180
	Medallion Financial Corp.	650,658	4,164
	AG Mortgage Investment Trust Inc.	615,108	4,152
	Silvercrest Asset Management Group Inc. Class A	249,318	4,091
[1]	First Guaranty Bancshares Inc.	167,977	4,084
[1]	Orange County Bancorp Inc.	107,232	4,072
	Sculptor Capital Management Inc. Class A	486,498	4,062
	Western New England Bancorp Inc.	541,360	4,039
*,1	Sunlight Financial Holdings Inc.	1,368,600	4,037
[1]	Hawthorn Bancshares Inc.	157,895	4,025
*	Consumer Portfolio Services Inc.	390,029	3,998
*,1	Doma Holdings Inc.	3,869,974	3,986
	First Savings Financial Group Inc.	165,222	3,955
*	NI Holdings Inc.	240,510	3,952
	FNCB Bancorp Inc.	493,500	3,948
	Citizens Community Bancorp Inc.	282,098	3,901
	ChoiceOne Financial Services Inc.	192,470	3,876
	Luther Burbank Corp.	295,282	3,853
[1]	Finward Bancorp	101,400	3,801
*	California Bancorp	198,314	3,770
*	Pioneer Bancorp Inc.	382,436	3,748
	Peoples Bancorp of North Carolina Inc.	137,293	3,729
	Riverview Bancorp Inc.	558,880	3,677
*	Root Inc. Class A	3,078,300	3,663
	Salisbury Bancorp Inc.	77,320	3,651
	First Financial Northwest Inc.	230,131	3,576
	First Community Corp.	186,158	3,569
	Greenhill & Co. Inc.	386,465	3,563
		Shares	Market Value• ($000)
*	Maiden Holdings Ltd.	1,833,912	3,558
	First United Corp.	188,149	3,530
*,1	Bakkt Holdings Inc.	1,675,400	3,518
	Seven Hills Realty Trust	324,696	3,468
[1]	Cherry Hill Mortgage Investment Corp.	540,434	3,459
	First Northwest Bancorp	219,290	3,421
*	Sterling Bancorp Inc.	588,889	3,357
*,1	MarketWise Inc.	929,154	3,345
	SB Financial Group Inc.	192,368	3,320
*	Trean Insurance Group Inc.	530,381	3,304
	Middlefield Banc Corp.	129,280	3,258
	Pzena Investment Management Inc. Class A	493,761	3,254
	Federal Agricultural Mortgage Corp. Class A	35,555	3,235
[1]	Chicago Atlantic Real Estate Finance Inc.	213,600	3,217
	Curo Group Holdings Corp.	575,636	3,183
[1]	CB Financial Services Inc.	137,667	3,147
	Oak Valley Bancorp	182,519	3,139
*	Arlington Asset Investment Corp. Class A	964,778	3,136
	Westwood Holdings Group Inc.	222,721	3,074
	HMN Financial Inc.	132,983	3,069
	First National Corp.	167,836	3,063
	Ohio Valley Banc Corp.	101,374	3,059
	Partners Bancorp	320,406	2,895
	BankFinancial Corp.	308,169	2,894
[1]	Angel Oak Mortgage Inc.	216,627	2,807
	Guild Holdings Co. Class A	271,900	2,771
	Summit State Bank	181,477	2,762
	Prudential Bancorp Inc.	179,178	2,711
	Limestone Bancorp Inc.	146,744	2,702
[1]	Ellington Residential Mortgage REIT	361,184	2,698
	United Security Bancshares	348,691	2,657
	Provident Financial Holdings Inc.	178,916	2,653

26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	GAMCO Investors Inc. Class A	121,387	2,537
*	Bogota Financial Corp.	223,811	2,509
	Bank7 Corp.	109,773	2,507
*	Security National Financial Corp. Class A	293,859	2,486
*	Velocity Financial Inc.	225,504	2,478
	Randolph Bancorp Inc.	92,565	2,448
	Citizens Holding Co.	130,509	2,388
	Landmark Bancorp Inc.	92,095	2,334
*	Kingsway Financial Services Inc.	391,450	2,231
[1]	Union Bankshares Inc.	85,053	2,224
*,1	BM Technologies Inc.	352,423	2,076
[1]	TC Bancshares Inc.	151,263	2,057
*	Catalyst Bancorp Inc.	151,200	2,046
	Sound Financial Bancorp Inc.	53,437	2,028
*,1	NSTS Bancorp Inc.	186,636	2,021
*	ACRES Commercial Realty Corp.	245,355	2,009
	Heritage Insurance Holdings Inc.	757,606	2,000
*	Elevate Credit Inc.	834,643	1,970
*,1	Romeo Power Inc.	4,109,562	1,844
[1]	Bayfirst Financial Corp.	95,510	1,810
	Associated Capital Group Inc. Class A	48,920	1,753
	Lument Finance Trust Inc.	736,731	1,753
*	Finwise Bancorp	186,587	1,741
	Auburn National Bancorp Inc.	63,021	1,704
	Western Asset Mortgage Capital Corp.	1,397,650	1,691
*	MetroMile Inc.	1,800,516	1,652
[1]	IF Bancorp Inc.	85,645	1,627
	US Global Investors Inc. Class A	363,058	1,590
	Cullman Bancorp Inc.	139,542	1,578
	CF Bankshares Inc.	74,786	1,571
*	USCB Financial Holdings Inc.	130,762	1,509
*	Heritage Global Inc.	983,242	1,475
	United Bancshares Inc.	51,141	1,455
*	Rhinebeck Bancorp Inc.	154,020	1,446
		Shares	Market Value• ($000)
[1]	Hennessy Advisors Inc.	138,296	1,444
	Manhattan Bridge Capital Inc.	253,648	1,420
	AmeriServ Financial Inc.	351,198	1,384
*	Great Elm Group Inc.	643,568	1,384
*	Safeguard Scientifics Inc.	370,901	1,383
*	Nicholas Financial Inc.	148,305	1,382
	loanDepot Inc. Class A	959,700	1,382
*	Patriot National Bancorp Inc.	101,605	1,237
*	Broadway Financial Corp.	1,113,701	1,181
*,1	GoHealth Inc. Class A	1,812,700	1,084
*,1	OppFi Inc.	280,326	922
*	Affinity Bancshares Inc.	61,760	917
*	FFBW Inc.	70,764	859
*	Ashford Inc.	60,865	850
	Kingstone Cos. Inc.	202,353	797
*	Generations Bancorp NY Inc.	67,225	766
*	Hallmark Financial Services Inc.	312,490	756
*,1	Finance of America Cos. Inc. Class A	441,495	693
	Lake Shore Bancorp Inc.	49,379	691
	United Insurance Holdings Corp.	437,240	682
*,1	Midwest Holding Inc.	54,219	651
*,1	Carver Bancorp Inc.	112,506	648
	Mid-Southern Bancorp Inc.	33,699	471
*	Oxbridge Re Holdings Ltd.	132,133	441
*	Biorestorative Therapies Inc.	121,046	361
	Kentucky First Federal Bancorp	44,526	355
	1895 Bancorp of Wisconsin Inc.	31,035	318
*,1	Reliance Global Group Inc.	149,985	313
	Oconee Federal Financial Corp.	13,431	297
*	PB Bankshares Inc.	22,518	296
	Village Bank & Trust Financial Corp.	5,510	257
*,1	Blackboxstocks Inc.	139,866	207
	First Capital Inc.	7,533	204
*	OptimumBank Holdings Inc.	48,881	196

27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1,2	Palisade Bio Inc. CVR	204,224	196
*	First Seacoast Bancorp	18,095	193
*	NeuroOne Medical Technologies Corp.	231,480	190
*	LM Funding America Inc.	226,285	184
*	Impac Mortgage Holdings Inc.	244,016	142
*	Texas Community Bancshares Inc.	7,372	121
	Atlantic American Corp.	36,081	96
*	FG Financial Group Inc.	34,257	50
	Cincinnati Bancorp Inc.	3,324	49
*	Siebert Financial Corp.	22,140	34
*	Vericity Inc.	1,936	14
*	CFSB Bancorp Inc.	536	5
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			123,414,533
Health Care (14.2%)
	UnitedHealth Group Inc.	27,661,599	14,207,827
	Johnson & Johnson	77,587,134	13,772,492
	Pfizer Inc.	165,450,615	8,674,576
	Eli Lilly & Co.	25,215,442	8,175,603
	AbbVie Inc.	52,102,462	7,980,013
	Merck & Co. Inc.	74,561,132	6,797,738
	Thermo Fisher Scientific Inc.	11,541,426	6,270,226
	Abbott Laboratories	51,622,863	5,608,824
	Danaher Corp.	19,291,375	4,890,749
	Bristol-Myers Squibb Co.	62,767,327	4,833,084
	Amgen Inc.	15,747,839	3,831,449
	Medtronic plc	39,552,065	3,549,798
	Elevance Health Inc.	7,108,553	3,430,445
	Cigna Corp.	9,356,323	2,465,578
	Gilead Sciences Inc.	36,977,238	2,285,563
	Zoetis Inc.	12,491,900	2,147,233
*	Vertex Pharmaceuticals Inc.	7,540,462	2,124,827
*	Intuitive Surgical Inc.	10,585,160	2,124,547
	Becton Dickinson & Co.	8,404,638	2,071,995
	Stryker Corp.	10,033,715	1,996,007
*	Regeneron Pharmaceuticals Inc.	3,025,654	1,788,555
	Humana Inc.	3,730,057	1,745,928
*	Edwards Lifesciences Corp.	18,332,739	1,743,260
		Shares	Market Value• ($000)
*	Boston Scientific Corp.	42,147,555	1,570,839
*	Centene Corp.	17,251,995	1,459,691
*	Moderna Inc.	9,969,380	1,424,126
*	IQVIA Holdings Inc.	5,580,091	1,210,824
	HCA Healthcare Inc.	6,535,533	1,098,362
	Agilent Technologies Inc.	8,814,202	1,046,863
	Baxter International Inc.	14,845,328	953,515
	ResMed Inc.	4,314,905	904,534
*	Biogen Inc.	4,319,668	880,953
*	IDEXX Laboratories Inc.	2,477,084	868,788
*	Dexcom Inc.	11,578,010	862,909
*	Illumina Inc.	4,632,272	854,006
*	Veeva Systems Inc. Class A	4,125,268	816,968
*	Seagen Inc.	4,072,984	720,674
	West Pharmaceutical Services Inc.	2,184,481	660,522
	Zimmer Biomet Holdings Inc.	6,179,952	649,266
	Laboratory Corp. of America Holdings	2,747,873	643,992
	STERIS plc	2,953,805	608,927
*	Avantor Inc.	17,868,769	555,719
*	Align Technology Inc.	2,324,546	550,150
*	Horizon Therapeutics plc	6,780,935	540,847
*	Catalent Inc.	5,024,242	539,051
[1]	PerkinElmer Inc.	3,720,993	529,200
*	Alnylam Pharmaceuticals Inc.	3,565,094	519,969
*	Hologic Inc.	7,347,931	509,212
*	Molina Healthcare Inc.	1,731,543	484,157
	Quest Diagnostics Inc.	3,461,072	460,253
	Cooper Cos. Inc.	1,453,267	455,047
*	BioMarin Pharmaceutical Inc.	5,450,933	451,719
*	Insulet Corp.	2,043,076	445,268
	Royalty Pharma plc Class A	10,278,817	432,121
*	Incyte Corp.	5,545,907	421,323
	Cardinal Health Inc.	8,036,473	420,066
	Bio-Techne Corp.	1,156,692	400,956
	Viatris Inc.	35,742,586	374,225
	Teleflex Inc.	1,382,320	339,843
*	Charles River Laboratories International Inc.	1,497,390	320,397
*	ABIOMED Inc.	1,275,839	315,783
*	United Therapeutics Corp.	1,336,207	314,864
*	Henry Schein Inc.	4,068,109	312,187

28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bio-Rad Laboratories Inc. Class A	623,960	308,860
*	Neurocrine Biosciences Inc.	2,820,626	274,955
*	Jazz Pharmaceuticals plc	1,745,037	272,243
*	Repligen Corp.	1,634,437	265,433
*	Elanco Animal Health Inc.	13,304,638	261,170
	Organon & Co.	7,476,631	252,336
	DENTSPLY SIRONA Inc.	6,341,901	226,596
*	Syneos Health Inc.	3,029,551	217,158
	Chemed Corp.	442,237	207,582
*	Exact Sciences Corp.	5,200,880	204,863
*	Exelixis Inc.	9,435,071	196,438
	Bruker Corp.	3,086,930	193,736
*	Masimo Corp.	1,471,238	192,247
*	Shockwave Medical Inc.	1,004,062	191,947
	Universal Health Services Inc. Class B	1,877,389	189,072
*	Envista Holdings Corp.	4,801,754	185,060
*	Sarepta Therapeutics Inc.	2,457,274	184,197
*	Novocure Ltd.	2,623,025	182,300
*	Acadia Healthcare Co. Inc.	2,672,223	180,722
*	Halozyme Therapeutics Inc.	4,067,364	178,964
*	Tenet Healthcare Corp.	3,182,005	167,246
	Encompass Health Corp.	2,946,213	165,135
	Perrigo Co. plc	3,971,496	161,124
*	HealthEquity Inc.	2,492,751	153,030
*	Inspire Medical Systems Inc.	811,909	148,311
*	Omnicell Inc.	1,301,937	148,095
*	Alkermes plc	4,814,166	143,414
*	Intra-Cellular Therapies Inc.	2,498,723	142,627
*	Teladoc Health Inc.	4,278,946	142,104
*	LHC Group Inc.	867,993	135,181
*	QuidelOrtho Corp.	1,379,465	134,056
*	DaVita Inc.	1,671,542	133,656
*	Globus Medical Inc. Class A	2,342,350	131,500
*	agilon health Inc.	6,021,041	131,439
*	Penumbra Inc.	1,055,330	131,410
*	Ionis Pharmaceuticals Inc.	3,544,794	131,228
*	Lantheus Holdings Inc.	1,918,792	126,698
		Shares	Market Value• ($000)
*	Apellis Pharmaceuticals Inc.	2,665,085	120,515
*	Medpace Holdings Inc.	792,478	118,610
*,1	Novavax Inc.	2,299,481	118,262
	Premier Inc. Class A	3,308,349	118,042
*	Option Care Health Inc.	4,243,477	117,926
*	Ultragenyx Pharmaceutical Inc.	1,960,464	116,961
*	Guardant Health Inc.	2,849,658	114,955
	Ensign Group Inc.	1,560,585	114,656
*	10X Genomics Inc. Class A	2,495,705	112,931
*	Integra LifeSciences Holdings Corp.	2,082,949	112,542
*	Tandem Diabetes Care Inc.	1,888,883	111,803
*	ICU Medical Inc.	668,162	109,839
*	Arrowhead Pharmaceuticals Inc.	2,958,021	104,152
*	Intellia Therapeutics Inc.	2,009,474	104,010
*	Amedisys Inc.	957,948	100,699
*	STAAR Surgical Co.	1,413,287	100,244
*	Mirati Therapeutics Inc.	1,472,008	98,816
*	Haemonetics Corp.	1,511,245	98,503
*	Cytokinetics Inc.	2,395,650	94,125
*	Turning Point Therapeutics Inc.	1,242,248	93,479
*	Maravai LifeSciences Holdings Inc. Class A	3,289,480	93,454
*	Merit Medical Systems Inc.	1,679,254	91,133
*	Natera Inc.	2,559,547	90,710
*	iRhythm Technologies Inc.	832,896	89,978
*	Blueprint Medicines Corp.	1,769,003	89,352
*	Amicus Therapeutics Inc.	8,264,428	88,760
*	Prestige Consumer Healthcare Inc.	1,484,561	87,292
*	R1 RCM Inc.	4,138,270	86,738
*,1	Doximity Inc. Class A	2,476,947	86,247
*	Inari Medical Inc.	1,250,993	85,055
*	PTC Therapeutics Inc.	2,110,295	84,538
*	Karuna Therapeutics Inc.	664,410	84,054
	CONMED Corp.	871,875	83,491
	Patterson Cos. Inc.	2,593,796	78,592
*,1	Neogen Corp.	3,181,742	76,648
*	NuVasive Inc.	1,542,846	75,846
*	Denali Therapeutics Inc.	2,556,091	75,226

29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Evolent Health Inc. Class A	2,445,039	75,087
*	Enovis Corp.	1,355,588	74,557
*	Pacira BioSciences Inc.	1,270,906	74,094
	Select Medical Holdings Corp.	3,083,620	72,835
*	Certara Inc.	3,301,027	70,840
*	Integer Holdings Corp.	985,536	69,638
*	Insmed Inc.	3,528,855	69,589
*,1	Ginkgo Bioworks Holdings Inc.	28,954,936	68,913
	Owens & Minor Inc.	2,141,030	67,335
*	Axonics Inc.	1,178,104	66,763
*,1	Beam Therapeutics Inc.	1,656,931	64,140
*,1	Global Blood Therapeutics Inc.	1,914,910	61,181
*	Fate Therapeutics Inc.	2,448,022	60,662
*	Glaukos Corp.	1,333,374	60,562
*	Corcept Therapeutics Inc.	2,517,483	59,866
*	Progyny Inc.	2,037,940	59,202
*	BioCryst Pharmaceuticals Inc.	5,466,494	57,835
*	Sotera Health Co.	2,930,476	57,408
*,1	Multiplan Corp.	10,414,716	57,177
*	Vir Biotechnology Inc.	2,143,958	54,607
*	Pediatrix Medical Group Inc.	2,594,588	54,512
*	AtriCure Inc.	1,297,608	53,020
*	Arvinas Inc.	1,256,593	52,890
*	Oak Street Health Inc.	3,203,198	52,661
*	Twist Bioscience Corp.	1,494,250	52,239
*	ACADIA Pharmaceuticals Inc.	3,571,294	50,320
*	Xencor Inc.	1,762,529	48,240
*	Sage Therapeutics Inc.	1,476,428	47,689
*	ChemoCentryx Inc.	1,884,650	46,702
*	Iovance Biotherapeutics Inc.	4,157,971	45,904
*	Nevro Corp.	1,038,275	45,508
*,1	Travere Therapeutics Inc.	1,872,945	45,381
*	Apollo Medical Holdings Inc.	1,152,978	44,493
*	Ironwood Pharmaceuticals Inc. Class A	3,849,446	44,384
*	Dynavax Technologies Corp.	3,523,643	44,363
*	Supernus Pharmaceuticals Inc.	1,508,232	43,618
		Shares	Market Value• ($000)
*	Embecta Corp.	1,697,119	42,971
*	Harmony Biosciences Holdings Inc.	868,228	42,343
*	Veracyte Inc.	2,125,758	42,303
*	CorVel Corp.	286,459	42,187
*	Ligand Pharmaceuticals Inc.	471,068	42,029
*	Privia Health Group Inc.	1,437,057	41,847
	US Physical Therapy Inc.	379,789	41,473
*	Emergent BioSolutions Inc.	1,333,782	41,401
*	Myriad Genetics Inc.	2,253,680	40,949
*	Cerevel Therapeutics Holdings Inc.	1,535,610	40,602
*	Zentalis Pharmaceuticals Inc.	1,438,841	40,431
*	1Life Healthcare Inc.	5,137,332	40,277
*	Krystal Biotech Inc.	601,831	39,516
*	Meridian Bioscience Inc.	1,297,385	39,466
*	Addus HomeCare Corp.	472,066	39,314
*	Avanos Medical Inc.	1,391,395	38,041
*	Amphastar Pharmaceuticals Inc.	1,091,904	37,987
	Healthcare Services Group Inc.	2,174,885	37,865
*	Arcus Biosciences Inc.	1,480,054	37,505
*	Celldex Therapeutics Inc.	1,391,112	37,504
*	Relay Therapeutics Inc.	2,235,323	37,442
*	Phreesia Inc.	1,458,839	36,486
*	Agios Pharmaceuticals Inc.	1,632,717	36,197
*	AdaptHealth Corp. Class A	1,981,082	35,739
*	Silk Road Medical Inc.	981,327	35,710
*	Surgery Partners Inc.	1,201,278	34,741
*	Vericel Corp.	1,377,226	34,679
*	OPKO Health Inc.	13,603,337	34,416
*	Kura Oncology Inc.	1,864,148	34,170
*	REVOLUTION Medicines Inc.	1,751,776	34,142
*	Natus Medical Inc.	1,028,193	33,694
*	CareDx Inc.	1,562,516	33,563
*	IVERIC bio Inc.	3,450,345	33,192
*	Axsome Therapeutics Inc.	858,432	32,878
*	Fulgent Genetics Inc.	579,285	31,588
*	ModivCare Inc.	373,717	31,579

30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Cassava Sciences Inc.	1,118,805	31,461
*	Allogene Therapeutics Inc.	2,745,421	31,298
*	Adaptive Biotechnologies Corp.	3,797,523	30,722
*	Syndax Pharmaceuticals Inc.	1,567,980	30,168
*,1	PROCEPT BioRobotics Corp.	909,624	29,736
*	Pacific Biosciences of California Inc.	6,603,203	29,186
*	ImmunoGen Inc.	6,455,819	29,051
*	Heska Corp.	304,394	28,768
*	Revance Therapeutics Inc.	2,078,757	28,728
*,1	Signify Health Inc. Class A	2,074,458	28,628
*	NeoGenomics Inc.	3,500,254	28,527
	National HealthCare Corp.	407,961	28,516
*	REGENXBIO Inc.	1,138,327	28,117
*	Vaxcyte Inc.	1,284,437	27,949
*	Enanta Pharmaceuticals Inc.	588,474	27,817
*	Bridgebio Pharma Inc.	3,057,814	27,765
*	Avid Bioservices Inc.	1,812,153	27,653
*,1	Sierra Oncology Inc.	502,514	27,633
*	Innoviva Inc.	1,870,204	27,604
*	NextGen Healthcare Inc.	1,580,808	27,569
*	Madrigal Pharmaceuticals Inc.	378,298	27,079
*,1	MannKind Corp.	7,039,716	26,821
*	Cerus Corp.	5,067,379	26,806
*,1	Warby Parker Inc. Class A	2,379,361	26,792
	LeMaitre Vascular Inc.	586,826	26,730
*	FibroGen Inc.	2,464,850	26,029
*,1	Lyell Immunopharma Inc.	3,983,110	25,970
*	Chinook Therapeutics Inc.	1,443,297	25,243
*	Crinetics Pharmaceuticals Inc.	1,351,049	25,197
*	Varex Imaging Corp.	1,173,064	25,092
	Atrion Corp.	39,874	25,075
*	Alignment Healthcare Inc.	2,190,465	24,993
*	TransMedics Group Inc.	782,268	24,602
*	Aclaris Therapeutics Inc.	1,762,139	24,599
*	Prometheus Biosciences Inc.	859,803	24,272
		Shares	Market Value• ($000)
*	RadNet Inc.	1,400,910	24,208
*	Reata Pharmaceuticals Inc. Class A	787,842	23,943
*	American Well Corp. Class A	5,533,256	23,904
*	Editas Medicine Inc.	2,008,676	23,763
*	Brookdale Senior Living Inc.	5,221,341	23,705
*	Cytek Biosciences Inc.	2,177,772	23,367
*,1	Day One Biopharmaceuticals Inc.	1,269,958	22,732
*	Arcutis Biotherapeutics Inc.	1,057,909	22,544
*,1	Anavex Life Sciences Corp.	2,208,051	22,103
*	Health Catalyst Inc.	1,519,093	22,012
*,1	Sorrento Therapeutics Inc.	10,897,884	21,905
*	SpringWorks Therapeutics Inc.	873,526	21,506
*,1	Clover Health Investments Corp. Class A	10,044,218	21,495
*,1	Cano Health Inc.	4,885,443	21,398
*	Artivion Inc.	1,122,964	21,202
	National Research Corp.	545,812	20,894
*	Outset Medical Inc.	1,398,400	20,780
*	Nektar Therapeutics	5,458,211	20,741
*	Atara Biotherapeutics Inc.	2,644,849	20,603
*	AngioDynamics Inc.	1,059,646	20,504
*	Avidity Biosciences Inc.	1,400,247	20,346
*	Agiliti Inc.	974,046	19,978
*,1	Recursion Pharmaceuticals Inc. Class A	2,412,021	19,634
*	Codexis Inc.	1,819,587	19,033
*	Catalyst Pharmaceuticals Inc.	2,710,113	18,998
*	Replimune Group Inc.	1,080,034	18,879
*	Deciphera Pharmaceuticals Inc.	1,406,706	18,498
*	Rocket Pharmaceuticals Inc.	1,343,499	18,487
*	Cutera Inc.	490,713	18,402
*	SomaLogic Inc.	4,037,666	18,250
*,1	OrthoPediatrics Corp.	416,503	17,972
*	NanoString Technologies Inc.	1,409,303	17,898
*	Vanda Pharmaceuticals Inc.	1,580,624	17,229
*	Alector Inc.	1,692,262	17,193

31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Kymera Therapeutics Inc.	858,484	16,904
*,1	Geron Corp.	10,873,146	16,853
*	Relmada Therapeutics Inc.	885,498	16,816
*	Cardiovascular Systems Inc.	1,154,296	16,576
*	Collegium Pharmaceutical Inc.	933,947	16,550
*,1	Invitae Corp.	6,770,166	16,519
*,1	Sana Biotechnology Inc.	2,545,521	16,368
*,1	CTI BioPharma Corp.	2,724,988	16,268
*,1	PMV Pharmaceuticals Inc.	1,137,856	16,214
*	Coherus Biosciences Inc.	2,231,936	16,159
*	UFP Technologies Inc.	203,026	16,155
*	TG Therapeutics Inc.	3,773,314	16,037
*	Gossamer Bio Inc.	1,898,257	15,888
*	Morphic Holding Inc.	731,406	15,871
*,1	DocGo Inc.	2,218,700	15,842
*,1	Hims & Hers Health Inc.	3,490,673	15,813
*	Quanterix Corp.	969,609	15,698
*	HealthStream Inc.	721,647	15,667
*	Hanger Inc.	1,090,339	15,614
*	Y-mAbs Therapeutics Inc.	1,031,165	15,602
*	Inogen Inc.	642,417	15,534
*,1	Cogent Biosciences Inc.	1,705,281	15,382
*	Atea Pharmaceuticals Inc.	2,161,700	15,348
*	BioLife Solutions Inc.	1,108,483	15,308
*	Treace Medical Concepts Inc.	1,056,080	15,144
*	Nurix Therapeutics Inc.	1,187,325	15,043
*	iTeos Therapeutics Inc.	728,057	14,998
*	Ideaya Biosciences Inc.	1,081,855	14,930
*	Theravance Biopharma Inc.	1,645,524	14,908
*	Castle Biosciences Inc.	672,900	14,770
*,1	Ocugen Inc.	6,502,105	14,760
*,1	23andMe Holding Co.	5,950,940	14,758
*	2seventy bio Inc.	1,108,184	14,628
*	Sangamo Therapeutics Inc.	3,524,496	14,591
*	Pulmonx Corp.	982,682	14,465
*	Surmodics Inc.	388,090	14,449
*,1	908 Devices Inc.	694,030	14,290
		Shares	Market Value• ($000)
*	Agenus Inc.	7,342,543	14,245
*	Community Health Systems Inc.	3,758,555	14,095
*	Eagle Pharmaceuticals Inc.	314,910	13,991
*	Radius Health Inc.	1,333,182	13,825
*,1	RAPT Therapeutics Inc.	754,217	13,764
*	Altimmune Inc.	1,170,080	13,690
*,1	Nuvation Bio Inc.	4,178,976	13,540
*	NGM Biopharmaceuticals Inc.	1,050,056	13,462
*	ViewRay Inc.	5,064,514	13,421
*	PetIQ Inc. Class A	798,896	13,413
*	Seer Inc. Class A	1,498,596	13,412
*,1	Senseonics Holdings Inc.	12,943,615	13,332
[1]	SIGA Technologies Inc.	1,149,664	13,313
*,1	Point Biopharma Global Inc. Class A	1,945,226	13,247
*	OptimizeRx Corp.	482,016	13,202
*,1	DICE Therapeutics Inc.	843,216	13,087
*,1	Vaxart Inc.	3,736,520	13,078
*	Computer Programs & Systems Inc.	407,736	13,035
*,1	Sharecare Inc.	8,244,900	13,027
*	Kezar Life Sciences Inc.	1,570,781	12,990
*	GoodRx Holdings Inc. Class A	2,191,447	12,973
*	Orthofix Medical Inc.	546,188	12,857
*,1	Butterfly Network Inc.	4,177,854	12,826
*	Evolus Inc.	1,102,093	12,784
*	Amneal Pharmaceuticals Inc.	3,989,978	12,688
*,1	MaxCyte Inc.	2,648,741	12,529
*	Cara Therapeutics Inc.	1,354,313	12,365
*	Zimvie Inc.	766,945	12,279
*,1	LifeStance Health Group Inc.	2,202,200	12,244
*,1	Verve Therapeutics Inc.	798,389	12,199
*,1	Bionano Genomics Inc.	8,817,496	12,168
*,1	Mirum Pharmaceuticals Inc.	624,930	12,161
*	Keros Therapeutics Inc.	434,835	12,014
*,1	Bright Health Group Inc.	6,558,800	11,937
*	Accolade Inc.	1,611,597	11,926
*	Mersana Therapeutics Inc.	2,573,923	11,892

32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Esperion Therapeutics Inc.	1,865,500	11,865
*,1	Cullinan Oncology Inc.	922,529	11,827
*	Albireo Pharma Inc.	593,770	11,792
*	Alphatec Holdings Inc.	1,800,917	11,778
*	SI-BONE Inc.	885,948	11,695
*,1	Inovio Pharmaceuticals Inc.	6,754,452	11,685
*	ANI Pharmaceuticals Inc.	389,590	11,559
*	AnaptysBio Inc.	544,680	11,057
*,1	Adicet Bio Inc.	756,118	11,039
	Phibro Animal Health Corp. Class A	574,011	10,981
*	Aerie Pharmaceuticals Inc.	1,445,441	10,841
*,1	Monte Rosa Therapeutics Inc.	1,107,911	10,713
*,1	Paragon 28 Inc.	673,990	10,696
*,1	ADMA Biologics Inc.	5,384,321	10,661
*	Arcturus Therapeutics Holdings Inc.	651,067	10,248
*,1	Erasca Inc.	1,829,716	10,192
*	Protagonist Therapeutics Inc.	1,255,025	9,927
*	Anika Therapeutics Inc.	438,739	9,793
*,1	Nkarta Inc.	793,900	9,781
*	Pennant Group Inc.	758,088	9,711
*,1	Intercept Pharmaceuticals Inc.	692,841	9,568
*,1	Imago Biosciences Inc.	693,290	9,283
*	Ocular Therapeutix Inc.	2,307,462	9,276
*,1	Tricida Inc.	952,536	9,221
*	Organogenesis Holdings Inc. Class A	1,884,061	9,194
*	Inhibrx Inc.	805,703	9,145
*,1	ClearPoint Neuro Inc.	700,605	9,143
*,1	C4 Therapeutics Inc.	1,211,593	9,135
*,1	Karyopharm Therapeutics Inc.	2,008,895	9,060
*,1	Viridian Therapeutics Inc.	781,842	9,046
*,1	Arbutus Biopharma Corp.	3,300,543	8,944
*,1	ImmunityBio Inc.	2,397,295	8,918
*	Generation Bio Co.	1,356,025	8,896
*	Arcellx Inc.	491,720	8,890
*	Bluebird Bio Inc.	2,117,029	8,764
*,1	Heron Therapeutics Inc.	3,096,070	8,638
*	MiMedx Group Inc.	2,478,082	8,599
		Shares	Market Value• ($000)
	Utah Medical Products Inc.	96,930	8,326
*	Kiniksa Pharmaceuticals Ltd. Class A	844,389	8,182
*	Stoke Therapeutics Inc.	615,840	8,135
*	Axogen Inc.	990,595	8,113
*,1	Kinnate Biopharma Inc.	637,863	8,043
*,1	Bioxcel Therapeutics Inc.	607,409	8,018
*,1	Nuvalent Inc. Class A	586,382	7,951
*,1	Akero Therapeutics Inc.	828,109	7,826
*	Sight Sciences Inc.	863,824	7,766
*,1	Tango Therapeutics Inc.	1,700,696	7,704
*	Eiger BioPharmaceuticals Inc.	1,215,424	7,657
*,1	Caribou Biosciences Inc.	1,392,175	7,559
*	Berkeley Lights Inc.	1,519,989	7,554
*,1	Foghorn Therapeutics Inc.	550,850	7,492
*	Akoya Biosciences Inc.	577,915	7,426
*,1	Clovis Oncology Inc.	4,080,067	7,344
*,1	Phathom Pharmaceuticals Inc.	868,958	7,334
*,1	Ventyx Biosciences Inc.	598,984	7,326
*,1	Entrada Therapeutics Inc.	600,633	7,316
*	Seres Therapeutics Inc.	2,122,402	7,280
*	Edgewise Therapeutics Inc.	910,498	7,248
*	KalVista Pharmaceuticals Inc.	733,821	7,221
*,1	Alaunos Therapeutics Inc.	5,807,002	7,201
*,1	CinCor Pharma Inc.	380,124	7,162
*	Epizyme Inc.	4,856,374	7,139
*	Cymabay Therapeutics Inc.	2,398,201	7,075
*,1	Instil Bio Inc.	1,524,376	7,043
*	Kodiak Sciences Inc.	918,447	7,017
*,1	EyePoint Pharmaceuticals Inc.	890,209	7,006
*,1	Cue Health Inc.	2,170,291	6,945
	iRadimed Corp.	204,005	6,924
*,1	AVEO Pharmaceuticals Inc.	1,039,472	6,819
*,1	Liquidia Corp.	1,531,173	6,676
*	Forma Therapeutics Holdings Inc.	960,968	6,621

33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	RxSight Inc.	468,338	6,594
*	Joint Corp.	426,404	6,528
*,1	Amylyx Pharmaceuticals Inc.	334,925	6,451
*	Viking Therapeutics Inc.	2,231,261	6,448
*,1	Zomedica Corp.	29,069,093	6,398
*	Aldeyra Therapeutics Inc.	1,600,376	6,385
*,1	Lineage Cell Therapeutics Inc.	3,973,146	6,278
*,1	Rhythm Pharmaceuticals Inc.	1,511,958	6,275
*	Sutro Biopharma Inc.	1,190,896	6,205
*,1	Biomea Fusion Inc.	515,522	6,176
*,1	Quantum-Si Inc.	2,632,911	6,108
*	Verastem Inc.	5,204,312	6,037
*,1	Provention Bio Inc.	1,501,571	6,006
*,1	Oncology Institute Inc.	1,187,000	6,006
*,1	Xeris Biopharma Holdings Inc.	3,886,246	5,985
*,1	CareMax Inc.	1,642,830	5,963
[1]	Zynex Inc.	732,906	5,849
*	OraSure Technologies Inc.	2,157,546	5,847
*,1	Co-Diagnostics Inc.	1,036,562	5,815
*	Design Therapeutics Inc.	411,201	5,757
*,1	Pliant Therapeutics Inc.	718,287	5,753
*,1	Harrow Health Inc.	783,528	5,704
*	4D Molecular Therapeutics Inc.	808,600	5,644
*,1	Marinus Pharmaceuticals Inc.	1,164,657	5,637
*	Vera Therapeutics Inc. Class A	409,785	5,577
*	Rigel Pharmaceuticals Inc.	4,929,056	5,570
*,1	Dyne Therapeutics Inc.	807,332	5,546
*	Apyx Medical Corp.	945,007	5,538
*,1	Celularity Inc. Class A	1,625,100	5,525
*,1	VistaGen Therapeutics Inc.	6,255,056	5,504
*,1	Aadi Bioscience Inc.	445,926	5,494
*	SeaSpine Holdings Corp.	961,674	5,433
*,1	Voyager Therapeutics Inc.	907,575	5,364
*,1	CEL - SCI Corp.	1,185,498	5,335
*,1	Adagio Therapeutics Inc.	1,620,200	5,314
*,1	Century Therapeutics Inc.	625,729	5,256
		Shares	Market Value• ($000)
*	Inotiv Inc.	545,733	5,239
*,1	G1 Therapeutics Inc.	1,058,647	5,230
*,1	IGM Biosciences Inc.	286,115	5,159
*	MacroGenics Inc.	1,747,951	5,156
*,1	Sesen Bio Inc.	6,362,488	5,156
*,1	Accuray Inc.	2,563,805	5,025
*,1	Beyond Air Inc.	749,067	5,011
*,1	Gritstone bio Inc.	2,055,190	4,974
*,1	Tarsus Pharmaceuticals Inc.	339,949	4,963
*,1	Sema4 Holdings Corp.	3,937,054	4,961
*	Savara Inc.	3,255,385	4,948
*	Viemed Healthcare Inc.	907,059	4,880
*	Immunovant Inc.	1,248,873	4,871
*	Concert Pharmaceuticals Inc.	1,153,883	4,858
*,1	XOMA Corp.	216,811	4,831
*	Chimerix Inc.	2,318,360	4,822
*,1	Omeros Corp.	1,752,301	4,819
*,1	Optinose Inc.	1,313,189	4,806
*,1	Humacyte Inc.	1,480,153	4,751
*,1	Talkspace Inc.	2,783,922	4,733
*,1	DermTech Inc.	849,123	4,704
*	InfuSystem Holdings Inc.	481,310	4,635
*,1	Scholar Rock Holding Corp.	844,240	4,635
*,1	Janux Therapeutics Inc.	374,211	4,569
*	Convey Health Solutions Holdings Inc.	434,812	4,522
*,1	Matinas BioPharma Holdings Inc.	5,707,558	4,509
*,1	Aerovate Therapeutics Inc.	284,834	4,452
*,1	CorMedix Inc.	1,073,491	4,315
*	Aura Biosciences Inc.	301,493	4,272
*,1	Tenaya Therapeutics Inc.	751,697	4,232
*	Semler Scientific Inc.	150,000	4,227
*,1	Spectrum Pharmaceuticals Inc.	5,348,837	4,172
*,1	HilleVax Inc.	381,574	4,171
*,1	Absci Corp.	1,251,097	4,154
*	Tactile Systems Technology Inc.	567,780	4,145
*	Fulcrum Therapeutics Inc.	842,002	4,126
*,1	Atossa Therapeutics Inc.	3,779,376	4,120
*	ORIC Pharmaceuticals Inc.	912,634	4,089
*,1	Assertio Holdings Inc.	1,382,248	4,078

34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Inozyme Pharma Inc.	842,985	4,021
*,1	KemPharm Inc.	899,394	4,011
*	Ovid therapeutics Inc.	1,851,578	3,981
*,1	Vicarious Surgical Inc.	1,352,238	3,976
*,1	Lexicon Pharmaceuticals Inc.	2,121,674	3,946
*,1	Selecta Biosciences Inc.	3,006,164	3,938
*,1	Standard BioTools Inc.	2,459,896	3,936
*	ALX Oncology Holdings Inc.	485,900	3,931
*	Olema Pharmaceuticals Inc.	957,400	3,897
*	Compass Therapeutics Inc.	1,467,991	3,890
*,1	Science 37 Holdings Inc.	1,879,700	3,778
*	Personalis Inc.	1,090,454	3,762
*,1	Rallybio Corp.	495,505	3,741
*	Kronos Bio Inc.	1,025,067	3,731
*,1	Impel Pharmaceuticals Inc.	396,809	3,698
*,1	Prelude Therapeutics Inc.	704,828	3,679
*	F-star Therapeutics Inc.	576,669	3,610
*,1	Precigen Inc.	2,686,063	3,599
*,1	Singular Genomics Systems Inc.	940,051	3,591
*	Avita Medical Inc.	755,807	3,590
*,1	Allakos Inc.	1,146,584	3,589
*	CytomX Therapeutics Inc.	1,946,133	3,561
*,1	Outlook Therapeutics Inc.	3,489,864	3,560
*	Actinium Pharmaceuticals Inc.	732,773	3,525
*	Bioventus Inc. Class A	516,233	3,521
	XBiotech Inc.	622,546	3,505
*	Harvard Bioscience Inc.	963,445	3,468
*,1	Citius Pharmaceuticals Inc.	3,762,882	3,462
*,1	Annexon Inc.	915,149	3,450
*	Talaris Therapeutics Inc.	764,850	3,449
*,1	Immuneering Corp. Class A	614,133	3,322
*,2	PDL BioPharma Inc.	2,258,201	3,320
*,1	Allovir Inc.	851,259	3,320
*,1	ContraFect Corp.	1,071,148	3,288
*,1	Puma Biotechnology Inc.	1,141,707	3,254
		Shares	Market Value• ($000)
*,1	P3 Health Partners Inc.	866,984	3,225
*	Apollo Endosurgery Inc.	876,959	3,201
*,1	Inmune Bio Inc.	361,452	3,195
*,1	Adverum Biotechnologies Inc.	2,661,554	3,194
*	Alpine Immune Sciences Inc.	374,429	3,186
*,1	TFF Pharmaceuticals Inc.	562,689	3,179
*	Otonomy Inc.	1,513,558	3,148
*	Passage Bio Inc.	1,323,044	3,122
*	Silverback Therapeutics Inc.	729,100	3,091
*,1	Icosavax Inc.	535,192	3,067
*,1	Durect Corp.	6,409,232	3,064
*,1	Nautilus Biotechnology Inc. Class A	1,137,499	3,060
*,1	ATI Physical Therapy Inc.	2,163,064	3,050
*,1	SmileDirectClub Inc. Class A	2,899,100	3,015
*,1	Endo International plc	6,458,450	3,008
*,1	Humanigen Inc.	1,692,661	2,996
*	Athira Pharma Inc.	980,862	2,992
*	Shattuck Labs Inc.	731,691	2,971
*	Sensus Healthcare Inc.	385,579	2,961
*,1	Dare Bioscience Inc.	2,375,133	2,921
*,1	Asensus Surgical Inc.	7,337,446	2,921
*	Aveanna Healthcare Holdings Inc.	1,284,770	2,904
*,1	MediciNova Inc.	1,146,273	2,900
*	Assembly Biosciences Inc.	1,377,385	2,892
*	Jounce Therapeutics Inc.	950,782	2,881
*	CytoSorbents Corp.	1,302,216	2,852
*	Anixa Biosciences Inc.	927,841	2,839
*,1	iCAD Inc.	695,170	2,781
*,1	Oncocyte Corp.	3,079,720	2,771
*,1	Innovage Holding Corp.	630,750	2,763
*	Rezolute Inc.	841,974	2,720
*,1	Biora Therapeutics Inc.	3,875,866	2,713
*	Taysha Gene Therapies Inc.	729,014	2,712
*,1	89bio Inc.	841,218	2,709
*,1	Capricor Therapeutics Inc.	767,235	2,678
*,1	Tyra Biosciences Inc.	372,899	2,666
*,1	Leap Therapeutics Inc.	2,289,511	2,633

35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BrainStorm Cell Therapeutics Inc.	951,371	2,626
*,1	PepGen Inc.	261,706	2,599
*	Praxis Precision Medicines Inc.	1,056,207	2,588
*	FONAR Corp.	169,673	2,577
*,1	Bright Green Corp.	1,158,400	2,572
*,1	Paratek Pharmaceuticals Inc.	1,332,372	2,571
*,1	PDS Biotechnology Corp.	700,502	2,557
*	Stereotaxis Inc.	1,387,817	2,554
*,1	Akouos Inc.	538,627	2,526
*	Curis Inc.	2,561,141	2,521
*	Homology Medicines Inc.	1,278,035	2,518
*	TCR2 Therapeutics Inc.	868,012	2,517
*,1	Cardiff Oncology Inc.	1,137,935	2,503
*	NextCure Inc.	530,127	2,492
*,1	Celcuity Inc.	273,679	2,490
*,1	TherapeuticsMD Inc.	249,657	2,484
*	BioAtla Inc.	866,299	2,469
*	Finch Therapeutics Group Inc.	855,860	2,431
*	Cue Biopharma Inc.	975,866	2,430
*,1	Vor BioPharma Inc.	488,541	2,428
*,1	Rani Therapeutics Holdings Inc. Class A	234,033	2,418
*,1	GT Biopharma Inc.	804,500	2,405
*,1	Greenwich Lifesciences Inc.	282,263	2,391
*,1	Rapid Micro Biosystems Inc. Class A	552,656	2,376
*,1	Vaxxinity Inc. Class A	1,489,274	2,338
*,1	Acumen Pharmaceuticals Inc.	491,029	2,308
*,1	Neuronetics Inc.	718,657	2,307
*,1	Ardelyx Inc.	3,888,128	2,294
*	Poseida Therapeutics Inc.	888,597	2,293
*,1	Ikena Oncology Inc.	517,075	2,291
*,1	Graphite Bio Inc.	832,638	2,290
*,1	Omega Therapeutics Inc.	602,610	2,290
*	scPharmaceuticals Inc.	473,934	2,284
*,1	Seelos Therapeutics Inc.	3,356,797	2,284
*,1	MEI Pharma Inc.	3,716,487	2,248
*,1	Trevena Inc.	5,425,457	2,246
*,1	Theseus Pharmaceuticals Inc.	405,973	2,245
*,1	ChromaDex Corp.	1,336,529	2,232
*,1	Forian Inc.	507,760	2,229
		Shares	Market Value• ($000)
*,1	Viracta Therapeutics Inc.	573,758	2,226
*,1	Precision BioSciences Inc.	1,383,195	2,213
*	Merrimack Pharmaceuticals Inc.	369,998	2,201
*	Champions Oncology Inc.	267,822	2,167
*	Enzo Biochem Inc.	1,040,908	2,155
*,1	PAVmed Inc.	2,295,296	2,145
*	MyMD Pharmaceuticals Inc.	986,327	2,140
*	KORU Medical Systems Inc.	842,318	2,131
*	Satsuma Pharmaceuticals Inc.	511,816	2,119
*,1	Hookipa Pharma Inc.	1,292,935	2,107
*,1	9 Meters Biopharma Inc.	8,032,011	2,095
*,1	SQZ Biotechnologies Co.	657,886	2,092
*,1	aTyr Pharma Inc.	737,935	2,088
*	Surface Oncology Inc.	1,270,553	2,084
*,1	Immunic Inc.	594,425	2,063
*,1	Adamis Pharmaceuticals Corp.	4,096,010	2,052
*,1	Oyster Point Pharma Inc.	471,778	2,043
*,1	Checkpoint Therapeutics Inc.	1,977,366	2,037
*	Decibel Therapeutics Inc.	483,353	2,035
*	Clearside Biomedical Inc.	1,383,654	2,034
*,1	Applied Molecular Transport Inc.	694,700	2,022
*,1	iBio Inc.	7,575,444	2,000
*,1	Evelo Biosciences Inc.	927,862	1,958
*,1	Lyra Therapeutics Inc.	346,241	1,956
*	Vapotherm Inc.	762,684	1,930
*	Lipocine Inc.	2,398,282	1,921
*	CVRx Inc.	316,346	1,901
*,1	Pardes Biosciences Inc. Class A	615,600	1,890
*	Exagen Inc.	326,266	1,873
*,1	Frequency Therapeutics Inc.	1,246,700	1,870
*	Electromed Inc.	193,554	1,866
*,1	Akebia Therapeutics Inc.	5,269,064	1,860
*,1	Tela Bio Inc.	261,147	1,857
*,1	Rain Therapeutics Inc.	333,919	1,857
*	LENSAR Inc.	282,930	1,842

36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Annovis Bio Inc.	161,007	1,826
*,1	Dyadic International Inc.	596,383	1,819
*,1	Conformis Inc.	5,130,275	1,815
*	Tabula Rasa HealthCare Inc.	703,744	1,809
*,1	NightHawk Biosciences Inc.	705,534	1,799
*,1	Athersys Inc.	6,827,073	1,775
*,1	PLx Pharma Inc.	728,870	1,771
*,1	Fortress Biotech Inc.	2,099,871	1,764
*,1	Accelerate Diagnostics Inc.	1,775,761	1,763
*	Synlogic Inc.	1,521,748	1,750
*,1	Palatin Technologies Inc.	6,167,581	1,731
*	Alpha Teknova Inc.	200,207	1,682
*	Magenta Therapeutics Inc.	1,377,271	1,653
*	Pyxis Oncology Inc.	680,619	1,620
*,1	Infinity Pharmaceuticals Inc.	2,515,625	1,591
*,1	Oncternal Therapeutics Inc.	1,431,597	1,589
*,1	Genprex Inc.	1,127,072	1,567
*,1	Cyteir Therapeutics Inc.	523,811	1,566
*,1	Verrica Pharmaceuticals Inc.	814,672	1,564
*,1	Galectin Therapeutics Inc.	1,189,409	1,559
*,1	Syros Pharmaceuticals Inc.	1,617,578	1,557
*,1	Atreca Inc. Class A	861,960	1,543
*,1	La Jolla Pharmaceutical Co.	478,002	1,525
*,1	Eton Pharmaceuticals Inc.	575,285	1,507
*,1	Retractable Technologies Inc.	392,689	1,504
*	Catalyst Biosciences Inc.	826,502	1,471
*,1	Zynerba Pharmaceuticals Inc.	1,289,801	1,470
*	Lantern Pharma Inc.	256,113	1,462
*,1	Sanara Medtech Inc.	69,768	1,455
*	Opiant Pharmaceuticals Inc.	120,263	1,442
*	Lumos Pharma Inc.	187,322	1,442
*,1	Sientra Inc.	1,714,886	1,437
*,1	Bolt Biotherapeutics Inc.	697,404	1,423
*	Harpoon Therapeutics Inc.	744,184	1,421
*	Orgenesis Inc.	566,688	1,371
*	Movano Inc.	562,483	1,344
		Shares	Market Value• ($000)
*	Astria Therapeutics Inc.	445,544	1,337
*	PharmaCyte Biotech Inc.	590,900	1,335
*	Codiak Biosciences Inc.	460,648	1,327
*,1	Milestone Scientific Inc.	1,447,898	1,326
*,1	SELLAS Life Sciences Group Inc.	592,271	1,321
*,1	SCYNEXIS Inc.	705,096	1,311
*,1	Invacare Corp.	1,023,221	1,310
*	Pro-Dex Inc.	80,220	1,293
*,1	Evofem Biosciences Inc.	1,137,243	1,285
*,1	Novan Inc.	545,361	1,271
*	Thorne HealthTech Inc.	260,095	1,259
*,1	Oragenics Inc.	3,556,869	1,233
*	Context Therapeutics Inc.	573,400	1,216
*,1	Sensei Biotherapeutics Inc.	534,441	1,213
*	Eyenovia Inc.	617,303	1,204
*,1	Clene Inc.	473,227	1,193
*	ImmuCell Corp.	136,425	1,186
*,1	Hepion Pharmaceuticals Inc.	2,070,833	1,186
*,1	Equillium Inc.	570,835	1,164
*,1	Cortexyme Inc.	522,600	1,160
*,1	Werewolf Therapeutics Inc.	275,778	1,128
*	Achieve Life Sciences Inc.	230,562	1,125
*	Eledon Pharmaceuticals Inc.	459,998	1,122
*,1	IsoRay Inc.	3,609,244	1,115
*	Rubius Therapeutics Inc.	1,298,772	1,105
*	Biomerica Inc.	374,536	1,082
*,1	AN2 Therapeutics Inc.	139,378	1,080
*,1	Athenex Inc.	2,588,657	1,060
*,1	T2 Biosystems Inc.	6,549,709	1,058
*,1	Second Sight Medical Products Inc.	520,091	1,056
	Psychemedics Corp.	165,415	1,049
*,1	Applied Genetic Technologies Corp.	1,340,980	1,033
*	Molecular Templates Inc.	1,130,895	1,031
*	DiaMedica Therapeutics Inc.	506,271	1,023
*,1	AIM ImmunoTech Inc.	1,311,599	1,023
*,1	Delcath Systems Inc.	255,213	1,018

37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Solid Biosciences Inc.	1,640,949	1,010
*	Black Diamond Therapeutics Inc.	392,280	965
*	Armata Pharmaceuticals Inc.	247,561	963
*	IRIDEX Corp.	373,047	959
*	UpHealth Inc.	1,610,354	954
*	Caladrius Biosciences Inc.	1,775,055	941
*	Cocrystal Pharma Inc.	2,296,304	941
*	Axcella Health Inc.	462,695	939
*,1	Pear Therapeutics Inc.	609,168	938
*,1	Aspira Women's Health Inc.	1,594,611	937
*	Virios Therapeutics Inc.	220,868	934
*	Avalo Therapeutics Inc.	1,844,625	922
*	CareCloud Inc.	266,292	912
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*	Societal CDMO Inc.	1,130,309	899
*,1	Ampio Pharmaceuticals Inc.	5,318,665	894
*,1	NeuroPace Inc.	180,700	894
*	Moleculin Biotech Inc.	616,108	893
*	Cabaletta Bio Inc.	837,026	887
*	Cidara Therapeutics Inc.	1,796,543	878
*	AirSculpt Technologies Inc.	148,100	878
*,1	Candel Therapeutics Inc.	269,900	874
*	Ocuphire Pharma Inc.	451,409	867
*,1	Synaptogenix Inc.	171,031	865
*	Lucira Health Inc.	464,745	864
*	Longboard Pharmaceuticals Inc.	278,227	860
*,1	Tonix Pharmaceuticals Holding Corp.	537,707	850
*	Corvus Pharmaceuticals Inc.	853,716	845
*	Processa Pharmaceuticals Inc.	299,657	842
*	Minerva Surgical Inc.	355,599	836
*	Protara Therapeutics Inc.	284,301	833
*,1	Aligos Therapeutics Inc.	684,900	829
*,1	enVVeno Medical Corp.	216,998	820
		Shares	Market Value• ($000)
*,1	Vigil Neuroscience Inc.	316,982	818
*	Biolase Inc.	175,629	804
*,1	NeuroMetrix Inc.	217,846	802
*,1	Microbot Medical Inc.	153,549	788
*	Xilio Therapeutics Inc.	267,195	780
*	Aptinyx Inc. Class A	1,388,650	775
*,1	ARCA biopharma Inc.	311,254	775
*,1	Enochian Biosciences Inc.	394,800	762
*,1	Immunome Inc.	230,251	739
*,1	Soligenix Inc.	1,217,959	731
*,1	Summit Therapeutics Inc.	731,303	731
*	Angion Biomedica Corp.	641,473	731
*	Synthetic Biologics Inc.	3,308,735	706
*	Precipio Inc.	662,055	702
*,1	Longeveron Inc.	118,115	700
*,1	Gemini Therapeutics Inc. Class A	413,417	699
*,1	PhaseBio Pharmaceuticals Inc.	1,156,526	694
*	ElectroCore Inc.	1,341,498	684
*,1	Sonida Senior Living Inc.	32,536	683
*	Cyclerion Therapeutics Inc.	1,241,708	681
*	BioCardia Inc.	457,496	677
*,1	Tyme Technologies Inc.	2,398,710	672
*	Entasis Therapeutics Holdings Inc.	304,345	670
*,1	NeuBase Therapeutics Inc.	638,405	670
*	Aeglea BioTherapeutics Inc.	1,313,273	663
*,1	Lucid Diagnostics Inc.	286,266	647
*	Five Star Senior Living Inc.	537,058	644
*	Larimar Therapeutics Inc.	328,248	643
*,1	180 Life Sciences Corp.	751,668	637
*	Mustang Bio Inc.	1,080,162	632
*	Daxor Corp.	47,328	624
*,1	Corbus Pharmaceuticals Holdings Inc.	2,433,477	614
*	Tracon Pharmaceuticals Inc.	306,490	613
*	Terns Pharmaceuticals Inc.	246,704	612

38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Neoleukin Therapeutics Inc.	590,859	609
*,1	Miromatrix Medical Inc.	152,729	609
*	TScan Therapeutics Inc.	189,878	597
	Indaptus Therapeutics Inc.	225,897	590
*	GlycoMimetics Inc.	977,976	585
*,1	Cumberland Pharmaceuticals Inc.	280,820	583
*,1	Vaccinex Inc.	534,485	577
*,1	Pulse Biosciences Inc.	374,900	574
*,1	Eliem Therapeutics Inc.	189,734	573
*	Strata Skin Sciences Inc.	593,248	570
*	Reneo Pharmaceuticals Inc.	214,913	570
*	Predictive Oncology Inc.	1,385,931	568
*	Aptevo Therapeutics Inc.	158,476	567
*,1	NanoViricides Inc.	300,189	564
*,1	IsoPlexis Corp.	257,515	556
*,1	Adial Pharmaceuticals Inc.	413,497	554
*	Modular Medical Inc.	106,826	553
*,1	Sonendo Inc.	314,928	542
*,1	eFFECTOR Therapeutics Inc.	381,429	542
*,1	Surrozen Inc.	183,882	541
*	Aquestive Therapeutics Inc.	841,854	539
*,1	Jasper Therapeutics Inc.	274,890	531
*,1	SAB Biotherapeutics Inc.	359,620	521
*,1	Vincerx Pharma Inc.	391,380	517
*,1	Regulus Therapeutics Inc.	249,594	517
*,1	Aytu BioPharma Inc.	741,329	512
*,1	NexImmune Inc.	315,228	508
*	CASI Pharmaceuticals Inc.	176,058	504
*,1	Vivos Therapeutics Inc.	389,733	503
*	Spero Therapeutics Inc.	677,888	502
*	Renovacor Inc.	247,032	501
*,1	Sio Gene Therapies Inc.	1,382,708	498
*	Aileron Therapeutics Inc.	1,898,647	494
*,1	Novo Integrated Sciences Inc.	255,940	479
*	Alimera Sciences Inc.	87,148	477
		Shares	Market Value• ($000)
*	Bio-Path Holdings Inc.	121,084	469
*,1	vTv Therapeutics Inc. Class A	625,032	469
*	Vyant Bio Inc.	513,412	467
*,1	Elevation Oncology Inc.	332,316	465
*,1	Jaguar Health Inc.	1,571,822	462
*,1	Yumanity Therapeutics Inc.	253,447	461
*	Avrobio Inc.	493,752	454
*,1	Chembio Diagnostics Inc.	697,965	454
*	Sonnet BioTherapeutics Holdings Inc.	1,620,560	454
*,1	AcelRx Pharmaceuticals Inc.	1,841,806	450
*	Aziyo Biologics Inc. Class A	62,866	444
*	Minerva Neurosciences Inc.	133,441	442
*	UNITY Biotechnology Inc.	764,789	431
*	Marker Therapeutics Inc.	1,300,503	429
*,1	Aridis Pharmaceuticals Inc.	388,959	428
*	Augmedix Inc.	237,719	428
*	Cryo-Cell International Inc.	72,236	426
*	Imac Holdings Inc.	508,049	421
*,1	OpGen Inc.	771,353	421
*,1	NRX Pharmaceuticals Inc.	696,162	418
*	Xenetic Biosciences Inc.	519,743	416
*	Virpax Pharmaceuticals Inc.	247,037	415
*,1	BioSig Technologies Inc.	623,506	410
*,1	Acutus Medical Inc.	364,325	408
*	Biocept Inc.	432,578	407
*,1	Eloxx Pharmaceuticals Inc.	1,519,165	406
*,1	VYNE Therapeutics Inc.	1,044,229	406
*,1	Oncorus Inc.	321,132	405
*	Cellectar Biosciences Inc.	997,049	403
*	Ekso Bionics Holdings Inc.	243,285	401
*	ABVC BioPharma Inc.	375,142	398
*	X4 Pharmaceuticals Inc.	410,213	396
*	Grove Inc.	93,784	394
*	Forte Biosciences Inc.	301,270	392

39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Venus Concept Inc.	838,817	389
*,1	Reviva Pharmaceuticals Holdings Inc.	353,326	389
*,1	Codex DNA Inc.	215,522	388
*,1	Galera Therapeutics Inc.	296,842	386
*	Graybug Vision Inc.	352,377	384
*,1	Brooklyn ImmunoTherapeutics Inc.	740,159	383
*	Better Therapeutics Inc.	242,795	379
*,1	Allena Pharmaceuticals Inc.	1,972,415	377
*	NantHealth Inc.	894,094	373
*	Plus Therapeutics Inc.	688,832	372
*,1	Clarus Therapeutics Holdings Inc.	973,548	372
*,1	Qualigen Therapeutics Inc.	637,185	363
*	Cyclo Therapeutics Inc.	176,807	354
*	Inhibikase Therapeutics Inc.	475,753	353
*	Acer Therapeutics Inc.	278,634	351
*,1	Eargo Inc.	464,500	349
*	Onconova Therapeutics Inc.	254,696	336
*	Tempest Therapeutics Inc.	154,654	329
*	Aethlon Medical Inc.	292,852	328
*	Navidea Biopharmaceuticals Inc.	450,277	324
*	OncoSec Medical Inc.	435,534	323
*,1	Diffusion Pharmaceuticals Inc.	48,251	317
*,1	Bellicum Pharmaceuticals Inc.	265,066	313
*,1	Trevi Therapeutics Inc.	108,239	304
*	Myomo Inc.	180,412	303
*	Surgalign Holdings Inc.	88,716	303
*,1	Idera Pharmaceuticals Inc.	637,169	292
*,1	Organovo Holdings Inc.	162,161	287
*,1	Femasys Inc.	119,185	287
*	Kintara Therapeutics Inc.	1,026,487	285
*	Aravive Inc.	287,237	284
*	Timber Pharmaceuticals Inc.	902,107	284
		Shares	Market Value• ($000)
*,1	Marpai Inc. Class A	291,607	282
*,1	cbdMD Inc.	620,260	273
*	Sera Prognostics Inc. Class A	162,603	267
*	Cohbar Inc.	1,381,105	262
*	Talis Biomedical Corp.	322,290	262
*,1	Kala Pharmaceuticals Inc.	858,720	258
*	Bellerophon Therapeutics Inc.	209,775	258
*,1	SiNtx Technologies Inc.	594,838	257
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*,1	TransCode Therapeutics Inc.	200,117	252
*	Celsion Corp.	137,780	251
*,1	Abeona Therapeutics Inc.	1,190,090	248
*	AgeX Therapeutics Inc.	426,190	246
*,1	Jupiter Wellness Inc.	334,782	243
*	Cyclacel Pharmaceuticals Inc.	220,333	238
*	ReShape Lifesciences Inc.	411,000	237
*	Pulmatrix Inc.	51,423	236
*,1	Brickell Biotech Inc.	1,853,966	234
*	Hoth Therapeutics Inc.	550,481	231
*	Salarius Pharmaceuticals Inc.	1,085,219	228
*	Applied Therapeutics Inc.	238,916	227
*	IMARA Inc.	185,653	226
*	Soleno Therapeutics Inc.	1,201,052	222
*,1	Artelo Biosciences Inc.	678,172	215
*	NanoVibronix Inc.	347,433	214
*	TRxADE HEALTH Inc.	128,731	197
*,1	NeuroBo Pharmaceuticals Inc.	409,413	193
*	IN8bio Inc.	77,511	188
*,1	Rockwell Medical Inc.	145,503	188
*,1	Metacrine Inc.	368,353	184
*	BioVie Inc. Class A	126,527	183
*	Biofrontera Inc.	98,114	182
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,1	Biodesix Inc.	107,416	176
*,1	Windtree Therapeutics Inc.	397,013	166
*	INVO BioScience Inc.	248,469	164

40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Aditxt Inc.	1,132,345	162
*,1	Ontrak Inc.	151,444	161
*,1	Calithera Biosciences Inc.	64,259	158
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1	Avinger Inc.	103,661	151
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	150
*	ENDRA Life Sciences Inc.	640,847	149
*	Cognition Therapeutics Inc.	65,944	140
*	HCW Biologics Inc.	63,577	140
*	GeoVax Labs Inc.	165,070	137
*,1	Hyperfine Inc. Class A	58,393	130
*,1	Panbela Therapeutics Inc.	196,590	130
*,1	Enveric Biosciences Inc.	563,792	121
*	CNS Pharmaceuticals Inc.	422,266	118
*	Exicure Inc.	54,676	118
*	Nephros Inc.	75,316	115
*	Monopar Therapeutics Inc.	52,392	114
*	Sigilon Therapeutics Inc.	126,990	105
*	Aprea Therapeutics Inc.	141,110	104
*,1	Phio Pharmaceuticals Corp.	141,542	102
*	Protagenic Therapeutics Inc.	121,310	87
*,1	Nuvectis Pharma Inc.	7,789	87
*	American Shared Hospital Services	36,338	81
*	Palisade Bio Inc.	196,415	80
*,1	Lannett Co. Inc.	136,433	79
*,2	Aduro Biotech Inc. CVR	415,255	76
*,1	RA Medical Systems Inc.	237,195	74
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	NovaBay Pharmaceuticals Inc.	218,047	55
*	Tenax Therapeutics Inc.	178,455	54
*	iSpecimen Inc.	24,676	54
*	Alzamend Neuro Inc.	60,747	52
*	Bone Biologics Corp.	33,461	47
*	Journey Medical Corp.	10,435	39
		Shares	Market Value• ($000)
*	Allied Healthcare Products Inc.	21,700	35
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*	Immix Biopharma Inc.	12,776	33
*	Lixte Biotechnology Holdings Inc.	32,745	25
*	Pasithea Therapeutics Corp.	24,456	25
*	Scopus Biopharma Inc.	51,089	22
*,1	Star Equity Holdings Inc.	23,050	21
*	RenovoRx Inc.	10,815	21
*	Unicycive Therapeutics Inc.	22,695	19
*	Landos Biopharma Inc.	22,260	16
*	Acurx Pharmaceuticals Inc.	3,126	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*	Nutriband Inc.	1,292	5
*,2	F-star Therapeutics Inc. CVR	61,021	4
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	1,201,352	—
*	SELLAS Life Sciences Group Inc. Warrants Exp. 4/5/27	40,000	—
			157,633,292
Industrials (12.7%)
	Visa Inc. Class A	48,299,101	9,509,610
	Mastercard Inc. Class A	25,605,480	8,078,017
	Accenture plc Class A	19,530,930	5,422,763

41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Raytheon Technologies Corp.	43,833,878	4,212,874
	United Parcel Service Inc. Class B	21,650,555	3,952,092
	Union Pacific Corp.	18,515,427	3,948,970
	Honeywell International Inc.	20,069,428	3,488,267
	Lockheed Martin Corp.	7,846,147	3,373,529
	Caterpillar Inc.	15,725,970	2,811,174
	Automatic Data Processing Inc.	12,315,896	2,586,831
	Deere & Co.	8,141,460	2,438,123
*	Boeing Co.	17,445,484	2,385,147
*	PayPal Holdings Inc.	34,149,940	2,385,032
	American Express Co.	16,652,607	2,308,384
	3M Co.	16,776,410	2,171,035
	General Electric Co.	32,458,060	2,066,605
	Northrop Grumman Corp.	4,125,682	1,974,428
	CSX Corp.	64,094,157	1,862,576
	Fidelity National Information Services Inc.	18,009,594	1,650,939
	Norfolk Southern Corp.	7,027,504	1,597,281
	FedEx Corp.	6,878,822	1,559,498
	Sherwin-Williams Co.	6,904,174	1,545,914
	General Dynamics Corp.	6,955,826	1,538,977
*	Fiserv Inc.	17,152,442	1,526,053
	Illinois Tool Works Inc.	8,259,053	1,505,212
	Eaton Corp. plc	11,767,599	1,482,600
	Emerson Electric Co.	17,510,486	1,392,784
	L3Harris Technologies Inc.	5,690,101	1,375,297
	Capital One Financial Corp.	11,588,829	1,207,440
	Paychex Inc.	9,577,755	1,090,619
	Johnson Controls International plc	20,512,360	982,132
	Cintas Corp.	2,564,029	957,742
*	Block Inc. Class A	15,304,445	940,611
	Parker-Hannifin Corp.	3,784,141	931,088
	Global Payments Inc.	8,303,706	918,722
	Trane Technologies plc	6,897,074	895,723
	Carrier Global Corp.	25,014,704	892,024
	Otis Worldwide Corp.	12,462,833	880,748
*	TransDigm Group Inc.	1,529,450	820,810
	Verisk Analytics Inc.	4,654,651	805,674
	Cummins Inc.	4,159,683	805,023
	PPG Industries Inc.	6,965,700	796,458
	Old Dominion Freight Line Inc.	3,009,113	771,175
		Shares	Market Value• ($000)
*	Mettler-Toledo International Inc.	668,519	767,975
	PACCAR Inc.	9,225,072	759,592
	DuPont de Nemours Inc.	13,496,395	750,130
	AMETEK Inc.	6,809,045	748,246
*	Keysight Technologies Inc.	5,306,659	731,523
	Rockwell Automation Inc.	3,426,865	683,008
	Equifax Inc.	3,608,354	659,535
	Ball Corp.	9,430,167	648,513
	WW Grainger Inc.	1,355,534	615,995
*	Waters Corp.	1,776,440	587,966
	Fortive Corp.	10,570,233	574,809
	Vulcan Materials Co.	3,920,212	557,062
	Martin Marietta Materials Inc.	1,835,792	549,342
	Quanta Services Inc.	4,238,786	531,289
*	Teledyne Technologies Inc.	1,382,026	518,412
	Dover Corp.	4,248,686	515,451
*	United Rentals Inc.	2,111,839	512,987
	Ingersoll Rand Inc.	11,969,109	503,660
	Jacobs Engineering Group Inc.	3,791,037	481,955
	Expeditors International of Washington Inc.	4,941,629	481,611
	Stanley Black & Decker Inc.	4,447,875	466,404
*	Zebra Technologies Corp. Class A	1,547,648	454,931
*	FleetCor Technologies Inc.	2,164,871	454,861
	TransUnion	5,668,963	453,460
*	Trimble Inc.	7,374,549	429,420
	Westinghouse Air Brake Technologies Corp.	5,113,848	419,745
	Xylem Inc.	5,306,871	414,891
	Synchrony Financial	14,772,164	408,007
	IDEX Corp.	2,239,292	406,723
*	Generac Holdings Inc.	1,881,662	396,240
	JB Hunt Transport Services Inc.	2,470,939	389,099
	Textron Inc.	6,342,028	387,308
	Jack Henry & Associates Inc.	2,147,830	386,652
	CH Robinson Worldwide Inc.	3,751,145	380,254
	Packaging Corp. of America	2,761,303	379,679
	Carlisle Cos. Inc.	1,525,008	363,882
	Booz Allen Hamilton Holding Corp.	3,899,310	352,342

42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Masco Corp.	6,960,297	352,191
	Howmet Aerospace Inc.	11,099,353	349,075
	Crown Holdings Inc.	3,624,712	334,090
*	Bill.com Holdings Inc.	2,919,865	321,010
	Nordson Corp.	1,537,229	311,197
	Snap-on Inc.	1,572,761	309,881
*	Fair Isaac Corp.	764,813	306,614
	HEICO Corp. Class A	2,902,818	305,899
	RPM International Inc.	3,819,125	300,642
	Westrock Co.	7,514,577	299,381
	Graco Inc.	4,987,062	296,281
	Hubbell Inc. Class B	1,584,291	282,923
*	Builders FirstSource Inc.	5,085,842	273,110
	AECOM	4,162,564	271,482
	Huntington Ingalls Industries Inc.	1,181,051	257,257
	Allegion plc	2,585,779	253,148
	Sealed Air Corp.	4,311,383	248,853
	Toro Co.	3,084,436	233,769
	Watsco Inc.	977,555	233,460
	Robert Half International Inc.	3,090,921	231,479
	Genpact Ltd.	5,462,127	231,376
	Fortune Brands Home & Security Inc.	3,853,813	230,766
	Regal Rexnord Corp.	1,979,371	224,698
	Pentair plc	4,873,633	223,066
	Tetra Tech Inc.	1,580,494	215,816
	Owens Corning	2,867,321	213,071
*	WillScot Mobile Mini Holdings Corp.	6,559,566	212,661
	Knight-Swift Transportation Holdings Inc. Class A	4,584,053	212,196
	Lincoln Electric Holdings Inc.	1,711,601	211,143
*	Berry Global Group Inc.	3,848,293	210,271
	A O Smith Corp.	3,829,591	209,402
	Cognex Corp.	4,872,339	207,172
*	WEX Inc.	1,325,245	206,155
*	Middleby Corp.	1,605,465	201,261
	AptarGroup Inc.	1,937,107	199,929
*	Paylocity Holding Corp.	1,137,959	198,483
*	Mohawk Industries Inc.	1,592,386	197,599
	Lennox International Inc.	955,078	197,310
*	Coherent Inc.	729,362	194,171
	Sensata Technologies Holding plc	4,621,160	190,900
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	2,116,347	190,619
	Western Union Co.	11,403,574	187,817
	Graphic Packaging Holding Co.	9,085,340	186,249
	Littelfuse Inc.	731,400	185,805
*	Axon Enterprise Inc.	1,992,629	185,653
*	FTI Consulting Inc.	1,018,727	184,237
*	Trex Co. Inc.	3,332,690	181,365
*	Chart Industries Inc.	1,077,913	180,421
	Donaldson Co. Inc.	3,646,260	175,531
	AGCO Corp.	1,754,309	173,150
	MKS Instruments Inc.	1,645,203	168,847
	ITT Inc.	2,456,246	165,158
	Sonoco Products Co.	2,884,300	164,520
	MDU Resources Group Inc.	5,995,980	161,831
*	TopBuild Corp.	964,961	161,303
*	WESCO International Inc.	1,498,195	160,457
	Oshkosh Corp.	1,934,556	158,904
	Landstar System Inc.	1,092,645	158,892
	Acuity Brands Inc.	1,018,357	156,868
	Woodward Inc.	1,694,714	156,744
*	XPO Logistics Inc.	3,225,946	155,362
	EMCOR Group Inc.	1,505,456	155,002
	nVent Electric plc	4,903,297	153,620
	Curtiss-Wright Corp.	1,131,160	149,381
	BWX Technologies Inc.	2,696,600	148,556
*	Saia Inc.	777,503	146,171
	Brunswick Corp.	2,229,086	145,738
*	AMN Healthcare Services Inc.	1,321,091	144,937
*	Axalta Coating Systems Ltd.	6,519,399	144,144
*	Euronet Worldwide Inc.	1,413,083	142,142
	Valmont Industries Inc.	629,293	141,358
	Exponent Inc.	1,526,274	139,608
*	GXO Logistics Inc.	3,224,776	139,536
*	ExlService Holdings Inc.	935,053	137,761
	MSA Safety Inc.	1,101,399	133,346
*	ASGN Inc.	1,430,035	129,061
	Simpson Manufacturing Co. Inc.	1,273,493	128,126
	Louisiana-Pacific Corp.	2,422,924	126,985
	Eagle Materials Inc.	1,124,437	123,621
*	MasTec Inc.	1,676,477	120,136
	ManpowerGroup Inc.	1,552,244	118,607
	Crane Holdings Co.	1,325,584	116,068
	Maximus Inc.	1,809,795	113,130

43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Flowserve Corp.	3,864,588	110,643
	Allison Transmission Holdings Inc.	2,866,350	110,211
	Vontier Corp.	4,766,739	109,587
	Applied Industrial Technologies Inc.	1,138,873	109,525
*	Kirby Corp.	1,778,855	108,226
	Insperity Inc.	1,076,804	107,497
*	Atkore Inc.	1,275,231	105,857
*	Mercury Systems Inc.	1,623,374	104,432
	Armstrong World Industries Inc.	1,385,697	103,872
	Air Lease Corp. Class A	3,102,643	103,721
	John Bean Technologies Corp.	937,689	103,540
*	Marqeta Inc. Class A	12,727,167	103,217
	Ryder System Inc.	1,434,580	101,941
	Silgan Holdings Inc.	2,460,223	101,730
*	Fluor Corp.	4,176,642	101,659
	MSC Industrial Direct Co. Inc. Class A	1,325,378	99,549
	Triton International Ltd.	1,888,137	99,410
	Watts Water Technologies Inc. Class A	807,702	99,218
	GATX Corp.	1,049,268	98,799
	Zurn Elkay Water Solutions Corp.	3,540,090	96,432
*,1	Affirm Holdings Inc. Class A	5,326,962	96,205
	HB Fuller Co.	1,568,113	94,416
	Korn Ferry	1,589,243	92,208
*	Aerojet Rocketdyne Holdings Inc.	2,259,708	91,744
	Spirit AeroSystems Holdings Inc. Class A	3,089,618	90,526
*	Welbilt Inc.	3,779,824	89,998
	Comfort Systems USA Inc.	1,065,949	88,634
*	API Group Corp.	5,851,868	87,602
	Matson Inc.	1,195,759	87,147
*	ACI Worldwide Inc.	3,314,240	85,806
*	TriNet Group Inc.	1,104,242	85,711
	ABM Industries Inc.	1,971,994	85,624
	Franklin Electric Co. Inc.	1,160,761	85,037
	Brink's Co.	1,386,274	84,161
	HEICO Corp.	638,060	83,662
*	Resideo Technologies Inc.	4,300,650	83,519
*	Allegheny Technologies Inc.	3,675,330	83,467
		Shares	Market Value• ($000)
*	Beacon Roofing Supply Inc.	1,621,163	83,263
	Otter Tail Corp.	1,233,433	82,800
*	Summit Materials Inc. Class A	3,480,861	81,069
	EVERTEC Inc.	2,128,157	78,486
	UniFirst Corp.	453,297	78,049
	Hillenbrand Inc.	1,904,367	78,003
	ManTech International Corp. Class A	813,994	77,696
*	Dycom Industries Inc.	828,235	77,059
*	Meritor Inc.	2,080,941	75,601
*	Bloom Energy Corp. Class A	4,541,392	74,933
	Albany International Corp. Class A	928,502	73,157
	Forward Air Corp.	792,116	72,843
	EnerSys	1,200,792	70,799
	Badger Meter Inc.	869,498	70,334
	Belden Inc.	1,307,638	69,658
	Esab Corp.	1,587,476	69,452
	AAON Inc.	1,260,864	69,045
*	Verra Mobility Corp. Class A	4,381,712	68,837
	Herc Holdings Inc.	753,345	67,914
*	Hub Group Inc. Class A	957,107	67,897
	Moog Inc. Class A	854,386	67,830
	Altra Industrial Motion Corp.	1,919,318	67,656
*	SPX Corp.	1,279,718	67,620
	Werner Enterprises Inc.	1,732,096	66,755
*	Itron Inc.	1,330,571	65,770
*	O-I Glass Inc.	4,602,154	64,430
	Brady Corp. Class A	1,358,526	64,177
	Helios Technologies Inc.	964,978	63,930
	Federal Signal Corp.	1,788,394	63,667
	Kadant Inc.	344,831	62,880
*	Air Transport Services Group Inc.	2,084,861	59,898
	Trinity Industries Inc.	2,464,742	59,696
*	CBIZ Inc.	1,466,180	58,589
	Encore Wire Corp.	556,383	57,819
	Installed Building Products Inc.	692,060	57,552
*	AeroVironment Inc.	696,071	57,217
	Kennametal Inc.	2,437,172	56,616
*	Alight Inc. Class A	8,246,004	55,661
	Mueller Water Products Inc. Class A	4,662,860	54,695
	McGrath RentCorp	712,105	54,120

44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	GMS Inc.	1,212,693	53,965
	Maxar Technologies Inc.	2,059,625	53,736
*	AZEK Co. Inc. Class A	3,192,502	53,442
	Terex Corp.	1,948,308	53,325
	ESCO Technologies Inc.	763,301	52,187
	Bread Financial Holdings Inc.	1,394,408	51,677
*	Kratos Defense & Security Solutions Inc.	3,706,694	51,449
*	Masonite International Corp.	667,553	51,288
	EnPro Industries Inc.	617,629	50,602
	Greif Inc. Class A	808,949	50,462
	ICF International Inc.	527,690	50,131
*	Shift4 Payments Inc. Class A	1,500,262	49,599
*	Atlas Air Worldwide Holdings Inc.	793,078	48,941
	ArcBest Corp.	686,324	48,297
	CSW Industrials Inc.	456,693	47,053
*	Cornerstone Building Brands Inc.	1,883,391	46,124
*	NV5 Global Inc.	390,016	45,530
*	Veritiv Corp.	410,292	44,537
	Barnes Group Inc.	1,413,578	44,019
	Lindsay Corp.	328,187	43,590
*	Hayward Holdings Inc.	3,015,971	43,400
*	CryoPort Inc.	1,386,276	42,947
	Griffon Corp.	1,529,711	42,878
*	MYR Group Inc.	480,567	42,352
*	AAR Corp.	983,450	41,148
*	Huron Consulting Group Inc.	628,301	40,833
	Granite Construction Inc.	1,362,688	39,709
*	CoreCivic Inc.	3,572,996	39,696
*	Proto Labs Inc.	814,781	38,979
*	OSI Systems Inc.	454,099	38,798
	ADT Inc.	6,286,432	38,662
*	Core & Main Inc. Class A	1,727,865	38,531
	TTEC Holdings Inc.	557,182	37,827
*	Gibraltar Industries Inc.	965,231	37,403
*	Gates Industrial Corp. plc	3,455,137	37,350
*	Vicor Corp.	673,691	36,871
*	Flywire Corp.	2,081,369	36,695
*	JELD-WEN Holding Inc.	2,448,406	35,722
*,1	Nikola Corp.	7,433,169	35,382
*,1	Legalzoom.com Inc.	3,201,651	35,186
		Shares	Market Value• ($000)
	TriMas Corp.	1,268,218	35,117
	Kforce Inc.	572,036	35,089
	Alamo Group Inc.	300,167	34,948
	Primoris Services Corp.	1,587,278	34,539
*,1	Virgin Galactic Holdings Inc.	5,718,002	34,422
*	Green Dot Corp. Class A	1,360,199	34,155
	Enerpac Tool Group Corp. Class A	1,791,030	34,065
	Patrick Industries Inc.	646,288	33,504
	Greenbrier Cos. Inc.	919,276	33,085
*	Evo Payments Inc. Class A	1,399,071	32,906
*,1	Hillman Solutions Corp.	3,735,933	32,278
	Tennant Co.	523,760	31,033
	International Seaways Inc.	1,457,984	30,909
*,1	Joby Aviation Inc.	6,206,150	30,472
	Mesa Laboratories Inc.	148,560	30,297
	Standex International Corp.	353,961	30,009
*	Repay Holdings Corp. Class A	2,322,074	29,839
*,1	TuSimple Holdings Inc. Class A	4,106,188	29,688
*	Energy Recovery Inc.	1,517,231	29,465
*,1	Enovix Corp.	3,227,120	28,754
	Marten Transport Ltd.	1,706,467	28,703
	AZZ Inc.	699,714	28,562
*	PGT Innovations Inc.	1,692,027	28,155
*	Payoneer Global Inc.	7,090,492	27,795
	Deluxe Corp.	1,269,445	27,509
*,1	Proterra Inc.	5,895,417	27,355
	Astec Industries Inc.	668,390	27,257
	H&E Equipment Services Inc.	914,877	26,504
*,1	Rocket Lab USA Inc.	6,825,603	25,869
	Apogee Enterprises Inc.	656,555	25,750
	Kaman Corp.	815,171	25,474
	Schneider National Inc. Class B	1,124,735	25,172
*	Montrose Environmental Group Inc.	741,896	25,046
*,1	PureCycle Technologies Inc.	3,355,841	24,900
	Myers Industries Inc.	1,064,279	24,191
*	Great Lakes Dredge & Dock Corp.	1,839,344	24,114

45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Construction Partners Inc. Class A	1,141,590	23,905
*	Triumph Group Inc.	1,793,753	23,839
*	Donnelley Financial Solutions Inc.	799,114	23,406
	Quanex Building Products Corp.	998,720	22,721
*	Cross Country Healthcare Inc.	1,085,204	22,605
*	Titan International Inc.	1,496,376	22,595
	Columbus McKinnon Corp.	792,497	22,483
*	American Woodmark Corp.	487,146	21,926
*,1	AvidXchange Holdings Inc.	3,487,261	21,412
*	ZipRecruiter Inc. Class A	1,430,967	21,207
*	SP Plus Corp.	686,415	21,087
*	Conduent Inc.	4,781,360	20,655
*	First Advantage Corp.	1,578,471	19,999
*	International Money Express Inc.	959,962	19,650
	Heartland Express Inc.	1,381,733	19,220
*	BlueLinx Holdings Inc.	283,621	18,949
	Wabash National Corp.	1,392,656	18,912
	Heidrick & Struggles International Inc.	580,340	18,780
*,1	Remitly Global Inc.	2,441,869	18,705
*,1	Mirion Technologies Inc.	3,229,881	18,604
*	Sterling Infrastructure Inc.	842,196	18,461
	Resources Connection Inc.	902,634	18,387
	Kelly Services Inc. Class A	921,475	18,273
	Douglas Dynamics Inc.	634,490	18,235
	CRA International Inc.	202,089	18,051
	Insteel Industries Inc.	533,587	17,966
*,1	Aurora Innovation Inc.	9,341,797	17,843
*	Cimpress plc	458,443	17,833
	Gorman-Rupp Co.	629,205	17,806
*	Janus International Group Inc.	1,949,501	17,604
*	Napco Security Technologies Inc.	844,758	17,394
	Shyft Group Inc.	929,463	17,279
*,1	FARO Technologies Inc.	546,761	16,857
		Shares	Market Value• ($000)
*	TrueBlue Inc.	941,732	16,857
	Chase Corp.	215,986	16,806
	Pitney Bowes Inc.	4,633,489	16,773
*	BTRS Holdings Inc.	3,290,983	16,389
*	Franklin Covey Co.	349,590	16,144
*	Forrester Research Inc.	334,971	16,025
	Argan Inc.	426,696	15,924
*,1	Desktop Metal Inc. Class A	7,026,006	15,457
*	Paya Holdings Inc.	2,334,426	15,337
*	Modine Manufacturing Co.	1,447,225	15,239
	Ennis Inc.	753,144	15,236
	Barrett Business Services Inc.	207,068	15,089
*	I3 Verticals Inc. Class A	588,059	14,713
	Eagle Bulk Shipping Inc.	283,417	14,704
*	DXP Enterprises Inc.	478,217	14,648
*	BrightView Holdings Inc.	1,219,101	14,629
*	TaskUS Inc. Class A	839,369	14,152
*	Ducommun Inc.	309,233	13,309
*	Thermon Group Holdings Inc.	932,760	13,105
*	Titan Machinery Inc.	579,374	12,984
	Cass Information Systems Inc.	374,933	12,673
*,1	CS Disco Inc.	689,476	12,438
	Kronos Worldwide Inc.	666,260	12,259
*,1	Workhorse Group Inc.	4,605,908	11,975
*,1	Hyliion Holdings Corp.	3,612,900	11,634
*	Transcat Inc.	203,630	11,568
*,1	Danimer Scientific Inc.	2,505,333	11,424
*	Vectrus Inc.	335,324	11,220
	REV Group Inc.	1,017,861	11,064
	VSE Corp.	291,711	10,962
*,1	Archer Aviation Inc. Class A	3,494,180	10,762
	Pactiv Evergreen Inc.	1,068,389	10,641
*	Tutor Perini Corp.	1,210,073	10,624
	National Presto Industries Inc.	156,902	10,299
*,1	Custom Truck One Source Inc.	1,831,243	10,255
*	Radiant Logistics Inc.	1,368,861	10,157
*	Manitowoc Co. Inc.	964,116	10,152
*	Vishay Precision Group Inc.	340,379	9,915
*,1	Microvast Holdings Inc.	4,443,200	9,864

46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Cadre Holdings Inc.	488,900	9,617
*,1	HireRight Holdings Corp.	676,654	9,615
*	CIRCOR International Inc.	582,774	9,552
*	Willdan Group Inc.	335,760	9,260
*	Sterling Check Corp.	566,975	9,247
*	Cantaloupe Inc.	1,644,546	9,209
*	Advantage Solutions Inc.	2,419,639	9,195
*	Babcock & Wilcox Enterprises Inc.	1,489,805	8,984
	Allied Motion Technologies Inc.	388,182	8,866
*	Ranpak Holdings Corp. Class A	1,252,622	8,768
	Hyster-Yale Materials Handling Inc.	269,570	8,686
*	Hudson Technologies Inc.	1,149,613	8,634
*	Daseke Inc.	1,310,814	8,376
*,1	Aspen Aerogels Inc.	798,243	7,887
	Information Services Group Inc.	1,149,523	7,771
*,1	Blade Air Mobility Inc.	1,737,835	7,751
*	USA Truck Inc.	243,168	7,640
*	Astronics Corp.	748,871	7,616
*	Distribution Solutions Group Inc.	144,378	7,420
	Covenant Logistics Group Inc. Class A	287,706	7,219
[1]	Perella Weinberg Partners Class A	1,232,960	7,188
	Park Aerospace Corp.	561,647	7,167
*	IES Holdings Inc.	235,697	7,111
*	ShotSpotter Inc.	260,978	7,023
*,1	PFSweb Inc.	594,902	6,996
	Miller Industries Inc.	307,701	6,976
*	Infrastructure & Energy Alternatives Inc.	847,683	6,807
*,1	Hyzon Motors Inc.	2,193,000	6,447
*	Velo3D Inc.	4,604,936	6,355
	Powell Industries Inc.	271,733	6,350
*,1	Paymentus Holdings Inc. Class A	465,000	6,217
*,1	Acacia Research Corp.	1,231,212	6,205
*,1	AEye Inc.	3,244,500	6,197
*	DHI Group Inc.	1,239,544	6,161
*,1	Skillsoft Corp.	1,716,308	6,041
	United States Lime & Minerals Inc.	53,708	5,672
*	AerSale Corp.	387,592	5,624
		Shares	Market Value• ($000)
*	Vivint Smart Home Inc.	1,564,118	5,443
*	Commercial Vehicle Group Inc.	928,491	5,422
*	PAM Transportation Services Inc.	196,206	5,374
*,1	Luna Innovations Inc.	909,888	5,305
*	Atlanticus Holdings Corp.	150,156	5,281
*	Target Hospitality Corp.	883,697	5,046
*	CECO Environmental Corp.	843,032	5,041
*,1	BlackSky Technology Inc.	2,138,227	4,939
*,1	Markforged Holding Corp.	2,516,800	4,656
*	Performant Financial Corp.	1,765,368	4,643
*	Atlas Technical Consultants Inc. Class A	880,011	4,629
*	Moneylion Inc.	3,463,658	4,572
*,1	Evolv Technologies Holdings Inc.	1,699,160	4,520
*	ServiceSource International Inc.	3,062,915	4,502
	LSI Industries Inc.	728,530	4,495
	Greif Inc. Class B	72,063	4,489
	Universal Logistics Holdings Inc.	163,933	4,477
*	Concrete Pumping Holdings Inc.	737,042	4,466
*,1	Sarcos Technology & Robotics Corp.	1,585,038	4,216
*,1	Yellow Corp.	1,438,436	4,215
*	Blue Bird Corp.	456,096	4,201
	Hurco Cos. Inc.	168,308	4,164
*,1	Velodyne Lidar Inc.	4,327,261	4,133
*	RCM Technologies Inc.	201,033	4,069
*,1	Byrna Technologies Inc.	472,114	4,055
[1]	Park-Ohio Holdings Corp.	249,800	3,962
*,1	Astra Space Inc.	3,043,100	3,956
*,1	Lightning eMotors Inc.	1,424,250	3,945
*,1	Hydrofarm Holdings Group Inc.	1,113,245	3,874
*	L B Foster Co. Class A	298,585	3,843
*	Iteris Inc.	1,300,466	3,758
*	Overseas Shipholding Group Inc. Class A	1,723,796	3,534
	BGSF Inc.	281,551	3,480

47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bowman Consulting Group Ltd. Class A	278,036	3,431
*	DLH Holdings Corp.	217,850	3,320
*,1	Latch Inc.	2,820,819	3,216
*	Gencor Industries Inc.	312,496	3,175
*,1	Momentus Inc.	1,459,433	3,152
*	Mistras Group Inc.	526,942	3,130
*,1	Spire Global Inc.	2,694,292	3,125
*	Twin Disc Inc.	342,500	3,103
*	Quad/Graphics Inc.	1,103,900	3,036
*	Karat Packaging Inc.	171,091	2,919
*,1	View Inc.	1,681,844	2,725
*,1	Xos Inc.	1,445,239	2,659
	ARC Document Solutions Inc.	1,010,004	2,656
*,1	Berkshire Grey Inc.	1,800,758	2,611
*	Manitex International Inc.	396,585	2,574
*	INNOVATE Corp.	1,371,484	2,373
*	Hill International Inc.	1,410,112	2,369
*	Willis Lease Finance Corp.	62,993	2,361
*,1	BitNile Holdings Inc.	8,879,564	2,358
*	Innovative Solutions & Support Inc.	320,858	2,310
*	CPI Card Group Inc.	129,785	2,180
*	Hudson Global Inc.	66,585	2,091
	Graham Corp.	298,776	2,068
*,1	EVI Industries Inc.	205,601	2,054
*	US Xpress Enterprises Inc. Class A	737,548	1,977
*,1	Energous Corp.	1,931,682	1,932
[1]	HireQuest Inc.	136,738	1,927
*	Core Molding Technologies Inc.	209,461	1,925
*,1	Rekor Systems Inc.	1,063,950	1,873
*	Orion Group Holdings Inc.	803,756	1,833
*,1	Biotricity Inc.	1,017,800	1,802
*	Usio Inc.	735,621	1,788
*	Smith-Midland Corp.	127,058	1,779
*	Mayville Engineering Co. Inc.	223,635	1,731
*	Alpha Pro Tech Ltd.	386,631	1,724
*,1	MICT Inc.	3,024,389	1,720
*,1	Redwire Corp.	554,400	1,685
*	Frequency Electronics Inc.	228,179	1,666
*	GEE Group Inc.	3,114,781	1,626
*,1	Aeroclean Technologies Inc.	123,000	1,611
*,1	Lightbridge Corp.	343,933	1,603
*,1	Agrify Corp.	802,166	1,580
*	RF Industries Ltd.	249,088	1,544
		Shares	Market Value• ($000)
*	Orion Energy Systems Inc.	762,830	1,533
*,1	Orbital Energy Group Inc.	2,332,919	1,469
*	Ultralife Corp.	320,851	1,460
*	Paysign Inc.	898,624	1,366
*,1	IZEA Worldwide Inc.	1,456,969	1,308
*	VirTra Inc.	262,879	1,293
*,1	Eos Energy Enterprises Inc.	1,055,795	1,278
*,1	Wrap Technologies Inc.	665,739	1,238
*	Limbach Holdings Inc.	230,117	1,229
*	Research Solutions Inc.	684,982	1,212
*,1	FreightCar America Inc.	329,338	1,199
*	LS Starrett Co. Class A	164,541	1,155
*	Sono-Tek Corp.	157,600	1,150
*	Horizon Global Corp.	689,607	1,124
*,1	Katapult Holdings Inc.	1,000,628	1,071
*	StarTek Inc.	351,627	1,016
*,1	Odyssey Marine Exploration Inc. Class B	290,463	990
*,1	AgEagle Aerial Systems Inc.	1,524,286	985
*,1	Coda Octopus Group Inc.	183,570	918
*,1	Digital Ally Inc.	1,055,808	835
*	ALJ Regional Holdings Inc.	420,907	812
*	Priority Technology Holdings Inc.	239,738	791
*,1	AIkido Pharma Inc.	132,561	781
	Where Food Comes From Inc.	68,560	740
*	LightPath Technologies Inc. Class A	592,317	729
*	ClearSign Technologies Corp.	588,394	712
*	Sypris Solutions Inc.	286,226	664
*,1	Broadwind Inc.	381,008	625
*,1	Fuel Tech Inc.	473,281	587
*	Ballantyne Strong Inc.	226,990	547
*	Air T Inc.	32,860	541
*	Team Inc.	713,063	530
*	Williams Industrial Services Group Inc.	381,626	530
*	Espey Manufacturing & Electronics Corp.	36,520	520
*,1	Shapeways Holdings Inc.	433,187	507

48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Astrotech Corp.	1,172,756	504
*	Air Industries Group	702,427	492
*,1	DSS Inc.	1,333,662	469
	Taitron Components Inc. Class A	126,100	460
*	Wireless Telecom Group Inc.	339,257	448
*	Sidus Space Inc. Class A	134,281	443
	Autoscope Technologies Corp.	79,282	433
*	CompoSecure Inc.	79,739	415
*	TSR Inc.	50,537	376
*,1	TOMI Environmental Solutions Inc.	447,022	318
*	Pioneer Power Solutions Inc.	107,157	308
*	ENGlobal Corp.	311,944	297
*,1	GreenBox POS	270,686	284
*,1	AmpliTech Group Inc.	132,700	268
*	Bio-key International Inc.	138,179	245
*,1	Enjoy Technology Inc.	1,024,765	222
*	Jewett-Cameron Trading Co. Ltd.	33,538	211
*	SG Blocks Inc.	122,327	204
*	ShiftPixy Inc.	588,101	186
*	LGL Group Inc.	14,211	184
*	Socket Mobile Inc.	59,999	182
*,1	Polar Power Inc.	42,978	116
*	P&F Industries Inc. Class A	19,462	111
*	Servotronics Inc.	8,333	94
*,1	Applied DNA Sciences Inc.	120,114	89
*	Staffing 360 Solutions Inc.	8,944	52
*	OLB Group Inc.	45,532	40
*	Schmitt Industries Inc.	5,581	22
	Ardagh Group SA Class A	37	1
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	1
*,2	Patriot National Inc.	129,819	—
			140,384,026
Real Estate (3.7%)
	American Tower Corp.	13,699,578	3,501,475
	Prologis Inc.	21,809,403	2,565,876
	Crown Castle International Corp.	12,769,139	2,150,068
	Equinix Inc.	2,683,996	1,763,439
	Public Storage	4,397,997	1,375,122
	Realty Income Corp.	17,717,028	1,209,364
		Shares	Market Value• ($000)
	Welltower Inc.	13,384,839	1,102,242
	Digital Realty Trust Inc.	8,395,010	1,089,924
	SBA Communications Corp.	3,179,408	1,017,570
	Simon Property Group Inc.	9,687,935	919,579
	AvalonBay Communities Inc.	4,120,696	800,445
	Equity Residential	10,536,542	760,949
	Weyerhaeuser Co.	21,947,386	726,897
*	CoStar Group Inc.	11,689,346	706,153
	VICI Properties Inc.	23,615,541	703,507
	Alexandria Real Estate Equities Inc.	4,812,436	697,948
*	CBRE Group Inc. Class A	9,157,634	674,093
	Extra Space Storage Inc.	3,960,305	673,727
	Invitation Homes Inc.	17,988,276	640,023
	Duke Realty Corp.	11,335,606	622,892
	Ventas Inc.	11,792,406	606,483
	Mid-America Apartment Communities Inc.	3,402,885	594,382
	Sun Communities Inc.	3,585,395	571,369
	Essex Property Trust Inc.	1,927,591	504,084
	WP Carey Inc.	5,686,966	471,222
	UDR Inc.	9,390,427	432,335
	Camden Property Trust	3,134,737	421,559
	Iron Mountain Inc.	8,573,633	417,450
	Healthpeak Properties Inc.	15,908,916	412,200
	Boston Properties Inc.	4,157,325	369,919
	Kimco Realty Corp.	18,204,074	359,895
	Equity LifeStyle Properties Inc.	4,933,410	347,657
	Host Hotels & Resorts Inc.	21,060,880	330,235
	Gaming & Leisure Properties Inc.	6,923,667	317,519
	Regency Centers Corp.	5,082,379	301,436
	American Homes 4 Rent Class A	8,192,217	290,332
	CubeSmart	6,612,184	282,473
	Rexford Industrial Realty Inc.	4,860,376	279,909
	Life Storage Inc.	2,485,324	277,511
	Medical Properties Trust Inc.	17,679,181	269,961
	American Campus Communities Inc.	4,105,887	264,707

49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Jones Lang LaSalle Inc.	1,442,204	252,184
	Americold Realty Trust Inc.	7,941,527	238,563
	Lamar Advertising Co. Class A	2,566,388	225,765
	Federal Realty OP LP	2,340,059	224,037
	National Retail Properties Inc.	5,183,596	222,895
	STORE Capital Corp.	7,842,320	204,528
	Omega Healthcare Investors Inc.	6,927,342	195,282
	Apartment Income REIT Corp. Class A	4,622,339	192,289
	EastGroup Properties Inc.	1,228,769	189,636
	Healthcare Trust of America Inc. Class A	6,752,499	188,462
	First Industrial Realty Trust Inc.	3,881,252	184,282
	Kilroy Realty Corp.	3,442,819	180,163
	Brixmor Property Group Inc.	8,831,872	178,492
	STAG Industrial Inc.	5,286,663	163,252
	Rayonier Inc.	4,316,684	161,358
	Agree Realty Corp.	2,216,598	159,883
*	Zillow Group Inc. Class C	4,819,261	153,012
	Spirit Realty Capital Inc.	3,959,610	149,594
	Vornado Realty Trust	5,081,409	145,277
	Independence Realty Trust Inc.	6,515,157	135,059
	Cousins Properties Inc.	4,404,720	128,750
	National Storage Affiliates Trust	2,555,174	127,938
	Terreno Realty Corp.	2,229,229	124,235
	Healthcare Realty Trust Inc.	4,458,691	121,276
*	Ryman Hospitality Properties Inc.	1,540,556	117,128
	Physicians Realty Trust	6,661,532	116,244
[1]	Phillips Edison & Co. Inc.	3,356,342	112,135
	Kite Realty Group Trust	6,457,104	111,643
	Douglas Emmett Inc.	4,940,018	110,558
	PS Business Parks Inc.	569,363	106,556
	Highwoods Properties Inc.	3,112,760	106,425
	EPR Properties	2,213,954	103,901
	Broadstone Net Lease Inc.	4,753,183	97,488
		Shares	Market Value• ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,557,486	96,826
	Sabra Health Care REIT Inc.	6,844,956	95,624
	Apple Hospitality REIT Inc.	6,401,905	93,916
	LXP Industrial Trust	8,460,574	90,867
	Innovative Industrial Properties Inc.	822,758	90,396
	SL Green Realty Corp.	1,890,435	87,244
*	Equity Commonwealth	3,167,944	87,214
	Corporate Office Properties Trust	3,324,996	87,082
	JBG SMITH Properties	3,660,310	86,530
	PotlatchDeltic Corp.	1,941,102	85,777
*	DigitalBridge Group Inc.	17,561,462	85,700
	Park Hotels & Resorts Inc.	6,192,637	84,034
	Essential Properties Realty Trust Inc.	3,881,799	83,420
	National Health Investors Inc.	1,292,926	78,364
*	Howard Hughes Corp.	1,136,800	77,359
	Outfront Media Inc.	4,337,620	73,523
	SITE Centers Corp.	5,344,005	71,984
*	Cushman & Wakefield plc	4,675,800	71,259
	Kennedy-Wilson Holdings Inc.	3,498,827	66,268
	Uniti Group Inc.	6,953,160	65,499
*,1	Opendoor Technologies Inc.	13,792,524	64,963
	Pebblebrook Hotel Trust	3,868,924	64,108
	Four Corners Property Trust Inc.	2,377,120	63,208
*	Sunstone Hotel Investors Inc.	6,347,504	62,967
	Hudson Pacific Properties Inc.	4,054,961	60,176
	Washington REIT	2,587,334	55,136
	Retail Opportunity Investments Corp.	3,455,287	54,524
	RLJ Lodging Trust	4,929,999	54,378
	CareTrust REIT Inc.	2,899,260	53,462
	Macerich Co.	6,037,733	52,589
	Easterly Government Properties Inc. Class A	2,709,162	51,582
*	DiamondRock Hospitality Co.	6,242,243	51,249

50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Urban Edge Properties	3,305,987	50,284
	Brandywine Realty Trust	5,120,662	49,363
*	Xenia Hotels & Resorts Inc.	3,382,673	49,150
	InvenTrust Properties Corp.	1,897,447	48,935
	Piedmont Office Realty Trust Inc. Class A	3,673,893	48,201
	St. Joe Co.	1,140,046	45,100
	LTC Properties Inc.	1,172,557	45,014
	Acadia Realty Trust	2,826,521	44,150
	Global Net Lease Inc.	3,081,212	43,630
	Newmark Group Inc. Class A	4,339,021	41,958
*,1	WeWork Inc.	8,300,101	41,667
	Tanger Factory Outlet Centers Inc.	2,923,232	41,568
	NexPoint Residential Trust Inc.	649,147	40,578
	American Assets Trust Inc.	1,353,784	40,207
	Paramount Group Inc.	5,507,357	39,818
	Alexander & Baldwin Inc.	2,123,709	38,121
*	Zillow Group Inc. Class A	1,187,702	37,781
	Centerspace	450,753	36,759
	Empire State Realty Trust Inc. Class A	4,926,032	34,630
*	Radius Global Infrastructure Inc.	2,180,307	33,272
*	Anywhere Real Estate Inc.	3,305,667	32,495
	Getty Realty Corp.	1,161,115	30,770
*	Veris Residential Inc.	2,304,948	30,518
	Office Properties Income Trust	1,460,391	29,135
*	Apartment Investment & Management Co. Class A	4,486,827	28,716
	Necessity Retail REIT Inc. Class A	3,919,455	28,534
	Marcus & Millichap Inc.	742,190	27,454
*,1	Compass Inc. Class A	7,563,384	27,304
	Industrial Logistics Properties Trust	1,919,383	27,025
	NETSTREIT Corp.	1,408,923	26,586
	Armada Hoffler Properties Inc.	2,026,454	26,020
	Service Properties Trust	4,911,327	25,686
		Shares	Market Value• ($000)
	Community Healthcare Trust Inc.	709,254	25,682
	UMH Properties Inc.	1,435,073	25,343
	RPT Realty	2,545,405	25,021
*,1	Redfin Corp.	3,013,140	24,828
[1]	eXp World Holdings Inc.	1,965,620	23,135
*	GEO Group Inc.	3,469,156	22,896
*	Summit Hotel Properties Inc.	3,029,258	22,023
	Bluerock Residential Growth REIT Inc. Class A	830,708	21,839
	Gladstone Land Corp.	965,225	21,389
	Gladstone Commercial Corp.	1,127,929	21,250
	Global Medical REIT Inc.	1,826,704	20,514
	Safehold Inc.	562,104	19,882
	Plymouth Industrial REIT Inc.	1,125,885	19,748
	Universal Health Realty Income Trust	354,893	18,884
	Saul Centers Inc.	400,543	18,870
	Ares Commercial Real Estate Corp.	1,509,639	18,463
	Orion Office REIT Inc.	1,675,026	18,358
	Farmland Partners Inc.	1,324,098	18,273
	City Office REIT Inc.	1,177,279	15,246
	Whitestone REIT	1,399,923	15,049
	CatchMark Timber Trust Inc. Class A	1,484,544	14,935
*	Chatham Lodging Trust	1,389,373	14,519
	RE/MAX Holdings Inc. Class A	542,864	13,311
	Diversified Healthcare Trust	7,212,750	13,127
	Alexander's Inc.	58,505	12,997
	One Liberty Properties Inc.	486,722	12,645
	RMR Group Inc. Class A	442,978	12,558
	Urstadt Biddle Properties Inc. Class A	772,832	12,520
	Bridge Investment Group Holdings Inc. Class A	806,505	11,727
	Franklin Street Properties Corp.	2,758,628	11,503
*	Hersha Hospitality Trust Class A	1,071,995	10,516
*	FRP Holdings Inc.	168,398	10,163

51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	CTO Realty Growth Inc.	164,401	10,048
	Cedar Realty Trust Inc.	341,658	9,836
	Douglas Elliman Inc.	1,973,467	9,453
*	Tejon Ranch Co.	597,450	9,272
[1]	Braemar Hotels & Resorts Inc.	2,097,772	8,999
	Indus Realty Trust Inc.	132,747	7,880
	BRT Apartments Corp.	355,404	7,638
	Postal Realty Trust Inc. Class A	503,103	7,496
*	Stratus Properties Inc.	224,041	7,220
*	Forestar Group Inc.	506,605	6,935
*,1	Ashford Hospitality Trust Inc.	1,059,345	6,335
	Alpine Income Property Trust Inc.	327,561	5,870
*	Seritage Growth Properties Class A	1,050,167	5,471
[1]	Urstadt Biddle Properties Inc.	265,654	4,604
[1]	Modiv Inc. Class C	190,758	3,373
	Clipper Realty Inc.	405,295	3,129
*,1	Offerpad Solutions Inc.	1,360,320	2,966
	Creative Media & Community Trust Corp.	365,744	2,597
	New York City REIT Inc. Class A	399,177	2,096
*	Altisource Portfolio Solutions SA	175,265	1,882
	Global Self Storage Inc.	319,661	1,800
*	Maui Land & Pineapple Co. Inc.	189,318	1,793
*,1	Fathom Holdings Inc.	225,495	1,768
*	AMREP Corp.	90,095	1,011
*	Power REIT	77,896	992
*	Rafael Holdings Inc. Class B	420,549	786
	CorEnergy Infrastructure Trust Inc.	307,228	774
*,2	Spirit MTA REIT	2,854,330	764
*	Trinity Place Holdings Inc.	753,758	761
*	Comstock Holding Cos. Inc. Class A	164,051	742
*	Sotherly Hotels Inc.	337,859	588
[1]	Presidio Property Trust Inc. Class A	176,733	564
*	Wheeler REIT Inc.	130,830	332
		Shares	Market Value• ($000)
*,1	Harbor Custom Development Inc.	238,273	331
*	Alset EHome International Inc.	1,041,111	306
*,1	Pennsylvania REIT	84,789	284
*,1	Avalon GloboCare Corp.	503,819	239
*,2	New York REIT Liquidating LLC	19,100	215
	Generation Income Properties Inc.	32,616	207
*	JW Mays Inc.	1,318	55
*	Presidio Property Trust Inc. Warrants Exp. 1/24/27	110,319	20
	Medalist Diversified REIT Inc.	18,356	15
			41,294,539
Technology (25.6%)
	Apple Inc.	453,344,258	61,981,227
	Microsoft Corp.	220,511,857	56,634,060
*	Alphabet Inc. Class A	8,897,835	19,390,696
*	Alphabet Inc. Class C	7,823,086	17,112,609
*	Meta Platforms Inc. Class A	67,624,180	10,904,399
	NVIDIA Corp.	70,136,366	10,631,972
	Broadcom Inc.	11,435,248	5,555,358
*	Adobe Inc.	13,930,908	5,099,548
*	Salesforce Inc.	27,841,521	4,594,965
	Intel Corp.	120,549,478	4,509,756
	QUALCOMM Inc.	33,020,874	4,218,086
	Texas Instruments Inc.	27,182,173	4,176,541
	International Business Machines Corp.	26,518,090	3,744,089
*	Advanced Micro Devices Inc.	47,777,056	3,653,511
	Intuit Inc.	7,901,400	3,045,516
	Oracle Corp.	43,269,148	3,023,215
*	ServiceNow Inc.	5,911,024	2,810,810
	Applied Materials Inc.	26,046,472	2,369,708
	Analog Devices Inc.	15,324,588	2,238,769
	Micron Technology Inc.	32,921,676	1,819,910
	Lam Research Corp.	4,090,395	1,743,122
*	Palo Alto Networks Inc.	2,937,891	1,451,142
	KLA Corp.	4,400,682	1,404,170
*	Synopsys Inc.	4,510,761	1,369,918
	Roper Technologies Inc.	3,121,933	1,232,071
*	Cadence Design Systems Inc.	8,131,463	1,219,963
*	Fortinet Inc.	20,115,986	1,138,163
	Amphenol Corp. Class A	17,604,096	1,133,352

52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Autodesk Inc.	6,414,376	1,103,016
*	Snowflake Inc. Class A	7,887,034	1,096,771
	Marvell Technology Inc.	25,094,316	1,092,356
	TE Connectivity Ltd.	9,501,520	1,075,097
	Cognizant Technology Solutions Corp. Class A	15,363,511	1,036,883
*	Crowdstrike Holdings Inc. Class A	5,977,042	1,007,490
	Microchip Technology Inc.	16,352,367	949,745
	HP Inc.	27,452,136	899,881
*	Workday Inc. Class A	5,858,756	817,765
*	Datadog Inc. Class A	7,515,469	715,773
	VMware Inc. Class A	6,208,405	707,634
	Corning Inc.	22,425,908	706,640
*	Zoom Video Communications Inc. Class A	6,311,253	681,426
*	Twitter Inc.	18,030,559	674,163
*	ON Semiconductor Corp.	12,813,308	644,638
	CDW Corp.	3,984,845	627,852
*	ANSYS Inc.	2,563,593	613,442
*	Match Group Inc.	8,427,801	587,333
*	Gartner Inc.	2,257,243	545,869
	Hewlett Packard Enterprise Co.	38,390,612	509,060
	Monolithic Power Systems Inc.	1,307,510	502,136
*	MongoDB Inc.	1,907,345	494,956
*	DoorDash Inc. Class A	7,578,169	486,291
*	EPAM Systems Inc.	1,601,726	472,157
*	Palantir Technologies Inc. Class A	51,617,478	468,171
*	VeriSign Inc.	2,747,542	459,746
	Skyworks Solutions Inc.	4,745,000	439,577
*	Akamai Technologies Inc.	4,723,850	431,429
	Seagate Technology Holdings plc	6,023,960	430,352
	NetApp Inc.	6,559,583	427,947
*	Twilio Inc. Class A	5,068,531	424,794
*	Paycom Software Inc.	1,511,854	423,501
	Teradyne Inc.	4,721,107	422,775
*	Splunk Inc.	4,743,826	419,639
*	Western Digital Corp.	9,241,157	414,281
*	Tyler Technologies Inc.	1,223,193	406,687
	Leidos Holdings Inc.	4,028,236	405,684
		Shares	Market Value• ($000)
*	HubSpot Inc.	1,337,719	402,185
*	Okta Inc.	4,444,346	401,769
*	Snap Inc. Class A	30,501,033	400,479
*	Zscaler Inc.	2,495,735	373,137
	SS&C Technologies Holdings Inc.	6,390,338	371,087
	Entegris Inc.	4,004,607	368,944
	Citrix Systems Inc.	3,728,231	362,272
	NortonLifeLock Inc.	16,197,518	355,698
	Dell Technologies Inc. Class C	7,680,339	354,908
*	DocuSign Inc.	5,893,389	338,163
*	GoDaddy Inc. Class A	4,772,174	331,952
*	PTC Inc.	3,104,951	330,181
*	Cloudflare Inc. Class A	7,461,988	326,462
*	Pinterest Inc. Class A	16,941,251	307,653
*	Qorvo Inc.	3,127,811	295,015
*	Black Knight Inc.	4,367,876	285,615
*	ZoomInfo Technologies Inc. Class A	8,327,011	276,790
*	F5 Inc.	1,785,891	273,313
*	Zendesk Inc.	3,614,648	267,737
*	Dynatrace Inc.	5,904,692	232,881
*	Wolfspeed Inc.	3,649,888	231,585
*,1	Unity Software Inc.	6,116,597	225,213
*	Arrow Electronics Inc.	1,972,789	221,130
	Bentley Systems Inc. Class B	6,511,361	216,828
*	Pure Storage Inc. Class A	8,363,087	215,015
*	Manhattan Associates Inc.	1,863,096	213,511
*	DXC Technology Co.	7,004,443	212,305
*	Ceridian HCM Holding Inc.	4,287,167	201,840
	KBR Inc.	4,121,251	199,427
*	Lattice Semiconductor Corp.	4,053,045	196,573
*	CACI International Inc. Class A	690,560	194,586
	Jabil Inc.	3,753,632	192,224
	CDK Global Inc.	3,441,058	188,467
*	Five9 Inc.	2,054,599	187,256
*	Avalara Inc.	2,597,646	183,394
*,1	AppLovin Corp. Class A	5,302,695	182,625
*	IAC/InterActiveCorp	2,357,822	179,124
*	Guidewire Software Inc.	2,468,690	175,252
*	Sailpoint Technologies Holdings Inc.	2,771,733	173,732

53

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	8,190,384	171,916
	Concentrix Corp.	1,236,353	167,699
*	UiPath Inc. Class A	8,880,324	161,533
*	II-VI Inc.	3,145,866	160,282
*	Change Healthcare Inc.	6,905,558	159,242
	Azenta Inc.	2,207,568	159,166
*	Aspen Technology Inc.	850,292	156,182
	Science Applications International Corp.	1,651,693	153,773
*	Silicon Laboratories Inc.	1,077,777	151,126
*	Elastic NV	2,203,389	149,103
*	Tenable Holdings Inc.	3,266,688	148,340
	CMC Materials Inc.	841,270	146,793
*	Rogers Corp.	552,455	144,793
*	Mandiant Corp.	6,541,513	142,736
*	Synaptics Inc.	1,170,063	138,126
	Dolby Laboratories Inc. Class A	1,915,927	137,104
*	RingCentral Inc. Class A	2,499,734	130,636
*	Qualys Inc.	1,028,595	129,747
	Power Integrations Inc.	1,721,944	129,163
*	SentinelOne Inc. Class A	5,501,483	128,350
*	Coupa Software Inc.	2,222,001	126,876
	Universal Display Corp.	1,251,396	126,566
	Switch Inc. Class A	3,756,669	125,848
	Avnet Inc.	2,888,837	123,873
*	Novanta Inc.	1,003,550	121,701
	National Instruments Corp.	3,874,803	121,010
*	Cirrus Logic Inc.	1,662,104	120,569
*	SPS Commerce Inc.	1,064,370	120,327
	TD SYNNEX Corp.	1,282,276	116,815
*	Smartsheet Inc. Class A	3,600,814	113,174
*	NCR Corp.	3,617,349	112,536
*	Rapid7 Inc.	1,638,209	109,432
*	Teradata Corp.	2,927,016	108,329
*	Dun & Bradstreet Holdings Inc.	7,057,784	106,079
*	Blackline Inc.	1,576,532	104,997
*	Semtech Corp.	1,871,636	102,884
*	Onto Innovation Inc.	1,469,945	102,514
*	Box Inc. Class A	4,008,483	100,773
*	Ziff Davis Inc.	1,333,341	99,374
*	Nutanix Inc. Class A	6,489,816	94,946
*	Varonis Systems Inc.	3,222,749	94,491
*	Perficient Inc.	1,019,961	93,520
*	IPG Photonics Corp.	993,076	93,478
*	Toast Inc. Class A	7,082,172	91,643
		Shares	Market Value• ($000)
*	Procore Technologies Inc.	2,010,034	91,235
*	Blackbaud Inc.	1,567,679	91,035
*	Insight Enterprises Inc.	1,037,305	89,499
*	FormFactor Inc.	2,304,994	89,272
*	Fabrinet	1,085,168	88,007
*	Alarm.com Holdings Inc.	1,404,957	86,911
*	Envestnet Inc.	1,621,854	85,585
*	Workiva Inc. Class A	1,275,613	84,178
*	Diodes Inc.	1,271,223	82,083
*	Alteryx Inc. Class A	1,693,281	81,989
	Advanced Energy Industries Inc.	1,108,757	80,917
*	Verint Systems Inc.	1,909,123	80,851
*	New Relic Inc.	1,578,378	78,998
*	CommVault Systems Inc.	1,250,485	78,656
*	Altair Engineering Inc. Class A	1,472,086	77,285
	Vertiv Holdings Co. Class A	8,856,302	72,799
*	Upwork Inc.	3,460,937	71,572
*	DigitalOcean Holdings Inc.	1,716,765	71,005
*	SiTime Corp.	433,472	70,669
*	NetScout Systems Inc.	2,077,632	70,328
*	Rambus Inc.	3,260,418	70,066
*	Bumble Inc. Class A	2,487,737	70,030
*	MaxLinear Inc. Class A	2,053,434	69,776
*	Sanmina Corp.	1,710,223	69,657
*	Ambarella Inc.	1,063,873	69,641
	Vishay Intertechnology Inc.	3,900,106	69,500
*	Confluent Inc. Class A	2,962,133	68,840
*	MACOM Technology Solutions Holdings Inc.	1,442,187	66,485
*	Covetrus Inc.	3,094,130	64,203
*	Sprout Social Inc. Class A	1,093,126	63,478
*	Q2 Holdings Inc.	1,616,602	62,352
*	Cargurus Inc. Class A	2,877,697	61,842
*	Plexus Corp.	778,361	61,101
*,1	nCino Inc.	1,964,661	60,747
	Progress Software Corp.	1,297,084	58,758
*	Kyndryl Holdings Inc.	5,948,193	58,173
	Pegasystems Inc.	1,205,807	57,686
*,1	E2open Parent Holdings Inc.	7,114,974	55,355

54

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Amkor Technology Inc.	3,253,287	55,143
*	Yelp Inc. Class A	1,983,592	55,084
*	PagerDuty Inc.	2,196,159	54,421
	CSG Systems International Inc.	909,896	54,303
*	Appian Corp.	1,141,918	54,081
*	Super Micro Computer Inc.	1,298,264	52,385
*	TechTarget Inc.	782,762	51,443
*	Axcelis Technologies Inc.	922,090	50,567
*	LiveRamp Holdings Inc.	1,930,124	49,817
*	Allscripts Healthcare Solutions Inc.	3,246,526	48,146
*	Appfolio Inc. Class A	531,026	48,132
*	Jamf Holding Corp.	1,941,500	48,091
	Xerox Holdings Corp.	3,203,042	47,565
*,1	MicroStrategy Inc. Class A	274,890	45,164
*	Digital Turbine Inc.	2,564,320	44,799
*,1	Clear Secure Inc. Class A	2,192,782	43,856
*	Parsons Corp.	1,078,903	43,609
*	DoubleVerify Holdings Inc.	1,919,917	43,525
*	Gitlab Inc. Class A	814,676	43,292
*	ePlus Inc.	799,053	42,446
	Xperi Holding Corp.	2,918,910	42,120
*	CCC Intelligent Solutions Holdings Inc.	4,528,696	41,664
*	Schrodinger Inc.	1,572,045	41,518
*	Allegro MicroSystems Inc.	1,977,880	40,922
*	JFrog Ltd.	1,885,547	39,728
	Shutterstock Inc.	691,852	39,650
*,1	Freshworks Inc. Class A	2,963,225	38,966
*,1	C3.ai Inc. Class A	2,128,091	38,859
	Methode Electronics Inc.	1,044,914	38,704
*	Cohu Inc.	1,372,448	38,085
*	Ultra Clean Holdings Inc.	1,277,702	38,037
*	Fastly Inc. Class A	3,197,776	37,126
*	Ping Identity Holding Corp.	2,001,695	36,311
*	3D Systems Corp.	3,640,600	35,314
*,1	Asana Inc. Class A	1,999,297	35,148
*	Qualtrics International Inc. Class A	2,803,580	35,073
*	Impinj Inc.	596,889	35,019
*	KnowBe4 Inc. Class A	2,209,527	34,513
		Shares	Market Value• ($000)
*	TTM Technologies Inc.	2,685,890	33,574
*,1	Paycor HCM Inc.	1,288,899	33,511
*	Photronics Inc.	1,719,468	33,495
*	Magnite Inc.	3,673,828	32,624
*,1	Braze Inc. Class A	899,891	32,603
*	Everbridge Inc.	1,160,682	32,371
*	Duck Creek Technologies Inc.	2,171,999	32,254
*,1	Thoughtworks Holding Inc.	2,277,553	32,136
*	PROS Holdings Inc.	1,222,366	32,063
*	Zuora Inc. Class A	3,565,636	31,912
*	Momentive Global Inc.	3,544,786	31,194
*,1	Squarespace Inc. Class A	1,479,555	30,952
	CTS Corp.	893,653	30,429
*	LivePerson Inc.	2,080,365	29,416
*,1	PAR Technology Corp.	768,043	28,794
*,1	Xometry Inc. Class A	846,590	28,725
*	Veeco Instruments Inc.	1,438,679	27,910
*	Cerence Inc.	1,099,198	27,733
*	Agilysys Inc.	584,756	27,641
	A10 Networks Inc.	1,890,715	27,188
*	Model N Inc.	1,025,934	26,243
*	BigCommerce Holdings Inc.	1,598,218	25,891
*	Avid Technology Inc.	989,439	25,676
*,1	Olo Inc. Class A	2,543,987	25,109
*,1	Matterport Inc.	6,631,980	24,273
*	Eventbrite Inc. Class A	2,359,900	24,236
*	NeoPhotonics Corp.	1,510,454	23,759
*	Domo Inc. Class B	851,505	23,672
*	Vimeo Inc.	3,899,740	23,476
	Simulations Plus Inc.	475,505	23,457
*	SMART Global Holdings Inc.	1,409,472	23,073
*	Consensus Cloud Solutions Inc.	527,795	23,054
*,1	Sprinklr Inc. Class A	2,253,792	22,786
*	Unisys Corp.	1,893,140	22,774
*	ScanSource Inc.	729,003	22,701
	Benchmark Electronics Inc.	998,405	22,524
*	Ichor Holdings Ltd.	841,111	21,852
*	Informatica Inc. Class A	1,044,700	21,698
*	CEVA Inc.	645,444	21,661
*	Grid Dynamics Holdings Inc.	1,284,205	21,600
*	Sumo Logic Inc.	2,880,824	21,577
*	Alpha & Omega Semiconductor Ltd.	643,290	21,447

55

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ACM Research Inc. Class A	1,180,335	19,865
*,1	Definitive Healthcare Corp. Class A	862,655	19,781
*	PDF Solutions Inc.	917,193	19,729
*	PubMatic Inc. Class A	1,239,766	19,700
*,1	MicroVision Inc.	4,946,023	18,993
*,1	Amplitude Inc. Class A	1,320,075	18,864
*,1	IonQ Inc.	4,077,322	17,859
*	N-able Inc.	1,847,475	16,627
*	Yext Inc.	3,472,823	16,600
*,1	AvePoint Inc.	3,738,637	16,226
*,1	Expensify Inc. Class A	900,782	16,025
*,1	Zeta Global Holdings Corp. Class A	3,465,672	15,665
	PC Connection Inc.	342,772	15,099
	Hackett Group Inc.	781,605	14,827
*,1	ForgeRock Inc. Class A	690,411	14,789
*	Alkami Technology Inc.	1,064,651	14,788
*,1	HashiCorp Inc. Class A	497,000	14,632
	American Software Inc. Class A	896,586	14,489
*	Kimball Electronics Inc.	681,124	13,691
*,1	Rackspace Technology Inc.	1,858,887	13,328
*,1	SmartRent Inc. Class A	2,873,494	12,988
*	nLight Inc.	1,254,482	12,821
*,1	Samsara Inc. Class A	1,133,300	12,659
*,1	UserTesting Inc.	2,520,465	12,653
*	OneSpan Inc.	1,054,580	12,550
	SolarWinds Corp.	1,220,652	12,512
*	ChannelAdvisor Corp.	852,833	12,434
[1]	Ebix Inc.	733,193	12,391
*,1	Blend Labs Inc. Class A	5,185,785	12,238
*,1	Cyxtera Technologies Inc.	1,051,306	11,922
*,1	indie Semiconductor Inc. Class A	2,059,378	11,738
*,1	Couchbase Inc.	712,816	11,704
*	Mitek Systems Inc.	1,254,254	11,589
*,1	Tucows Inc. Class A	259,269	11,540
*,1	EngageSmart Inc.	717,478	11,537
*	Upland Software Inc.	781,656	11,350
*	Bandwidth Inc. Class A	600,402	11,300
*	Telos Corp.	1,372,473	11,090
		Shares	Market Value• ($000)
*,1	Aeva Technologies Inc.	3,506,640	10,976
*,1	SEMrush Holdings Inc. Class A	822,251	10,632
*	ON24 Inc.	1,069,030	10,145
*	Vertex Inc. Class A	882,712	10,001
*,1	Nextdoor Holdings Inc.	2,923,476	9,677
*	GTY Technology Holdings Inc.	1,455,833	9,114
*	Edgio Inc.	3,619,157	8,360
*	Rimini Street Inc.	1,358,208	8,163
*,1	EverCommerce Inc.	865,323	7,823
*,1	MeridianLink Inc.	461,628	7,709
*,3	Asure Software Inc.	1,298,125	7,399
*,1	Credo Technology Group Holding Ltd.	623,000	7,277
*	CyberOptics Corp.	206,767	7,224
*	Brightcove Inc.	1,108,617	7,006
*	Benefitfocus Inc.	896,728	6,977
*	Identiv Inc.	599,960	6,948
*	TrueCar Inc.	2,670,121	6,916
	NVE Corp.	145,801	6,797
*	AXT Inc.	1,158,144	6,787
*,1	WM Technology Inc.	2,029,022	6,675
*	Intapp Inc.	453,545	6,640
*	MediaAlpha Inc. Class A	664,368	6,544
*,1	Digimarc Corp.	459,882	6,503
*,1	Groupon Inc.	574,821	6,495
*	eGain Corp.	657,552	6,411
*,1	NerdWallet Inc. Class A	778,876	6,176
*,1	Porch Group Inc.	2,387,382	6,112
*,1	Atomera Inc.	650,154	6,098
*,1	Veritone Inc.	912,209	5,957
*,1	Ouster Inc.	3,370,627	5,460
*,1	Red Violet Inc.	279,113	5,314
[1]	Vivid Seats Inc. Class A	705,200	5,268
*	Avaya Holdings Corp.	2,336,076	5,233
*	Computer Task Group Inc.	609,679	5,219
*	Immersion Corp.	963,156	5,143
*	Aehr Test Systems	682,904	5,122
*	Diebold Nixdorf Inc.	2,208,183	5,013
*,1	Vroom Inc.	3,812,440	4,766
*	comScore Inc.	2,294,162	4,726
*	Planet Labs PBC	1,069,100	4,629
*	EverQuote Inc. Class A	518,854	4,587
	Richardson Electronics Ltd.	309,653	4,540
*,1	Skillz Inc. Class A	3,538,218	4,387
*,1	Cleanspark Inc.	1,104,591	4,330

56

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Innodata Inc.	846,031	4,095
*,1	Enfusion Inc. Class A	394,747	4,030
*,1	CoreCard Corp.	163,539	3,992
*,1	NextNav Inc.	1,714,500	3,892
*	Daktronics Inc.	1,236,889	3,723
*,1	Smith Micro Software Inc.	1,434,565	3,543
*,1	Beachbody Co. Inc.	2,768,838	3,323
*	Intevac Inc.	685,231	3,317
*,1	IronNet Inc.	1,497,547	3,310
*,1	Alpine 4 Holdings Inc.	4,393,029	3,117
*,1	1stdibs.com Inc.	541,124	3,079
*,1	Transphorm Inc.	793,700	3,024
*,1	Phunware Inc.	2,796,147	3,020
*	EMCORE Corp.	959,683	2,946
*,1	KULR Technology Group Inc.	1,895,666	2,938
*	Quantum Corp.	2,068,619	2,937
*	AstroNova Inc.	243,410	2,916
*	SecureWorks Corp. Class A	263,152	2,858
*	QuickLogic Corp.	317,339	2,691
*	Everspin Technologies Inc.	503,798	2,640
*	Pixelworks Inc.	1,380,829	2,637
*	Weave Communications Inc.	862,644	2,622
*,1	Kopin Corp.	2,313,242	2,591
*,1	VirnetX Holding Corp.	2,158,195	2,525
*,1	Arteris Inc.	330,165	2,301
*	Issuer Direct Corp.	88,197	2,246
*,1	Park City Group Inc.	502,970	2,213
*,1	KORE Group Holdings Inc.	719,616	2,209
*	Loyalty Ventures Inc.	590,671	2,109
*	Terawulf Inc.	1,732,783	2,079
*	inTEST Corp.	301,891	2,059
*	Amtech Systems Inc.	268,244	1,958
*	Viant Technology Inc. Class A	358,428	1,821
*,1	Backblaze Inc. Class A	343,197	1,795
*,1	SkyWater Technology Inc.	296,973	1,788
*	Mastech Digital Inc.	119,793	1,780
*	Steel Connect Inc.	1,313,081	1,760
*	Synchronoss Technologies Inc.	1,517,620	1,745
*,1	Cipher Mining Inc.	1,253,825	1,718
*,1	Verb Technology Co. Inc.	3,198,586	1,669
*	GSI Technology Inc.	460,392	1,588
*,1	Exela Technologies Inc.	12,439,896	1,423
		Shares	Market Value• ($000)
*	Research Frontiers Inc.	799,655	1,391
*,1	Quantum Computing Inc.	576,947	1,373
*,1	Nuvve Holding Corp.	290,743	1,361
*	One Stop Systems Inc.	325,113	1,281
*	Inuvo Inc.	2,536,959	1,256
*,1	eMagin Corp.	1,850,738	1,203
*	Key Tronic Corp.	270,500	1,193
*	LiveVox Holdings Inc.	717,689	1,191
*	CSP Inc.	129,793	1,181
*	Zedge Inc. Class B	407,694	1,174
*,1	BuzzFeed Inc.	740,107	1,140
*	Streamline Health Solutions Inc.	895,999	1,138
*	Aware Inc.	478,176	1,138
*,1	Ipsidy Inc.	569,849	1,106
*	Intellicheck Inc.	522,431	1,055
*,1	Boxlight Corp. Class A	1,524,589	1,037
*	NetSol Technologies Inc.	324,880	1,035
*,1	Intrusion Inc.	257,983	1,009
*	TransAct Technologies Inc.	247,478	1,000
*	AudioEye Inc.	162,397	976
*,1	NextPlay Technologies Inc.	2,778,238	971
*	OMNIQ Corp.	175,600	966
*,1	Soluna Holdings Inc.	227,288	925
*,1	Remark Holdings Inc.	1,733,422	764
*,1	Greenidge Generation Holdings Inc.	294,977	749
*	Peraso Inc.	368,905	708
*,1	SeaChange International Inc.	1,152,825	696
*	SigmaTron International Inc.	98,274	694
*	GSE Systems Inc.	541,861	677
*,1	Flux Power Holdings Inc.	280,974	674
*	Rubicon Technology Inc.	72,664	668
*,1	Inpixon	3,857,401	656
*	CVD Equipment Corp.	165,470	654
*,1	DecisionPoint Systems Inc.	160,700	643
*	Crown ElectroKinetics Corp.	638,989	582
*	Data I/O Corp.	180,859	555
*	WidePoint Corp.	231,461	553
*	CYNGN Inc.	479,651	552

57

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Super League Gaming Inc.	487,161	497
*,1	Glimpse Group Inc.	118,109	470
*	Trio-Tech International	104,880	454
*	RealNetworks Inc.	675,168	426
*,1	Creatd Inc.	554,557	410
*,1	Waitr Holdings Inc.	2,622,672	400
*	BSQUARE Corp.	304,286	383
*	BTCS Inc.	249,293	371
*	Qumu Corp.	450,282	362
*,1	iPower Inc.	309,711	328
*	Duos Technologies Group Inc.	73,218	280
*	PetVivo Holdings Inc.	173,200	274
	SilverSun Technologies Inc.	99,500	270
*	Bridgeline Digital Inc.	200,736	241
*,1	LogicMark Inc.	195,563	213
*	Alfi Inc.	181,838	211
*	Kubient Inc.	318,146	210
*,1	American Virtual Cloud Technologies Inc.	775,634	194
*	CynergisTek Inc.	158,445	190
*,1	VerifyMe Inc.	84,041	165
*	WiSA Technologies Inc.	242,859	151
*	Recruiter.com Group Inc.	147,281	150
*,1	Akerna Corp.	510,481	71
*	Nortech Systems Inc.	5,000	70
*	Sigma Labs Inc.	54,433	70
*	Creative Realities Inc.	104,180	64
*,1	Data Storage Corp.	24,445	60
*,1	Paltalk Inc.	28,954	58
*	T Stamp Inc. Class A	17,276	29
*	WaveDancer Inc.	17,693	24
*	Oblong Inc.	52,533	16
*,2	Ikonics Corp. CVR	7,226	—
			284,440,686
Telecommunications (2.6%)
	Verizon Communications Inc.	117,617,766	5,969,102
	Comcast Corp. Class A	131,799,828	5,171,825
	Cisco Systems Inc.	109,879,078	4,685,244
	AT&T Inc.	211,099,158	4,424,638
*	T-Mobile US Inc.	18,485,029	2,486,976
*	Charter Communications Inc. Class A	2,369,708	1,110,279
	Motorola Solutions Inc.	4,934,251	1,034,219
*	Arista Networks Inc.	6,823,906	639,673
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	3,946,794	456,407
[1]	Lumen Technologies Inc.	30,444,125	332,145
*	Roku Inc.	3,536,578	290,495
	Juniper Networks Inc.	9,527,644	271,538
	Cable One Inc.	176,693	227,814
*	Ciena Corp.	4,494,820	205,413
*	Frontier Communications Parent Inc.	7,230,835	170,214
*	Lumentum Holdings Inc.	1,930,374	153,310
*	Vonage Holdings Corp.	7,567,071	142,564
*	DISH Network Corp. Class A	7,291,230	130,732
*	Iridium Communications Inc.	3,395,705	127,543
*	Viavi Solutions Inc.	6,725,172	88,974
	Cogent Communications Holdings Inc.	1,278,665	77,692
*	Viasat Inc.	2,092,274	64,086
*	Altice USA Inc. Class A	6,376,883	58,986
	InterDigital Inc.	909,582	55,303
*	Calix Inc.	1,619,341	55,284
*	Liberty Broadband Corp. Class A	475,097	53,947
*	Plantronics Inc.	1,205,506	47,834
	Telephone & Data Systems Inc.	3,016,385	47,629
*	CommScope Holding Co. Inc.	5,797,855	35,483
*	Extreme Networks Inc.	3,895,244	34,746
	Shenandoah Telecommunications Co.	1,394,945	30,968
*	Gogo Inc.	1,882,354	30,475
*	Infinera Corp.	5,371,267	28,790
*	WideOpenWest Inc.	1,564,045	28,481
*	Harmonic Inc.	3,069,536	26,613
*,1	Globalstar Inc.	21,149,983	26,014
	ADTRAN Inc.	1,358,765	23,819
*	Digi International Inc.	978,389	23,697
*,1	Lightwave Logic Inc.	3,281,171	21,459
*	Clearfield Inc.	341,492	21,155
*	EchoStar Corp. Class A	1,045,724	20,182
*	8x8 Inc.	3,351,019	17,258
*	IDT Corp. Class B	616,660	15,509
*	Consolidated Communications Holdings Inc.	2,207,355	15,451

58

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ATN International Inc.	324,753	15,234
*	NETGEAR Inc.	801,807	14,849
*	Anterix Inc.	357,668	14,689
*,1	Charge Enterprises Inc.	2,837,200	13,533
*	United States Cellular Corp.	461,155	13,355
*,1	fuboTV Inc.	4,912,100	12,133
*	DZS Inc.	527,247	8,578
*	Ooma Inc.	658,499	7,797
*,1	AST SpaceMobile Inc.	1,224,952	7,693
*	Aviat Networks Inc.	301,106	7,540
*	Ribbon Communications Inc.	2,219,851	6,748
	Comtech Telecommunications Corp.	719,972	6,530
*,1	Akoustis Technologies Inc.	1,586,053	5,868
	Bel Fuse Inc. Class B	356,153	5,542
*,1	Inseego Corp.	2,870,125	5,425
*	Cambium Networks Corp.	315,800	4,626
*	CalAmp Corp.	1,045,712	4,361
*	Lantronix Inc.	761,168	4,095
*	Hemisphere Media Group Inc. Class A	525,973	4,013
*	KVH Industries Inc.	433,378	3,770
*,1	Casa Systems Inc.	911,548	3,582
*	Genasys Inc.	1,017,703	3,308
	Spok Holdings Inc.	464,693	2,928
*,1	Kaltura Inc.	1,323,947	2,635
*	Airgain Inc.	309,957	2,517
*	Powerfleet Inc.	970,791	2,107
*	PCTEL Inc.	460,492	1,883
*,1	SurgePays Inc.	290,433	1,403
*,1	Applied Optoelectronics Inc.	856,472	1,328
	Network-1 Technologies Inc.	509,201	1,222
*,1	Airspan Networks Holdings Inc.	376,375	1,125
	Crexendo Inc.	356,406	1,105
*	TESSCO Technologies Inc.	134,755	796
*	Franklin Wireless Corp.	244,162	789
*,1	Vislink Technologies Inc.	1,128,955	672
*	Minim Inc.	833,030	335
*	Optical Cable Corp.	92,325	333
*,1	ComSovereign Holding Corp.	1,192,821	202
*,1,2	FTE Networks Inc.	84,180	126
*	ClearOne Inc.	231,050	125
		Shares	Market Value• ($000)
	Bel Fuse Inc. Class A	2,976	65
*	ADDvantage Technologies Group Inc.	47,738	60
			29,174,991
Utilities (3.4%)
	NextEra Energy Inc.	57,926,337	4,486,974
	Duke Energy Corp.	22,688,095	2,432,391
	Southern Co.	31,315,842	2,233,133
	Dominion Energy Inc.	23,897,699	1,907,275
	Waste Management Inc.	12,239,186	1,872,351
	American Electric Power Co. Inc.	15,128,607	1,451,439
	Sempra Energy	9,266,337	1,392,452
	Exelon Corp.	28,887,099	1,309,163
	Xcel Energy Inc.	16,047,613	1,135,529
	Consolidated Edison Inc.	10,448,459	993,648
	Waste Connections Inc.	7,582,298	939,902
	WEC Energy Group Inc.	9,306,968	936,653
	Public Service Enterprise Group Inc.	14,721,811	931,596
	Eversource Energy	10,176,391	859,600
	American Water Works Co. Inc.	5,358,671	797,209
	Republic Services Inc.	6,054,313	792,328
	Edison International	11,245,143	711,143
	Ameren Corp.	7,592,254	686,036
	Entergy Corp.	6,000,441	675,890
*	PG&E Corp.	61,832,922	617,093
	DTE Energy Co.	4,851,335	614,907
	FirstEnergy Corp.	15,991,195	613,902
	PPL Corp.	21,692,095	588,506
	CMS Energy Corp.	8,556,231	577,546
	Constellation Energy Corp.	9,640,508	552,015
	CenterPoint Energy Inc.	18,543,716	548,523
	Atmos Energy Corp.	4,092,308	458,748
	Evergy Inc.	6,764,100	441,357
	Alliant Energy Corp.	7,396,253	433,494
	AES Corp.	19,678,565	413,447
	NiSource Inc.	11,943,639	352,218
	Essential Utilities Inc.	6,942,305	318,305
	Vistra Corp.	12,712,297	290,476
	NRG Energy Inc.	7,002,553	267,287
	Pinnacle West Capital Corp.	3,331,875	243,627
	UGI Corp.	6,183,279	238,736
	OGE Energy Corp.	5,892,107	227,200
	National Fuel Gas Co.	2,693,626	177,914

59

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Southwest Gas Holdings Inc.	1,854,706	161,508
	IDACORP Inc.	1,493,645	158,207
	Black Hills Corp.	1,912,240	139,154
*	Sunrun Inc.	5,873,614	137,208
*	Clean Harbors Inc.	1,527,357	133,903
	ONE Gas Inc.	1,605,222	130,328
	Portland General Electric Co.	2,636,314	127,413
	New Jersey Resources Corp.	2,851,159	126,962
	Hawaiian Electric Industries Inc.	3,074,299	125,739
	South Jersey Industries Inc.	3,591,172	122,603
	PNM Resources Inc.	2,530,719	120,918
*	Stericycle Inc.	2,716,285	119,109
*	Evoqua Water Technologies Corp.	3,584,172	116,521
*	Casella Waste Systems Inc. Class A	1,500,082	109,026
	Spire Inc.	1,465,979	109,025
	Avangrid Inc.	2,298,976	106,029
	Ormat Technologies Inc.	1,327,809	104,034
	ALLETE Inc.	1,669,162	98,113
	NorthWestern Corp.	1,596,999	94,111
	Avista Corp.	2,155,242	93,775
	American States Water Co.	1,093,704	89,148
	California Water Service Group	1,590,576	88,356
	MGE Energy Inc.	1,072,748	83,492
	Clearway Energy Inc. Class C	2,242,438	78,126
	Chesapeake Utilities Corp.	499,325	64,688
	Northwest Natural Holding Co.	1,018,076	54,060
*	Sunnova Energy International Inc.	2,879,577	53,071
	SJW Group	821,143	51,247
	Middlesex Water Co.	518,397	45,453
	Clearway Energy Inc. Class A	1,214,668	38,833
*	Archaea Energy Inc. Class A	2,359,886	36,649
	Unitil Corp.	473,910	27,828
	York Water Co.	411,498	16,637
*	Harsco Corp.	2,321,258	16,504
*,1	Vertex Energy Inc.	1,424,451	14,985
*	Heritage-Crystal Clean Inc.	487,014	13,130
	Artesian Resources Corp. Class A	240,799	11,840
		Shares	Market Value• ($000)
*,1	Excelerate Energy Inc. Class A	539,249	10,742
	Aris Water Solution Inc. Class A	616,458	10,282
	Genie Energy Ltd. Class B	641,703	5,878
*	Pure Cycle Corp.	550,701	5,804
	Global Water Resources Inc.	433,686	5,729
	RGC Resources Inc.	275,510	5,254
*,1	Altus Power Inc.	696,600	4,396
*,1	NuScale Power Corp.	434,600	4,342
	Via Renewables Inc. Class A	335,374	2,569
*	Advanced Emissions Solutions Inc.	447,249	2,098
*	Perma-Fix Environmental Services Inc.	325,244	1,688
*,1	Charah Solutions Inc.	431,762	1,615
*	Quest Resource Holding Corp.	392,752	1,606
*	Sharps Compliance Corp.	524,500	1,531
*,1	Aqua Metals Inc.	1,584,330	1,283
*,1	Stronghold Digital Mining Inc. Class A	597,997	993
*,1	Cadiz Inc.	298,465	695
			37,804,251
Total Common Stocks (Cost $611,548,648)			1,102,913,104
Preferred Stocks (0.0%)
[1,4]	Meta Materials Inc. Pfd., 0.000%	3,435,816	5,308
	Air T Funding Pfd., 8.000%, 6/7/24	1,727	37
Total Preferred Stocks (Cost $36)			5,345

60

Total Stock Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5,6] Vanguard Market Liquidity Fund, 1.417% (Cost $12,109,820)	121,130,856	12,109,452
Total Investments (100.4%) (Cost $623,658,504)		1,115,027,901
Other Assets and Liabilities—Net (-0.4%)		(4,681,518)
Net Assets (100%)		1,110,346,383
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,548,138,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $5,110,848,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	3,874	330,840	(17,998)
E-mini S&P 500 Index	September 2022	35,175	6,664,783	(71,448)
E-mini S&P Mid-Cap 400 Index	September 2022	240	54,432	(3,148)
				(92,594)

61

Total Stock Market Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/22	BANA	1,998	(1.643)	—	(59)
DXC Technology Co.	8/31/22	BANA	6,136	(1.967)	—	(77)
Goldman Sachs Group Inc.	8/31/23	BANA	142,180	(1.822)	—	(12,305)
Popular Inc.	8/31/22	BANA	17,976	(1.634)	—	(965)
Signature Bank	8/31/23	BANA	64,881	(1.942)	—	(11,216)
State Street Corp.	8/31/23	BANA	186,662	(1.803)	—	(26,706)
VICI Properties Inc.	8/31/22	BANA	36,020	(2.127)	1,648	—
VICI Properties Inc.	8/31/22	BANA	104,510	(2.119)	966	—
Visa Inc. Class A	8/31/22	BANA	47,738	(1.136)	—	(3,394)
					2,614	(54,722)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $611,539,860)	1,102,911,050
Affiliated Issuers (Cost $12,118,644)	12,116,851
Total Investments in Securities	1,115,027,901
Investment in Vanguard	43,355
Cash Collateral Pledged—Futures Contracts	393,890
Cash Collateral Pledged—Over-the-Counter Swap Contracts	47,620
Receivables for Investment Securities Sold	437,544
Receivables for Accrued Income	899,614
Receivables for Capital Shares Issued	1,645,241
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,614
Total Assets	1,118,497,779
Liabilities
Due to Custodian	377,038
Payables for Investment Securities Purchased	1,837,096
Collateral for Securities on Loan	5,110,848
Payables for Capital Shares Redeemed	699,365
Payables for Distributions	1
Payables to Vanguard	13,357
Variation Margin Payable—Futures Contracts	58,969
Unrealized Depreciation—Over-the-Counter Swap Contracts	54,722
Total Liabilities	8,151,396
Net Assets	1,110,346,383
1 Includes $4,548,138 of securities on loan.
63

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	633,164,131
Total Distributable Earnings (Loss)	477,182,252
Net Assets	1,110,346,383

Investor Shares—Net Assets
Applicable to 201,413,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,480,197
Net Asset Value Per Share—Investor Shares	$91.75

ETF Shares—Net Assets
Applicable to 1,297,014,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	244,501,034
Net Asset Value Per Share—ETF Shares	$188.51

Admiral Shares—Net Assets
Applicable to 2,935,965,724 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	269,421,480
Net Asset Value Per Share—Admiral Shares	$91.77

Institutional Shares—Net Assets
Applicable to 714,483,641 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,575,204
Net Asset Value Per Share—Institutional Shares	$91.78

Institutional Plus Shares—Net Assets
Applicable to 2,734,702,386 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	470,696,509
Net Asset Value Per Share—Institutional Plus Shares	$172.12

Institutional Select Shares—Net Assets
Applicable to 230,732,788 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,671,959
Net Asset Value Per Share—Institutional Select Shares	$180.61
See accompanying Notes, which are an integral part of the Financial Statements.
64

Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	8,697,624
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	10
Interest—Affiliated Issuers	14,038
Securities Lending—Net	89,234
Total Income	8,800,906
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,820
Management and Administrative—Investor Shares	27,612
Management and Administrative—ETF Shares	34,640
Management and Administrative—Admiral Shares	53,645
Management and Administrative—Institutional Shares	12,233
Management and Administrative—Institutional Plus Shares	34,292
Management and Administrative—Institutional Select Shares	1,857
Marketing and Distribution—Investor Shares	1,508
Marketing and Distribution—ETF Shares	3,641
Marketing and Distribution—Admiral Shares	5,100
Marketing and Distribution—Institutional Shares	1,968
Marketing and Distribution—Institutional Plus Shares	5,958
Marketing and Distribution—Institutional Select Shares	291
Custodian Fees	1,168
Shareholders’ Reports—Investor Shares	480
Shareholders’ Reports—ETF Shares	1,192
Shareholders’ Reports—Admiral Shares	535
Shareholders’ Reports—Institutional Shares	1,189
Shareholders’ Reports—Institutional Plus Shares	848
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	317
Other Expenses	68
Total Expenses	197,362
Expenses Paid Indirectly	(25)
Net Expenses	197,337
Net Investment Income	8,603,569
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	(397,037)
Investment Securities Sold—Affiliated Issuers	(1,799)
65

Total Stock Market Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2022
($000)
Futures Contracts	(1,043,990)
Swap Contracts	(59,169)
Realized Net Gain (Loss)	(1,501,995)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(303,366,470)
Investment Securities—Affiliated Issuers	(2,655)
Futures Contracts	(193,642)
Swap Contracts	(88,006)
Change in Unrealized Appreciation (Depreciation)	(303,650,773)
Net Increase (Decrease) in Net Assets Resulting from Operations	(296,549,199)
1	Dividends are net of foreign withholding taxes of $644,000.
2	Includes $9,842,360,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
66

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,603,569	16,173,398
Realized Net Gain (Loss)	(1,501,995)	25,405,131
Change in Unrealized Appreciation (Depreciation)	(303,650,773)	238,495,999
Net Increase (Decrease) in Net Assets Resulting from Operations	(296,549,199)	280,074,528
Distributions
Investor Shares	(129,235)	(1,676,741)
ETF Shares	(1,870,034)	(3,403,927)
Admiral Shares	(2,058,027)	(4,103,816)
Institutional Shares	(508,333)	(2,969,898)
Institutional Plus Shares	(3,584,115)	(3,559,330)
Institutional Select Shares	(323,852)	(647,913)
Total Distributions	(8,473,596)	(16,361,625)
Capital Share Transactions
Investor Shares	(103,928,345)	(51,574,306)
ETF Shares	12,527,436	44,386,309
Admiral Shares	2,971,393	1,876,942
Institutional Shares	(155,519,309)	22,144,976
Institutional Plus Shares	285,505,129	14,016,596
Institutional Select Shares	400,022	(1,862,868)
Net Increase (Decrease) from Capital Share Transactions	41,956,326	28,987,649
Total Increase (Decrease)	(263,066,469)	292,700,552
Net Assets
Beginning of Period	1,373,412,852	1,080,712,300
End of Period	1,110,346,383	1,373,412,852
See accompanying Notes, which are an integral part of the Financial Statements.
67

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$117.53	$94.71	$79.66	$62.08	$66.70	$56.06
Investment Operations
Net Investment Income[1]	.613	1.284	1.284	1.279	1.275	1.086
Capital Gain Distributions Received[1]	—	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(25.748)	22.837	15.026	17.634	(4.703)	10.630
Total from Investment Operations	(25.135)	24.121	16.310	18.913	(3.428)	11.716
Distributions
Dividends from Net Investment Income	(.645)	(1.301)	(1.260)	(1.333)	(1.192)	(1.076)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.645)	(1.301)	(1.260)	(1.333)	(1.192)	(1.076)
Net Asset Value, End of Period	$91.75	$117.53	$94.71	$79.66	$62.08	$66.70
Total Return[3]	-21.43%	25.59%	20.87%	30.65%	-5.26%	21.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,480	$133,977	$153,845	$139,686	$121,266	$126,766
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.20%	1.62%	1.78%	1.86%	1.77%
Portfolio Turnover Rate[5]	2%	4%	8%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$241.49	$194.61	$163.70	$127.56	$137.06	$115.21
Investment Operations
Net Investment Income[1]	1.490	2.912	2.831	2.809	2.781	2.361
Capital Gain Distributions Received[1]	—	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(53.013)	46.898	30.848	36.236	(9.676)	21.832
Total from Investment Operations	(51.523)	49.810	33.679	39.045	(6.895)	24.193
Distributions
Dividends from Net Investment Income	(1.457)	(2.930)	(2.769)	(2.905)	(2.605)	(2.343)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.457)	(2.930)	(2.769)	(2.905)	(2.605)	(2.343)
Net Asset Value, End of Period	$188.51	$241.49	$194.61	$163.70	$127.56	$137.06
Total Return	-21.38%	25.72%	20.95%	30.80%	-5.13%	21.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$244,501	$299,088	$202,075	$138,067	$94,809	$91,862
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.31%	1.73%	1.89%	1.97%	1.87%
Portfolio Turnover Rate[4]	2%	4%	8%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$117.56	$94.74	$79.69	$62.09	$66.72	$56.08
Investment Operations
Net Investment Income[1]	.720	1.402	1.364	1.360	1.344	1.148
Capital Gain Distributions Received[1]	—	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(25.806)	22.833	15.025	17.646	(4.711)	10.633
Total from Investment Operations	(25.086)	24.235	16.389	19.006	(3.367)	11.781
Distributions
Dividends from Net Investment Income	(.704)	(1.415)	(1.339)	(1.406)	(1.263)	(1.141)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.704)	(1.415)	(1.339)	(1.406)	(1.263)	(1.141)
Net Asset Value, End of Period	$91.77	$117.56	$94.74	$79.69	$62.09	$66.72
Total Return[3]	-21.38%	25.71%	20.99%	30.80%	-5.17%	21.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$269,421	$341,733	$273,622	$252,536	$185,102	$190,099
Ratio of Total Expenses to Average Net Assets	0.04%[4]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.30%	1.72%	1.88%	1.96%	1.87%
Portfolio Turnover Rate[5]	2%	4%	8%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$117.58	$94.75	$79.70	$62.10	$66.73	$56.09
Investment Operations
Net Investment Income[1]	.692	1.416	1.374	1.365	1.354	1.153
Capital Gain Distributions Received[1]	—	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(25.782)	22.841	15.024	17.649	(4.715)	10.630
Total from Investment Operations	(25.090)	24.257	16.398	19.014	(3.361)	11.783
Distributions
Dividends from Net Investment Income	(.710)	(1.427)	(1.348)	(1.414)	(1.269)	(1.143)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.710)	(1.427)	(1.348)	(1.414)	(1.269)	(1.143)
Net Asset Value, End of Period	$91.78	$117.58	$94.75	$79.70	$62.10	$66.73
Total Return	-21.39%	25.73%	21.00%	30.81%	-5.16%	21.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,575	$249,282	$180,586	$152,716	$115,115	$113,557
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%	0.03%	0.03%	0.03%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.31%	1.73%	1.89%	1.97%	1.87%
Portfolio Turnover Rate[4]	2%	4%	8%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$220.49	$177.69	$149.47	$116.46	$125.14	$105.18
Investment Operations
Net Investment Income[1]	1.396	2.672	2.591	2.575	2.555	2.182
Capital Gain Distributions Received[1]	—	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(48.428)	42.823	28.172	33.100	(8.842)	19.938
Total from Investment Operations	(47.032)	45.495	30.763	35.675	(6.287)	22.120
Distributions
Dividends from Net Investment Income	(1.338)	(2.695)	(2.543)	(2.665)	(2.393)	(2.160)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.338)	(2.695)	(2.543)	(2.665)	(2.393)	(2.160)
Net Asset Value, End of Period	$172.12	$220.49	$177.69	$149.47	$116.46	$125.14
Total Return	-21.38%	25.74%	21.02%	30.82%	-5.15%	21.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$470,697	$296,554	$226,288	$188,188	$135,641	$126,130
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.32%	1.74%	1.90%	1.98%	1.89%
Portfolio Turnover Rate[4]	2%	4%	8%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$231.36	$186.45	$156.83	$122.20	$131.31	$110.37
Investment Operations
Net Investment Income[1]	1.448	2.821	2.772	2.709	2.704	2.311
Capital Gain Distributions Received[1]	—	.000[2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(50.788)	44.937	29.532	34.731	(9.290)	20.908
Total from Investment Operations	(49.340)	47.758	32.304	37.440	(6.586)	23.219
Distributions
Dividends from Net Investment Income	(1.410)	(2.848)	(2.684)	(2.810)	(2.524)	(2.279)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.410)	(2.848)	(2.684)	(2.810)	(2.524)	(2.279)
Net Asset Value, End of Period	$180.61	$231.36	$186.45	$156.83	$122.20	$131.31
Total Return	-21.37%	25.75%	21.03%	30.84%	-5.14%	21.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,672	$52,780	$44,296	$26,431	$20,262	$14,163
Ratio of Total Expenses to Average Net Assets	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.33%	1.76%	1.91%	1.99%	1.90%
Portfolio Turnover Rate[4]	2%	4%	8%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Total Stock Market Index Fund
During the six months ended June 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Total Stock Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Total Stock Market Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $43,355,000, representing less than 0.01% of the fund’s net assets and 17.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,102,905,714	151	7,239	1,102,913,104
Preferred Stocks	5,345	—	—	5,345
Temporary Cash Investments	12,109,452	—	—	12,109,452
Total	1,115,020,511	151	7,239	1,115,027,901

Derivative Financial Instruments
Assets
Swap Contracts	—	2,614	—	2,614
Liabilities
Futures Contracts[1]	92,594	—	—	92,594
Swap Contracts	—	54,722	—	54,722
Total	92,594	54,722	—	147,316
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	625,810,110
Gross Unrealized Appreciation	546,946,357
Gross Unrealized Depreciation	(57,873,268)
Net Unrealized Appreciation (Depreciation)	489,073,089
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $11,733,322,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2022, the fund purchased $76,664,332,000 of investment securities and sold $37,568,319,000 of investment securities, other than temporary cash investments. Purchases and sales include $20,410,351,000 and $12,962,565,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
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Total Stock Market Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $1,014,588,000 and sales were $1,085,424,000, resulting in net realized loss of $442,837,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,807,296	35,379	496,590	4,799
Issued in Lieu of Cash Distributions	129,235	1,300	1,676,741	15,550
Redeemed	(107,864,876)	(975,210)	(53,747,637)	(504,787)
Net Increase (Decrease)—Investor Shares	(103,928,345)	(938,531)	(51,574,306)	(484,438)
ETF Shares
Issued	25,914,934	122,613	69,095,066	308,260
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,387,498)	(64,100)	(24,708,757)	(108,100)
Net Increase (Decrease)—ETF Shares	12,527,436	58,513	44,386,309	200,160
Admiral Shares
Issued	18,385,152	175,157	37,025,893	347,554
Issued in Lieu of Cash Distributions	1,713,156	17,207	3,424,237	31,536
Redeemed	(17,126,915)	(163,359)	(38,573,188)	(360,387)
Net Increase (Decrease)—Admiral Shares	2,971,393	29,005	1,876,942	18,703
Institutional Shares
Issued	5,089,166	48,221	44,920,917	425,435
Issued in Lieu of Cash Distributions	416,444	4,179	2,799,517	25,726
Redeemed	(161,024,919)	(1,458,108)	(25,575,458)	(236,871)
Net Increase (Decrease)—Institutional Shares	(155,519,309)	(1,405,708)	22,144,976	214,290
Institutional Plus Shares
Issued	293,292,292	1,428,530	27,268,129	137,022
Issued in Lieu of Cash Distributions	3,554,411	19,055	3,498,917	17,171
Redeemed	(11,341,574)	(57,849)	(16,750,450)	(82,739)
Net Increase (Decrease)—Institutional Plus Shares	285,505,129	1,389,736	14,016,596	71,454
79

Total Stock Market Index Fund
	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	3,210,912	15,897	5,779,241	28,270
Issued in Lieu of Cash Distributions	323,852	1,651	647,913	3,034
Redeemed	(3,134,742)	(14,943)	(8,290,022)	(40,759)
Net Increase (Decrease)—Institutional Select Shares	400,022	2,605	(1,862,868)	(9,455)
H.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Asure Software Inc.	NA1	4,124	1,412	(707)	(1,939)	—	—	7,399
Vanguard Market Liquidity Fund	8,612,238	NA2	NA2	(1,092)	(716)	14,038	—	12,109,452
Total	8,612,238	4,124	1,412	(1,799)	(2,655)	14,038	—	12,116,851
1	Not applicable—at December 31, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.
80

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
81

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
82

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Stock Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
83

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q852 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.